UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 through June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

American Century NVIT Growth Fund (formerly, NVIT Growth Fund)

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Century NVIT Growth Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,056.30	4.59	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class II Shares[c]	Actual		1,000.00	975.00	1.68	1.05
	Hypothetical	[b]	1,000.00	1,019.59	5.26	1.05
Class IV Shares	Actual		1,000.00	1,055.60	4.59	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011. multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

[c]	For the period from May 3, 2011 (commencement of operations) through June 30, 2011.

4	Semiannual Report 2011

Portfolio Summary	American Century NVIT Growth Fund

June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	98.8%
Mutual Fund	2.0%
Exchange Traded Fund	0.1%
Liabilities in excess of other assets	(0.9%)

100.0%

Top Industries †
Computers & Peripherals	8.2%
Oil, Gas & Consumable Fuels	7.3%
Software	6.4%
Information Technology Services	4.8%
Health Care Equipment & Supplies	4.5%
Beverages	4.3%
Machinery	4.2%
Energy Equipment & Services	4.2%
Chemicals	3.8%
Communications Equipment	3.8%
Other Industries	48.5%

100.0%

Top Holdings †
Apple, Inc.	4.8%
Exxon Mobil Corp.	4.6%
Schlumberger Ltd.	2.7%
QUALCOMM, Inc.	2.3%
Coca-Cola Co. (The)	2.1%
Oracle Corp.	2.0%
PepsiCo, Inc.	2.0%
Invesco Liquid Assets Portfolio—Institutional Class	1.9%
United Parcel Service, Inc., Class B	1.8%
McDonald’s Corp.	1.7%
Other Holdings	74.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.8%

	Shares	Market Value

Aerospace & Defense 3.1%
Honeywell International, Inc.	30,304	$1,805,815
Textron, Inc.	17,020	401,842
United Technologies Corp.	20,621	1,825,165

		4,032,822

Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	31,464	2,294,670

Auto Components 2.1%
Autoliv, Inc.	14,107	1,106,694
BorgWarner, Inc. *	19,747	1,595,360

		2,702,054

Automobiles 0.7%
Harley-Davidson, Inc.	23,408	959,026

Beverages 4.3%
Coca-Cola Co. (The)	40,186	2,704,116
Hansen Natural Corp. *	4,073	329,709
PepsiCo, Inc.	36,351	2,560,201

		5,594,026

Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. *	9,043	425,292
Amgen, Inc. *	8,602	501,927
Gilead Sciences, Inc. *	19,621	812,506
Human Genome Sciences, Inc. *	10,043	246,455

		1,986,180

Capital Markets 1.6%
BlackRock, Inc.	6,361	1,220,103
Charles Schwab Corp. (The)	26,687	439,001
T. Rowe Price Group, Inc.	8,014	483,565

		2,142,669

Chemicals 3.9%
E.I. du Pont de Nemours & Co.	39,173	2,117,301
LyondellBasell Industries NV, Class A	19,483	750,485
PPG Industries, Inc.	17,233	1,564,584
Sigma-Aldrich Corp.	7,673	563,045

		4,995,415

Communications Equipment 3.8%
Brocade Communications Systems, Inc. *	55,699	359,815
Cisco Systems, Inc.	29,101	454,267
Juniper Networks, Inc. *	19,664	619,416
QUALCOMM, Inc.	52,569	2,985,393
Riverbed Technology, Inc. *	12,596	498,676

		4,917,567

Computers & Peripherals 8.2%
Apple, Inc. *	18,467	6,198,818
Dell, Inc. *	62,569	1,043,025

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
EMC Corp. *	76,006	$2,093,966
NetApp, Inc. *	25,572	1,349,690

		10,685,499

Consumer Finance 1.2%
American Express Co.	31,413	1,624,052

Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	33,119	1,233,020

Electrical Equipment 1.2%
Rockwell Automation, Inc.	17,876	1,550,922

Electronic Equipment, Instruments & Components 0.6%
Jabil Circuit, Inc.	36,216	731,563

Energy Equipment & Services 4.2%
Core Laboratories NV	4,987	556,250
Halliburton Co.	27,062	1,380,162
Schlumberger Ltd.	41,162	3,556,397

		5,492,809

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	19,121	1,553,390
Sysco Corp.	23,471	731,826
Walgreen Co.	32,536	1,381,478

		3,666,694

Food Products 1.9%
General Mills, Inc.	9,077	337,846
Hershey Co. (The)	13,220	751,557
Kellogg Co.	15,710	869,077
Mead Johnson Nutrition Co.	7,047	476,025

		2,434,505

Health Care Equipment & Supplies 4.5%
Becton, Dickinson and Co.	4,108	353,986
C. R. Bard, Inc.	2,996	329,140
Cooper Cos., Inc. (The)	3,301	261,571
Covidien PLC	22,754	1,211,195
DENTSPLY International, Inc.	6,036	229,851
Edwards Lifesciences Corp. *	5,478	477,572
Gen-Probe, Inc. *	4,706	325,420
Intuitive Surgical, Inc. *	1,487	553,328
Medtronic, Inc.	21,981	846,928
St. Jude Medical, Inc.	18,232	869,302
Zimmer Holdings, Inc. *	5,969	377,241

		5,835,534

Health Care Providers & Services 1.7%
Express Scripts, Inc. *	33,515	1,809,140
UnitedHealth Group, Inc.	6,524	336,508

		2,145,648

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Technology 0.2%
Cerner Corp. *	3,370	$205,941

Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc. *	1,206	371,677
McDonald’s Corp.	26,298	2,217,447
Starbucks Corp.	26,598	1,050,355
Starwood Hotels & Resorts Worldwide, Inc.	19,035	1,066,722

		4,706,201

Household Durables 0.6%
Tempur-Pedic International, Inc. *	5,890	399,460
Whirlpool Corp.	3,972	323,003

		722,463

Household Products 1.9%
Church & Dwight Co., Inc.	9,658	391,535
Colgate-Palmolive Co.	15,777	1,379,068
Procter & Gamble Co. (The)	9,960	633,157

		2,403,760

Industrial Conglomerates 0.7%
General Electric Co.	51,283	967,197

Information Technology Services 4.9%
Accenture PLC, Class A	30,315	1,831,632
Automatic Data Processing, Inc.	21,080	1,110,495
International Business Machines Corp.	12,318	2,113,153
MasterCard, Inc., Class A	4,129	1,244,233

		6,299,513

Internet & Catalog Retail 1.4%
Amazon.com, Inc. *	5,887	1,203,833
Netflix, Inc. *	2,292	602,085

		1,805,918

Internet Software & Services 1.4%
Google, Inc., Class A *	3,577	1,811,321

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	7,306	470,433

Machinery 4.3%
Caterpillar, Inc.	6,331	673,998
Deere & Co.	13,293	1,096,008
Eaton Corp.	23,771	1,223,018
Illinois Tool Works, Inc.	26,285	1,484,840
Joy Global, Inc.	11,071	1,054,402

		5,532,266

Media 1.5%
CBS Corp. Non-Voting, Class B	18,143	516,894
Scripps Networks Interactive, Inc., Class A	16,548	808,866
Walt Disney Co. (The)	15,337	598,757

		1,924,517

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 1.7%
Cliffs Natural Resources, Inc.	13,167	$1,217,289
Freeport-McMoRan Copper & Gold, Inc.	18,233	964,526

		2,181,815

Multiline Retail 0.9%
Macy’s, Inc.	27,885	815,357
Target Corp.	7,595	356,282

		1,171,639

Oil, Gas & Consumable Fuels 7.4%
ConocoPhillips	4,344	326,625
Devon Energy Corp.	6,461	509,191
Exxon Mobil Corp.	74,504	6,063,136
Occidental Petroleum Corp.	13,277	1,381,339
Peabody Energy Corp.	5,077	299,086
Southwestern Energy Co. *	22,325	957,296

		9,536,673

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	7,173	754,528

Pharmaceuticals 3.0%
Abbott Laboratories	35,926	1,890,426
Allergan, Inc.	15,116	1,258,407
Teva Pharmaceutical Industries Ltd., ADR-IL	14,647	706,278

		3,855,111

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc.	3,408	437,587

Real Estate Management & Development 0.5%
CB Richard Ellis Group, Inc., Class A *	28,520	716,137

Road & Rail 0.6%
Union Pacific Corp.	7,764	810,562

Semiconductors & Semiconductor Equipment 3.3%
Altera Corp.	26,061	1,207,928
Cree, Inc. *	11,487	385,848
GT Solar International, Inc. *	16,945	274,509
Linear Technology Corp.	24,552	810,707
Texas Instruments, Inc.	13,913	456,764
Xilinx, Inc.	30,879	1,126,157

		4,261,913

Software 6.4%
Citrix Systems, Inc. *	10,177	814,160
Electronic Arts, Inc. *	27,757	655,065
Microsoft Corp.	71,403	1,856,478
Oracle Corp.	80,488	2,648,860
Red Hat, Inc. *	18,203	835,518
Salesforce.com, Inc. *	3,479	518,302

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
VMware, Inc., Class A *	9,896	$991,876

		8,320,259

Specialty Retail 1.9%
Home Depot, Inc.	35,959	1,302,435
Limited Brands, Inc.	26,656	1,024,923
Williams-Sonoma, Inc.	3,861	140,888

		2,468,246

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	5,561	355,515

Wireless Telecommunication Services 1.0%
Crown Castle International Corp. *	31,280	1,275,911

Total Common Stocks (cost $110,570,433)		128,020,101

Exchange Traded Fund 0.1%
Equity 0.1%
iShares Russell 1000 Growth Index Fund	2,740	166,811

Total Exchange Traded Fund (cost $165,374)		166,811

Mutual Fund 2.0%

	Shares	Market Value

Money Market Fund 2.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	2,533,388	$2,533,388

Total Mutual Fund (cost $2,533,388)		2,533,388

Total Investments (cost $113,269,195) (b) — 100.9%		130,720,300

Liabilities in excess of other assets — (0.9%)		(1,189,885)

NET ASSETS — 100.0%		$129,530,415

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Century NVIT Growth Fund
Assets:
Investments, at value (cost $113,269,195)	$130,720,300
Dividends receivable	125,349
Receivable for investments sold	1,696,766
Receivable for capital shares issued	154,114
Reclaims receivable	1,228
Prepaid expenses	31,368

Total Assets	132,729,125

Liabilities:
Payable for investments purchased	3,078,165
Payable for capital shares redeemed	23,181
Accrued expenses and other payables:
Investment advisory fees	60,472
Fund administration fees	8,376
Distribution fees	104
Administrative servicing fees	17,343
Accounting and transfer agent fees	979
Custodian fees	569
Compliance program costs (Note 3)	118
Professional fees	9,403

Total Liabilities	3,198,710

Net Assets	$129,530,415

Represented by:
Capital	$146,753,149
Accumulated undistributed net investment income	177,110
Accumulated net realized losses from investment and foreign currency	(34,850,983)
Net unrealized appreciation/(depreciation) from investments	17,451,105
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	34

Net Assets	$129,530,415

Net Assets:
Class I Shares	$105,920,238
Class II Shares	764,562
Class IV Shares	22,845,615

Total	$129,530,415

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,207,506
Class II Shares	78,548
Class IV Shares	1,554,775

Total	8,840,829

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.70
Class II Shares	$9.73
Class IV Shares	$14.69

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$975,938
Other income	139
Foreign tax withholding	(1,807)

Total Income	974,270

EXPENSES:
Investment advisory fees	388,024
Fund administration fees	53,750
Distribution fees Class II Shares	151
Administrative servicing fees Class I Shares	79,601
Administrative servicing fees Class II Shares (a)	35
Administrative servicing fees Class IV Shares	17,314
Professional fees	13,009
Printing fees	29,524
Trustee fees	2,340
Custodian fees	2,406
Accounting and transfer agent fees	26
Compliance program costs (Note 3)	238
Other	2,953

Total expenses before earnings credit and fees waived	589,371

Earnings credit (Note 4)	(13)
Investment advisory fees waived (Note 3)	(9,702)

Net Expenses	579,656

NET INVESTMENT INCOME	394,614

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,890,458
Net realized losses from forward and foreign currency transactions (Note 2)	(36,511)

Net realized gains from investment, forward and foreign currency transactions	6,853,947

Net change in unrealized appreciation/(depreciation) from investments	(248,653)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	6,709
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	34

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(241,910)

Net realized/unrealized gains from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	6,612,037

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,006,651

(a)	For period from May 3, 2011 (commencement of operations) through June 30, 2011.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$394,614	$605,202
Net realized gains from investment, forward and foreign currency transactions	6,853,947	21,399,626
Net change in unrealized depreciation from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(241,910)	(1,088,513)

Change in net assets resulting from operations	7,006,651	20,916,315

Distributions to Shareholders From:
Net investment income:
Class I	(178,060)	(597,584)
Class II (a)	(1,073)	–
Class IV	(38,371)	(132,969)

Change in net assets from shareholder distributions	(217,504)	(730,553)

Change in net assets from capital transactions	(3,751,875)	(17,621,864)

Change in net assets	3,037,272	2,563,898

Net Assets:
Beginning of period	126,493,143	123,929,245

End of period	$129,530,415	$126,493,143

Accumulated undistributed net investment income at end of period	$177,110	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,215,744	$2,378,732
Dividends reinvested	178,060	597,584
Cost of shares redeemed	(7,686,970)	(17,309,954)

Total Class I	(3,293,166)	(14,333,638)

Class II Shares (a)
Proceeds from shares issued	868,097	–
Dividends reinvested	1,073	–
Cost of shares redeemed	(105,706)	–

Total Class II	763,464	–

Class IV Shares
Proceeds from shares issued	336,184	762,931
Dividends reinvested	38,371	132,969
Cost of shares redeemed	(1,596,728)	(4,184,126)
Total Class IV	(1,222,173)	(3,288,226)

Change in net assets from capital transactions	$(3,751,875)	$(17,621,864)

2011 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	289,098	185,449
Reinvested	12,560	45,832
Redeemed	(528,711)	(1,426,041)

Total Class I Shares	(227,053)	(1,194,760)

Class II Shares (a)
Issued	89,617	–
Reinvested	115	–
Redeemed	(11,184)	–

Total Class II Shares	78,548	–

Class IV Shares
Issued	23,029	62,203
Reinvested	2,708	10,203
Redeemed	(109,873)	(343,077)

Total Class IV Shares	(84,136)	(270,671)

Total change in shares	(232,641)	(1,465,431)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from May 3, 2011 (commencement of operations) through June 30, 2011.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.94	0.04	0.74	0.78	(0.02)	(0.02)	$14.70	5.63%	$105,920,238	0.90%	0.61%	0.91%	46.59%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%	$101,476,994	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71)%	$85,735,294	0.85%	0.33%	0.85%	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,965,942	0.86%	0.17%	0.86%	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$171,610,375	0.87%	0.04%	0.87%	294.57%
Class II Shares
Period Ended June 30, 2011(e)(f)	$10.00	0.01	(0.26)	(0.25)	(0.02)	(0.02)	$9.73	(2.50)%	$764,562	1.05%	0.71%	1.07%	46.59%
Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.94	0.04	0.73	0.77	(0.02)	(0.02)	$14.69	5.56%	$22,845,615	0.90%	0.61%	0.91%	46.59%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%	$22,452,251	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72)%	$19,150,354	0.86%	0.31%	0.86%	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107,460	0.84%	0.18%	0.85%	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$33,938,770	0.87%	0.05%	0.87%	294.57%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (formerly, NVIT Growth Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

14	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$128,020,101	$—	$—	$128,020,101
Exchange Traded Fund	166,811	—	—	166,811
Mutual Fund	2,533,388	—	—	2,533,388
Total	$130,720,300	$—	$—	$130,720,300
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include for valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The Fund held no forward foreign currency contracts as of June 30, 2011.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2011:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Forward foreign currency contracts	$(34,258)
Total	$(34,258)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Forward foreign currency contracts	$6,709
Total	$6,709

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the fund for the six months ended June 30, 2011.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the

16	Semiannual Report 2011

NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.600%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.550%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.500%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the subadvisers. NFA paid the subadvisers $206,950 for the six months ended June 30, 2011.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $9,702 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $238.

18	Semiannual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $96,950 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $60,615,204 and sales of $63,790,928 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$113,899,238	$17,662,226	$(841,164)	$16,821,062

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

20	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

22	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	23

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

24	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	27

American Century NVIT Multi Cap Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCV (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400,

King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Century NVIT Multi Cap Value Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,040.40	4.55	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class II Shares	Actual		1,000.00	1,038.90	5.41	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.36	1.07

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	American Century NVIT Multi Cap Value Fund

June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	99.1%
Mutual Fund	0.4%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	11.5%
Pharmaceuticals	9.8%
Insurance	8.0%
Capital Markets	5.4%
Commercial Banks	5.4%
Diversified Financial Services	4.9%
Industrial Conglomerates	4.4%
Household Products	4.3%
Food Products	3.9%
Diversified Telecommunication Services	3.6%
Other Industries	38.8%

100.0%

Top Holdings †
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Total SA	3.1%
Pfizer, Inc.	2.8%
Chevron Corp.	2.7%
AT&T, Inc.	2.7%
General Electric Co.	2.7%
Northern Trust Corp.	2.5%
Procter & Gamble Co. (The)	2.5%
Kraft Foods, Inc., Class A	2.0%
Other Holdings	72.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 0.7%
Huntington Ingalls Industries, Inc.*	19,675	$678,788
Lockheed Martin Corp.	17,552	1,421,185
Raytheon Co.	23,619	1,177,407

		3,277,380

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	15,292	1,115,246

Airlines 0.5%
Southwest Airlines Co.	199,847	2,282,253

Automobiles 1.9%
General Motors Co.*	73,743	2,238,837
Honda Motor Co. Ltd.	48,000	1,849,293
Toyota Motor Corp.	100,700	4,146,744

		8,234,874

Beverages 0.4%
Dr Pepper Snapple Group, Inc.	26,621	1,116,219
PepsiCo, Inc.	12,491	879,741

		1,995,960

Capital Markets 5.4%
Charles Schwab Corp. (The)	67,007	1,102,265
Franklin Resources, Inc.	10,329	1,356,094
Goldman Sachs Group, Inc. (The)	33,513	4,460,245
Morgan Stanley	70,692	1,626,623
Northern Trust Corp.	244,187	11,222,835
State Street Corp.	87,534	3,946,908

		23,714,970

Commercial Banks 5.4%
Comerica, Inc.	131,349	4,540,735
Commerce Bancshares, Inc.	53,502	2,300,586
PNC Financial Services Group, Inc.	36,580	2,180,534
U.S. Bancorp	346,183	8,831,128
Wells Fargo & Co.	208,896	5,861,622

		23,714,605

Commercial Services & Supplies 2.8%
Avery Dennison Corp.	30,214	1,167,167
Cintas Corp.	13,373	441,710
Republic Services, Inc.	268,471	8,282,330
Waste Management, Inc.	64,851	2,416,997

		12,308,204

Communications Equipment 1.4%
Cisco Systems, Inc.	385,394	6,016,000

Computers & Peripherals 2.8%
Diebold, Inc.	101,977	3,162,307
Hewlett-Packard Co.	214,117	7,793,859
QLogic Corp. *	101,669	1,618,570

		12,574,736

Common Stocks (continued)

	Shares	Market Value

Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,569	$445,353

Containers & Packaging 0.6%
Bemis Co., Inc.	82,566	2,789,079

Diversified Financial Services 4.9%
Bank of America Corp.	582,033	6,379,082
JPMorgan Chase & Co.	371,326	15,202,086

		21,581,168

Diversified Telecommunication Services 3.6%
AT&T, Inc.	377,351	11,852,595
CenturyLink, Inc.	35,235	1,424,551
TELUS Corp.	21,704	1,194,964
Verizon Communications, Inc.	41,062	1,528,738

		16,000,848

Electric Utilities 2.8%
American Electric Power Co., Inc.	120,655	4,546,280
NV Energy, Inc.	66,302	1,017,736
Westar Energy, Inc.	260,721	7,016,002

		12,580,018

Electrical Equipment 1.3%
Emerson Electric Co.	30,802	1,732,613
Hubbell, Inc., Class B	38,237	2,483,493
Thomas & Betts Corp.*	24,901	1,340,919

		5,557,025

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	65,256	1,681,647

Food & Staples Retailing 2.5%
CVS Caremark Corp.	135,240	5,082,319
Wal-Mart Stores, Inc.	113,518	6,032,347

		11,114,666

Food Products 3.9%
Campbell Soup Co.	32,663	1,128,507
ConAgra Foods, Inc.	128,078	3,305,693
General Mills, Inc.	17,365	646,325
Kellogg Co.	23,633	1,307,378
Kraft Foods, Inc., Class A	251,765	8,869,681
Unilever NV CVA	60,413	1,982,794

		17,240,378

Health Care Equipment & Supplies 3.2%
Boston Scientific Corp.*	561,476	3,879,799
CareFusion Corp.*	106,600	2,896,322
Medtronic, Inc.	68,588	2,642,696
Zimmer Holdings, Inc.*	73,471	4,643,367

		14,062,184

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 2.2%
Aetna, Inc.	44,092	$1,944,016
CIGNA Corp.	33,837	1,740,237
LifePoint Hospitals, Inc.*	28,341	1,107,566
Quest Diagnostics, Inc.	10,852	641,353
UnitedHealth Group, Inc.	83,082	4,285,370

		9,718,542

Hotels, Restaurants & Leisure 1.5%
International Game Technology	74,036	1,301,553
International Speedway Corp., Class A	115,027	3,267,917
Speedway Motorsports, Inc.	138,895	1,969,531

		6,539,001

Household Durables 1.0%
Toll Brothers, Inc.*	60,282	1,250,249
Whirlpool Corp.	41,211	3,351,278

		4,601,527

Household Products 4.3%
Clorox Co.	22,435	1,513,016
Kimberly-Clark Corp.	94,433	6,285,461
Procter & Gamble Co. (The)	173,833	11,050,564

		18,849,041

Industrial Conglomerates 4.4%
General Electric Co.	624,657	11,781,031
Koninklijke Philips Electronics NV	245,794	6,316,921
Tyco International Ltd.	29,328	1,449,683

		19,547,635

Insurance 8.0%
ACE Ltd.	33,731	2,220,174
Allstate Corp. (The)	150,501	4,594,796
Aon Corp.	25,980	1,332,774
Berkshire Hathaway, Inc., Class A*	48	5,573,040
HCC Insurance Holdings, Inc.	82,865	2,610,248
Marsh & McLennan Cos., Inc.	212,112	6,615,773
MetLife, Inc.	56,816	2,492,518
Prudential Financial, Inc.	22,799	1,449,788
Transatlantic Holdings, Inc.	104,180	5,105,862
Travelers Cos., Inc. (The)	57,703	3,368,701

		35,363,674

Metals & Mining 0.9%
Barrick Gold Corp.	27,640	1,251,816
Freeport-McMoRan Copper & Gold, Inc.	24,242	1,282,402
Newmont Mining Corp.	25,014	1,350,005

		3,884,223

Multiline Retail 1.1%
Target Corp.	102,977	4,830,651

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 2.1%
PG&E Corp.	122,030	$5,128,921
Xcel Energy, Inc.	167,795	4,077,418

		9,206,339

Oil, Gas & Consumable Fuels 11.4%
BP PLC	169,072	1,244,876
BP PLC ADR-UK	10,632	470,891
Chevron Corp.	116,280	11,958,235
ConocoPhillips	55,787	4,194,624
EQT Corp.	65,930	3,462,644
Exxon Mobil Corp.	84,051	6,840,070
Imperial Oil Ltd.	89,343	4,161,219
Murphy Oil Corp.	42,168	2,768,751
Total SA	237,174	13,711,856
Ultra Petroleum Corp.*	26,000	1,190,800
Valero Energy Corp.	20,002	511,451

		50,515,417

Pharmaceuticals 9.7%
Bristol-Myers Squibb Co.	138,116	3,999,840
Eli Lilly & Co.	86,347	3,240,603
Johnson & Johnson	223,039	14,836,554
Merck & Co., Inc.	242,000	8,540,180
Pfizer, Inc.	604,222	12,446,973

		43,064,150

Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	51,748	933,534
Weyerhaeuser Co.	76,162	1,664,901

		2,598,435

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	210,359	2,736,771
Intel Corp.	375,958	8,331,229

		11,068,000

Specialty Retail 2.9%
Lowe’s Cos., Inc.	333,924	7,783,768
Staples, Inc.	332,825	5,258,635

		13,042,403

Thrifts & Mortgage Finance 1.0%
Hudson City Bancorp, Inc.	544,248	4,457,391

Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B	81,432	3,224,520

Total Common Stocks (cost $430,456,537)		438,797,543

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Mutual Fund 0.4%

	Shares	Market Value

Money Market Fund 0.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	1,662,963	$1,662,963

Total Mutual Fund (cost $1,662,963)		1,662,963

Total Investments (cost $432,119,500) (b) — 99.5%		440,460,506

Other assets in excess of liabilities — 0.5%		2,149,120

NET ASSETS — 100.0%		$442,609,626

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

At June 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counter- party	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	7/29/11	(763,535)	$(1,218,930)	$(1,225,069)	$(6,139)
British Pound	Bank of America NA	7/29/11	(22,079)	(35,479)	(35,425)	54
Canadian Dollar	Bank of America NA	7/29/11	(5,998,267)	(6,072,965)	(6,215,757)	(142,792)
Euro	UBS AG	7/29/11	(7,892,300)	(11,249,368)	(11,437,442)	(188,074)
Japanese Yen	Credit Suisse Interna- tional	7/29/11	(356,099,625)	(4,399,551)	(4,423,851)	(24,300)

Total Short Contracts				$(22,976,293)	$(23,337,544)	$(361,251)

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value (cost $432,119,500)	$440,460,506
Cash	11,845
Foreign currencies, at value (cost $56,659)	56,659
Dividends receivable	970,556
Receivable for investments sold	4,872,057
Receivable for capital shares issued	7,380
Reclaims receivable	2,848
Unrealized appreciation on forward foreign currency contracts (Note 2)	54
Prepaid expenses	25,514

Total Assets	446,407,419

Liabilities:
Payable for investments purchased	2,758,897
Payable for capital shares redeemed	334,095
Unrealized depreciation on forward foreign currency contracts (Note 2)	361,305
Accrued expenses and other payables:
Investment advisory fees	205,209
Fund administration fees	14,267
Distribution fees	22,403
Administrative servicing fees	88,314
Accounting and transfer agent fees	2,899
Custodian fees	1,647
Compliance program costs (Note 3)	105
Professional fees	8,652

Total Liabilities	3,797,793

Net Assets	$442,609,626

Represented by:
Capital	$414,602,701
Accumulated undistributed net investment income	3,238,837
Accumulated net realized gains from investment, futures, forward and foreign currency transactions	16,787,354
Net unrealized appreciation/(depreciation) from investments	8,341,006
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(361,251)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	979

Net Assets	$442,609,626

Net Assets:
Class I Shares	$280,254,922
Class II Shares	162,354,704

Total	$442,609,626

2011 Semiannual Report	9

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	19,029,399
Class II Shares	11,057,329

Total	30,086,728

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.73
Class II Shares	$14.68

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$6,285,543
Other income	401
Foreign tax withholding	(144,833)

Total Income	6,141,111

EXPENSES:
Investment advisory fees	1,304,799
Fund administration fees	90,110
Distribution fees Class II Shares	204,007
Administrative servicing fees Class I Shares	368,274
Administrative servicing fees Class II Shares	204,007
Professional fees	17,899
Printing fees	37,301
Trustee fees	10,129
Custodian fees	9,601
Accounting and transfer agent fees	8,655
Compliance program costs (Note 3)	1,093
Other	6,635

Total expenses before earnings credit and fees waived	2,262,510

Earnings credit (Note 4)	(2)
Distribution fees waived — Class II (Note 3)	(65,283)

Net Expenses	2,197,225

NET INVESTMENT INCOME	3,943,886

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	16,962,772
Net realized losses from futures transactions (Note 2)	(43,701)
Net realized losses from forward and foreign currency transactions (Note 2)	(1,072,651)

Net realized gains from investment, futures, forward and foreign currency transactions	15,846,420

Net change in unrealized appreciation/(depreciation) from investments	(1,198,631)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(98,383)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	625

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,296,389)

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	14,550,031

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,493,917

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$3,943,886	$658,416
Net realized gains from investment, futures, forward and foreign currency transactions	15,846,420	2,193,317
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(1,296,389)	8,326,619

Change in net assets resulting from operations	18,493,917	11,178,352

Distributions to Shareholders From:
Net investment income:
Class I	(621,109)	(498,542)
Class II	(222,946)	(285,617)
Net realized gains:
Class I	–	(694,212)
Class II	–	(418,872)

Change in net assets from shareholder distributions	(844,055)	(1,897,243)

Change in net assets from capital transactions	(43,118,960)	449,894,852

Change in net assets	(25,469,098)	459,175,961

Net Assets:
Beginning of period	468,078,724	8,902,763

End of period	$442,609,626	$468,078,724

Accumulated undistributed net investment income at end of period	$3,238,837	$139,006

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,274,392	$1,566,486
Proceeds from shares issued in-kind (Note 8)	–	301,979,981
Dividends reinvested	621,109	1,192,754
Cost of shares redeemed	(38,343,073)	(9,664,581)

Total Class I	(36,447,572)	295,074,640

Class II Shares
Proceeds from shares issued	3,544,844	10,227,067
Proceeds from shares issued in-kind (Note 8)	–	145,963,974
Dividends reinvested	222,946	704,489
Cost of shares redeemed	(10,439,178)	(2,075,318)

Total Class II	(6,671,388)	154,820,212

Change in net assets from capital transactions	$(43,118,960)	$449,894,852

12	Semiannual Report 2011

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	86,311	118,484
Issued in-kind (Note 8)	–	21,631,804
Reinvested	42,906	84,459
Redeemed	(2,605,197)	(686,772)

Total Class I Shares	(2,475,980)	21,147,975

Class II Shares
Issued	239,857	791,048
Issued in-kind (Note 8)	–	10,485,918
Reinvested	15,486	50,564
Redeemed	(717,057)	(150,273)

Total Class II Shares	(461,714)	11,177,257

Total change in shares	(2,937,694)	32,325,232

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$14.19	0.13	0.44	0.57	(0.03)	–	(0.03)	$14.73	4.04%	$280,254,922	0.90%	1.78%	0.90%	32.37%
Year Ended December 31, 2010(e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$14.15	0.12	0.43	0.55	(0.02)	–	(0.02)	$14.68	3.89%	$162,354,704	1.07%	1.62%	1.15%	32.37%
Year Ended December 31, 2010(e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-ended management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,277,380	$—	$—	$3,277,380
Air Freight & Logistics	1,115,246	—	—	1,115,246
Airlines	2,282,253	—	—	2,282,253
Automobiles	2,238,837	5,996,037	—	8,234,874
Beverages	1,995,960	—	—	1,995,960
Capital Markets	23,714,970	—	—	23,714,970
Commercial Banks	23,714,605	—	—	23,714,605
Commercial Services & Supplies	12,308,204	—	—	12,308,204
Communications Equipment	6,016,000	—	—	6,016,000
Computers & Peripherals	12,574,736	—	—	12,574,736
Construction Materials	445,353	—	—	445,353
Containers & Packaging	2,789,079	—	—	2,789,079
Diversified Financial Services	21,581,168	—	—	21,581,168
Diversified Telecommunication Services	16,000,848	—	—	16,000,848
Electric Utilities	12,580,018	—	—	12,580,018
Electrical Equipment	5,557,025	—	—	5,557,025
Electronic Equipment, Instruments & Components	1,681,647	—	—	1,681,647
Food & Staples Retailing	11,114,666	—	—	11,114,666
Food Products	15,257,584	1,982,794	—	17,240,378
Health Care Equipment & Supplies	14,062,184	—	—	14,062,184
Health Care Providers & Services	9,718,542	—	—	9,718,542
Hotels, Restaurants & Leisure	6,539,001	—	—	6,539,001
Household Durables	4,601,527	—	—	4,601,527
Household Products	18,849,041	—	—	18,849,041

16	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	$13,230,714	$6,316,921	$—	$19,547,635
Insurance	35,363,674	—	—	35,363,674
Metals & Mining	3,884,223	—	—	3,884,223
Multiline Retail	4,830,651	—	—	4,830,651
Multi-Utilities	9,206,339	—	—	9,206,339
Oil, Gas & Consumable Fuels	35,558,685	14,956,732	—	50,515,417
Pharmaceuticals	43,064,150	—	—	43,064,150
Real Estate Investment Trusts (REITs)	2,598,435	—	—	2,598,435
Semiconductors & Semiconductor Equipment	11,068,000	—	—	11,068,000
Specialty Retail	13,042,403	—	—	13,042,403
Thrifts & Mortgage Finance	4,457,391	—	—	4,457,391
Wireless Telecommunication Services	3,224,520	—	—	3,224,520
Total Common Stocks	$409,545,059	$29,252,484	$—	$438,797,543
Forward Foreign Currency Contracts	—	54	—	54
Mutual Fund	1,662,963	—	—	1,662,963
Total Assets	$411,208,022	$29,252,538	$—	$440,460,560
Liabilities:
Forward Foreign Currency Contracts	$—	$(361,305)	$—	$(361,305)
Total Liabilities	—	(361,305)	—	(361,305)
Total	$411,208,022	$28,891,233	$—	$440,099,255

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Operations under “Net realized gains/losses from futures transactions,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$54
Total		$54
Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(361,305)
Total		$(361,305)

18	Semiannual Report 2011

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures — Equity contracts	$(43,701)
Forward foreign currency contracts	(1,072,651)
Total	$(1,116,352)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Forward foreign currency contracts	$(98,383)
Total	$(98,383)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund and NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

20	Semiannual Report 2011

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the subadviser $721,072 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through December 10, 2012.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount(a)	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$21,995	$60,861	$—	$82,856

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Amount designated as “—” is zero or has been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,093.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. NFD has agreed to waive 0.08% of these fees for Class II shares of the Fund until at least December 10, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $65,283.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $572,281 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $148,192,858 and sales of $186,538,320 (excluding short-term securities).

22	Semiannual Report 2011

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITS and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

During the year ended December 31, 2010, the Fund issued 32,117,722 shares of beneficial interest in exchange for securities tendered by the Fund. The securities with market value of $447,943,955 were tendered as an in-kind consideration for the purchase of shares of the Fund on December 31, 2010.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$432,361,623	$23,434,816	$(15,335,933)	$8,098,883

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

24	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

26	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	27

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

28	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	29

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	31

American Funds NVIT Asset Allocation Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Funds NVIT Asset Allocation Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,052.00	3.26	0.64
	Hypothetical	[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investments in Master Fund (cost $2,490,328,408)	$2,719,037,975
Cash	3,444
Receivable for capital shares issued	5,065,144
Prepaid expenses	21,157

Total Assets	2,724,127,720

Liabilities:
Payable for investments purchased	5,049,695
Payable for capital shares redeemed	15,450
Accrued expenses and other payables:
Fund administration fees	51,112
Master feeder service provider fee	215,196
Distribution fees	537,995
Administrative servicing fees	529,632
Accounting and transfer agent fees	9,339
Custodian fees	6,765
Compliance program costs (Note 3)	1,306
Professional fees	18,088
Printing fees	15,920
Other	24,968

Total Liabilities	6,475,466

Net Assets	$2,717,652,254

Represented by:
Capital	$2,488,753,404
Accumulated undistributed net investment income	2,981,118
Accumulated net realized losses from investment transactions	(2,791,835)
Net unrealized appreciation/(depreciation) from investments	228,709,567

Net Assets	$2,717,652,254

Net Assets:
Class II Shares	$2,717,652,254

Total	$2,717,652,254

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	151,195,398

Total	151,195,398

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.97

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$10,778,675
Other income	1,443

Total Income	10,780,118

EXPENSES:
Fund administration fees	289,312
Master feeder service provider fees	3,044,168
Distribution fees Class II Shares	3,044,168
Administrative servicing fees Class II Shares	3,044,168
Professional fees	51,848
Printing fees	19,813
Trustee fees	36,420
Custodian fees	40,038
Accounting and transfer agent fees	411
Compliance program costs (Note 3)	5,090
Other	19,128

Total expenses before earnings credit and fees waived	9,594,564

Earnings credit (Note 4)	(7)
Expenses waived for Master feeder service provider fees (Note 3)	(1,826,509)

Net Expenses	7,768,048

NET INVESTMENT INCOME	3,012,070

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(524,078)
Net change in unrealized appreciation/(depreciation) from investments	116,532,167

Net realized/unrealized gains from investments	116,008,089

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$119,020,159

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$3,012,070	$32,114,123
Net realized losses from investment transactions	(524,078)	(804,109)
Net change in unrealized appreciation from investments	116,532,167	187,729,705

Change in net assets resulting from operations	119,020,159	219,039,719

Distributions to Shareholders From:
Net investment income:
Class II	(32,137,927)	(21,498,179)

Change in net assets from shareholder distributions	(32,137,927)	(21,498,179)

Change in net assets from capital transactions	444,260,337	670,056,156

Change in net assets	531,142,569	867,597,696

Net Assets:
Beginning of period	2,186,509,685	1,318,911,989

End of period	$2,717,652,254	$2,186,509,685

Accumulated undistributed net investment income at end of period	$2,981,118	$32,106,975

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$432,950,845	$669,853,593
Dividends reinvested	32,137,927	21,498,179
Cost of shares redeemed	(20,828,435)	(21,295,616)

Total Class II	444,260,337	670,056,156

Change in net assets from capital transactions	$444,260,337	$670,056,156

SHARE TRANSACTIONS:
Class II Shares
Issued	24,261,136	42,165,591
Reinvested	1,826,962	1,350,544
Redeemed	(1,177,495)	(1,337,413)

Total Class II Shares	24,910,603	42,178,722

Total change in shares	24,910,603	42,178,722

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited )(f)	$17.31	0.02	0.88	0.90	(0.24)	–	(0.24)	$17.97	5.20%	$2,717,652,254	0.64%	0.25%	0.79%	23.00%
Year Ended December 31, 2010(f)	$15.68	0.31	1.55	1.86	(0.23)	–	(0.23)	$17.31	12.02%	$2,186,509,685	0.65%	1.95%	0.80%	46.00%
Year Ended December 31, 2009(f)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77)%	$652,685,811	0.70%	2.81%	0.85%	36.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,245,924	0.63%	2.88%	0.78%	29.00%
Period Ended December 31, 2006(g)	$17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	$18.58	5.69%	$162,748,733	0.69%	6.18%	0.86%	38.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2011 was 23.43%.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	9

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Semi-Annual Report (Note 3) that is included along with this report for the Master Fund’s Security Valuation Policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$2,719,037,975	$—	$—	$2,719,037,975
Total	$2,719,037,975	$—	$—	$2,719,037,975

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

10	Semiannual Report 2011

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $5,090.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $3,044,168 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

12	Semiannual Report 2011

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,493,120,243	$225,917,732	$(—)	$225,917,732

Amount designated as “—” is zero or has been rounded to zero.

7.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	13

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

14	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	15

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

16	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	17

American Funds NVIT Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is

2	Semiannual Report 2011

Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Funds NVIT Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,023.90	3.21	0.64
	Hypothetical	[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investments in Master Fund (cost $961,221,893)	$988,536,723
Cash	2,548
Receivable for capital shares issued	1,785,827
Prepaid expenses	1,649

Total Assets	990,326,747

Liabilities:
Payable for investments purchased	1,452,032
Payable for capital shares redeemed	333,794
Accrued expenses and other payables:
Fund administration fees	21,170
Master feeder service provider fee	202,318
Distribution fees	202,318
Administrative servicing fees	77,177
Accounting and transfer agent fees	4,402
Custodian fees	3,225
Compliance program costs (Note 3)	452
Professional fees	10,220
Printing fees	16,440
Other	1,211

Total Liabilities	2,324,759

Net Assets	$988,001,988

Represented by:
Capital	$971,604,554
Accumulated undistributed net investment income	1,918,443
Accumulated net realized losses from investment transactions	(12,835,839)
Net unrealized appreciation/(depreciation) from investments	27,314,830

Net Assets	$988,001,988

Net Assets:
Class II Shares	$988,001,988

Total	$988,001,988

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	89,287,333

Total	89,287,333

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.07

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$4,845,693
Other income	547

Total Income	4,846,240

EXPENSES:
Fund administration fees	119,983
Master feeder service provider fees	1,132,195
Distribution fees Class II Shares	1,132,195
Administrative servicing fees Class II Shares	1,132,195
Professional fees	23,504
Printing fees	16,993
Trustee fees	14,390
Custodian fees	15,632
Accounting and transfer agent fees	155
Compliance program costs (Note 3)	1,882
Other	8,055

Total expenses before earnings credit and fees waived	3,597,179

Earnings credit fees (Note 4)	(6)
Expenses waived for Master feeder service provider fees (Note 3)	(679,320)

Net Expenses	2,917,853

NET INVESTMENT INCOME	1,928,387

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,034)
Net change in unrealized appreciation/(depreciation) from investments	19,532,514

Net realized/unrealized gains from investments	19,527,480

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,455,867

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,928,387	$20,434,039
Net realized losses from investment transactions	(5,034)	(2,493,254)
Net change in unrealized appreciation from investments	19,532,514	18,422,880

Change in net assets resulting from operations	21,455,867	36,363,665

Distributions to Shareholders From:
Net investment income:
Class II	(20,438,104)	(12,424,501)

Change in net assets from shareholder distributions	(20,438,104)	(12,424,501)

Change in net assets from capital transactions	178,940,109	222,078,652

Change in net assets	179,957,872	246,017,816

Net Assets:
Beginning of period	808,044,116	562,026,300

End of period	$988,001,988	$808,044,116

Accumulated undistributed net investment income at end of period	$1,918,443	$20,428,160

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$165,018,942	$260,644,517
Dividends reinvested	20,438,104	12,424,501
Cost of shares redeemed	(6,516,937)	(50,990,366)

Total Class II	178,940,109	222,078,652

Change in net assets from capital transactions	$178,940,109	$222,078,652

SHARE TRANSACTIONS:
Class II Shares
Issued	14,959,376	23,770,401
Reinvested	1,870,958	1,163,262
Redeemed	(590,727)	(4,673,804)

Total Class II Shares	16,239,607	20,259,859

Total change in shares	16,239,607	20,259,859

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(f)	$11.06	0.02	0.24	0.26	(0.25)	–	–	(0.25)	$11.07	2.39%	$988,001,988	0.64%	0.43%	0.79%	67.00%
Year Ended December 31, 2010(f)	$10.65	0.33	0.30	0.63	(0.22)	–	–	(0.22)	$11.06	5.99%	$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009(f)	$9.53	0.33	0.82	1.15	(0.03)	–	–	(0.03)	$10.65	12.15%	$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	–	(0.58)	$9.53	(9.87)%	$344,883,394	0.71%	6.79%	0.86%	63.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	–	(0.84)	$11.22	2.98%	$176,954,744	0.63%	10.21%	0.78%	57.00%
Period Ended December 31, 2006(g)	$11.45	0.38	0.21	0.59	(0.14)	–	(0.18)	(0.32)	$11.72	5.30%	$33,672,512	0.79%	0.47%	0.97%	57.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2011 was 9.53%.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	9

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Semi-Annual Report (Note 3) that is included along with this report for the Master Fund’s Security Valuation Policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$988,539,723	$—	$—	$988,536,723
Total	$988,536,723	$—	$—	$988,536,723

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

10	Semiannual Report 2011

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,882.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective Class of the Fund at an annual rate 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $1,132,195 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any

12	Semiannual Report 2011

overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$974,045,880	$14,490,843	$(—)	$14,490,843

Amount designated as “—” is zero or has been rounded to zero.

7.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	13

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

14	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	15

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

16	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	17

American Funds NVIT Global Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Funds NVIT Global Growth Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,048.80	3.45	0.68
	Hypothetical	[c]	1,000.00	1,021.42	3.41	0.68

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investments in Master Fund (cost $154,517,135)	$165,636,428
Cash	2,096
Receivable for investments sold	244,176
Receivable for capital shares issued	53,659
Prepaid expenses	1,447

Total Assets	165,937,806

Liabilities:
Payable for capital shares redeemed	297,835
Accrued expenses and other payables:
Fund administration fees	6,085
Master feeder service provider fee	13,289
Distribution fees	33,223
Administrative servicing fees	34,126
Accounting and transfer agent fees	1,354
Custodian fees	604
Compliance program costs (Note 3)	140
Professional fees	3,380
Printing fees	12,019
Other	267

Total Liabilities	402,322

Net Assets	$165,535,484

Represented by:
Capital	$163,293,612
Accumulated distributions in excess of net investment income	(8,530)
Accumulated net realized losses from investment transactions	(8,868,891)
Net unrealized appreciation/(depreciation) from investments	11,119,293

Net Assets	$165,535,484

Net Assets:
Class II Shares	$165,535,484

Total	$165,535,484

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,296,490

Total	7,296,490

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$22.69

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$552,633
Other income	95

Total Income	552,728

EXPENSES:
Fund administration fees	37,854
Master feeder service provider fees	204,903
Distribution fees Class II Shares	204,903
Administrative servicing fees Class II Shares	204,903
Professional fees	10,754
Printing fees	11,806
Trustee fees	2,752
Custodian fees	2,872
Accounting and transfer agent fees	30
Compliance program costs (Note 3)	307
Other	2,910

Total expenses before earnings credit and fees waived	683,994

Earnings credit (Note 4)	(5)
Expenses waived for Master feeder service provider fees (Note 3)	(122,942)

Net Expenses	561,047

NET INVESTMENT LOSS	(8,319)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(914,115)
Net change in unrealized appreciation/(depreciation) from investments	8,840,356

Net realized/unrealized gains from investments	7,926,241

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,917,922

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$(8,319)	$1,460,394
Net realized losses from investment transactions	(914,115)	(1,884,542)
Net change in unrealized appreciation from investments	8,840,356	15,738,687

Change in net assets resulting from operations	7,917,922	15,314,539

Distributions to Shareholders From:
Net investment income:
Class II	(1,460,045)	(1,045,853)

Change in net assets from shareholder distributions	(1,460,045)	(1,045,853)

Change in net assets from capital transactions	5,373,515	9,603,971

Change in net assets	11,831,392	23,872,657

Net Assets:
Beginning of period	153,704,092	129,831,435

End of period	$165,535,484	$153,704,092

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(8,530)	$1,459,834

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$20,827,833	$24,439,555
Dividends reinvested	1,460,045	1,045,853
Cost of shares redeemed	(16,914,363)	(15,881,437)

Total Class II	5,373,515	9,603,971

Change in net assets from capital transactions	$5,373,515	$9,603,971

SHARE TRANSACTIONS:
Class II Shares
Issued	932,691	1,235,373
Reinvested	66,196	53,334
Redeemed	(743,811)	(813,151)

Total Class II Shares	255,076	475,556

Total change in shares	255,076	475,556

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(f)	$21.83	(0.00	)†	1.06	1.06	(0.20)	–	–	(0.20)	$22.69	4.88%	$165,535,484	0.68%	(0.01)%	0.83%	15.00%
Year Ended December 31, 2010(f)	$19.77	0.21		2.01	2.22	(0.16)	–	–	(0.16)	$21.83	11.30%	$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009(f)	$14.94	0.18		5.97	6.15	–	(1.32)	–	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31		(10.18)	(9.87)	(0.57)	(0.70)	–	(1.27)	$14.94	(38.64)%	$79,293,777	0.68%	1.51%	0.86%	38.00%
Year Ended December 31, 2007	$23.35	0.61		2.73	3.34	(0.61)	–	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38.00%
Period Ended December 31, 2006(g)	$21.69	0.10		1.72	1.82	–	–	(0.16)	(0.16)	$23.35	8.52%	$45,991,828	0.91%	(0.63)%	1.16%	31.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
†	Amount rounds to less than $(0.01).

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2011 was 2.93%.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in the valuation techniques may result in the transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Semiannual Report	9

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Semi-Annual Report (Note 3) that is included along with this report for the Master Fund’s Security Valuation Policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in the Master Fund	$165,636,428	$—	$—	$165,636,428
Total	$165,636,428	$—	$—	$165,636,428

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determined whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

10	Semiannual Report 2011

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $307.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $204,903 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation

12	Semiannual Report 2011

from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$163,168,910	$2,467,518	$(—)	$2,467,518

Amount designated as “—” is zero or has been rounded to zero.

7.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	13

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

14	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	15

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

16	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	17

American Funds NVIT Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Funds NVIT Growth Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,057.60	3.37	0.66
	Hypothetical	[c]	1,000.00	1,021.52	3.31	0.66
[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011. multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investments in Master Fund (cost $267,518,814)	$280,765,913
Cash	2,159
Receivable for capital shares issued	28,129
Prepaid expenses	2,580

Total Assets	280,798,781

Liabilities:
Payable for investments purchased	9,684
Payable for capital shares redeemed	18,445
Accrued expenses and other payables:
Fund administration fees	8,080
Master feeder service provider fee	22,235
Distribution fees	55,588
Administrative servicing fees	59,749
Accounting and transfer agent fees	1,832
Custodian fees	917
Compliance program costs (Note 3)	214
Professional fees	6,687
Printing fees	17,488
Other	1,180

Total Liabilities	202,099

Net Assets	$280,596,682

Represented by:
Capital	$295,100,962
Accumulated distributions in excess of net investment income	54
Accumulated net realized losses from investment transactions	(27,751,433)
Net unrealized appreciation/(depreciation) from investments	13,247,099

Net Assets	$280,596,682

Net Assets:
Class II Shares	$280,596,682

Total	$280,596,682

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	4,899,172

Total	4,899,172

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$57.27

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$896,339
Other income	158

Total Income	896,497

EXPENSES:
Fund administration fees	49,696
Master feeder service provider fees	338,625
Distribution fees Class II Shares	338,625
Administrative servicing fees Class II Shares	338,625
Professional fees	10,997
Printing fees	9,425
Trustee fees	4,500
Custodian fees	4,709
Accounting and transfer agent fees	49
Compliance program costs (Note 3)	510
Other	3,745

Total expenses before earnings credit and fees waived	1,099,506

Earnings credit (Note 4)	(6)
Expenses waived for Master feeder service provider fees (Note 3)	(203,176)

Net Expenses	896,324

NET INVESTMENT INCOME	173

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,740,309)
Net change in unrealized appreciation/(depreciation) from investments	16,550,400

Net realized/unrealized gains from investments	14,810,091

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,810,264

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$173	$700,948
Net realized losses from investment transactions	(1,740,309)	(3,672,689)
Net change in unrealized appreciation from investments	16,550,400	41,213,441

Change in net assets resulting from operations	14,810,264	38,241,700

Distributions to Shareholders From:
Net investment income:
Class II	(700,786)	(347,126)

Change in net assets from shareholder distributions	(700,786)	(347,126)

Change in net assets from capital transactions	11,761,485	18,507,856

Change in net assets	25,870,963	56,402,430

Net Assets:
Beginning of period	254,725,719	198,323,289

End of period	$280,596,682	$254,725,719

Accumulated undistributed (distributions in excess of) net investment income at end of period	$54	$700,667

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$25,831,582	$36,790,676
Dividends reinvested	700,786	347,126
Cost of shares redeemed	(14,770,883)	(18,629,946)

Total Class II	11,761,485	18,507,856

Change in net assets from capital transactions	$11,761,485	$18,507,856

SHARE TRANSACTIONS:
Class II Shares
Issued	456,607	766,153
Reinvested	12,699	7,424
Redeemed	(261,731)	(392,494)

Total Class II Shares	207,575	381,083

Total change in shares	207,575	381,083

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(f)	$54.29	0.00	†	3.12	3.12	(0.14)	–	(0.14)	$57.27	5.76%	$280,596,682	0.66%	0.00%	††	0.81%	10.00%
Year Ended December 31, 2010(f)	$46.01	0.16		8.20	8.36	(0.08)	–	(0.08)	$54.29	18.19%	$254,725,719	0.68%	0.33%		0.83%	28.00%
Year Ended December 31, 2009(f)	$36.95	0.10		13.97	14.07	–	(5.01)	(5.01)	$46.01	38.78%	$198,323,289	0.72%	0.23%		0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28		(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21)%	$134,739,431	0.70%	0.53%		0.88%	26.00%
Year Ended December 31, 2007	$64.82	0.35		7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998,045	0.65%	0.68%		0.80%	40.00%
Period Ended December 31, 2006(g)	$62.91	0.39		1.92	2.31	(0.40)	–	(0.40)	$64.82	3.68%	$74,804,427	0.74%	1.90%		0.91%	35.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
†	Amount rounds to less than $0.01.
††	Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2011 was 1.00%.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	9

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Semi-Annual Report (Note 3) that is included along with this report for the Master Fund’s Security Valuation Policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$280,765,913	$—	$—	$280,765,913
Total	$280,765,913	$—	$—	$280,765,913

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

10	Semiannual Report 2011

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $510.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $338,625 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts

12	Semiannual Report 2011

with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$287,087,297	$—	$(6,321,384)	$(6,321,384)

Amount designated as “—” is zero or has been rounded to zero.

7.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	13

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

14	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	15

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

16	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	17

American Funds NVIT Growth-Income Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

14	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on

Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

American Funds NVIT Growth-Income Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,042.80	3.24	0.64
	Hypothetical	[c]	1,000.00	1,021.62	3.21	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund
Assets:
Investments in Master Fund (cost $798,096,955)	$926,984,040
Cash	2,507
Receivable for capital shares issued	2,067,896
Prepaid expenses	7,028

Total Assets	929,061,471

Liabilities:
Payable for investments purchased	2,066,116
Payable for capital shares redeemed	1,780
Accrued expenses and other payables:
Fund administration fees	19,442
Master feeder service provider fee	73,181
Distribution fees	182,953
Administrative servicing fees	171,657
Accounting and transfer agent fees	3,905
Trustee fees	208
Custodian fees	2,921
Compliance program costs (Note 3)	438
Professional fees	9,199
Printing fees	18,118
Other	7,700

Total Liabilities	2,557,618

Net Assets	$926,503,853

Represented by:
Capital	$824,504,018
Accumulated undistributed net investment income	164,875
Accumulated net realized losses from investment transactions	(27,052,125)
Net unrealized appreciation/(depreciation) from investments	128,887,085

Net Assets	$926,503,853

Net Assets:
Class II Shares	$926,503,853

Total	$926,503,853

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	24,328,957

Total	24,328,957

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$38.08

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$2,929,909
Other income	505

Total Income	2,930,414

EXPENSES:
Fund administration fees	114,423
Master feeder service provider fees	1,069,519
Distribution fees Class II Shares	1,069,519
Administrative servicing fees Class II Shares	1,069,519
Professional fees	22,904
Printing fees	14,917
Trustee fees	13,099
Custodian fees	14,612
Accounting and transfer agent fees	147
Compliance program costs (Note 3)	1,827
Other	8,015

Total expenses before earnings credit and fees waived	3,398,501

Earnings credit (Note 4)	(6)
Expenses waived for Master feeder service provider fees (Note 3)	(641,715)

Net Expenses	2,756,780

NET INVESTMENT INCOME	173,634

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,374,197)
Net change in unrealized appreciation/(depreciation) from investments	40,346,727

Net realized/unrealized gains from investments	34,972,530

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,146,164

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$173,634	$8,174,518
Net realized losses from investment transactions	(5,374,197)	(7,622,605)
Net change in unrealized appreciation from investments	40,346,727	79,602,857

Change in net assets resulting from operations	35,146,164	80,154,770

Distributions to Shareholders From:
Net investment income:
Class II	(8,182,418)	(5,146,401)

Change in net assets from shareholder distributions	(8,182,418)	(5,146,401)

Change in net assets from capital transactions	89,928,563	225,033,613

Change in net assets	116,892,309	300,041,982

Net Assets:
Beginning of period	809,611,544	509,569,562

End of period	$926,503,853	$809,611,544

Accumulated undistributed net investment income at end of period	$164,875	$8,173,659

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$111,687,148	$247,704,860
Dividends reinvested	8,182,418	5,146,401
Cost of shares redeemed	(29,941,003)	(27,817,648)

Total Class II	89,928,563	225,033,613

Change in net assets from capital transactions	$89,928,563	$225,033,613

SHARE TRANSACTIONS:
Class II Shares
Issued	2,947,030	7,408,951
Reinvested	219,457	150,457
Redeemed	(794,073)	(801,559)

Total Class II Shares	2,372,414	6,757,849

Total change in shares	2,372,414	6,757,849

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(f)	$36.87	0.01	1.56	1.57	(0.36)	–	(0.36)	$38.08	4.28%	$926,503,853	0.64%	0.04%	0.79%	10.00%
Year Ended December 31, 2010(f)	$33.53	0.45	3.21	3.66	(0.32)	–	(0.32)	$36.87	10.97%	$809,611,544	0.66%	1.34%	0.81%	22.00%
Year Ended December 31, 2009(f)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%	$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06)%	$235,910,310	0.64%	2.61%	0.79%	31.00%
Period Ended December 31, 2007(g)	$44.86	0.62	(1.30)	(0.68)	(0.62)	–	(0.62)	$43.56	(1.54)%	$87,530,963	0.68%	4.48%	0.83%	24.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2011 was 3.69%.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	9

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Semi-Annual Report (Note 3) that is included along with this report for the Master Fund’s Security Valuation Policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$926,984,040	$—	$—	$926,984,040
Total	$926,984,040	$—	$—	$926,984,040

Amounts designated as “—”are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

10	Semiannual Report 2011

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,827.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $1,069,519 in Administrative Services fees from the Fund. .

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

12	Semiannual Report 2011

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$825,149,079	$101,834,961	$(—)	$101,834,961

Amount designated as “—” is zero or has been rounded to zero.

7.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	13

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

14	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	15

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

16	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	17

Federated NVIT High Income Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Federated NVIT High Income Bond Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,042.20	4.56	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90
Class III Shares	Actual		1,000.00	1,042.00	4.56	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	Federated NVIT High Income Bond Fund
June 30, 2011 (Unaudited)

Asset Allocation
Corporate Bonds	97.9%
Preferred Stock	0.3%
Warrants	0.2%
Mutual Fund	0.1%
Common Stocks	0.1%
Other assets in excess of liabilities	1.4%

100.0%

Top Industries †
Technology	11.2%
Industrial—Other	7.1%
Media—Non-Cable	6.9%
Healthcare	6.9%
Energy	5.6%
Gaming	5.2%
Consumer Products	3.8%
Retailers	3.7%
Chemicals	3.5%
Automotive	3.3%
Other Industries	42.8%

100.0%

Top Holdings †
International Lease Finance Corp., 8.75%, 03/15/17	1.3%
Visant Corp., 10.00%, 10/01/17	1.0%
Reynolds Group Issuer, Inc., 8.75%, 05/15/18	0.9%
VWR Funding, Inc., 10.25%, 07/15/15	0.9%
CDW Escrow Corp., 8.50%, 04/01/19	0.9%
Nuveen Investments, Inc., 10.50%, 11/15/15	0.8%
SGS International, Inc., 12.00%, 12/15/13	0.8%
Harrahs Operating Co., Inc., 11.25%, 06/01/17	0.8%
Multiplan, Inc., 9.88%, 09/01/18	0.8%
MGM Mirage, Inc., 7.50%, 06/01/16	0.8%
Other Holdings	91.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 97.9%

	Principal Amount	Market Value

Aerospace/Defense 1.5%
Altegrity, Inc.
10.50%, 11/01/15(b)	$375,000	$388,125
11.75%, 05/01/16(b)	900,000	945,000
Mantech International Corp.,
7.25%, 04/15/18	250,000	261,250
Sequa Corp.,
13.50%, 12/01/15(b)	457,638	498,825
TransDigm, Inc.,
7.75%, 12/15/18(b)	1,025,000	1,076,250

		3,169,450

Auto Components 1.3%
Allison Transmission, Inc.,
7.13%, 05/15/19(b)	150,000	145,875
International Automotive Components Group SL,
9.13%, 06/01/18(b)	1,025,000	1,048,062
Pittsburgh Glass Works LLC,
8.50%, 04/15/16(b)	450,000	462,375
UCI International, Inc.,
8.63%, 02/15/19	1,025,000	1,055,750

		2,712,062

Automobiles 0.9%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.00%, 06/15/19(b)	575,000	564,938
8.25%, 06/15/21(b)	1,150,000	1,127,000
Jaguar Land Rover PLC
7.75%, 05/15/18(b)	100,000	100,500
8.13%, 05/15/21(b)	125,000	125,937
Motors Liquidation Co.,
7.40%, 09/01/25(a)(c)(d)(e)	2,500,000	62,500

		1,980,875

Automotive 3.3%
Affinia Group Holdings, Inc.
9.00%, 11/30/14	300,000	304,500
10.75%, 08/15/16(b)	450,000	501,750
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14(c)(d)	225,000	0
Dana Holding Corp.
6.50%, 02/15/19	100,000	99,000
6.75%, 02/15/21	100,000	98,625
Exide Technologies,
8.63%, 02/01/18(b)	875,000	910,000
Ford Motor Credit Co. LLC,
6.63%, 08/15/17	700,000	744,129
Lear Corp.
7.88%, 03/15/18	1,100,000	1,182,500
8.13%, 03/15/20	100,000	107,750
Meritor, Inc.,
10.63%, 03/15/18	1,050,000	1,178,625

Corporate Bonds (continued)

	Principal Amount	Market Value

Automotive (continued)
Stoneridge, Inc.,
9.50%, 10/15/17(b)	$750,000	$828,750
Tenneco, Inc.
7.75%, 08/15/18	275,000	288,062
6.88%, 12/15/20	450,000	457,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.63%, 09/01/17(b)	425,000	457,938

		7,159,504

Building Materials 2.3%
American Standard Americas,
10.75%, 01/15/16(b)	100,000	96,125
Associated Materials LLC,
9.13%, 11/01/17(b)	650,000	648,375
Building Materials Corp. of America
7.50%, 03/15/20(b)	250,000	263,125
6.75%, 05/01/21(b)	250,000	251,250
Interline Brands, Inc.,
7.00%, 11/15/18	275,000	278,437
Norcraft Cos. LP
10.50%, 12/15/15(b)	1,450,000	1,471,750
Nortek, Inc.
10.00%, 12/01/18(b)	475,000	475,000
8.50%, 04/15/21(b)	1,000,000	925,000
Ply Gem Industries, Inc.,
8.25%, 02/15/18(b)	700,000	663,250

		5,072,312

Building Products 0.2%
Masonite International Corp.,
8.25%, 04/15/21(b)	525,000	521,719

Chemicals 3.5%
Celanese US Holdings LLC,
6.63%, 10/15/18	175,000	184,625
Compass Minerals International, Inc.,
8.00%, 06/01/19	350,000	382,375
Ferro Corp.,
7.88%, 08/15/18	100,000	103,750
Hexion US Finance Corp.
8.88%, 02/01/18	1,175,000	1,222,000
9.00%, 11/15/20	425,000	435,625
Huntsman International LLC
5.50%, 06/30/16	400,000	393,500
8.63%, 03/15/21	575,000	625,312
Koppers, Inc.,
7.88%, 12/01/19	475,000	507,063
Momentive Performance Materials, Inc.,
9.00%, 01/15/21	750,000	765,000
Omnova Solutions, Inc.,
7.88%, 11/01/18(b)	275,000	264,344

6	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
OXEA Finance & Cy SCA RegS,
9.50%, 07/15/17(b)	$850,000	$887,187
Solutia, Inc.,
7.88%, 03/15/20	650,000	695,500
Union Carbide Corp.
7.88%, 04/01/23	225,000	259,981
7.50%, 06/01/25	350,000	395,178
Vertellus Specialties, Inc., 9.38%, 10/01/15(b)	425,000	439,875

		7,561,315

Commercial Banks 0.2%
Ally Financial, Inc.,
7.50%, 09/15/20	350,000	365,750

Commercial Services & Supplies 0.8%
ARAMARK Holdings Corp.,
8.63%, 05/01/16(b)	800,000	814,000
CDRT Merger Sub, Inc.,
8.13%, 06/01/19(b)	975,000	975,000

		1,789,000

Construction Machinery 1.2%
Case New Holland, Inc.,
7.88%, 12/01/17(b)	225,000	247,500
RSC Equipment Rental, Inc.
9.50%, 12/01/14	345,000	353,625
10.00%, 07/15/17(b)	275,000	306,625
10.25%, 11/15/19	500,000	547,500
8.25%, 02/01/21	150,000	149,250
United Rentals North America, Inc.,
8.38%, 09/15/20	1,075,000	1,088,437

		2,692,937

Consumer Finance 1.3%
International Lease Finance Corp.,
8.75%, 03/15/17	2,625,000	2,871,094

Consumer Products 3.7%
Jarden Corp.,
7.50%, 05/01/17	475,000	493,406
Libbey Glass, Inc.,
10.00%, 02/15/15	383,000	415,555
Prestige Brands, Inc.,
8.25%, 04/01/18(b)	775,000	811,812
Scotts Miracle-Gro Co. (The),
6.63%, 12/15/20(b)	600,000	613,500
Sealy Mattress Co.
8.25%, 06/15/14	1,475,000	1,478,688
10.88%, 04/15/16(b)	339,000	376,290
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18(b)	350,000	383,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products (continued)
Spectrum Brands, Inc. PIK,
12.00%, 08/28/19	$1,292,140	$1,427,815
Visant Corp.,
10.00%, 10/01/17	2,050,000	2,121,750

		8,122,066

Diversified Financial Services 0.5%
Level 3 Escrow, Inc.,
8.13%, 07/01/19(b)	175,000	175,875
Softbrands, Inc/Atlantis Merger Sub Inc,
11.50%, 07/15/18(b)	500,000	460,715
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 06/15/18	375,000	423,750

		1,060,340

Energy 5.5%
ATP Oil & Gas Corp.,
11.88%, 05/01/15	925,000	938,875
Basic Energy Services, Inc.
7.13%, 04/15/16	950,000	950,000
7.75%, 02/15/19(b)	100,000	100,500
Berry Petroleum Co.,
6.75%, 11/01/20	150,000	150,750
CGGVeritas,
7.75%, 05/15/17	950,000	978,500
Chaparral Energy, Inc.,
9.88%, 10/01/20	675,000	729,000
Chesapeake Energy Corp.
9.50%, 02/15/15	550,000	638,000
6.88%, 08/15/18	450,000	472,500
6.63%, 08/15/20	325,000	342,062
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
10.88%, 04/01/17(b)	975,000	1,106,625
Complete Production Services, Inc.,
8.00%, 12/15/16	675,000	705,375
Comstock Resources, Inc.,
7.75%, 04/01/19	600,000	604,500
Concho Resources, Inc.,
7.00%, 01/15/21	550,000	569,250
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 04/01/21	325,000	320,938
Denbury Resources, Inc.,
9.75%, 03/01/16	675,000	754,312
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20	725,000	786,625
7.75%, 02/01/21(b)	325,000	338,000
PHI, Inc.,
8.63%, 10/15/18	775,000	809,875

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy (continued)
Plains Exploration & Production Co.,
7.00%, 03/15/17	$375,000	$386,250
SESI LLC,
6.38%, 05/01/19(b)	275,000	272,250

		11,954,187

Energy Equipment & Services 0.3%
Cie Generale de Geophysique-Veritas,
6.50%, 06/01/21(b)	650,000	627,250

Entertainment 1.1%
Cinemark USA, Inc.
8.63%, 06/15/19	1,100,000	1,204,500
7.38%, 06/15/21(b)	125,000	124,375
HRP Myrtle Beach Operations LLC,
0.00%, 04/01/12*(a)(b)(c)(d)(e)(f)	675,000	0
Regal Cinemas Corp.,
8.63%, 07/15/19	1,100,000	1,155,000

		2,483,875

Financial Institutions 2.1%
Ally Financial, Inc.
6.25%, 12/01/17(b)	600,000	595,999
8.00%, 11/01/31	550,000	595,375
Lender Processing Services, Inc.,
8.13%, 07/01/16	975,000	950,625
Nuveen Investments, Inc.,
10.50%, 11/15/15	1,700,000	1,738,250
Pinafore LLC/Pinafore, Inc.,
9.00%, 10/01/18(b)	700,000	754,250

		4,634,499

Food & Beverage 3.2%
B&G Foods, Inc.,
7.63%, 01/15/18	600,000	631,500
Darling International, Inc.,
8.50%, 12/15/18(b)	150,000	162,000
Dean Foods Co.
7.00%, 06/01/16	1,400,000	1,386,000
9.75%, 12/15/18(b)	450,000	478,125
Del Monte Foods Co.,
7.63%, 02/15/19(b)	450,000	454,500
Michael Food, Inc.,
9.75%, 07/15/18(b)	1,400,000	1,498,000
Pinnacle Foods Finance LLC
10.63%, 04/01/17	650,000	693,063
8.25%, 09/01/17	575,000	596,562
US Foodservice,
8.50%, 06/30/19(b)	1,075,000	1,042,750

		6,942,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity,
10.38%, 09/15/07*(c)(d)(e)	$100,000	$0

Gaming 5.2%
American Casinos & Entertainment Properties, LLC,
11.00%, 06/15/14	713,000	745,085
Great Canadian Gaming Corp.,
7.25%, 02/15/15(b)	1,350,000	1,380,375
Harrahs Operating Co., Inc.,
11.25%, 06/01/17	1,525,000	1,683,219
Herbst Gaming, Inc.,
7.00%, 11/15/14(c)(d)(e)	850,000	0
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	1,225,000	1,243,375
MGM Mirage, Inc,
11.13%, 11/15/17	450,000	514,125
MGM Mirage, Inc.
7.50%, 06/01/16	1,750,000	1,662,500
11.38%, 03/01/18	150,000	168,375
Peninsula Gaming LLC,
10.75%, 08/15/17	1,400,000	1,529,500
San Pasqual Casino,
8.00%, 09/15/13(b)	725,000	717,750
Seminole Indian Tribe of Florida
7.75%, 10/01/17(b)	600,000	621,000
7.80%, 10/01/20(b)	965,000	948,402

		11,213,706

Health Care Providers & Services 0.7%
DJO Finance LLC / DJO Finance Corp.
9.75%, 10/15/17(b)	275,000	279,125
7.75%, 04/15/18(b)	475,000	473,219
IASIS Healthcare LLC / IASIS Capital Corp.,
8.38%, 05/15/19(b)	850,000	839,375

		1,591,719

Healthcare 6.8%
Alere, Inc.,
9.00%, 05/15/16	500,000	520,625
Bausch & Lomb, Inc.,
9.88%, 11/01/15	925,000	980,500
Biomet, Inc.,
11.63%, 10/15/17	1,425,000	1,578,188
CRC Health Corp.,
10.75%, 02/01/16	800,000	814,000
Giant Funding Corp.,
8.25%, 02/01/18(b)	525,000	547,312
HCA Holdings, Inc.,
7.75%, 05/15/21(b)	425,000	440,937

8	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
HCA, Inc.,
7.50%, 11/06/33	$650,000	$588,250
Inverness Medical Innovations, Inc.,
7.88%, 02/01/16	1,075,000	1,112,625
Multiplan, Inc.,
9.88%, 09/01/18(b)	1,575,000	1,673,438
Omnicare, Inc.,
7.75%, 06/01/20	250,000	265,312
STHI Holding Corp.,
8.00%, 03/15/18(b)	225,000	228,375
United Surgical Partners International, Inc.,
9.25%, 05/01/17	1,300,000	1,358,500
Universal Hospital Services, Inc.
3.78%, 06/01/15(f)	375,000	360,000
8.50%, 06/01/15(b)	1,100,000	1,133,000
Vanguard Health Holding LLC,
8.00%, 02/01/18	1,175,000	1,213,188
VWR Funding, Inc., Series B,
10.25%, 07/15/15	1,902,656	1,988,276

		14,802,526

Hotels, Restaurants & Leisure 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 08/01/18	1,150,000	1,227,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
8.63%, 04/15/16(b)	900,000	927,000

		2,154,625

Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc.
7.63%, 05/15/19(b)	350,000	348,250
8.25%, 09/01/20	275,000	280,500
7.88%, 05/15/21(b)	600,000	598,500

		1,227,250

Industrial—Other 7.0%
American Tire Distributors, Inc.,
9.75%, 06/01/17	650,000	698,750
Amsted Industries, Inc.,
8.13%, 03/15/18(b)	725,000	761,250
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16	600,000	583,500
Belden, Inc.,
7.00%, 03/15/17	375,000	384,375
BWAY Parent Co., Inc.,
10.13%, 11/01/15(b)	844,708	844,708
Cleaver-Brooks, Inc.,
12.25%, 05/01/16(b)	850,000	875,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial—Other (continued)
Diversey Holdings, Inc.,
10.50%, 05/15/20	$734,913	$907,617
General Cable Corp.,
7.13%, 04/01/17	1,150,000	1,175,875
Griffon Corp.,
7.13%, 04/01/18(b)	475,000	476,781
Hillman Group, Inc.
10.88%, 06/01/18(b)	975,000	1,051,781
International Wire Group, Inc.,
9.75%, 04/15/15(b)	725,000	764,875
Knowledge Learning Corp.,
7.75%, 02/01/15(b)	1,250,000	1,226,562
Maxim Crane Works LP,
12.25%, 04/15/15(b)	925,000	925,000
Mueller Water Products, Inc.
7.38%, 06/01/17	625,000	587,500
8.75%, 09/01/20	675,000	730,688
RBS Global, Inc./Rexnord LLC,
8.50%, 05/01/18	1,200,000	1,267,500
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(b)	1,050,000	1,145,813
SPX Corp.,
7.63%, 12/15/14	650,000	718,250
Thermon Industries, Inc.,
9.50%, 05/01/17	160,000	171,600

		15,297,925

Information Technology Services 0.9%
CoreLogic, Inc.,
7.25%, 06/01/21(b)	850,000	828,750
iGate Corp.,
9.00%, 05/01/16(b)	1,150,000	1,161,500

		1,990,250

Internet & Catalog Retail 0.6%
Sitel LLC/Sitel Finance Corp.,
11.50%, 04/01/18	1,350,000	1,235,250

Lodging 0.2%
Host Hotels & Resorts LP, Series O,
6.38%, 03/15/15	350,000	357,000

Media 1.3%
AMC Networks, Inc.,
7.75%, 07/15/21(b)	175,000	182,875
Crown Media Holdings, Inc.,
10.50%, 07/15/19(b)	325,000	335,563
Cumulus Media, Inc.,
7.75%, 05/01/19(b)	675,000	651,375
Houghton Mifflin Harcourt Publishing Co.,
10.50%, 06/01/19(b)	1,150,000	1,132,750

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund (continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
inVentiv Health, Inc.,
10.00%, 08/15/18(b)	$625,000	$593,750

		2,896,313

Media—Cable 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	500,000	518,125
8.13%, 04/30/20	100,000	108,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17(b)	200,000	208,000
Insight Communications Co., Inc.,
9.38%, 07/15/18(b)	450,000	493,875

		1,328,000

Media—Non-Cable 6.8%
Affinity Group Holding, Inc.,
10.88%, 02/15/12*(c)(d)	869,758	0
Citadel Broadcasting Corp.,
7.75%, 12/15/18(b)	175,000	185,938
Clear Channel Communications, Inc.,
9.00%, 03/01/21(b)	1,400,000	1,340,500
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	125,000	135,938
Clear Channel Worldwide Holdings, Inc., Series B,
9.25%, 12/15/17	1,250,000	1,362,500
Entravision Communications Corp.,
8.75%, 08/01/17	650,000	672,750
Fox Acquisition Sub LLC,
13.38%, 07/15/16(b)	1,150,000	1,270,750
Idearc Litigation Trusts,
8.00%, 11/15/16*(d)(e)	1,375,000	10,312
Intelsat Jackson Holdings SA
7.25%, 04/01/19(b)	550,000	545,875
8.50%, 11/01/19	750,000	795,000
7.50%, 04/01/21(b)	350,000	347,812
Lamar Media Corp., Series C,
6.63%, 08/15/15	375,000	379,219
MDC Partners, Inc.
11.00%, 11/01/16	1,225,000	1,373,531
11.00%, 11/01/16(b)	150,000	166,688
MediMedia USA, Inc.,
11.38%, 11/15/14(b)	1,050,000	903,000
Nexstar Broadcasting, Inc.,
7.00%, 01/15/14	450,000	445,500
Nexstar Broadcasting, Inc., Series 1,
7.00%, 01/15/14	923,695	914,458
Nielsen Finance Co. LLC,
11.50%, 05/01/16	150,000	175,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Media—Non-Cable (continued)
Nielsen Finance Co. LLC/Nielsen Finance Co.,
7.75%, 10/15/18(b)	$275,000	$288,750
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18(b)	750,000	768,750
SGS International, Inc.,
12.00%, 12/15/13	1,675,000	1,716,875
XM Satellite Radio, Inc.,
7.63%, 11/01/18(b)	975,000	1,018,875

		14,818,521

Metals & Mining 0.1%
Aleris International, Inc.
9.00%, 12/15/14*(c)(d)(e)	600,000	60
10.00%, 12/15/16*(c)(d)(e)	475,000	0
Atkore International, Inc.,
9.88%, 01/01/18(b)	275,000	288,750

		288,810

Office Electronics 0.1%
CDW LLC/CDW Finance Corp.,
12.54%, 10/12/17	275,000	296,312

Oil, Gas & Consumable Fuels 0.9%
Brigham Exploration Co.,
6.88%, 06/01/19(b)	200,000	199,000
Forbes Energy Services Ltd.,
9.00%, 06/15/19(b)	850,000	837,250
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 05/15/19(b)	100,000	99,000
W&T Offshore, Inc.,
8.50%, 06/15/19(b)	875,000	885,937

		2,021,187

Packaging 3.1%
Ardagh Packaging Finance PLC,
9.13%, 10/15/20(b)	775,000	815,688
Berry Plastics Corp.,
9.50%, 05/15/18	500,000	496,250
BWAY Holding Co.,
10.00%, 06/15/18	625,000	682,031
Greif, Inc.,
7.75%, 08/01/19	700,000	756,000
Packaging Dynamics Corp.,
8.75%, 02/01/16(b)	950,000	964,250
Reynolds Group Issuer, Inc.
8.75%, 05/15/18(b)	2,100,000	2,063,250
7.13%, 04/15/19(b)	600,000	595,500
9.00%, 04/15/19(b)	150,000	148,125
8.25%, 02/15/21(b)	250,000	233,750

		6,754,844

10	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper 0.7%
Cascades, Inc.,
7.88%, 01/15/20	$275,000	$286,344
Clearwater Paper Corp.
10.63%, 06/15/16	225,000	252,281
7.13%, 11/01/18	100,000	102,500
Rock-Tenn Co.,
9.25%, 03/15/16	900,000	972,000

		1,613,125

Paper & Forest Products 0.1%
Longview Fibre Paper & Packaging, Inc.,
8.00%, 06/01/16(b)	225,000	226,125

Restaurants 2.3%
DineEquity, Inc., 9.50%, 10/30/18(b)	1,525,000	1,654,625
Dunkin’ Brands, Inc., 9.63%, 12/01/18(b)	924,000	932,076
NPC International, Inc., 9.50%, 05/01/14	1,325,000	1,344,875
Seminole Hard Rock Entertainment, Inc., 2.75%, 03/15/14(b)(f)	1,025,000	958,375

		4,889,951

Retailers 3.6%
Express LLC, 8.75%, 03/01/18	175,000	189,000
Giraffe Acquisition Corp., 9.13%, 12/01/18(b)	1,100,000	1,034,000
JC Penney Corp., Inc., 7.40%, 04/01/37	225,000	219,375
Macy’s Retail Holdings, Inc.
7.00%, 02/15/28	225,000	253,547
6.90%, 01/15/32	125,000	134,035
Penske Auto Group, Inc.,
7.75%, 12/15/16	1,450,000	1,479,000
Petco Animal Supplies, Inc.,
9.25%, 12/01/18(b)	1,400,000	1,487,500
Sally Holdings, Inc./Sally Capital, Inc.,
10.50%, 11/15/16	625,000	667,187
Yankee Acquisition Corp., Series B,
9.75%, 02/15/17	1,575,000	1,657,688
YCC Holdings LLC/Yankee Finance, Inc.,
10.25%, 02/15/16(b)	750,000	751,875

		7,873,207

Services 1.2%
Bankrate, Inc.,
11.75%, 07/15/15(b)	179,000	204,060
Ceridian Corp.,
11.25%, 11/15/15	250,000	250,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Services (continued)
Garda World Security Corp.,
9.75%, 03/15/17(b)	$1,150,000	$1,216,125
West Corp.
8.63%, 10/01/18(b)	125,000	126,250
7.88%, 01/15/19(b)	875,000	848,750

		2,645,185

Specialty Retail 0.5%
Needle Merger Sub Corp.,
8.13%, 03/15/19(b)	1,050,000	1,057,875
U.S. Office Products Co., expired maturity,
9.75%, 06/15/08*(c)(d)(e)	455,359	0

		1,057,875

Technology 11.1%
Advanced Micro Devices, Inc.
8.13%, 12/15/17	950,000	992,750
7.75%, 08/01/20	300,000	309,000
Allen Systems Group, Inc.,
10.50%, 11/15/16(b)	1,175,000	1,180,875
Aspect Software, Inc.,
10.63%, 05/15/17	1,150,000	1,236,250
Audatex North America, Inc.,
6.75%, 06/15/18(b)	575,000	577,875
CDW Escrow Corp.,
8.50%, 04/01/19(b)	2,000,000	1,960,000
CommScope, Inc.,
8.25%, 01/15/19(b)	1,175,000	1,210,250
Compucom Systems, Inc.,
12.50%, 10/01/15(b)	1,450,000	1,526,125
Eagle Parent, Inc.,
8.63%, 05/01/19(b)	1,075,000	1,036,031
Fidelity National Information Services, Inc.,
7.88%, 07/15/20	100,000	106,125
Freescale Semiconductor, Inc.
9.25%, 04/15/18(b)	1,150,000	1,239,125
8.05%, 02/01/20(b)	275,000	276,375
10.75%, 08/01/20(b)	670,000	757,100
GXS Worldwide, Inc.,
9.75%, 06/15/15	1,250,000	1,265,625
Interactive Data Corp.,
10.25%, 08/01/18(b)	875,000	951,562
Kemet Corp.,
10.50%, 05/01/18	900,000	994,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
10.50%, 04/15/18	1,050,000	1,149,750

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund (continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
Seagate Technology HDD Holdings
7.75%, 12/15/18(b)	$625,000	$656,250
6.88%, 05/01/20(b)	925,000	918,063
7.00%, 11/01/21(b)	325,000	325,000
Spansion LLC, 7.88%,
7.88%, 11/15/17(b)	950,000	964,250
SS&C Technologies, Inc.,
11.75%, 12/01/13	323,000	331,883
SSI Invest II,
11.13%, 06/01/18	1,325,000	1,464,125
Stream Global Services, Inc.,
11.25%, 10/01/14	900,000	958,500
SunGard Data Systems, Inc.
10.63%, 05/15/15	850,000	920,125
7.38%, 11/15/18	225,000	225,000
7.63%, 11/15/20	250,000	252,500
Viasystems, Inc.,
12.00%, 01/15/15(b)	300,000	329,250

		24,114,264

Transportation 1.8%
Avis Budget Car Rental LLC
9.63%, 03/15/18	950,000	1,014,125
8.25%, 01/15/19	750,000	759,375
CHC Helicopter SA,
9.25%, 10/15/20(b)	975,000	879,937
Hertz Corp.
8.88%, 01/01/14	64,000	65,600
7.50%, 10/15/18(b)	725,000	746,750
6.75%, 04/15/19(b)	525,000	519,750

		3,985,537

Utility—Electric 1.3%
Dynegy Holdings, Inc.,
7.75%, 06/01/19	775,000	563,813
Edison Mission Energy
7.75%, 06/15/16	675,000	607,500
7.00%, 05/15/17	125,000	101,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	425,000	453,245
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19(b)	239,985	233,791
Texas Competitive Electric Holdings Co. LLC, Series A,
10.25%, 11/01/15	1,150,000	695,750
Texas Competitive Electric Holdings Co. LLC,
11.50%, 10/01/20(b)	175,000	171,937

		2,827,286

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility—Natural Gas 3.2%
Crosstex Energy LP,
8.88%, 02/15/18	$1,325,000	$1,411,125
Energy Transfer Equity LP,
7.50%, 10/15/20	1,250,000	1,325,000
Ferrellgas LP/Ferrellgas Finance Corp.,
6.50%, 05/01/21(b)	300,000	283,500
Holly Energy Partners LP,
6.25%, 03/01/15	750,000	750,000
Inergy LP,
6.88%, 08/01/21(a)(b)	150,000	150,000
Inergy LP/Inergy Finance Corp.,,
7.00%, 10/01/18	1,125,000	1,136,250
Niska Gas Storage US LLC,
8.88%, 03/15/18	200,000	210,000
Regency Energy Partners LP/Regency Energy Finance Corp.
9.38%, 06/01/16	225,000	250,875
6.88%, 12/01/18	575,000	595,125
Southern Star Central Corp.,
6.75%, 03/01/16	600,000	603,000
Suburban Propane Partners LP,
7.38%, 03/15/20	225,000	235,125

		6,950,000

Wireless Communications 3.2%
Buccaneer Merger Sub, Inc.,
9.13%, 01/15/19(b)	1,050,000	1,092,000
Digicel Group Ltd.
12.00%, 04/01/14(a)(b)(e)	500,000	578,750
9.13%, 01/15/15(a)(b)(e)	800,767	818,784
8.25%, 09/01/17(a)(b)(e)	1,375,000	1,426,563
10.50%, 04/15/18(a)(b)(e)	150,000	168,000
MetroPCS Wireless, Inc.
7.88%, 09/01/18	825,000	873,469
6.63%, 11/15/20	725,000	717,750
Nextel Communications, Inc., Series D, 7.38%, 08/01/15	1,225,000	1,225,000

		6,900,316

Wireline Communications 0.1%
tw telecom holdings, inc.,
8.00%, 03/01/18	100,000	106,625

Total Corporate Bonds (cost $206,647,936)		213,184,469

12	Semiannual Report 2011

Common Stocks 0.1%

	Shares	Market Value

Automobiles 0.1%
General Motors Co. *	9,639	$292,640

Consumer Products 0.0%
Sleepmaster LLC Membership Units ADR-NL*(c)(e)	185	0

Packaging 0.0%
Pliant Corp. *(c)(e)	1	0

Total Common Stocks (cost $445,122)		292,640

Preferred Stock 0.3%
Financial Institutions 0.3%
Ally Financial, Inc., 7.00%(b)	678	637,193

Total Preferred Stock (cost $328,381)		637,193

Warrants 0.2%

	Number of Warrants	Market Value

Automobiles 0.2%
General Motors Co., expiring
7/10/2019*	8,763	139,595
General Motors Co., expiring
7/10/2016*	8,763	187,528

Total Warrants (cost $328,700)		327,123

Mutual Fund 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Invesco Liquid Assets Portfolio—Institutional Class, 0.08% (g)	293,823	293,823

Total Mutual Fund (cost $293,823)		293,823

Total Investments (cost $208,043,962)(h)—98.6%		214,735,248

Other assets in excess of liabilities—1.4%		3,051,128

NET ASSETS—100.0%		$217,786,376

*	Denotes a non-income producing security.

(a)	Restricted security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $96,931,192 which represents 44.51% of net assets.

(c)	Fair Valued Security.

(d)	Security in default.

(e)	Illiquid security.

(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(g)	Represents 7-day effective yield as of June 30, 2011.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NL	Netherlands

PLC	Public Limited Company

PIK	Paid In Kind

SA	Stock Company

SCA	Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $208,043,962)	$214,735,248
Interest and dividends receivable	4,154,820
Receivable for investments sold	662,350
Receivable for capital shares issued	56,487
Prepaid expenses	2,546

Total Assets	219,611,451

Liabilities:
Payable for investments purchased	1,409,166
Payable for capital shares redeemed	179,928
Accrued expenses and other payables:
Investment advisory fees	149,322
Fund administration fees	11,204
Administrative servicing fees	35,438
Accounting and transfer agent fees	3,845
Trustee fees	680
Custodian fees	3,112
Compliance program costs (Note 3)	397
Professional fees	18,609
Printing fees	10,615
Other	2,759

Total Liabilities	1,825,075

Net Assets	$217,786,376

Represented by:
Capital	$222,861,313
Accumulated distributions in excess of net investment income	(282,323)
Accumulated net realized losses from investment transactions	(11,483,900)
Net unrealized appreciation/(depreciation) from investments	6,691,286

Net Assets	$217,786,376

Net Assets:
Class I Shares	$71,305,379
Class III Shares	146,480,997

Total	$217,786,376

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	10,486,534
Class III Shares	21,561,780

Total	32,048,314

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.80
Class III Shares	$6.79

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statement of Operations

For the Period Ended June 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$12,704,793
Dividend income	25,936
Other income	340

Total Income	12,731,069

EXPENSES:
Investment advisory fees	989,506
Fund administration fees	72,320
Administrative servicing fees Class I Shares	56,283
Administrative servicing fees Class III Shares	166,408
Professional fees	19,629
Printing fees	8,393
Trustee fees	4,513
Custodian fees	3,768
Accounting and transfer agent fees	11,934
Compliance program costs (Note 3)	456
Other	3,730

Total expenses before earnings credit	1,336,940

Earnings credit (Note 5)	(120)

Net Expenses	1,336,820

NET INVESTMENT INCOME	11,394,249

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,202,906
Net change in unrealized appreciation/(depreciation) from investments	(6,410,226)

Net realized/unrealized gains from investments	792,680

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,186,929

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$11,394,249	$21,897,521
Net realized gains/(losses) from investment transactions	7,202,906	(3,062,176)
Net change in unrealized appreciation/(depreciation) from investments	(6,410,226)	11,887,128

Change in net assets resulting from operations	12,186,929	30,722,473

Distributions to Shareholders From:
Net investment income:
Class I	(3,565,247)	(6,744,727)
Class III	(9,033,553)	(15,424,993)

Change in net assets from shareholder distributions	(12,598,800)	(22,169,720)

Change in net assets from capital transactions	(82,078,093)	(5,508,038)

Change in net assets	(82,489,964)	3,044,715

Net Assets:
Beginning of period	300,276,340	297,231,625

End of period	$217,786,376	$300,276,340

Accumulated undistributed net investment income (loss) at end of period	$(282,323)	$922,228

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,252,347	$13,164,647
Dividends reinvested	3,565,247	6,744,727
Cost of shares redeemed	(12,777,963)	(28,901,177)

Total Class I	(4,960,369)	(8,991,803)

Class III Shares
Proceeds from shares issued	28,870,553	207,702,512
Dividends reinvested	9,033,553	15,424,993
Cost of shares redeemed	(115,021,830)	(219,643,740)

Total Class III	(77,117,724)	3,483,765

Change in net assets from capital transactions	$(82,078,093)	$(5,508,038)

SHARE TRANSACTIONS:
Class I Shares
Issued	605,696	1,909,682
Reinvested	521,858	1,002,654
Redeemed	(1,828,776)	(4,247,468)

Total Class I Shares	(701,222)	(1,335,132)

Class III Shares
Issued	4,121,226	30,643,995
Reinvested	1,320,865	2,286,533
Redeemed	(16,557,826)	(32,836,349)

Total Class III Shares	(11,115,735)	94,179

Total change in shares	(11,816,957)	(1,240,953)

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$6.85	0.27	0.02	0.29	(0.34)	(0.34)	–	$6.80	4.22%		$71,305,379	0.90%	7.70%	0.90%	19.07%
Year Ended December 31, 2010(e)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%		$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009(e)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%		$82,596,487	0.94%	9.89%	0.94%	34.23%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13%	)	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%		$121,100,406	0.95%	7.24%	0.95%	42.02%
Year Ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	(0.58)	–	$7.98	10.60%		$155,024,233	0.94%	7.38%	0.94%	42.91%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$6.84	0.27	0.01	0.28	(0.33)	(0.33)	–	$6.79	4.20%		$146,480,997	0.90%	7.68%	0.90%	19.07%
Year Ended December 31, 2010(e)	$6.59	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.84	13.16%		$223,642,025	0.92%	8.32%	0.92%	80.77%
Year Ended December 31, 2009(e)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%		$214,635,138	0.94%	9.64%	0.94%	34.23%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24%	)	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%		$110,021,994	0.91%	7.28%	0.91%	42.02%
Year Ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	(0.58)	–	$7.97	10.60%		$103,857,357	0.96%	7.37%	0.96%	42.91%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

18	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of each Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$292,640	$—	$—	$292,640
Consumer Products	—	—	—	—
Packaging	—	—	—	—
Total Common Stocks	$292,640	$—	$—	$292,640
Corporate Bonds
Aerospace/Defense	—	3,169,450	—	3,169,450
Auto Components	—	2,712,062	—	2,712,062
Automobiles	—	1,980,875	—	1,980,875
Automotive	—	7,159,504	—	7,159,504
Building Materials	—	5,072,312	—	5,072,312
Building Products	—	521,719	—	521,719
Chemicals	—	7,561,315	—	7,561,315
Commercial Banks	—	365,750	—	365,750
Commercial Services & Supplies	—	1,789,000	—	1,789,000

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Construction Machinery	$—	$2,692,937	$—	$2,692,937
Consumer Finance	—	2,871,094	—	2,871,094
Consumer Products	—	8,122,066	—	8,122,066
Diversified Financial Services	—	1,060,340	—	1,060,340
Energy	—	11,954,187	—	11,954,187
Energy Equipment & Services	—	627,250	—	627,250
Entertainment	—	2,483,875	—	2,483,875
Financial Institutions	—	4,634,499	—	4,634,499
Food & Beverage	—	6,942,500	—	6,942,500
Food & Staples Retailing	—	—	—	—
Gaming	—	11,213,706	—	11,213,706
Health Care Providers & Services	—	1,591,719	—	1,591,719
Healthcare	—	14,802,526	—	14,802,526
Hotels, Restaurants & Leisure	—	2,154,625	—	2,154,625
Independent Power Producers & Energy Traders	—	1,227,250	—	1,227,250
Industrial—Other	—	15,297,925	—	15,297,925
Information Technology Services	—	1,990,250	—	1,990,250
Internet & Catalog Retail	—	1,235,250	—	1,235,250
Lodging	—	357,000	—	357,000
Media	—	2,896,313	—	2,896,313
Media—Cable	—	1,328,000	—	1,328,000
Media—Non-Cable	—	14,818,521	—	14,818,521
Metals & Mining	—	288,750	60	288,810
Office Electronics	—	296,312	—	296,312
Oil, Gas & Consumable Fuels	—	2,021,187	—	2,021,187
Packaging	—	6,754,844	—	6,754,844
Paper	—	1,613,125	—	1,613,125
Paper & Forest Products	—	226,125	—	226,125
Restaurants	—	4,889,951	—	4,889,951
Retailers	—	7,873,207	—	7,873,207
Services	—	2,645,185	—	2,645,185
Specialty Retail	—	1,057,875	—	1,057,875
Technology	—	24,114,264	—	24,114,264
Transportation	—	3,985,537	—	3,985,537
Utility—Electric	—	2,827,286	—	2,827,286
Utility—Natural Gas	—	6,950,000	—	6,950,000
Wireless Communications	—	6,900,316	—	6,900,316
Wireline Communications	—	106,625	—	106,625
Total Corporate Bonds	$—	$213,184,409	$60	$213,184,469
Mutual Fund	293,823	—	—	293,823
Preferred Stock*	—	637,193	—	637,193
Warrants*	327,123	—	—	327,123
Total	$913,586	$213,821,602	$60	$214,735,248
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

20	Semiannual Report 2011

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/10	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	(838,552)	(838,552)
Change in Unrealized Appreciation/(Depreciation)	—	834,720	834,720
Purchases	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	3,892	3,892
Transfers Out of Level 3	—	—	—
Balance as of 06/30/11	$—	$60	$60
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$(3,832)	$(3,832)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments presented above includes corporate bond investments, valued at $3,892 as of December 31, 2010, that were transferred from Level 2 to Level 3 during the six months ended June 30, 2011. These transfers occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor once the bonds entered into default status. The corporate bond investments are currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of June 30, 2011, the investments are valued at an aggregate value of $60.

For the six months ended June 30, 2011 there were no significant transfers between Levels 1 and 2.

(b)	Restricted Securities

At June 30, 2011, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2011 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Digicel Group Ltd.	12.00%	4/1/2014	250,000	6/30/2009	$249,191	$289,375	0.13%
Digicel Group Ltd.	12.00%	4/1/2014	250,000	1/5/2010	280,454	289,375	0.13%
Digicel Group Ltd.	8.25%	9/1/2017	400,000	11/23/2009	395,345	415,000	0.19%
Digicel Group Ltd.	8.25%	9/1/2017	225,000	12/02/2009	221,668	233,438	0.11%
Digicel Group Ltd.	8.25%	9/1/2017	750,000	4/16/2010	761,474	778,125	0.36%
Digicel Group Ltd.	9.13%	1/15/2015	767	10/14/2009	767	784	0.00%
Digicel Group Ltd.	9.13%	1/15/2015	800,000	7/16/2010	796,707	818,000	0.37%
Digicel Group Ltd.	10.50%	4/15/2018	75,000	3/16/2010	75,000	84,000	0.04%
Digicel Group Ltd.	10.50%	4/15/2018	75,000	3/30/2010	78,073	84,000	0.04%
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	—	62,500	0.03%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$3,532,849	$3,054,597	1.40%

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life

22	Semiannual Report 2011

insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $396,104 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $456.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2011, NFS received $222,691 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $61,718.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $855,679.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

24	Semiannual Report 2011

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $54,318,295 and sales of $134,038,490 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities, including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$208,167,716	$10,688,825	$(4,121,293)	$6,567,532

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	25

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

26	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

28	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	29

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,042.30	4.20	0.83
	Hypothetical	[b]	1,000.00	1,020.68	4.16	0.83
Class II Shares	Actual		1,000.00	1,041.10	4.71	0.93
	Hypothetical	[b]	1,000.00	1,020.18	4.66	0.93

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation
Common Stocks	98.1%
Mutual Fund	1.7%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	9.8%
Diversified Financial Services	8.4%
Energy Equipment & Services	5.5%
Health Care Providers & Services	5.2%
Commercial Banks	4.6%
Capital Markets	4.5%
Pharmaceuticals	3.6%
Aerospace & Defense	3.6%
Insurance	3.5%
Health Care Equipment & Supplies	3.4%
Other Industries	47.9%

100.0%

Top Holdings †
Moody’s Corp.	2.7%
Shire PLC	2.5%
Wells Fargo & Co.	2.3%
Boeing Co. (The)	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Bank of America Corp.	2.1%
JPMorgan Chase & Co.	2.1%
National Oilwell Varco, Inc.	2.0%
Owens Corning, Inc.	1.9%
Medco Health Solutions, Inc.	1.9%
Other Holdings	78.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 3.5%
Boeing Co. (The)	76,530	$5,657,863
Textron, Inc.	139,800	3,300,678

		8,958,541

Air Freight & Logistics 1.1%
FedEx Corp.	28,710	2,723,144

Auto Components 1.4%
Lear Corp.	64,840	3,467,643

Automobiles 0.8%
General Motors Co. *	67,240	2,041,406

Beverages 1.2%
Coca-Cola Co. (The)	43,880	2,952,685

Biotechnology 1.0%
Amgen, Inc. *	41,630	2,429,110

Building Products 2.5%
Masco Corp.	118,140	1,421,224
Owens Corning, Inc. *	130,180	4,862,223

		6,283,447

Capital Markets 4.4%
Goldman Sachs Group, Inc. (The)	27,330	3,637,350
Invesco Ltd.	191,835	4,488,939
State Street Corp.	69,390	3,128,795

		11,255,084

Commercial Banks 4.6%
Fifth Third Bancorp	247,130	3,150,908
SunTrust Banks, Inc.	100,450	2,591,610
Wells Fargo & Co.	208,590	5,853,035

		11,595,553

Computers & Peripherals 1.5%
Hewlett-Packard Co.	105,160	3,827,824

Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV NYRS-NL	55,475	2,157,977

Consumer Finance 2.5%
American Express Co.	91,495	4,730,292
Capital One Financial Corp.	32,790	1,694,259

		6,424,551

Diversified Financial Services 8.4%
Bank of America Corp.	493,090	5,404,266
Citigroup, Inc.	91,212	3,798,068
JPMorgan Chase & Co.	128,670	5,267,750
Moody’s Corp.	177,430	6,804,440

		21,274,524

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 2.6%
Koninklijke KPN NV ADR-NL	142,300	$2,083,272
Telefonica SA ADR-ES	181,670	4,449,098

		6,532,370

Electric Utilities 0.5%
NV Energy, Inc.	89,800	1,378,430

Electrical Equipment 1.6%
ABB Ltd. ADR-CH REG *	159,830	4,147,589

Electronic Equipment, Instruments & Components 0.9%
Avnet, Inc. *	69,180	2,205,458

Energy Equipment & Services 5.5%
Halliburton Co.	81,780	4,170,780
McDermott International, Inc. *	120,235	2,381,855
National Oilwell Varco, Inc.	64,480	5,042,981
Weatherford International Ltd. *	124,130	2,327,438

		13,923,054

Food & Staples Retailing 1.2%
CVS Caremark Corp.	79,620	2,992,120

Health Care Equipment & Supplies 3.4%
Covidien PLC	80,690	4,295,129
Zimmer Holdings, Inc. *	68,900	4,354,480

		8,649,609

Health Care Providers & Services 5.2%
Aetna, Inc.	86,835	3,828,555
Medco Health Solutions, Inc. *	84,280	4,763,506
WellPoint, Inc.	58,660	4,620,648

		13,212,709

Household Durables 2.0%
NVR, Inc. *	3,310	2,401,339
Whirlpool Corp.	33,350	2,712,022

		5,113,361

Household Products 1.0%
Energizer Holdings, Inc. *	35,515	2,569,865

Information Technology Services 2.7%
Lender Processing Services, Inc.	184,431	3,856,452
Visa, Inc., Class A	34,460	2,903,600

		6,760,052

Insurance 3.5%
Berkshire Hathaway, Inc., Class B *	72,950	5,645,600
MetLife, Inc.	71,625	3,142,189

		8,787,789

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Machinery 3.2%
Bucyrus International, Inc.	7,110	$651,703
Deere & Co.	26,340	2,171,733
Ingersoll-Rand PLC	65,550	2,976,625
Terex Corp. *	81,540	2,319,813

		8,119,874

Media 1.4%
McGraw-Hill Cos., Inc. (The)	83,160	3,485,236

Metals & Mining 3.3%
Cliffs Natural Resources, Inc.	15,870	1,467,181
Freeport-McMoRan Copper & Gold, Inc.	25,560	1,352,124
Teck Resources Ltd., Class B	44,565	2,261,228
United States Steel Corp.	17,600	810,304
Walter Energy, Inc.	7,035	814,653
Xstrata PLC	79,220	1,744,851

		8,450,341

Multiline Retail 2.7%
J.C. Penney Co., Inc.	89,900	3,105,146
Macy’s, Inc.	126,255	3,691,696

		6,796,842

Multi-Utilities 2.3%
CenterPoint Energy, Inc.	133,460	2,582,451
National Grid PLC ADR-UK	30,790	1,521,950
PG&E Corp.	41,520	1,745,085

		5,849,486

Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	26,640	3,287,109
Canadian Natural Resources Ltd.	106,100	4,441,346
Cenovus Energy, Inc.	124,800	4,699,968
El Paso Corp.	95,660	1,932,332
EOG Resources, Inc.	43,470	4,544,788
Kinder Morgan, Inc. *	22,430	644,414
Petroleo Brasileiro SA ADR-BR	96,610	3,271,215
Southwestern Energy Co. *	42,960	1,842,125

		24,663,297

Personal Products 1.3%
Avon Products, Inc.	120,680	3,379,040

Pharmaceuticals 3.6%
Pfizer, Inc.	130,470	2,687,682
Shire PLC ADR-IE	68,070	6,412,875

		9,100,557

Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	96,460	2,137,554
NXP Semiconductor NV *	87,500	2,338,875

		4,476,429

Common Stocks (continued)

	Shares	Market Value

Software 1.5%
Check Point Software Technologies Ltd. *	33,660	$1,913,571
Oracle Corp.	58,390	1,921,615

		3,835,186

Specialty Retail 3.3%
Aeropostale, Inc. *	106,370	1,861,475
Best Buy Co., Inc.	103,775	3,259,573
Lowe’s Cos., Inc.	134,580	3,137,060

		8,258,108

Total Common Stocks (cost $212,913,703)		248,078,291

Mutual Fund 1.7%
Money Market Fund 1.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	4,257,659	4,257,659

Total Mutual Fund (cost $4,257,659)		4,257,659

Total Investments (cost $217,171,362) (b) — 99.8%		252,335,950

Other assets in excess of liabilities — 0.2%		514,285

NET ASSETS — 100.0%		$252,850,235

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

ES	Spain

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $217,171,362)	$252,335,950
Dividends receivable	233,213
Receivable for investments sold	1,329,905
Receivable for capital shares issued	38,097
Reclaims receivable	3,360
Prepaid expenses	2,104

Total Assets	253,942,629

Liabilities:
Payable for investments purchased	825,750
Payable for capital shares redeemed	52,786
Cash overdraft (Note 2)	15
Accrued expenses and other payables:
Investment advisory fees	121,955
Fund administration fees	10,773
Distribution fees	5,272
Administrative servicing fees	24,941
Accounting and transfer agent fees	519
Trustee fees	3,117
Custodian fees	1,265
Compliance program costs (Note 3)	633
Professional fees	16,656
Printing fees	19,298
Other	9,414

Total Liabilities	1,092,394

Net Assets	$252,850,235

Represented by:
Capital	$201,050,717
Accumulated undistributed net investment income	227,550
Accumulated net realized gains from investment and foreign currency transactions	16,407,380
Net unrealized appreciation/(depreciation) from investments	35,164,588

Net Assets	$252,850,235

Net Assets:
Class I Shares	$225,961,146
Class II Shares	26,889,089

Total	$252,850,235

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	24,281,651
Class II Shares	2,909,367

Total	27,191,018

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.31
Class II Shares	$9.24

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$1,757,190
Other income	271
Foreign tax withholding	(16,801)

Total Income	1,740,660

EXPENSES:
Investment advisory fees	776,601
Fund administration fees	68,050
Distribution fees Class II Shares	29,677
Administrative servicing fees Class I Shares	176,345
Professional fees	14,240
Printing fees	4,034
Trustee fees	4,905
Custodian fees	4,816
Accounting and transfer agent fees	1,274
Compliance program costs (Note 3)	150
Other	4,220

Total expenses before earnings credit	1,084,312

Earnings credit (Note 4)	(5)

Net Expenses	1,084,307

NET INVESTMENT INCOME	656,353

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	14,901,956
Net realized losses from foreign currency transactions (Note 2)	(1,047)

Net realized gains from investment and foreign currency transactions	14,900,909
Net change in unrealized appreciation/(depreciation) from investments	(5,103,525)

Net realized/unrealized gains from investments and foreign currency transactions	9,797,384

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,453,737

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$656,353	$519,843
Net realized gains from investment and foreign currency transactions	14,900,909	19,067,021
Net change in unrealized appreciation/(depreciation) from investments	(5,103,525)	15,193,171

Change in net assets resulting from operations	10,453,737	34,780,035

Distributions to Shareholders From:
Net investment income:
Class I	(426,558)	(458,724)
Class II	(41,838)	(26,896)
Net realized gains:
Class I	–	(19,388,348)
Class II	–	(1,492,083)

Change in net assets from shareholder distributions	(468,396)	(21,366,051)

Change in net assets from capital transactions	(11,111,313)	(21,582,315)

Change in net assets	(1,125,972)	(8,168,331)

Net Assets:
Beginning of period	253,976,207	262,144,538

End of period	$252,850,235	$253,976,207

Accumulated undistributed net investment income at end of period	$227,550	$39,593

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,698,008	$3,974,449
Dividends reinvested	426,558	19,847,072
Cost of shares redeemed	(22,869,681)	(52,098,279)

Total Class I	(18,745,115)	(28,276,758)

Class II Shares
Proceeds from shares issued	10,640,214	14,197,086
Dividends reinvested	41,838	1,518,979
Cost of shares redeemed	(3,048,250)	(9,021,622)

Total Class II	7,633,802	6,694,443

Change in net assets from capital transactions	$(11,111,313)	$(21,582,315)

SHARE TRANSACTIONS:
Class I Shares
Issued	388,829	446,237
Reinvested	47,713	2,256,305
Redeemed	(2,441,673)	(6,062,890)

Total Class I Shares	(2,005,131)	(3,360,348)

Class II Shares
Issued	1,136,428	1,642,472
Reinvested	4,712	173,642
Redeemed	(326,342)	(1,094,548)

Total Class II Shares	814,798	721,566

Total change in shares	(1,190,333)	(2,638,782)

Amounts designated as “—” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.95	0.02	0.36	0.38	(0.02)	–	(0.02)	$9.31	4.23%	$225,961,146	0.83%	0.51%	0.83%	20.48%
Year Ended December 31, 2010(e)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%	$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009(e)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%	$250,604,126	0.86%	0.21%	0.86%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.05	(4.51)	(4.46)	–	–	–	$5.54	(44.70)%	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.89	0.02	0.34	0.36	(0.01)	–	(0.01)	$9.24	4.11%	$26,889,089	0.93%	0.46%	0.93%	20.48%
Year Ended December 31, 2010(e)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%	$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009(e)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%	$11,540,412	1.00%	0.11%	1.05%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.04	(4.53)	(4.49)	–	–	–	$5.51	(44.90)%	$865,810	1.10%	0.68%	2.30%	25.43%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

12	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security are deemed “not readily available” in a variety of circumstances, for example if an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$8,958,541	$—	$—	$8,958,541
Air Freight & Logistics	2,723,144	—	—	2,723,144
Auto Components	3,467,643	—	—	3,467,643
Automobiles	2,041,406	—	—	2,041,406
Beverages	2,952,685	—	—	2,952,685
Biotechnology	2,429,110	—	—	2,429,110
Building Products	6,283,447	—	—	6,283,447
Capital Markets	11,255,084	—	—	11,255,084
Commercial Banks	11,595,553	—	—	11,595,553
Computers & Peripherals	3,827,824	—	—	3,827,824
Construction & Engineering	2,157,977	—	—	2,157,977
Consumer Finance	6,424,551	—	—	6,424,551
Diversified Financial Services	21,274,524	—	—	21,274,524
Diversified Telecommunication Services	6,532,370	—	—	6,532,370
Electric Utilities	1,378,430	—	—	1,378,430
Electrical Equipment	4,147,589	—	—	4,147,589
Electronic Equipment, Instruments & Components	2,205,458	—	—	2,205,458
Energy Equipment & Services	13,923,054	—	—	13,923,054
Food & Staples Retailing	2,992,120	—	—	2,992,120
Health Care Equipment & Supplies	8,649,609	—	—	8,649,609
Health Care Providers & Services	13,212,709	—	—	13,212,709
Household Durables	5,113,361	—	—	5,113,361
Household Products	2,569,865	—	—	2,569,865
Information Technology Services	6,760,052	—	—	6,760,052

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Insurance	$8,787,789	$—	$—	$8,787,789
Machinery	8,119,874	—	—	8,119,874
Media	3,485,236	—	—	3,485,236
Metals & Mining	6,705,490	1,744,851	—	8,450,341
Multiline Retail	6,796,842	—	—	6,796,842
Multi-Utilities	5,849,486	—	—	5,849,486
Oil, Gas & Consumable Fuels	24,663,297	—	—	24,663,297
Personal Products	3,379,040	—	—	3,379,040
Pharmaceuticals	9,100,557	—	—	9,100,557
Semiconductors & Semiconductor Equipment	4,476,429	—	—	4,476,429
Software	3,835,186	—	—	3,835,186
Specialty Retail	8,258,108	—	—	8,258,108
Total Common Stocks	$246,333,440	$1,744,851	$—	$248,078,291
Mutual Fund	4,257,659	—	—	4,257,659
Total	$250,591,099	$1,744,851	$—	$252,335,950

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2011, the Fund had an overdrawn balance of $15 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

14	Semiannual Report 2011

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $453,017 for the six months ended June 30, 2011.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$13,634	$—	$—	$—	$13,634

(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16	Semiannual Report 2011

Under the terms of the Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $150.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2011, NFS received $176,345 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $52,064,332 and sales of $64,324,874 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$217,554,833	$43,679,623	$(8,898,506)	$34,781,117

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

20	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

Neuberger Berman NVIT Socially Responsible Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Neuberger Berman NVIT Socially Responsible Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,064.70	4.04	0.79
	Hypothetical	[b]	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual		1,000.00	1,064.20	4.50	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund

June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	99.2%
Mutual Fund	0.8%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	13.1%
Capital Markets	9.2%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	7.4%
Internet Software & Services	6.6%
Health Care Equipment & Supplies	6.2%
Electronic Equipment, Instruments & Components	5.2%
Media	5.0%
Machinery	4.4%
Food Products	4.3%
Other Industries	29.7%

100.0%

Top Holdings †
Newfield Exploration Co.	4.5%
Danaher Corp.	4.4%
Texas Instruments, Inc.	4.4%
BG Group PLC	4.3%
Procter & Gamble Co. (The)	4.2%
Charles Schwab Corp. (The)	3.7%
Hospira, Inc.	3.7%
Progressive Corp. (The)	3.7%
Target Corp.	3.4%
Yahoo!, Inc.	3.3%
Other Holdings	60.4%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 99.2%

	Shares	Market Value

Capital Markets 9.2%
Bank of New York Mellon Corp. (The)	201,206	$5,154,898
BlackRock, Inc.	30,895	5,925,970
Charles Schwab Corp. (The)	458,900	7,548,905

		18,629,773

Chemicals 2.9%
Novozymes AS, Class B	11,638	1,896,253
Praxair, Inc.	37,428	4,056,821

		5,953,074

Commercial Services & Supplies 2.2%
Herman Miller, Inc.	162,639	4,427,034

Electronic Equipment, Instruments & Components 5.2%
Anixter International, Inc.	87,464	5,714,898
National Instruments Corp.	159,704	4,741,611

		10,456,509

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	48,871	3,970,280

Food Products 4.3%
JM Smucker Co. (The)	38,032	2,907,166
McCormick & Co., Inc., Non-Voting Shares	117,310	5,815,057

		8,722,223

Health Care Equipment & Supplies 6.2%
Becton, Dickinson and Co.	72,006	6,204,757
Covidien PLC	117,328	6,245,369

		12,450,126

Household Products 4.2%
Procter & Gamble Co. (The)	132,691	8,435,167

Industrial Conglomerates 3.1%
3M Co.	65,546	6,217,038

Information Technology Services 2.7%
MasterCard, Inc., Class A	17,843	5,376,810

Insurance 3.7%
Progressive Corp. (The)	345,617	7,389,291

Internet Software & Services 6.6%
Google, Inc., Class A *	13,075	6,620,919
Yahoo!, Inc. *	445,583	6,701,568

		13,322,487

Machinery 4.4%
Danaher Corp.	168,624	8,935,386

Common Stocks (continued)

	Shares	Market Value

Media 5.0%
Comcast Corp., Special Class A, Class A	168,632	$4,085,953
Scripps Networks Interactive, Inc., Class A	122,715	5,998,309

		10,084,262

Multiline Retail 3.4%
Target Corp.	147,160	6,903,276

Oil, Gas & Consumable Fuels 13.1%
BG Group PLC	381,634	8,665,349
Cimarex Energy Co.	50,979	4,584,032
Newfield Exploration Co. *	134,107	9,121,958
Noble Energy, Inc.	45,455	4,074,131

		26,445,470

Pharmaceuticals 8.9%
Hospira, Inc. *	130,630	7,401,496
Novo Nordisk AS ADR-DK	32,015	4,010,839
Roche Holding AG ADR- CH	119,855	5,029,116
Roche Holding AG	8,589	1,437,977

		17,879,428

Professional Services 1.2%
ICF International, Inc. *	97,831	2,482,951

Road & Rail 1.5%
Canadian National Railway Co.	38,520	3,077,748

Semiconductors & Semiconductor Equipment 7.4%
Altera Corp.	132,338	6,133,866
Texas Instruments, Inc.	267,068	8,767,843

		14,901,709

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	26,213	4,027,627

Total Common Stocks (cost $152,674,098)		200,087,669

Mutual Fund 0.8%
Money Market Fund 0.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	1,706,551	1,706,551

Total Mutual Fund (cost $ 1,706,551)		1,706,551

Total Investments (cost $ 154,380,649) (b) —100.0%		201,794,220
Liabilities in excess of other assets — 0.0%‡		(75,162)

NET ASSETS — 100.0%		$201,719,058

6	Semiannual Report 2011

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CH	Switzerland

DK	Denmark

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $154,380,649)	$201,794,220
Cash	189
Foreign currencies, at value (cost $4,350)	4,264
Dividends receivable	7,400
Receivable for investments sold	1,680,697
Receivable for capital shares issued	45,057
Reclaims receivable	30,540
Prepaid expenses	1,524

Total Assets	203,563,891

Liabilities:
Payable for investments purchased	1,144,591
Payable for capital shares redeemed	516,639
Accrued expenses and other payables:
Investment advisory fees	106,063
Fund administration fees	9,876
Distribution fees	14,164
Administrative servicing fees	9,884
Accounting and transfer agent fees	838
Custodian fees	1,065
Compliance program costs (Note 3)	268
Professional fees	14,350
Printing fees	19,600
Other	7,495

Total Liabilities	1,844,833

Net Assets	$201,719,058

Represented by:
Capital	$207,807,427
Accumulated undistributed net investment income	20,744
Accumulated net realized losses from investment and foreign currency transactions	(53,527,186)
Net unrealized appreciation/(depreciation) from investments	47,413,571
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,502

Net Assets	$201,719,058

Net Assets:
Class I Shares	$7,134,075
Class II Shares	194,584,983

Total	$201,719,058

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	650,677
Class II Shares	17,756,467

Total	18,407,144

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.96
Class II Shares	$10.96

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,538,306
Other income	225
Foreign tax withholding	(48,697)

Total Income	1,489,834

EXPENSES:
Investment advisory fees	666,191
Fund administration fees	62,083
Distribution fees Class II Shares	248,406
Administrative servicing fees Class I Shares	1,564
Administrative servicing fees Class II Shares	49,682
Professional fees	12,681
Printing fees	6,168
Trustee fees	3,480
Custodian fees	4,374
Accounting and transfer agent fees	843
Compliance program costs (Note 3)	292
Other	4,414

Total expenses before fees waived	1,060,178

Distribution fees waived — Class II (Note 3)	(158,981)

Net Expenses	901,197

NET INVESTMENT INCOME	588,637

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	12,447,317
Net realized losses from foreign currency transactions (Note 2)	(566)

Net realized gains from investment and foreign currency transactions	12,446,751

Net change in unrealized appreciation/(depreciation) from investments	(134,447)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,843

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(131,604)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	12,315,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,903,784

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$588,637	$1,685,253
Net realized gains from investment and foreign currency transactions	12,446,751	10,272,563
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(131,604)	38,898,606

Change in net assets resulting from operations	12,903,784	50,856,422

Distributions to Shareholders From:
Net investment income:
Class I	(29,248)	(42,750)
Class II	(772,608)	(1,415,075)

Change in net assets from shareholder distributions	(801,856)	(1,457,825)

Change in net assets from capital transactions	(22,028,179)	(129,794,687)

Change in net assets	(9,926,251)	(80,396,090)

Net Assets:
Beginning of period	211,645,309	292,041,399

End of period	$201,719,058	$211,645,309

Accumulated undistributed net investment income at end of period	$20,744	$233,963

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,216,172	$2,346,758
Dividends reinvested	29,248	42,750
Cost of shares redeemed	(1,851,431)	(4,290,551)

Total Class I	1,393,989	(1,901,043)

Class II Shares
Proceeds from shares issued	5,096,967	10,046,909
Dividends reinvested	772,608	1,415,075
Cost of shares redeemed	(29,291,743)	(139,355,628)

Total Class II	(23,422,168)	(127,893,644)

Change in net assets from capital transactions	$(22,028,179)	$(129,794,687)

SHARE TRANSACTIONS:
Class I Shares
Issued	292,256	253,931
Reinvested	2,748	4,341
Redeemed	(171,179)	(468,572)

Total Class I Shares	123,825	(210,300)

Class II Shares
Issued	462,760	1,122,516
Reinvested	72,516	144,904
Redeemed	(2,727,800)	(15,249,459)

Total Class II Shares	(2,192,524)	(13,982,039)

Total change in shares	(2,068,699)	(14,192,339)

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.34	0.03	0.64	0.67	(0.05)	–	(0.05)	$10.96	6.47%	$7,134,075	0.79%	0.63%	0.79%	13.41%
Year Ended December 31, 2010(e)	$8.43	0.07	1.91	1.98	(0.07)	–	(0.07)	$10.34	23.58%	$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.03	1.99	2.02	(0.03)	–	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.25)%	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.34	0.03	0.63	0.66	(0.04)	–	(0.04)	$10.96	6.42%	$194,584,983	0.88%	0.57%	1.04%	13.41%
Year Ended December 31, 2010(e)	$8.42	0.06	1.92	1.98	(0.06)	–	(0.06)	$10.34	23.56%	$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.02	1.99	2.01	(0.03)	–	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.27)%	$257,571,798	0.91%	0.59%	1.07%	38.63%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

12	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$18,629,773	$—	$—	$18,629,773
Chemicals	4,056,821	1,896,253	—	5,953,074
Commercial Services & Supplies	4,427,034	—	—	4,427,034
Electronic Equipment, Instruments & Components	10,456,509	—	—	10,456,509
Food & Staples Retailing	3,970,280	—	—	3,970,280
Food Products	8,722,223	—	—	8,722,223
Health Care Equipment & Supplies	12,450,126	—	—	12,450,126
Household Products	8,435,167	—	—	8,435,167
Industrial Conglomerates	6,217,038	—	—	6,217,038
Information Technology Services	5,376,810	—	—	5,376,810
Insurance	7,389,291	—	—	7,389,291
Internet Software & Services	13,322,487	—	—	13,322,487
Machinery	8,935,386	—	—	8,935,386
Media	10,084,262	—	—	10,084,262
Multiline Retail	6,903,276	—	—	6,903,276
Oil, Gas & Consumable Fuels	17,780,121	8,665,349	—	26,445,470
Pharmaceuticals	16,441,451	1,437,977	—	17,879,428
Professional Services	2,482,951	—	—	2,482,951
Road & Rail	3,077,748	—	—	3,077,748
Semiconductors & Semiconductor Equipment	14,901,709	—	—	14,901,709
Trading Companies & Distributors	4,027,627	—	—	4,027,627
Total Common Stocks	$188,088,090	$11,999,579	$—	$200,087,669
Mutual Fund	1,706,551	—	—	1,706,551
Total	$189,794,641	$11,999,579	$—	$201,794,220

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

14	Semiannual Report 2011

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $358,717 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$4,126	$82,127	$—	$—	$86,253
(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amount designated as “—” is zero or has been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $292.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. NFD has agreed to waive 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $158,981.

16	Semiannual Report 2011

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $51,246 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $27,685,880 and sales of $47,497,822 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Social Policy Risk.

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to see or avoid stocks that subsequently perform well.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$157,597,891	$46,158,127	$(1,961,798)	$44,196,329

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

20	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
				International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT Bond Index Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

36	Statement of Assets and Liabilities

37	Statement of Operations

38	Statements of Changes in Net Assets

39	Financial Highlights

40	Notes to Financial Statements

47	Supplemental Information

50	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Bond Index Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class Y Shares	Actual	1,000.00	1,024.80	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.60	1.25	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Bond Index Fund

June 30, 2011 (Unaudited)

Asset Allocation
U.S. Government Mortgage Backed Agencies	33.1%
U.S. Treasury Notes	25.7%
Corporate Bonds	21.0%
U.S. Government Sponsored & Agency Obligations	6.6%
Mutual Fund	5.2%
U.S. Treasury Bonds	5.1%
Sovereign Bonds	2.7%
Commercial Mortgage Backed Securities	2.2%
Municipal Bonds	0.8%
Yankee Dollars	0.7%
Repurchase Agreement	0.5%
Asset-Backed Securities	0.1%
Liabilities in excess of other assets	(3.7%)

100.0%

Top Industries †
Diversified Financial Services	3.4%
Commercial Banks	2.0%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.2%
Diversified Telecommunication Services	1.2%
Capital Markets	1.1%
Media	1.0%
Pharmaceuticals	0.9%
Insurance	0.8%
Metals & Mining	0.6%
Other Industries*	86.2%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	5.0%
U.S. Treasury Notes, 1.38%, 09/15/12	1.5%
U.S. Treasury Notes, 3.63%, 08/15/19	1.5%
U.S. Treasury Notes, 3.50%, 05/15/20	1.4%
Freddie Mac Gold Pool, 5.00%, 02/01/40	1.2%
U.S. Treasury Bonds, 6.25%, 08/15/23	1.2%
Freddie Mac Gold Pool, 5.50%, 05/01/39	1.1%
U.S. Treasury Notes, 0.50%, 05/31/13	1.1%
Ginnie Mae I Pool, 4.50%, 03/15/39	1.1%
U.S. Treasury Notes, 3.38%, 11/15/19	1.0%
Other Holdings *	83.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Automobile 0.0%†
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,143,915

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,337,878

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	287,968

Total Asset-Backed Securities (cost $2,773,034)		2,769,761

Commercial Mortgage Backed Securities 2.2%

	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,200,218
Series 2006-6, Class A4, 5.36%, 10/10/45	2,070,000	2,217,405
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,481,998
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,895,067
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 5.82%, 12/10/49 (a)	3,271,583	3,622,402
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	2,820,000	3,038,679
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.01%, 05/15/46 (a)	2,080,000	2,250,825
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38 (a)	3,067,000	3,220,383
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,281,723

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2006-LDP7, Class A4, 6.07%, 04/15/45 (a)	$3,339,000	$3,705,795
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,194,299
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	407,795
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	2,265,456
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32 (a)	3,109,000	3,317,619
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class APB, 5.09%, 07/15/42 (a)	1,716,255	1,811,883
Series 2006-C25, Class A5, 5.86%, 05/15/43 (a)	800,000	882,190
Series 2007-C33, Class A4, 6.10%, 02/15/51 (a)	1,945,000	2,116,047

Total Commercial Mortgage Backed Securities (cost $34,167,276)		39,909,784

Corporate Bonds 21.0%

	Principal Amount	Market Value

Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 02/15/20	1,100,000	1,190,454
General Dynamics Corp., 4.25%, 05/15/13	250,000	266,773
Goodrich Corp.
6.29%, 07/01/16	354,000	412,249
6.80%, 07/01/36	185,000	218,696
Honeywell International, Inc.
5.40%, 03/15/16 (b)	705,000	805,425
5.30%, 03/01/18	840,000	943,805
L-3 Communications Corp., 5.20%, 10/15/19	500,000	517,702
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	354,000	385,169
Lockheed Martin Corp., 5.97%, 06/01/40 (c)	215,000	221,644
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	474,464
Raytheon Co.
6.40%, 12/15/18	206,000	243,446
3.13%, 10/15/20	250,000	234,697
7.00%, 11/01/28	133,000	162,362
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	316,595

6	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

United Technologies Corp.
4.88%, 05/01/15	$545,000	$606,184
4.50%, 04/15/20	750,000	794,110
6.13%, 07/15/38	400,000	450,917

		8,244,692

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	159,217
8.38%, 04/01/30 (d)	177,000	237,257
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	474,848
6.20%, 01/15/38	295,000	340,518

		1,211,840

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	147,000	157,474
United Air Lines, Inc., Series 2009-2A, 9.75%, 01/15/17	461,426	527,179

		684,653

Auto Components 0.0%†
Johnson Controls, Inc.
4.88%, 09/15/13	177,000	190,740
1.75%, 03/01/14	500,000	504,145
4.25%, 03/01/21	150,000	149,660

		844,545

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	541,780

Beverages 0.4%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	30,420
5.00%, 03/01/19	236,000	255,557
5.75%, 04/01/36	324,000	340,897
6.00%, 11/01/41	147,000	159,400
Anheuser-Busch InBev Worldwide, Inc.
2.88%, 02/15/16	250,000	254,730
7.75%, 01/15/19	1,000,000	1,258,044
5.00%, 04/15/20	275,000	295,398
4.38%, 02/15/21	150,000	153,385
Bottling Group LLC, 4.63%, 11/15/12	413,000	435,212
Coca-Cola Co. (The), 3.15%, 11/15/20	450,000	432,009
Coca-Cola Enterprises, Inc., 7.38%, 03/03/14	480,000	557,563
Diageo Finance BV, 5.30%, 10/28/15	649,000	732,522

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	$250,000	$252,989
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	206,000	256,172
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	492,010
PepsiCo, Inc.
2.50%, 05/10/16	400,000	404,229
7.90%, 11/01/18	700,000	902,126
3.13%, 11/01/20	300,000	282,912
5.50%, 01/15/40	250,000	264,203

		7,759,778

Biotechnology 0.1%
Amgen, Inc.
2.30%, 06/15/16	250,000	247,840
3.45%, 10/01/20	600,000	572,107
6.40%, 02/01/39	600,000	668,895
Celgene Corp., 3.95%, 10/15/20	400,000	386,125
Genentech, Inc., 5.25%, 07/15/35	88,000	88,406
Gilead Sciences, Inc., 4.50%, 04/01/21	200,000	200,331

		2,163,704

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	119,440

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	160,795
Bank of New York Mellon Corp. (The)
5.13%, 08/27/13	450,000	488,478
4.30%, 05/15/14	500,000	540,481
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	407,550
5.30%, 10/30/15	177,000	193,984
4.65%, 07/02/18	354,000	366,640
Credit Suisse Guernsey, 5.86%, 05/15/17 (e)	400,000	382,200
Credit Suisse USA, Inc.
5.13%, 01/15/14	171,000	185,415
5.85%, 08/16/16	400,000	450,462
7.13%, 07/15/32	555,000	661,194
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	870,000	933,457
5.13%, 01/15/15	664,000	712,539
5.35%, 01/15/16	1,077,000	1,162,182
3.63%, 02/07/16	855,000	864,284
5.63%, 01/15/17	1,000,000	1,058,638
6.00%, 06/15/20	1,000,000	1,075,988

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
6.13%, 02/15/33	$1,150,000	$1,157,606
6.75%, 10/01/37	500,000	499,991
Jefferies Group, Inc.
5.13%, 04/13/18	500,000	501,009
6.25%, 01/15/36	177,000	165,078
Mellon Funding Corp., 5.00%, 12/01/14	265,000	291,480
Morgan Stanley
5.30%, 03/01/13	664,000	702,052
2.88%, 01/24/14	600,000	607,153
4.75%, 04/01/14	590,000	615,008
6.00%, 04/28/15	1,000,000	1,084,067
3.45%, 11/02/15 (b)	450,000	445,758
3.80%, 04/29/16	275,000	271,807
5.45%, 01/09/17	1,325,000	1,401,221
7.30%, 05/13/19	700,000	793,818
5.63%, 09/23/19	1,000,000	1,026,149
5.75%, 01/25/21	300,000	303,549
7.25%, 04/01/32	324,000	369,590
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	405,082
State Street Corp., 4.38%, 03/07/21	600,000	607,908
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16 (e)	275,000	269,500

		21,162,113

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	127,977
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	179,373
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	625,582
5.90%, 02/15/15	300,000	336,995
4.25%, 11/15/20	400,000	390,381
9.40%, 05/15/39	260,000	385,652
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	885,000	1,000,349
4.90%, 01/15/41	300,000	284,800
Eastman Chemical Co., 3.00%, 12/15/15	250,000	253,767
Lubrizol Corp.
5.50%, 10/01/14	354,000	396,900
6.50%, 10/01/34	147,000	168,545
Praxair, Inc.
3.95%, 06/01/13	177,000	187,787
4.05%, 03/15/21	200,000	204,370

		4,542,478

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks 2.0%
BAC Capital Trust XI, 6.63%, 05/23/36	$200,000	$193,046
Bank of America NA
6.00%, 06/15/16	295,000	312,967
5.30%, 03/15/17	200,000	206,149
Bank of Montreal, 1.75%, 04/29/14	600,000	604,610
Bank of Nova Scotia
2.05%, 10/07/15	500,000	496,622
2.90%, 03/29/16	700,000	715,013
Bank One Corp.
5.25%, 01/30/13	147,000	155,703
8.00%, 04/29/27	290,000	361,234
Barclays Bank PLC
5.20%, 07/10/14	550,000	594,976
5.13%, 01/08/20	800,000	811,950
5.14%, 10/14/20	500,000	474,207
BB&T Corp.
4.75%, 10/01/12	236,000	245,962
2.05%, 04/28/14	600,000	606,694
3.20%, 03/15/16	500,000	511,483
BNP Paribas
3.60%, 02/23/16	750,000	758,377
5.00%, 01/15/21	250,000	251,352
Comerica, Inc., 4.80%, 05/01/15	177,000	186,011
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	250,000	247,653
5.25%, 05/24/41	175,000	173,451
Credit Suisse New York, 4.38%, 08/05/20	1,800,000	1,759,963
Deutsche Bank AG, Series 1, 3.25%, 01/11/16	275,000	278,264
Discover Bank, 7.00%, 04/15/20	400,000	444,276
Eksportfinans ASA
2.38%, 05/25/16	150,000	150,536
5.50%, 05/25/16	383,000	437,669
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	552,316
Fifth Third Bancorp, 3.63%, 01/25/16	750,000	756,515
HSBC Bank USA NA
4.63%, 04/01/14	590,000	628,907
5.63%, 08/15/35	250,000	238,451
HSBC Holdings PLC
5.10%, 04/05/21	300,000	307,435
6.50%, 05/02/36	400,000	411,509
6.50%, 09/15/37	600,000	619,220
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	489,261
6.00%, 07/05/17	2,210,000	2,443,588

8	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
6.00%, 10/01/17	$1,000,000	$1,111,272
KeyBank NA
5.70%, 08/15/12	265,000	277,409
5.80%, 07/01/14	147,000	161,166
6.95%, 02/01/28	225,000	248,288
Korea Development Bank
5.75%, 09/10/13	118,000	128,053
3.25%, 03/09/16	700,000	697,963
Lloyds TSB Bank PLC, 6.38%, 01/21/21	500,000	520,528
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	167,988
National City Corp., 4.90%, 01/15/15	354,000	386,889
PNC Funding Corp.
5.25%, 11/15/15	354,000	385,722
5.13%, 02/08/20	500,000	535,350
Royal Bank of Canada, 2.88%, 04/19/16	500,000	511,419
Royal Bank Of Scotland Group PLC, 5.00%, 11/12/13	150,000	151,470
Royal Bank of Scotland PLC (The), Series 2, 3.40%, 08/23/13	200,000	204,650
Royal Bank of Scotland PLC (The)
3.95%, 09/21/15	200,000	200,939
4.38%, 03/16/16	1,500,000	1,513,100
5.63%, 08/24/20	250,000	250,104
6.13%, 01/11/21	150,000	153,767
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	151,455
UBS AG
5.88%, 07/15/16	1,121,000	1,229,641
5.88%, 12/20/17	350,000	383,939
UnionBanCal Corp., 5.25%, 12/16/13	206,000	223,697
US Bancorp
1.38%, 09/13/13	600,000	602,716
4.13%, 05/24/21	150,000	149,129
US Bank NA
4.95%, 10/30/14	265,000	289,959
4.80%, 04/15/15	133,000	146,505
Wachovia Bank NA
5.60%, 03/15/16	708,000	766,456
6.60%, 01/15/38	1,000,000	1,096,244
Wachovia Corp.
5.50%, 05/01/13	1,000,000	1,075,352
4.88%, 02/15/14	183,000	194,668
Wells Fargo & Co.
3.68%, 06/15/16	500,000	513,670
5.13%, 09/15/16	206,000	220,305
5.63%, 12/11/17	500,000	552,302
4.60%, 04/01/21	1,000,000	1,005,552

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
5.38%, 02/07/35	$457,000	$458,376
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	269,026
Wells Fargo Capital XIII, 7.70%, 03/26/13 (e)	475,000	484,500
Westpac Banking Corp.
2.10%, 08/02/13	250,000	253,125
4.20%, 02/27/15	1,000,000	1,058,188

		36,156,252

Commercial Services & Supplies 0.1%
Block Financial LLC, 7.88%, 01/15/13	100,000	105,772
Cintas Corp., 4.30%, 06/01/21	125,000	124,914
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	314,527
4.75%, 05/15/18	88,000	90,021
Republic Services, Inc., 5.25%, 11/15/21	800,000	845,257
Science Applications International Corp., 5.50%, 07/01/33	177,000	175,505
Waste Management, Inc.
6.38%, 11/15/12	206,000	220,575
6.38%, 03/11/15	500,000	572,118
7.00%, 07/15/28	162,000	188,263

		2,636,952

Communications Equipment 0.1%
Cisco Systems, Inc.
1.63%, 03/14/14	800,000	807,809
5.50%, 02/22/16	425,000	483,228
4.95%, 02/15/19	200,000	217,157
5.90%, 02/15/39	500,000	528,272
Motorola, Inc., 7.50%, 05/15/25	206,000	241,003
Nokia OYJ, 5.38%, 05/15/19	150,000	144,109

		2,421,578

Computers & Peripherals 0.2%
Dell, Inc.
4.63%, 04/01/21	700,000	711,822
7.10%, 04/15/28	206,000	237,616
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	308,387
1.55%, 05/30/14	300,000	301,614
5.50%, 03/01/18	800,000	894,649
3.75%, 12/01/20	500,000	486,140

		2,940,228

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	$885,000	$971,437
Lafarge SA, 6.50%, 07/15/16	265,000	286,408

		1,257,845

Consumer Finance 0.6%
American Express Co.
4.88%, 07/15/13	1,348,000	1,433,249
6.15%, 08/28/17	200,000	227,913
8.13%, 05/20/19	845,000	1,071,280
6.80%, 09/01/66 (a)	290,000	297,975
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	838,502
Capital One Capital III, 7.69%, 08/15/36	250,000	255,625
Capital One Financial Corp., 5.25%, 02/21/17	304,000	329,078
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,573,510
5.50%, 03/15/16	295,000	337,212
HSBC Finance Corp., 6.68%, 01/15/21 (c)	895,000	918,282
John Deere Capital Corp., 1.60%, 03/03/14	800,000	808,974
SLM Corp., Series A, 5.38%, 05/15/14	1,091,000	1,135,872
SLM Corp.
6.25%, 01/25/16	300,000	311,250
8.45%, 06/15/18	150,000	164,642
Toyota Motor Credit Corp., 2.80%, 01/11/16	600,000	614,166

		10,317,530

Diversified Financial Services 3.5%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,580,161
Associates Corp of North America, 6.95%, 11/01/18	339,000	382,437
AXA Financial, Inc., 7.00%, 04/01/28	133,000	142,400
Bank of America Corp.
4.88%, 09/15/12	289,000	301,190
4.88%, 01/15/13	649,000	680,568
4.75%, 08/01/15	619,000	649,437
5.25%, 12/01/15	737,000	773,994
5.63%, 10/14/16	1,460,000	1,562,577
5.63%, 07/01/20	1,000,000	1,032,512
5.00%, 05/13/21	1,000,000	987,848
Bank of America Corp., Series L, 5.65%, 05/01/18	3,700,000	3,901,025

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
BP Capital Markets America, Inc., 4.20%, 06/15/18	$147,000	$152,381
BP Capital Markets PLC
3.88%, 03/10/15	900,000	947,837
3.20%, 03/11/16	400,000	406,840
4.50%, 10/01/20	200,000	203,959
Capital One Capital IV, 6.75%, 02/17/37 (a)	185,000	187,544
Citigroup Funding, Inc., 2.25%, 12/10/12	6,485,000	6,648,591
Citigroup, Inc.
5.63%, 08/27/12	295,000	308,184
5.50%, 04/11/13	500,000	530,838
5.50%, 10/15/14	2,100,000	2,283,714
5.30%, 01/07/16	1,979,000	2,131,593
3.95%, 06/15/16	450,000	460,669
5.85%, 08/02/16	413,000	453,370
6.13%, 11/21/17	500,000	552,227
5.38%, 08/09/20	250,000	260,891
6.63%, 06/15/32	333,000	344,726
5.88%, 02/22/33	118,000	110,932
5.85%, 12/11/34	525,000	519,102
5.88%, 05/29/37	250,000	247,880
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	350,558
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,327,936
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	188,496
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	704,690
General Electric Capital Corp.
1.88%, 09/16/13 (b)	1,300,000	1,314,840
4.88%, 03/04/15	619,000	673,119
5.00%, 01/08/16 (b)	295,000	322,462
5.40%, 02/15/17	585,000	639,734
5.63%, 09/15/17	2,000,000	2,208,046
5.30%, 02/11/21	350,000	364,190
6.15%, 08/07/37	1,200,000	1,244,672
6.38%, 11/15/67 (a)	925,000	948,125
General Electric Capital Corp., Series A, 6.75%, 03/15/32	1,128,000	1,253,267
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	236,415
JPMorgan Chase & Co.
2.13%, 12/26/12	3,225,000	3,302,497
3.70%, 01/20/15	805,000	837,045
4.75%, 03/01/15	254,000	271,559
5.15%, 10/01/15	501,000	541,103
3.15%, 07/05/16	350,000	352,141
4.25%, 10/15/20	350,000	342,417

10	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
4.63%, 05/10/21	$1,500,000	$1,487,863
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	750,000	741,842
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13	1,000,000	1,020,751
1.38%, 07/15/13	1,100,000	1,115,680
3.50%, 03/10/14	2,915,000	3,106,253
4.13%, 10/15/14	708,000	772,390
4.38%, 07/21/15	2,145,000	2,367,565
2.63%, 02/16/16	500,000	516,888
5.13%, 03/14/16	350,000	399,774
2.00%, 06/01/16	500,000	499,835
4.38%, 03/15/18	600,000	660,784
2.75%, 09/08/20	400,000	382,455
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	250,000	249,381
5.13%, 02/01/17	750,000	856,820
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	352,251
5.45%, 04/10/17	850,000	960,971
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	159,000	207,239
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	260,711
4.88%, 02/16/16	350,000	393,170
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	388,975

		62,910,337

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	100,372
AT&T, Inc.
5.88%, 08/15/12	425,000	448,772
4.95%, 01/15/13	1,500,000	1,590,033
5.10%, 09/15/14	1,003,000	1,102,239
5.63%, 06/15/16	295,000	334,414
4.45%, 05/15/21	350,000	356,185
6.15%, 09/15/34	1,161,000	1,201,932
6.50%, 09/01/37	250,000	271,640
6.30%, 01/15/38	250,000	264,745
6.55%, 02/15/39	410,000	449,700
5.35%, 09/01/40	395,000	374,407
BellSouth Corp.
5.20%, 09/15/14	501,000	551,951
6.55%, 06/15/34	177,000	190,445
British Telecommunications PLC, 5.95%, 01/15/18	750,000	828,362
Corning, Inc., 4.25%, 08/15/20	250,000	250,966

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
5.25%, 07/22/13	$737,000	$794,841
5.75%, 03/23/16	697,000	788,262
8.75%, 06/15/30	369,000	487,003
Embarq Corp.
7.08%, 06/01/16	133,000	147,845
8.00%, 06/01/36	550,000	563,537
France Telecom SA, 8.50%, 03/01/31	407,000	547,780
GTE Corp.
6.84%, 04/15/18	206,000	239,634
6.94%, 04/15/28	147,000	168,770
Qwest Corp., 8.38%, 05/01/16	1,225,000	1,445,500
Telecom Italia Capital SA
4.95%, 09/30/14	295,000	307,587
5.25%, 10/01/15	940,000	977,247
6.00%, 09/30/34	230,000	195,193
Telefonica Emisiones SAU
6.42%, 06/20/16	1,770,000	1,976,278
5.46%, 02/16/21	500,000	507,588
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	257,292
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	653,760
5.50%, 02/15/18	150,000	166,827
8.75%, 11/01/18	550,000	715,608
6.35%, 04/01/19	450,000	522,723
5.85%, 09/15/35	118,000	121,412
Verizon Global Funding Corp.
7.38%, 09/01/12	522,000	561,389
4.38%, 06/01/13	369,000	391,726
7.75%, 12/01/30	1,190,000	1,487,209
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	137,031

		22,478,205

Electric Utilities 1.2%
Alabama Power Co., 5.70%, 02/15/33	574,000	606,419
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	101,681
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	211,010
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	206,806
Arizona Public Service Co., 5.50%, 09/01/35	215,000	208,858
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,304,188

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$400,000	$424,664
Consolidated Edison Co. of New York, Inc., Series 02-B, 4.88%, 02/01/13	124,000	131,473
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	177,000	200,117
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	1,000,000	1,147,113
Consolidated Edison Co. of New York, Inc., Series 03-A, 5.88%, 04/01/33	118,000	126,382
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	99,933
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,290,852
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	198,365
Duke Energy Ohio, Inc., 5.70%, 09/15/12	41,000	43,405
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	72,885
Edison International, 3.75%, 09/15/17	500,000	502,260
Entergy Corp., 5.13%, 09/15/20	400,000	396,130
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	305,322
Exelon Corp.
4.90%, 06/15/15	413,000	444,076
5.63%, 06/15/35	836,000	794,471
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	754,914
Florida Power & Light Co.
4.85%, 02/01/13	147,000	156,040
5.85%, 02/01/33	100,000	108,106
5.95%, 10/01/33	77,000	84,348
5.40%, 09/01/35	130,000	134,654
5.65%, 02/01/37	450,000	477,188
Florida Power Corp., 5.90%, 03/01/33	318,000	338,592
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	112,009
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	100,320
LG&E and KU Energy LLC, 3.75%, 11/15/20 (c)	700,000	659,822
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	249,825

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
MidAmerican Energy Co., 5.80%, 10/15/36	$550,000	$578,623
Nevada Power Co., 5.45%, 05/15/41	150,000	149,134
Nisource Finance Corp., 5.95%, 06/15/41	600,000	587,727
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	264,741
Oncor Electric Delivery Co. LLC, 6.38%, 01/15/15	692,000	787,275
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	513,126
3.50%, 10/01/20	300,000	285,196
6.25%, 03/01/39	600,000	649,215
PacifiCorp, 5.25%, 06/15/35	177,000	175,351
Progress Energy, Inc.
4.40%, 01/15/21 (b)	700,000	707,710
7.75%, 03/01/31	236,000	295,354
PSEG Power LLC
5.50%, 12/01/15	413,000	455,869
5.13%, 04/15/20	250,000	262,353
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	279,673
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	237,173
Public Service Co. of Oklahoma, 5.15%, 12/01/19	500,000	531,208
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	195,000	204,783
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	147,851
Scottish Power Ltd., 5.81%, 03/15/25	118,000	122,537
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	295,247
Southern California Edison Co., 6.00%, 01/15/34	177,000	195,435
Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	436,000	456,447
Southern Co., 2.38%, 09/15/15	300,000	300,090
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	264,020
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	162,449
Tampa Electric Co., 5.40%, 05/15/21	500,000	547,661

12	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Union Electric Co., 6.70%, 02/01/19	$141,000	$165,567
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	167,039
Westar Energy, Inc., 6.00%, 07/01/14	265,000	292,815
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	61,703

		22,135,600

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	91,794

Electronic Equipment & Instruments 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	104,823

Energy Equipment & Services 0.3%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	344,210
Ensco PLC, 4.70%, 03/15/21	500,000	505,092
EOG Resources, Inc.
5.63%, 06/01/19	130,000	145,796
4.10%, 02/01/21	400,000	395,065
Halliburton Co., 6.70%, 09/15/38	400,000	459,856
Nabors Industries, Inc.
5.38%, 08/15/12	41,000	42,471
5.00%, 09/15/20	500,000	505,918
Noble Holding International Ltd., 4.63%, 03/01/21	500,000	508,811
Petrobras International Finance Co.—PifCo, 3.88%, 01/27/16	750,000	763,738
Total Capital SA, 2.30%, 03/15/16	500,000	499,616
Transocean, Inc.
4.95%, 11/15/15	750,000	811,314
7.50%, 04/15/31	177,000	199,308
Weatherford International Ltd.
9.63%, 03/01/19	200,000	258,288
5.13%, 09/15/20	500,000	510,511

		5,949,994

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	987,417
CVS Caremark Corp., 6.25%, 06/01/27	795,000	878,234

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
Kroger Co. (The)
7.50%, 04/01/31	$257,000	$311,150
5.40%, 07/15/40	500,000	480,468
Safeway, Inc.
5.80%, 08/15/12	206,000	216,736
5.63%, 08/15/14	177,000	195,535
5.00%, 08/15/19	200,000	209,316
3.95%, 08/15/20	100,000	97,249
Sysco Corp.,
5.38%, 09/21/35	106,000	112,013
Wal-Mart Stores, Inc.
3.20%, 05/15/14	900,000	951,055
3.63%, 07/08/20	500,000	491,359
3.25%, 10/25/20	500,000	475,655
7.55%, 02/15/30	118,000	150,921
5.25%, 09/01/35	708,000	708,045
5.00%, 10/25/40	250,000	235,383
5.63%, 04/15/41	225,000	232,132

		6,732,668

Food Products 0.4%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	374,587
5.38%, 09/15/35	147,000	149,105
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	94,621
4.10%, 03/15/16	400,000	416,668
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13 (c)	177,000	191,732
Campbell Soup Co.
4.88%, 10/01/13	236,000	257,083
4.25%, 04/15/21	100,000	102,179
ConAgra Foods, Inc.,
7.00%, 10/01/28	221,000	231,878
General Mills, Inc.,
1.55%, 05/16/14	700,000	704,813
H.J. Heinz Finance Co.,
6.75%, 03/15/32	88,000	99,725
Kellogg Co.,
4.00%, 12/15/20	500,000	499,251
Kellogg Co., Series B,
7.45%, 04/01/31	147,000	185,607
Kraft Foods, Inc.
6.00%, 02/11/13	550,000	593,049
6.50%, 08/11/17	250,000	293,893
6.50%, 11/01/31	189,000	215,227
7.00%, 08/11/37	910,000	1,060,092
Sara Lee Corp.,
2.75%, 09/15/15	250,000	249,337
Unilever Capital Corp.
2.75%, 02/10/16	400,000	410,318
5.90%, 11/15/32	206,000	232,517

		6,361,682

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 0.1%
AGL Capital Corp.,
4.45%, 04/15/13	$177,000	$185,678
Atmos Energy Corp.
5.13%, 01/15/13	133,000	140,252
4.95%, 10/15/14	265,000	289,743
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21 (c)	305,000	307,161
ONEOK Partners LP,
6.13%, 02/01/41	100,000	101,868
Southern California Gas Co.,
4.80%, 10/01/12	383,000	402,314
Southern Natural Gas Co.,
5.90%, 04/01/17 (c)	250,000	284,163

		1,711,179

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	84,395
5.38%, 06/01/18	400,000	451,299
Covidien International Finance SA,
6.00%, 10/15/17	400,000	467,478
St. Jude Medical, Inc.,
2.50%, 01/15/16	300,000	300,407

		1,303,579

Health Care Providers & Services 0.4%
Aetna, Inc.
6.00%, 06/15/16	550,000	629,949
6.63%, 06/15/36	250,000	278,459
CIGNA Corp.,
4.50%, 03/15/21	300,000	299,559
Express Scripts, Inc.,
3.13%, 05/15/16	350,000	352,157
McKesson Corp.,
6.00%, 03/01/41	250,000	267,048
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	233,700
4.13%, 09/15/20	300,000	289,225
Medtronic, Inc.
4.45%, 03/15/20	800,000	836,398
4.13%, 03/15/21	500,000	508,621
Quest Diagnostics, Inc.,
5.45%, 11/01/15	324,000	361,093
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	330,690
5.80%, 03/15/36	708,000	714,531
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,141,403
5.25%, 01/15/16	324,000	361,337
5.95%, 12/15/34	118,000	122,579

		6,726,749

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.
5.35%, 03/01/18	$360,000	$408,156
4.88%, 07/15/40 (b)	600,000	582,399
Yum! Brands, Inc.,
6.88%, 11/15/37	600,000	680,663

		1,671,218

Household Durables 0.0%†
Black & Decker Corp.,
4.75%, 11/01/14	230,000	249,901
Fortune Brands, Inc.,
5.38%, 01/15/16	265,000	287,146
MDC Holdings, Inc.,
5.50%, 05/15/13	147,000	154,698

		691,745

Household Products 0.2%
Energizer Holdings, Inc.,
4.70%, 05/19/21 (c)	75,000	74,075
Kimberly-Clark Corp.
4.88%, 08/15/15 (b)	800,000	894,691
6.63%, 08/01/37	630,000	760,512
Procter & Gamble Co. (The)
1.80%, 11/15/15	250,000	248,893
4.85%, 12/15/15	177,000	199,269
5.80%, 08/15/34	545,000	603,595

		2,781,035

Industrial Conglomerates 0.2%
3M Co.,
5.70%, 03/15/37	415,000	455,517
General Electric Co.,
5.00%, 02/01/13	929,000	986,040
Tyco Electronics Group SA,
6.55%, 10/01/17	400,000	471,299
Tyco International Finance SA,
4.13%, 10/15/14	800,000	850,992

		2,763,848

Information Technology Services 0.2%
Fiserv, Inc.,
4.75%, 06/15/21	800,000	795,717
International Business Machines Corp.
4.75%, 11/29/12	516,000	545,385
1.00%, 08/05/13	600,000	601,726
5.88%, 11/29/32	983,000	1,084,739

		3,027,567

Insurance 0.8%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	560,000	626,116
Aflac, Inc.,
6.45%, 08/15/40	200,000	198,450

14	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	$147,000	$160,230
Allstate Corp. (The)
6.13%, 12/15/32	118,000	124,021
5.55%, 05/09/35	88,000	85,181
5.95%, 04/01/36	118,000	119,846
6.13%, 05/15/37 (a)	195,000	193,538
6.50%, 05/15/57 (a)	195,000	194,512
American International Group, Inc.
5.05%, 10/01/15	147,000	153,434
5.60%, 10/18/16	585,000	612,481
5.85%, 01/16/18	400,000	418,550
8.25%, 08/15/18	500,000	574,314
6.25%, 03/15/37	275,000	250,250
8.18%, 05/15/58 (a)	425,000	464,355
AON Corp.,
5.00%, 09/30/20	500,000	512,679
Berkshire Hathaway Finance Corp.,
4.85%, 01/15/15	1,504,000	1,660,458
Chubb Corp.
6.00%, 05/11/37	315,000	330,347
6.38%, 03/29/67 (a)	400,000	414,000
CNA Financial Corp.,
5.75%, 08/15/21	500,000	516,295
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	91,884
6.50%, 06/15/34	206,000	186,103
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	309,000	295,089
Lincoln National Corp.
4.85%, 06/24/21	100,000	98,770
6.15%, 04/07/36	440,000	449,033
Marsh & McLennan Cos., Inc.,
5.75%, 09/15/15	43,000	47,255
MetLife, Inc.
5.50%, 06/15/14	265,000	291,605
5.70%, 06/15/35	659,000	660,772
6.40%, 12/15/36	500,000	487,500
Nationwide Financial Services, Inc.,
6.75%, 05/15/37 (f)	105,000	98,648
Progressive Corp. (The),
6.25%, 12/01/32	162,000	169,485
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	295,000	320,718
Series B, 5.75%, 07/15/33	147,000	140,482
Prudential Financial, Inc.
3.00%, 05/12/16	1,150,000	1,139,867
6.63%, 06/21/40	500,000	539,837
Reinsurance Group of America, Inc.,
5.00%, 06/01/21 (b)	100,000	98,933
Travelers Cos., Inc. (The)
5.75%, 12/15/17	585,000	652,347

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
5.35%, 11/01/40	$250,000	$235,583
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	208,779
Willis Group Holdings PLC,
5.75%, 03/15/21	100,000	102,016
Willis North America, Inc.,
5.63%, 07/15/15	177,000	191,509
XL Group PLC,
5.25%, 09/15/14	779,000	834,635

		14,949,907

Internet & Catalog Retail 0.0%†
eBay, Inc.
0.88%, 10/15/13	250,000	249,441
3.25%, 10/15/20	200,000	186,574
Expedia, Inc.,
5.95%, 08/15/20	100,000	97,250

		533,265

Internet Software & Services 0.0%†
Google, Inc.
1.25%, 05/19/14	300,000	301,436
2.13%, 05/19/16	100,000	100,266

		401,702

Life Sciences Tools & Services 0.0%†
Thermo Fisher Scientific, Inc.
2.05%, 02/21/14	100,000	101,954
3.20%, 03/01/16	400,000	411,916

		513,870

Machinery 0.1%
Caterpillar, Inc.
1.38%, 05/27/14	500,000	502,024
7.30%, 05/01/31	100,000	127,683
6.05%, 08/15/36	177,000	198,591
Danaher Corp.
2.30%, 06/23/16	200,000	199,841
3.90%, 06/23/21	100,000	99,606
Deere & Co.,
8.10%, 05/15/30	500,000	681,332
Dover Corp.
4.88%, 10/15/15	224,000	249,399
5.38%, 03/01/41	100,000	102,226
Stanley Black & Decker, Inc.,
4.90%, 11/01/12	133,000	138,967

		2,299,669

Media 1.1%
CBS Corp.
5.63%, 08/15/12	31,000	32,404
8.88%, 05/15/19	50,000	63,738
5.75%, 04/15/20	250,000	270,959

2011 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
7.88%, 07/30/30	$80,000	$95,475
5.50%, 05/15/33	118,000	109,250
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	164,155
Comcast Corp.
5.90%, 03/15/16	413,000	470,131
6.50%, 01/15/17	1,013,000	1,180,660
5.70%, 07/01/19	500,000	556,243
7.05%, 03/15/33	295,000	341,393
6.50%, 11/15/35	100,000	108,525
6.95%, 08/15/37	295,000	333,018
COX Communications, Inc.
5.45%, 12/15/14	354,000	394,544
5.50%, 10/01/15	383,000	429,929
DIRECTV Holdings LLC,
3.55%, 03/15/15	500,000	522,404
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	253,626
4.60%, 02/15/21	1,000,000	1,004,741
Discovery Communications LLC,
5.05%, 06/01/20	500,000	529,448
Grupo Televisa SA,
6.63%, 01/15/40	250,000	263,125
Historic TW, Inc.,
6.88%, 06/15/18	176,000	205,959
NBC Universal, Inc.
4.38%, 04/01/21 (c)	800,000	791,641
5.95%, 04/01/41 (c)	200,000	203,378
News America, Inc.
5.30%, 12/15/14	367,000	409,093
8.00%, 10/17/16	118,000	145,006
4.50%, 02/15/21 (b)(c)	250,000	246,727
7.28%, 06/30/28	77,000	86,797
6.55%, 03/15/33	300,000	320,634
6.20%, 12/15/34	245,000	250,211
6.65%, 11/15/37	150,000	160,755
6.15%, 02/15/41 (c)	250,000	247,659
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	198,688
4.45%, 08/15/20	150,000	148,797
Thomson Reuters Corp.,
6.50%, 07/15/18	600,000	701,956
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	822,682
6.75%, 07/01/18	585,000	678,420
8.25%, 04/01/19	1,700,000	2,120,242
6.75%, 06/15/39	900,000	984,522
Time Warner, Inc.
7.63%, 04/15/31	777,000	932,228
7.70%, 05/01/32	932,000	1,125,251

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Viacom, Inc.,
6.88%, 04/30/36	$324,000	$361,715
Walt Disney Co. (The),
Series B, 6.20%, 06/20/14	413,000	471,177
Walt Disney Co. (The),
3.75%, 06/01/21	500,000	497,563

		19,234,869

Metals & Mining 0.5%
Alcoa, Inc.
5.40%, 04/15/21	750,000	752,316
5.87%, 02/23/22	625,000	640,447
ArcelorMittal
6.13%, 06/01/18	1,510,000	1,617,328
5.50%, 03/01/21	200,000	200,312
Barrick Gold Corp.
1.75%, 05/30/14 (c)	500,000	500,965
2.90%, 05/30/16 (c)	125,000	124,902
Barrick Gold Finance Co.,
4.88%, 11/15/14	230,000	251,840
Barrick North America Finance LLC, 4.40%, 05/30/21 (c)	200,000	199,073
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	252,233
5.25%, 12/15/15	285,000	321,497
Cliffs Natural Resources, Inc.,
4.88%, 04/01/21	200,000	200,552
Newmont Mining Corp.,
5.88%, 04/01/35	236,000	237,664
Placer Dome, Inc.,
6.38%, 03/01/33	139,000	145,795
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	324,632
5.75%, 06/01/35	206,000	215,149
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	500,000	500,975
3.50%, 11/02/20	450,000	430,653
4.13%, 05/20/21	500,000	496,655
Southern Copper Corp.,
6.75%, 04/16/40	250,000	243,202
Teck Resources Ltd.,
4.75%, 01/15/22	700,000	701,829
Vale Overseas Ltd.,
6.88%, 11/21/36	944,000	1,024,982

		9,383,001

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	250,000	280,641
6.90%, 04/01/29	75,000	83,003
6.70%, 07/15/34	150,000	158,766

16	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail (continued)
Target Corp.
6.00%, 01/15/18	$500,000	$577,791
7.00%, 07/15/31	174,000	208,559
6.35%, 11/01/32	313,000	353,396

		1,662,156

Multi-Utilities 0.3%
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	171,247
8.88%, 01/15/19	250,000	323,648
5.20%, 08/15/19	200,000	217,800
Dominion Resources, Inc.,
Series E, 6.30%, 03/15/33	10,000	10,980
Dominion Resources, Inc.,
Series B, 5.95%, 06/15/35	251,000	265,267
DTE Energy Co.,
6.35%, 06/01/16	913,000	1,058,810
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,334,000	1,414,623
6.50%, 09/15/37	250,000	281,852
Sempra Energy,
6.00%, 10/15/39	720,000	758,557
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	275,454
4.70%, 05/15/20	250,000	259,943
6.50%, 07/01/36	177,000	201,699

		5,239,880

Office Electronics 0.0%†
Xerox Corp.
6.35%, 05/15/18	250,000	286,564
4.50%, 05/15/21	250,000	247,284

		533,848

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	112,559
6.38%, 09/15/17	100,000	114,633
6.45%, 09/15/36	531,000	554,070
Apache Corp.
7.63%, 07/01/19	59,000	72,235
5.10%, 09/01/40	100,000	96,052
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	527,439
Baker Hughes, Inc.,
5.13%, 09/15/40	200,000	193,689
Boardwalk Pipelines LP,
5.20%, 06/01/18	88,000	93,421
Buckeye Partners LP,
4.88%, 02/01/21	250,000	252,217
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	590,000	641,963

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.,
5.70%, 10/15/19 (b)	$1,020,000	$1,155,816
Chevron Corp.,
3.95%, 03/03/14	585,000	630,418
ConocoPhillips
4.75%, 10/15/12	675,000	710,411
4.60%, 01/15/15	950,000	1,049,320
5.90%, 10/15/32	177,000	191,883
6.50%, 02/01/39	650,000	759,292
Consolidated Natural Gas Co.,
Series A, 5.00%, 12/01/14	1,069,000	1,178,793
Devon Energy Corp.,
7.95%, 04/15/32	350,000	454,371
Energy Transfer Partners LP
5.95%, 02/01/15	250,000	276,804
6.70%, 07/01/18	350,000	394,423
4.65%, 06/01/21	200,000	195,666
6.05%, 06/01/41	75,000	72,684
Enterprise Products Operating LLC,
Series G, 5.60%, 10/15/14	1,194,000	1,326,461
Enterprise Products Operating LLC
3.20%, 02/01/16	250,000	253,956
6.13%, 10/15/39	285,000	289,829
Hess Corp.,
7.30%, 08/15/31	354,000	423,200
Kern River Funding Corp.,
4.89%, 04/30/18 (c)	57,475	63,149
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	51,478
6.85%, 02/15/20	935,000	1,081,081
5.80%, 03/15/35	206,000	199,314
6.38%, 03/01/41	250,000	255,912
Marathon Oil Corp.,
6.80%, 03/15/32	118,000	132,267
Marathon Petroleum Corp.,
5.13%, 03/01/21 (c)	600,000	616,829
NuStar Logistics LP,
4.80%, 09/01/20	200,000	201,640
ONEOK Partners LP,
3.25%, 02/01/16	800,000	813,711
Pemex Project Funding Master Trust,
6.63%, 06/15/35	1,074,000	1,132,022
Petrobras International Finance Co.,
5.75%, 01/20/20	1,425,000	1,520,126
Plains All American Pipeline LP/PAA
Finance Corp.
5.63%, 12/15/13	330,000	360,689
3.95%, 09/15/15	200,000	209,782
Shell International Finance BV
4.00%, 03/21/14	1,000,000	1,076,604
6.38%, 12/15/38	820,000	950,782
Spectra Energy Capital LLC,
6.75%, 02/15/32	327,000	354,308

2011 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Statoil ASA,
3.13%, 08/17/17	$250,000	$252,189
Texas Gas Transmission LLC,
4.60%, 06/01/15	177,000	189,210
Total Capital Canada Ltd.,
1.63%, 01/28/14	500,000	507,245
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	247,339
Valero Energy Corp.
7.50%, 04/15/32	118,000	131,778
6.63%, 06/15/37	455,000	474,409
Williams Partners LP
7.25%, 02/01/17	150,000	176,847
5.25%, 03/15/20	500,000	526,402

		23,546,718

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	177,000	186,313
Domtar Corp.,
10.75%, 06/01/17	50,000	65,062
International Paper Co.
5.30%, 04/01/15 (b)	206,000	225,286
9.38%, 05/15/19	665,000	849,215

		1,325,876

Pharmaceuticals 1.0%
Abbott Laboratories
5.88%, 05/15/16	481,000	560,129
6.00%, 04/01/39	1,040,000	1,150,084
AstraZeneca PLC
5.40%, 06/01/14	295,000	330,059
5.90%, 09/15/17	400,000	466,140
6.45%, 09/15/37	200,000	232,067
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	1,425,000	1,557,377
Eli Lilly & Co.
4.20%, 03/06/14	1,000,000	1,079,631
7.13%, 06/01/25	118,000	148,374
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	2,700,000	2,903,191
5.38%, 04/15/34	201,000	208,407
Johnson & Johnson
1.20%, 05/15/14 (b)	600,000	601,793
2.95%, 09/01/20	200,000	191,322
4.95%, 05/15/33	663,000	663,310
Merck & Co., Inc.
4.75%, 03/01/15	354,000	394,251
6.40%, 03/01/28	74,000	86,819
5.95%, 12/01/28	162,000	182,183
Novartis Capital Corp.,
4.13%, 02/10/14	1,000,000	1,077,689

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	$470,000	$521,923
Pfizer, Inc.
4.65%, 03/01/18	265,000	286,357
7.20%, 03/15/39	525,000	659,123
Pharmacia Corp.,
6.60%, 12/01/28	177,000	208,985
Sanofi-Aventis SA,
2.63%, 03/29/16	500,000	509,105
Schering-Plough Corp.,
5.30%, 12/01/13	1,400,000	1,548,029
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	142,000	155,589
Wyeth
5.50%, 02/01/14	678,000	751,724
5.50%, 02/15/16	634,000	722,567
6.50%, 02/01/34	206,000	236,348

		17,432,576

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP
5.00%, 06/01/15	590,000	639,544
5.63%, 11/15/20	465,000	496,726
Camden Property Trust,
5.00%, 06/15/15	147,000	158,794
CommonWealth REIT,
5.75%, 02/15/14	177,000	188,156
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	248,702
ERP Operating LP
5.25%, 09/15/14	472,000	517,039
5.38%, 08/01/16	295,000	323,684
HCP, Inc.
6.00%, 01/30/17	472,000	519,741
5.38%, 02/01/21	200,000	206,286
Health Care REIT, Inc.
6.00%, 11/15/13	177,000	191,965
5.25%, 01/15/22	400,000	398,464
Hospitality Properties Trust,
6.75%, 02/15/13	745,000	794,645
Kilroy Realty LP,
4.80%, 07/15/18	300,000	294,927
ProLogis LP,
6.63%, 05/15/18	600,000	663,376
Simon Property Group LP
5.10%, 06/15/15	531,000	586,204
6.10%, 05/01/16	413,000	474,348
5.65%, 02/01/20	250,000	270,099
UDR, Inc.,
4.25%, 06/01/18	100,000	99,327

18	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21	$150,000	$146,423

		7,218,450

Road & Rail 0.2%
Burlington Northern Santa Fe LLC
7.95%, 08/15/30	206,000	265,032
5.05%, 03/01/41	500,000	465,930
CSX Corp.
5.50%, 08/01/13	507,000	549,935
7.38%, 02/01/19	400,000	487,577
3.70%, 10/30/20	300,000	288,542
5.50%, 04/15/41	150,000	146,361
Norfolk Southern Corp.
5.90%, 06/15/19	400,000	458,617
5.59%, 05/17/25	84,000	90,755
Union Pacific Corp.
5.13%, 02/15/14	600,000	658,696
5.38%, 06/01/33	62,000	61,981
6.25%, 05/01/34	236,000	260,168

		3,733,594

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc.,
4.30%, 06/15/21	700,000	702,336
Texas Instruments, Inc.,
1.38%, 05/15/14	250,000	251,045

		953,381

Software 0.2%
Microsoft Corp.
2.95%, 06/01/14	420,000	443,868
2.50%, 02/08/16	250,000	255,817
3.00%, 10/01/20	500,000	474,393
4.50%, 10/01/40	300,000	272,823
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,297,203
5.25%, 01/15/16	572,000	645,510
5.00%, 07/08/19	200,000	218,336
5.38%, 07/15/40 (c)	600,000	606,709

		4,214,659

Sovereign 0.1%
Export Development Canada,
1.50%, 05/15/14	600,000	609,283
Japan Finance Corp.
Series DTC, 2.88%, 02/02/15	300,000	316,385
Series DTC, 2.50%, 01/21/16 (b)	500,000	504,630
Japan Finance Corp.,
2.50%, 05/18/16	200,000	201,608

		1,631,906

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.1%
AutoZone, Inc.,
4.00%, 11/15/20	$500,000	$477,775
Best Buy Co., Inc.,
5.50%, 03/15/21	200,000	196,917
Gap, Inc. (The),
5.95%, 04/12/21	150,000	144,106
Home Depot, Inc.
5.40%, 03/01/16	590,000	659,274
5.88%, 12/16/36	300,000	307,035
5.95%, 04/01/41	150,000	154,474
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	263,500
5.80%, 10/15/36	300,000	315,162

		2,518,243

Supranational 0.1%
Corp. Andina de Fomento,
3.75%, 01/15/16	250,000	253,461
International Finance Corp.,
2.25%, 04/11/16	300,000	306,378
Svensk Exportkredit AB,
1.75%, 10/20/15	500,000	496,369

		1,056,208

Thrifts & Mortgage Finance 0.0%†
Abbey National Treasury Services PLC,
4.00%, 04/27/16	200,000	198,462
Golden West Financial Corp.,
4.75%, 10/01/12	156,000	163,315

		361,777

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	1,051,297
9.25%, 08/06/19	700,000	912,762
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	449,870
6.38%, 05/16/38	810,000	917,594

		3,331,523

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	295,000	328,877
5.00%, 03/30/20	500,000	521,600
6.38%, 03/01/35	177,000	190,254
American Tower Corp.,
5.05%, 09/01/20	500,000	492,486
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	502,323

2011 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services (continued)
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	$1,000,000	$1,136,980
Vodafone Group PLC
5.00%, 12/16/13	664,000	722,498
4.15%, 06/10/14	865,000	928,092
2.88%, 03/16/16	400,000	402,760
7.88%, 02/15/30	206,000	264,826

		5,490,696

Total Corporate Bonds (cost $359,672,600)		378,015,205

Municipal Bonds 0.8%

	Principal Amount	Market Value

California 0.3%
Bay Area Toll Authority, Series F-2, 6.26%, 04/01/49	$500,000	$537,980
Los Angeles Community College District,
6.75%, 08/01/49	300,000	341,727
Los Angeles Department of Water & Power,
6.57%, 07/01/45	500,000	560,490
Los Angeles Unified School District,
6.76%, 07/01/34	420,000	475,331
Santa Clara Valley Transportation Authority,
5.88%, 04/01/32	200,000	206,606
State of California 5.25%, 04/01/14	500,000	537,500
7.55%, 04/01/39	1,410,000	1,613,547
University of California, 5.95%, 05/15/45	500,000	483,050

		4,756,231

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	529,980

Georgia 0.1%
Municipal Electric Authority of Georgia,
6.66%, 04/01/57	1,000,000	942,760

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	532,605
State of Illinois 5.88%, 03/01/19	200,000	205,574

Municipal Bonds (continued)

	Principal Amount	Market Value

Illinois (continued)
5.10%, 06/01/33	$1,645,000	$1,399,435

		2,137,614

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E,
4.20%, 12/01/21	500,000	509,205

New Jersey 0.1%
New Jersey Economic Development Authority., Series B, 0.00%, 02/15/20	650,000	403,734
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	790,000	953,562
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	261,990

		1,619,286

New York 0.1%
Metropolitan Transportation Authority, 7.34%, 11/15/39	760,000	931,631
New York State Urban Development Corp, 5.84%, 03/15/40	450,000	472,000
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	672,849

		2,076,480

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	304,776

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, 5.85%, 07/15/30	500,000	508,605

Texas 0.1%
Dallas Area Rapid Transit, 6.00%, 12/01/44	500,000	547,925

Total Municipal Bonds (cost $13,397,066)		13,932,862

20	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies 33.1%

	Principal Amount	Market Value

Fannie Mae
Pool# MA0583, 4.00%, 12/01/40	$2,016,350	$2,019,196
Fannie Mae Pool
Pool# 822023 5.50%, 07/01/20	10,979	11,937
Pool# 826869 5.50%, 08/01/20	436,260	476,655
Pool# 835228 5.50%, 08/01/20	9,459	10,353
Pool# 825811 5.50%, 09/01/20	9,983	10,926
Pool# 832837 5.50%, 09/01/20	381,429	416,747
Pool# 839585 5.50%, 09/01/20	38,368	41,717
Pool# 811505 5.50%, 10/01/20	25,232	27,615
Pool# 829704 5.50%, 10/01/20	34,429	37,434
Pool# 838565 5.50%, 10/01/20	444,510	486,502
Pool# 838566 5.50%, 10/01/20	16,012	17,495
Pool# 840102 5.50%, 10/01/20	295,792	323,440
Pool# 841947 5.50%, 10/01/20	18,857	20,503
Pool# 843102 5.50%, 10/01/20	11,912	13,038
Pool# 839100 5.50%, 11/01/20	10,602	11,528
Pool# 840808 5.50%, 11/01/20	14,150	15,385
Pool# 847832 5.50%, 11/01/20	21,474	23,348
Pool# 847920 5.50%, 11/01/20	412,371	450,555
Pool# 830670 5.50%, 12/01/20	20,569	22,512
Pool# 866142 5.50%, 01/01/21	38,461	42,023
Pool# 788210 5.50%, 02/01/21	217,580	236,616
Pool# 837194 5.50%, 02/01/21	7,740	8,416
Pool# 867183 5.50%, 02/01/21	53,086	57,620
Pool# 811558 5.50%, 03/01/21	390,044	425,307
Pool# 870296 5.50%, 03/01/21	5,251	5,700
Pool# 878120 5.50%, 04/01/21	20,082	21,979

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 878121 5.50%, 04/01/21	$26,270	$28,702
Pool# 811559 5.50%, 05/01/21	171,160	185,778
Pool# 879115 5.50%, 05/01/21	54,548	59,206
Pool# 883922 5.50%, 05/01/21	300,633	328,470
Pool# 885440 5.50%, 05/01/21	9,398	10,285
Pool# 845489 5.50%, 06/01/21	6,003	6,515
Pool# 880950 5.50%, 07/01/21	198,610	215,573
Pool# 870092 5.50%, 08/01/21	10,350	11,233
Pool# 896599 5.50%, 08/01/21	7,416	8,049
Pool# 896605 5.50%, 08/01/21	7,518	8,160
Pool# 903350 5.00%, 10/01/21	26,532	28,622
Pool# 894126 5.50%, 10/01/21	5,792	6,287
Pool# 902789 5.50%, 11/01/21	246,169	267,193
Pool# 901509 5.00%, 12/01/21	23,962	25,849
Pool# 906708 5.00%, 12/01/21	365,762	394,569
Pool# 905586 5.50%, 12/01/21	278,225	301,987
Pool# 906205 5.50%, 01/01/22	10,085	10,947
Pool# 906317 5.50%, 01/01/22	13,599	14,749
Pool# 928106 5.50%, 02/01/22	341,228	370,085
Pool# 913889 5.50%, 03/01/22	221,229	240,124
Pool# 914385 5.50%, 03/01/22	7,574	8,214
Pool# 913323 5.50%, 04/01/22	15,785	17,120
Pool# 913331 5.50%, 05/01/22	23,066	25,017
Pool# 899438 5.50%, 06/01/22	263,582	285,873
Pool# 939673 5.50%, 06/01/22	54,714	59,341
Pool# 928711 6.00%, 09/01/22	545,879	597,192

2011 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# AA2549 4.00%, 04/01/24	$2,760,351	$2,882,136
Pool# 934863 4.00%, 06/01/24	4,730,894	4,939,618
Pool# AC1374 4.00%, 08/01/24	1,171,933	1,228,765
Pool# AC1529 4.50%, 09/01/24	4,465,885	4,745,256
Pool# AD0244 4.50%, 10/01/24	536,815	570,396
Pool# AD4089 4.50%, 05/01/25	3,502,314	3,719,219
Pool# 890216 4.50%, 07/01/25	1,052,142	1,117,303
Pool# AB1609 4.00%, 10/01/25	2,692,699	2,810,657
Pool# AH1361 3.50%, 12/01/25	988,891	1,008,416
Pool# AH1518 3.50%, 12/01/25	991,057	1,010,625
Pool# AH2717 3.50%, 01/01/26	1,890,197	1,927,518
Pool# AH5611 3.00%, 02/01/26	976,788	972,524
Pool# AH5616 3.50%, 02/01/26	3,906,467	3,984,818
Pool# 930770 4.50%, 03/01/29	1,637,292	1,712,233
Pool# 930998 4.50%, 04/01/29	984,126	1,029,170
Pool# AH1515 4.00%, 12/01/30	2,552,697	2,606,556
Pool# AD0716 6.50%, 12/01/30	8,446,688	9,612,620
Pool# AB2121 4.00%, 01/01/31	386,045	394,191
Pool# MA0641 4.00%, 02/01/31	1,965,803	2,007,279
Pool# 560868 7.50%, 02/01/31	903	1,061
Pool# 607212 7.50%, 10/01/31	46,814	54,997
Pool# 607559 6.50%, 11/01/31	1,635	1,860
Pool# 607632 6.50%, 11/01/31	277	315
Pool# 545556 7.00%, 04/01/32	26,496	30,667
Pool# 545605 7.00%, 05/01/32	34,078	39,685
Pool# 651361 7.00%, 07/01/32	23,003	26,583

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 661664 7.50%, 09/01/32	$20,690	$24,324
Pool# 689741 5.50%, 02/01/33	117,194	127,617
Pool# 656559 6.50%, 02/01/33	188,058	214,016
Pool# 555346 5.50%, 04/01/33	426,180	464,085
Pool# 713560 5.50%, 04/01/33	41,483	45,173
Pool# 694846 6.50%, 04/01/33	30,116	34,274
Pool# 701261 7.00%, 04/01/33	2,416	2,788
Pool# 555421 5.00%, 05/01/33	14,372,718	15,360,914
Pool# 555684 5.50%, 07/01/33	98,067	106,789
Pool# 720087 5.50%, 07/01/33	3,599,462	3,919,604
Pool# 728721 5.50%, 07/01/33	264,691	288,233
Pool# 743235 5.50%, 10/01/33	167,837	182,764
Pool# 750229 6.50%, 10/01/33	142,168	161,792
Pool# 755872 5.50%, 12/01/33	1,956,138	2,130,120
Pool# 725221 5.50%, 01/01/34	53,795	58,580
Pool# 725223 5.50%, 03/01/34	5,646	6,148
Pool# 725228 6.00%, 03/01/34	4,036,085	4,477,166
Pool# 725425 5.50%, 04/01/34	3,569,345	3,883,827
Pool# 725423 5.50%, 05/01/34	289,358	315,094
Pool# 725594 5.50%, 07/01/34	1,275,165	1,387,783
Pool# 788027 6.50%, 09/01/34	151,961	172,652
Pool# 807310 7.00%, 11/01/34	18,427	21,208
Pool# 735141 5.50%, 01/01/35	4,396,419	4,784,695
Pool# 889852 5.50%, 05/01/35	106,409	115,873
Pool# 256023 6.00%, 12/01/35	3,504,709	3,868,005
Pool# 889745 5.50%, 06/01/36	52,017	56,644

22	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 888635 5.50%, 09/01/36	$1,431,252	$1,558,550
Pool# 907252 7.00%, 12/01/36	337,523	388,464
Pool# 923834 7.00%, 04/01/37	270,413	311,221
Pool# 925172 7.00%, 08/01/37	155,033	178,429
Pool# 995050 6.00%, 09/01/37	12,130,083	13,368,526
Pool# 947831 7.00%, 10/01/37	324,501	373,471
Pool# 955194 7.00%, 11/01/37	753,902	867,674
Pool# 928940 7.00%, 12/01/37	297,487	342,381
Pool# 257137 7.00%, 03/01/38	15,003	17,254
Pool# 974965 5.00%, 04/01/38	10,387,542	11,054,669
Pool# 257409 7.00%, 10/01/38	403,694	464,276
Pool# 990810 7.00%, 10/01/38	720,830	829,004
Pool# AA6013 4.50%, 05/01/39	9,056,124	9,385,731
Pool# 190396 4.50%, 06/01/39	10,041,946	10,407,434
Pool# AA9611 4.00%, 07/01/39	5,454,969	5,469,486
Pool# AA9809 4.50%, 07/01/39	11,151,655	11,557,532
Pool# AC0397 4.50%, 07/01/39	2,578,115	2,671,948
Pool# 994002 4.00%, 08/01/39	4,727,553	4,741,612
Pool# AC1454 4.00%, 08/01/39	6,760,496	6,778,487
Pool# AC1921 4.00%, 09/01/39	3,048,677	3,056,791
Pool# AC2651 4.00%, 10/01/39	1,905,097	1,910,167
Pool# AC9890 3.29%, 04/01/40 (a)	9,330,679	9,718,427
Pool# AC9895 3.29%, 04/01/40 (a)	6,702,767	6,981,611
Pool# AD2888 4.50%, 04/01/40	3,656,192	3,788,120
Pool# AD7992 4.50%, 07/01/40	3,807,613	3,945,005
Pool# AB1259 5.00%, 07/01/40	11,291,668	12,020,390

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# AD8522 4.00%, 08/01/40	$897,114	$898,380
Pool# AB1388 4.50%, 08/01/40	5,431,361	5,627,344
Pool# AD9153 4.50%, 08/01/40	5,591,975	5,793,753
Pool# AD8536 5.00%, 08/01/40	2,684,680	2,857,940
Pool# AB1500 4.00%, 09/01/40	1,145,024	1,146,640
Pool# MA0514 4.00%, 09/01/40	953,271	954,616
Pool# AB1735 3.50%, 11/01/40	53,625	51,347
Pool# 932888 3.50%, 01/01/41	653,767	625,995
Pool# 932891 3.50%, 01/01/41	104,778	100,327
Pool# AB2066 3.50%, 01/01/41	1,246,181	1,193,243
Pool# AB2067 3.50%, 01/01/41	1,224,246	1,172,241
Pool# AB2068 3.50%, 01/01/41	710,815	680,620
Pool# AE6392 4.00%, 02/01/41	1,931,793	1,934,519
Fannie Mae Pool TBA 3.00%, 07/25/26	1,000,000	993,438
3.50%, 07/25/26	2,000,000	2,036,250
4.00%, 07/25/26	2,000,000	2,083,124
4.50%, 07/25/26	1,000,000	1,060,000
5.00%, 07/25/26	11,900,000	12,766,463
5.50%, 07/25/26	1,000,000	1,083,750
3.50%, 07/25/41	1,000,000	956,250
4.00%, 07/25/41	4,000,000	4,000,000
4.50%, 07/25/41	1,000,000	1,034,531
5.00%, 07/25/41	2,000,000	2,125,000
5.50%, 07/25/41	5,000,000	5,406,250
6.00%, 07/25/41	5,000,000	5,492,190
Freddie Mac Gold Pool
Pool# M80926 4.50%, 07/01/11	43,797	44,189
Pool# M80934 4.50%, 08/01/11	77,390	78,505
Pool# G10940 6.50%, 11/01/11	11	11
Pool# G11130 6.00%, 12/01/11	224	227
Pool# M80981 4.50%, 07/01/12	46,098	47,569
Pool# E00507 7.50%, 09/01/12	378	394

2011 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# G10749 6.00%, 10/01/12	$8,838	$9,641
Pool# M81009 4.50%, 02/01/13	25,080	25,903
Pool# E69050 6.00%, 02/01/13	11,290	12,316
Pool# E72896 7.00%, 10/01/13	4,765	5,029
Pool# G11612 6.00%, 04/01/14	76	77
Pool# E00677 6.00%, 06/01/14	27,169	29,001
Pool# E00802 7.50%, 02/01/15	16,299	17,756
Pool# G11001 6.50%, 03/01/15	9,576	10,171
Pool# G11003 7.50%, 04/01/15	880	955
Pool# G11164 7.00%, 05/01/15	2,807	3,010
Pool# E81396 7.00%, 10/01/15	475	516
Pool# E81394 7.50%, 10/01/15	6,311	6,913
Pool# E84097 6.50%, 12/01/15	2,675	2,887
Pool# E00938 7.00%, 01/01/16	7,665	8,329
Pool# E82132 7.00%, 01/01/16	1,658	1,802
Pool# E82815 6.00%, 03/01/16	3,517	3,837
Pool# E83231 6.00%, 04/01/16	1,677	1,832
Pool# E83233 6.00%, 04/01/16	3,973	4,341
Pool# G11972 6.00%, 04/01/16	91,216	99,505
Pool# E00975 6.00%, 05/01/16	23,201	24,953
Pool# E83355 6.00%, 05/01/16	5,771	6,306
Pool# E83636 6.00%, 05/01/16	9,965	10,890
Pool# E83933 6.50%, 05/01/16	506	555
Pool# E00985 6.00%, 06/01/16	12,898	13,879
Pool# E00987 6.50%, 06/01/16	11,877	12,946
Pool# E84236 6.50%, 06/01/16	3,330	3,654

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# E00996 6.50%, 07/01/16	$1,492	$1,612
Pool# E84912 6.50%, 08/01/16	8,591	9,425
Pool# E85117 6.50%, 08/01/16	4,111	4,510
Pool# E85387 6.00%, 09/01/16	12,717	13,896
Pool# E85800 6.50%, 10/01/16	3,794	4,162
Pool# E86183 6.00%, 11/01/16	1,831	2,000
Pool# E01083 7.00%, 11/01/16	3,335	3,657
Pool# G11207 7.00%, 11/01/16	7,901	8,585
Pool# E86533 6.00%, 12/01/16	5,758	6,292
Pool# E01095 6.00%, 01/01/17	5,697	6,150
Pool# E87584 6.00%, 01/01/17	4,573	4,997
Pool# E86995 6.50%, 01/01/17	13,709	15,039
Pool# E87291 6.50%, 01/01/17	19,273	21,142
Pool# E87446 6.50%, 01/01/17	2,970	3,258
Pool# E88076 6.00%, 02/01/17	6,868	7,518
Pool# E01127 6.50%, 02/01/17	8,944	9,702
Pool# E88055 6.50%, 02/01/17	31,916	35,013
Pool# E88106 6.50%, 02/01/17	22,669	24,868
Pool# E01137 6.00%, 03/01/17	8,603	9,294
Pool# E88134 6.00%, 03/01/17	2,412	2,640
Pool# E88474 6.00%, 03/01/17	7,854	8,598
Pool# E88768 6.00%, 03/01/17	14,656	16,015
Pool# E01138 6.50%, 03/01/17	5,581	6,058
Pool# E01139 6.00%, 04/01/17	40,574	43,890
Pool# E88729 6.00%, 04/01/17	7,276	7,965
Pool# E89149 6.00%, 04/01/17	9,091	9,951

24	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# E89151 6.00%, 04/01/17	$7,362	$8,059
Pool# E89217 6.00%, 04/01/17	7,296	7,986
Pool# E89222 6.00%, 04/01/17	33,507	36,678
Pool# E89347 6.00%, 04/01/17	2,542	2,782
Pool# E89496 6.00%, 04/01/17	5,589	6,117
Pool# E89203 6.50%, 04/01/17	4,565	5,008
Pool# E01140 6.00%, 05/01/17	34,903	37,757
Pool# E89530 6.00%, 05/01/17	25,252	27,642
Pool# E89746 6.00%, 05/01/17	58,447	63,978
Pool# E89788 6.00%, 05/01/17	5,785	6,332
Pool# E89909 6.00%, 05/01/17	6,703	7,337
Pool# G11409 6.00%, 05/01/17	52,288	57,138
Pool# E01156 6.50%, 05/01/17	14,609	15,873
Pool# E89924 6.50%, 05/01/17	26,055	28,583
Pool# B15071 6.00%, 06/01/17	111,521	122,701
Pool# E01157 6.00%, 06/01/17	25,248	27,346
Pool# E90194 6.00%, 06/01/17	5,902	6,460
Pool# E90227 6.00%, 06/01/17	5,743	6,287
Pool# E90313 6.00%, 06/01/17	3,107	3,401
Pool# E90594 6.00%, 07/01/17	21,850	23,918
Pool# E90645 6.00%, 07/01/17	27,573	30,182
Pool# E90667 6.00%, 07/01/17	6,711	7,346
Pool# E01205 6.50%, 08/01/17	11,600	12,610
Pool# G11458 6.00%, 09/01/17	12,900	14,073
Pool# G11434 6.50%, 01/01/18	14,137	15,509
Pool# G18007 6.00%, 07/01/19	36,757	40,235

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# B16087 6.00%, 08/01/19	$78,040	$85,864
Pool# G18062 6.00%, 06/01/20	61,874	67,728
Pool# J00935 5.00%, 12/01/20	84,357	91,169
Pool# J00854 5.00%, 01/01/21	322,607	348,620
Pool# J00871 5.00%, 01/01/21	134,920	145,799
Pool# G18096 5.50%, 01/01/21	42,408	45,995
Pool# J01189 5.00%, 02/01/21	120,218	129,574
Pool# J01279 5.50%, 02/01/21	69,207	74,889
Pool# J01570 5.50%, 04/01/21	58,023	62,787
Pool# J01633 5.50%, 04/01/21	210,821	228,130
Pool# J01757 5.00%, 05/01/21	127,813	137,760
Pool# J01771 5.00%, 05/01/21	47,306	51,109
Pool# J01879 5.00%, 05/01/21	31,748	34,316
Pool# J06015 5.00%, 05/01/21	132,066	142,684
Pool# G18122 5.00%, 06/01/21	88,176	95,038
Pool# G18123 5.50%, 06/01/21	135,134	146,229
Pool# J01980 6.00%, 06/01/21	66,310	72,957
Pool# J03074 5.00%, 07/01/21	80,834	87,124
Pool# J03028 5.50%, 07/01/21	54,029	58,634
Pool# G12245 6.00%, 07/01/21	58,681	64,270
Pool# G12310 5.50%, 08/01/21	37,107	40,154
Pool# G12348 6.00%, 08/01/21	93,926	102,873
Pool# G12412 5.50%, 11/01/21	52,920	57,265
Pool# G13145 5.50%, 04/01/23	2,439,770	2,638,556
Pool# C90719 5.00%, 10/01/23	2,229,829	2,406,006
Pool# J09912 4.00%, 06/01/24	5,042,528	5,264,213

2011 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C00351 8.00%, 07/01/24	$1,484	$1,762
Pool# G13900 5.00%, 12/01/24	1,079,485	1,167,035
Pool# D60780 8.00%, 06/01/25	3,679	4,371
Pool# G30267 5.00%, 08/01/25	763,787	821,078
Pool# J13883 3.50%, 12/01/25	2,864,926	2,921,939
Pool# J14732 4.00%, 03/01/26	1,969,713	2,054,461
Pool# E02896 3.50%, 05/01/26	1,989,601	2,029,817
Pool# D82854 7.00%, 10/01/27	3,974	4,597
Pool# C00566 7.50%, 12/01/27	5,754	6,708
Pool# C00678 7.00%, 11/01/28	7,856	9,098
Pool# C18271 7.00%, 11/01/28	4,270	4,945
Pool# C91244 4.50%, 04/01/29	1,217,720	1,271,554
Pool# C00836 7.00%, 07/01/29	3,311	3,838
Pool# A16201 7.00%, 08/01/29	18,380	21,105
Pool# C31282 7.00%, 09/01/29	696	807
Pool# C31285 7.00%, 09/01/29	7,678	8,900
Pool# A18212 7.00%, 11/01/29	56,489	65,106
Pool# C32914 8.00%, 11/01/29	3,935	4,667
Pool# C37436 8.00%, 01/01/30	5,474	6,493
Pool# C36306 7.00%, 02/01/30	1,474	1,710
Pool# C36429 7.00%, 02/01/30	1,835	2,128
Pool# C00921 7.50%, 02/01/30	5,130	5,996
Pool# G01108 7.00%, 04/01/30	2,472	2,865
Pool# C37703 7.50%, 04/01/30	3,711	4,338
Pool# C41561 8.00%, 08/01/30	2,625	3,120
Pool# C01051 8.00%, 09/01/30	9,710	11,219

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C43550 7.00%, 10/01/30	$6,015	$6,978
Pool# C44017 7.50%, 10/01/30	974	1,139
Pool# C43967 8.00%, 10/01/30	47,698	56,681
Pool# C44978 7.00%, 11/01/30	2,113	2,452
Pool# C44957 8.00%, 11/01/30	5,589	6,642
Pool# C01106 7.00%, 12/01/30	41,275	47,882
Pool# C01103 7.50%, 12/01/30	4,048	4,731
Pool# C01116 7.50%, 01/01/31	3,666	4,285
Pool# C46932 7.50%, 01/01/31	5,877	6,868
Pool# C47287 7.50%, 02/01/31	6,307	7,371
Pool# C48851 7.00%, 03/01/31	9,292	10,787
Pool# G01217 7.00%, 03/01/31	40,869	47,411
Pool# C48206 7.50%, 03/01/31	5,474	6,386
Pool# C53324 7.00%, 06/01/31	7,538	8,751
Pool# C01209 8.00%, 06/01/31	2,131	2,532
Pool# C54792 7.00%, 07/01/31	42,151	48,934
Pool# C55071 7.50%, 07/01/31	837	979
Pool# G01309 7.00%, 08/01/31	7,921	9,195
Pool# C01222 7.00%, 09/01/31	6,534	7,586
Pool# G01311 7.00%, 09/01/31	55,420	64,291
Pool# G01315 7.00%, 09/01/31	2,087	2,422
Pool# C58647 7.00%, 10/01/31	3,227	3,746
Pool# C58694 7.00%, 10/01/31	15,578	18,085
Pool# C60012 7.00%, 11/01/31	2,379	2,762
Pool# C61298 8.00%, 11/01/31	7,128	8,475
Pool# C61105 7.00%, 12/01/31	7,589	8,810

26	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C01305 7.50%, 12/01/31	$4,586	$5,364
Pool# C62218 7.00%, 01/01/32	3,794	4,404
Pool# C63171 7.00%, 01/01/32	25,775	29,922
Pool# C64121 7.50%, 02/01/32	7,676	8,978
Pool# C01345 7.00%, 04/01/32	30,547	35,485
Pool# C66744 7.00%, 04/01/32	1,332	1,547
Pool# G01391 7.00%, 04/01/32	91,393	106,022
Pool# C65717 7.50%, 04/01/32	10,749	12,581
Pool# C01370 8.00%, 04/01/32	6,397	7,598
Pool# C66916 7.00%, 05/01/32	31,041	36,059
Pool# C67235 7.00%, 05/01/32	41,990	48,777
Pool# C01381 8.00%, 05/01/32	31,484	37,436
Pool# C68290 7.00%, 06/01/32	9,542	11,084
Pool# C68300 7.00%, 06/01/32	43,361	50,370
Pool# C68307 8.00%, 06/01/32	1,686	1,819
Pool# G01449 7.00%, 07/01/32	63,326	73,463
Pool# C68988 7.50%, 07/01/32	4,305	5,020
Pool# C69908 7.00%, 08/01/32	48,957	56,871
Pool# C70211 7.00%, 08/01/32	16,345	18,987
Pool# C71089 7.50%, 09/01/32	6,220	7,280
Pool# G01536 7.00%, 03/01/33	51,467	59,786
Pool# A16419 6.50%, 11/01/33	28,659	32,477
Pool# A16522 6.50%, 12/01/33	208,112	235,840
Pool# A17177 6.50%, 12/01/33	15,511	17,578
Pool# A17262 6.50%, 12/01/33	23,387	26,503
Pool# C01806 7.00%, 01/01/34	37,705	43,800

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A21356 6.50%, 04/01/34	$117,032	$132,479
Pool# C01851 6.50%, 04/01/34	107,682	121,894
Pool# A22067 6.50%, 05/01/34	201,909	228,558
Pool# A24301 6.50%, 05/01/34	125,760	142,359
Pool# A24988 6.50%, 07/01/34	73,291	82,965
Pool# G01741 6.50%, 10/01/34	82,815	93,849
Pool# G08023 6.50%, 11/01/34	151,168	171,120
Pool# A33137 6.50%, 01/01/35	35,551	40,243
Pool# A31989 6.50%, 04/01/35	61,390	69,368
Pool# G08064 6.50%, 04/01/35	89,690	101,346
Pool# G01947 7.00%, 05/01/35	72,985	84,782
Pool# G08073 5.50%, 08/01/35	1,170,238	1,272,310
Pool# A37135 5.50%, 09/01/35	2,133,026	2,319,075
Pool# A46935 6.50%, 09/01/35	48,896	55,250
Pool# A47368 5.00%, 10/01/35	1,586,264	1,693,321
Pool# A38255 5.50%, 10/01/35	1,758,965	1,912,386
Pool# A38531 5.50%, 10/01/35	2,353,093	2,558,336
Pool# G08088 6.50%, 10/01/35	550,419	621,948
Pool# A39759 5.50%, 11/01/35	129,215	140,485
Pool# A47682 6.50%, 11/01/35	348,828	394,159
Pool# A40376 5.50%, 12/01/35	109,394	118,936
Pool# A42305 5.50%, 01/01/36	512,288	555,450
Pool# A41548 7.00%, 01/01/36	102,814	118,690
Pool# G08111 5.50%, 02/01/36	2,646,247	2,869,204
Pool# A48303 7.00%, 02/01/36	25,957	29,902
Pool# A43452 5.50%, 03/01/36	51,305	55,628

2011 Semiannual Report	27

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A43861 5.50%, 03/01/36	$1,616,109	$1,752,272
Pool# A43884 5.50%, 03/01/36	1,748,699	1,914,887
Pool# A43885 5.50%, 03/01/36	1,378,404	1,509,400
Pool# A43886 5.50%, 03/01/36	2,410,057	2,639,098
Pool# A48378 5.50%, 03/01/36	1,268,102	1,388,617
Pool# G08116 5.50%, 03/01/36	499,811	541,922
Pool# A48735 5.50%, 05/01/36	159,112	172,518
Pool# A49960 7.00%, 06/01/36	16,433	18,930
Pool# G02390 6.00%, 09/01/36	2,013,835	2,220,070
Pool# A53039 6.50%, 10/01/36	265,486	299,696
Pool# A53219 6.50%, 10/01/36	167,548	189,112
Pool# G05941 6.00%, 02/01/37	7,632,837	8,427,629
Pool# G03620 6.50%, 10/01/37	46,697	52,656
Pool# G03721 6.00%, 12/01/37	788,399	867,783
Pool# G03826 6.00%, 01/01/38	805,304	886,391
Pool# G03969 6.00%, 02/01/38	787,362	865,780
Pool# G04473 5.50%, 06/01/38	4,186,544	4,528,810
Pool# G04581 6.50%, 08/01/38	1,734,975	1,956,376
Pool# A81674 6.00%, 09/01/38	4,259,469	4,683,698
Pool# A85442 5.00%, 03/01/39	3,225,481	3,430,065
Pool# G05459 5.50%, 05/01/39	19,031,102	20,578,050
Pool# G05535 4.50%, 07/01/39	6,036,883	6,250,943
Pool# A88133 4.50%, 08/01/39	7,327,269	7,587,084
Pool# A91165 5.00%, 02/01/40	21,501,139	22,871,620
Pool# A91538 4.50%, 03/01/40	5,563,307	5,755,359
Pool# G05894 4.50%, 04/01/40	5,811,718	6,017,794

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A93996 4.50%, 09/01/40	$4,651,513	$4,812,089
Pool# A95407 4.00%, 12/01/40	1,970,109	1,971,320
Pool# A96049 4.00%, 01/01/41	5,891,167	5,894,790
Pool# A96050 4.00%, 01/01/41	5,956,956	5,960,619
Pool# A97040 4.00%, 02/01/41	2,970,740	2,972,567
Freddie Mac Gold Pool TBA
4.00%, 07/15/26	3,000,000	3,122,343
4.50%, 07/15/26	7,200,000	7,618,500
4.00%, 07/15/41	1,000,000	999,062
4.50%, 07/15/41	9,000,000	9,296,721
5.00%, 07/15/41	6,000,000	6,365,628
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	2,121	2,499
Pool# 376510 7.00%, 05/15/24	4,921	5,718
Pool# 457801 7.00%, 08/15/28	6,677	7,782
Pool# 486936 6.50%, 02/15/29	5,488	6,262
Pool# 502969 6.00%, 03/15/29	19,824	22,253
Pool# 487053 7.00%, 03/15/29	8,009	9,343
Pool# 781014 6.00%, 04/15/29	15,238	17,117
Pool# 509099 7.00%, 06/15/29	4,574	5,336
Pool# 470643 7.00%, 07/15/29	18,097	21,112
Pool# 434505 7.50%, 08/15/29	694	816
Pool# 416538 7.00%, 10/15/29	1,014	1,183
Pool# 524269 8.00%, 11/15/29	9,783	10,593
Pool# 781124 7.00%, 12/15/29	32,296	37,658
Pool# 525561 8.00%, 01/15/30	2,446	2,596
Pool# 507396 7.50%, 09/15/30	98,329	115,703
Pool# 531352 7.50%, 09/15/30	9,537	11,222
Pool# 536334 7.50%, 10/15/30	1,158	1,363
Pool# 540659 7.00%, 01/15/31	1,121	1,310

28	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 486019 7.50%, 01/15/31	$2,460	$2,901
Pool# 535388 7.50%, 01/15/31	3,419	4,032
Pool# 537406 7.50%, 02/15/31	1,226	1,445
Pool# 528589 6.50%, 03/15/31	87,273	99,573
Pool# 508473 7.50%, 04/15/31	14,468	17,062
Pool# 544470 8.00%, 04/15/31	4,197	4,562
Pool# 781287 7.00%, 05/15/31	17,275	20,169
Pool# 549742 7.00%, 07/15/31	6,727	7,877
Pool# 781319 7.00%, 07/15/31	5,331	6,236
Pool# 485879 7.00%, 08/15/31	18,715	21,916
Pool# 572554 6.50%, 09/15/31	157,701	179,927
Pool# 555125 7.00%, 09/15/31	1,022	1,197
Pool# 781328 7.00%, 09/15/31	16,408	19,155
Pool# 550991 6.50%, 10/15/31	4,399	5,019
Pool# 571267 7.00%, 10/15/31	1,892	2,215
Pool# 574837 7.50%, 11/15/31	3,162	3,726
Pool# 555171 6.50%, 12/15/31	1,728	1,971
Pool# 781380 7.50%, 12/15/31	4,948	5,825
Pool# 781481 7.50%, 01/15/32	25,995	30,583
Pool# 580972 6.50%, 02/15/32	4,186	4,775
Pool# 781401 7.50%, 02/15/32	13,971	16,876
Pool# 781916 6.50%, 03/15/32	307,954	349,917
Pool# 552474 7.00%, 03/15/32	12,830	15,003
Pool# 781478 7.50%, 03/15/32	8,865	10,430
Pool# 781429 8.00%, 03/15/32	13,919	16,571
Pool# 781431 7.00%, 04/15/32	58,605	68,622

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 568715 7.00%, 05/15/32	$53,828	$62,947
Pool# 552616 7.00%, 06/15/32	69,708	81,517
Pool# 570022 7.00%, 07/15/32	82,607	96,602
Pool# 583645 8.00%, 07/15/32	7,411	8,785
Pool# 595077 6.00%, 10/15/32	38,514	43,119
Pool# 596657 7.00%, 10/15/32	6,402	7,486
Pool# 552903 6.50%, 11/15/32	307,656	351,017
Pool# 552952 6.00%, 12/15/32	39,263	43,958
Pool# 588192 6.00%, 02/15/33	20,419	22,861
Pool# 602102 6.00%, 02/15/33	31,293	35,035
Pool# 553144 5.50%, 04/15/33	173,075	191,626
Pool# 604243 6.00%, 04/15/33	86,078	96,372
Pool# 611526 6.00%, 05/15/33	31,561	35,335
Pool# 553320 6.00%, 06/15/33	94,176	105,438
Pool# 572733 6.00%, 07/15/33	11,442	12,810
Pool# 573916 6.00%, 11/15/33	83,675	93,682
Pool# 604788 6.50%, 11/15/33	219,394	250,109
Pool# 604875 6.00%, 12/15/33	176,674	197,802
Pool# 781688 6.00%, 12/15/33	177,576	198,811
Pool# 781690 6.00%, 12/15/33	75,297	84,302
Pool# 781699 7.00%, 12/15/33	29,133	34,101
Pool# 621856 6.00%, 01/15/34	57,690	64,517
Pool# 564799 6.00%, 03/15/34	443,716	496,916
Pool# 630038 6.50%, 08/15/34	133,203	152,101
Pool# 781804 6.00%, 09/15/34	230,775	258,131
Pool# 781847 6.00%, 12/15/34	214,769	240,229

2011 Semiannual Report	29

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 486921 5.50%, 02/15/35	$88,565	$97,864
Pool# 781902 6.00%, 02/15/35	181,645	202,687
Pool# 781933 6.00%, 06/15/35	30,890	34,535
Pool# 649454 5.50%, 09/15/35	1,026,506	1,134,289
Pool# 649510 5.50%, 10/15/35	1,452,245	1,604,731
Pool# 649513 5.50%, 10/15/35	2,007,783	2,218,600
Pool# 652207 5.50%, 03/15/36	1,531,797	1,689,285
Pool# 652539 5.00%, 05/15/36	124,609	135,305
Pool# 655519 5.00%, 05/15/36	176,532	191,684
Pool# 606308 5.50%, 05/15/36	227,079	250,425
Pool# 606314 5.50%, 05/15/36	106,326	117,258
Pool# 657912 6.50%, 08/15/36	53,719	61,189
Pool# 697957 4.50%, 03/15/39	18,401,693	19,498,127
Pool# 704630 5.50%, 07/15/39	369,915	407,485
Pool# 722292 5.00%, 09/15/39	7,495,216	8,133,871
Pool# 782803 6.00%, 11/15/39	6,368,532	7,100,249
Pool# 733312 4.00%, 09/15/40	237,968	242,963
Pool# 690662 4.00%, 01/15/41	152,927	156,137
Pool# 719486 4.00%, 01/15/41	109,965	112,273
Pool# 742244 4.00%, 01/15/41	604,734	617,427
Pool# 753826 4.00%, 01/15/41	184,490	188,334
Pool# 755958 4.00%, 01/15/41	660,703	674,571
Pool# 755959 4.00%, 01/15/41	492,500	502,915
Pool# 759075 4.00%, 01/15/41	473,486	483,498
Pool# 757555 4.00%, 02/15/41	78,431	80,090
Pool# 757557 4.00%, 02/15/41	121,583	124,135

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 759207 4.00%, 02/15/41	$886,252	$904,992
Pool# 738107 4.00%, 03/15/41	1,990,689	2,031,850
Ginnie Mae I Pool TBA
4.50%, 07/15/41	4,000,000	4,221,248
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	4,820,091	5,324,694
Pool# G2 4559 5.00%, 10/20/39	4,058,693	4,411,080
Pool# G24715 5.00%, 06/20/40	916,986	996,602
Pool# G24747 5.00%, 07/20/40	9,194,577	9,992,877
Pool# G24771 4.50%, 08/20/40	9,023,214	9,516,201
Pool# G24802 5.00%, 09/20/40	6,421,865	6,979,429
Pool# G24834 4.50%, 10/20/40	1,915,028	2,019,656
Pool# 737727 4.00%, 12/20/40	4,693,579	4,777,429
Pool# 737730 4.00%, 12/20/40	1,239,943	1,262,095
Pool# G2 4922 4.00%, 01/20/41	1,943,099	1,977,205
Pool# G2 5017 4.50%, 04/20/41	5,975,017	6,301,465
Ginnie Mae II Pool TBA
4.50%, 07/15/41	2,000,000	2,104,688
5.00%, 07/25/41	2,000,000	2,169,062

Total U.S. Government Mortgage Backed Agencies (cost $581,858,484)		597,459,102

Sovereign Bonds 2.7%
BRAZIL 0.2%
Brazilian Government International Bond
10.50%, 07/14/14	$700,000	886,550
7.13%, 01/20/37	2,105,000	2,599,675

		3,486,225

CANADA 0.6%
Canada Government International Bond,
2.38%, 09/10/14	2,915,000	3,033,265
Province of British Columbia Canada,
4.30%, 05/30/13	159,000	170,069

30	Semiannual Report 2011

Sovereign Bonds (continued)

	Principal Amount	Market Value

CANADA (continued)
Province of Nova Scotia Canada,
5.13%, 01/26/17	$885,000	$1,006,413
Province of Ontario Canada
4.38%, 02/15/13	428,000	453,144
4.10%, 06/16/14	2,470,000	2,675,304
4.50%, 02/03/15	667,000	735,927
4.75%, 01/19/16	295,000	328,868
2.30%, 05/10/16	500,000	502,577
Province of Quebec Canada
4.60%, 05/26/15	354,000	392,935
7.50%, 09/15/29	578,000	772,758

		10,071,260

CHILE 0.0%†
Chile Government International Bond,
5.50%, 01/15/13	177,000	188,416

CHINA 0.0%†
China Government International Bond,
4.75%, 10/29/13	295,000	318,859

COLOMBIA 0.1%
Colombia Government International Bond
7.38%, 03/18/19	900,000	1,121,850
7.38%, 09/18/37	225,000	283,500

		1,405,350

HUNGARY 0.1%
Hungary Government International Bond
6.25%, 01/29/20	500,000	528,000
6.38%, 03/29/21	300,000	316,500

		844,500

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	560,000	590,747
4.50%, 01/21/15	938,000	998,247
4.75%, 01/25/16 (b)	413,000	438,709
6.88%, 09/27/23	251,000	284,055
5.38%, 06/15/33	841,000	820,449

		3,132,207

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	692,832
5.13%, 01/15/20	1,000,000	1,080,000
6.75%, 09/27/34	1,496,000	1,739,100

		3,511,932

Sovereign Bonds (continued)

	Principal Amount	Market Value

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	$1,000,000	$1,097,000

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19 (b)	1,840,000	2,213,520

POLAND 0.0%†
Poland Government International Bond
5.00%, 10/19/15	224,000	242,480
6.38%, 07/15/19	250,000	285,625
5.13%, 04/21/21	200,000	206,750

		734,855

SOUTH AFRICA 0.0%†
South Africa Government International Bond
6.50%, 06/02/14	206,000	231,029
6.25%, 03/08/41	200,000	214,500

		445,529

SOUTH KOREA 0.0%†
Republic of Korea,
4.25%, 06/01/13	708,000	743,083

SUPRANATIONAL 1.1%
African Development Bank
2.50%, 03/15/16 (b)	500,000	514,325
Asian Development Bank,
2.63%, 02/09/15 (b)	3,710,000	3,879,732
Council Of Europe Development Bank,
1.50%, 01/15/15	200,000	201,076
European Bank for Reconstruction & Development,
2.50%, 03/15/16	500,000	514,552
European Investment Bank
4.25%, 07/15/13	3,000,000	3,212,484
3.00%, 04/08/14	1,260,000	1,324,791
4.63%, 05/15/14	895,000	983,325
3.13%, 06/04/14	450,000	475,964
4.63%, 10/20/15	2,325,000	2,596,297
2.50%, 05/16/16	675,000	690,965
5.13%, 09/13/16	350,000	400,146
5.13%, 05/30/17	325,000	373,311
4.00%, 02/16/21	500,000	520,323
Inter-American Development Bank
3.00%, 04/22/14	275,000	290,999
2.25%, 07/15/15	750,000	766,754
5.13%, 09/13/16	235,000	269,608

2011 Semiannual Report	31

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
Inter-American Development Bank (continued)
6.80%, 10/15/25	$413,000	$531,055
International Bank for Reconstruction & Development
1.13%, 08/25/14	1,600,000	1,608,851
7.63%, 01/19/23	973,000	1,328,050

		20,482,608

Total Sovereign Bonds (cost $46,307,055)		48,675,344

U.S. Government Sponsored & Agency Obligations 6.6%
Fannie Mae
1.75%, 08/10/12 (b)	2,770,000	2,812,979
0.50%, 10/30/12	3,000,000	3,004,890
1.50%, 06/26/13	7,680,000	7,833,446
1.25%, 08/20/13	8,500,000	8,616,195
1.45%, 01/24/14	9,600,000	9,660,394
2.50%, 05/15/14 (b)	4,800,000	5,010,653
3.00%, 09/16/14 (b)	5,325,000	5,653,196
4.63%, 10/15/14	1,779,000	1,979,600
4.38%, 10/15/15	1,618,000	1,793,004
3.00%, 09/01/16	3,600,000	3,651,880
5.38%, 06/12/17	7,995,000	9,305,181
Federal Farm Credit Bank
4.88%, 01/17/17	695,000	790,963
Federal Home Loan Banks
0.88%, 08/22/12	10,000,000	10,059,350
3.63%, 10/18/13	5,000,000	5,336,570
4.88%, 05/17/17 (b)	1,125,000	1,286,000
5.25%, 06/05/17	7,000,000	8,084,419
5.50%, 07/15/36	1,500,000	1,647,069
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	25,484
Freddie Mac
5.13%, 07/15/12	6,091,000	6,399,802
0.38%, 11/30/12	2,000,000	1,999,606
4.13%, 12/21/12 (b)	3,610,000	3,805,709
0.63%, 12/28/12 (b)	3,260,000	3,270,914
4.38%, 07/17/15	7,214,000	8,000,780
3.75%, 03/27/19 (b)	1,870,000	1,978,698
6.75%, 09/15/29 (b)	557,000	708,809
6.25%, 07/15/32	1,245,000	1,535,329
Tennessee Valley Authority
6.25%, 12/15/17	50,000	60,472
4.50%, 04/01/18	4,635,000	5,131,043
4.88%, 01/15/48	500,000	495,859

Total U.S. Government Sponsored & Agency Obligations (cost $114,477,014)		119,938,294

U.S. Treasury Bonds 5.1%

	Principal Amount	Market Value

U.S. Treasury Bonds
3.50%, 02/15/39	$2,285,000	$1,962,244
3.88%, 08/15/40	1,000,000	915,625
4.25%, 05/15/39	5,595,000	5,488,348
4.25%, 11/15/40	3,400,000	3,323,500
4.38%, 11/15/39	8,245,000	8,248,867
4.38%, 05/15/40	2,600,000	2,598,388
4.38%, 05/15/41	6,900,000	6,889,236
4.50%, 02/15/36 (b)	2,620,000	2,707,608
4.50%, 08/15/39	2,380,000	2,433,550
4.63%, 02/15/40	7,395,000	7,710,441
4.75%, 02/15/41	7,400,000	7,865,971
5.00%, 05/15/37	305,000	338,788
5.38%, 02/15/31	5,337,000	6,255,129
6.25%, 08/15/23	17,181,000	21,795,713
6.88%, 08/15/25	1,613,000	2,168,477
8.00%, 11/15/21 (b)	3,710,000	5,282,691
8.13%, 08/15/19 (b)	1,900,000	2,659,257
8.50%, 02/15/20 (b)	2,138,000	3,072,039
8.75%, 05/15/17 (b)	124,000	170,219

Total U.S. Treasury Bonds (cost $89,741,546)		91,886,091

U.S. Treasury Notes 25.7%
U.S. Treasury Notes
0.38%, 09/30/12 (b)	4,100,000	4,104,645
0.38%, 10/31/12 (b)	16,600,000	16,616,218
0.50%, 05/31/13	20,000,000	20,021,100
0.50%, 10/15/13 (b)	11,000,000	10,982,818
0.63%, 06/30/12 (b)	—	0
1.13%, 12/15/12 (b)	15,000,000	15,169,335
1.25%, 08/31/15 (b)	14,800,000	14,734,096
1.25%, 09/30/15	6,700,000	6,656,557
1.38%, 09/15/12 (b)	27,540,000	27,901,462
1.38%, 11/15/12 (b)	15,000,000	15,216,210
1.38%, 02/15/13 (b)	7,415,000	7,532,884
1.38%, 03/15/13 (b)	11,200,000	11,383,792
1.38%, 11/30/15 (b)	7,000,000	6,965,546
1.75%, 08/15/12 (b)	13,169,000	13,389,173
1.75%, 03/31/14 (b)	7,655,000	7,867,901
1.75%, 07/31/15 (b)	9,860,000	10,027,127
1.88%, 06/15/12 (b)	—	0
1.88%, 02/28/14 (b)	15,000,000	15,467,580
1.88%, 04/30/14 (b)	10,525,000	10,853,906
1.88%, 08/31/17 (b)	5,000,000	4,900,000
2.00%, 04/30/16	9,000,000	9,136,440
2.13%, 11/30/14 (b)	5,230,000	5,424,493
2.13%, 02/29/16 (b)	3,500,000	3,583,125
2.25%, 05/31/14 (b)	14,000,000	14,593,908
2.25%, 11/30/17	4,400,000	4,387,280
2.38%, 08/31/14 (b)	1,302,000	1,362,319
2.38%, 09/30/14	5,605,000	5,865,980
2.38%, 02/28/15	5,225,000	5,458,505

32	Semiannual Report 2011

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.38%, 03/31/16	$2,000,000	$2,069,218
2.38%, 05/31/18	8,000,000	7,957,520
2.50%, 04/30/15 (b)	7,475,000	7,839,406
2.50%, 06/30/17	3,530,000	3,598,394
2.63%, 08/15/20 (b)	15,500,000	15,003,520
2.75%, 05/31/17	5,665,000	5,861,949
3.00%, 09/30/16	2,460,000	2,601,642
3.00%, 02/28/17 (b)	2,475,000	2,604,165
3.13%, 05/15/21	8,000,000	7,977,520
3.25%, 06/30/16 (b)	6,135,000	6,582,186
3.25%, 12/31/16 (b)	12,650,000	13,494,982
3.38%, 11/15/19 (b)	17,360,000	18,097,800
3.50%, 05/15/20	25,400,000	26,517,092
3.63%, 08/15/19 (b)	26,080,000	27,787,432
3.63%, 02/15/20	6,430,000	6,802,239
4.00%, 02/15/15	3,250,000	3,582,111
4.13%, 05/15/15 (b)	1,748,000	1,939,597
4.25%, 09/30/12	7,000,000	7,345,625
4.25%, 11/15/17 (b)	3,710,000	4,158,680
4.50%, 11/15/15	6,372,000	7,193,389
4.50%, 05/15/17	5,775,000	6,552,823
4.63%, 02/15/17 (b)	6,365,000	7,262,567

Total U.S. Treasury Notes (cost $450,167,810)		462,432,257

Yankee Dollars 0.7%
Chemicals 0.0%†
Agrium, Inc.,
6.13%, 01/15/41	150,000	156,434
Potash Corp of Saskatchewan, Inc.
4.88%, 03/01/13	165,000	175,808
5.88%, 12/01/36	125,000	129,121

		461,363

Commercial Banks 0.1%
BBVA US Senior SAU,
3.25%, 05/16/14	600,000	593,359
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	151,969

		745,328

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	422,766
ORIX Corp.,
5.00%, 01/12/16	200,000	207,544

		630,310

Yankee Dollars (continued)

	Principal Amount	Market Value

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	$220,000	$303,453
8.88%, 03/01/26	156,000	222,160

		525,613

Energy Equipment & Services 0.1%
Encana Corp.
4.75%, 10/15/13	339,000	364,769
6.50%, 08/15/34	350,000	370,837
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	81,110

		816,716

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	80,000	92,246
Rio Tinto Alcan, Inc.,
4.50%, 05/15/13	372,000	394,890
Teck Resources Ltd.
3.85%, 08/15/17	100,000	101,538
4.50%, 01/15/21	300,000	302,400
Xstrata Canada Corp.,
6.20%, 06/15/35	177,000	183,315

		1,074,389

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	280,000	308,814
Enbridge, Inc.,
5.60%, 04/01/17	1,500,000	1,683,174
Nexen, Inc.
5.88%, 03/10/35	133,000	125,939
6.40%, 05/15/37	350,000	349,130
Petro-Canada,
5.95%, 05/15/35	271,000	276,229
Statoil ASA,
6.80%, 01/15/28	650,000	770,046
Suncor Energy, Inc.,
6.10%, 06/01/18	805,000	915,515
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	156,079
5.75%, 05/15/35	350,000	349,566
TransCanada PipeLines Ltd.,
5.85%, 03/15/36	750,000	783,183

		5,717,675

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV,
1.70%, 03/21/14	400,000	402,218

2011 Semiannual Report	33

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	$1,035,000	$1,097,202
6.90%, 07/15/28	242,000	288,739
6.20%, 06/01/36	236,000	264,850

		1,650,791

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	104,202

Total Yankee Dollars (cost $11,242,518)		12,128,605

Mutual Fund 5.2%

	Shares	Market Value

Money Market Fund 5.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (g)	93,625,547	$93,625,547

Total Mutual Fund (cost $93,625,547)		93,625,547

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/2011, due 07/01/2011, repurchase price $8,206,889, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 15.00%, maturing 08/20/2011 - 06/15/2041; total market value $8,371,020. (h)	$8,206,883	$8,206,883

Total Repurchase Agreement (cost $8,206,883)		8,206,883

Total Investments (cost $1,805,636,833) (i) — 103.7%		1,868,979,735

Liabilities in excess of other assets — (3.7)%		(67,462,953)

NET ASSETS — 100.0%		$1,801,516,782

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $334,753,849, which was collateralized by a repurchase agreement with a value of $8,206,883 and $334,753,849 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.38% to 7.50% and maturity dates ranging from 01/01/17 to 04/16/50, a total value of $341,681,586.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $6,257,911 which represents 0.35% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2011.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date reflects the next call date.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of June 30, 2011.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $8,206,883.

(i)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AEC	Aruba Exempt Corporation

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company LLC

Limited	Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

34	Semiannual Report 2011

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	35

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Bond Index Fund
Assets:
Investments in affiliates, at value (cost $61,405)	$98,648
Investments in non-affiliates, at value* (cost $1,797,368,545)	1,860,674,204
Repurchase agreement, at value and cost	8,206,883

Total Investments	1,868,979,735

Cash	237
Interest and dividends receivable	12,433,919
Security lending income receivable	13,074
Receivable for investments sold	16,495,280
Receivable for capital shares issued	1,617,341
Reclaims receivable	19,871
Prepaid expenses	21,205

Total Assets	1,899,580,662

Liabilities:
Payable for investments purchased	87,737,278
Payable for capital shares redeemed	1,712,582
Payable upon return of securities loaned (Note 2)	8,206,883
Accrued expenses and other payables:
Investment advisory fees	274,612
Fund administration fees	41,159
Accounting and transfer agent fees	26,797
Custodian fees	9,842
Compliance program costs (Note 3)	1,235
Professional fees	33,814
Printing fees	9,641
Other	10,037

Total Liabilities	98,063,880

Net Assets	$1,801,516,782

Represented by:
Capital	$1,735,215,670
Accumulated distributions in excess of net investment income	(1,470,254)
Accumulated net realized gains from investment transactions	4,428,464
Net unrealized appreciation/(depreciation) from investments in affiliates	37,243
Net unrealized appreciation/(depreciation) from investments in non-affiliates	63,305,659

Net Assets	$1,801,516,782

Net Assets:
Class Y Shares	$1,801,516,782

Total	$1,801,516,782

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	171,830,836

Total	171,830,836

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.48

*	Includes value of securities on loan of $334,753,849 (Note 2)

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$28,538,565
Income from securities lending (Note 2)	84,928
Dividend income	41,034
Interest income from affiliates	3,529
Other income	1,854
Foreign tax withholding	(2,544)

Total Income	28,667,366

EXPENSES:
Investment advisory fees	1,806,415
Fund administration fees	247,323
Professional fees	44,870
Printing fees	7,186
Trustee fees	29,259
Custodian fees	32,362
Accounting and transfer agent fees	34,323
Compliance program costs (Note 3)	3,122
Other	13,411

Total expenses before earnings credit and fees waived	2,218,271

Earnings credit (Note 5)	(1,024)
Investment advisory fees waived (Note 3)	(196,150)

Net Expenses	2,021,097

NET INVESTMENT INCOME	26,646,269

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions from non-affiliates	5,980,333

Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,911
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	9,599,089

Net change in unrealized appreciation/(depreciation) from investments	9,601,000

Net realized/unrealized gains from affiliated and non-affiliated investments	15,581,333

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$42,227,602

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	37

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$26,646,269	$51,822,949
Net realized gains from investment transactions	5,980,333	14,096,563
Net change in unrealized appreciation from investments	9,601,000	26,662,648

Change in net assets resulting from operations	42,227,602	92,582,160

Distributions to Shareholders From:
Net investment income:
Class Y	(31,328,474)	(53,975,216)
Net realized gains:
Class Y	—	(10,036,736)

Change in net assets from shareholder distributions	(31,328,474)	(64,011,952)

Change in net assets from capital transactions	158,035,860	139,104,731

Change in net assets	168,934,988	167,674,939

Net Assets:
Beginning of period	1,632,581,794	1,464,906,855

End of period	$1,801,516,782	$1,632,581,794

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,470,254)	$3,211,951

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$214,493,982	$212,761,349
Dividends reinvested	31,328,474	64,011,952
Cost of shares redeemed	(87,786,596)	(137,668,570)

Total Class Y	158,035,860	139,104,731

Change in net assets from capital transactions	$158,035,860	$139,104,731

SHARE TRANSACTIONS:
Class Y Shares
Issued	20,487,125	20,133,464
Reinvested	2,997,618	6,141,256
Redeemed	(8,399,369)	(13,068,814)

Total Class Y Shares	15,085,374	13,205,906

Total change in shares	15,085,374	13,205,906

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Asset(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.42	0.17	0.09	0.26	(0.20)	–	(0.20)	$10.48	2.48%	$1,801,516,782	0.25%	3.23%	0.27%	47.41%
Year Ended December 31, 2010(e)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%	$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009(e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%	$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(f)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007(g)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(e)	Per share calculations were performed using average shares method.
(f)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.
(g)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	39

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by other unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

40	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security in principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflects such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,769,761	$—	$2,769,761
Commercial Mortgage Backed Securities	—	39,909,784	—	39,909,784
Corporate Bonds	—	378,015,205	—	378,015,205
Municipal Bonds	—	13,932,862	—	13,932,862
Mutual Fund	93,625,547	—	—	93,625,547
Repurchase Agreement	—	8,206,883	—	8,206,883
Sovereign Bonds	—	48,675,344	—	48,675,344
U.S. Government Mortgage Backed Agencies	—	597,459,102	—	597,459,102
U.S. Government Sponsored & Agency Obligations	—	119,938,294	—	119,938,294
U.S. Treasury Bonds	—	91,886,091	—	91,886,091
U.S. Treasury Notes	—	462,432,257	—	462,432,257
Yankee Dollars	—	12,128,605	—	12,128,605
Total	$93,625,547	$1,775,354,188	$—	$1,868,979,735
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between level 1 and 2.

2011 Semiannual Report	41

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment advisor or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$334,753,849	$341,681,586	*
*	Includes $333,474,703 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.38% to 7.50% and maturity dates ranging from 01/01/2017 to 04/16/2050.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

42	Semiannual Report 2011

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

2011 Semiannual Report	43

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $251,418 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32% for all share classes until at least April 30, 2012. Pursuant to the Expense Limitation Agreement, the expense ratio for Class Y shares of the Fund did not exceed 4.00% through March 1, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, there were no cumulative potential reimbursements.

During the six months ended June 30, 2011, no amount was reimbursed pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $196,150, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

44	Semiannual Report 2011

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $3,122.

4.  Investments in Affiliated Issuers

The Fund invests in affiliated issuers. The Fund’s transactions in the shares of affiliated issuers during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
Nationwide Financial Services, Inc.	$96,732	$—	$—	$3,529	$—	$98,648

Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Semiannual Report	45

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $915,885,618 and sales of $779,447,640 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $90,353,937 and sales of $84,521,605 of U.S. Government Securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,807,026,990	$66,088,737	$(4,135,992)	$61,952,745

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

46	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	47

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

48	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	49

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

50	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	51

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

52	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	53

NVIT CardinalSM Aggressive Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Cardinal Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Aggressive Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class I Shares	Actual		1,000.00	1,052.90	1.68	0.33
	Hypothetical	[c]	1,000.00	1,023.16	1.66	0.33
Class II Shares	Actual		1,000.00	1,052.50	2.14	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Cardinal Aggressive Fund

Asset Allocation
Equity Funds	95.6%
Fixed Income Funds	4.5%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT Multi-Manager Large Cap Growth Fund, Class Y	20.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	20.0%
NVIT Multi-Manager International Growth Fund, Class Y	14.9%
NVIT Multi-Manager International Value Fund, Class Y	14.4%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.7%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.4%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.1%
NVIT Core Plus Bond Fund, Class Y	2.3%
NVIT Core Bond Fund, Class Y	2.2%
NVIT Multi-Manager Small Company Fund, Class Y	2.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	523,335	$5,385,116
NVIT Multi-Manager International Value Fund, Class Y (a)	493,956	5,235,934
NVIT Multi-Manager Large Cap Growth Fund, Class Y *(a)	714,682	7,275,460
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	774,482	7,233,658
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	247,958	2,821,765
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	254,158	2,777,947
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	91,552	1,604,904
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	137,685	1,504,901
NVIT Multi-Manager Small Company Fund, Class Y (a)	39,901	747,754

Total Equity Funds (cost $30,931,790)		34,587,439

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 4.5%
NVIT Core Bond Fund, Class Y (a)	75,783	$812,390
NVIT Core Plus Bond Fund, Class Y (a)	72,679	821,270

Total Fixed Income Funds (cost $1,630,347)		1,633,660

Total Mutual Funds (cost $32,562,137)		36,221,099

Total Investments (cost $32,562,137) (b) — 100.1%		36,221,099

Liabilities in excess of other assets — (0.1)%		(19,393)

NET ASSETS — 100.0%		$36,201,706

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund
Assets:
Investments in affiliates, at value (cost $32,562,137)	$36,221,099
Receivable for capital shares issued	14,376
Prepaid expenses	1,538

Total Assets	36,237,013

Liabilities:
Payable for investments purchased	14,161
Payable for capital shares redeemed	215
Accrued expenses and other payables:
Investment advisory fees	1,526
Fund administration fees	3,918
Distribution fees	2,191
Administrative servicing fees	1,433
Accounting and transfer agent fees	943
Trustee fees	140
Custodian fees	79
Compliance program costs (Note 3)	27
Professional fees	4,878
Printing fees	5,606
Other	190

Total Liabilities	35,307

Net Assets	$36,201,706

Represented by:
Capital	$31,312,333
Accumulated distributions in excess of net investment income	(178)
Accumulated net realized gains from investment transactions with affiliates	1,230,589
Net unrealized appreciation/(depreciation) from investments in affiliates	3,658,962

Net Assets	$36,201,706

Net Assets:
Class I Shares	$5,551,849
Class II Shares	30,649,857

Total	$36,201,706

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	597,435
Class II Shares	3,300,798

Total	3,898,233

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.29
Class II Shares	$9.29

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$107,641
Other income from non-affiliates	20

Total Income	107,661

EXPENSES:
Investment advisory fees	33,616
Fund administration fees	24,419
Distribution fees Class II Shares	35,804
Administrative servicing fees Class I Shares	1,243
Administrative servicing fees Class II Shares	7,161
Professional fees	6,607
Printing fees	5,073
Trustee fees	399
Custodian fees	556
Compliance program costs (Note 3)	58
Other	1,841

Total expenses before earnings credit, fees waived and expenses reimbursed	116,777

Earnings credit (Note 5)	(14)
Distribution fees waived — Class II (Note 3)	(22,915)
Expenses reimbursed by adviser (Note 3)	(25,446)

Net Expenses	68,402

NET INVESTMENT INCOME	39,259

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	755,351
Net change in unrealized appreciation/(depreciation) from investments in affiliates	881,327

Net realized/unrealized gains from affiliated investments	1,636,678

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,675,937

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Cardinal Aggressive Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$39,259	$165,699
Net realized gains from investment transactions	755,351	2,730,560
Net change in unrealized appreciation from investments	881,327	468,127

Change in net assets resulting from operations	1,675,937	3,364,386

Distributions to Shareholders From:
Net investment income:
Class I	(71,393)	(12,151)
Class II	(386,215)	(53,354)
Net realized gains:
Class I	–	(309,459)
Class II	–	(1,781,739)

Change in net assets from shareholder distributions	(457,608)	(2,156,703)

Change in net assets from capital transactions	5,245,351	13,506,197

Change in net assets	6,463,680	14,713,880

Net Assets:
Beginning of period	29,738,026	15,024,146

End of period	$36,201,706	$29,738,026

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(178)	$418,171

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,349,280	$2,595,339
Dividends reinvested	71,393	321,610
Cost of shares redeemed	(442,853)	(661,751)

Total Class I	977,820	2,255,198

Class II Shares
Proceeds from shares issued	6,561,468	20,065,897
Dividends reinvested	386,215	1,835,093
Cost of shares redeemed	(2,680,152)	(10,649,991)

Total Class II	4,267,531	11,250,999

Change in net assets from capital transactions	$5,245,351	$13,506,197

SHARE TRANSACTIONS:
Class I Shares
Issued	144,942	298,909
Reinvested	7,874	36,060
Redeemed	(48,052)	(77,262)

Total Class I Shares	104,764	257,707

Class II Shares
Issued	714,615	2,285,522
Reinvested	42,641	205,831
Redeemed	(289,878)	(1,209,580)

Total Class II Shares	467,378	1,281,773

Total change in shares	572,142	1,539,480

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.95	0.02	0.45	0.47	(0.13)	–	–	(0.13)	$9.29	5.29%	$5,551,849	0.33%	0.33%	0.48%	7.39%
Year Ended December 31, 2010(e)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	–	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.07	1.84	1.91	(0.07)	–	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73)%	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.94	0.01	0.47	0.48	(0.13)	–	–	(0.13)	$9.29	5.25%	$30,649,857	0.42%	0.22%	0.73%	7.39%
Year Ended December 31, 2010(e)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	–	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.06	1.85	1.91	(0.07)	–	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76)%	$5,666,187	0.41%	1.03%	1.20%	26.73%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs ( Level 3 measurements) when the market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management and investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of the foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$36,221,099	$—	$—	$36,221,099
Total	$36,221,099	$—	$—	$36,221,099
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

12	Semiannual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. Federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s Investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of The Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$21,329	$32,383	$50,958	$25,446	$130,116
(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

14	Semiannual Report 2011

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $58.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $22,915.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $8,404 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$672,502	$189,579	$63,107	$8,574	$2,046	$812,390
NVIT Core Plus Bond Fund, Class Y	678,646	192,859	63,107	11,854	2,385	821,270
NVIT Multi-Manager International Growth Fund, Class Y	4,405,647	1,106,353	377,886	24,026	126,987	5,385,116
NVIT Multi-Manager International Value Fund, Class Y	4,314,642	1,104,087	379,402	14,358	84,299	5,235,934
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5,981,455	1,440,636	503,342	–	148,753	7,275,460
NVIT Multi-Manager Large Cap Value Fund, Class Y	6,016,611	1,485,150	506,374	29,710	149,094	7,233,658
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,303,133	541,164	188,943	–	70,731	2,821,765
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,267,548	553,490	189,701	8,625	65,757	2,777,947
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1,245,802	285,907	100,214	–	42,302	1,604,904
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,249,400	300,015	101,730	6,706	42,195	1,504,901
NVIT Multi-Manager Small Company Fund, Class Y	625,497	148,591	50,486	3,788	20,802	747,754

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for

16	Semiannual Report 2011

those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $7,347,831 and sales of $2,524,292 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquidity secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$33,670,463	$2,550,636	$(—)	$2,550,636

Amount designated as “—” is zero or has been rounded to zero.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

20	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT CardinalSM Balanced Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Cardinal Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Balanced Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class I Shares	Actual	1,000.00	1,037.60	1.47	0.29
	Hypothetical[c]	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	1,000.00	1,037.30	1.92	0.38
	Hypothetical[c]	1,000.00	1,022.91	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Cardinal Balanced Fund

Asset Allocation
Equity Funds	52.7%
Fixed Income Funds	43.5%
Money Market Fund	3.8%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †
NVIT Short-Term Bond Fund, Class Y	15.0%
NVIT Core Plus Bond Fund, Class Y	14.3%
NVIT Core Bond Fund, Class Y	14.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	13.2%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.1%
NVIT Multi-Manager International Growth Fund, Class Y	6.2%
NVIT Multi-Manager International Value Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.3%
NVIT Money Market Fund, Class Y	3.8%
Other Holdings	3.4%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 52.7%
NVIT Multi-Manager International Growth Fund, Class Y (a)	7,838,929	$80,662,576
NVIT Multi-Manager International Value Fund, Class Y (a)	7,406,289	78,506,658
NVIT Multi-Manager Large Cap Growth Fund, Class Y* (a)	16,693,533	169,940,170
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	18,094,232	169,000,122
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	6,157,455	70,071,835
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	6,323,966	69,120,952
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	854,243	14,974,883
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,291,497	14,116,066
NVIT Multi-Manager Small Company Fund, Class Y (a)	745,310	13,967,115

Total Equity Funds (cost $566,437,571)		680,360,377

Fixed Income Funds 43.5%
NVIT Core Bond Fund, Class Y (a)	17,057,541	182,856,844
NVIT Core Plus Bond Fund, Class Y (a)	16,356,287	184,826,043
NVIT Short-Term Bond Fund, Class Y (a)	18,662,671	193,905,150

Total Fixed Income Funds (cost $549,649,183)		561,588,037

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 3.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	48,435,794	$48,435,794

Total Money Market Fund (cost $48,435,794)		48,435,794

Total Mutual Funds (cost $1,164,522,548)		1,290,384,208

Total Investments (cost $1,164,522,548) (c) — 100.0%		1,290,384,208

Liabilities in excess of other assets — 0.0%‡		(383,409)

NET ASSETS — 100.0%		$1,290,000,799

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,164,522,548)	$1,290,384,208
Receivable for capital shares issued	2,494,061
Prepaid expenses	10,416

Total Assets	1,292,888,685

Liabilities:
Payable for investments purchased	2,413,549
Payable for capital shares redeemed	80,512
Accrued expenses and other payables:
Investment advisory fees	206,107
Fund administration fees	26,260
Distribution fees	82,349
Administrative servicing fees	47,922
Accounting and transfer agent fees	3,250
Trustee fees	721
Custodian fees	1,576
Compliance program costs (Note 3)	704
Professional fees	7,231
Printing fees	7,660
Other	10,045

Total Liabilities	2,887,886

Net Assets	$1,290,000,799

Represented by:
Capital	$1,155,715,957
Accumulated distributions in excess of net investment income	(14,310)
Accumulated net realized gains from investment transactions with affiliates	8,437,492
Net unrealized appreciation/(depreciation) from investments in affiliates	125,861,660

Net Assets	$1,290,000,799

Net Assets:
Class I Shares	$142,277,458
Class II Shares	1,147,723,341

Total	$1,290,000,799

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,355,525
Class II Shares	107,884,540

Total	121,240,065

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.65
Class II Shares	$10.64

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$8,164,060
Other income from non-affiliates	662

Total Income	8,164,722

EXPENSES:
Investment advisory fees	1,173,422
Fund administration fees	150,599
Distribution fees Class II Shares	1,291,842
Administrative servicing fees Class I Shares	34,985
Administrative servicing fees Class II Shares	258,376
Professional fees	29,746
Printing fees	5,011
Trustee fees	17,483
Custodian fees	18,573
Accounting and transfer agent fees	200
Compliance program costs (Note 3)	2,457
Other	9,998

Total expenses before earnings credit and fees waived	2,992,692

Earnings credit (Note 5)	(1)
Distribution fees waived — Class II (Note 3)	(826,788)

Net Expenses	2,165,903

NET INVESTMENT INCOME	5,998,819

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	101,973
Net change in unrealized appreciation/(depreciation) from investments in affiliates	36,405,337

Net realized/unrealized gains from affiliated investments	36,507,310

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$42,506,129

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Cardinal Balanced Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$5,998,819	$9,192,585
Net realized gains from investment transactions	101,973	17,909,280
Net change in unrealized appreciation from investments	36,405,337	48,647,373

Change in net assets resulting from operations	42,506,129	75,749,238

Distributions to Shareholders From:
Net investment income:
Class I	(2,376,188)	(36,103)
Class II	(17,184,462)	(5,607,494)

Change in net assets from shareholder distributions	(19,560,650)	(5,643,597)

Change in net assets from capital transactions	196,022,993	573,582,564

Change in net assets	218,968,472	643,688,205

Net Assets:
Beginning of period	1,071,032,327	427,344,122

End of period	$1,290,000,799	$1,071,032,327

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(14,310)	$13,547,521

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,158,125	$131,815,733
Dividends reinvested	2,376,188	36,103
Cost of shares redeemed	(1,870,375)	(1,226,633)

Total Class I	1,663,938	130,625,203

Class II Shares
Proceeds from shares issued	182,292,518	440,283,558
Dividends reinvested	17,184,462	5,607,494
Cost of shares redeemed	(5,117,925)	(2,933,691)

Total Class II	194,359,055	442,957,361

Change in net assets from capital transactions	$196,022,993	$573,582,564

SHARE TRANSACTIONS:
Class I Shares
Issued	108,477	13,072,363
Reinvested	226,664	3,732
Redeemed	(175,947)	(126,277)

Total Class I Shares	159,194	12,949,818

Class II Shares
Issued	17,180,079	44,721,273
Reinvested	1,642,078	580,555
Redeemed	(483,131)	(302,834)

Total Class II Shares	18,339,026	44,998,994

Total change in shares	18,498,220	57,948,812

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.44	0.06	0.33	0.39	(0.18)	–	–	(0.18)	$10.65	3.76%	$142,277,458	0.29%	1.06%	0.29%	0.16%
Year Ended December 31, 2010(e)	$9.55	0.41	0.58	0.99	(0.10)	–	–	(0.10)	$10.44	10.46%	$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009(e)	$8.12	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10)%	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.42	0.05	0.35	0.40	(0.18)	–	–	(0.18)	$10.64	3.73%	$1,147,723,341	0.38%	1.02%	0.54%	0.16%
Year Ended December 31, 2010(e)	$9.54	0.14	0.83	0.97	(0.09)	–	–	(0.09)	$10.42	10.41%	$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009(e)	$8.11	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23)%	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “—” are zero or have been rounded to zero.

(a) Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment advisor or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuation determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade and that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,290,384,208	$—	$—	$1,290,384,208
Total	$1,290,384,208	$—	$—	$1,290,384,208
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

12	Semiannual Report 2011

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until at least April 30, 2012.
NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$19,606	$—	$—	$—	$19,606

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

14	Semiannual Report 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provides to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $2,457.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $826,788.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $293,361 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund, in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

4.  Investments in Affiliate Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$151,850,665	$28,356,026	$282,104	$1,926,721	$16,484	$182,856,844
NVIT Core Plus Bond Fund, Class Y	153,213,427	29,091,357	282,104	2,662,052	30,873	184,826,043
NVIT Short-Term Bond Fund, Class Y	163,840,171	30,066,582	300,911	1,960,689	12,572	193,905,150
NVIT Money Market Fund, Class Y	41,377,841	7,133,181	75,228	—	—	48,435,794
NVIT Multi-Manager International Growth Fund, Class Y	66,137,734	10,930,751	112,841	359,029	9,691	80,662,576
NVIT Multi-Manager International Value Fund, Class Y	64,937,338	10,872,338	112,841	215,249	9,583	78,506,658
NVIT Multi-Manager Large Cap Growth Fund, Class Y	140,029,065	21,896,372	235,087	—	(762)	169,940,170
NVIT Multi-Manager Large Cap Value Fund, Class Y	140,971,953	22,845,510	235,087	693,039	(936)	169,000,122
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	57,390,773	8,639,036	94,035	—	11,036	70,071,835
NVIT Multi-Manager Mid Cap Value Fund, Class Y	56,617,627	9,024,074	94,035	214,305	4,131	69,120,952
NVIT Multi-Manager Small Cap Growth Fund, Class Y	11,635,426	1,761,954	18,807	—	2,060	14,974,883
NVIT Multi-Manager Small Cap Value Fund, Class Y	11,692,844	1,909,715	18,807	62,395	2,669	14,116,066
NVIT Multi-Manager Small Company Fund, Class Y	11,703,298	1,832,535	18,807	70,581	4,572	13,967,115

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

16	Semiannual Report 2011

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $184,359,431 and sales of $1,880,694 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment at interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,172,943,163	$117,441,045	$(—)	$117,441,045

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT CardinalSM Capital Appreciation Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’)
investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for
informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are
designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance
that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies,
(iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds
Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions
expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

2

Semiannual Report 2011

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial
Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is
Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King
of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds
Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report

3

  Shareholder
 Expense
Example

NVIT Cardinal Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a
$1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense
Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Capital Appreciation Fund

Beginning Account Value($) 01/01/11

Ending Account Value($) 06/30/11

Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]

Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]

Class I Shares

Actual

1,000.00

1,045.60

1.47

0.29

Hypothetical
[c]

1,000.00

1,023.36

1.45

0.29

Class II Shares

Actual

1,000.00

1,044.20

1.93

0.38

Hypothetical
[c]

1,000.00

1,022.91

1.91

0.38

a
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

c
Represents the hypothetical 5% return before expenses.

4

Semiannual Report 2011

  Portfolio Summary
June 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Asset Allocation

Equity Funds

71.9
%

Fixed Income Funds

26.2
%

Money Market Fund

1.9
%

Liabilities in excess of other assets ‡

0.0
%

100.0
%

Top Holdings †

NVIT Multi-Manager Large Cap Growth Fund, Class Y

16.4
%

NVIT Multi-Manager Large Cap Value Fund, Class Y

16.3
%

NVIT Multi-Manager International Growth Fund, Class Y

10.2
%

NVIT Multi-Manager International Value Fund, Class Y

9.9
%

NVIT Core Plus Bond Fund, Class Y

9.4
%

NVIT Core Bond Fund, Class Y

9.4
%

NVIT Short-Term Bond Fund, Class Y

7.4
%

NVIT Multi-Manager Mid Cap Growth Fund, Class Y

6.9
%

NVIT Multi-Manager Mid Cap Value Fund, Class Y

6.8
%

NVIT Multi-Manager Small Cap Growth Fund, Class Y

2.2
%

Other Holdings

5.1
%

100.0
%

‡
Amount rounds to less than 0.1%.

†
Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report

5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0%

Shares

Market Value

Equity Funds 71.9%

NVIT Multi-Manager International Growth Fund, Class Y (a)

17,956,737

$
184,774,824

NVIT Multi-Manager International Value Fund, Class Y (a)

16,986,902

180,061,166

NVIT Multi-Manager Large Cap Growth Fund, Class Y *(a)

29,303,225

298,306,834

NVIT Multi-Manager Large Cap Value Fund, Class Y (a)

31,747,280

296,519,600

NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)

10,961,565

124,742,608

NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)

11,249,427

122,956,232

NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)

2,327,470

40,800,543

NVIT Multi-Manager Small Cap Value Fund, Class Y (a)

3,527,368

38,554,128

NVIT Multi-Manager Small Company Fund, Class Y (a)

1,018,605

19,088,660

Total Equity Funds (cost $1,115,278,270)

1,305,804,595

Fixed Income Funds 26.2%

NVIT Core Bond Fund, Class Y (a)

15,801,949

169,396,896

NVIT Core Plus Bond Fund, Class Y (a)

15,134,620

171,021,204

NVIT Short-Term Bond Fund, Class Y (a)

12,972,215

134,781,315

Total Fixed Income Funds (cost $466,253,687)

475,199,415

Money Market Fund 1.9%

NVIT Money Market Fund, Class Y, 0.00% (a)(b)

33,770,623

33,770,623

Total Money Market Fund (cost $33,770,623)

33,770,623

Total Mutual Funds (cost $1,615,302,580)

1,814,774,633

Total Investments (cost $1,615,302,580) (c) — 100.0%

1,814,774,633

Liabilities in excess of other assets — 0.0%‡

(541,394
)

NET ASSETS — 100.0%

$
1,814,233,239

*
Denotes a non-income producing security.

(a)
Investment in affiliate.

(b)
Represents 7-day effective yield as of June 30, 2011.

(c)
See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡
Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation
Fund

Assets:

Investments in affiliates, at value (cost $1,615,302,580)

$
1,814,774,633

Receivable for capital shares issued

3,123,849

Prepaid expenses

13,792

Total Assets

1,817,912,274

Liabilities:

Payable for investments purchased

3,123,504

Payable for capital shares redeemed

345

Accrued expenses and other payables:

Investment advisory fees

286,905

Fund administration fees

35,266

Distribution fees

128,116

Administrative servicing fees

66,967

Accounting and transfer agent fees

4,101

Trustee fees

528

Custodian fees

1,708

Compliance program costs (Note 3)

1,012

Professional fees

7,727

Printing fees

8,248

Other

14,608

Total Liabilities

3,679,035

Net Assets

$
1,814,233,239

Represented by:

Capital

$
1,603,586,662

Accumulated distributions in excess of net investment income

(22,760
)

Accumulated net realized gains from investment transactions with affiliates

11,197,284

Net unrealized appreciation/(depreciation) from investments in affiliates

199,472,053

Net Assets

$
1,814,233,239

Net Assets:

Class I Shares

$
13,624,872

Class II Shares

1,800,608,367

Total

$
1,814,233,239

Shares Outstanding (unlimited number of shares authorized):

Class I Shares

1,305,497

Class II Shares

172,570,250

Total

173,875,747

  Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):

Class I Shares

$
10.44

Class II Shares

$
10.43

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report

7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation
Fund

INVESTMENT INCOME:

Dividend income from affiliates

$
8,549,351

Other income from non-affiliates

913

Total Income

8,550,264

EXPENSES:

Investment advisory fees

1,568,325

Fund administration fees

194,331

Distribution fees Class II Shares

1,946,526

Administrative servicing fees Class I Shares

2,772

Administrative servicing fees Class II Shares

389,317

Professional fees

36,277

Printing fees

6,164

Trustee fees

21,207

Custodian fees

23,365

Accounting and transfer agent fees

257

Compliance program costs (Note 3)

3,130

Other

12,309

Total expenses before earnings credit and fees waived

4,203,980

Earnings credit (Note 5)

(2
)

Distribution fees waived—Class II (Note 3)

(1,245,791
)

Net Expenses

2,958,187

NET INVESTMENT INCOME

5,592,077

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

Net realized gains from investment transactions with affiliates

87,211

Net change in unrealized appreciation/(depreciation) from investments in affiliates

58,703,927

Net realized/unrealized gains from affiliated investments

58,791,138

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS

$
64,383,215

The accompanying notes are an integral part of these financial statements.

8

Semiannual Report 2011

Statements of Changes in Net Assets

NVIT Cardinal
Capital Appreciation Fund

Six Months Ended June 30, 2011 (Unaudited)

Year
Ended December 31, 2010

Operations:

Net investment income

$
5,592,077

$
10,061,384

Net realized gains from investment transactions

87,211

23,177,842

Net change in unrealized appreciation from investments

58,703,927

87,684,680

Change in net assets resulting from operations

64,383,215

120,923,906

Distributions to Shareholders From:

Net investment income:

Class I

(154,819
)

(44,197
)

Class II

(23,360,374
)

(5,638,718
)

Net realized gains:

Class I

–

(290
)

Class II

–

(39,146
)

Change in net assets from shareholder distributions

(23,515,193
)

(5,722,351
)

Change in net assets from capital transactions

453,287,512

655,890,315

Change in net assets

494,155,534

771,091,870

Net Assets:

Beginning of period

1,320,077,705

548,985,835

End of period

$
1,814,233,239

$
1,320,077,705

Accumulated undistributed (distributions in excess of) net investment income at end of period

$
(22,760
)

$
17,900,356

CAPITAL TRANSACTIONS:

Class I Shares

Proceeds from shares issued

$
5,984,600

$
5,331,108

Dividends reinvested

154,819

44,487

Cost of shares redeemed

(1,943,369
)

(1,225,735
)

Total Class I

4,196,050

4,149,860

Class II Shares

Proceeds from shares issued

429,163,527

653,620,133

Dividends reinvested

23,360,374

5,677,864

Cost of shares redeemed

(3,432,439
)

(7,557,542
)

Total Class II

449,091,462

651,740,455

Change in net assets from capital transactions

$
453,287,512

$
655,890,315

2011 Semiannual Report

9

Statements of Changes in Net Assets (Continued)

NVIT Cardinal
Capital Appreciation Fund

Six Months Ended June 30, 2011 (Unaudited)

Year
Ended December 31, 2010

SHARE TRANSACTIONS:

Class I Shares

Issued

573,037

562,164

Reinvested

15,137

4,883

Redeemed

(187,701
)

(132,784
)

Total Class I Shares

400,473

434,263

Class II Shares

Issued

41,289,399

69,613,755

Reinvested

2,283,835

623,407

Redeemed

(336,232
)

(845,702
)

Total Class II Shares

43,237,002

69,391,460

Total change in shares

43,637,475

69,825,723

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Capital Appreciation Fund

Operations

Distributions

Ratios/Supplemental Data

Net Asset Value, Beginning of Period

Net Investment Income

Net Realized and Unrealized Gains (Losses) from Investments

Total from Operations

Net Investment Income

Net Realized Gains

Total Distributions

Net Asset Value, End of Period

Total Return(a)

Net Assets at End of Period

Ratio of Expenses to Average Net Assets(b)

Ratio of Net Investment Income to Average Net Assets(b)

Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)

Portfolio Turnover(d)

Class I Shares

Six Months Ended June 30, 2011 (Unaudited)(e)

$
10.14

0.04

0.42

0.46

(0.16
)

–

(0.16
)

$
10.44

4.56%

$
13,624,872

0.29%

0.79%

0.29%

0.16%

Year Ended December 31, 2010(e)

$
9.09

0.12

1.00

1.12

(0.07
)

–

(0.07
)

$
10.14

12.46%

$
9,175,067

0.29%

1.28%

0.29%

3.48%

Year Ended December 31, 2009(e)

$
7.43

0.13

1.66

1.79

(0.13
)

–

(0.13
)

$
9.09

24.25%

$
4,277,333

0.30%

1.59%

0.30%

9.53%

Period Ended December 31, 2008(e)(f)

$
10.00

0.10

(2.47
)

(2.37
)

(0.13
)

(0.07
)

(0.20
)

$
7.43

(23.81%
)

$
2,016,215

0.27%

1.53%

0.34%

14.19%

Class II Shares

Six Months Ended June 30, 2011 (Unaudited)(e)

$
10.14

0.04

0.40

0.44

(0.15
)

–

(0.15
)

$
10.43

4.42%

$
1,800,608,367

0.38%

0.71%

0.54%

0.16%

Year Ended December 31, 2010(e)

$
9.09

0.11

1.01

1.12

(0.07
)

–

(0.07
)

$
10.14

12.39%

$
1,310,902,638

0.38%

1.22%

0.54%

3.48%

Year Ended December 31, 2009(e)

$
7.43

0.13

1.65

1.78

(0.12
)

–

(0.12
)

$
9.09

24.16%

$
544,708,502

0.38%

1.55%

0.54%

9.53%

Period Ended December 31, 2008(e)(f)

$
10.00

0.10

(2.47
)

(2.37
)

(0.13
)

(0.07
)

(0.20
)

$
7.43

(23.84%
)

$
114,509,407

0.39%

1.95%

0.59%

14.19%

Amounts designated as “—” are zero or have been rounded to zero.

(a)
Not annualized for periods less than one year.

(b)
Annualized for periods less than one year.

(c)
During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)
Per share calculations were performed using average shares method.

(f)
For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report

11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital
Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of
significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)
Security Valuation

Shares of
the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As
described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—

Level 1 — Quoted prices in active markets for identical assets

—

  Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—

  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12

Semiannual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation
Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances.
Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or
(iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the
Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*

Level 1

Level 2

Level 3

Total

Assets:

Mutual Funds

$
1,814,774,633

$
—

$
—

$
1,814,774,633

Total

$
1,814,774,633

$
—

$
—

$
1,814,774,633

*
See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report

13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)
Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)
Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions
to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)
Federal Income Taxes

The Fund
has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of
2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in

14

Semiannual Report 2011

light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the
Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)
Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services,
Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment
Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule

  Advisory Fee
(annual rate)

All assets

0.20
%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses
(excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the
Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)

  Fiscal Year
2009 Amount

Fiscal Year 2010 Amount

Six Months Ended June 30, 2011 Amount

Total

$19,741

$—

$—

$—

$19,741

(a) For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

2011 Semiannual Report

15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

During the six months
ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC
(“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Combined Fee Schedule

Up to $25 billion

0.025
%

$25 billion and more

0.020
%

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated
September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1
Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $3,130.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC
(“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least
April 30, 2011. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $1,245,791.

Under
the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $392,089 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares.
However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each of the
Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Semiannual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of affiliated Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer

Market Value at December 31, 2010

Purchases at Cost

Sales Proceeds

Dividend Income

Realized Gain/(Loss)

Market Value at June 30, 2011

NVIT Core Bond Fund, Class Y

$
122,503,598

$
44,581,818

$
255,247

$
1,736,847

$
22,410

$
169,396,896

NVIT Core Plus Bond Fund, Class Y

123,616,666

45,229,668

255,247

2,384,697

34,529

171,021,204

NVIT Money Market Fund, Class Y

25,032,541

8,789,131

51,049

492,658

–

33,770,623

NVIT Multi-Manager International Growth Fund, Class Y

133,512,808

43,546,217

255,247

801,309

19,858

184,774,824

NVIT Multi-Manager International Value Fund, Class Y

130,970,394

43,637,816

255,247

–

(16,844
)

180,061,166

NVIT Multi-Manager Large Cap Growth Fund, Class Y

217,074,531

68,511,929

408,396

–

(14,485
)

298,306,834

NVIT Multi-Manager Large Cap Value Fund, Class Y

218,448,359

70,300,678

408,396

1,188,374

(17,099
)

296,519,600

NVIT Multi-Manager Mid Cap Growth Fund, Class Y

90,379,381

27,614,084

165,911

–

25,405

124,742,608

NVIT Multi-Manager Mid Cap Value Fund, Class Y

89,140,342

28,185,943

165,911

371,733

8,300

122,956,232

NVIT Multi-Manager Small Cap Growth Fund, Class Y

28,206,251

8,589,007

51,050

–

6,497

40,800,543

NVIT Multi-Manager Small Cap Value Fund, Class Y

28,334,591

8,952,570

51,049

163,439

6,152

38,554,128

NVIT Multi-Manager Small Company Fund, Class Y

14,178,363

4,388,402

25,525

93,898

3,826

19,088,660

NVIT Short Term Bond Fund, Class Y

99,138,459

35,672,423

204,198

1,316,396

8,662

134,781,315

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000.
Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The
Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such

2011 Semiannual Report

17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.   Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $437,999,686 and sales of $2,552,473 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign
Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the
Fund.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the
Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

18

Semiannual Report 2011

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities

Unrealized Appreciation

Unrealized Depreciation

  Net
Unrealized Appreciation/ (Depreciation)

$1,626,301,454

$188,473,179

$(—)

$188,473,179

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The
Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report

19

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent
Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has
five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each
Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the
Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the
Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each
Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the
Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30,
2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—

  Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees;
voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20

Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—

  Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and
Exchange Commission;

—

  The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—

  The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent
Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—

  The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report

21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—

  The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth

Position(s) Held with the Trust and Length of Time Served[1,2]

  Principal Occupation(s)
During Past Five Years (or longer)[3]

Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee

Other Directorships Held by Trustee During Past Five Years[4]

Charles E. Allen 1948

Trustee since July 2000

Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).

84

None

Paula H.J. Cholmondeley 1947

Trustee since July 2000

Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National
Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi
Fine Paper North America.

84

Director of Dentsply International, Inc. (dental products), Ultralife
Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940

Trustee since June 1990

Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from
July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.

84

None

Phyllis Kay Dryden 1947

Trustee since December 2004

Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC
(management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.

84

None

2011 Semiannual Report

23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each
Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth

Position(s) Held with the Trust and Length of Time Served[1,2]

  Principal Occupation(s)
During Past Five Years (or longer)[3]

Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee

Other Directorships Held by Trustee During Past Five Years[4]

Barbara L. Hennigar 1935

Trustee since July 2000

Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of
Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.

84

None

Barbara I. Jacobs 1950

Trustee since December 2004

Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through
January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).

84

None

Douglas F. Kridler 1955

Trustee since September 1997

Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.

84

None

David C. Wetmore 1948

Trustee since 1995 and Chairman since February 2005

Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.

84

None

[1]
Length of time served includes time served with predecessor of the Trust.

[2]

Each Trustee holds
office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]
Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.

[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24

Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

  Name and
Year of Birth

  Position(s) Held with Fund
 and Length of Time
Served[1]

  Principal Occupation(s)
During Past Five Years[2]

  Number of Portfolios in
Fund Complex Overseen by Trustee

Other Directorships Held by Trustee[3]

Michael S. Spangler 1966

President and Chief Executive Officer since June 2008

Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.

N/A

N/A

Stephen T. Grugeon 1950

  Executive Vice President and Chief Operating Officer since
June 2008

Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of
Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.

N/A

N/A

Joseph Finelli 1957

Treasurer since September 2007

Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice
President of Investment Accounting and Operations of NWD Investments[4].

N/A

N/A

Dorothy Sanders 1955

Chief Compliance Officer since October 2007

Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and
Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).

N/A

N/A

2011 Semiannual Report

25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each
Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

  Name and
Year of Birth

  Position(s) Held with the Fund
 and Length of Time
Served[1]

  Principal Occupation(s)
During Past Five Years[2]

  Number of Portfolios in
Fund Complex Overseen by Trustee

Other Directorships Held by Trustee[3]

Eric E. Miller 1953

Secretary since December 2002

Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].

N/A

N/A

Doff Meyer 1950

Vice President and Chief Marketing Officer since January 2008

Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.

N/A

N/A

[1]
Length of time served includes time served with the Trust’s predecessors.

[2]
  Unless otherwise noted,
the information presented is the principal occupation of the Officer during the past five years.

[3]

Directorships held in:
(1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d)
of the Exchange Act.

[4]
  These positions are held
with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting
Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Semiannual Report 2011

NVIT CardinalSM Conservative Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1

Message to Shareholders

6

Statement of Investments

7

Statement of Assets and Liabilities

8

Statement of Operations

9

Statements of Changes in Net Assets

11

Financial Highlights

12

Notes to Financial Statements

19

Supplemental Information

22

Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at
http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/11)

This page intentionally
left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress.
During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S.
gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic
Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report

1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’)
investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331.
Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational
purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the
Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance
that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is
subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance
information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is
provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2

Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG)
is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to
Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is
Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King
of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds
Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report

3

  Shareholder
 Expense
Example

NVIT Cardinal Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a
$1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense
Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Conservative Fund

Beginning Account Value ($) 01/01/11

Ending Account Value ($) 06/30/11

Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]

Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]

Class I Shares

Actual

1,000.00

1,026.20

1.51

0.30

Hypothetical
[c]

1,000.00

1,023.31

1.51

0.30

Class II Shares

Actual

1,000.00

1,025.70

1.96

0.39

Hypothetical
[c]

1,000.00

1,022.86

1.96

0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011. multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying
Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]
Represents the hypothetical 5% return before expenses.

4

Semiannual Report 2011

  Portfolio Summary
June 30, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

Asset Allocation

Fixed Income Funds

70.4
%

Equity Funds

21.9
%

Money Market Fund

7.7
%

Liabilities in excess of other assets ‡

0.0
%

100.0
%

Top Holdings †

NVIT Short-Term Bond Fund, Class Y

31.1
%

NVIT Core Plus Bond Fund, Class Y

19.7
%

NVIT Core Bond Fund, Class Y

19.5
%

NVIT Money Market Fund, Class Y

7.7
%

NVIT Multi-Manager Large Cap Growth Fund, Class Y

5.5
%

NVIT Multi-Manager Large Cap Value Fund, Class Y

5.5
%

NVIT Multi-Manager Mid Cap Growth Fund, Class Y

2.9
%

NVIT Multi-Manager Mid Cap Value Fund, Class Y

2.8
%

NVIT Multi-Manager International Growth Fund, Class Y

2.7
%

NVIT Multi-Manager International Value Fund, Class Y

2.6
%

100.0
%

‡
Amount rounds to less than 0.1%.

†
Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report

5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

Shares

Market Value

Equity Funds 21.9%

NVIT Multi-Manager International

Growth Fund, Class Y (a)

1,243,953

$
12,800,280

NVIT Multi-Manager International Value

Fund, Class Y (a)

1,174,955

12,454,525

NVIT Multi-Manager Large Cap Growth

Fund, Class Y* (a)

2,552,671

25,986,188

NVIT Multi-Manager Large Cap Value

Fund, Class Y (a)

2,763,590

25,811,929

NVIT Multi-Manager Mid Cap Growth

Fund, Class Y* (a)

1,177,555

13,400,575

NVIT Multi-Manager Mid Cap Value

Fund, Class Y (a)

1,205,536

13,176,508

Total Equity Funds (cost $86,220,375)

103,630,005

Fixed Income Funds 70.4%

NVIT Core Bond Fund, Class Y (a)

8,592,441

92,110,966

NVIT Core Plus Bond Fund, Class Y (a)

8,248,451

93,207,499

NVIT Short-Term Bond Fund, Class Y (a)

14,138,665

146,900,731

Total Fixed Income Funds (cost $327,199,080)

332,219,196

Mutual Funds (continued)

Shares

Market Value

Money Market Fund 7.7%

NVIT Money Market Fund, Class Y, 0.00% (a)(b)

36,542,084

$
36,542,084

Total Money Market Fund (cost $36,542,084)

36,542,084

Total Mutual Funds (cost $449,961,539)

472,391,285

Total Investments (cost $449,961,539) (c) — 100.0%

472,391,285

Liabilities in excess of other assets — 0.0%‡

(146,976
)

NET ASSETS — 100.0%

$
472,244,309

*
Denotes a non-income producing security.

(a)
Investment in affiliate.

(b)
Represents 7-day effective yield as of June 30, 2011.

(c)
See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡
Amount rounds to less than 0.1%.

The accompanying notes are an
integral part of these financial statements.

6

Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

  NVIT   Cardinal Conservative
Fund

Assets:

Investments in affiliates, at value (cost $449,961,539)

$
472,391,285

Receivable for capital shares issued

1,458,426

Prepaid expenses

3,513

Total Assets

473,853,224

Liabilities:

Payable for investments purchased

1,012,414

Payable for capital shares redeemed

446,012

Accrued expenses and other payables:

Investment advisory fees

70,182

Fund administration fees

11,564

Distribution fees

33,180

Administrative servicing fees

17,451

Accounting and transfer agent fees

1,953

Trustee fees

521

Custodian fees

1,887

Compliance program costs (Note 3)

201

Professional fees

6,873

Printing fees

886

Other

5,791

Total Liabilities

1,608,915

Net Assets

$
472,244,309

Represented by:

Capital

$
444,341,885

Accumulated distributions in excess of net investment income

(7,473
)

Accumulated net realized gains from investment transactions with affiliates

5,480,151

Net unrealized appreciation/(depreciation) from investments in affiliates

22,429,746

Net Assets

$
472,244,309

Net Assets:

Class I Shares

$
3,847,927

Class II Shares

468,396,382

Total

$
472,244,309

Shares Outstanding (unlimited number of shares authorized):

Class I Shares

365,062

Class II Shares

44,443,706

Total

44,808,768

  Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):

Class I Shares

$
10.54

Class II Shares

$
10.54

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report

7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

INVESTMENT INCOME:

Dividend income from affiliates

$
3,924,464

Other income from non-affiliates

251

Total Income

3,924,715

EXPENSES:

Investment advisory fees

414,088

Fund administration fees

66,536

Distribution fees Class II Shares

514,098

Administrative servicing fees Class I Shares

701

Administrative servicing fees Class II Shares

102,823

Professional fees

14,753

Printing fees

13,294

Trustee fees

6,066

Custodian fees

7,469

Accounting and transfer agent fees

71

Compliance program costs (Note 3)

874

Other

4,478

Total expenses before earnings credit, fees waived and expenses reimbursed

1,145,251

Earnings credit (Note 5)

(1
)

Distribution fees waived — Class II (Note 3)

(329,027
)

Expenses reimbursed by adviser (Note 3)

(4,130
)

Net Expenses

812,093

NET INVESTMENT INCOME

3,112,622

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

Net realized gains from investment transactions with affiliates

2,677,926

Net change in unrealized appreciation/(depreciation) from investments in affiliates

4,819,845

Net realized/unrealized gains from affiliated investments

7,497,771

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS

$
10,610,393

The accompanying notes are an integral part of these financial statements.

8

Semiannual Report 2011

Statements of Changes in Net Assets

NVIT Cardinal Conservative
Fund

Six Months Ended June 30, 2011 (Unaudited)

Year
Ended December 31, 2010

Operations:

Net investment income

$
3,112,622

$
4,736,639

Net realized gains from investment transactions

2,677,926

8,707,101

Net change in unrealized appreciation from investments

4,819,845

6,940,131

Change in net assets resulting from operations

10,610,393

20,383,871

Distributions to Shareholders From:

Net investment income:

Class I

(49,816
)

(24,655
)

Class II

(7,074,201
)

(3,515,123
)

Net realized gains:

Class I

–

(34,959
)

Class II

–

(5,075,003
)

Change in net assets from shareholder distributions

(7,124,017
)

(8,649,740
)

Change in net assets from capital transactions

73,479,963

180,668,862

Change in net assets

76,966,339

192,402,993

Net Assets:

Beginning of period

395,277,970

202,874,977

End of period

$
472,244,309

$
395,277,970

Accumulated undistributed (distributions in excess of) net investment income at end of period

$
(7,473
)

$
4,003,922

CAPITAL TRANSACTIONS:

Class I Shares

Proceeds from shares issued

$
1,464,174

$
1,812,958

Dividends reinvested

49,816

59,614

Cost of shares redeemed

(454,274
)

(560,411
)

Total Class I

1,059,716

1,312,161

Class II Shares

Proceeds from shares issued

87,426,131

199,048,997

Dividends reinvested

7,074,201

8,590,126

Cost of shares redeemed

(22,080,085
)

(28,282,422
)

Total Class II

72,420,247

179,356,701

Change in net assets from capital transactions

$
73,479,963

$
180,668,862

2011 Semiannual Report

9

Statements of Changes in Net Assets
(Continued)

NVIT Cardinal Conservative
Fund

Six Months Ended June 30, 2011 (Unaudited)

Year
Ended December 31, 2010

SHARE TRANSACTIONS:

Class I Shares

Issued

138,878

176,524

Reinvested

4,770

5,817

Redeemed

(43,181
)

(54,850
)

Total Class I Shares

100,467

127,491

Class II Shares

Issued

8,296,198

19,442,306

Reinvested

677,717

837,806

Redeemed

(2,102,473
)

(2,730,891
)

Total Class II Shares

6,871,442

17,549,221

Total change in shares

6,971,909

17,676,712

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.45	0.09	0.18	0.27	(0.18)	–	(0.18)	$10.54	2.62%	$3,847,927	0.30%	1.78%	0.30%	4.45%
Year Ended December 31, 2010(e)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%	0.30%	11.55%
Year Ended December 31, 2009(e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	(0.18)	$9.12	(7.11)%	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.45	0.08	0.19	0.27	(0.18)	–	(0.18)	$10.54	2.57%	$468,396,382	0.39%	1.50%	0.55%	4.45%
Year Ended December 31, 2010(e)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%	0.55%	11.55%
Year Ended December 31, 2009(e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	(0.17)	$9.13	(7.04)%	$50,233,299	0.42%	3.52%	0.66%	24.30%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12	Semiannual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair value in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$472,391,285	$—	$—	$472,391,285
Total	$472,391,285	$—	$—	$472,391,285
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire

14	Semiannual Report 2011

unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$13,347	$—	$—	$4,130	$17,477

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $874.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $329,027.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $103,524 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16	Semiannual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$76,706,201	$17,831,336	$3,761,801	$943,677	$287,108	$92,110,966
NVIT Core Plus Bond Fund, Class Y	77,470,327	18,192,878	3,761,801	1,305,220	469,353	93,207,499
NVIT Short-Term Bond Fund, Class Y	124,386,715	28,309,229	5,966,952	1,443,788	291,536	146,900,731
NVIT Money Market Fund, Class Y	31,262,345	6,799,296	1,519,557	—	—	36,542,084
NVIT Multi-Manager International Growth Fund, Class Y	10,527,822	2,149,226	464,429	55,547	204,763	12,800,280
NVIT Multi-Manager International Value Fund, Class Y	10,311,645	2,154,601	473,702	33,277	207,916	12,454,525
NVIT Multi-Manager Large Cap Growth Fund, Class Y	21,415,166	4,215,003	938,132	—	368,547	25,986,188
NVIT Multi-Manager Large Cap Value Fund, Class Y	21,539,740	4,373,383	956,678	103,089	416,171	25,811,929
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	10,985,978	2,066,034	455,157	—	214,366	13,400,575
NVIT Multi-Manager Mid Cap Value Fund, Class Y	10,825,680	2,133,546	464,429	39,866	218,166	13,176,508

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $88,224,532 and sales of $18,762,638 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$451,554,751	$20,836,534	$(—)	$20,836,534

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

20	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc.
(dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT CardinalSM Moderate Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Cardinal Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Moderate Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class I Shares	Actual		1,000.00	1,041.90	1.47	0.29
	Hypothetical	[c]	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual		1,000.00	1,041.50	1.92	0.38
	Hypothetical	[c]	1,000.00	1,022.91	1.91	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Cardinal Moderate Fund
June 30, 2011 (Unaudited)

Asset Allocation
Equity Funds	62.5%
Fixed Income Funds	34.7%
Money Market Fund	2.8%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.6%
NVIT Multi-Manager Large Cap Value Fund, Class Y	15.5%
NVIT Core Plus Bond Fund, Class Y	11.8%
NVIT Core Bond Fund, Class Y	11.7%
NVIT Short-Term Bond Fund, Class Y	11.2%
NVIT Multi-Manager International Growth Fund, Class Y	7.7%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.3%
NVIT Money Market Fund, Class Y	2.8%
Other Holdings	5.5%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 62.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	13,104,823	$134,848,625
NVIT Multi-Manager International Value Fund, Class Y (a)	12,396,595	131,403,901
NVIT Multi-Manager Large Cap Growth Fund, Class Y* (a)	26,752,399	272,339,424
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	28,995,349	270,816,562
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	8,229,465	93,651,313
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	8,463,389	92,504,846
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	2,277,751	39,928,967
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,426,793	37,454,844
NVIT Multi-Manager Small Company Fund, Class Y (a)	994,857	18,643,622

Total Equity Funds (cost $920,173,236)		1,091,592,104

Fixed Income Funds 34.7%
NVIT Core Bond Fund, Class Y (a)	19,098,021	204,730,790
NVIT Core Plus Bond Fund, Class Y (a)	18,303,845	206,833,448
NVIT Short-Term Bond Fund, Class Y (a)	18,804,169	195,375,314

Total Fixed Income Funds (cost $596,198,263)		606,939,552

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	49,043,982	$49,043,982

Total Money Market Fund (cost $49,043,982)		49,043,982

Total Mutual Funds (cost $1,565,415,481)		1,747,575,638

Total Investments (cost $1,565,415,481) (c) — 100.0%		1,747,575,638

Liabilities in excess of other assets — 0.0%‡		(526,535)

NET ASSETS — 100.0%		$1,747,049,103

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,565,415,481)	$1,747,575,638
Receivable for capital shares issued	5,970,522
Prepaid expenses	13,724

Total Assets	1,753,559,884

Liabilities:
Payable for investments purchased	5,967,370
Payable for capital shares redeemed	3,151
Accrued expenses and other payables:
Investment advisory fees	277,346
Fund administration fees	34,203
Distribution fees	123,376
Administrative servicing fees	64,608
Accounting and transfer agent fees	3,959
Trustee fees	2,221
Custodian fees	2,404
Compliance program costs (Note 3)	1,020
Professional fees	7,924
Printing fees	7,850
Other	15,349

Total Liabilities	6,510,781

Net Assets	$1,747,049,103

Represented by:
Capital	$1,553,404,789
Accumulated distributions in excess of net investment income	(18,752)
Accumulated net realized gains from investment transactions with affiliates	11,502,909
Net unrealized appreciation/(depreciation) from investments in affiliates	182,160,157

Net Assets	$1,747,049,103

Net Assets:
Class I Shares	$19,430,798
Class II Shares	1,727,618,305

Total	$1,747,049,103

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,839,816
Class II Shares	163,760,130

Total	165,599,946

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.56
Class II Shares	$10.55

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$9,608,830
Other income from non-affiliates	900

Total Income	9,609,730

EXPENSES:
Investment advisory fees	1,554,065
Fund administration fees	192,746
Distribution fees Class II Shares	1,919,334
Administrative servicing fees Class I Shares	4,645
Administrative servicing fees Class II Shares	383,878
Professional fees	37,112
Printing fees	5,056
Trustee fees	21,062
Custodian fees	24,126
Accounting and transfer agent fees	261
Compliance program costs (Note 3)	3,116
Other	11,865

Total expenses before earnings credit and fees waived	4,157,266

Earnings credit (Note 5)	(2)
Distribution fees waived — Class II (Note 3)	(1,228,387)

Net Expenses	2,928,877

NET INVESTMENT INCOME	6,680,853

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	93,796
Net change in unrealized appreciation/(depreciation) from investments in affiliates	53,788,823

Net realized/unrealized gains from affiliated investments	53,882,619

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,563,472

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Cardinal Moderate Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$6,680,853	$10,860,640
Net realized gains from investment transactions	93,796	24,078,775
Net change in unrealized appreciation from investments	53,788,823	77,371,842

Change in net assets resulting from operations	60,563,472	112,311,257

Distributions to Shareholders From:
Net investment income:
Class I	(301,131)	(104,326)
Class II	(24,124,987)	(6,493,263)

Change in net assets from shareholder distributions	(24,426,118)	(6,597,589)

Change in net assets from capital transactions	346,210,251	737,929,749

Change in net assets	382,347,605	843,643,417

Net Assets:
Beginning of period	1,364,701,498	521,058,081

End of period	$1,747,049,103	$1,364,701,498

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(18,752)	$17,726,513

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,436,582	$9,145,791
Dividends reinvested	301,131	104,326
Cost of shares redeemed	(1,719,497)	(1,285,894)

Total Class I	2,018,216	7,964,223

Class II Shares
Proceeds from shares issued	325,659,499	730,630,957
Dividends reinvested	24,124,987	6,493,263
Cost of shares redeemed	(5,592,451)	(7,158,694)

Total Class II	344,192,035	729,965,526

Change in net assets from capital transactions	$346,210,251	$737,929,749

SHARE TRANSACTIONS:
Class I Shares
Issued	324,913	950,687
Reinvested	29,034	11,096
Redeemed	(163,932)	(134,243)

Total Class I Shares	190,015	827,540

Class II Shares
Issued	30,970,823	75,964,105
Reinvested	2,328,318	690,998
Redeemed	(531,424)	(756,724)

Total Class II Shares	32,767,717	75,898,379

Total change in shares	32,957,732	76,725,919

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.30	0.05	0.38	0.43	(0.17)	–	–	(0.17)	$10.56	4.19%	$19,430,798	0.29%	0.92%	0.29%	0.07%
Year Ended December 31, 2010(e)	$9.33	0.13	0.93	1.06	(0.09)	–	–	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.14	1.56	1.70	(0.15)	–	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45)%	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.29	0.04	0.38	0.42	(0.16)	–	–	(0.16)	$10.55	4.15%	$1,727,618,305	0.38%	0.86%	0.54%	0.07%
Year Ended December 31, 2010(e)	$9.32	0.13	0.92	1.05	(0.08)	–	–	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.15	1.53	1.68	(0.14)	–	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.16)	(2.05)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48)%	$110,864,444	0.39%	2.28%	0.59%	13.37%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Fund.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,747,575,638	$—	$—	$1,747,575,638
Total	$1,747,575,638	$—	$—	$1,747,575,638
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

12	Semiannual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at anytime, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2010 Amount	Total
$19,862	$—	$—	$—	$19,862
(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

14	Semiannual Report 2011

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $3,116.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $1,228,387.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $388,523 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuers	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$159,628,607	$42,038,107	$132,661	$2,131,780	$9,500	$204,730,790
NVIT Core Plus Bond Fund, Class Y	161,080,259	42,845,541	132,661	2,939,213	16,470	206,833,448
NVIT Short-Term Bond Fund, Class Y	154,885,131	40,342,445	127,355	1,946,416	5,065	195,375,314
NVIT Money Market Fund, Class Y	39,297,744	9,778,077	31,839	—	—	49,043,982
NVIT Multi-Manager International Growth Fund, Class Y	104,383,620	24,501,543	79,596	593,560	12,042	134,848,625
NVIT Multi-Manager International Value Fund, Class Y	102,395,824	24,624,650	79,596	358,528	5,757	131,403,901
NVIT Multi-Manager Large Cap Growth Fund, Class Y	212,182,369	47,636,895	159,194	—	2,863	272,339,424
NVIT Multi-Manager Large Cap Value Fund, Class Y	213,563,838	49,273,449	159,194	1,099,344	330	270,816,562
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	72,503,661	15,819,275	53,064	—	18,640	93,651,313
NVIT Multi-Manager Mid Cap Value Fund, Class Y	71,504,229	16,460,433	53,064	283,018	5,511	92,504,846
NVIT Multi-Manager Small Cap Growth Fund, Class Y	29,415,625	6,399,338	21,226	—	5,792	39,928,967
NVIT Multi-Manager Small Cap Value Fund, Class Y	29,550,507	6,563,184	21,226	163,846	7,869	37,454,844
NVIT Multi-Manager Small Company Fund, Class Y	14,787,163	3,292,794	10,613	93,125	3,957	18,643,622

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA

16	Semiannual Report 2011

based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $329,575,731 and sales of $1,061,289 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,574,490,927	$173,084,711	$(—)	$173,084,711

Amount designated as “—” is zero or has been rounded to zero.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

20	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT CardinalSM Moderately Aggressive Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Cardinal Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Moderately Aggressive Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class I Shares	Actual	1,000.00	1,047.80	1.52	0.30
	Hypothetical[c]	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	1,000.00	1,047.40	1.98	0.39
	Hypothetical[c]	1,000.00	1,022.86	1.96	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Cardinal Moderately Aggressive Fund
June 30, 2011 (Unaudited)

Asset Allocation
Equity Funds	81.9%
Fixed Income Funds	18.1%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †
NVIT Multi-Manager Large Cap Growth Fund, Class Y	18.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	17.8%
NVIT Multi-Manager International Growth Fund, Class Y	12.6%
NVIT Multi-Manager International Value Fund, Class Y	12.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.8%
NVIT Core Plus Bond Fund, Class Y	6.8%
NVIT Core Bond Fund, Class Y	6.8%
NVIT Short-Term Bond Fund, Class Y	4.5%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	2.3%
Other Holdings	3.2%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 81.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,332,814	$54,874,653
NVIT Multi-Manager International Value Fund, Class Y (a)	5,017,966	53,190,440
NVIT Multi-Manager Large Cap Growth Fund, Class Y *(a)	7,678,003	78,162,075
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,309,182	77,607,759
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	3,051,879	34,730,389
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,120,785	34,110,177
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	567,260	9,944,063
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	844,728	9,232,873
NVIT Multi-Manager Small Company Fund, Class Y (a)	245,218	4,595,390

Total Equity Funds (cost $281,641,127)		356,447,819

Fixed Income Funds 18.1%
NVIT Core Bond Fund, Class Y (a)	2,742,249	29,396,910
NVIT Core Plus Bond Fund, Class Y (a)	2,633,830	29,762,276
NVIT Short-Term Bond Fund, Class Y (a)	1,880,807	19,541,588

Total Fixed Income Funds (cost $76,066,921)		78,700,774

Total Mutual Funds (cost $357,708,048)		435,148,593

Total Investments (cost $357,708,048) (b) — 100.0%		435,148,593

Liabilities in excess of other assets — 0.0%‡		(144,873)

NET ASSETS — 100.0%		$435,003,720

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $357,708,048)	$435,148,593
Cash	175
Receivable for investments sold	1,247,595
Receivable for capital shares issued	26,351
Prepaid expenses	3,782

Total Assets	436,426,496

Liabilities:
Payable for capital shares redeemed	1,273,946
Accrued expenses and other payables:
Investment advisory fees	70,215
Fund administration fees	11,107
Distribution fees	29,409
Administrative servicing fees	16,718
Accounting and transfer agent fees	1,756
Trustee fees	1,318
Custodian fees	907
Compliance program costs (Note 3)	326
Professional fees	6,419
Printing fees	7,074
Other	3,581

Total Liabilities	1,422,776

Net Assets	$435,003,720

Represented by:
Capital	$353,150,325
Accumulated distributions in excess of net investment income	(191)
Accumulated net realized gains from investment transactions with affiliates	4,413,041
Net unrealized appreciation/(depreciation) from investments in affiliates	77,440,545

Net Assets	$435,003,720

Net Assets:
Class I Shares	$30,429,961
Class II Shares	404,573,759

Total	$435,003,720

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,966,331
Class II Shares	39,461,346

Total	42,427,677

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.26
Class II Shares	$10.25

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,905,395
Other income from non-affiliates	244

Total Income	1,905,639

EXPENSES:
Investment advisory fees	428,671
Fund administration fees	68,146
Distribution fees Class II Shares	500,269
Administrative servicing fees Class I Shares	7,113
Administrative servicing fees Class II Shares	100,057
Professional fees	14,637
Printing fees	4,397
Trustee fees	6,152
Custodian fees	7,175
Accounting and transfer agent fees	76
Compliance program costs (Note 3)	867
Other	4,235

Total expenses before earnings credit and fees waived	1,141,795

Earnings credit (Note 5)	(1)
Distribution fees waived—Class II (Note 3)	(320,176)

Net Expenses	821,618

NET INVESTMENT INCOME	1,084,021

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	638,349
Net change in unrealized appreciation/(depreciation) from investments in affiliates	18,353,600

Net realized/unrealized gains from affiliated investments	18,991,949

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,075,970

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Cardinal Moderately Aggressive Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,084,021	$2,992,013
Net realized gains from investment transactions	638,349	6,587,285
Net change in unrealized appreciation from investments	18,353,600	30,987,879

Change in net assets resulting from operations	20,075,970	40,567,177

Distributions to Shareholders From:
Net investment income:
Class I	(479,275)	(132,420)
Class II	(6,559,421)	(1,307,487)

Change in net assets from shareholder distributions	(7,038,696)	(1,439,907)

Change in net assets from capital transactions	6,182,232	174,345,014

Change in net assets	19,219,506	213,472,284

Net Assets:
Beginning of period	415,784,214	202,311,930

End of period	$435,003,720	$415,784,214

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(191)	$5,954,484

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,677,811	$11,740,597
Dividends reinvested	479,275	132,420
Cost of shares redeemed	(623,555)	(1,744,942)

Total Class I	3,533,531	10,128,075

Class II Shares
Proceeds from shares issued	11,243,831	173,956,221
Dividends reinvested	6,559,421	1,307,487
Cost of shares redeemed	(15,154,551)	(11,046,769)

Total Class II	2,648,701	164,216,939

Change in net assets from capital transactions	$6,182,232	$174,345,014

SHARE TRANSACTIONS:
Class I Shares
Issued	360,334	1,296,078
Reinvested	47,795	15,060
Redeemed	(60,765)	(197,783)

Total Class I Shares	347,364	1,113,355

Class II Shares
Issued	1,102,506	18,900,471
Reinvested	654,101	148,592
Redeemed	(1,486,984)	(1,246,811)

Total Class II Shares	269,623	17,802,252

Total change in shares	616,987	18,915,607

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.95	0.03	0.45	0.48	(0.17)	–	–	(0.17)	$10.26	4.78%	$30,429,961	0.30%	0.61%	0.30%	3.06%
Year Ended December 31, 2010(e)	$8.84	0.10	1.07	1.17	(0.06)	–	–	(0.06)	$9.95	13.50%	$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.11	1.76	1.87	(0.11)	–	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24)%	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.94	0.03	0.45	0.48	(0.17)	–	–	(0.17)	$10.25	4.74%	$404,573,759	0.39%	0.50%	0.55%	3.06%
Year Ended December 31, 2010(e)	$8.84	0.11	1.05	1.16	(0.06)	–	–	(0.06)	$9.94	13.31%	$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.09	1.78	1.87	(0.11)	–	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26)%	$98,014,675	0.39%	1.68%	0.60%	13.38%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair value in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management and investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$435,148,593	$—	$—	$435,148,593
Total	$435,148,593	$—	$—	$435,148,593
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

12	Semiannual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

14	Semiannual Report 2011

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount(a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$19,616	$—	$24,128	$—	$43,744
(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amount designated as “—” is zero or has been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $867.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $320,176.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, NFS received $107,170 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$28,675,177	$1,198,295	$999,129	$325,952	$71,142	$29,396,910
NVIT Core Plus Bond Fund, Class Y	28,933,486	1,326,404	999,129	454,061	126,061	29,762,276
NVIT Short-Term Bond Fund, Class Y	19,378,209	791,188	666,086	209,625	25,715	19,541,588
NVIT Multi-Manager International Growth Fund, Class Y	52,094,863	1,709,217	1,657,609	256,301	95,084	54,874,653
NVIT Multi-Manager International Value Fund, Class Y	51,092,600	1,603,089	1,672,820	148,194	22,410	53,190,440
NVIT Multi-Manager Large Cap Growth Fund, Class Y	74,204,851	2,032,498	961,102	—	82,070	78,162,075
NVIT Multi-Manager Large Cap Value Fund, Class Y	74,677,282	2,370,530	2,354,117	332,092	17,973	77,607,759
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	32,623,081	867,394	2,308,484	—	16,515	34,730,389
NVIT Multi-Manager Mid Cap Value Fund, Class Y	32,147,089	982,067	991,523	110,714	83,127	34,110,177
NVIT Multi-Manager Small Cap Growth Fund, Class Y	8,821,680	232,625	266,434	—	38,631	9,944,063
NVIT Multi-Manager Small Cap Value Fund, Class Y	8,859,503	280,626	296,856	44,041	36,110	9,232,873
NVIT Multi-Manager Small Company Fund, Class Y	4,433,899	142,707	148,428	24,415	23,511	4,595,390

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would

16	Semiannual Report 2011

be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $13,536,640 and sales of $13,321,717 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment at interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$367,151,737	$60,996,856	$(—)	$60,996,856

Amount designated as “-” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

20	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT CardinalSM Moderately Conservative Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Cardinal Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Cardinal Moderately Conservative Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class I Shares	Actual		1,000.00	1,034.00	1.51	0.30
	Hypothetical	[c]	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual		1,000.00	1,033.60	1.97	0.39
	Hypothetical	[c]	1,000.00	1,022.86	1.96	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011. multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Cardinal Moderately Conservative Fund

Asset Allocation
Fixed Income Funds	51.6%
Equity Funds	42.7%
Money Market Fund	5.7%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †
NVIT Short-Term Bond Fund, Class Y	18.0%
NVIT Core Plus Bond Fund, Class Y	16.9%
NVIT Core Bond Fund, Class Y	16.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.7%
NVIT Multi-Manager Large Cap Value Fund, Class Y	10.7%
NVIT Money Market Fund, Class Y	5.7%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.4%
NVIT Multi-Manager International Growth Fund, Class Y	5.3%
NVIT Multi-Manager International Value Fund, Class Y	5.1%
Other Holdings ‡	0.0%

100.0%

‡	Amount rounds to less than 0.1% .

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 42.7%
NVIT Multi-Manager International
Growth Fund, Class Y (a)	2,510,485	$25,832,892
NVIT Multi-Manager International
Value Fund, Class Y (a)	2,374,302	25,167,597
NVIT Multi-Manager Large Cap
Growth Fund, Class Y *(a)	5,147,364	52,400,166
NVIT Multi-Manager Large Cap Value
Fund, Class Y (a)	5,586,872	52,181,385
NVIT Multi-Manager Mid Cap Growth
Fund, Class Y *(a)	2,370,718	26,978,770
NVIT Multi-Manager Mid Cap Value
Fund, Class Y (a)	2,434,520	26,609,301
NVIT Multi-Manager Small Cap Value
Fund, Class Y (a)	3,763	41,134
NVIT Multi-Manager Small Company
Fund, Class Y (a)	2,194	41,111

Total Equity Funds (cost $173,650,614)		209,252,356

Fixed Income Funds 51.6%
NVIT Core Bond Fund, Class Y (a)	7,629,107	81,784,031
NVIT Core Plus Bond Fund, Class Y (a)	7,319,081	82,705,612
NVIT Short-Term Bond Fund, Class Y (a)	8,502,162	88,337,465

Total Fixed Income Funds (cost $247,540,524)		252,827,108

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 5.7%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	27,820,151	27,820,151

Total Money Market Fund (cost $27,820,151)		27,820,151

Total Mutual Funds (cost $449,011,289)		489,899,615

Total Investments (cost $449,011,289) (c) — 100.0%		489,899,615

Liabilities in excess of other assets — 0.0% ‡		(161,073)

NET ASSETS — 100.0%		$489,738,542

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1% .

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $449,011,289)	$489,899,615
Receivable for capital shares issued	876,503
Prepaid expenses	3,916

Total Assets	490,780,034

Liabilities:
Payable for investments purchased	863,643
Payable for capital shares redeemed	12,860
Accrued expenses and other payables:
Investment advisory fees	78,222
Fund administration fees	12,000
Distribution fees	35,016
Administrative servicing fees	18,222
Accounting and transfer agent fees	1,766
Trustee fees	823
Custodian fees	1,238
Compliance program costs (Note 3)	296
Professional fees	6,303
Printing fees	6,804
Other	4,299

Total Liabilities	1,041,492

Net Assets	$489,738,542

Represented by:
Capital	$444,486,216
Accumulated distributions in excess of net investment income	(6,948)
Accumulated net realized gains from investment transactions with affiliates	4,370,948
Net unrealized appreciation/(depreciation) from investments in affiliates	40,888,326

Net Assets	$489,738,542

Net Assets:
Class I Shares	$2,534,650
Class II Shares	487,203,892

Total	$489,738,542

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	237,198
Class II Shares	45,600,050

Total	45,837,248

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.69
Class II Shares	$10.68

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,442,552
Other income from non-affiliates	262

Total Income	3,442,814

EXPENSES:
Investment advisory fees	449,312
Fund administration fees	70,437
Distribution fees Class II Shares	558,517
Administrative servicing fees Class I Shares	623
Administrative servicing fees Class II Shares	111,707
Professional fees	15,246
Printing fees	4,887
Trustee fees	6,353
Custodian fees	7,477
Accounting and transfer agent fees	78
Compliance program costs (Note 3)	904
Other	4,598

Total expenses before earnings credit and fees waived	1,230,139

Earnings credit (Note 5)	(1)
Distribution fees waived — Class II (Note 3)	(357,455)

Net Expenses	872,683

NET INVESTMENT INCOME	2,570,131

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	1,305,717
Net change in unrealized appreciation/(depreciation) from investments in affiliates	10,881,196

Net realized/unrealized gains from affiliated investments	12,186,913

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,757,044

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Cardinal Moderately Conservative Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$2,570,131	$4,112,536
Net realized gains from investment transactions	1,305,717	7,396,276
Net change in unrealized appreciation from investments	10,881,196	15,734,544

Change in net assets resulting from operations	14,757,044	27,243,356

Distributions to Shareholders From:
Net investment income:
Class I	(42,717)	(27,741)
Class II	(7,629,638)	(2,766,719)
Net realized gains:
Class I	—	(4,378)
Class II	—	(647,823)

Change in net assets from shareholder distributions	(7,672,355)	(3,446,661)

Change in net assets from capital transactions	66,092,737	207,738,049

Change in net assets	73,177,426	231,534,744

Net Assets:
Beginning of period	416,561,116	185,026,372

End of period	$489,738,542	$416,561,116

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(6,948)	$5,095,276

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$366,043	$1,404,234
Dividends reinvested	42,717	32,119
Cost of shares redeemed	(634,194)	(615,972)

Total Class I	(225,434)	820,381

Class II Shares
Proceeds from shares issued	68,273,358	212,043,659
Dividends reinvested	7,629,638	3,414,542
Cost of shares redeemed	(9,584,825)	(8,540,533)

Total Class II	66,318,171	206,917,668

Change in net assets from capital transactions	$66,092,737	$207,738,049

2011 Semiannual Report	9

Statements of Changes in Net Assets (Continued)

	NVIT Cardinal Moderately Conservative Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	34,293	141,831
Reinvested	4,054	3,222
Redeemed	(59,427)	(60,761)

Total Class I Shares	(21,080)	84,292

Class II Shares
Issued	6,403,047	21,097,102
Reinvested	724,628	341,388
Redeemed	(898,198)	(859,849)

Total Class II Shares	6,229,477	20,578,641

Total change in shares	6,208,397	20,662,933

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.51	0.06	0.30	0.36	(0.18)	—	—	(0.18)	$10.69	3.40%		$2,534,650	0.30%	1.17%	0.30%	1.71%
Year Ended December 31, 2010(e)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	—	(0.13)	$10.51	9.31%		$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	—	(0.21)	$9.75	17.64%		$1,697,147	0.30%	1.91%	0.31%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	—	(0.17)	$8.47	(13.73%	)	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.51	0.06	0.29	0.35	(0.18)	—	—	(0.18)	$10.68	3.36%		$487,203,892	0.39%	1.14%	0.55%	1.71%
Year Ended December 31, 2010(e)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	—	(0.13)	$10.51	9.03%		$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	—	(0.20)	$9.76	17.68%		$183,329,225	0.39%	2.08%	0.56%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	—	(0.16)	$8.47	(13.77%	)	$43,449,446	0.39%	2.97%	0.67%	22.21%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Fund.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12	Semiannual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$489,899,615	$—	$—	$489,899,615
Total	$489,899,615	$—	$—	$489,899,615
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire

14	Semiannual Report 2011

unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$18,438	$117,942	$21,169	$—	$157,549

(a)	For the period from March 28, 2008 (commencement of operations) to December 31, 2008.

Amount designated as “—” is zero or has been rounded to zero.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $904.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2012. During the six months ended June 30, 2011, the waiver of such distribution fees by NFD amounted to $357,455.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $112,330 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16	Semiannual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. A summary of the Fund’s transactions in the shares of affiliated Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Core Bond Fund, Class Y	$69,530,797	$12,635,122	$1,366,020	$865,143	$95,659	$81,784,031
NVIT Core Plus Bond Fund, Class Y	70,172,746	12,302,647	1,366,019	1,197,618	166,530	82,705,612
NVIT Short-Term Bond Fund, Class Y	76,406,900	13,275,119	1,482,580	898,283	58,424	88,337,465
NVIT Money Market Fund, Class Y	24,326,570	3,962,456	468,876	—	—	27,820,151
NVIT Multi-Manager International Growth Fund, Class Y	21,680,132	3,342,454	389,765	115,622	151,336	25,832,892
NVIT Multi-Manager International Value Fund, Class Y	21,260,637	3,377,635	390,818	68,750	122,141	25,167,597
NVIT Multi-Manager Large Cap Growth Fund, Class Y	44,085,586	6,494,690	780,056	—	184,525	52,400,166
NVIT Multi-Manager Large Cap Value Fund, Class Y	44,365,822	6,872,996	782,162	214,200	232,410	52,181,385
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	22,604,375	3,144,779	388,712	—	156,108	26,978,770
NVIT Multi-Manager Mid Cap Value Fund, Class Y	22,285,244	3,309,768	389,765	82,936	138,591	26,609,301
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	41,027	527	—	(4)	41,134
NVIT Multi-Manager Small Company Fund, Class Y	—	41,027	527	—	(3)	41,111
Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $68,799,720 and sales of $7,805,827 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$451,697,413	$38,202,202	$(—)	$38,202,202

Amount designated as “—” is zero or has been rounded to zero.

18	Semiannual Report 2011

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	19

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Semiannual Report 2011

NVIT Core Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Core Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,029.70	3.02	0.60
	Hypothetical	[b]	1,000.00	1,021.82	3.01	0.60
Class II Shares	Actual		1,000.00	1,027.40	4.27	0.85
	Hypothetical	[b]	1,000.00	1,020.58	4.26	0.85
Class Y Shares	Actual		1,000.00	1,029.40	2.26	0.45
	Hypothetical	[b]	1,000.00	1,022.56	2.26	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Core Bond Fund
June 30, 2011 (Unaudited)

Asset Allocation
Corporate Bonds	37.4%
U.S. Government Sponsored & Agency Obligations	24.8%
U.S. Government Mortgage Backed Agencies	15.1%
Collateralized Mortgage Obligations	11.2%
Commercial Mortgage Backed Securities	4.0%
Mutual Fund	2.7%
Yankee Dollars	2.0%
U.S. Treasury Bonds	1.5%
Municipal Bond	0.7%
Asset-Backed Securities	0.1%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries †
Commercial Banks	8.8%
Metals & Mining	3.5%
Chemicals	3.0%
Diversified Financial Services	2.9%
Energy Equipment & Services	2.8%
Oil, Gas & Consumable Fuels	2.5%
Consumer Finance	2.2%
Tobacco	1.6%
Insurance	1.6%
Thrifts & Mortgage Finance	1.1%
Other Industries	70.0%

100.0%

Top Holdings †
Fannie Mae, 4.38%, 10/15/15	2.9%
Invesco Liquid Assets Portfolio—Institutional Class	2.7%
Federal Home Loan Banks, 3.00%, 06/24/13	2.3%
Private Export Funding Corp., 4.30%, 12/15/21	2.3%
Freddie Mac, 1.38%, 02/25/14	2.2%
Freddie Mac REMICS, 3.88%, 06/15/23	1.9%
Government National Mortgage Association, 5.00%, 03/16/37	1.8%
Fannie Mae Pool, 4.50%, 03/01/39	1.7%
Fannie Mae REMICS, 6.00%, 02/25/36	1.6%
Freddie Mac, 5.35%, 08/01/15	1.6%
Other Holdings	79.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Credit Card 0.1%
Golden Credit Card Trust,
Series 2008-3, Class A, 1.19%, 07/15/17 (a)(b)	$1,000,000	$1,000,291

Student Loan 0.0%†
Access Group, Inc.,
Series 2002-1, Class A2, 0.49%, 09/25/25 (a)	369,022	368,238

Total Asset-Backed Securities (cost $1,361,178)		1,368,529

Collateralized Mortgage Obligations 11.2%
Fannie Mae REMICS
Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,831,870
Series 2010-86, Class VB, 3.00%, 05/25/28	7,054,835	7,159,867
Series 2010-122, Class TG, 3.00%, 04/25/39	7,384,325	7,558,909
Series 2009-78, Class BM, 4.00%, 06/25/39	8,945,904	9,356,188
Freddie Mac REMICS
Series 2653, Class C, 3.88%, 06/15/23	17,002,463	17,704,846
Series 3665, Class KA, 3.00%, 05/15/36	6,467,107	6,633,687
Government National Mortgage Association
Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,609,178
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,348,480
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,704,700
Series 2010-112, Class QM, 2.50%, 09/20/39	7,223,136	7,174,076

Total Collateralized Mortgage Obligations (cost $102,250,132)		104,081,801

Commercial Mortgage Backed Securities 4.0%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class AM, 4.91%, 07/10/43 (a)	700,000	715,278
Series 2005-6, Class A4, 5.37%, 09/10/47 (a)	2,500,000	2,727,703
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	287,986	288,289

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Bear Stearns Commercial Mortgage Securities (continued)
Series 2004-T16, Class A6, 4.75%, 02/13/46 (a)	$1,000,000	$1,069,307
Series 2005-T18, Class A4, 4.93%, 02/13/42 (a)	1,700,000	1,821,501
Series 2006-T22, Class AM, 5.71%, 04/12/38 (a)	500,000	524,663
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B 5.89%, 12/10/49 (a)	2,000,000	2,090,252
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,000,000	3,218,088
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	726,381
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6, 5.40%, 08/10/38 (a)	1,500,000	1,622,455
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,167,291
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	1,961,149
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	1,000,000	1,025,955
Series 2006-LDP6, Class A4, 5.48%, 04/15/43 (a)	1,359,000	1,480,383
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	532,758
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,649,583
Series 2004-C4, Class A3, 5.35%, 06/15/29 (a)	473,103	489,951
Series 2004-C6, Class A4, 4.58%, 08/15/29	233,729	234,193
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (a)	1,500,000	1,435,630
Series 2007-C6, Class A2, 5.85%, 07/15/40	742,501	767,019
Series 2008-C1, Class A2, 6.31%, 04/15/41 (a)	1,500,000	1,670,452
Morgan Stanley Capital I
Series 2005-T19, Class A3, 4.83%, 06/12/47	296,544	298,633
Series 2005-T19, Class AJ, 4.99%, 06/12/47 (a)	1,000,000	1,006,901
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,036,479
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	2,500,000	2,714,611

6	Semiannual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I (continued)
Series 2006-T23, Class AM, 5.99%, 08/12/41 (a)	$1,479,000	$1,556,676
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,097,296
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4 6.39%, 10/15/35	283,800	287,170

Total Commercial Mortgage Backed Securities (cost $35,562,631)		37,216,047

Corporate Bonds 37.4%
Airlines 0.0%†
Continental Airlines 2000-2, Pass Through Trust,
Series 002A, Class A-1, 7.71%, 04/02/21	310,233	334,649

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,887,066
6.88%, 11/15/19	1,500,000	1,824,207

		3,711,273

Biotechnology 1.0%
Biogen Idec, Inc.,
6.88%, 03/01/18	8,000,000	9,342,488

Capital Markets 0.7%
Morgan Stanley
3.45%, 11/02/15	2,800,000	2,773,607
5.75%, 01/25/21	4,000,000	4,047,316

		6,820,923

Chemicals 3.0%
Agrium, Inc.,
6.75%, 01/15/19	7,173,000	8,424,473
Airgas, Inc.,
4.50%, 09/15/14	1,000,000	1,070,744
Cytec Industries, Inc.
6.00%, 10/01/15	5,320,000	5,890,533
8.95%, 07/01/17	4,000,000	4,987,316
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,922,485
7.30%, 01/15/28	1,205,000	1,405,477

		27,701,028

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks 8.7%
Bank of America NA,
6.10%, 06/15/17	$3,800,000	$4,069,435
Commonwealth Bank of Australia,
0.98%, 03/17/14 (a)(b)	8,000,000	8,028,752
Fifth Third Bancorp,
4.50%, 06/01/18	4,730,000	4,699,898
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,267,786
4.88%, 08/24/20	3,000,000	2,953,602
HSBC Holdings PLC,
6.80%, 06/01/38	2,750,000	2,934,709
ING Bank NV,
5.13%, 05/01/15 (b)	10,400,000	10,822,365
JPMorgan Chase Bank NA,
6.00%, 10/01/17	8,350,000	9,279,121
Nordea Bank AB,
4.88%, 05/13/21 (b)	7,350,000	7,058,727
Sovereign Bank,
8.75%, 05/30/18	7,500,000	8,466,443
Standard Chartered Bank,
6.40%, 09/26/17 (b)	9,155,000	10,162,563
SunTrust Bank,
0.55%, 08/24/15 (a)	5,000,000	4,727,245
Svenska Handelsbanken AB,
4.88%, 06/10/14 (b)	3,000,000	3,240,483
Wells Fargo Capital XIII,
7.70%, 03/26/13 (c)	1,000,000	1,020,000

		80,731,129

Communications Equipment 0.3%
Juniper Networks, Inc.,
4.60%, 03/15/21	3,000,000	3,068,598

Consumer Finance 2.2%
American Honda Finance Corp.
2.50%, 09/21/15 (b)	3,000,000	3,015,621
7.63%, 10/01/18 (b)	4,000,000	4,924,472
Sallie Mae, Inc.,
0.00%, 10/03/22	14,956,000	8,991,398
Toyota Motor Credit Corp.,
4.50%, 06/17/20	3,250,000	3,371,641

		20,303,132

Diversified Financial Services 2.9%
BP Capital Markets PLC,
5.25%, 11/07/13	1,000,000	1,083,464
Citigroup, Inc.,
8.13%, 07/15/39	1,500,000	1,877,052
FMR LLC,
6.50%, 12/14/40 (b)	3,000,000	3,076,071
General Electric Capital Corp.
6.00%, 08/07/19	2,000,000	2,214,520
5.30%, 02/11/21	6,000,000	6,243,252

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Harley-Davidson Funding Corp.,
6.80%, 06/15/18 (b)	$3,000,000	$3,390,579
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (c)	1,000,000	1,074,090
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,500,000	3,462,310
Xstrata Finance Canada Ltd.
5.80%, 11/15/16 (b)	2,148,000	2,405,526
6.90%, 11/15/37 (b)	2,000,000	2,189,002

		27,015,866

Diversified Telecommunication Services 0.7%
Telstra Corp. Ltd.,
4.80%, 10/12/21 (b)	3,250,000	3,260,758
Verizon Communications, Inc.,
5.50%, 02/15/18	3,000,000	3,336,552

		6,597,310

Electric Utilities 1.0%
Integrys Energy Group, Inc.,
4.17%, 11/01/20	2,000,000	1,948,914
Nisource Finance Corp.,
6.13%, 03/01/22	3,000,000	3,305,094
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	2,000,000	2,337,374
PacifiCorp,
5.65%, 07/15/18	1,500,000	1,708,517

		9,299,899

Energy Equipment & Services 2.3%
Ensco PLC,
4.70%, 03/15/21	8,000,000	8,081,464
Nabors Industries, Inc.,
6.15%, 02/15/18	9,000,000	9,949,572
Weatherford International Ltd.,
6.00%, 03/15/18	1,000,000	1,096,169
Weatherford International, Inc.,
6.35%, 06/15/17	1,465,000	1,658,132

		20,785,337

Food & Staples Retailing 1.1%
CVS Pass-Through Trust,
6.94%, 01/10/30	8,601,527	9,674,482

Food Products 0.3%
Kraft Foods, Inc.
6.13%, 02/01/18	1,442,000	1,658,927
5.38%, 02/10/20	1,000,000	1,093,198

		2,752,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 0.7%
Laboratory Corp of America Holdings,
5.63%, 12/15/15	$2,000,000	$2,241,768
Quest Diagnostics, Inc.,
4.70%, 04/01/21	4,000,000	4,094,548

		6,336,316

Insurance 1.6%
MetLife, Inc.,
6.75%, 06/01/16	4,000,000	4,655,820
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	795,451
Prudential Financial, Inc.
4.75%, 09/17/15	3,000,000	3,227,625
6.00%, 12/01/17	5,000,000	5,611,615

		14,290,511

Media 0.8%
NBC Universal, Inc.,
4.38%, 04/01/21 (b)	4,000,000	3,958,204
Time Warner Cable, Inc.,
6.75%, 07/01/18	3,250,000	3,769,002

		7,727,206

Metals & Mining 3.0%
Allegheny Technologies, Inc.
9.38%, 06/01/19	2,246,000	2,845,819
5.95%, 01/15/21	3,500,000	3,725,456
Anglo American Capital PLC
9.38%, 04/08/19 (b)	2,800,000	3,683,260
4.45%, 09/27/20 (b)	3,000,000	3,047,973
ArcelorMittal,
5.50%, 03/01/21	5,350,000	5,358,351
Barrick North America Finance LLC,
4.40%, 05/30/21 (b)	9,000,000	8,958,258

		27,619,117

Multi-Utilities 1.1%
DTE Energy Co.,
0.96%, 06/03/13 (a)	10,000,000	10,026,730

Office Electronics 0.8%
Xerox Corp.,
1.08%, 05/16/14 (a)	7,500,000	7,536,143

Oil, Gas & Consumable Fuels 1.8%
Energy Transfer Partners LP
6.13%, 02/15/17	1,250,000	1,392,359
6.70%, 07/01/18	3,000,000	3,380,769
6.05%, 06/01/41	3,000,000	2,907,360
Pride International, Inc.,
6.88%, 08/15/20	2,500,000	2,907,440

8	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	$1,000,000	$1,135,617
5.50%, 02/15/20	5,000,000	5,313,340

		17,036,885

Real Estate Investment Trusts (REITs) 0.3%
National Retail Properties, Inc.,
6.88%, 10/15/17	2,580,000	2,877,649

Thrifts & Mortgage Finance 1.1%
U.S. Central Federal Credit Union,
1.90%, 10/19/12	10,000,000	10,177,610

Tobacco 1.6%
Altria Group, Inc.,
4.75%, 05/05/21	4,000,000	3,997,260
Lorillard Tobacco Co.,
6.88%, 05/01/20	5,000,000	5,424,650
Reynolds American, Inc.,
7.63%, 06/01/16	4,700,000	5,637,274

		15,059,184

Total Corporate Bonds (cost $337,727,805)		346,825,590

Municipal Bond 0.7%
Illinois 0.7%
City of Chicago,
Series 2011, 7.78%, 01/01/35	5,500,000	6,264,225

Total Municipal Bond (cost $5,500,000)		6,264,225

U.S. Government Mortgage Backed Agencies 15.1%
Fannie Mae Pool
Pool# 873863 5.69%, 05/01/16	4,715,547	5,161,677
Pool# 464279 4.30%, 07/01/21	3,579,339	3,794,495
Pool# AA4433 4.50%, 03/01/39	15,000,000	15,545,942
Pool# AA6943 4.50%, 05/01/39	7,979,450	8,269,871
Fannie Mae REMICS
Pool# FNR 2005-53 MH 5.50%, 03/25/34	10,000,000	10,859,413
Pool# FNR 2007-74 QC 6.00%, 02/25/36	13,652,000	14,943,811
Pool# FNR 2007-6 PA 5.50%, 02/25/37	6,475,815	7,083,523

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Pool# FNR 2007-66 AH 6.00%, 07/25/37	$9,032,677	$9,333,838
Freddie Mac Gold Pool
Pool# A85748, 5.00%, 04/01/39	7,237,384	7,696,433
Freddie Mac REMICS
Pool# FHR 3451 VB 5.00%, 05/15/28	10,000,000	10,845,514
Pool# FHR 3036 TM 4.50%, 12/15/34	10,000,000	10,600,344
Pool# FHR 3334 MD 5.00%, 06/15/35	10,000,000	10,699,959
Pool# FHR 3189 PC 6.00%, 08/15/35	10,000,000	11,090,431
Pool# FHR 3540 LN 4.50%, 04/15/38	13,665,637	14,594,733

Total U.S. Government Mortgage Backed Agencies (cost $136,479,096)		140,519,984

U.S. Government Sponsored & Agency Obligations 24.8%
Fannie Mae
3.25%, 04/09/13	2,500,000	2,626,102
4.38%, 10/15/15	24,000,000	26,595,864
0.00%, 06/01/17	6,000,000	5,132,022
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17 (b)	8,225,000	9,299,703
Federal Farm Credit Bank
2.80%, 11/05/14	10,000,000	10,512,920
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	20,977,380
3.13%, 12/13/13	10,000,000	10,585,140
2.75%, 03/13/15	5,000,000	5,219,450
3.63%, 03/12/21	8,000,000	8,034,840
5.00%, 03/12/21	5,000,000	5,494,935
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	2,500,000	2,574,980
2.18%, 02/19/14	10,000,000	10,347,800
Freddie Mac
1.00%, 08/28/12	10,000,000	10,074,730
1.38%, 02/25/14	20,000,000	20,292,620
5.35%, 08/01/15	13,000,000	14,848,210
Freddie Mac STRIPS
0.00%, 03/15/12	10,439,000	10,384,300
Pooled Funding Trust II
2.63%, 03/30/12 (b)	5,000,000	5,047,835
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,603,250
2.25%, 12/15/17	7,000,000	6,870,052
4.30%, 12/15/21	20,000,000	20,961,600

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Tennessee Valley Authority
5.88%, 04/01/36	$11,793,000	$13,542,197

Total U.S. Government Sponsored & Agency Obligations (cost $225,857,391)		230,025,930

U.S. Treasury Bonds 1.5%
U.S. Treasury Bond,
5.25%, 02/15/29	9,000,000	10,385,154
U.S. Treasury Inflation Indexed Bond,
2.13%, 01/15/19	3,000,000	3,570,802

Total U.S. Treasury Bonds (cost $13,944,194)		13,955,956

Yankee Dollars 2.0%
Energy Equipment & Services 0.5%
Weatherford International Ltd.,
6.50%, 08/01/36	4,700,000	4,848,134

Metals & Mining 0.5%
Xstrata Canada Corp.
7.25%, 07/15/12	1,170,000	1,236,994
6.00%, 10/15/15	2,740,000	3,053,730

		4,290,724

Oil, Gas & Consumable Fuels 0.6%
Nexen, Inc.
7.40%, 05/01/28	3,000,000	3,435,102
6.40%, 05/15/37	2,250,000	2,244,409

		5,679,511

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV,
0.75%, 03/21/14 (a)	3,300,000	3,312,857

Total Yankee Dollars (cost $17,666,795)		18,131,226

Mutual Fund 2.7%

	Shares	Market Value

Money Market Fund 2.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	24,849,500	$24,849,500

Total Mutual Fund (cost $24,849,500)		24,849,500

Total Investments (cost $901,198,722) (e) — 99.5%		923,238,788

Other assets in excess of liabilities — 0.5%		4,860,422

NET ASSETS — 100.0%		$928,099,210

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $96,570,443 which represents 10.41% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Core Bond Fund
Assets:
Investments, at value (cost $901,198,722)	$923,238,788
Interest and dividends receivable	7,261,006
Receivable for capital shares issued	1,739,158
Reclaims receivable	50,469
Prepaid expenses	6,901

Total Assets	932,296,322

Liabilities:
Payable for investments purchased	2,944,951
Payable for capital shares redeemed	830,991
Accrued expenses and other payables:
Investment advisory fees	302,764
Fund administration fees	22,315
Distribution fees	30,882
Administrative servicing fees	17,927
Accounting and transfer agent fees	3,034
Custodian fees	2,595
Compliance program costs (Note 3)	510
Professional fees	18,540
Printing fees	20,663
Other	1,940

Total Liabilities	4,197,112

Net Assets	$928,099,210

Represented by:
Capital	$897,130,371
Accumulated undistributed net investment income	5,591,778
Accumulated net realized gains from investment transactions	3,336,995
Net unrealized appreciation/(depreciation) from investments	22,040,066

Net Assets	$928,099,210

Net Assets:
Class I Shares	$18,659,245
Class II Shares	147,844,756
Class Y Shares	761,595,209

Total	$928,099,210

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,739,620
Class II Shares	13,819,951
Class Y Shares	71,022,931

Total	86,582,502

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.73
Class II Shares	$10.70
Class Y Shares	$10.72

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$15,930,439
Dividend income	14,642
Other income	976

Total Income	15,946,057

EXPENSES:
Investment advisory fees	1,680,747
Fund administration fees	139,622
Distribution fees Class II Shares	185,559
Administrative servicing fees Class I Shares	12,625
Administrative servicing fees Class II Shares	111,336
Professional fees	29,603
Printing fees	3,392
Trustee fees	13,273
Custodian fees	13,399
Accounting and transfer agent fees	6,055
Compliance program costs (Note 3)	1,689
Other	8,246

Total expenses before earnings credit	2,205,546

Earnings credit (Note 4)	(105)

Total Expenses	2,205,441

NET INVESTMENT INCOME	13,740,616

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,336,995
Net change in unrealized appreciation/(depreciation) from investments	7,582,337

Net realized/unrealized gains from investments	10,919,332

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,659,948

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$13,740,616	$19,941,185
Net realized gains from investment transactions	3,336,995	6,171,607
Net change in unrealized appreciation from investments	7,582,337	11,800,388

Change in net assets resulting from operations	24,659,948	37,913,180

Distributions to Shareholders From:
Net investment income:
Class I	(186,419)	(426,664)
Class II	(1,363,514)	(4,326,691)
Class Y	(7,940,412)	(13,904,907)
Net realized gains:
Class I	—	(150,163)
Class II	—	(1,611,004)
Class Y	—	(5,553,900)

Change in net assets from shareholder distributions	(9,490,345)	(25,973,329)

Change in net assets from capital transactions	142,148,306	267,157,186

Change in net assets	157,317,909	279,097,037

Net Assets:
Beginning of period	770,781,301	491,684,264

End of period	$928,099,210	$770,781,301

Accumulated undistributed net investment income at end of period	$5,591,778	$1,341,507

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,081,125	$12,529,607
Dividends reinvested	186,419	576,827
Cost of shares redeemed	(3,106,038)	(11,779,295)

Total Class I	3,161,506	1,327,139

Class II Shares
Proceeds from shares issued	12,082,028	17,332,189
Dividends reinvested	1,363,514	5,937,695
Cost of shares redeemed	(14,368,888)	(90,777,820)

Total Class II	(923,346)	(67,507,936)

Class Y Shares
Proceeds from shares issued	138,831,591	332,834,406
Dividends reinvested	7,940,412	19,458,807
Cost of shares redeemed	(6,861,857)	(18,955,230)

Total Class Y	139,910,146	333,337,983

Change in net assets from capital transactions	$142,148,306	$267,157,186

2011 Semiannual Report	13

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	572,249	1,168,858
Reinvested	17,397	54,715
Redeemed	(292,662)	(1,098,264)

Total Class I Shares	296,984	125,309

Class II Shares
Issued	1,148,100	1,653,893
Reinvested	127,606	565,303
Redeemed	(1,357,064)	(8,426,497)

Total Class II Shares	(81,358)	(6,207,301)

Class Y Shares
Issued	13,040,793	31,013,922
Reinvested	740,828	1,849,472
Redeemed	(647,346)	(1,755,330)

Total Class Y Shares	13,134,275	31,108,064

Total change in shares	13,349,901	25,026,072

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.53	0.17	0.14	0.31	(0.11)	—	(0.11)	$10.73	2.97%		$18,659,245	0.60%	3.19%	0.60%	25.14%
Year Ended December 31, 2010(e)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	$10.53	7.06%		$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	$10.21	8.78%		$13,455,339	0.65%	3.47%	0.65%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	—	(0.24)	$9.69	(0.65%	)	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.51	0.15	0.14	0.29	(0.10)	—	(0.10)	$10.70	2.74%		$147,844,756	0.85%	2.94%	0.85%	25.14%
Year Ended December 31, 2010(e)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	$10.51	6.78%		$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009(e)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	$10.19	8.59%		$204,807,516	0.88%	3.03%	0.88%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	—	(0.24)	$9.67	(0.87%	)	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.53	0.18	0.13	0.31	(0.12)	—	(0.12)	$10.72	2.94%		$761,595,209	0.45%	3.34%	0.45%	25.14%
Year Ended December 31, 2010(e)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	$10.53	7.22%		$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	$10.21	8.92%		$273,421,409	0.50%	3.69%	0.50%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	—	(0.25)	$9.69	(0.56%	)	$78,958,783	0.55%	4.44%	0.62%	88.25%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

16	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees and are generally categorized as Level 2 investments within the hierarchy. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value and are generally categorized as level 2 investments the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,368,529	$—	$1,368,529
Collateralized Mortgage Obligations	—	104,081,801	—	104,081,801
Commercial Mortgage Backed Securities	—	37,216,047	—	37,216,047
Corporate Bonds	—	346,825,590	—	346,825,590
Municipal Bond	—	6,264,225	—	6,264,225
Mutual Fund	24,849,500	—	—	24,849,500
U.S. Government Mortgage Backed Agencies	—	140,519,984	—	140,519,984
U.S. Government Sponsored & Agency Obligations	—	230,025,930	—	230,025,930
U.S. Treasury Bonds	—	13,955,956	—	13,955,956
Yankee Dollars	—	18,131,226	—	18,131,226
Total	$24,849,500	$898,389,288	$—	$923,238,788

*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of

18	Semiannual Report 2011

the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $556,232 for the six months ended June 30, 2011.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$32,882	$—	$—	$—	$32,882
(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,689.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $123,961 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

20	Semiannual Report 2011

offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $351,133,208 and sales of $204,759,495 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $0 and sales of $12,931,546 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$901,198,722	$25,706,603	$(3,666,537)	$22,040,066

8.  Subsequent Event

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	21

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

22	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2011

NVIT Core Plus Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

20	Statement of Assets and Liabilities

22	Statement of Operations

23	Statements of Changes in Net Assets

25	Financial Highlights

26	Notes to Financial Statements

34	Supplemental Information

37	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Core Plus Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,032.20	3.33	0.66
	Hypothetical	[b]	1,000.00	1,021.52	3.31	0.66
Class II Shares	Actual		1,000.00	1,030.20	4.58	0.91
	Hypothetical	[b]	1,000.00	1,020.28	4.56	0.91
Class Y Shares	Actual		1,000.00	1,032.90	2.57	0.51
	Hypothetical	[b]	1,000.00	1,022.27	2.56	0.51

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Core Plus Bond Fund
June 30, 2011 (Unaudited)

Asset Allocation
U.S. Government Mortgage Backed Agencies	33.3%
Corporate Bonds	32.7%
Mutual Fund	31.5%
Commercial Mortgage Backed Securities	11.9%
U.S. Treasury Bonds	6.3%
U.S. Treasury Bills	4.4%
U.S. Treasury Notes	1.2%
Sovereign Bonds	1.2%
Yankee Dollar	0.5%
U.S. Government Sponsored & Agency Obligations	0.2%
Asset-Backed Securities	0.1%
Liabilities in excess of other assets	(23.3)%

100.0%

Top Industries †
Diversified Financial Services	3.9%
Diversified Telecommunication Services	2.9%
Media	2.8%
Capital Markets	2.1%
Oil, Gas & Consumable Fuels	1.8%
Food Products	1.2%
Metals & Mining	1.2%
Airlines	1.2%
Insurance	1.1%
Electric Utilities	1.1%
Other Industries	80.7%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	25.6%
Freddie Mac Gold Pool TBA, 4.00%, 07/15/41	6.3%
Fannie Mae Pool TBA, 5.00%, 07/25/41	4.3%
Freddie Mac Gold Pool TBA, 5.50%, 07/15/41	3.2%
Fannie Mae Pool TBA, 5.50%, 07/25/41	2.6%
Freddie Mac Gold Pool TBA, 4.50%, 07/15/41	2.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	2.1%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 01/15/21	1.8%
United States Treasury Bills, 0.08%, 12/22/11	1.8%
United States Treasury Bills, 0.12%, 04/05/12	1.8%
Other Holdings	48.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Home Equity 0.1%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.51%, 12/25/35 (a)	$1,570,000	$970,654

Student Loans 0.0%†
SLM Student Loan Trust, Series 2008-6, Class A1, 0.67%, 10/27/14 (a)	8,737	8,739

Total Asset-Backed Securities (cost $990,506)		979,393

Commercial Mortgage Backed Securities 11.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	1,100,000	1,209,555
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,918,260
Series 2007-3, Class A4, 5.80%, 06/10/49 (a)	2,000,000	2,152,040
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,165,235
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	800,000	868,860
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,885,000	2,000,065
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	750,000	818,107
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.21%, 12/10/49 (a)	5,500,000	5,975,379
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,445,649
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	1,650,000	1,779,455
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	236,203
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	679,049
Series 2007-C3, Class A4, 5.90%, 06/15/39 (a)	2,500,000	2,645,284
Series 2007-C4, Class A4, 5.99%, 09/15/39 (a)	3,770,000	3,989,985

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

CW Capital Cobalt Ltd. Series 2007-C2, Class A2, 5.33%, 04/15/47	$1,267,772	$1,295,554
Series 2007-C3, Class A4, 6.01%, 05/15/46 (a)	4,250,000	4,599,040
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1 3.74%, 11/13/46 (b)	2,119,844	2,168,195
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	4,825,000	5,177,466
Series 2007-GG9, Class A4, 5.44%, 03/10/39	790,000	847,430
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,828,120
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	843,019
Series 2006-GG6, Class A4, 5.55%, 04/10/38 (a)	1,500,000	1,630,136
Series 2007-GG10, Class A4, 5.99%, 08/10/45 (a)	4,420,000	4,745,313
Series 2011-GC3, Class A4, 4.75%, 03/10/44 (b)	1,290,000	1,305,110
JP Morgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1 0.29%, 03/25/47 (a)	3,535,819	2,450,146
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	338,589	338,129
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,533,000	2,697,053
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	3,206,278
Series 2007-CB19, Class A4, 5.93%, 02/12/49 (a)	4,000,000	4,341,283
Series 2007-CB20, Class A3, 5.82%, 02/12/51	2,500,000	2,656,225
Series 2007-LD11, Class A4, 6.00%, 06/15/49 (a)	1,835,000	1,979,045
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,000,000	3,261,896
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	2,188,000	2,345,973
Series 2008-C2, Class ASB, 6.13%, 02/12/51 (a)	205,000	219,919
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40 (a)	1,635,000	1,773,887

6	Semiannual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49 (a)	$1,790,000	$1,908,118
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,223,013
Series 2007-7, Class A4, 5.81%, 06/12/50 (a)	3,235,000	3,462,223
Series 2007-8, Class A3, 6.16%, 08/12/49 (a)	250,000	273,695
Morgan Stanley Capital I, Series 2007- IQ16, Class A4 5.81%, 12/12/49	1,250,000	1,371,620
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2 0.42%, 01/25/36 (a)	2,527,612	1,787,762
Structured Asset Investment Loan Trust, Series 2004-8, Class M1 0.79%, 09/25/34 (a)	2,410,000	1,573,178
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5, 4.66%, 05/15/44	500,000	512,246
Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	290,000	314,961
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	279,373
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,500,000	2,627,782
Series 2007-C33, Class A2, 6.05%, 02/15/51 (a)	236,496	241,833

Total Commercial Mortgage Backed Securities (cost $86,801,172)		96,168,147

Corporate Bonds 32.7%
Aerospace & Defense 0.0%†
BE Aerospace, Inc., 8.50%, 07/01/18	195,000	212,794

Airlines 1.4%
Continental Airlines, Inc., 6.75%, 09/15/15 (b)	630,000	633,150
Continental Airlines, Inc., Series A, 7.25%, 11/10/19	1,108,983	1,194,929
Continental Airlines, Inc., Series A, Class A, 4.75%, 01/12/21	3,965,000	3,865,875
Continental Airlines, Inc., Series 071A, 5.98%, 04/19/22	1,212,182	1,246,971
Delta Air Lines, Inc., 9.50%, 09/15/14 (b)	134,000	142,878

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines (continued)
Delta Air Lines, Inc., Series 1A, 6.20%, 07/02/18	$1,200,775	$1,251,112
Delta Air Lines, Inc., Series A, 7.75%, 12/17/19	2,505,340	2,730,821
Delta Air Lines, Inc., Series 071A, 6.82%, 08/10/22	431,693	448,961

		11,514,697

Automobiles 0.1%
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 06/15/19 (b)	405,000	397,912
Ford Motor Co. 7.45%, 07/16/31	420,000	476,128
9.98%, 02/15/47	70,000	85,090

		959,130

Building Products 0.1%
Masco Corp., 6.13%, 10/03/16	230,000	236,267
USG Corp. 9.75%, 08/01/14 (b)	430,000	455,800
8.38%, 10/15/18 (b)	415,000	408,775

		1,100,842

Capital Markets 2.5%
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/16	2,165,000	2,188,507
6.75%, 10/01/37	3,485,000	3,484,941
6.25%, 02/01/41	1,315,000	1,325,745
Morgan Stanley 3.45%, 11/02/15	3,840,000	3,803,804
3.80%, 04/29/16	1,915,000	1,892,763
5.63%, 09/23/19	7,645,000	7,844,909

		20,540,669

Casinos & Gaming 0.0%†
San Pasqual Casino, 8.00%, 09/15/13 (b)	110,000	108,900

Chemicals 0.1%
CF Industries, Inc., 6.88%, 05/01/18	255,000	289,106
Huntsman International LLC 8.63%, 03/15/20	115,000	125,350
8.63%, 03/15/21	115,000	125,063
Nalco Co., 8.25%, 05/15/17	345,000	376,912

		916,431

Commercial Banks 0.5%
Ally Financial, Inc. 6.25%, 12/01/17 (b)	830,000	824,465
8.00%, 03/15/20	470,000	499,375

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Bank of China Hong Kong Ltd., Series REGS, 5.55%, 02/11/20	$435,000	$439,773
CIT Group, Inc. 7.00%, 05/02/16 (b)	935,154	931,647
7.00%, 05/02/17 (b)	814,216	812,181
RSHB Capital SA for OJSC Russian Agricultural Bank, Series REGS, 6.30%, 05/15/17	500,000	527,500

		4,034,941

Commercial Services & Supplies 0.2%
Ford Holdings LLC, 9.30%, 03/01/30	75,000	92,630
Power Sector Assets & Liabilities Management Corp., Series REGS, 7.39%, 12/02/24	400,000	471,474
RR Donnelley & Sons Co., 7.25%, 05/15/18	455,000	455,000
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (b)	260,000	269,100

		1,288,204

Communications Equipment 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17 (b)	385,000	416,762
CommScope, Inc., 8.25%, 01/15/19 (b)	275,000	283,250
CSC Holdings LLC 8.50%, 06/15/15	140,000	151,200
7.88%, 02/15/18	80,000	87,400
UPC Holding BV, 9.88%, 04/15/18 (b)	225,000	249,750

		1,188,362

Consumer Finance 1.1%
American Express Credit Corp. 5.88%, 05/02/13	4,095,000	4,408,436
5.13%, 08/25/14	1,290,000	1,407,804
Ford Motor Credit Co. LLC 8.00%, 12/15/16	125,000	140,561
6.63%, 08/15/17	615,000	653,770
8.13%, 01/15/20	485,000	561,830
International Lease Finance Corp. 5.65%, 06/01/14	285,000	285,000
8.63%, 09/15/15	345,000	373,894
8.75%, 03/15/17	255,000	278,906
7.13%, 09/01/18 (b)	210,000	224,700
6.25%, 05/15/19	300,000	293,120
SLM Corp. 6.25%, 01/25/16	280,000	290,500
8.45%, 06/15/18	135,000	148,178

		9,066,699

Corporate Bonds (continued)

	Principal Amount	Market Value

Containers & Packaging 0.2%
Ball Corp. 7.13%, 09/01/16	$380,000	$414,200
6.63%, 03/15/18	140,000	144,375
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 05/15/17	285,000	305,306
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	315,000	342,563

		1,206,444

Diversified Consumer Services 0.0%†
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	190,000	186,437

Diversified Financial Services 4.8%
Arch Western Finance LLC, 6.75%, 07/01/13	251,000	251,314
Bank of America Corp. 4.50%, 04/01/15	3,630,000	3,795,165
3.63%, 03/17/16	3,480,000	3,490,022
5.63%, 07/01/20	4,360,000	4,501,752
5.00%, 05/13/21	4,260,000	4,208,233
Citigroup, Inc. 5.50%, 04/11/13	2,460,000	2,611,723
3.95%, 06/15/16	5,620,000	5,753,239
6.13%, 11/21/17	1,400,000	1,546,235
ERAC USA Finance LLC, 4.50%, 08/16/21 (b)	2,530,000	2,514,704
FireKeepers Development Authority, 13.88%, 05/01/15 (b)	280,000	323,400
General Electric Capital Corp., 5.90%, 05/13/14	2,190,000	2,432,891
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 01/15/16	705,000	723,506
8.00%, 01/15/18	365,000	370,475
Intergas Finance BV, Series REGS, 6.38%, 05/14/17	275,000	294,594
JP Morgan Chase Capital XVII, Series Q, 5.85%, 08/01/35	1,359,000	1,336,707
JPMorgan Chase & Co., 4.63%, 05/10/21	3,840,000	3,808,931
Lyondell Chemical Co., 8.00%, 11/01/17 (b)	251,000	279,237
Springleaf Finance Corp., 6.90%, 12/15/17	390,000	357,825

		38,599,953

Diversified Telecommunication Services 3.6%
AT&T, Inc. 4.45%, 05/15/21	3,410,000	3,470,254
6.55%, 02/15/39	1,525,000	1,672,666

8	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc., 6.45%, 06/15/21	$2,795,000	$2,763,050
EH Holding Corp., 7.63%, 06/15/21 (b)	115,000	117,300
Frontier Communications Corp. 6.63%, 03/15/15	185,000	192,863
8.25%, 04/15/17	260,000	282,750
9.00%, 08/15/31	290,000	297,250
GCI, Inc., 8.63%, 11/15/19	395,000	432,525
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	390,000	413,400
Intelsat Luxembourg SA, 11.50%, 02/04/17	405,066	435,446
PAETEC Holding Corp., 8.88%, 06/30/17	115,000	120,750
Qwest Communications International, Inc., 7.13%, 04/01/18	630,000	676,463
Qwest Corp., 7.50%, 10/01/14	1,360,000	1,524,900
Sprint Capital Corp. 6.90%, 05/01/19	210,000	216,300
6.88%, 11/15/28	380,000	360,050
Telecom Italia Capital SA, 4.95%, 09/30/14	838,000	873,756
Telefonica Emisiones SAU 3.99%, 02/16/16	3,070,000	3,105,376
5.13%, 04/27/20	1,225,000	1,214,303
5.46%, 02/16/21	3,200,000	3,248,566
Verizon Communications, Inc., 4.60%, 04/01/21	4,425,000	4,565,689
Virgin Media Finance PLC, Series 1, 9.50%, 08/15/16	220,000	248,600
Virgin Media Finance PLC, 8.38%, 10/15/19	220,000	245,300
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	625,000	685,156
West Corp. 8.63%, 10/01/18 (b)	90,000	90,900
7.88%, 01/15/19 (b)	250,000	242,500
Wind Acquisition Finance SA, 7.25%, 02/15/18 (b)	335,000	348,400
Windstream Corp. 8.13%, 08/01/13	70,000	75,950
7.75%, 10/15/20	660,000	691,350
7.75%, 10/01/21	485,000	506,825

		29,118,638

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities 1.3%
Comision Federal de Electricidad, 4.88%, 05/26/21 (b)	$2,895,000	$2,890,947
Edison Mission Energy 7.20%, 05/15/19	590,000	469,050
7.63%, 05/15/27	345,000	253,575
Exelon Generation Co. LLC 4.00%, 10/01/20	1,595,000	1,505,390
6.25%, 10/01/39	1,600,000	1,617,040
Ipalco Enterprises, Inc. 7.25%, 04/01/16 (b)	145,000	160,736
5.00%, 05/01/18 (b)	445,000	434,700
Majapahit Holding BV Series REGS, 7.25%, 06/28/17	314,000	354,963
Series REGS, 7.88%, 06/29/37	215,000	246,712
Mirant Mid Atlantic Pass Through Trust, Series A, 8.63%, 06/30/12	42,302	43,042
PPL WEM Holdings PLC, 3.90%, 05/01/16 (b)	2,800,000	2,873,310

		10,849,465

Electronic Equipment, Instruments & Components 0.0%†
NXP BV/NXP Funding LLC, 9.75%, 08/01/18 (b)	250,000	280,000

Energy Equipment & Services 0.5%
Empresa Nacional del Petroleo, Series REGS, 5.25%, 08/10/20	425,000	430,868
NAK Naftogaz Ukraine, 9.50%, 09/30/14	95,000	104,144
Pemex Project Funding Master Trust 5.75%, 03/01/18	586,000	642,553
6.63%, 06/15/38	350,000	367,028
Petrohawk Energy Corp. 7.25%, 08/15/18	270,000	277,088
6.25%, 06/01/19 (b)	95,000	92,862
Petroleos Mexicanos, 6.50%, 06/02/41 (b)	2,430,000	2,465,592

		4,380,135

Food & Staples Retailing 0.3%
CVS Caremark Corp., 5.75%, 05/15/41	2,410,000	2,369,596

Food Products 1.5%
Del Monte Foods Co., 7.63%, 02/15/19 (b)	155,000	156,550
Grupo Bimbo SAB de CV, 4.88%, 06/30/20 (b)	3,385,000	3,396,455
Kraft Foods, Inc., 6.50%, 02/09/40	2,925,000	3,249,014

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
Sigma Alimentos SA de CV, 5.63%, 04/14/18 (b)	$5,475,000	$5,584,500

		12,386,519

Gas Utilities 0.3%
AmeriGas Partners LP, 7.13%, 05/20/16	230,000	236,900
Enterprise Products Operating LLC, 5.95%, 02/01/41	1,250,000	1,241,487
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	332,863
Inergy LP/Inergy Finance Corp.,, 7.00%, 10/01/18	320,000	323,200
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	155,000	160,425

		2,294,875

Health Care Equipment & Supplies 0.1%
Boston Scientific Corp. 4.50%, 01/15/15	135,000	142,341
6.00%, 01/15/20	285,000	308,527

		450,868

Health Care Providers & Services 0.6%
Biomet, Inc., 10.00%, 10/15/17	330,000	359,700
Coventry Health Care, Inc., 5.45%, 06/15/21	745,000	762,291
Express Scripts, Inc., 3.13%, 05/15/16	2,610,000	2,626,083
HCA, Inc., 8.50%, 04/15/19	365,000	403,325
Kindred Healthcare, Inc., 8.25%, 06/01/19 (b)	370,000	368,150
Tenet Healthcare Corp. 10.00%, 05/01/18	205,000	232,931
8.88%, 07/01/19	145,000	160,044

		4,912,524

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	120,000	128,100
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16 (b)	490,000	505,925
MGM Mirage, Inc 11.13%, 11/15/17	365,000	417,013
9.00%, 03/15/20	325,000	355,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	$460,000	$509,450

		1,916,363

Household Durables 0.1%
Shea Homes LP / Shea Homes Funding Corp., 8.63%, 05/15/19 (b)	160,000	157,600
Standard Pacific Corp., 8.38%, 05/15/18	300,000	297,375

		454,975

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.13%, 04/15/19 (b)	345,000	342,412
6.88%, 02/15/21 (b)	200,000	195,000

		537,412

Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.25%, 10/15/17 (b)	765,000	776,475
GenOn Energy, Inc., 7.63%, 06/15/14	205,000	211,150
NRG Energy, Inc., 7.88%, 05/15/21 (b)	725,000	723,188

		1,710,813

Industrial Conglomerates 0.2%
Tyco International Finance SA, 3.75%, 01/15/18	1,895,000	1,913,950

Information Technology 0.0%†
Seagate HDD Cayman, 7.00%, 11/01/21 (b)	230,000	230,000

Information Technology Services 0.4%
Fidelity National Information Services, Inc. 7.63%, 07/15/17	445,000	472,256
7.88%, 07/15/20	95,000	100,819
First Data Corp., 7.38%, 06/15/19 (b)	730,000	735,475
Fiserv, Inc., 3.13%, 06/15/16	1,525,000	1,516,977
Lender Processing Services, Inc., 8.13%, 07/01/16	185,000	180,375

		3,005,902

10	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 1.4%
Hartford Financial Services Group, Inc. 5.38%, 03/15/17	$3,100,000	$3,263,745
6.30%, 03/15/18	1,840,000	2,000,823
Lincoln National Corp., 4.85%, 06/24/21	3,190,000	3,150,769
Prudential Financial, Inc., 3.88%, 01/14/15	2,685,000	2,802,539

		11,217,876

Machinery 0.2%
Case New Holland, Inc., 7.88%, 12/01/17 (b)	620,000	682,000
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	375,000	400,313
Navistar International Corp., 8.25%, 11/01/21	495,000	529,650

		1,611,963

Media 3.5%
AMC Networks, Inc., 7.75%, 07/15/21 (b)	120,000	125,400
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	100,000	117,750
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	330,000	341,962
7.00%, 01/15/19	55,000	56,650
8.13%, 04/30/20	355,000	383,400
6.50%, 04/30/21	240,000	236,700
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17 (b)	710,000	738,400
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)	180,000	191,250
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	440,000	479,600
Comcast Corp., 6.30%, 11/15/17	505,000	585,360
DIRECTV Holdings LLC, 3.55%, 03/15/15	1,655,000	1,729,157
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, 03/01/21	2,615,000	2,708,455
6.00%, 08/15/40	1,615,000	1,637,440
DISH DBS Corp. 7.00%, 10/01/13	150,000	161,063
7.75%, 05/31/15	385,000	416,762
6.75%, 06/01/21 (b)	440,000	451,000
Gannett Co., Inc. 9.38%, 11/15/17	150,000	165,000
7.13%, 09/01/18 (b)	570,000	572,138

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Lamar Media Corp., 9.75%, 04/01/14	$230,000	$265,650
Mediacom LLC / Mediacom Capital Corp., 9.13%, 08/15/19	135,000	142,425
NBC Universal, Inc. 4.38%, 04/01/21 (b)	2,710,000	2,681,683
6.40%, 04/30/40 (b)	2,820,000	3,030,781
Sirius XM Radio, Inc., 8.75%, 04/01/15 (b)	100,000	110,250
Time Warner Cable, Inc. 6.75%, 07/01/18	4,995,000	5,792,667
5.88%, 11/15/40	765,000	755,028
Time Warner, Inc. 6.10%, 07/15/40	1,040,000	1,057,218
6.25%, 03/29/41	1,265,000	1,314,051
Univision Communications, Inc., 6.88%, 05/15/19 (b)	555,000	549,450
Videotron Ltee, 9.13%, 04/15/18	250,000	279,062
WMG Acquisition Corp., 9.50%, 06/15/16	370,000	390,350
XM Satellite Radio, Inc., 7.63%, 11/01/18 (b)	545,000	569,525

		28,035,627

Metals & Minerals 0.3%
Teck Resources Ltd., 6.25%, 07/15/41	2,365,000	2,387,732

Metals & Mining 1.4%
Alcoa, Inc., 5.40%, 04/15/21	3,735,000	3,746,534
Anglo American Capital PLC, 4.45%, 09/27/20 (b)	2,525,000	2,565,377
Barrick Gold Corp., 1.75%, 05/30/14 (b)	2,735,000	2,740,281
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15 (b)	550,000	561,000
Tube City IMS Corp., 9.75%, 02/01/15	50,000	51,625
United States Steel Corp., 6.65%, 06/01/37	109,000	95,647
Vale Overseas Ltd., 4.63%, 09/15/20	1,795,000	1,785,196

		11,545,660

Multiline Retail 0.0%†
J.C. Penney Corp., Inc., 5.65%, 06/01/20	160,000	158,400
Sears Holdings Corp., 6.63%, 10/15/18 (b)	205,000	190,137

		348,537

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities 0.6%
CMS Energy Corp., 2.75%, 05/15/14	$4,470,000	$4,474,068
NRG Energy, Inc., 7.63%, 01/15/18 (b)	575,000	576,437

		5,050,505

Office Electronics 0.3%
Xerox Corp., 4.50%, 05/15/21	2,225,000	2,200,823

Oil, Gas & Consumable Fuels 1.7%
Arch Coal, Inc., 8.75%, 08/01/16	375,000	406,875
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	32,700
6.88%, 08/15/18	875,000	918,750
6.63%, 08/15/20	35,000	36,837
6.13%, 02/15/21	195,000	197,438
Cimarex Energy Co., 7.13%, 05/01/17	410,000	430,500
El Paso Corp. 7.00%, 06/15/17	295,000	333,756
7.80%, 08/01/31	240,000	280,093
Energy Transfer Equity LP, 7.50%, 10/15/20	460,000	487,600
EXCO Resources, Inc., 7.50%, 09/15/18	360,000	350,100
Forest Oil Corp., 7.25%, 06/15/19	265,000	270,300
Husky Energy, Inc., 5.90%, 06/15/14	2,850,000	3,172,013
KazMunayGas National Co., 6.38%, 04/09/21	250,000	264,063
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	440,000	477,400
7.75%, 02/01/21 (b)	220,000	228,800
Marathon Petroleum Corp., 5.13%, 03/01/21 (b)	1,070,000	1,100,011
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	485,050
Peabody Energy Corp., 7.38%, 11/01/16	305,000	344,650
Petroleos de Venezuela SA 5.25%, 04/12/17	340,000	213,350
5.38%, 04/12/27	150,000	75,750
PETRONAS Capital Ltd., Series REGS, 5.25%, 08/12/19	371,000	399,599
Pioneer Natural Resources Co., 5.88%, 07/15/16	270,000	285,075
Plains Exploration & Production Co., 6.63%, 05/01/21	295,000	295,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Quicksilver Resources, Inc., 11.75%, 01/01/16	$210,000	$240,450
SandRidge Energy, Inc. 8.00%, 06/01/18 (b)	410,000	418,200
7.50%, 03/15/21 (b)	110,000	111,375
Southern Star Central Corp., 6.75%, 03/01/16	430,000	432,150
Valero Energy Corp., 6.13%, 02/01/20	1,230,000	1,351,691

		13,639,576

Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19 (b)	235,000	240,875
Mylan, Inc. 7.63%, 07/15/17 (b)	250,000	272,500
7.88%, 07/15/20 (b)	130,000	142,675
Valeant Pharmaceuticals International 6.50%, 07/15/16 (b)	175,000	173,031
6.75%, 10/01/17 (b)	180,000	176,400
6.88%, 12/01/18 (b)	400,000	392,000

		1,397,481

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc., 5.38%, 02/01/21	2,550,000	2,630,139
Health Care REIT, Inc., 5.25%, 01/15/22	2,540,000	2,530,246
Host Hotels & Resorts LP, 6.88%, 11/01/14	190,000	194,750
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)	320,000	315,600

		5,670,735

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc., 2.65%, 06/15/16	1,720,000	1,726,562
Freescale Semiconductor, Inc., 9.25%, 04/15/18 (b)	530,000	571,075

		2,297,637

Specialty Retail 0.1%
Toys "R" Us Property Co. I LLC, 10.75%, 07/15/17	425,000	472,813

Tobacco 1.0%
Altria Group, Inc., 4.75%, 05/05/21	3,760,000	3,757,424
Lorillard Tobacco Co., 8.13%, 06/23/19	3,625,000	4,222,226

		7,979,650

12	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Trading Companies & Distributors 0.0%†
United Rentals North America, Inc., 10.88%, 06/15/16	$250,000	$279,688

Wireless Telecommunication Services 0.4%
America Movil SAB de CV, 5.75%, 01/15/15	1,840,000	2,051,298
Cricket Communications, Inc., 7.75%, 05/15/16	610,000	646,600
Sprint Nextel Corp., 6.00%, 12/01/16	580,000	579,275

		3,277,173

Total Corporate Bonds (cost $261,059,565)		265,150,014

U.S. Government Mortgage Backed Agencies 33.3%
Fannie Mae Pool
Pool# 969941
5.00%, 03/01/23	137,357	147,532
Pool# 982885
5.00%, 05/01/23	44,698	48,331
Pool# 975884
5.00%, 06/01/23	37,768	40,566
Pool# 987214
5.00%, 07/01/23	15,145	16,267
Pool# 976243
5.00%, 08/01/23	56,969	61,189
Pool# 987456
5.00%, 08/01/23	32,171	34,705
Pool# 965102
5.00%, 09/01/23	24,584	26,405
Pool# 988300
5.00%, 09/01/23	57,720	62,266
Pool# 992021
5.00%, 10/01/23	78,770	84,605
Pool# 794978
5.50%, 10/01/34	408,104	444,146
Pool# 735578
5.00%, 06/01/35	201,753	215,404
Pool# 834657
5.50%, 08/01/35	18,834	20,479
Pool# 835482
5.50%, 10/01/35	98,008	106,572
Pool# 865972
5.50%, 03/01/36	258,421	280,234
Pool# 745826
6.00%, 07/01/36	69,160	76,221
Pool# 899215
6.00%, 10/01/36	134,452	148,180
Pool# 831922
5.50%, 11/01/36	70,286	76,219
Pool# 906869
6.00%, 12/01/36	238,556	262,912

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 967685
5.50%, 01/01/37	$284,656	$309,796
Pool# 888222
6.00%, 02/01/37	148,190	163,319
Pool# 913304
5.50%, 04/01/37	179,912	194,901
Pool# 897640
5.50%, 05/01/37	301,526	326,649
Pool# 899509
5.50%, 05/01/37	313,780	339,923
Pool# 899528
5.50%, 05/01/37	553,276	599,373
Pool# 937090
5.50%, 05/01/37	340,927	369,332
Pool# 917988
6.00%, 05/01/37	294,932	324,491
Pool# 256748
5.50%, 06/01/37	166,430	180,296
Pool# 899562
5.50%, 06/01/37	237,156	256,914
Pool# 917141
5.50%, 06/01/37	265,425	287,829
Pool# 915639
6.00%, 06/01/37	538,922	592,934
Pool# 939984
6.00%, 06/01/37	584,568	643,154
Pool# 938175
5.50%, 07/01/37	77,697	84,170
Pool# 899598
6.00%, 07/01/37	66,227	72,864
Pool# 928483
6.00%, 07/01/37	576,185	633,931
Pool# 942052
6.00%, 07/01/37	252,578	277,892
Pool# 944526
6.00%, 07/01/37	287,043	315,811
Pool# 942290
5.50%, 08/01/37	344,244	372,925
Pool# 945218
5.50%, 08/01/37	28,537	30,915
Pool# 936895
6.00%, 08/01/37	28,673	31,546
Pool# 952277
5.50%, 09/01/37	8,383	9,081
Pool# 952276
6.00%, 09/01/37	751,271	828,208
Pool# 943640
5.50%, 10/01/37	18,539	20,084
Pool# 950992
5.50%, 10/01/37	36,614	39,665
Pool# 946923
6.00%, 10/01/37	614,014	675,551

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 955770
6.00%, 10/01/37	$86,413	$95,073
Pool# 899871
5.50%, 11/01/37	359,517	389,471
Pool# 956010
5.50%, 11/01/37	229,360	248,469
Pool# 960117
5.50%, 11/01/37	9,168	9,932
Pool# 933166
6.00%, 11/01/37	1,754,421	1,930,252
Pool# 956411
6.00%, 11/01/37	247,061	271,822
Pool# 959983
6.00%, 11/01/37	551,836	607,142
Pool# 967276
5.00%, 12/01/37	118,988	126,667
Pool# 929018
6.00%, 12/01/37	439,139	483,150
Pool# 966419
6.00%, 12/01/37	270,143	297,217
Pool# 952035
5.50%, 01/01/38	326,929	354,167
Pool# 961256
5.50%, 01/01/38	359,092	388,674
Pool# 969451
5.50%, 01/01/38	478,094	517,478
Pool# 961348
6.00%, 01/01/38	751,675	827,009
Pool# 965719
6.00%, 01/01/38	211,975	233,021
Pool# 960048
5.50%, 02/01/38	30,459	32,969
Pool# 969757
5.50%, 02/01/38	17,818	19,286
Pool# 969776
5.50%, 02/01/38	242,130	263,287
Pool# 972701
5.50%, 02/01/38	76,305	82,591
Pool# 933409
5.00%, 03/01/38	541,471	580,138
Pool# 961849
5.50%, 03/01/38	239,532	259,264
Pool# 962371
5.50%, 03/01/38	307,995	333,367
Pool# 974674
5.50%, 03/01/38	150,652	163,063
Pool# 975186
5.50%, 03/01/38	394,286	428,738
Pool# 961992
6.00%, 03/01/38	504,367	554,443
Pool# 970185
5.00%, 04/01/38	223,748	238,118

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 973726
6.00%, 04/01/38	$1,230,590	$1,352,768
Pool# 929515
5.00%, 05/01/38	81,829	87,084
Pool# 962874
5.00%, 05/01/38	81,296	86,517
Pool# 982126
5.00%, 05/01/38	253,899	270,205
Pool# 969268
5.50%, 05/01/38	18,704	20,245
Pool# 970232
5.50%, 05/01/38	55,920	60,526
Pool# 995048
5.50%, 05/01/38	723,490	784,560
Pool# 889509
6.00%, 05/01/38	292,452	321,762
Pool# 889579
6.00%, 05/01/38	514,338	565,885
Pool# 889572
5.50%, 06/01/38	369,677	400,477
Pool# 933927
5.50%, 06/01/38	210,232	227,550
Pool# 963774
5.50%, 06/01/38	696,955	754,370
Pool# 976213
5.50%, 06/01/38	22,700	24,571
Pool# 979984
5.50%, 06/01/38	239,899	259,661
Pool# 983821
5.50%, 06/01/38	164,479	178,028
Pool# 985408
5.50%, 06/01/38	341,848	370,009
Pool# 985531
5.50%, 06/01/38	366,913	397,139
Pool# 985558
5.50%, 06/01/38	1,207,402	1,306,867
Pool# 985559
5.50%, 06/01/38	1,029,083	1,113,858
Pool# 985731
5.50%, 06/01/38	192,009	207,827
Pool# 934108
5.00%, 07/01/38	350,431	372,937
Pool# 889719
5.50%, 07/01/38	305,988	331,195
Pool# 934129
5.50%, 07/01/38	328,474	355,533
Pool# 934333
5.50%, 07/01/38	1,368,608	1,481,352
Pool# 934351
5.50%, 07/01/38	260,393	281,844
Pool# 963975
5.50%, 07/01/38	533,966	577,953

14	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 981344
5.50%, 07/01/38	$565,449	$612,031
Pool# 986245
5.50%, 07/01/38	98,842	106,985
Pool# 986264
5.50%, 07/01/38	657,216	711,357
Pool# 988029
5.00%, 08/01/38	189,115	201,261
Pool# 257306
5.50%, 08/01/38	360,331	390,015
Pool# 964970
5.50%, 08/01/38	274,194	296,782
Pool# 975697
5.50%, 08/01/38	128,659	139,258
Pool# 986062
5.50%, 08/01/38	69,508	75,234
Pool# 925973
6.00%, 08/01/38	73,151	80,414
Pool# 970818
5.50%, 09/01/38	364,037	394,026
Pool# 889955
5.50%, 10/01/38	285,076	308,828
Pool# 970650
5.50%, 10/01/38	651,474	705,142
Pool# 990786
5.50%, 10/01/38	187,789	203,259
Pool# 992032
5.50%, 10/01/38	265,463	287,331
Pool# 992471
5.50%, 10/01/38	81,890	88,636
Pool# 930071
6.00%, 10/01/38	3,418,970	3,758,419
Pool# 991002
6.00%, 10/01/38	65,528	72,239
Pool# 934645
5.50%, 11/01/38	705,112	763,198
Pool# 970809
5.50%, 11/01/38	314,109	339,985
Pool# 985805
5.50%, 11/01/38	287,968	311,961
Pool# 992272
5.50%, 11/01/38	280,021	304,489
Pool# 934249
5.50%, 12/01/38	215,959	233,749
Pool# 970929
5.50%, 12/01/38	553,567	599,169
Pool# 991434
5.50%, 12/01/38	227,151	245,864
Pool# 992676
5.50%, 12/01/38	464,277	502,524
Pool# 992944
5.50%, 12/01/38	169,506	183,469

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# AD0385
5.50%, 12/01/38	$164,224	$178,014
Pool# 993100
5.50%, 01/01/39	269,837	292,066
Pool# 993111
5.50%, 01/01/39	608,702	658,846
Pool# 935075
6.00%, 04/01/39	293,068	322,165
Pool# AC0017
5.50%, 09/01/39	40,731	44,087
Pool# AD0638
6.00%, 09/01/39	449,073	494,080
Pool# 190399
5.50%, 11/01/39	92,423	100,036
Fannie Mae Pool TBA 4.50%, 07/25/41	4,045,000	4,184,678
5.00%, 07/25/41	40,245,000	42,760,312
5.50%, 07/25/41	24,520,000	26,512,250
6.00%, 07/25/41	895,000	983,102
Freddie Mac Gold Pool
Pool# G13072
5.00%, 04/01/23	44,052	47,336
Pool# G13122
5.00%, 04/01/23	27,511	29,505
Pool# J07940
5.00%, 05/01/23	360,800	388,314
Pool# G13225
5.00%, 06/01/23	452,855	485,692
Pool# J07942
5.00%, 06/01/23	64,727	69,420
Pool# J08443
5.00%, 07/01/23	115,587	125,052
Pool# A14186
5.50%, 10/01/33	6,730	7,326
Pool# A82875
5.50%, 11/01/33	207,809	226,194
Pool# C01674
5.50%, 11/01/33	56,876	61,908
Pool# A39584
5.50%, 11/01/35	189,060	205,550
Pool# A52983
5.50%, 10/01/36	353,363	383,136
Pool# A61562
5.50%, 10/01/36	163,426	177,196
Pool# G02379
6.00%, 10/01/36	82,048	90,450
Pool# G08204
5.50%, 06/01/37	59,796	64,741
Pool# G08210
6.00%, 07/01/37	483,859	532,579
Pool# A65518
6.00%, 09/01/37	612,259	673,908

2011 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# G03432
5.50%, 11/01/37	$46,651	$50,508
Pool# G03616
6.00%, 12/01/37	144,596	159,155
Pool# G03812
5.50%, 02/01/38	884,423	957,557
Pool# A72499
6.00%, 02/01/38	66,832	73,488
Pool# G04220
5.50%, 03/01/38	135,237	146,420
Pool# G08256
5.50%, 03/01/38	58,106	62,856
Pool# G04156
6.00%, 03/01/38	121,574	133,683
Pool# G04248
5.50%, 04/01/38	287,542	311,050
Pool# G08263
5.50%, 04/01/38	83,867	90,724
Pool# A76211
6.00%, 04/01/38	20,132	22,138
Pool# A76684
5.00%, 05/01/38	236,798	251,743
Pool# A77391
5.00%, 05/01/38	471,039	500,769
Pool# A76939
5.50%, 05/01/38	175,941	190,325
Pool# A77208
5.50%, 05/01/38	145,451	157,342
Pool# A77648
5.50%, 06/01/38	45,321	49,026
Pool# A77937
5.50%, 06/01/38	1,027,400	1,111,394
Pool# G04458
5.50%, 06/01/38	387,402	419,074
Pool# A78076
6.00%, 06/01/38	136,301	149,876
Pool# A78454
6.00%, 06/01/38	241,249	265,277
Pool# A79197
5.00%, 07/01/38	81,917	87,087
Pool# A78982
5.50%, 07/01/38	200,780	217,195
Pool# A79018
5.50%, 07/01/38	443,327	479,571
Pool# A79806
5.50%, 07/01/38	106,766	115,495
Pool# G04471
5.50%, 07/01/38	489,776	529,817
Pool# A82609
5.50%, 09/01/38	197,004	213,110
Pool# A82656
5.50%, 10/01/38	66,268	71,685

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A83032
5.50%, 11/01/38	$121,114	$131,015
Pool# A83345
5.00%, 12/01/38	288,357	306,556
Pool# A83596
5.50%, 12/01/38	172,518	186,864
Pool# G08323
5.00%, 02/01/39	990,788	1,053,321
Pool# A87679
5.00%, 08/01/39	718,720	764,306
Pool# G05813
6.00%, 12/01/39	251,772	277,123
Pool# G05923
5.50%, 02/01/40	642,177	695,279
Pool# G06193
5.50%, 05/01/40	903,008	977,679
Pool# A95796
4.00%, 12/01/40	631,925	632,314
Pool# A96567
4.00%, 02/01/41	1,203,770	1,204,510
Pool# A96705
4.00%, 02/01/41	309,383	309,574
Pool# A97055
4.00%, 02/01/41	203,465	203,591
Pool# A97264
4.00%, 02/01/41	773,351	773,826
Pool# A97294
4.00%, 02/01/41	1,040,985	1,041,625
Pool# A97932
4.00%, 04/01/41	1,077,542	1,078,205
Pool# A97968
4.00%, 04/01/41	9,563,722	9,569,603
Freddie Mac Gold Pool TBA 4.00%, 07/15/41	63,310,000	63,250,615
4.50%, 07/15/41	22,085,000	22,813,120
5.00%, 07/15/41	525,000	556,993
5.50%, 07/15/41	29,785,000	32,172,447
Ginnie Mae I Pool
Pool# 603581
5.50%, 04/15/33	81,721	91,677
Pool# 618988
6.00%, 06/15/34	57,084	63,928
Pool# 658029
6.00%, 07/15/36	18,165	20,274
Pool# 617456
6.00%, 03/15/37	32,046	35,738
Pool# 600658
5.50%, 05/15/37	69,673	76,771
Pool# 657732
5.50%, 05/15/37	62,511	68,880
Pool# 675407
5.50%, 07/15/37	79,577	87,684

16	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 782185
6.00%, 09/15/37	$17,582	$19,612
Pool# 670824
6.00%, 12/15/37	50,714	56,556
Pool# 671189
6.00%, 12/15/37	36,190	40,359
Pool# 686034
5.50%, 04/15/38	68,532	75,493
Pool# 674084
5.00%, 05/15/38	196,910	213,689
Pool# 686342
6.00%, 05/15/38	20,131	22,444
Pool# 690847
5.50%, 06/15/38	55,974	61,659
Pool# 632219
5.50%, 07/15/38	50,263	55,368
Pool# 689694
5.50%, 07/15/38	70,799	77,990
Pool# 690435
5.50%, 07/15/38	73,642	81,305
Pool# 687727
6.00%, 07/15/38	51,035	56,899
Pool# 690310
6.00%, 07/15/38	49,176	54,826
Pool# 689575
6.50%, 07/15/38	117,224	133,269

Total U.S. Government Mortgage Backed Agencies (cost $267,849,276)		270,282,238

Sovereign Bonds 1.2%
ARGENTINA 0.1%
Argentine Bonos 8.28%, 12/31/33	283,215	249,937
2.50%, 12/31/38 (c)	257,000	111,795

		361,732

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	580,000	614,075
Brazilian Government International Bond 8.75%, 02/04/25	100,000	141,750
5.63%, 01/07/41	270,000	277,425

		1,033,250

BULGARIA 0.0%†
Bulgaria Government International Bond, 8.25%, 01/15/15	80,000	93,504

Sovereign Bonds (continued)

	Principal Amount	Market Value

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	$100,000	$124,650
8.13%, 05/21/24	366,000	482,937

		607,587

CROATIA 0.0%†
Croatia Government International Bond, 6.75%, 11/05/19	225,000	243,000

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 7.50%, 05/06/21	100,000	104,000

EGYPT 0.0%†
Egypt Government International Bond, 6.88%, 04/30/40	100,000	95,500

EL SALVADOR 0.0%†
El Salvador Government International Bond, 7.65%, 06/15/35	250,000	258,750

GABON 0.0%†
Gabonese Republic, 8.20%, 12/12/17	100,000	117,250

HUNGARY 0.0%†
Hungary Government International Bond 6.25%, 01/29/20	184,000	193,890
7.63%, 03/29/41	150,000	161,813

		355,703

INDONESIA 0.0%†
Republic of Indonesia, 4.88%, 05/05/21	250,000	256,300

LEBANON 0.1%
Lebanon Government International Bond, 6.38%, 03/09/20	500,000	516,250

LITHUANIA 0.0%†
Lithuania Government International Bond, 7.38%, 02/11/20	266,000	305,900

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	100,000	109,700
7.13%, 01/29/26	200,000	246,500
6.70%, 01/26/36	125,000	147,812

		504,012

2011 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

PERU 0.1%
Peruvian Government International Bond 7.35%, 07/21/25	$300,000	$366,450
8.75%, 11/21/33	100,000	136,350

		502,800

PHILIPPINES 0.1%
Philippine Government International Bond, 6.38%, 10/23/34	450,000	490,513

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	203,000	219,748
6.38%, 07/15/19	100,000	114,200
5.13%, 04/21/21	170,000	175,754

		509,702

RUSSIA 0.1%
Russian Foreign Bond - Eurobond 5.00%, 04/29/20	200,000	206,750
7.50%, 03/31/30 (c)	216,250	254,905

		461,655

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	150,000	168,300
5.88%, 05/30/22	200,000	220,750
6.25%, 03/08/41	100,000	107,250

		496,300

SRI LANKA 0.0%†
Sri Lanka Government International Bond, 6.25%, 10/04/20	150,000	150,000

TURKEY 0.1%
Turkey Government International Bond 7.00%, 06/05/20	680,000	784,788
7.25%, 03/05/38	175,000	200,375

		985,163

UKRAINE 0.0%†
Ukraine Government International Bond, 6.58%, 11/21/16	357,000	359,535

Sovereign Bonds (continued)

	Principal Amount	Market Value

URUGUAY 0.1%
Uruguay Government International Bond, 6.88%, 09/28/25	$330,000	$400,950

VENEZUELA 0.0%†
Venezuela Government International Bond, 9.38%, 01/13/34	337,000	240,112

VIETNAM 0.0%†
Vietnam Government International Bond, 6.75%, 01/29/20	100,000	104,000

Total Sovereign Bonds (cost $9,453,367)		9,553,468

U.S. Government Sponsored & Agency Obligations 0.2%
Federal Home Loan Banks 3.63%, 05/29/13	1,630,000	1,726,724
4.00%, 09/06/13	150,000	160,866

Total U.S. Government Sponsored & Agency Obligations (cost $1,766,101)		1,887,590

U.S. Treasury Bills 4.4%
United States Treasury Bills 0.08%, 12/22/11	18,000,000	17,992,440
0.12%, 04/05/12	18,000,000	17,982,990

Total U.S. Treasury Bills (cost $35,976,997)		35,975,430

U.S. Treasury Bonds 6.3%
U.S. Treasury Bonds, 6.88%, 08/15/25	9,090,000	12,220,369
U.S. Treasury Inflation Indexed Bonds 1.13%, 01/15/21	16,865,000	18,005,905
2.38%, 01/15/17	16,035,000	20,400,625

Total U.S. Treasury Bonds (cost $49,299,712)		50,626,899

U.S. Treasury Notes 1.2%
U.S. Treasury Notes 2.38%, 10/31/14	5,245,000	5,485,530
3.13%, 01/31/17	3,955,000	4,193,534

Total U.S. Treasury Notes (cost $9,461,182)		9,679,064

18	Semiannual Report 2011

Yankee Dollar 0.5%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.5%
Nexen, Inc., 6.40%, 05/15/37	$3,950,000	$3,940,184

Total Yankee Dollar (cost $3,731,678)		3,940,184

Mutual Fund 31.5%

	Shares	Market Value

Money Market Fund 31.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	255,422,776	$255,422,776

Total Mutual Fund (cost $255,422,776)		255,422,776

Total Investments (cost $981,812,332) (e) — 123.3%		999,665,203
Liabilities in excess of other assets — (23.3)%		(188,768,153)

NET ASSETS — 100.0%		$810,897,050

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $56,582,981 which represents 6.98% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2011.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

OJSC	Open Joint Stock Company

PLC	Public Limited Company

REGS	Registered Shares

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
138	U.S. Treasury 5 Year Note	09/30/11	$16,448,953	$185,438

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	19

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $981,812,332)	$999,665,203
Cash	440,981
Interest and dividends receivable	4,954,948
Receivable for investments sold	2,669,860
Receivable for capital shares issued	1,755,360
Reclaims receivable	234
Receivable for variation margin on futures contracts	384,675
Prepaid expenses	15,858

Total Assets	1,009,887,119

Liabilities:
Payable for investments purchased	198,441,560
Payable for capital shares redeemed	187,287
Accrued expenses and other payables:
Investment advisory fees	294,719
Fund administration fees	19,414
Distribution fees	8,221
Administrative servicing fees	4,715
Accounting and transfer agent fees	6,650
Trustee fees	454
Custodian fees	2,347
Compliance program costs (Note 3)	418
Professional fees	16,726
Printing fees	7,558

Total Liabilities	198,990,069

Net Assets	$810,897,050

Represented by:
Capital	$782,185,934
Accumulated distributions in excess of net investment income	(267,948)
Accumulated net realized gains from investment transactions	10,940,755
Net unrealized appreciation/(depreciation) from investments	17,852,871
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	185,438

Net Assets	$810,897,050

Net Assets:
Class I Shares	$950,801
Class II Shares	40,809,636
Class Y Shares	769,136,613

Total	$810,897,050

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	84,247
Class II Shares	3,620,795
Class Y Shares	68,068,792

Total	71,773,834

20	Semiannual Report 2011

NVIT Core Plus Bond Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.29
Class II Shares	$11.27
Class Y Shares	$11.30

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	21

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$11,959,270
Dividend income	65,261
Other income	839

Total Income	12,025,370

EXPENSES:
Investment advisory fees	1,615,687
Fund administration fees	122,811
Distribution fees Class II Shares	44,600
Administrative servicing fees Class I Shares	558
Administrative servicing fees Class II Shares	26,761
Professional fees	27,017
Printing fees	5,640
Trustee fees	10,261
Custodian fees	13,551
Accounting and transfer agent fees	21,732
Compliance program costs (Note 3)	1,470
Other	9,360

Total expenses before earnings credit	1,899,448

Earnings credit (Note 4)	(248)

Net Expenses	1,899,200

NET INVESTMENT INCOME	10,126,170

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,264,050
Net change in unrealized appreciation/(depreciation) from investments	1,701,327
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	185,438

Net change in unrealized appreciation/(depreciation) from investments and futures	1,886,765

Net realized/unrealized gains from investments	13,150,815

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,276,985

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$10,126,170	$13,629,348
Net realized gains from investment transactions	11,264,050	11,960,070
Net change in unrealized appreciation from investments and futures	1,886,765	4,480,424

Change in net assets resulting from operations	23,276,985	30,069,842

Distributions to Shareholders From:
Net investment income:
Class I	(11,852)	(13,409)
Class II	(523,540)	(657,185)
Class Y	(10,954,715)	(12,361,107)
Net realized gains:
Class I	–	(13,835)
Class II	–	(703,355)
Class Y	–	(13,170,507)

Change in net assets from shareholder distributions	(11,490,107)	(26,919,398)

Change in net assets from capital transactions	151,995,568	351,196,000

Change in net assets	163,782,446	354,346,444

Net Assets:
Beginning of period	647,114,604	292,768,160

End of period	$810,897,050	$647,114,604

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(267,948)	$1,095,989

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$394,592	$540,471
Dividends reinvested	11,852	27,244
Cost of shares redeemed	(90,884)	(385,994)

Total Class I	315,560	181,721

Class II Shares
Proceeds from shares issued	13,088,508	19,065,558
Dividends reinvested	523,540	1,360,540
Cost of shares redeemed	(4,585,803)	(7,952,724)

Total Class II	9,026,245	12,473,374

Class Y Shares
Proceeds from shares issued	138,559,116	332,834,406
Dividends reinvested	10,954,715	25,531,614
Cost of shares redeemed	(6,860,068)	(19,825,115)

Total Class Y	142,653,763	338,540,905

Change in net assets from capital transactions	$151,995,568	$351,196,000

2011 Semiannual Report	23

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	35,108	48,011
Reinvested	1,056	2,461
Redeemed	(8,139)	(34,483)

Total Class I Shares	28,025	15,989

Class II Shares
Issued	1,168,160	1,701,000
Reinvested	46,727	123,088
Redeemed	(410,125)	(707,990)

Total Class II Shares	804,762	1,116,098

Class Y Shares
Issued	12,336,512	29,444,326
Reinvested	975,050	2,305,757
Redeemed	(613,208)	(1,746,562)

Total Class Y Shares	12,698,354	30,003,521

Total change in shares	13,531,141	31,135,608

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Opera tions	Net Investment Income	Net Realized Gain	Total Distribu tions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets(b)(c)	Portfolio Turnover (b)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.10	0.15	0.21	0.36	(0.17)	–	(0.17)	$11.29	3.22%	$950,801	0.66%	2.69%	0.66%	201.83%
Year Ended December 31, 2010(e)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%	$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%	$434,166	0.70%	4.34%	0.71%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13)%	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.09	0.14	0.19	0.33	(0.15)	–	(0.15)	$11.27	3.02%	$40,809,636	0.91%	2.44%	0.91%	201.83%
Year Ended December 31, 2010(e)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%	$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009(e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%	$18,326,170	0.95%	3.84%	0.95%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31)%	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.11	0.16	0.20	0.36	(0.17)	–	(0.17)	$11.30	3.29%	$769,136,613	0.51%	2.84%	0.51%	201.83%
Year Ended December 31, 2010(e)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%	$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%	$274,007,824	0.55%	4.35%	0.56%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09)%	$77,658,691	0.55%	4.66%	0.66%	105.57%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	25

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

26	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$6,790,480	$—	$6,790,480
Commercial Mortgage Backed Securities	—	90,357,061	—	90,357,061
Corporate Bonds	—	265,150,014	—	265,150,014
Futures Contracts	185,438	—	—	185,438
Mutual Fund	255,422,776	—	—	255,422,776
Sovereign Bonds	—	9,553,467	—	9,553,467
U.S. Government Mortgage
Backed Agencies	—	270,282,238	—	270,282,238
U.S. Government Sponsored &
Agency Obligations	—	1,887,590	—	1,887,590
U.S. Treasury Bills	—	35,975,430	—	35,975,430
U.S. Treasury Bonds	—	50,626,899	—	50,626,899
U.S. Treasury Notes	—	9,679,064	—	9,679,064
Yankee Dollar	—	3,940,184	—	3,940,184
Total	$255,608,214	$744,242,427	$—	$999,850,641
*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

2011 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$185,438
Total		$185,438
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$185,438
Total	$185,438

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

28	Semiannual Report 2011

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

2011 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (Such as Rule 12b-1 and administrative services fees) are charges to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.45%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $657,957 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$34,000	$9,652	$—	$—	$43,652
(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

30	Semiannual Report 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly- owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,470.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly- owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $27,319 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

2011 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $1,430,988,320 and sales of $1,310,357,177 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $103,145,864 and sales of $144,452,523 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Funds invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

32	Semiannual Report 2011

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$981,928,944	$19,948,059	$(2,211,800)	$17,736,259

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	33

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

34	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report	35

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

36	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	37

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	39

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Semiannual Report 2011

NVIT Developing Markets Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Developing Markets Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class II Shares	Actual		1,000.00	985.80	7.78	1.58
	Hypothetical	[b]	1,000.00	1,016.96	7.90	1.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Developing Markets Fund

Asset Allocation
Common Stocks	93.9%
Mutual Fund	3.7%
Preferred Stock	2.3%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries †
Commercial Banks	23.0%
Oil, Gas & Consumable Fuels	11.3%
Metals & Mining	11.1%
Semiconductors & Semiconductor Equipment	4.5%
Information Technology Services	3.8%
Chemicals	3.6%
Auto Components	3.2%
Electronic Equipment, Instruments & Components	3.0%
Real Estate Management & Development	2.7%
Wireless Telecommunication Services	2.6%
Other Industries	31.2%

100.0%

Top Holdings †
Vale SA—Preference Shares	4.2%
Invesco Liquid Assets Portfolio—Institutional Class	3.7%
Industrial & Commercial Bank of China, H Shares	3.6%
Sberbank of Russia	3.5%
CNOOC Ltd.	3.5%
China Construction Bank Corp., H Shares	3.4%
Randgold Resources Ltd.	3.2%
Hon Hai Precision Industry Co., Ltd.	3.0%
America Movil SAB de CV	2.6%
Hyundai Mobis	2.6%
Other Holdings	66.7%

100.0%

Top Countries †
China	15.8%
Brazil	15.6%
South Korea	11.4%
Russia	9.7%
Taiwan	8.7%
Hong Kong	7.5%
India	6.8%
Mexico	4.3%
Indonesia	4.1%
United States	3.7%
Other Countries	12.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 93.9%

	Shares	Market Value

BRAZIL 13.3%
Beverages 1.7%
Cia de Bebidas das Americas, ADR	81,099	$2,735,469

Health Care Providers & Services 1.6%
Diagnosticos Da America SA	188,900	2,559,982

Household Durables 0.5%
PDG Realty SA Empreendimentos e Participacoes	145,000	816,679

Metals & Mining 4.2%
Vale SA—Preference Shares, ADR	229,722	6,652,749

Multiline Retail 0.6%
Lojas Renner SA	24,500	934,223

Oil, Gas & Consumable Fuels 3.4%
Petroleo Brasileiro SA—Common Shares, ADR	31,919	1,080,777
Petroleo Brasileiro SA—Preference Shares, ADR	118,735	3,642,790
QGEP Participacoes SA	71,800	740,244

		5,463,811

Transportation Infrastructure 1.3%
Companhia de Concessoes Rodoviarias SA	72,310	2,153,570

		21,316,483

CANADA 1.8%
Metals & Mining 1.0%
Kinross Gold Corp.	100,200	1,583,160

Oil, Gas & Consumable Fuels 0.8%
Pacific Rubiales Energy Corp.	45,573	1,221,486

		2,804,646

CHINA 15.7%
Commercial Banks 7.0%
China Construction Bank Corp., H Shares	6,487,660	5,400,881
Industrial & Commercial Bank of China, H Shares	7,674,745	5,853,885

		11,254,766

Computers & Peripherals 1.6%
Lenovo Group Ltd.	4,516,000	2,596,213

Food Products 1.6%
China Yurun Food Group Ltd.	879,000	2,485,420

Insurance 1.7%
Ping An Insurance Group Co. of China Ltd., H Shares	257,000	2,665,521

Internet Software & Services 1.5%
Tencent Holdings Ltd.	90,900	2,480,879

Multiline Retail 0.2%
Parkson Retail Group Ltd.	266,000	390,356

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Personal Products 2.1%
Hengan International Group Co., Ltd.	375,000	$3,372,024

		25,245,179

HONG KONG 7.5%
Oil, Gas & Consumable Fuels 3.5%
CNOOC Ltd.	2,371,600	5,586,022

Real Estate Management & Development 2.7%
China Overseas Land & Investment Ltd.	1,194,000	2,568,645
China Resources Land Ltd.	970,000	1,760,717

		4,329,362

Specialty Retail 1.3%
Belle International Holdings Ltd.	1,004,000	2,121,139

		12,036,523

INDIA 6.8%
Auto Components 0.6%
Exide Industries Ltd.	283,981	1,028,949

Automobiles 0.3%
Hero Honda Motors Ltd.	10,233	430,287

Commercial Banks 1.4%
HDFC Bank Ltd.	39,138	2,210,662

Information Technology Services 3.8%
Infosys Technologies Ltd., ADR	34,934	2,278,745
Tata Consultancy Services Ltd.	146,202	3,884,282

		6,163,027

Machinery 0.7%
Tata Motors Ltd.	48,989	1,094,001

		10,926,926

INDONESIA 4.1%
Automobiles 1.5%
ASTRA International Tbk PT	330,500	2,456,761

Commercial Banks 2.6%
Bank Mandiri (Persero) Tbk PT	2,613,004	2,200,911
Bank Rakyat Indonesia (Persero) PT	2,609,000	1,984,524

		4,185,435

		6,642,196

JERSEY, CHANNEL ISLANDS 3.2%
Metals & Mining 3.2%
Randgold Resources Ltd., ADR	61,700	5,185,885

LUXEMBOURG 0.7%
Metals & Mining 0.7%
Ternium SA, ADR	40,300	1,190,059

MALAYSIA 1.0%
Hotels, Restaurants & Leisure 1.0%
Genting Bhd	434,000	1,616,488

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

MEXICO 4.3%
Commercial Banks 1.7%
Grupo Financiero Banorte SAB de CV, Class O	607,298	$2,757,310

Wireless Telecommunication Services 2.6%
America Movil SAB de CV Series L, ADR	77,485	4,174,892

		6,932,202

PERU 1.0%
Commercial Banks 1.0%
Credicorp Ltd.	19,300	1,661,730

POLAND 1.1%
Commercial Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	110,887	1,697,055

RUSSIA 9.7%
Chemicals 1.9%
Uralkali, GDR REG*	68,550	3,082,648

Commercial Banks 3.5%
Sberbank of Russia	1,529,678	5,642,031

Food & Staples Retailing 1.5%
X5 Retail Group NV REG, GDR*	58,782	2,302,389

Metals & Mining 0.6%
Mechel Sponsored, ADR	42,312	1,010,833

Oil, Gas & Consumable Fuels 2.2%
Gazprom OAO, ADR*	237,415	3,454,388

		15,492,289

SOUTH AFRICA 1.5%
Media 0.8%
Naspers Ltd., N Shares	23,404	1,321,722

Oil, Gas & Consumable Fuels 0.7%
Sasol Ltd.	20,068	1,058,673

		2,380,395

SOUTH KOREA 11.4%
Auto Components 2.6%
Hyundai Mobis	11,043	4,154,983

Chemicals 1.7%
LG Chem Ltd.	6,018	2,765,559

Commercial Banks 1.3%
KB Financial Group, Inc.	44,624	2,121,339

Machinery 1.6%
Hyundai Heavy Industries Co., Ltd.	6,052	2,525,853

Multiline Retail 1.7%
Lotte Shopping Co. Ltd.	5,500	2,627,994

Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co., Ltd.	5,208	$4,047,811

		18,243,539

Common Stocks (continued)

	Shares	Market Value

TAIWAN 8.7%
Commercial Banks 1.1%
Mega Financial Holding Co. Ltd.	2,061,000	$1,805,551

Electronic Equipment, Instruments & Components 3.0%
Hon Hai Precision Industry Co., Ltd.	1,392,800	4,795,124

Food & Staples Retailing 0.9%
President Chain Store Corp.	258,000	1,494,775

Industrial Conglomerates 1.7%
Far Eastern New Century Corp.	1,708,000	2,670,158

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	256,400	3,233,204

		13,998,812

TURKEY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri AS	46,596	1,144,383

UNITED KINGDOM 1.4%
Metals & Mining 1.4%
Antofagasta PLC	98,258	2,198,831

Total Common Stocks (cost $138,838,726)		150,713,621

Preferred Stock 2.3%
BRAZIL 2.3%
Commercial Banks 2.3%
Banco Bradesco SA—Preference Shares	178,000	3,604,139

Total Preferred Stock (cost $3,498,347)		3,604,139

Mutual Fund 3.7%
Money Market Fund 3.7%
Invesco Liquid Assets Portfolio— Institutional Class, 0.08% (a)	5,972,459	5,972,459

Total Mutual Fund (cost $5,972,459)		5,972,459

Total Investments (cost $148,309,532) (b)—99.9%		160,290,219

Other assets in excess of liabilities—0.1%		233,685

NET ASSETS—100.0%		$160,523,904

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Developing Markets Fund (Continued)

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $148,309,532)	$160,290,219
Foreign currencies, at value (cost $723,643)	727,349
Dividends receivable	800,728
Receivable for investments sold	515,805
Receivable for capital shares issued	65,807
Prepaid expenses	1,531

Total Assets	162,401,439

Liabilities:
Payable for investments purchased	1,307,912
Payable for capital shares redeemed	123,910
Cash overdraft (Note 2)	3,603
Accrued expenses and other payables:
Investment advisory fees	127,515
Fund administration fees	9,082
Distribution fees	33,556
Administrative servicing fees	174,800
Accounting and transfer agent fees	2,228
Trustee fees	259
Deferred capital gain country tax	64,431
Custodian fees	2,458
Compliance program costs (Note 3)	401
Professional fees	6,524
Printing fees	19,974
Other	882

Total Liabilities	1,877,535

Net Assets	$160,523,904

Represented by:
Capital	$181,015,053
Accumulated undistributed net investment income	551,675
Accumulated net realized losses from investment and foreign currency transactions	(32,959,958)
Net unrealized appreciation/(depreciation) from investments†	11,916,256
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	878

Net Assets	$160,523,904

Net Assets:
Class II Shares	$160,523,904

Total	$160,523,904

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	23,353,512

Total	23,353,512

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.87

†	Net of $64,431 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$2,412,269
Other income	185
Interest income	24
Foreign tax withholding	(192,430)

Total Income	2,220,048

EXPENSES:
Investment advisory fees	862,366
Fund administration fees	58,400
Distribution fees Class II Shares	226,938
Administrative servicing fees Class II Shares	226,938
Professional fees	23,357
Printing fees	18,737
Trustee fees	3,189
Custodian fees	5,596
Accounting and transfer agent fees	1,140
Compliance program costs (Note 3)	153
Other	3,322

Total expenses before earnings credit	1,430,136

Earnings credit (Note 4)	(23)

Net Expenses	1,430,113

NET INVESTMENT INCOME	789,935

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	8,758,658
Net realized losses from foreign currency transactions (Note 2)	(19,171)

Net realized gains from investment and foreign currency transactions	8,739,487

Net change in unrealized appreciation/(depreciation) from investments††	(13,261,830)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(43,752)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(13,305,582)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(4,566,095)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,776,160)

†	Net of capital gain country taxes of $189,412.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $479,511.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$789,935	$541,810
Net realized gains from investment and foreign currency transactions	8,739,487	35,489,144
Net change in unrealized depreciation from investments and translation of assets and liabilities denominated in foreign currencies	(13,305,582)	(11,914,217)

Change in net assets resulting from operations	(3,776,160)	24,116,737

Distributions to Shareholders From:
Net investment income:
Class II	(238,260)	–

Change in net assets from shareholder distributions	(238,260)	–

Change in net assets from capital transactions	(46,622,193)	(42,781,503)

Change in net assets	(50,636,613)	(18,664,766)

Net Assets:
Beginning of period	211,160,517	229,825,283

End of period	$160,523,904	$211,160,517

Accumulated undistributed net investment income at end of period	$551,675	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$10,642,683	$62,935,181
Dividends reinvested	238,260	–
Cost of shares redeemed	(57,503,136)	(105,716,684)

Total Class II	(46,622,193)	(42,781,503)

Change in net assets from capital transactions	$(46,622,193)	$(42,781,503)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,515,231	9,933,712
Reinvested	36,210	–
Redeemed	(8,467,372)	(17,903,874)

Total Class II Shares	(6,915,931)	(7,970,162)

Total change in shares	(6,915,931)	(7,970,162)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$6.98	0.03	(0.13)	(0.10)	(0.01)	–	–	(0.01)	$6.87	(1.42)%	$160,523,904	1.58%	0.87%	1.58%	35.05%
Year Ended December 31, 2010(d)	$6.01	0.02	0.95	0.97	–	–	–	–	$6.98	16.14%	$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009(d)	$3.75	0.03	2.29	2.32	(0.04)	–	(0.02)	(0.06)	$6.01	62.23%	$229,825,283	1.53%	0.58%	1.56%	124.25%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	–	(6.85)	$3.75	(57.86)%	$109,116,091	1.62%	0.89%	1.85%	67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	–	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%	98.49%
Year Ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)	(1.32)	–	(1.40)	$15.68	34.57%	$364,233,390	1.65%	0.57%	1.65%	133.28%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$—	$5,183,932	$—	$5,183,932
Automobiles	—	2,887,048	—	2,887,048
Beverages	2,735,469	—	—	2,735,469
Chemicals	—	5,848,207	—	5,848,207
Commercial Banks	4,419,040	28,916,838	—	33,335,878
Computers & Peripherals	—	2,596,213	—	2,596,213
Electronic Equipment, Instruments & Components	—	4,795,124	—	4,795,124
Food & Staples Retailing	—	3,797,164	—	3,797,164
Food Products	—	2,485,420	—	2,485,420
Health Care Providers & Services	2,559,982	—	—	2,559,982
Hotels, Restaurants & Leisure	—	1,616,488	—	1,616,488
Household Durables	816,679	—	—	816,679
Industrial Conglomerates	—	2,670,158	—	2,670,158
Information Technology Services	2,278,745	3,884,282	—	6,163,027
Insurance	—	2,665,521	—	2,665,521
Internet Software & Services	—	2,480,879	—	2,480,879
Machinery	—	3,619,854	—	3,619,854
Media	—	1,321,722	—	1,321,722
Metals & Mining	15,622,686	2,198,831	—	17,821,517
Multiline Retail	934,223	3,018,350	—	3,952,573
Oil, Gas & Consumable Fuels	10,139,685	7,789,078	—	17,928,763
Personal Products	—	3,372,025	—	3,372,025
Real Estate Management & Development	—	4,329,362	—	4,329,362
Semiconductors & Semiconductor Equipment	3,233,204	4,047,811	—	7,281,015
Specialty Retail	—	2,121,139	—	2,121,139

14	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Transportation Infrastructure	$2,153,570	$—	$—	$2,153,570
Wireless Telecommunication Services	4,174,892	—	—	4,174,892
Total Common Stocks	$49,068,175	$101,645,446	$—	$150,713,621
Mutual Fund	5,972,459	—	—	5,972,459
Preferred Stock*	3,604,139	—	—	3,604,139
Total	$58,644,773	$101,645,446	$—	$160,290,219

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2011, the Fund had an overdrawn balance of $3,603 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Baring International Investment Limited (the “Subadviser”) as subadviser

16	Semiannual Report 2011

for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the subadviser $463,111 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, were:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$—	$50,322	$—	$—	$50,332

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $153.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the six months ended June 30, 2011, NFS received $226,938 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any

18	Semiannual Report 2011

overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $63,464,273 and sales of $110,578,533 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$149,973,851	$15,585,035	$(5,268,667)	$10,316,368

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	19

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Semiannual Report 2011

NVIT Emerging Markets Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Emerging Markets Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	986.60	5.91	1.20
	Hypothetical[b]	1,000.00	1,018.84	6.01	1.20
Class II Shares	Actual	1,000.00	985.30	7.14	1.45
	Hypothetical[b]	1,000.00	1,017.60	7.25	1.45
Class III Shares	Actual	1,000.00	986.80	5.91	1.20
	Hypothetical[b]	1,000.00	1,018.84	6.01	1.20
Class VI Shares	Actual	1,000.00	985.40	7.14	1.45
	Hypothetical[b]	1,000.00	1,017.60	7.25	1.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30. 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Emerging Markets Fund

Asset Allocation
Common Stocks	94.1%
Mutual Fund	4.6%
Preferred Stock	1.7%
Liabilities in excess of other assets	(0.4%)

100.0%

Top Industries †
Commercial Banks	22.6%
Metals & Mining	11.1%
Oil, Gas & Consumable Fuels	10.9%
Semiconductors & Semiconductor Equipment	4.5%
Real Estate Management & Development	3.6%
Information Technology Services	3.6%
Chemicals	3.5%
Wireless Telecommunication Services	3.4%
Auto Components	2.8%
Electronic Equipment, Instruments & Components	2.8%
Other Industries	31.2%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	4.6%
Vale SA—Preference Shares	4.0%
CNOOC Ltd.	3.8%
Industrial & Commercial Bank of China, H Shares	3.7%
China Construction Bank Corp., H Shares	3.3%
Sberbank of Russia	3.2%
Randgold Resources Ltd.	3.1%
Hon Hai Precision Industry Co., Ltd.	2.8%
America Movil SAB de CV	2.6%
Hyundai Mobis	2.5%
Other Holdings	66.4%

100.0%

Top Countries †
China	15.0%
Brazil	14.7%
South Korea	10.6%
Russia	9.4%
Hong Kong	8.8%
Taiwan	8.4%
India	6.3%
United States	4.6%
Indonesia	4.4%
Mexico	4.2%
Other Countries	13.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 94.1%

	Shares	Market Value

BRAZIL 13.1%
Beverages 1.5%
Cia de Bebidas das Americas, ADR	99,400	$3,352,762

Health Care Providers & Services 1.5%
Diagnosticos Da America SA	239,300	3,243,004

Household Durables 0.6%
PDG Realty SA Empreendimentos e Participacoes	222,500	1,253,180

Metals & Mining 4.1%
Vale SA—Preference Shares, ADR	301,492	8,731,208

Multiline Retail 0.7%
Lojas Renner SA	37,750	1,439,466

Oil, Gas & Consumable Fuels 3.2%
Petroleo Brasileiro SA—Common Shares, ADR	35,267	1,194,141
Petroleo Brasileiro SA—Preference Shares, ADR	154,726	4,746,994
QGEP Participacoes SA	91,700	945,409

		6,886,544

Transportation Infrastructure 1.5%
Companhia de Concessoes Rodoviarias SA	106,096	3,159,800

		28,065,964

CANADA 1.7%
Metals & Mining 1.0%
Kinross Gold Corp.	132,900	2,099,820

Oil, Gas & Consumable Fuels 0.7%
Pacific Rubiales Energy Corp.	56,719	1,520,231

		3,620,051

CHINA 15.1%
Commercial Banks 7.0%
China Construction Bank Corp., H Shares	8,664,010	7,212,660
Industrial & Commercial Bank of China, H Shares	10,393,795	7,927,832

		15,140,492

Computers & Peripherals 1.5%
Lenovo Group Ltd.	5,484,000	3,152,708

Food Products 1.4%
China Yurun Food Group Ltd.	1,075,000	3,039,621

Insurance 1.6%
Ping An Insurance Group Co. of China Ltd., H Shares	328,500	3,407,096

Internet Software & Services 1.5%
Tencent Holdings Ltd.	114,100	3,114,062

Multiline Retail 0.2%
Parkson Retail Group Ltd.	316,000	463,731

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Personal Products 1.9%
Hengan International Group Co., Ltd.	462,000	$4,154,334

		32,472,044

HONG KONG 8.8%
Oil, Gas & Consumable Fuels 3.8%
CNOOC Ltd.	3,456,000	8,140,197

Real Estate Management & Development 3.6%
China Overseas Land & Investment Ltd.	1,660,000	3,571,148
China Resources Land Ltd.	2,314,000	4,200,309

		7,771,457

Specialty Retail 1.4%
Belle International Holdings Ltd.	1,442,000	3,046,497

		18,958,151

INDIA 6.3%
Auto Components 0.3%
Exide Industries Ltd.	185,668	672,731

Automobiles 0.3%
Hero Honda Motors Ltd.	13,567	570,478

Commercial Banks 1.5%
HDFC Bank Ltd.	59,077	3,336,892

Information Technology Services 3.6%
Infosys Ltd., ADR	39,028	2,545,797
Tata Consultancy Services Ltd.	192,290	5,108,744

		7,654,541

Machinery 0.6%
Tata Motors Ltd.	56,863	1,269,840

		13,504,482

INDONESIA 4.4%
Automobiles 1.4%
ASTRA International Tbk PT	425,000	3,159,224

Commercial Banks 3.0%
Bank Mandiri (Persero) Tbk PT	3,923,685	3,304,886
Bank Rakyat Indonesia (Persero) PT	4,054,000	3,083,657

		6,388,543

		9,547,767

JERSEY, CHANNEL ISLANDS 3.1%
Metals & Mining 3.1%
Randgold Resources Ltd., ADR	78,900	6,631,545

LUXEMBOURG 0.9%
Metals & Mining 0.9%
Ternium SA, ADR	65,000	1,919,450

MALAYSIA 1.5%
Hotels, Restaurants & Leisure 1.5%
Genting Berhad	875,000	3,259,049

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

MEXICO 4.2%
Commercial Banks 1.6%
Grupo Financiero Banorte SAB de CV, Class O	741,450	$3,366,399

Wireless Telecommunication Services 2.6%
America Movil SAB de CV Series L, ADR	104,113	5,609,609

		8,976,008

PERU 1.0%
Commercial Banks 1.0%
Credicorp Ltd.	23,700	2,040,570

POLAND 1.5%
Commercial Banks 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA	211,126	3,231,148

RUSSIA 9.4%
Chemicals 1.8%
Uralkali, GDR REG	85,000	3,822,393

Commercial Banks 3.2%
Sberbank of Russia	1,883,480	6,946,986

Food & Staples Retailing 1.5%
X5 Retail Group NV REG, GDR REG *	80,190	3,140,903

Metals & Mining 0.9%
Mechel Sponsored, ADR	85,074	2,032,418

Oil, Gas & Consumable Fuels 2.0%
Gazprom OAO, ADR	294,298	4,282,036

		20,224,736

SOUTH AFRICA 2.1%
Media 0.8%
Naspers Ltd., N Shares	29,683	1,676,323

Oil, Gas & Consumable Fuels 0.5%
Sasol Ltd.	21,427	1,130,366

Wireless Telecommunication Services 0.8%
MTN Group Ltd.	76,800	1,636,137

		4,442,826

SOUTH KOREA 10.7%
Auto Components 2.5%
Hyundai Mobis	14,511	5,459,835

Chemicals 1.7%
LG Chem Ltd.	8,139	3,740,260

Commercial Banks 1.4%
KB Financial Group, Inc.	61,369	2,917,364

Machinery 1.5%
Hyundai Heavy Industries Co., Ltd.	7,611	3,176,515

Multiline Retail 1.1%
Lotte Shopping Co. Ltd.	4,800	2,293,522

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co., Ltd.	6,897	$5,360,551

		22,948,047

TAIWAN 8.4%
Commercial Banks 1.0%
Mega Financial Holding Co. Ltd.	2,585,000	2,264,604

Electronic Equipment, Instruments & Components 2.8%
Hon Hai Precision Industry Co., Ltd.	1,744,600	6,006,298

Food & Staples Retailing 0.9%
President Chain Store Corp.	324,000	1,877,160

Industrial Conglomerates 1.7%
Far Eastern New Century Corp.	2,281,000	3,565,943

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	346,500	4,369,365

		18,083,370

TURKEY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri AS	59,435	1,459,705

UNITED KINGDOM 1.2%
Metals & Mining 1.2%
Antofagasta PLC	119,293	2,669,556

Total Common Stocks (cost $185,911,947)		202,054,469

Preferred Stock 1.7%
BRAZIL 1.7%
Commercial Banks 1.7%
Banco Bradesco SA—Preference Shares	181,816	3,681,405

Total Preferred Stock (cost $3,568,385)		3,681,405

Mutual Fund 4.6%
Money Market Fund 4.6%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (a)	9,969,640	9,969,640

Total Mutual Fund (cost $9,969,640)		9,969,640

Total Investments (cost $199,449,972) (b) — 100.4%		215,705,514

Liabilities in excess of other assets — (0.4)%		(892,622)

NET ASSETS — 100.0%		$214,812,892

*	Denotes a non-income producing security.

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Emerging Markets Fund (Continued)

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $199,449,972)	$215,705,514
Foreign currencies, at value (cost $1,397,384)	1,405,156
Dividends receivable	1,060,237
Receivable for investments sold	1,064,107
Receivable for capital shares issued	92,552
Reclaims receivable	7,140
Prepaid expenses	1,940

Total Assets	219,336,646

Liabilities:
Payable for investments purchased	4,029,282
Payable for capital shares redeemed	152,048
Cash overdraft (Note 2)	4,430
Accrued expenses and other payables:
Investment advisory fees	166,179
Fund administration fees	10,464
Distribution fees	13,834
Administrative servicing fees	35,629
Accounting and transfer agent fees	2,941
Trustee fees	191
Deferred capital gain country tax	84,611
Custodian fees	2,857
Compliance program costs (Note 3)	273
Professional fees	8,481
Printing fees	12,468
Other	66

Total Liabilities	4,523,754

Net Assets	$214,812,892

Represented by:
Capital	$202,464,663
Accumulated undistributed net investment income	1,247,977
Accumulated net realized losses from investment and foreign currency	(5,066,466)
Net unrealized appreciation/(depreciation) from investments†	16,170,931
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,213)

Net Assets	$214,812,892

Net Assets:
Class I Shares	$29,148,018
Class II Shares	2,398,881
Class III Shares	117,706,208
Class VI Shares	65,559,785

Total	$214,812,892

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,243,614
Class II Shares	186,838
Class III Shares	9,076,542
Class VI Shares	5,071,946

Total	16,578,940

2011 Semiannual Report	9

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Emerging Markets Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.99
Class II Shares	$12.84
Class III Shares	$12.97
Class VI Shares	$12.93

†	Net of $84,611 of deferred capital gain country tax

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$3,113,032
Other income	236
Interest income	128
Foreign tax withholding	(249,900)

Total Income	2,863,496

EXPENSES:
Investment advisory fees	1,093,164
Fund administration fees	66,909
Distribution fees Class II Shares	3,165
Distribution fees Class VI Shares	83,323
Administrative servicing fees Class I Shares	28,141
Administrative servicing fees Class II Shares	1,899
Administrative servicing fees Class III Shares	92,571
Administrative servicing fees Class VI Shares	49,994
Professional fees	17,029
Printing fees	9,860
Trustee fees	3,965
Custodian fees	7,641
Accounting and transfer agent fees	1,225
Compliance program costs (Note 3)	371
Other	3,699

Total expenses before earnings credit	1,462,956

Earnings credit (Note 5)	(5)

Net Expenses	1,462,951

NET INVESTMENT INCOME	1,400,545

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,046,492
Net realized losses from foreign currency transactions (Note 2)	(70,938)

Net realized gains from investment and foreign currency transactions	9,975,554

Net change in unrealized appreciation/(depreciation) from investments††	(14,589,911)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(42,820)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(14,632,731)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(4,657,177)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,256,632)

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $616,725.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,400,545	$1,417,596
Net realized gains from investment and foreign currency transactions	9,975,554	40,412,280
Net change in unrealized depreciation from investments and translations of assets and liabilities denominated in foreign currencies	(14,632,731)	(8,190,216)

Change in net assets resulting from operations	(3,256,632)	33,639,660

Distributions to Shareholders From:
Net investment income:
Class I	(47,713)	(24,811)
Class II	(1,465)	–
Class III	(225,167)	(85,551)
Class VI	(42,996)	–

Change in net assets from shareholder distributions	(317,341)	(110,362)

Change in net assets from capital transactions	(34,689,917)	(21,126,727)

Change in net assets	(38,263,890)	12,402,571

Net Assets:
Beginning of period	253,076,782	240,674,211

End of period	$214,812,892	$253,076,782

Accumulated undistributed net investment income at end of period	$1,247,977	$164,773

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,577,357	$7,957,909
Dividends reinvested	47,713	24,811
Cost of shares redeemed	(19,295,571)	(15,262,968)

Total Class I	(15,670,501)	(7,280,248)

Class II Shares
Proceeds from shares issued	13	419
Dividends reinvested	1,465	–
Cost of shares redeemed	(307,558)	(646,080)

Total Class II	(306,080)	(645,661)

Class III Shares
Proceeds from shares issued	6,657,858	18,656,813
Dividends reinvested	225,167	85,551
Cost of shares redeemed	(20,742,487)	(32,160,699)

Total Class III	(13,859,462)	(13,418,335)

Class VI Shares
Proceeds from shares issued	4,873,221	10,938,324
Dividends reinvested	42,996	–
Cost of shares redeemed	(9,770,091)	(10,720,807)

Total Class VI	(4,853,874)	217,517

Change in net assets from capital transactions	$(34,689,917)	$21,126,727

12	Semiannual Report 2011

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,2010
SHARE TRANSACTIONS:
Class I Shares
Issued	275,164	670,851
Reinvested	3,838	1,914
Redeemed	(1,444,022)	(1,317,681)

Total Class I Shares	(1,165,020)	(644,916)

Class II Shares
Issued	—	—
Reinvested	119	—
Redeemed	(24,061)	(57,927)

Total Class II Shares	(23,942)	(57,927)

Class III Shares
Issued	511,672	1,552,093
Reinvested	18,144	6,611
Redeemed	(1,606,740)	(2,819,774)

Total Class III Shares	(1,076,924)	(1,261,070)

Class VI Shares
Issued	374,412	915,008
Reinvested	3,476	—
Redeemed	(761,590)	(943,255)

Total Class VI Shares	(383,702)	(28,247)

Total change in shares	(2,649,588)	(1,992,160)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.19	0.07	(0.25)	(0.18)	(0.02)	–	–	(0.02)	–	$12.99	(1.34)%	$29,148,018	1.20%	1.12%	1.20%	36.75%
Year Ended December 31, 2010(e)	$11.36	0.08	1.76	1.84	(0.01)	–	–	(0.01)	–	$13.19	16.17%	$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.05	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.36	63.31%	$46,047,002	1.20%	1.13%	1.20%	121.34%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	–	(3.88)	0.01	$7.05	(57.76)%	$29,077,237	1.30%	1.27%	1.30%	63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	–	(2.37)	0.01	$22.61	45.58%	$77,698,603	1.37%	0.73%	1.37%	62.52%
Year Ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	–	(0.27)	0.01	$17.52	36.72%	$46,161,018	1.33%	0.81%	1.33%	114.19%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.04	0.07	(0.26)	(0.19)	(0.01)	–	–	(0.01)	–	$12.84	(1.47)%	$2,398,881	1.45%	1.06%	1.45%	36.75%
Year Ended December 31, 2010(e)	$11.25	0.05	1.74	1.79	–	–	–	–	–	$13.04	15.91%	$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009(e)	$6.98	0.08	4.29	4.37	(0.08)	–	(0.02)	(0.10)	–	$11.25	63.09%	$3,023,040	1.46%	0.91%	1.46%	121.34%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	–	(3.83)	0.01	$6.98	(57.93)%	$2,461,889	1.57%	1.01%	1.57%	63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	–	(2.32)	0.01	$22.46	45.19%	$9,720,051	1.61%	0.53%	1.61%	62.52%
Year Ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	–	(0.25)	0.01	$17.42	36.31%	$8,692,065	1.58%	0.61%	1.58%	114.19%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.17	0.08	(0.26)	(0.18)	(0.02)	–	–	(0.02)	–	$12.97	(1.32)%	$117,706,208	1.20%	1.32%	1.20%	36.75%
Year Ended December 31, 2010(e)	$11.34	0.08	1.76	1.84	(0.01)	–	–	(0.01)	–	$13.17	16.21%	$133,741,064	1.19%	0.68%	1.19%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.34	63.48%	$129,486,944	1.21%	1.10%	1.21%	121.34%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	–	(3.87)	0.01	$7.03	(57.83)%	$86,462,769	1.31%	1.26%	1.31%	63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	–	(2.37)	0.01	$22.59	45.55%	$299,039,422	1.36%	0.74%	1.36%	62.52%
Year Ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	–	(0.27)	0.01	$17.51	36.64%	$197,466,543	1.33%	0.87%	1.33%	114.19%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$13.13	0.07	(0.26)	(0.19)	(0.01)	–	–	(0.01)	–	$12.93	(1.46)%	$65,559,785	1.45%	1.09%	1.45%	36.75%
Year Ended December 31, 2010(e)	$11.33	0.05	1.75	1.80	–	–	–	–	–	$13.13	15.89%	$71,622,217	1.44%	0.43%	1.44%	135.63%
Year Ended December 31, 2009(e)	$7.03	0.07	4.33	4.40	(0.08)	–	(0.02)	(0.10)	–	$11.33	63.09%	$62,117,225	1.45%	0.83%	1.45%	121.34%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	–	(3.86)	0.01	$7.03	(57.86)%	$37,262,897	1.43%	1.15%	1.43%	63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	–	(2.35)	0.01	$22.58	45.45%	$126,430,526	1.45%	0.62%	1.45%	62.52%
Year Ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	–	(0.26)	0.01	$17.50	36.56%	$70,622,603	1.43%	0.69%	1.43%	114.19%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$6,132,566	$—	$6,132,566
Automobiles	—	3,729,702	—	3,729,702
Beverages	3,352,762	—	—	3,352,762
Chemicals	—	7,562,653	—	7,562,653
Commercial Banks	5,406,969	40,226,029	—	45,632,998
Computers & Peripherals	—	3,152,708	—	3,152,708
Electronic Equipment, Instruments & Components	—	6,006,298	—	6,006,298
Food & Staples Retailing	—	5,018,063	—	5,018,063
Food Products	—	3,039,621	—	3,039,621
Health Care Providers & Services	3,243,004	—	—	3,243,004
Hotels, Restaurants & Leisure	—	3,259,049	—	3,259,049
Household Durables	1,253,180	—	—	1,253,180
Industrial Conglomerates	—	3,565,943	—	3,565,943
Information Technology Services	2,545,797	5,108,744	—	7,654,541
Insurance	—	3,407,096	—	3,407,096
Internet Software & Services	—	3,114,062	—	3,114,062
Machinery	—	4,446,355	—	4,446,355
Media	—	1,676,323	—	1,676,323
Metals & Mining	21,414,441	2,669,556	—	24,083,997
Multiline Retail	1,439,466	2,757,253	—	4,196,719
Oil, Gas & Consumable Fuels	12,688,811	10,730,268	—	23,419,079
Personal Products	—	4,154,334	—	4,154,334
Real Estate Management & Development	—	7,771,457	—	7,771,457

16	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$4,369,365	$5,360,551	$—	$9,729,916
Specialty Retail	—	3,046,497	—	3,046,497
Transportation Infrastructure	3,159,800	—	—	3,159,800
Wireless Telecommunication Services	5,609,609	1,636,137	—	7,245,746
Total Common Stocks	$64,483,204	$137,571,265	$—	$202,054,469
Mutual Fund	9,969,640	—	—	9,969,640
Preferred Stock	3,681,405	—	—	3,681,405
Total	$78,134,249	$137,571,265	$—	$215,705,514

Amounts designated as “—”, which may include fair value securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Level 1 and Level 2.

(b)	Cash Overdraft

As of June 30, 2011, the Fund had an overdrawn balance of $4,430 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18	Semiannual Report 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Baring International Investments Limited (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $587,152 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $371.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $172,605 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $13,962.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $35,196.

20	Semiannual Report 2011

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $84,794,989 and sales of $123,288,681 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$200,196,991	$22,748,395	$(7,239,872)	$15,508,523
10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

22	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

24	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	25

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

26	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	29

NVIT Enhanced Income Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENHI (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Enhanced Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Enhanced Income Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class Y Shares	Actual	1,000.00	1,004.20	2.09	0.42
	Hypothetical[b]	1,000.00	1,022.71	2.11	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Enhanced Income Fund
June 30, 2011 (Unaudited)

Asset Allocation
Corporate Bonds	35.6%
Asset-Backed Securities	23.8%
Collateralized Mortgage Obligations	22.9%
Mutual Fund	7.6%
Commercial Mortgage Backed Securities	6.1%
U.S. Treasury Notes	3.4%
U.S. Government Sponsored & Agency Obligations	1.6%
U.S. Government Mortgage Backed Agencies	0.5%
Yankee Dollar	0.2%
Liabilities in excess of other assets	(1.7)%

100.0%

Top Industries †
Diversified Financial Services	6.7%
Commercial Banks	5.9%
Aerospace & Defense	3.5%
Capital Markets	3.2%
Pharmaceuticals	2.7%
Food & Staples Retailing	2.2%
Computers & Peripherals	1.4%
Beverages	1.2%
Industrial Conglomerates	0.8%
Insurance	0.8%
Other Industries	71.6%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	7.5%
Citigroup, Inc., 2.13%, 04/30/12	1.6%
U.S. Treasury Notes, 1.13%, 01/15/12	1.5%
PSE&G Transition Funding LLC, 6.61%, 06/15/15	1.5%
Fannie Mae REMICS, 4.00%, 09/25/24	1.3%
U.S. Treasury Notes, 1.00%, 09/30/11	1.1%
Credit Suisse First Boston Mortgage Securities Corp., 5.10%, 08/15/38	1.0%
Citibank Credit Card Issuance Trust, 2.25%, 12/23/14	1.0%
Detroit Edison Securitization Funding LLC, 6.42%, 03/01/15	1.0%
General Dynamics Corp., 4.25%, 05/15/13	0.9%
Other Holdings	81.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 23.8%

	Principal Amount	Market Value

Automobile 8.1%
Ally Auto Receivables Trust Series 2010-1, Class A2, 0.75%, 04/15/12	$210,466	$210,488
Series 2010-2, Class A2, 0.89%, 09/17/12	1,260,253	1,261,222
Series 2011-2, Class A2, 0.67%, 10/15/13	3,000,000	3,001,455
Bank of America Auto Trust, Series 2010-2, Class A4, 1.94%, 06/15/17	3,000,000	3,056,505
BMW Vehicle Owner Trust Series 2010-A, Class A2, 0.68%, 09/25/12	797,750	798,154
Series 2010-A, Class A3, 1.39%, 04/25/14	2,600,000	2,620,388
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 04/16/12	226,669	227,432
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	1,474,939	1,493,086
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,663,144	1,688,902
Ford Credit Auto Owner Trust, Series 2010-B, Class A2, 0.65%, 12/15/12	1,103,790	1,104,309
Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, 03/18/14	3,500,000	3,523,491
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	1,487,355	1,488,543
Nissan Auto Receivables Owner Trust Series 2007-B, Class A4, 5.16%, 03/17/14	923,859	938,775
Series 2009-A, Class A4, 4.74%, 08/17/15	3,500,000	3,650,896
Toyota Auto Receivables Owner Trust Series 2010-A, Class A2, 0.75%, 05/15/12	738,934	739,152
Series 2010-B, Class A2, 0.74%, 08/15/12	1,027,293	1,027,988
Series 2011-A, Class A2, 0.61%, 05/15/13	1,500,000	1,500,683
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	2,950,185	2,998,135

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	$2,000,000	$2,001,846
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	1,292,033	1,302,040
Series 2010-A, Class A2, 0.70%, 06/15/12	154,690	154,705
Series 2010-A, Class A4, 2.21%, 05/15/15	1,510,000	1,540,867

		36,329,062

Credit Card 6.4%
American Express Credit Account Master Trust Series 2005-4, Class A, 0.26%, 01/15/15 (a)	3,392,000	3,391,012
Series 2007-5, Class A, 0.22%, 12/15/14 (a)	3,000,000	2,998,138
BA Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	3,500,000	3,670,996
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	3,000,000	3,139,048
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	3,250,000	3,440,852
Series 2008-A11, Class A11, 5.40%, 07/15/15	2,600,000	2,838,953
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	1,407,000	1,460,132
Series 2009-A5, Class A5, 2.25%, 12/23/14	4,500,000	4,607,142
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	3,000,000	3,279,398

		28,825,671

Other 9.3%
AEP Texas Central Transition Funding LLC Series 2002-1, Class A4, 5.96%, 07/15/15	821,262	863,803
Series A-2 4.98%, 07/01/13	2,761,394	2,866,887
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	2,389,116	2,438,523

6	Semiannual Report 2011

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	$2,526,040	$2,641,758
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	4,145,000	4,373,864
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	596,078	625,019
GE Equipment Midticket LLC, Series 2010-1, Class A2, 0.61%, 01/14/13 (b)	2,283,595	2,283,582
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13 (b)	1,200,000	1,201,620
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	3,000,000	3,000,036
John Deere Owner Trust Series 2008-A, Class A 4, 4.89%, 03/16/15	1,922,062	1,925,661
Series 2009-B, Class A3, 1.57%, 10/15/13	707,684	710,893
Series 2010-A, Class A2, 0.72%, 07/16/12	161,952	161,974
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A3, 4.13%, 09/15/13	537,097	541,320
Series 2005-1, Class A4, 4.40%, 03/15/15	3,000,000	3,123,364
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	2,313,070	2,454,638
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4, 4.37%, 06/25/14	1,624,418	1,659,011
Series 2005-2, Class A2, 5.03%, 03/25/14	1,509,586	1,539,842
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	6,590,605	7,017,471
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A2, 4.81%, 11/17/14	1,587,916	1,644,565
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12 (b)	972,547	973,024

		42,046,855

Total Asset-Backed Securities (cost $107,541,370)		107,201,588

Collateralized Mortgage Obligations 22.9%

	Principal Amount	Market Value

Fannie Mae REMICS Series 2004-72, Class JA, 3.50%, 09/25/16	$357,351	$359,593
Series 2003-14, Class KE, 5.00%, 01/25/17	10,463	10,460
Series 2003-14, Class AN, 3.50%, 03/25/33	195,657	203,455
Series 2003-122, Class OK, 4.00%, 06/25/17	968,738	992,714
Series 2003-67, Class TA, 3.00%, 08/25/17	824,126	838,057
Series 2004-32, Class AB, 4.00%, 10/25/17	712,538	730,396
Series 2003-49, Class TK, 3.50%, 03/25/18	1,653,512	1,716,780
Series 2011-69, Class AB, 1.50%, 05/25/18	3,650,000	3,666,246
Series 2003-57, Class NB, 3.00%, 06/25/18	141,233	146,092
Series 2010-30, Class DB, 2.00%, 08/25/18	2,604,271	2,637,901
Series 2003-75, Class NB, 3.25%, 08/25/18	10,599	10,602
Series 2008-15, Class JM, 4.00%, 02/25/19	800,941	834,384
Series 2008-15, Class EL, 4.25%, 06/25/22	2,816,172	2,953,274
Series 2008-18, Class MD, 4.00%, 03/25/19	1,760,369	1,847,558
Series 2008-70, Class BA, 4.00%, 06/25/21	1,455,583	1,503,147
Series 2007-36, Class AB, 5.00%, 11/25/21	2,269,379	2,419,354
Series 2008-51, Class CD, 4.50%, 11/25/22	1,161,836	1,226,134
Series 2009-88, Class EA, 4.50%, 05/25/23	1,829,178	1,916,634
Series 2009-44, Class A, 4.50%, 12/25/23	1,213,600	1,279,220
Series 2009-76, Class MA, 4.00%, 09/25/24	5,841,585	6,112,773
Freddie Mac REMICS Series 3215, Class EP, 5.38%, 09/15/11	672,586	675,418
Series 3584, Class BL, 1.25%, 10/15/12	934,971	939,244
Series 3591, Class NA, 1.25%, 10/15/12	1,079,458	1,087,812
Series 3573, Class LC, 1.85%, 08/15/14	1,391,707	1,406,014
Series 3574, Class AC, 1.85%, 08/15/14	1,064,826	1,075,235
Series 3612, Class AE, 1.40%, 12/15/14	1,369,258	1,377,992

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Series 3610, Class AB, 1.40%, 12/15/14	$1,125,980	$1,132,172
Series 3555, Class JA, 4.00%, 12/15/14	1,077,845	1,110,530
Series 2614, Class TD, 3.50%, 05/15/16	212,742	213,179
Series 2663, Class BA, 4.00%, 08/15/16	557,108	563,464
Series 2633, Class PD, 4.50%, 08/15/16	1,056,959	1,068,363
Series 3865, Class DA, 1.25%, 12/15/16	762,726	765,598
Series 2672, Class NF, 4.00%, 12/15/16	1,003,978	1,024,423
Series 2611, Class KC, 3.50%, 01/15/17	14,643	14,656
Series 2630, Class KS, 4.00%, 01/15/17	2,075,530	2,115,754
Series 2695, Class DE, 4.00%, 01/15/17	2,402,450	2,451,699
Series 3818, Class UA, 1.35%, 02/15/17	2,181,765	2,194,722
Series 3827, Class CA, 1.50%, 04/15/17	2,466,430	2,486,461
Series 2625, Class JD, 3.25%, 07/15/17	1,014,156	1,031,471
Series 2636, Class A, 3.50%, 07/15/17	763,571	782,914
Series 3758, Class CD, 1.50%, 08/15/17	2,780,350	2,795,586
Series 2579, Class HA, 3.70%, 08/15/17	541,147	553,510
Series 2786, Class GA, 4.00%, 08/15/17	1,159,501	1,188,931
Series 2640, Class GD, 4.50%, 08/15/17	1,597,928	1,620,650
Series 2628, Class DQ, 3.00%, 11/15/17	1,203,884	1,235,399
Series 2628, Class GQ, 3.14%, 11/15/17	1,053,399	1,082,297
Series 2629, Class AN, 3.50%, 01/15/18	1,335,859	1,384,398
Series 2641, Class KJ, 4.00%, 01/15/18	1,083,219	1,125,388
Series 2555, Class B, 4.25%, 01/15/18	1,178,901	1,243,979
Series 2664, Class GA, 4.50%, 01/15/18	38,928	39,170
Series 3840, Class BA, 2.00%, 02/15/18	3,331,920	3,388,254
Series 2637, Class A, 3.38%, 03/15/18	860,524	892,198

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Series 2643, Class NT, 4.50%, 03/15/18	$1,958,706	$2,056,750
Series 2643, Class HT, 4.50%, 03/15/18	1,694,645	1,786,742
Series 2783, Class AE, 4.00%, 04/15/18	927,720	961,817
Series 2613, Class PA, 3.25%, 05/15/18	829,838	846,999
Series 3728, Class CA, 1.50%, 10/15/18	2,660,240	2,667,003
Series 3636, Class EB, 2.00%, 11/15/18	1,299,124	1,319,775
Series 2877, Class GP, 4.00%, 11/15/18	1,110,829	1,149,391
Series 2920, Class HC, 4.50%, 12/15/18	2,482,370	2,580,218
Series 2930, Class KC, 4.50%, 06/15/19	2,231,299	2,337,550
Series 3073, Class LB, 5.00%, 10/15/19	1,255,864	1,307,434
Series 3683, Class AD, 2.25%, 06/15/20	968,278	980,823
Series 3846, Class CK, 1.50%, 09/15/20	3,313,198	3,332,440
Series 3277, Class A, 4.00%, 01/15/21	1,598,121	1,664,080
Series 3815, Class DE, 3.00%, 10/15/21	3,081,094	3,188,080
Series 2802, Class NC, 5.00%, 05/15/28	215,045	215,909
Government National Mortgage Association Series 2004-26, Class GC, 5.00%, 06/16/31	1,977,248	2,059,248
Series 2009-57, Class BA, 2.25%, 06/16/39	761,018	774,434
Series 2009-81, Class WA, 2.00%, 08/20/39	2,537,145	2,574,435

Total Collateralized Mortgage Obligations (cost $102,925,812)		103,274,783

Commercial Mortgage Backed Securities 6.1%
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	560,632	562,208
Series 2005-3, Class A2, 4.50%, 07/10/43	2,010,739	2,010,523
Series 2005-5, Class ASB, 5.05%, 10/10/45 (a)	877,953	923,034

8	Semiannual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.92%, 03/15/49 (a)	$640,000	$678,869
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	75,120	75,138
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38 (a)	4,500,000	4,650,122
Greenwich Capital Commercial Funding Corp. Series 2002-C1, Class A2, 4.11%, 01/11/17	1,878,263	1,890,390
Series 2004-GG1, Class A5, 4.88%, 06/10/36	39,317	39,286
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40 (a)	1,650,125	1,698,796
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,638,410	1,669,325
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	617,892	625,259
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	177,946	177,830
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	2,660,043	2,660,954
Series 2005-C16, Class A2, 4.38%, 10/15/41	764,098	767,686
Series 2005-C17, Class A2, 4.78%, 03/15/42	828,659	828,362
Series 2005-C17, Class A3, 5.00%, 03/15/42	2,000,000	2,040,428
Series 2005-C20, Class APB, 5.09%, 07/15/42 (a)	2,574,382	2,717,825
Series 2006-C29, Class A2, 5.28%, 11/15/48	3,495,875	3,530,741

Total Commercial Mortgage Backed Securities (cost $27,703,291)		27,546,776

Corporate Bonds 35.6%
Aerospace & Defense 3.5%
Boeing Co. (The), 1.88%, 11/20/12	3,500,000	3,555,128
General Dynamics Corp. 1.80%, 07/15/11	3,500,000	3,501,673
4.25%, 05/15/13	3,824,000	4,080,556

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
Honeywell International, Inc., 6.13%, 11/01/11	$3,500,000	$3,566,332
United Technologies Corp., 6.10%, 05/15/12	1,150,000	1,206,379

		15,910,068

Beverages 1.3%
Coca-Cola Refreshments USA, Inc., 3.75%, 03/01/12	2,000,000	2,043,768
PepsiCo, Inc., 5.15%, 05/15/12	3,500,000	3,643,224

		5,686,992

Capital Markets 3.2%
Bank of New York Mellon Corp. (The) 0.41%, 06/29/12 (a)	1,700,000	1,704,009
4.95%, 11/01/12	3,500,000	3,698,093
Credit Suisse USA, Inc., 6.50%, 01/15/12	3,000,000	3,094,044
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,500,000	2,500,985
Morgan Stanley, 1.95%, 06/20/12	3,500,000	3,555,534

		14,552,665

Chemicals 0.2%
Praxair, Inc., 1.75%, 11/15/12	900,000	912,371

Commercial Banks 6.0%
BNP Paribas, 0.69%, 04/08/13 (a)	3,500,000	3,474,440
PNC Funding Corp., 5.50%, 09/28/12	3,100,000	3,266,101
Rabobank Nederland NV, 0.47%, 08/05/11 (a)(b)	3,500,000	3,500,808
US Bancorp 1.80%, 05/15/12	3,500,000	3,548,850
2.00%, 06/14/13	1,660,000	1,695,829
US Bank NA, 6.38%, 08/01/11	1,342,000	1,347,640
Wachovia Corp., 5.30%, 10/15/11	1,000,000	1,013,267
Wells Fargo & Co. 5.30%, 08/26/11	2,500,000	2,516,910
3.00%, 12/09/11	3,000,000	3,037,374
Westpac Banking Corp., 0.84%, 04/08/13 (a)(b)	3,500,000	3,509,188

		26,910,407

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Computers & Peripherals 1.5%
Dell, Inc., 3.38%, 06/15/12	$2,865,000	$2,935,634
Hewlett-Packard Co., 4.50%, 03/01/13	3,500,000	3,706,671

		6,642,305

Consumer Finance 0.7%
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,179,073

Diversified Financial Services 6.8%
Bank of America Corp., 5.38%, 08/15/11	2,500,000	2,513,163
Bear Stearns Cos. LLC (The), 5.35%, 02/01/12	1,000,000	1,027,888
Citigroup, Inc., 2.13%, 04/30/12	7,000,000	7,110,369
General Electric Capital Corp. 5.00%, 11/15/11	3,000,000	3,047,313
2.13%, 12/21/12	3,000,000	3,071,505
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	2,869,759
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,705,429
John Deere Capital Corp., 7.00%, 03/15/12	3,500,000	3,662,536
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,563,098

		30,571,060

Diversified Telecommunication Services 0.6%
AT&T Corp., 7.30%, 11/15/11	2,690,000	2,755,160

Electric Utilities 0.7%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,171,789

Food & Staples Retailing 2.2%
Costco Wholesale Corp., 5.30%, 03/15/12	2,400,000	2,485,368
Sysco Corp., 4.20%, 02/12/13	2,175,000	2,289,355
Walgreen Co., 4.88%, 08/01/13	2,000,000	2,164,908
Wal-Mart Stores, Inc., 4.25%, 04/15/13	3,000,000	3,186,564

		10,126,195

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 0.2%
Campbell Soup Co., 5.00%, 12/03/12	$1,000,000	$1,061,324

Health Care Equipment & Services 0.7%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,050,295

Household Products 0.2%
Kimberly-Clark Corp., 5.63%, 02/15/12	750,000	774,579

Industrial Conglomerates 0.8%
3M Co., 4.50%, 11/01/11	3,650,000	3,702,604

Insurance 0.8%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,522,347

Media 0.6%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	2,723,000	2,830,267

Metals & Mining 0.1%
Nucor Corp., 5.00%, 12/01/12	600,000	633,396

Multiline Retail 0.6%
Target Corp., 5.88%, 03/01/12	2,550,000	2,643,493

Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips, 4.75%, 10/15/12	2,500,000	2,631,153

Personal Products 0.8%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	3,500,000	3,504,830

Pharmaceuticals 2.8%
AstraZeneca PLC, 5.40%, 09/15/12	3,000,000	3,174,228
Eli Lilly & Co., 6.00%, 03/15/12	3,500,000	3,639,629
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	2,560,000	2,752,655
Novartis Capital Corp., 1.90%, 04/24/13	3,000,000	3,069,981

		12,636,493

Software 0.4%
Oracle Corp., 4.95%, 04/15/13	1,850,000	1,984,774

10	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.3%
Lowe’s Cos., Inc., 5.60%, 09/15/12	$1,075,000	$1,139,138

Total Corporate Bonds (cost $160,247,189)		160,532,778

U.S. Government Mortgage Backed Agencies 0.5%
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	42,092	46,023
Pool# 254089 6.00%, 12/01/16	67,069	73,331
Pool# 545415 6.00%, 01/01/17	59,270	64,805
Pool# 254195 5.50%, 02/01/17	137,860	149,635
Pool# 625178 5.50%, 02/01/17	113,700	123,410
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	19,766	20,900
Pool# B17493 4.00%, 12/01/14	1,500,861	1,546,983
Pool# E00991 6.00%, 07/01/16	32,058	34,498

Total U.S. Government Mortgage Backed Agencies (cost $2,010,830)		2,059,585

U.S. Government Sponsored & Agency Obligations 1.6%
Federal Home Loan Banks 3.38%, 02/27/13	3,500,000	3,668,879
Freddie Mac 1.00%, 08/28/12	3,500,000	3,526,155

Total U.S. Government Sponsored & Agency Obligations (cost $7,172,567)		7,195,034

U.S. Treasury Notes 3.4%
U.S. Treasury Notes 0.88%, 01/31/12	3,500,000	3,515,312
1.00%, 09/30/11	5,000,000	5,011,720
1.13%, 01/15/12	7,000,000	7,037,737

Total U.S. Treasury Notes (cost $15,526,904)		15,564,769

Yankee Dollar 0.2%

	Principal Amount	Market Value

Road & Rail 0.2%
Canadian National Railway Co., 6.38%, 10/15/11	$1,100,000	$1,117,841

Total Yankee Dollar (cost $1,118,455)		1,117,841

Mutual Fund 7.6%

	Shares	Market Value

Money Market Fund 7.6%
Invesco Liquid Assets Portfolio— Institutional Class, 0.08% (c)	34,460,335	$34,460,335

Total Mutual Fund (cost $34,460,335)		34,460,335

Total Investments (cost $458,706,753) (d)—101.7%		458,953,489

Liabilities in excess of other assets—(1.7)%		(7,881,869)

NET ASSETS—100.0%		$451,071,620

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $11,468,222 which represents 2.54% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SCA	Limited partnership with share capital

2011 Semiannual Report	11

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Enhanced Income Fund
Assets:
Investments, at value (cost $458,706,753)	$458,953,489
Interest and dividends receivable	2,326,517
Receivable for capital shares issued	391,118
Prepaid expenses	5,434

Total Assets	461,676,558

Liabilities:
Payable for investments purchased	10,015,178
Payable for capital shares redeemed	424,098
Accrued expenses and other payables:
Investment advisory fees	121,233
Fund administration fees	13,804
Accounting and transfer agent fees	3,177
Custodian fees	2,170
Compliance program costs (Note 3)	209
Professional fees	18,111
Printing fees	6,747
Other	211

Total Liabilities	10,604,938

Net Assets	$451,071,620

Represented by:
Capital	$456,204,218
Accumulated distributions in excess of net investment income	(321,955)
Accumulated net realized losses from investment transactions	(5,057,379)
Net unrealized appreciation/(depreciation) from investments	246,736

Net Assets	$451,071,620

Net Assets:
Class Y Shares	$451,071,620

Total	$451,071,620

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	45,625,300

Total	45,625,300

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.89

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Enhanced Income Fund
INVESTMENT INCOME:
Interest income	$3,471,569
Dividend income	15,413
Other income from non-affiliates	459

Total Income	3,487,441

EXPENSES:
Investment advisory fees	721,113
Fund administration fees	83,999
Professional fees	20,816
Printing fees	1,158
Trustee fees	7,286
Custodian fees	7,693
Accounting and transfer agent fees	10,745
Compliance program costs (Note 3)	875
Other	5,608

Total expenses before earnings credit	859,293

Earnings credit (Note 4)	(266)

Net Expenses	859,027

NET INVESTMENT INCOME	2,628,414

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,223,239)
Net change in unrealized appreciation/(depreciation) from investments	207,920

Net realized/unrealized losses from investments	(1,015,319)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,613,095

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$2,628,414	$4,814,299
Net realized losses from investment transactions	(1,223,239)	(137,614)
Net change in unrealized appreciation/(depreciation) from investments	207,920	(876,173)

Change in net assets resulting from operations	1,613,095	3,800,512

Distributions to Shareholders From:
Net investment income:
Class Y	(3,429,221)	(6,374,107)

Change in net assets from shareholder distributions	(3,429,221)	(6,374,107)

Change in net assets from capital transactions	42,005,602	56,656,081

Change in net assets	40,189,476	54,082,486

Net Assets:
Beginning of period	410,882,144	356,799,658

End of period	$451,071,620	$410,882,144

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(321,955)	$478,852

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$74,892,041	$69,466,578
Dividends reinvested	3,429,221	6,374,107
Cost of shares redeemed	(36,315,660)	(19,184,604)

Total Class Y	42,005,602	56,656,081

Change in net assets from capital transactions	$42,005,602	$56,656,081

SHARE TRANSACTIONS:
Class Y Shares
Issued	7,562,990	6,963,143
Reinvested	346,535	640,149
Redeemed	(3,665,107)	(1,923,514)

Total Class Y Shares	4,244,418	5,679,778

Total change in shares	4,244,418	5,679,778

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$9.93	0.06	(0.02)	0.04	(0.08)	–	(0.08)	$9.89	0.42%	$451,071,620	0.42%	1.28%	0.42%	34.09%
Year Ended December 31, 2010(d)	$9.99	0.13	(0.02)	0.11	(0.17)	–	(0.17)	$9.93	1.09%	$410,882,144	0.42%	1.27%	0.42%	54.74%
Year Ended December 31, 2009(d)	$9.98	0.23	0.04	0.27	(0.26)	–	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007(e)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

16	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$107,201,588	$—	$107,201,588
Collateralized Mortgage Obligations	—	103,274,783	—	103,274,783
Commercial Mortgage Backed Securities	—	27,546,776	—	27,546,776
Corporate Bonds	—	160,532,778	—	160,532,778
Mutual Fund	34,460,335	—	—	34,460,335
U.S. Government Mortgage Backed Agencies	—	2,059,585	—	2,059,585
U.S. Government Sponsored & Agency Obligations	—	7,195,034	—	7,195,034
U.S. Treasury Notes	—	15,564,769	—	15,564,769
Yankee Dollar	—	1,117,841	—	1,117,841
Total	$34,460,335	$424,493,154	$—	$458,953,489
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

18	Semiannual Report 2011

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Morley Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.35%
$500 million up to $1 billion	0.34%
$1 billion up to $3 billion	0.325%
$3 billion up to $5 billion	0.30%
$5 billion up to $10 billion	0.285%
$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $206,031 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.45% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$6,853	$—	$—	$—	$6,853

Amounts designated as “—” are zero or have been rounded to zero.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $875.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $175,199,878 and sales of $136,256,553 (excluding short-term securities).

20	Semiannual Report 2011

For the six months ended June 30, 2011, the Fund had purchases of $0 and sales of $0 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$458,706,753	$1,092,759	$(846,023)	$246,736

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	21

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

22	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2011

NVIT Government Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Government Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,024.50	3.41	0.68
	Hypothetical	[b]	1,000.00	1,021.42	3.41	0.68
Class II Shares	Actual		1,000.00	1,024.20	4.72	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class III Shares	Actual		1,000.00	1,024.50	3.41	0.68
	Hypothetical	[b]	1,000.00	1,021.42	3.41	0.68
Class IV Shares	Actual		1,000.00	1,025.40	3.41	0.68
	Hypothetical	[b]	1,000.00	1,021.42	3.41	0.68

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Government Bond Fund

Asset Allocation
U.S. Government Mortgage Backed Agencies	41.0%
U.S. Government Sponsored & Agency Obligations	21.1%
Collateralized Mortgage Obligations	15.3%
U.S. Treasury Bonds	9.8%
U.S. Treasury Notes	9.4%
Mutual Fund	2.8%
Other assets in excess of liabilities	0.6%

100.0%

Top Holdings †
U.S. Treasury Bonds, 6.00%, 02/15/26	8.1%
Fannie Mae Pool, 6.26%, 09/01/13	7.6%
U.S. Treasury Notes, 3.13%, 05/15/21	5.8%
Private Export Funding Corp., 5.45%, 09/15/17	3.8%
U.S. Treasury Notes, 2.63%, 08/15/20	3.7%
Fannie Mae Pool, 6.08%, 02/01/12	3.4%
Fannie Mae, 2.25%, 03/15/16	3.3%
Fannie Mae, 1.75%, 07/14/14	3.3%
Freddie Mac REMICS, 6.00%, 03/15/36	3.2%
Fannie Mae Pool, 4.50%, 07/01/24	3.1%
Other Holdings	54.7%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.3%

	Principal Amount	Market Value

Fannie Mae REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	$6,000,000	$6,568,949
Series 1993-149, Class M, 7.00%, 08/25/23	2,107,979	2,374,230
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,252,629
Series 2005-40, Class YG, 5.00%, 05/25/25	24,576,886	26,962,026
Series 2003-66, Class AP, 3.50%, 11/25/32	864,436	902,557
FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A3, 5.47%, 01/25/12 (a)	682,195	681,732
Freddie Mac REMICS Series 2468, Class TE, 5.50%, 07/15/17	2,699,532	2,922,466
Series 2509, Class LK, 5.50%, 10/15/17	7,563,538	8,204,847
Series 2517, Class BH, 5.50%, 10/15/17	4,734,359	5,136,470
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	23,698,314
Series 2751, Class ND, 5.00%, 04/15/29	14,174,224	14,473,195
Series 2922, Class GA, 5.50%, 05/15/34	6,390,689	7,004,763
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	29,306,255

Total Collateralized Mortgage Obligations (cost $131,977,684)		141,488,433

U.S. Government Mortgage Backed Agencies 41.0%
Fannie Mae Pool Pool# 384773 6.08%, 02/01/12	31,435,964	31,550,757
Pool# 555505 4.66%, 05/01/13	24,946,684	25,858,574
Pool# 360500 6.26%, 09/01/13	64,000,000	70,176,907
Pool# 383661 6.62%, 06/01/16	9,866,102	11,064,313
Pool# 462260 5.60%, 09/01/18	10,782,693	11,532,505
Pool# 874142 5.56%, 12/01/21	11,400,000	12,361,877
Pool# 995865 4.50%, 07/01/24	26,658,371	28,342,695
Pool# 745684 2.61%, 04/01/34 (a)	14,584,155	15,286,855

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 790760 4.97%, 09/01/34 (a)	$4,324,957	$4,544,021
Pool# 799144 4.67%, 04/01/35 (a)	2,517,094	2,648,491
Pool# 822705 4.83%, 04/01/35 (a)	3,986,300	4,183,591
Pool# 783609 4.86%, 05/01/35 (a)	6,418,413	6,744,265
Pool# 815217 4.93%, 05/01/35 (a)	3,618,108	3,806,431
Pool# 821377 5.29%, 05/01/35 (a)	3,901,076	4,145,011
Pool# 826181 4.84%, 07/01/35 (a)	12,964,337	13,746,188
Pool# 873932 6.31%, 08/01/36	8,001,464	8,894,343
Pool# 745866 2.53%, 09/01/36 (a)	14,291,709	15,054,815
Freddie Mac Gold Pool Pool# E02703 4.00%, 07/01/25	24,102,000	25,139,001
Pool# E02747 4.00%, 11/01/25	18,785,711	19,611,587
Freddie Mac Non Gold Pool Pool# 847558 2.93%, 06/01/35 (a)	8,561,066	9,049,671
Pool# 1G2082 5.66%, 07/01/37 (a)	10,341,622	11,213,042
Ginnie Mae I Pool Pool# 711052 3.50%, 12/15/24	375,487	389,002
Pool# 748484 3.50%, 08/15/25	1,430,300	1,481,783
Pool# 682492 3.50%, 10/15/25	3,149,633	3,263,002
Pool# 719433 3.50%, 10/15/25	1,868,669	1,935,930
Pool# 682497 3.50%, 11/15/25	3,374,258	3,495,712
Pool# 705178 3.50%, 11/15/25	1,803,656	1,868,577
Pool# 707690 3.50%, 11/15/25	1,006,175	1,042,392
Pool# 733504 3.50%, 11/15/25	4,262,803	4,416,240
Pool# 740930 3.50%, 11/15/25	1,021,840	1,058,620
Pool# 742371 3.50%, 11/15/25	1,263,630	1,309,113
Pool# 749618 3.50%, 11/15/25	4,346,997	4,503,464

6	Semiannual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 750403 3.50%, 11/15/25	$931,279	$964,800
Pool# 682502 3.50%, 12/15/25	3,003,238	3,111,338
Pool# 755650 3.50%, 12/15/25	14,149,565	14,658,869

Total U.S. Government Mortgage Backed Agencies (cost $364,673,649)		378,453,782

U.S. Government Sponsored & Agency Obligations 21.1%
Fannie Mae
1.50%, 04/25/14	20,000,000	20,250,340
1.75%, 07/14/14	30,000,000	30,016,440
2.25%, 03/15/16	30,000,000	30,477,030
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17 (b)	25,000,000	28,266,575
Federal Home Loan Bank
2.38%, 03/14/14	10,000,000	10,414,710
Lightship Tankers III LLC
6.50%, 06/14/24	5,975,000	6,943,488
Pooled Funding Trust II
2.63%, 03/30/12 (b)	20,500,000	20,696,123
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	34,908,450
2.25%, 12/15/17	13,000,000	12,758,668
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	380,000	381,027

Total U.S. Government Sponsored & Agency Obligations (cost $193,239,892)		195,112,851

U.S. Treasury Bonds 9.8%
U.S. Treasury Bond,
6.00%, 02/15/26	60,000,000	74,681,280
U.S. Treasury Inflation Indexed Bond,
0.13%, 04/15/16	15,000,000	15,628,878

Total U.S. Treasury Bonds (cost $87,721,955)		90,310,158

U.S. Treasury Notes 9.4%

	Principal Amount	Market Value

U.S. Treasury Notes
2.63%, 08/15/20	$35,000,000	$33,878,915
3.13%, 05/15/21	53,000,000	52,851,070

Total U.S. Treasury Notes (cost $87,212,334)		86,729,985

Mutual Fund 2.8%
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (c)	25,569,701	25,569,701

Total Mutual Fund (cost $25,569,701)		25,569,701

Total Investments (cost $890,395,215) (d) — 99.4%		917,664,910

Other assets in excess of liabilities — 0.6%		5,862,674

NET ASSETS — 100.0%		$923,527,584

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $48,962,698 which represents 5.30% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Government Bond Fund
Assets:
Investments, at value (cost $890,395,215)	$917,664,910
Cash	1,016
Interest and dividends receivable	5,483,728
Receivable for investments sold	708,336
Receivable for capital shares issued	1,265,068
Prepaid expenses	8,616

Total Assets	925,131,674

Liabilities:
Payable for capital shares redeemed	993,658
Accrued expenses and other payables:
Investment advisory fees	369,639
Fund administration fees	27,323
Distribution fees	1,365
Administrative servicing fees	137,291
Accounting and transfer agent fees	6,392
Custodian fees	7,731
Compliance program costs (Note 3)	873
Professional fees	31,874
Printing fees	21,521
Other	6,423

Total Liabilities	1,604,090

Net Assets	$923,527,584

Represented by:
Capital	$885,584,832
Accumulated undistributed net investment income	5,685,142
Accumulated net realized gains from investment transactions	4,987,915
Net unrealized appreciation/(depreciation) from investments	27,269,695

Net Assets	$923,527,584

Net Assets:
Class I Shares	$866,953,130
Class II Shares	6,508,320
Class III Shares	24,981,151
Class IV Shares	25,084,983

Total	$923,527,584

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	74,462,879
Class II Shares	560,809
Class III Shares	2,145,261
Class IV Shares	2,154,987

Total	79,323,936

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.64
Class II Shares	$11.61
Class III Shares	$11.64
Class IV Shares	$11.64

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$17,230,007
Dividend income	20,621
Other income	1,030

Total Income	17,251,658

EXPENSES:
Investment advisory fees	2,269,226
Fund administration fees	156,719
Distribution fees Class II Shares	8,875
Administrative servicing fees Class I Shares	662,771
Administrative servicing fees Class II Shares	5,325
Administrative servicing fees Class III Shares	18,561
Administrative servicing fees Class IV Shares	20,155
Professional fees	26,552
Printing fees	17,017
Trustee fees	17,781
Custodian fees	20,144
Accounting and transfer agent fees	176
Compliance program costs (Note 3)	1,632
Other	10,307

Total expenses before earnings credit	3,235,241

Earnings credit (Note 5)	(2)

Net Expenses	3,235,239

NET INVESTMENT INCOME	14,016,419

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,556,907
Net change in unrealized appreciation/(depreciation) from investments	3,767,558

Net realized/unrealized gains from investments	9,324,465

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,340,884

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$14,016,419	$33,839,836
Net realized gains from investment transactions	5,556,907	37,375,192
Net change in unrealized appreciation/(depreciation) from investments	3,767,558	(15,120,708)

Change in net assets resulting from operations	23,340,884	56,094,320

Distributions to Shareholders From:
Net investment income:
Class I	(9,893,040)	(30,710,401)
Class II	(69,040)	(241,552)
Class III	(286,541)	(784,283)
Class IV	(298,278)	(880,747)
Net realized gains:
Class I	—	(34,456,015)
Class II	—	(301,802)
Class III	—	(1,044,885)
Class IV	—	(1,055,773)

Change in net assets from shareholder distributions	(10,546,899)	(69,475,458)

Change in net assets from capital transactions	(67,598,822)	(198,162,485)

Change in net assets	(54,804,837)	(211,543,623)

Net Assets:
Beginning of period	978,332,421	1,189,876,044

End of period	$923,527,584	$978,332,421

Accumulated undistributed net investment income at end of period	$5,685,142	$2,215,622

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$36,165,613	$102,054,448
Dividends reinvested	9,893,040	65,166,416
Cost of shares redeemed	(105,459,765)	(366,218,163)

Total Class I	(59,401,112)	(198,997,299)

Class II Shares
Proceeds from shares issued	25,554	341,236
Dividends reinvested	69,040	543,354
Cost of shares redeemed	(1,633,029)	(3,370,229)

Total Class II	(1,538,435)	(2,485,639)

Class III Shares
Proceeds from shares issued	4,329,424	21,014,259
Dividends reinvested	286,541	1,829,168
Cost of shares redeemed	(7,597,820)	(17,037,662)

Total Class III	(2,981,855)	5,805,765

10	Semiannual Report 2011

	NVIT Government Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class IV Shares
Proceeds from shares issued	$1,002,549	$2,953,588
Dividends reinvested	298,278	1,936,520
Cost of shares redeemed	(4,978,247)	(7,375,420)

Total Class IV	(3,677,420)	(2,485,312)

Change in net assets from capital transactions	$(67,598,822)	$(198,162,485)

SHARE TRANSACTIONS:
Class I Shares
Issued	3,134,474	8,506,063
Reinvested	850,686	5,596,787
Redeemed	(9,129,409)	(30,380,705)

Total Class I Shares	(5,144,249)	(16,277,855)

Class II Shares
Issued	2,224	28,488
Reinvested	5,958	46,880
Redeemed	(141,943)	(281,027)

Total Class II Shares	(133,761)	(205,659)

Class III Shares
Issued	370,769	1,739,150
Reinvested	24,632	157,359
Redeemed	(658,879)	(1,414,619)

Total Class III Shares	(263,478)	481,890

Class IV Shares
Issued	86,811	245,886
Reinvested	25,656	166,470
Redeemed	(429,951)	(612,129)

Total Class IV Shares	(317,484)	(199,773)

Total change in shares	(5,858,972)	(16,201,397)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.49	0.17	0.11	0.28	(0.13)	–	(0.13)	–	$11.64	2.45%	$866,953,130	0.68%	2.98%	0.68%	36.99%
Year Ended December 31, 2010(e)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%	$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$1,125,363,950	0.71%	3.39%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0.70%	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0.72%	87.90%
Year Ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$1,067,945,373	0.73%	4.16%	0.73%	93.01%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.45	0.16	0.12	0.28	(0.12)	–	(0.12)	–	$11.61	2.42%	$6,508,320	0.94%	2.73%	0.94%	36.99%
Year Ended December 31, 2010(e)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%	$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009(e)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%	$10,532,918	0.96%	3.14%	0.96%	65.87%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0.94%	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0.97%	87.90%
Year Ended December 31, 2006	$11.51	0.45	(0.11)	0.34	(0.44)	(0.09)	(0.53)	–	$11.32	3.00%	$14,469,737	0.98%	3.91%	0.98%	93.01%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.49	0.17	0.11	0.28	(0.13)	–	(0.13)	–	$11.64	2.45%	$24,981,151	0.68%	2.97%	0.68%	36.99%
Year Ended December 31, 2010(e)	$11.74	0.36	0.20	0.56	(0.36)	(0.45)	(0.81)	–	$11.49	4.79%	$27,670,204	0.68%	2.98%	0.68%	98.86%
Year Ended December 31, 2009(e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$22,621,617	0.71%	3.41%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0.69%	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0.73%	87.90%
Year Ended December 31, 2006	$11.54	0.47	(0.10)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.35%	$13,164,278	0.72%	4.21%	0.72%	93.01%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$11.48	0.17	0.12	0.29	(0.13)	–	(0.13)	–	$11.64	2.54%	$25,084,983	0.68%	2.98%	0.68%	36.99%
Year Ended December 31, 2010(e)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%	$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009(e)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%	$31,357,559	0.71%	3.40%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0.71%	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0.71%	87.90%
Year Ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$35,962,429	0.73%	4.16%	0.73%	93.01%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$141,488,433	$—	$141,488,433
Mutual Fund	25,569,701	—	—	25,569,701
U.S. Government Mortgage Backed Agencies	—	378,453,782	—	378,453,782
U.S. Government Sponsored & Agency Obligations	—	195,112,851	—	195,112,851
U.S. Treasury Bonds	—	90,310,158	—	90,310,158
U.S. Treasury Notes	—	86,729,985	—	86,729,985
Total	$25,569,701	$892,095,209	$—	$917,664,910
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

14	Semiannual Report 2011

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment advisor, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.500%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.450%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.400%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $737,805 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,632.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the

16	Semiannual Report 2011

distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $706,812 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $9,594.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $34,075.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $343,742,878 and sales of $414,770,920 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $262,826,078 and sales of $272,672,629 of U.S. Government Securities.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$890,395,215	$29,166,214	$(1,896,519)	$27,269,695

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

20	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT Income Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statement of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

17	Supplemental Information

20	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IB (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2	Semiannual Report 2011

Shareholder Expense Example	NVIT Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (March 25, 2011, commencement of operations) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from March 25, 2011 (commencement of operations) through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from March 25, 2011 (commencement of operations) through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Income Bond Fund			Beginning Account Value ($) 03/25/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 03/25/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 03/25/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,016.20	1.22	0.45
	Hypothetical	[c]	1,000.00	1,022.56	2.26	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from March 25, 2011 (commencement of operations) through June 30, 2011 multiplied to reflect the period from March 25, 2011 (commencement of operations) through June 30, 2011. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2011 Semiannual Report	3

Portfolio Summary	NVIT Income Bond Fund

June 30, 2011 (Unaudited)

Asset Allocation
Fixed Income Funds	100.4%
Liabilities in excess of other assets	(0.4)%

100.0%

Top Holdings †
NVIT Short-Term Bond Fund, Class Y	31.7%
NVIT Bond Index Fund, Class Y	29.1%
NVIT Core Bond Fund, Class Y	27.2%
Vanguard Short-Term Bond Index Fund, ETF Shares	12.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

4	Semiannual Report 2011

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 88.4%

	Shares	Market Value

Fixed Income Funds 88.4%
NVIT Bond Index Fund, Class Y(a)	28,347	$297,075
NVIT Core Bond Fund, Class Y(a)	25,838	276,989
NVIT Short-Term Bond Fund, Class Y(a)	31,150	323,644

Total Fixed Income Funds (cost $888,037)		897,708

Total Mutual Funds (cost $888,037)		897,708

Exchange Traded Fund 12.0%
Fixed Income Fund 12.0%
Vanguard Short-Term Bond Index Fund,
ETF Shares	1,506	122,031

Total Exchange Traded Fund (cost $120,882)		122,031

Total Investments (cost $1,008,919)(b)—100.4%		1,019,739

Liabilities in excess of other assets—(0.4)%		(3,691)

NET ASSETS—100.0%		$1,016,048

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Income Bond Fund
Assets:
Investments in affiliates, at value (cost $888,037)	$897,708
Investments in non-affiliates, at value (cost $120,882)	122,031

Total Investments	1,019,739

Cash	510
Receivable from adviser	3,060
Prepaid expenses	426

Total Assets	1,023,735

Liabilities:
Payable for investments purchased	486
Accrued expenses and other payables:
Fund administration fees	19
Distribution fees	217
Accounting and transfer agent fees	392
Custodian fees	3
Professional fees	2,461
Printing fees	3,304
Other	805

Total Liabilities	7,687

Net Assets	$1,016,048

Represented by:
Capital	$1,005,200
Accumulated distributions in excess of net investment income	(21)
Accumulated net realized gains from investment transactions	49
Net unrealized appreciation/(depreciation) from investments in affiliates	9,671
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,149

Net Assets	$1,016,048

Net Assets:
Class II Shares	$1,016,048

Total	$1,016,048

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	100,512

Total	100,512

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.11

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Operations

For the Period Ended June 30, 2011(a) (Unaudited)

NVIT Income Bond Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,753
Dividend income from non-affiliates	612

Total Income	6,365

EXPENSES:
Investment advisory fees	1,291
Fund administration fees	56
Distribution fees Class II Shares	659
Professional fees	3,974
Printing fees	6,322
Trustee fees	7
Custodian fees	8
Accounting and transfer agent fees	396
Compliance program costs (Note 3)	1
Miscellaneous	901

Total expenses before expenses reimbursed	13,615

Expenses reimbursed by adviser (Note 3)	(12,429)

Net Expenses	1,186

NET INVESTMENT INCOME	5,179

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	47
Net realized gains from investment transactions with non-affiliates	2

Net realized gains from affiliated and non-affiliated investments	49

Net change in unrealized appreciation/(depreciation) from investments in affiliates	9,671
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	1,149

Net change in unrealized appreciation/(depreciation) from investments	10,820

Net realized/unrealized gains from affiliated and non-affiliated investments	10,869

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,048

(a)	For the period from March 25, 2011 (commencement of operations) through June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Changes in Net Assets

NVIT Income Bond Fund
Period ended June 30, 2011(a) (Unaudited)
Operations:
Net investment income	$5,179
Net realized gains from investment transactions	49
Net change in unrealized appreciation from investments	10,820

Change in net assets resulting from operations	16,048

Distributions to Shareholders From:
Net investment income:
Class II	(5,200)

Change in net assets from shareholder distributions	(5,200)

Change in net assets from capital transactions	1,005,200

Change in net assets	1,016,048

Net Assets:
Beginning of period	—

End of period	$1,016,048

Accumulated distributions in excess of net investment income at end of period	$(21)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,000,000
Dividends reinvested	5,200
Cost of shares redeemed	—

Total Class II	1,005,200

Change in net assets from capital transactions	$1,005,200

SHARE TRANSACTIONS:
Class II Shares
Issued	100,000
Reinvested	512
Redeemed	—

Total Class II Shares	100,512

Total change in shares	100,512

(a)	For the period from March 25, 2011 (commencement of operations) through June 30, 2011. Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Income Bond Fund

	Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended June 30, 2011 (Unaudited)(d)(e)	$10.00	0.05	0.11	0.16	(0.05)	(0.05)	$10.11	1.62%	$1,016,048	0.45%	1.97%	5.17%	0.81%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 25, 2011 (commencement of operations) through June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

The Fund commenced operations on March 25, 2011.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

10	Semiannual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of each Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$122,031	$—	$—	$122,031
Mutual Funds	897,708	—	—	897,708
Total	$1,019,739	$—	$—	$1,019,739
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable fiscal period is subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the

12	Semiannual Report 2011

Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.49%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.20% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that runs until October 31, 2011. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2011(a)	Total
$12,429	$12,429

(a)	For the period from March 25, 2011 (commencement of operations) through June 30, 2011.

During the period ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2011, the Fund’s portion of such costs amounted to $1.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II.

For the period ended June 30, 2011, NFS received no Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

14	Semiannual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011*
NVIT Short Term Bond Fund, Class Y	$—	$324,531	$2,119	$1,599	$8	$323,644
NVIT Bond Index Fund, Class Y	—	295,093	1,920	2,436	18	297,075
NVIT Core Bond Fund, Class Y	—	274,193	1,788	1,718	21	276,989

*	The Fund commenced operations on March 25, 2011.

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $1,015,421 and sales of $6,551 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,008,919	$10,820	$(—)	$10,820

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

16	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the initial approval or annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on initial approval or continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the initial approval or continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the initial approval or continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the initial approval or renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included, as applicable:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, customized performance rankings in addition to Lipper reports. These supplemental reports (covering multiple years ended September 20, 2010) compared performance against customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the

2011 Semiannual Report	17

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

18	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each existing Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided or to be provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided or to be provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the initial entry into or renewal of the Advisory Agreements.

2011 Semiannual Report	19

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

20	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	23

NVIT International Equity Fund

(formerly, Gartmore NVIT International Equity Fund)

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is

2	Semiannual Report 2011

Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT International Equity Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,036.70	5.61	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class II Shares	Actual		1,000.00	1,037.70	5.61	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class IV Shares	Actual		1,000.00	1,035.10	6.86	1.36
	Hypothetical	[b]	1,000.00	1,018.05	6.81	1.36

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Annual Report 2010

Portfolio Summary June 30, 2011 (Unaudited)	NVIT International Equity Fund

Asset Allocation
Common Stocks	91.8%
Mutual Fund	6.0%
Other assets in excess of liabilities	2.2%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	8.8%
Commercial Banks	7.0%
Media	5.1%
Food Products	4.1%
Auto Components	4.1%
Machinery	3.3%
Tobacco	3.3%
Specialty Retail	2.7%
Wireless Telecommunication Services	2.7%
Other Industries	49.8%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	6.1%
Compass Group PLC	2.0%
BHP Billiton Ltd.	1.9%
Hyundai Mobis	1.9%
Imperial Tobacco Group PLC	1.9%
Nestle SA REG	1.8%
Yamada Denki Co. Ltd.	1.8%
Novo Nordisk AS, Class B	1.7%
Novartis AG REG	1.7%
Teva Pharmaceutical Industries Ltd., ADR	1.7%
Other Holdings	77.5%

100.0%

Top Countries †
United Kingdom	15.2%
Japan	10.0%
Switzerland	9.0%
France	7.3%
Australia	6.7%
United States	6.1%
Canada	6.1%
Germany	5.7%
Netherlands	3.8%
Sweden	3.7%
Other Countries	26.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT International Equity Fund

Common Stocks 91.8%

	Shares	Market Value

AUSTRALIA 6.6%
Biotechnology 0.9%
CSL Ltd.	30,503	$1,084,260

Commercial Services & Supplies 0.8%
Brambles Ltd.	121,431	944,145

Energy Equipment & Services 1.4%
WorleyParsons Ltd.	57,155	1,740,203

Health Care Equipment & Supplies 0.7%
Cochlear Ltd.	11,451	886,280

Insurance 0.9%
QBE Insurance Group Ltd.	54,985	1,020,523

Metals & Mining 1.9%
BHP Billiton Ltd.	49,179	2,324,244

		7,999,655

BELGIUM 1.5%
Beverages 1.5%
Anheuser-Busch InBev NV	32,163	1,866,657

BRAZIL 2.3%
Commercial Banks 1.6%
Banco Bradesco SA, ADR	93,600	1,917,864

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA—Preference Shares, ADR	29,105	892,941

		2,810,805

CANADA 6.0%
Chemicals 0.7%
Agrium, Inc.	9,022	792,237

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,375	950,542

Oil, Gas & Consumable Fuels 3.7%
Canadian Natural Resources Ltd.	23,908	1,002,230
Cenovus Energy, Inc.	30,251	1,141,725
Encana Corp.	22,602	697,898
Suncor Energy, Inc.	27,893	1,093,219
Talisman Energy, Inc.	30,498	626,435

		4,561,507

Road & Rail 0.8%
Canadian National Railway Co.	12,207	976,357

		7,280,643

CHINA 1.5%
Commercial Banks 1.5%
Industrial & Commercial Bank of China, H Shares	2,350,260	1,792,653

DENMARK 1.7%
Pharmaceuticals 1.7%
Novo Nordisk AS, Class B	16,144	2,022,510

Common Stocks (continued)

	Shares	Market Value

FRANCE 7.2%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B	9,879	$967,547

Commercial Banks 1.3%
BNP Paribas	20,654	1,592,609

Construction Materials 0.7%
Lafarge SA	13,452	857,156

Food Products 1.3%
Danone SA	21,372	1,595,487

Information Technology Services 1.2%
Cap Gemini SA	24,126	1,412,763

Media 1.2%
Eutelsat Communications	18,589	836,886
Publicis Groupe SA	12,085	674,634

		1,511,520

Oil, Gas & Consumable Fuels 0.7%
Total SA	14,188	820,258

		8,757,340

GERMANY 5.5%
Automobiles 1.1%
Bayerische Motoren Werke AG	13,601	1,358,183

Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA	17,170	1,284,229

Pharmaceuticals 0.8%
Bayer AG REG	12,266	985,163

Software 1.0%
SAP AG	20,719	1,256,158

Textiles, Apparel & Luxury Goods 1.5%
Adidas AG	23,804	1,887,222

		6,770,955

HONG KONG 1.5%
Distributors 0.4%
Li & Fung Ltd.	248,000	495,675

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	121,000	1,311,029

		1,806,704

INDIA 1.2%
Information Technology Services 1.2%
Infosys Technologies Ltd.	22,278	1,453,430

IRELAND 2.3%
Media 0.9%
WPP PLC	85,967	1,076,982

Pharmaceuticals 1.4%
Shire PLC	55,238	1,727,108

		2,804,090

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

ISRAEL 1.6%
Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR	41,129	$1,983,240

JAPAN 9.8%
Auto Components 1.3%
Denso Corp.	43,800	1,629,030

Automobiles 1.2%
Toyota Motor Corp.	34,100	1,404,210

Electrical Equipment 1.0%
Nidec Corp.	13,400	1,251,028

Electronic Equipment, Instruments & Components 1.0%
Keyence Corp.	4,300	1,220,902

Machinery 2.1%
FANUC Corp.	8,600	1,438,119
Komatsu Ltd.	33,800	1,055,342

		2,493,461

Office Electronics 1.5%
Canon, Inc.	38,700	1,840,817

Specialty Retail 1.7%
Yamada Denki Co. Ltd.	25,940	2,113,580

		11,953,028

MEXICO 2.9%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	16,447	1,093,561

Media 0.7%
Grupo Televisa SA, ADR	37,002	910,249

Wireless Telecommunication Services 1.3%
America Movil SAB de CV Series L, ADR	29,652	1,597,650

		3,601,460

NETHERLANDS 3.7%
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	13,158	191,383

Food & Staples Retailing 0.9%
Koninklijke Ahold NV	84,682	1,138,573

Food Products 1.0%
Unilever NV, CVA	37,646	1,235,566

Oil, Gas & Consumable Fuels 1.3%
Royal Dutch Shell PLC, Class B	43,574	1,554,980

Wireless Telecommunication Services 0.4%
VimpelCom Ltd., ADR	34,240	436,902

		4,557,404

RUSSIA 1.1%
Oil, Gas & Consumable Fuels 1.1%
Gazprom OAO, ADR	93,754	1,368,616

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 2.7%
Commercial Banks 1.2%
United Overseas Bank Ltd.	93,000	$1,493,129

Industrial Conglomerates 1.5%
Keppel Corp. Ltd.	196,900	1,781,484

		3,274,613

SOUTH KOREA 2.9%
Auto Components 1.9%
Hyundai Mobis	6,016	2,263,550

Internet Software & Services 1.0%
NHN Corp.*	7,133	1,264,587

		3,528,137

SWEDEN 3.6%
Commercial Banks 0.8%
Swedbank AB	60,511	1,017,549

Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson, Class B	95,848	1,379,780

Diversified Financial Services 0.5%
Kinnevik Investment AB, Class B	27,020	600,167

Machinery 1.2%
Volvo AB, Class B	80,436	1,408,136

		4,405,632

SWITZERLAND 8.8%
Capital Markets 1.0%
Julius Baer Group Ltd.*	29,303	1,210,450

Chemicals 1.1%
Syngenta AG REG*	4,065	1,373,769

Electrical Equipment 1.0%
ABB Ltd. REG*	46,555	1,209,606

Food Products 1.8%
Nestle SA REG	35,161	2,188,018

Media 0.9%
Informa PLC	156,086	1,083,411

Pharmaceuticals 3.0%
Novartis AG REG	32,741	2,006,601
Roche Holding AG	9,843	1,647,923

		3,654,524

		10,719,778

TAIWAN 2.0%
Electronic Equipment, Instruments & Components 0.7%
Hon Hai Precision Industry Co., Ltd.	246,100	847,272

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	630,000	1,587,764

		2,435,036

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TURKEY 0.6%
Commercial Banks 0.6%
Akbank TAS	166,377	$769,665

UNITED KINGDOM 14.8%
Food & Staples Retailing 1.2%
Tesco PLC	230,347	1,488,267

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	104,223	1,116,923

Hotels, Restaurants & Leisure 1.9%
Compass Group PLC	241,829	2,331,751

Independent Power Producers & Energy Traders 0.9%
International Power PLC	223,324	1,153,412

Media 1.2%
Reed Elsevier PLC	157,829	1,436,927

Multiline Retail 1.0%
Next PLC	32,672	1,220,678

Multi-Utilities 1.3%
Centrica PLC	296,083	1,537,404

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	72,079	1,636,620

Specialty Retail 0.9%
Kingfisher PLC	259,519	1,114,786

Tobacco 3.2%
British American Tobacco PLC	37,279	1,634,743
Imperial Tobacco Group PLC	67,406	2,244,113

		3,878,856

Wireless Telecommunication Services 1.0%
Vodafone Group PLC	441,175	1,169,838

		18,085,462

Total Common Stocks (cost $106,734,205)		112,047,513

Mutual Fund 6.0%

	Shares	Market Value

Money Market Fund 6.0%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (a)	7,327,214	$7,327,214

Total Mutual Fund (cost $7,327,214)		7,327,214

Total Investments (cost $114,061,419) (b) — 97.8%		119,374,727

Other assets in excess of liabilities — 2.2%		2,677,887

NET ASSETS — 100.0%		$122,052,614

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV Public	Traded Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT International Equity Fund
Assets:
Investments, at value (cost $114,061,419)	$119,374,727
Cash	4,639
Foreign currencies, at value (cost $944,862)	980,975
Interest and dividends receivable	289,715
Receivable for investments sold	23,827,655
Receivable for capital shares issued	251,412
Reclaims receivable	267,055
Prepaid expenses	2,103

Total Assets	144,998,281

Liabilities:
Payable for investments purchased	22,647,491
Payable for capital shares redeemed	168,443
Accrued expenses and other payables:
Investment advisory fees	75,720
Fund administration fees	13,632
Distribution fees	5,707
Administrative servicing fees	15,501
Accounting and transfer agent fees	2,304
Deferred capital gain country tax	969
Compliance program costs (Note 3)	156
Professional fees	2,901
Printing fees	11,478
Other	1,365

Total Liabilities	22,945,667

Net Assets	$122,052,614

Represented by:
Capital	$115,529,925
Accumulated undistributed net investment income	965,562
Accumulated net realized gains from investment and foreign currency transactions	184,435
Net unrealized appreciation/(depreciation) from investments	5,313,308
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	59,384

Net Assets	$122,052,614

Net Assets:
Class I Shares	$24,115,592
Class III Shares	69,468,085
Class VI Shares	28,468,937

Total	$122,052,614

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,594,569
Class III Shares	7,464,629
Class VI Shares	3,073,072

Total	13,132,270

2011 Semiannual Report	9

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT International Equity Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.29
Class III Shares	$9.31
Class VI Shares	$9.26

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$1,775,731
Other income	118
Foreign tax withholding	(110,162)

Total Income	1,665,687

EXPENSES:
Investment advisory fees	400,486
Fund administration fees	51,525
Distribution fees Class VI Shares	31,433
Administrative servicing fees Class I Shares	7,732
Administrative servicing fees Class III Shares	48,499
Administrative servicing fees Class VI Shares	18,860
Professional fees	14,750
Printing fees	8,679
Trustee fees	1,687
Custodian fees	2,633
Accounting and transfer agent fees	962
Compliance program costs (Note 3)	133
Other	2,701

Total expenses before earnings credit	590,080

Earnings credit (Note 5)	(64)

Net Expenses	590,016

NET INVESTMENT INCOME	1,075,671

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	15,601,333
Net realized losses from foreign currency transactions (Note 2)	(90,529)

Net realized gains from investment and foreign currency transactions	15,510,804

Net change in unrealized appreciation/(depreciation) from investments††, †††	(12,079,153)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	16,331

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(12,062,822)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	3,447,982

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,523,653

†	Net of capital gain country taxes of $140,326.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $153,230.
†††	Includes unrealized depreciation of $640,903 from merger (Note 9).

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,075,671	$1,203,787
Net realized gains from investment and foreign currency transactions	15,510,804	4,249,349
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(12,062,822)	6,257,255

Change in net assets resulting from operations	4,523,653	11,710,391

Distributions to Shareholders From:
Net investment income:
Class I	(28,341)	(86,239)
Class III	(203,222)	(610,483)
Class VI	(69,210)	(184,218)

Change in net assets from shareholder distributions	(300,773)	(880,940)

Change in net assets from capital transactions	17,961,543	(11,387,698)

Change in net assets	22,184,423	(558,247)

Net Assets:
Beginning of period	99,868,191	100,426,438

End of period	$122,052,614	$99,868,191

Accumulated undistributed net investment income at end of period	$965,562	$190,664

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,360,335	$2,597,525
Proceeds from shares issued from merger (Note 9)	10,256,751	–
Dividends reinvested	28,341	86,239
Cost of shares redeemed	(3,633,696)	(3,529,947)

Total Class I	14,011,731	(846,183)

Class III Shares
Proceeds from shares issued	2,106,498	3,978,610
Proceeds from shares issued from merger (Note 9)	6,754,556	–
Dividends reinvested	203,222	610,483
Cost of shares redeemed	(8,907,926)	(15,858,280)

Total Class III	156,350	(11,269,187)

Class VI Shares
Proceeds from shares issued	4,751,848	7,597,904
Proceeds from shares issued from merger (Note 9)	2,641,899	–
Dividends reinvested	69,210	184,218
Cost of shares redeemed	(3,669,495)	(7,054,450)

Total Class VI	3,793,462	727,672

Change in net assets from capital transactions	$17,961,543	$(11,387,698)

12	Semiannual Report 2011

	NVIT International Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	793,499	324,358
Issued in merger (Note 9)	1,149,022	–
Reinvested	3,174	9,805
Redeemed	(395,783)	(454,354)

Total Class I Shares	1,549,912	(120,191)

Class III Shares
Issued	229,258	504,801
Issued in merger (Note 9)	755,728	–
Reinvested	22,732	69,310
Redeemed	(972,417)	(1,994,011)

Total Class III Shares	35,301	(1,419,900)

Class VI Shares
Issued	519,941	983,501
Issued in merger (Note 9)	296,928	–
Reinvested	7,768	20,816
Redeemed	(402,390)	(864,124)

Total Class VI Shares	422,247	140,193

Total change in shares	2,007,460	(1,399,898)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)	Portfolio Turnover(c)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$8.97	0.10	0.25	0.35	(0.03)	–	–	(0.03)	–	$9.29	3.67%	$24,115,592	1.11%	2.27%	1.11%	98.96%	(e)
Year Ended December 31, 2010(d)	$8.01	0.11	0.93	1.04	(0.08)	–	–	(0.08)	–	$8.97	13.29%	$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009(d)	$6.25	0.08	1.75	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.01	29.72%	$9,333,669	1.13%	1.17%	1.13%	330.92%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06)%	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	–	(1.15)	–	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%
Year Ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.07	32.96%	$16,082,262	1.24%	0.41%	1.24%	169.26%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$8.99	0.10	0.25	0.35	(0.03)	–	–	(0.03)	–	$9.31	3.77%	$69,468,085	1.11%	2.19%	1.11%	98.96%	(e)
Year Ended December 31, 2010(d)	$8.02	0.11	0.94	1.05	(0.08)	–	–	(0.08)	–	$8.99	13.27%	$66,763,599	1.11%	1.36%	1.11%	81.29%
Year Ended December 31, 2009(d)	$6.26	0.07	1.76	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.02	29.67%	$71,006,135	1.13%	0.99%	1.13%	330.92%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04)%	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	–	(1.16)	–	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%
Year Ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.08	32.95%	$75,014,627	1.22%	0.59%	1.22%	169.26%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(d )	$8.95	0.09	0.24	0.33	(0.02)	–	–	(0.02)	–	$9.26	3.51%	$28,468,937	1.36%	1.97%	1.36%	98.96%	(e)
Year Ended December 31, 2010(d)	$8.00	0.08	0.94	1.02	(0.07)	–	–	(0.07)	–	$8.95	13.00%	$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009(d)	$6.25	0.03	1.79	1.82	(0.06)	–	(0.01)	(0.07)	–	$8.00	29.45%	$20,086,634	1.34%	0.44%	1.34%	330.92%
Period Ended December 31, 2008(f)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92)%	$3,031,438	1.44%	0.76%	1.44%	139.07%

Amounts designated as “—” are zero or have been rounded to zero.

(a) Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	Excludes merger activity.
(f)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (formerly, Gartmore NVIT International Equity Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1— Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$—	$4,860,127	$—	$4,860,127
Automobiles	—	2,762,393	—	2,762,393
Beverages	1,093,561	1,866,657	—	2,960,218
Biotechnology	—	1,084,260	—	1,084,260
Capital Markets	—	1,210,450	—	1,210,450
Chemicals	792,237	1,373,769	—	2,166,006
Commercial Banks	1,917,864	6,665,605	—	8,583,469
Commercial Services & Supplies		944,145	—	944,145
Communications Equipment	—	1,379,780	—	1,379,780
Construction Materials	—	857,156	—	857,156
Distributors	—	495,675	—	495,675
Diversified Financial Services	—	600,167	—	600,167
Diversified Telecommunication Services	—	191,383	—	191,383
Electrical Equipment	—	2,460,634	—	2,460,634
Electronic Equipment, Instruments & Components	—	2,068,174	—	2,068,174
Energy Equipment & Services	—	1,740,203	—	1,740,203
Food & Staples Retailing	—	2,626,840	—	2,626,840
Food Products	—	5,019,071	—	5,019,071
Health Care Equipment & Supplies	—	2,003,203	—	2,003,203
Health Care Providers & Services	—	1,284,229	—	1,284,229
Hotels, Restaurants & Leisure	—	2,331,751	—	2,331,751
Independent Power Producers & Energy Traders	—	1,153,412	—	1,153,412

16	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	$—	$3,092,513	$—	$3,092,513
Information Technology Services	—	2,866,193	—	2,866,193
Insurance	950,542	1,020,523	—	1,971,065
Internet Software & Services	—	1,264,587	—	1,264,587
Machinery	—	3,901,597	—	3,901,597
Media	910,249	5,108,840	—	6,019,089
Metals & Mining	—	2,324,244	—	2,324,244
Multiline Retail	—	1,220,678	—	1,220,678
Multi-Utilities	—	1,537,404	—	1,537,404
Office Electronics	—	1,840,817	—	1,840,817
Oil, Gas & Consumable Fuels	5,454,448	5,380,474	—	10,834,922
Pharmaceuticals	1,983,240	8,389,305	—	10,372,545
Road & Rail	976,357	—	—	976,357
Semiconductors & Semiconductor Equipment	—	1,587,764	—	1,587,764
Software	—	1,256,158	—	1,256,158
Specialty Retail	—	3,228,366	—	3,228,366
Textiles, Apparel & Luxury Goods	—	1,887,222	—	1,887,222
Tobacco	—	3,878,856	—	3,878,856
Wireless Telecommunication Services	2,034,552	1,169,838	—	3,204,390
Total Common Stocks	$16,113,050	$95,934,463	$—	$112,047,513
Mutual Fund	7,327,214	—	—	7,327,214
Total	$23,440,264	$95,934,463	$—	$119,374,727

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax- favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

18	Semiannual Report 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Beginning March 18, 2011, NFA has selected Invesco Advisers, Inc. (“Invesco”) (the “Subadviser”) as subadviser for the Fund. Prior to March 18, 2011, Gartmore Global Partners was the subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to $2 billion	0.75%
$2 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the subadvisers $200,028 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $133.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class VI shares of the Fund.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $75,091 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $15,749.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $16,810.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $98,065,276 and sales of $106,499,068 (excluding short-term securities).

20	Semiannual Report 2011

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Merger

At close of business on June 24, 2011, the Fund acquired all of the net assets of NVIT Worldwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by (i) the Board of Trustees at a meeting held on September 14, 2010, and (ii) shareholders of NVIT Worldwide Leaders Fund at a meeting held on June 20, 2011. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax free exchange of 2,201,678 shares of the Fund, valued at $19,653,206, for the assets of NVIT Worldwide Leaders Fund. The investment portfolio of NVIT Worldwide Leaders Fund, with a fair value and identified cost of $18,822,979 and $18,185,421, respectively at June 24, 2011, was the principal asset acquired by the Fund. The net assets of the Fund immediately before the acquisition were $97,308,881. The combined net assets of the Fund immediately following the acquisition were $116,962,087. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following pro forma information for the period ended June 30, 2011 is provided as though the reorganization had been completed on January 1, 2011, the beginning of the semi-annual reporting period of the Fund:

—	Net investment income/loss $1,294,485;

—	Net gain/loss on investments $17,720,350;

—	Net change in unrealized appreciation/depreciation $3,813,787; and

—	Net increase/decrease in net assets resulting from operations $5,108,272.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Worldwide Leaders Fund that have been included in the Fund’s Statement of Operations since June 24, 2011.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$114,301,801	$6,791,900	$(1,718,974)	$5,072,926

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

22	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust‘s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

24	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	25

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

26	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

28	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	29

NVIT International Index Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

25	Statement of Assets and Liabilities

27	Statement of Operations

28	Statements of Changes in Net Assets

30	Financial Highlights

31	Notes to Financial Statements

41	Supplemental Information

44	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT International Index Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class II Shares	Actual		1,000.00	1,053.10	3.56	0.70
	Hypothetical	[b]	1,000.00	1,021.32	3.51	0.70
Class VI Shares	Actual		1,000.00	1,053.20	3.56	0.70
	Hypothetical	[b]	1,000.00	1,021.32	3.51	0.70
Class VIII Shares	Actual		1,000.00	1,052.60	4.28	0.84
	Hypothetical	[b]	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual		1,000.00	1,055.10	1.53	0.30
	Hypothetical	[b]	1,000.00	1,023.31	1.51	0.30

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT International Index Fund

Asset Allocation
Common Stocks	98.6%
Repurchase Agreement	2.3%
Preferred Stocks	0.6%
Mutual Fund ‡	0.0%
Rights ‡	0.0%
Liabilities in excess of other assets	(1.5)%

100.0%

Top Industries †
Commercial Banks	12.2%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	7.0%
Metals & Mining	6.4%
Insurance	4.5%
Chemicals	3.7%
Food Products	3.6%
Automobiles	3.6%
Diversified Telecommunication Services	3.4%
Machinery	2.9%
Other Industries *	45.5%

100.0%

Top Holdings †
Royal Dutch Shell PLC, Class A	1.9%
Nestle SA REG	1.8%
HSBC Holdings PLC	1.5%
BHP Billiton Ltd.	1.3%
Novartis AG REG	1.2%
BP PLC	1.2%
Vodafone Group PLC	1.2%
Total SA	1.0%
Roche Holding AG	1.0%
Toyota Motor Corp.	1.0%
Other Holdings *	86.9%

100.0%

Top Countries †
Japan	19.7%
United Kingdom	17.8%
France	9.7%
Germany	8.8%
Switzerland	8.6%
Australia	8.4%
Netherlands	4.5%
Spain	3.5%
Sweden	3.0%
Hong Kong	2.6%
Other Countries *	13.4%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks 98.6%

	Shares	Market Value

AUSTRALIA 8.6%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	85,913	$448,188

Airlines 0.0%†
Qantas Airways Ltd.*	130,745	259,404

Beverages 0.2%
Coca-Cola Amatil Ltd.	71,470	876,930
Foster’s Group Ltd.	244,003	1,347,783

		2,224,713

Biotechnology 0.2%
CSL Ltd.	68,286	2,427,295

Capital Markets 0.1%
Macquarie Group Ltd.	43,726	1,475,117

Chemicals 0.2%
Incitec Pivot Ltd.	205,293	854,990
Orica Ltd.	45,792	1,327,578

		2,182,568

Commercial Banks 2.4%
Australia & New Zealand Banking Group Ltd.	327,403	7,761,031
Bendigo and Adelaide Bank Ltd. (a)	47,067	448,832
Commonwealth Bank of Australia	195,348	11,002,039
National Australia Bank Ltd.	273,612	7,564,670
Westpac Banking Corp.	379,440	9,103,441

		35,880,013

Commercial Services & Supplies 0.1%
Brambles Ltd.	182,896	1,422,044

Construction & Engineering 0.0%†
Leighton Holdings Ltd. (a)	19,037	429,434

Construction Materials 0.0%†
Boral Ltd.	87,008	412,515

Containers & Packaging 0.1%
Amcor Ltd.	154,497	1,197,189

Diversified Financial Services 0.1%
ASX Ltd.	22,073	723,185

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	549,105	1,706,282

Electric Utilities 0.0%†
SP AusNet	179,839	182,407

Energy Equipment & Services 0.1%
WorleyParsons Ltd. (a)	24,257	738,555

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	99,747	445,152
Wesfarmers Ltd.	126,761	4,344,331
Wesfarmers Ltd. PPS	19,141	663,771
Woolworths Ltd.	152,955	4,563,672

		10,016,926

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,146	$553,083

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	15,752	307,738
Sonic Healthcare Ltd.	46,501	643,504

		951,242

Hotels, Restaurants & Leisure 0.1%
Crown Ltd. (a)	57,452	552,275
Echo Entertainment Group Ltd.*	86,267	380,280
TABCORP Holdings Ltd.	88,743	313,935
Tatts Group Ltd.	166,702	430,401

		1,676,891

Information Technology Services 0.0%†
Computershare Ltd. (a)	56,012	535,026

Insurance 0.5%
AMP Ltd.	355,133	1,867,611
Insurance Australia Group Ltd.	262,071	958,124
QBE Insurance Group Ltd.	132,621	2,461,450
Suncorp Group Ltd.	161,553	1,412,114

		6,699,299

Media 0.0%†
Fairfax Media Ltd. (a)	268,869	283,830

Metals & Mining 2.3%
Alumina Ltd.	307,535	704,343
BHP Billiton Ltd.	405,024	19,141,802
BlueScope Steel Ltd. (a)	239,599	311,812
Fortescue Metals Group Ltd.	156,968	1,077,033
Iluka Resources Ltd.	52,779	954,730
Lynas Corp. Ltd.* (b)	212,953	452,237
MacArthur Coal Ltd.	22,514	265,600
Newcrest Mining Ltd.	96,492	3,909,831
OneSteel Ltd.	174,929	349,332
OZ Minerals Ltd.	40,808	580,694
Rio Tinto Ltd.	54,953	4,918,772
Sims Metal Management Ltd.	20,647	392,573

		33,058,759

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	59,145	158,371

Multi-Utilities 0.1%
AGL Energy Ltd.	57,758	909,143

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	16,968	215,296
Origin Energy Ltd.	133,938	2,277,312
Paladin Energy Ltd.*	79,218	215,940
Santos Ltd.	110,387	1,609,509
Woodside Petroleum Ltd.	78,702	3,472,098

		7,790,155

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	232,528	$453,267
Dexus Property Group	609,771	577,697
Goodman Group	868,688	658,556
GPT Group	222,172	755,219
Mirvac Group	430,428	578,924
Stockland	300,415	1,101,916
Westfield Group	276,600	2,578,061
Westfield Retail Trust	365,762	1,066,177

		7,769,817

Real Estate Management & Development 0.0%†
Lend Lease Group	67,709	653,891

Road & Rail 0.1%
Asciano Ltd.	368,754	651,951
QR National Ltd.*	215,271	783,413

		1,435,364

Transportation Infrastructure 0.1%
MAp Group	50,860	182,639
Transurban Group	163,764	919,878

		1,102,517

		125,303,223

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG (a)	23,837	1,248,419
Raiffeisen International Bank Holding AG	5,777	297,579

		1,545,998

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	41,863	534,227

Electric Utilities 0.0%†
Verbund AG	8,577	373,422

Insurance 0.0%†
Vienna Insurance Group	4,772	262,142

Metals & Mining 0.1%
Voestalpine AG (a)	13,849	763,839

Oil, Gas & Consumable Fuels 0.1%
OMV AG	20,626	901,077

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	118,402	504,833

		4,885,538

BELGIUM 0.9%
Beverages 0.4%
Anheuser-Busch InBev NV	101,215	5,874,257

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Chemicals 0.1%
Solvay SA	7,474	$1,153,953
Umicore	14,368	783,665

		1,937,618

Commercial Banks 0.1%
Dexia SA* (a)	75,716	235,768
KBC Groep NV	20,300	796,553

		1,032,321

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,169	903,376

Diversified Telecommunication Services 0.0%†
Belgacom SA	19,170	683,079

Electrical Equipment 0.0%†
Bekaert SA (a)	4,993	380,198

Food & Staples Retailing 0.1%
Colruyt SA (a)	9,593	479,940
Delhaize Group SA	12,802	960,605

		1,440,545

Insurance 0.1%
Ageas	278,847	755,291

Pharmaceuticals 0.0%†
UCB SA (a)	12,708	571,034

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,624	274,906

		13,852,625

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	39,122	1,375,483

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.* (a)	224,926	99,240

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	251,200	299,699

		398,939

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	109,013	321,418

DENMARK 1.1%
Beverages 0.1%
Carlsberg AS, Class B	13,487	1,468,504

Chemicals 0.1%
Novozymes AS, Class B	5,813	947,149

Commercial Banks 0.1%
Danske Bank AS*	82,231	1,521,922

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Diversified Telecommunication Services 0.0%†
TDC A/S*	47,215	$430,896

Electrical Equipment 0.0%†
Vestas Wind Systems AS*	25,668	595,854

Health Care Equipment & Supplies 0.1%
Coloplast AS, Class B	2,991	454,839
William Demant Holding AS*	2,869	259,106

		713,945

Insurance 0.0%†
Tryg AS	3,314	191,372

Marine 0.1%
AP Moller — Maersk AS, Class B	236	2,013,283

Pharmaceuticals 0.5%
Novo Nordisk AS, Class B	52,795	6,614,122

Road & Rail 0.1%
DSV AS	26,356	632,667

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	7,968	251,417

		15,381,131

FINLAND 1.0%
Auto Components 0.1%
Nokian Renkaat OYJ	13,802	693,047

Communications Equipment 0.2%
Nokia OYJ	472,236	3,046,254

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	17,495	226,320

Diversified Telecommunication Services 0.0%†
Elisa OYJ	17,804	383,176

Electric Utilities 0.1%
Fortum OYJ	56,003	1,623,822

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	8,838	411,033

Insurance 0.1%
Sampo OYJ, Class A	52,963	1,709,890

Machinery 0.2%
Kone OYJ, Class B	19,629	1,233,161
Metso OYJ	16,108	915,713
Wartsila OYJ	21,129	714,478

		2,863,352

Media 0.0%†
Sanoma OYJ (a)	11,041	204,870

Metals & Mining 0.1%
Outokumpu OYJ (a)	15,354	203,464
Rautaruukki OYJ	11,268	254,688

		458,152

Common Stocks (continued)

	Shares	Market Value

FINLAND (continued)
Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	16,004	$251,064

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	73,324	770,004
Upm-Kymmene OYJ	65,551	1,199,332

		1,969,336

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,410	294,308

		14,134,624

FRANCE 9.8%
Aerospace & Defense 0.1%
Safran SA	21,026	897,196
Thales SA (a)	12,591	542,257

		1,439,453

Airlines 0.0%†
Air France-KLM*	16,657	255,824

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B REG	22,269	2,181,021

Automobiles 0.2%
PSA Peugeot Citroen	19,175	860,215
Renault SA	24,234	1,437,813

		2,298,028

Beverages 0.2%
Pernod-Ricard SA	24,989	2,464,566

Building Products 0.2%
Compagnie De Saint-Gobain	50,204	3,254,125

Chemicals 0.4%
Air Liquide SA	35,835	5,133,802
Arkema SA	6,975	717,392

		5,851,194

Commercial Banks 1.1%
BNP Paribas	120,935	9,325,175
Credit Agricole SA	121,124	1,819,690
Natixis	109,925	551,539
Societe Generale	80,010	4,738,676

		16,435,080

Commercial Services & Supplies 0.1%
Edenred	20,183	615,397
Societe BIC SA	3,465	334,732

		950,129

Communications Equipment 0.1%
Alcatel-Lucent*	292,300	1,686,758

Construction & Engineering 0.4%
Bouygues SA	29,981	1,318,390
Eiffage SA	4,776	315,706

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Construction & Engineering (continued)
Vinci SA	56,048	$3,597,021

		5,231,117

Construction Materials 0.1%
Imerys SA	4,420	310,926
Lafarge SA	25,281	1,610,894

		1,921,820

Diversified Financial Services 0.0%†
Eurazeo	3,649	266,104

Diversified Telecommunication Services 0.4%
France Telecom SA	233,817	4,971,767
Iliad SA (a)	2,345	314,696

		5,286,463

Electric Utilities 0.1%
EDF SA	30,300	1,187,909

Electrical Equipment 0.5%
Alstom SA (a)	25,974	1,599,861
Legrand SA	24,879	1,047,219
Schneider Electric SA	30,867	5,153,920

		7,801,000

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	18,210	667,383
Technip SA	12,406	1,329,818

		1,997,201

Food & Staples Retailing 0.3%
Carrefour SA* (a)	72,814	2,993,350
Casino Guichard Perrachon SA	6,974	657,301

		3,650,651

Food Products 0.4%
Danone SA	73,539	5,489,918

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	25,353	2,057,112

Hotels, Restaurants & Leisure 0.1%
Accor SA	18,580	831,223
Sodexo	11,884	930,919

		1,762,142

Industrial Conglomerates 0.0%†
Wendel SA	4,136	507,912

Information Technology Services 0.1%
Atos Origin SA	6,163	348,135
Cap Gemini SA	18,655	1,092,394

		1,440,529

Insurance 0.4%
AXA SA	219,438	4,981,280
CNP Assurances	19,560	425,827

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Insurance (continued)
SCOR SE	21,558	$611,904

		6,019,011

Machinery 0.1%
Vallourec SA	14,127	1,722,305

Media 0.5%
Eutelsat Communications	12,490	562,306
JC Decaux SA*	8,057	258,544
Lagardere SCA	14,872	629,348
Metropole Television SA	7,580	175,467
Publicis Groupe SA(a)	15,702	876,549
Societe Television Francaise 1	14,616	266,621
Vivendi SA	156,036	4,349,185

		7,118,020

Metals & Mining 0.0%†
Eramet (a)	703	232,595

Multiline Retail 0.1%
PPR SA	9,595	1,708,920

Multi-Utilities 0.5%
GDF Suez	156,082	5,704,424
Suez Environnement Co.	33,943	676,421
Veolia Environnement	44,047	1,240,969

		7,621,814

Office Electronics 0.0%†
Neopost SA	4,248	364,987

Oil, Gas & Consumable Fuels 1.1%
Total SA	266,698	15,418,741

Personal Products 0.3%
L’Oreal SA	30,226	3,922,551

Pharmaceuticals 0.8%
Sanofi-Aventis SA	140,537	11,304,889

Professional Services 0.0%†
Bureau Veritas SA	6,874	580,486

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,459	366,404
Gecina SA	2,846	397,649
ICADE	2,770	341,225
Klepierre	13,207	545,299
Unibail-Rodamco SE	11,569	2,673,026

		4,323,603

Software 0.0%†
Dassault Systemes SA	7,462	634,572

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	6,873	1,080,051
LVMH Moet Hennessy Louis Vuitton SA (a)	30,937	5,559,293

		6,639,344

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Transportation Infrastructure 0.1%
Aeroports de Paris	4,425	$416,099
Groupe Eurotunnel SA REG	66,255	741,388

		1,157,487

		144,185,381

GERMANY 8.4%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	106,711	2,051,483

Airlines 0.1%
Deutsche Lufthansa AG REG	28,854	628,473

Auto Components 0.1%
Continental AG*	10,085	1,062,737

Automobiles 0.9%
Bayerische Motoren Werke AG	41,753	4,169,415
Daimler AG REG	114,234	8,614,561
Volkswagen AG	3,718	683,929

		13,467,905

Capital Markets 0.5%
Deutsche Bank AG REG	117,221	6,918,449

Chemicals 1.2%
BASF SE	115,835	11,354,309
K+S AG	21,719	1,667,765
Lanxess AG	10,487	860,234
Linde AG	21,321	3,740,693
Wacker Chemie AG	2,041	440,857

		18,063,858

Commercial Banks 0.1%
Commerzbank AG*	451,196	1,943,381

Construction & Engineering 0.0%†
Hochtief AG	5,335	445,799

Construction Materials 0.1%
HeidelbergCement AG	17,728	1,133,808

Diversified Financial Services 0.1%
Deutsche Boerse AG	24,587	1,866,880

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	354,225	5,527,378

Electric Utilities 0.4%
E.ON AG	227,115	6,455,608

Food & Staples Retailing 0.1%
Metro AG	16,342	989,638

Food Products 0.0%†
Suedzucker AG	8,343	297,070

Health Care Providers & Services 0.2%
Celesio AG	9,942	198,520
Fresenius Medical Care AG & Co. KGaA	24,770	1,852,670
Fresenius SE & Co KGaA	14,337	1,496,505

		3,547,695

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Hotels, Restaurants & Leisure 0.0%†
TUI AG*	18,239	$198,241

Household Products 0.1%
Henkel AG & Co. KGaA	16,374	939,724

Industrial Conglomerates 1.0%
Siemens AG REG	103,767	14,259,754

Insurance 0.8%
Allianz SE	57,243	7,982,355
Hannover Rueckversicherung AG REG	7,595	394,986
Muenchener Rueckversicherungs AG REG	23,767	3,628,154

		12,005,495

Internet Software & Services 0.0%†
United Internet AG REG (a)	14,163	297,748

Machinery 0.2%
GEA Group AG	22,008	788,164
MAN SE (a)	13,331	1,775,689

		2,563,853

Media 0.1%
Axel Springer AG	5,260	260,096
Kabel Deutschland Holding AG*	9,072	558,840

		818,936

Metals & Mining 0.2%
Salzgitter AG	4,959	378,106
ThyssenKrupp AG	42,167	2,190,900

		2,569,006

Multi-Utilities 0.2%
RWE AG	52,801	2,933,466

Personal Products 0.1%
Beiersdorf AG	12,705	825,464

Pharmaceuticals 0.6%
Bayer AG REG	104,290	8,376,218
Merck KGaA	8,145	885,599

		9,261,817

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	137,014	1,539,538

Software 0.5%
SAP AG	116,039	7,035,251

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	26,380	2,091,451

Trading Companies & Distributors 0.0%†
Brenntag AG	4,217	490,474

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,870	391,298

		122,621,678

10	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

GREECE 0.2%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA *	23,070	$619,682

Commercial Banks 0.1%
Alpha Bank A.E. *	63,904	321,815
EFG Eurobank Ergasias SA *	44,375	208,152
National Bank of Greece SA *	120,507	866,557

		1,396,524

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	29,282	273,209

Electric Utilities 0.0%†
Public Power Corp. SA *	15,396	220,746

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	28,902	451,393

		2,961,554

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	183,091	863,109

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	155,000	360,571

Commercial Banks 0.3%
Bank of East Asia Ltd.	192,940	794,333
BOC Hong Kong Holdings Ltd.	466,500	1,358,898
Hang Seng Bank Ltd.	96,400	1,542,050
Wing Hang Bank Ltd.	22,500	246,894

		3,942,175

Distributors 0.1%
Li & Fung Ltd.	711,600	1,422,267

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd. (a)	129,200	2,720,548

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	547,000	236,040

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	54,000	280,944
CLP Holdings Ltd.	242,500	2,151,238
Power Assets Holdings Ltd.	175,000	1,325,248

		3,757,430

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	598,077	1,360,569

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.* (a)	163,000	350,627
Shangri-La Asia Ltd.	182,833	448,858
SJM Holdings Ltd.	207,000	492,428

		1,291,913

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	269,000	$2,914,602
NWS Holdings Ltd.	156,500	209,796

		3,124,398

Insurance 0.2%
AIA Group Ltd. *	987,200	3,436,471

Marine 0.0%†
Orient Overseas International Ltd.	29,000	187,495

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	77,899	227,900

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The) (a)	281,500	961,601

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	175,000	2,569,881
Hang Lung Group Ltd.	110,000	698,466
Hang Lung Properties Ltd.	310,000	1,274,611
Henderson Land Development Co. Ltd.	137,000	885,917
Hopewell Holdings Ltd.	75,511	239,542
Hysan Development Co. Ltd.	80,000	396,866
Kerry Properties Ltd.	91,500	442,261
New World Development Ltd.	300,130	455,663
Sino Land Co. Ltd.	332,000	533,961
Sun Hung Kai Properties Ltd.	178,000	2,601,929
Swire Pacific Ltd., Class A	91,500	1,347,149
Wharf Holdings Ltd.	190,500	1,328,456
Wheelock & Co. Ltd.	119,000	478,662

		13,253,364

Road & Rail 0.1%
MTR Corp.	182,000	647,322

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	26,200	360,246

Specialty Retail 0.0%†
Esprit Holdings Ltd.	155,982	487,366

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	88,000	279,928

Trading Companies & Distributors 0.1%
Noble Group Ltd.	479,945	772,885

		38,830,489

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	27,650
Ryanair Holdings PLC, ADR	6,000	176,040

		203,690

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.* (b)	62,537	0

Construction Materials 0.2%
CRH PLC	89,415	1,981,610

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Construction Materials (continued)
James Hardie Industries SE, CDI *	52,920	$335,280

		2,316,890

Food Products 0.1%
Kerry Group PLC, Class A	17,697	729,092

Media 0.1%
WPP PLC	159,259	1,995,173

Pharmaceuticals 0.2%
Elan Corp. PLC *	62,849	721,387
Shire PLC	70,893	2,216,588

		2,937,975

Professional Services 0.1%
Experian PLC	126,018	1,605,206

		9,788,026

ISRAEL 0.7%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,235	153,795

Chemicals 0.1%
Israel Chemicals Ltd.	56,004	893,718
Israel Corp. Ltd. (The)	281	307,220
Makhteshim-Agan Industries Ltd. *	31,971	178,642

		1,379,580

Commercial Banks 0.1%
Bank Hapoalim B.M. *	133,649	668,051
Bank Leumi Le-Israel B.M.	148,569	702,495
Israel Discount Bank Ltd., Class A *	99,824	196,805
Mizrahi Tefahot Bank Ltd.	16,479	175,384

		1,742,735

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	219,764	556,379

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	132,386

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	118,502	5,715,264

Software 0.0%†
NICE Systems Ltd. *	7,616	275,361

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	6,410	178,850
Partner Communications Co. Ltd.	11,065	166,853

		345,703

		10,301,203

ITALY 2.6%
Aerospace & Defense 0.1%
Finmeccanica SpA	50,998	617,060

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Auto Components 0.0%†
Pirelli & C SpA	29,949	$323,860

Automobiles 0.1%
Fiat SpA	96,379	1,059,021

Capital Markets 0.1%
Mediobanca SpA	65,108	659,351

Commercial Banks 0.6%
Banca Carige SpA (a)	75,276	170,467
Banca Monte dei Paschi di Siena SpA (a)	565,059	427,709
Banco Popolare Societa Cooperativa	222,179	511,682
Intesa Sanpaolo SpA	1,270,575	3,383,260
Intesa Sanpaolo SpA — RSP	117,329	252,917
UniCredit SpA	1,701,295	3,601,160
Unione di Banche Italiane SCPA (a)	100,083	563,360

		8,910,555

Diversified Financial Services 0.0%†
Exor SpA	8,279	258,939

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,183,332	1,646,004
Telecom Italia SpA-RSP	759,568	883,665

		2,529,669

Electric Utilities 0.4%
Enel SpA	830,096	5,423,995
Terna Rete Elettrica Nazionale SpA (a)	151,565	704,709

		6,128,704

Electrical Equipment 0.0%†
Prysmian SpA	25,702	517,387

Energy Equipment & Services 0.1%
Saipem SpA	33,382	1,723,858

Food Products 0.0%†
Parmalat SpA *	153,073	575,813

Gas Utilities 0.1%
Snam Rete Gas SpA	202,574	1,199,038

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA (a)	13,097	171,991

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA (a)	220,529	608,228

Insurance 0.2%
Assicurazioni Generali SpA (a)	147,241	3,104,200

Machinery 0.1%
Fiat Industrial SpA *	96,395	1,245,001

Media 0.0%†
Mediaset SpA	89,271	419,667

Multi-Utilities 0.0%†
A2A SpA (a)	137,390	213,994

12	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Oil, Gas & Consumable Fuels 0.5%
ENI SpA	303,076	$7,182,587

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA (a)	14,684	471,462

Transportation Infrastructure 0.1%
Atlantia SpA (a)	39,722	845,856

		38,766,241

JAPAN 20.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	50,100	788,110

Airlines 0.0%†
All Nippon Airways Co. Ltd. (a)	110,000	358,822

Auto Components 0.5%
Aisin Seiki Co. Ltd.	24,100	932,563
Bridgestone Corp.	82,000	1,889,323
Denso Corp.	61,300	2,279,898
Koito Manufacturing Co. Ltd.	12,000	209,705
NGK Spark Plug Co., Ltd.	19,000	262,532
NHK Spring Co. Ltd.	20,000	204,522
NOK Corp.	12,800	219,362
Stanley Electric Co. Ltd.	17,300	303,696
Sumitomo Rubber Industries Ltd.	22,900	277,116
Toyoda Gosei Co. Ltd.	8,600	195,301
Toyota Boshoku Corp.	7,300	121,290
Toyota Industries Corp.	22,600	746,146

		7,641,454

Automobiles 2.0%
Daihatsu Motor Co. Ltd.	24,000	408,448
Fuji Heavy Industries Ltd.	74,000	575,056
Honda Motor Co. Ltd.	205,600	7,921,137
Isuzu Motors Ltd.	150,000	710,091
Mazda Motor Corp. *	190,900	503,060
Mitsubishi Motors Corp. *	489,000	596,588
Nissan Motor Co., Ltd.	313,500	3,294,638
Suzuki Motor Corp.	42,400	955,761
Toyota Motor Corp.	347,900	14,326,239
Yamaha Motor Co. Ltd. *	35,300	648,379

		29,939,397

Beverages 0.2%
Asahi Breweries Ltd.	48,800	983,004
Coca-Cola West Co. Ltd. (a)	8,200	157,122
Kirin Holdings Co. Ltd.	103,000	1,435,915

		2,576,041

Building Products 0.3%
Asahi Glass Co., Ltd. (a)	127,000	1,486,190
Daikin Industries Ltd.	29,600	1,049,212
JS Group Corp.	33,500	864,065
Nippon Sheet Glass Co., Ltd.	109,000	338,910

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Building Products (continued)
TOTO Ltd.	35,000	$272,408

		4,010,785

Capital Markets 0.2%
Daiwa Securities Group, Inc.	209,400	922,594
Mizuho Securities Co. Ltd. *	65,000	156,655
Nomura Holdings, Inc.	445,500	2,198,406
SBI Holdings, Inc.	2,659	247,102

		3,524,757

Chemicals 0.9%
Air Water, Inc.	18,000	216,840
Asahi Kasei Corp.	159,000	1,071,508
Daicel Chemical Industries Ltd.	34,000	224,615
Denki Kagaku Kogyo KK	61,000	294,089
Hitachi Chemical Co. Ltd.	13,800	273,782
JSR Corp.	22,600	438,059
Kaneka Corp.	36,000	236,541
Kansai Paint Co. Ltd.	27,000	246,002
Kuraray Co. Ltd.	43,400	635,811
Mitsubishi Chemical Holdings Corp.	171,000	1,211,730
Mitsubishi Gas Chemical Co., Inc.	49,000	359,001
Mitsui Chemicals, Inc.	109,000	397,180
Nitto Denko Corp.	20,800	1,056,872
Shin-Etsu Chemical Co. Ltd.	51,800	2,776,571
Showa Denko KK	189,000	391,498
Sumitomo Chemical Co. Ltd.	198,000	988,633
Taiyo Nippon Sanso Corp.	31,000	246,883
Teijin Ltd.	119,000	524,532
Toray Industries, Inc.	185,000	1,366,073
Tosoh Corp.	65,000	261,018
Ube Industries Ltd.	127,000	382,351

		13,599,589

Commercial Banks 1.8%
Aozora Bank Ltd.	78,000	180,807
Bank of Kyoto Ltd. (The)	42,000	386,709
Bank of Yokohama Ltd. (The)	154,000	769,853
Chiba Bank Ltd. (The)	96,000	600,794
Chugoku Bank Ltd. (The)	23,000	284,549
Fukuoka Financial Group, Inc.	102,000	426,317
Gunma Bank Ltd. (The)	52,000	274,841
Hachijuni Bank Ltd. (The)	53,000	297,802
Hiroshima Bank Ltd. (The)	65,000	283,662
Hokuhoku Financial Group, Inc.	159,000	314,961
Iyo Bank Ltd. (The)	31,000	285,387
Joyo Bank Ltd. (The)	78,000	327,694
Mitsubishi UFJ Financial Group, Inc.	1,606,167	7,827,392
Mizuho Financial Group, Inc.	2,587,084	4,252,205
Mizuho Trust & Banking Co. Ltd.	201,000	178,086
Nishi-Nippon City Bank Ltd. (The)	86,000	254,026
Resona Holdings, Inc.	237,800	1,118,808
Seven Bank Ltd.	63	125,891

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)
Shinsei Bank Ltd.	155,000	$155,039
Shizuoka Bank Ltd. (The)	76,000	698,811
Sumitomo Mitsui Financial Group, Inc.	169,453	5,225,031
Sumitomo Mitsui Trust Holdings, Inc.	392,400	1,365,840
Suruga Bank Ltd.	25,000	217,961
Yamaguchi Financial Group, Inc.	28,000	261,220

		26,113,686

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	71,000	800,199
Secom Co. Ltd.	26,500	1,270,584
Toppan Printing Co. Ltd.	71,000	550,859

		2,621,642

Computers & Peripherals 0.3%
Fujitsu Ltd.	235,000	1,343,236
NEC Corp. *	328,000	749,013
Seiko Epson Corp.	15,700	272,140
Toshiba Corp.	508,000	2,678,352

		5,042,741

Construction & Engineering 0.2%
Chiyoda Corp.	18,000	207,486
JGC Corp.	26,000	712,325
Kajima Corp.	109,000	312,710
Kinden Corp.	19,000	162,560
Obayashi Corp.	82,000	358,157
Shimizu Corp.	73,000	304,233
Taisei Corp.	132,000	302,927

		2,360,398

Consumer Finance 0.0%†
Aeon Credit Service Co. Ltd.	11,200	153,405
Credit Saison Co. Ltd.	17,700	297,955

		451,360

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,300	341,786

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,200	395,249

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,280	281,743
ORIX Corp.	13,200	1,283,988

		1,565,731

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	60,264	2,906,643

Electric Utilities 0.5%
Chubu Electric Power Co., Inc.	86,600	1,691,188
Chugoku Electric Power Co., Inc. (The)	37,400	647,572
Hokkaido Electric Power Co., Inc.	23,500	390,895
Hokuriku Electric Power Co.	22,200	423,647
Kansai Electric Power Co., Inc. (The)	94,700	1,885,828

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electric Utilities (continued)
Kyushu Electric Power Co., Inc.	50,800	$914,686
Shikoku Electric Power Co., Inc.	23,700	538,204
Tohoku Electric Power Co., Inc.	57,000	822,542
Tokyo Electric Power Co., Inc. (The)	182,300	737,977

		8,052,539

Electrical Equipment 0.5%
Fuji Electric Holdings Co. Ltd.	72,000	224,927
Furukawa Electric Co. Ltd.	78,000	325,657
GS Yuasa Corp.	47,000	313,676
Mabuchi Motor Co. Ltd.	2,900	146,357
Mitsubishi Electric Corp.	244,000	2,834,330
Nidec Corp.	13,700	1,279,036
Sumitomo Electric Industries Ltd.	95,100	1,387,095
Ushio, Inc.	12,700	251,108

		6,762,186

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co. Ltd.	33,400	199,935
FUJIFILM Holdings Corp.	58,400	1,821,437
Hamamatsu Photonics KK	8,000	345,895
Hirose Electric Co. Ltd.	4,000	410,036
Hitachi High-Technologies Corp.	7,300	159,947
Hitachi Ltd.	570,000	3,382,952
HOYA Corp.	54,800	1,213,192
Ibiden Co. Ltd.	15,200	475,881
Keyence Corp.	5,210	1,479,279
Kyocera Corp.	19,300	1,965,087
Murata Manufacturing Co. Ltd.	25,600	1,711,576
Nippon Electric Glass Co., Ltd.	50,500	647,973
Omron Corp.	25,600	711,895
Shimadzu Corp.	30,000	274,775
TDK Corp.	15,500	855,003
Yaskawa Electric Corp.	28,000	314,348
Yokogawa Electric Corp. *	26,400	225,320

		16,194,531

Food & Staples Retailing 0.3%
AEON Co., Ltd.	75,700	913,710
FamilyMart Co. Ltd.	7,700	282,722
Lawson, Inc.	7,900	414,442
Seven & I Holdings Co. Ltd.	95,000	2,554,928

		4,165,802

Food Products 0.2%
Ajinomoto Co., Inc.	84,000	997,235
Kikkoman Corp.	20,000	210,777
MEIJI Holdings Co. Ltd.	9,040	381,144
Nippon Meat Packers, Inc.	22,000	315,589
Nisshin Seifun Group, Inc.	24,000	299,970
Nissin Foods Holdings Co. Ltd.	7,700	280,498
Toyo Suisan Kaisha Ltd.	12,000	283,891
Yakult Honsha Co. Ltd.	11,500	332,662

14	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food Products (continued)
Yamazaki Baking Co. Ltd.	15,000	$200,836

		3,302,602

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	245,000	929,313
Toho Gas Co. Ltd.	50,000	270,576
Tokyo Gas Co., Ltd.	322,000	1,453,301

		2,653,190

Health Care Equipment & Supplies 0.2%
Olympus Corp.	27,400	924,532
Sysmex Corp.	9,200	346,029
Terumo Corp.	21,300	1,153,067

		2,423,628

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,100	198,203
Medipal Holdings Corp.	16,500	146,244
Miraca Holdings, Inc.	6,700	271,462
Suzuken Co. Ltd.	8,600	198,396

		814,305

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	7,626	193,897
Oriental Land Co. Ltd.	6,300	534,416

		728,313

Household Durables 0.7%
Casio Computer Co. Ltd.	32,600	230,069
Panasonic Corp.	278,400	3,404,627
Rinnai Corp.	4,300	310,523
Sekisui Chemical Co. Ltd.	56,000	478,468
Sekisui House Ltd.	73,000	679,710
Sharp Corp.	126,000	1,149,880
Sony Corp.	126,700	3,343,013

		9,596,290

Household Products 0.0%†
Unicharm Corp.	14,300	624,764

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co. Ltd.	14,800	400,041

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,200	113,593
Nomura Research Institute Ltd.	12,300	269,422
NTT Data Corp.	159	528,417
Otsuka Corp.	1,700	105,840

		1,017,272

Insurance 0.6%
Dai-ichi Life Insurance Co. Ltd. (The)	1,135	1,591,654
MS&AD Insurance Group Holdings	71,841	1,681,572
NKSJ Holdings, Inc.	188,600	1,244,795
Sony Financial Holdings, Inc.	20,800	376,055

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Insurance (continued)
T&D Holdings, Inc.	36,500	$868,779
Tokio Marine Holdings, Inc.	91,300	2,555,888

		8,318,743

Internet & Catalog Retail 0.1%
Rakuten, Inc.	914	946,012

Internet Software & Services 0.1%
Dena Co. Ltd.	12,300	528,980
Gree, Inc. * (a)	11,500	251,399
Yahoo! Japan Corp.	1,832	630,475

		1,410,854

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	26,000	312,972
Nikon Corp.	43,000	1,016,879
Sankyo Co. Ltd.	6,500	335,839
Sega Sammy Holdings, Inc.	26,800	518,064
Shimano, Inc.	9,500	522,637
Yamaha Corp.	19,100	217,827

		2,924,218

Machinery 1.3%
Amada Co. Ltd.	44,000	338,322
FANUC Corp.	24,200	4,046,798
Hino Motors Ltd.	35,000	204,386
Hitachi Construction Machinery Co. Ltd.	13,600	304,880
IHI Corp.	174,000	449,608
Japan Steel Works Ltd. (The)	42,000	287,904
JTEKT Corp.	27,100	399,313
Kawasaki Heavy Industries Ltd.	179,000	713,185
Komatsu Ltd.	119,600	3,734,288
Kubota Corp.	146,000	1,295,249
Kurita Water Industries Ltd.	14,600	435,561
Makita Corp.	14,100	657,045
Minebea Co. Ltd.	43,000	229,423
Mitsubishi Heavy Industries Ltd.	383,000	1,800,952
Mitsui Engineering & Shipbuilding Co. Ltd.	89,000	194,340
Nabtesco Corp.	11,500	278,590
NGK Insulators Ltd.	32,000	596,146
NSK Ltd.	56,000	559,061
NTN Corp.	59,000	336,102
SMC Corp.	6,800	1,225,836
Sumitomo Heavy Industries Ltd.	70,000	488,591
THK Co. Ltd.	14,400	368,015

		18,943,595

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	87,000	304,165
Mitsui OSK Lines Ltd.	144,000	774,830
Nippon Yusen KK	193,000	717,060

		1,796,055

2011 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Media 0.1%
Dentsu, Inc.	22,801	$674,921
Hakuhodo DY Holdings, Inc.	2,740	146,326
Jupiter Telecommunications Co. Ltd.	230	257,318
Toho Co. Ltd.	13,300	220,841

		1,299,406

Metals & Mining 0.5%
Daido Steel Co. Ltd.	36,000	240,816
Hitachi Metals Ltd.	20,000	282,612
JFE Holdings, Inc.	58,100	1,597,846
Kobe Steel Ltd.	314,000	714,055
Maruichi Steel Tube Ltd.	6,400	158,662
Mitsubishi Materials Corp.	144,000	453,707
Nippon Steel Corp.	644,000	2,089,234
Nisshin Steel Co. Ltd.	85,000	162,562
Sumitomo Metal Industries Ltd.	424,000	952,499
Sumitomo Metal Mining Co. Ltd.	66,000	1,084,330
Yamato Kogyo Co. Ltd.	5,500	171,276

		7,907,599

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	47,260	462,995
J. Front Retailing Co. Ltd.	57,400	253,575
Marui Group Co. Ltd.	30,100	228,599
Takashimaya Co., Ltd.	35,000	241,462

		1,186,631

Office Electronics 0.6%
Brother Industries Ltd.	30,600	452,628
Canon, Inc. (a)	143,000	6,801,985
Konica Minolta Holdings, Inc.	60,500	505,326
Ricoh Co., Ltd.	85,000	942,938

		8,702,877

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co. Ltd.	68,000	193,592
Idemitsu Kosan Co. Ltd.	2,600	277,480
INPEX Corp.	277	2,047,912
Japan Petroleum Exploration Co.	3,900	183,094
JX Holdings, Inc.	283,189	1,904,742
Showa Shell Sekiyu KK (a)	23,800	221,039
TonenGeneral Sekiyu KK (a)	36,000	442,816

		5,270,675

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	11,900	264,050
OJI Paper Co. Ltd.	107,000	513,180

		777,230

Personal Products 0.2%
Kao Corp.	68,100	1,790,635
Shiseido Co., Ltd.	45,400	847,441

		2,638,076

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals 1.0%
Astellas Pharma, Inc.	56,100	$2,176,742
Chugai Pharmaceutical Co. Ltd. (a)	28,400	465,694
Daiichi Sankyo Co., Ltd.	84,900	1,659,036
Dainippon Sumitomo Pharma Co. Ltd.	20,700	196,713
Eisai Co. Ltd.	31,800	1,240,701
Hisamitsu Pharmaceutical Co., Inc.	8,000	340,804
Kyowa Hakko Kirin Co. Ltd. (a)	33,000	314,784
Mitsubishi Tanabe Pharma Corp.	28,400	475,320
Ono Pharmaceutical Co. Ltd.	10,700	572,433
Otsuka Holdings Co. Ltd.	31,600	836,156
Santen Pharmaceutical Co. Ltd.	9,800	397,291
Shionogi & Co. Ltd.	37,800	618,996
Taisho Pharmaceutical Co. Ltd.	15,000	337,940
Takeda Pharmaceutical Co. Ltd.	99,600	4,603,206
Tsumura & Co.	8,100	258,948

		14,494,764

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp. (a)	83	219,804
Japan Real Estate Investment Corp.	60	590,331
Japan Retail Fund Investment Corp.	207	318,994
Nippon Building Fund, Inc.	70	684,046
Nomura Real Estate Office Fund, Inc.	32	211,859

		2,025,034

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.	8,800	213,178
Daito Trust Construction Co. Ltd.	9,100	772,589
Daiwa House Industry Co. Ltd.	60,000	757,121
Mitsubishi Estate Co. Ltd.	158,000	2,772,893
Mitsui Fudosan Co., Ltd.	106,000	1,825,627
Nomura Real Estate Holdings, Inc.	12,700	211,749
NTT Urban Development Corp.	123	105,511
Sumitomo Realty & Development Co. Ltd.	45,000	1,005,734
Tokyu Land Corp.	49,000	208,181

		7,872,583

Road & Rail 0.6%
Central Japan Railway Co.	190	1,493,646
East Japan Railway Co.	42,876	2,455,544
Keikyu Corp	59,000	425,448
Keio Corp.	74,000	408,154
Keisei Electric Railway Co. Ltd.	38,000	224,888
Kintetsu Corp. (a)	205,000	658,343
Nippon Express Co., Ltd.	108,000	437,629
Odakyu Electric Railway Co. Ltd. (a)	79,000	627,268
Tobu Railway Co. Ltd.	126,000	530,372
Tokyu Corp.	143,000	594,517
West Japan Railway Co.	21,500	839,338

		8,695,147

16	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	19,900	$366,348
Elpida Memory, Inc.* (a)	25,000	294,468
Rohm Co. Ltd.	12,400	711,406
Sumco Corp.*	14,000	237,026
Tokyo Electron Ltd.	21,600	1,181,150

		2,790,398

Software 0.2%
Konami Corp.	11,700	277,126
Nintendo Co., Ltd.	12,500	2,347,353
Oracle Corp. Japan	5,200	226,614
Square Enix Holdings Co. Ltd.	8,000	143,981
Trend Micro, Inc.	13,300	413,195

		3,408,269

Specialty Retail 0.2%
ABC-Mart, Inc.	3,600	146,000
Fast Retailing Co. Ltd.	6,700	1,083,580
Nitori Holdings Co. Ltd.	4,850	460,313
Shimamura Co. Ltd.	2,900	276,452
USS Co., Ltd.	2,860	221,861
Yamada Denki Co. Ltd.	10,350	843,314

		3,031,520

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	20,000	298,526

Tobacco 0.1%
Japan Tobacco, Inc.	568	2,192,521

Trading Companies & Distributors 1.0%
ITOCHU Corp.	189,800	1,974,082
Marubeni Corp.	208,000	1,382,328
Mitsubishi Corp.	171,200	4,276,210
Mitsui & Co., Ltd.	219,100	3,788,266
Sojitz Corp.	156,400	292,967
Sumitomo Corp.	141,900	1,930,444
Toyota Tsusho Corp.	27,200	466,829

		14,111,126

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	29,000	271,028
Mitsubishi Logistics Corp.	14,000	157,490

		428,518

Wireless Telecommunication Services 0.7%
KDDI Corp.	368	2,647,737
NTT DoCoMo, Inc.	1,933	3,452,224
Softbank Corp.	109,200	4,135,655

		10,235,616

		292,679,647

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,483	967,198

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA (a)	59,533	$1,360,866

Media 0.1%
SES SA,, FDR	37,778	1,061,250

Metals & Mining 0.2%
ArcelorMittal	108,260	3,764,884

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA,, SDR	9,587	1,004,425

		7,191,425

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*	304,300	824,820
Wynn Macau Ltd.	196,000	641,854

		1,466,674

MAURITIUS 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	38,083	249,811

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	23,029	518,765

NETHERLANDS 4.6%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV (a)	51,484	1,723,046

Air Freight & Logistics 0.1%
TNT Express NV*	43,634	452,549
TNT NV	43,351	367,350

		819,899

Beverages 0.2%
Heineken Holding NV	14,521	743,380
Heineken NV	32,682	1,967,029

		2,710,409

Chemicals 0.2%
Akzo Nobel NV	29,210	1,845,510
Koninklijke DSM NV	19,441	1,261,653

		3,107,163

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	9,102	430,679

Diversified Financial Services 0.4%
ING Groep NV, CVA*	483,031	5,952,637

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	198,305	2,884,342

Energy Equipment & Services 0.1%
Fugro NV, CVA	8,598	619,294
SBM Offshore NV	21,252	561,915

		1,181,209

2011 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Food & Staples Retailing 0.2%
Koninklijke Ahold NV	150,285	$2,020,624

Food Products 0.5%
Unilever NV, CVA	205,436	6,742,544

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	124,345	3,195,674

Insurance 0.1%
Aegon NV*	216,684	1,476,491
Delta Lloyd NV	13,426	318,906

		1,795,397

Life Sciences Tools & Services 0.1%
QIAGEN NV*	29,375	563,321

Media 0.1%
Reed Elsevier NV	86,692	1,164,598
Wolters Kluwer NV	37,643	834,568

		1,999,166

Oil, Gas & Consumable Fuels 1.9%
Royal Dutch Shell PLC, Class A	789,464	28,126,746

		28,126,746

Professional Services 0.1%
Randstad Holding NV	15,001	693,614

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	7,585	502,331

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	54,380	2,005,795

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,008	441,158

		66,895,754

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	85,512	611,892

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	243,795	496,885

Electric Utilities 0.0%†
Contact Energy Ltd.*	44,245	196,604

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	66,610	200,199

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	118,273	218,383

		1,723,963

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	23,894	1,342,490

Commercial Banks 0.1%
DnB NOR ASA	123,218	1,716,613

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Diversified Telecommunication Services 0.1%
Telenor ASA	94,061	$1,539,336

Energy Equipment & Services 0.0%†
Aker Solutions ASA	20,707	413,716

Industrial Conglomerates 0.1%
Orkla ASA	97,272	926,086

Insurance 0.0%†
Gjensidige Forsikring ASA	26,515	326,821

Metals & Mining 0.1%
Norsk Hydro ASA	117,353	898,339

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	140,734	3,562,823

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA * (a)	58,657	100,560

		10,826,784

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Comercial Portugues SA, Class R * (a)	398,008	236,739
Banco Espirito Santo SA REG	69,862	260,446

		497,185

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	28,033	214,022

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	84,750	833,157

Electric Utilities 0.1%
EDP — Energias de Portugal SA	240,561	853,713

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	27,751	532,977

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B (a)	29,155	695,338

		3,626,392

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	192,000	471,459

Airlines 0.1%
Singapore Airlines Ltd.	67,866	785,496

Commercial Banks 0.5%
DBS Group Holdings Ltd.	218,500	2,613,756
Oversea-Chinese Banking Corp. Ltd.	316,000	2,413,720
United Overseas Bank Ltd.	156,000	2,504,604

		7,532,080

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,000	456,162

18	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Diversified Financial Services 0.1%
Singapore Exchange Ltd.	108,000	$663,648

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,004,850	2,590,038

Food & Staples Retailing 0.0%†
Olam International Ltd.	167,600	372,576

Food Products 0.1%
Golden Agri-Resources Ltd.	863,612	479,777
Wilmar International Ltd.	242,294	1,071,911

		1,551,688

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	768,296	1,211,319

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	115,745	546,877
Keppel Corp. Ltd.	178,400	1,614,102
SembCorp Industries Ltd.	124,000	504,957

		2,665,936

Machinery 0.0%†
COSCO Corp. Singapore Ltd.	130,000	207,273
SembCorp Marine Ltd.	104,800	453,533

		660,806

Marine 0.0%†
Neptune Orient Lines Ltd.	124,749	156,025

Media 0.0%†
Singapore Press Holdings Ltd. (a)	193,000	613,359

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	229,466	381,660
CapitaMall Trust	241,200	367,653

		749,313

Real Estate Management & Development 0.2%
CapitaLand Ltd.	322,097	765,185
CapitaMalls Asia Ltd.	157,300	188,856
City Developments Ltd.	63,000	534,926
Global Logistic Properties Ltd.*	236,000	396,473
Keppel Land Ltd.	86,538	255,709
UOL Group Ltd.	60,000	243,643

		2,384,792

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	227,000	270,203

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U*	658,000	556,010

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	185,285

		23,876,195

Common Stocks (continued)

	Shares	Market Value

SPAIN 3.5%
Biotechnology 0.0%†
Grifols SA* (a)	17,440	$349,858

Commercial Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	538,035	6,315,882
Banco de Sabadell SA	140,121	578,013
Banco Popular Espanol SA (a)	121,322	682,625
Banco Santander SA	1,064,457	12,262,696
Bankinter SA (a)	23,618	160,217
Criteria Caixacorp SA	105,958	737,826

		20,737,259

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	17,847	842,346
Ferrovial SA (a)	46,212	583,913
Fomento de Construcciones y Contratas SA (a)	5,828	177,792

		1,604,051

Diversified Telecommunication Services 0.9%
Telefonica SA	518,036	12,652,380

Electric Utilities 0.4%
Acciona SA	3,045	323,290
Iberdrola SA*	477,239	4,245,899
Red Electrica Corp. SA (a)	13,639	822,774

		5,391,963

Gas Utilities 0.1%
Enagas SA	22,734	550,485
Gas Natural SDG SA	40,663	851,695

		1,402,180

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	24,876	164,097
Iberdrola Renovables SA	109,966	485,775

		649,872

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A*	31,022	644,817
Indra Sistemas SA (a)	11,384	234,828

		879,645

Insurance 0.0%†
Mapfre SA (a)	94,828	351,833

Machinery 0.0%†
Zardoya Otis SA*	18,472	271,436

		271,436

Media 0.0%†
Mediaset Espana Comunicacion SA	18,625	161,945

Metals & Mining 0.0%†
Acerinox SA (a)	12,422	226,509

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA (a)	100,069	3,470,942

2011 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Specialty Retail 0.2%
Industria de Diseno Textil SA	27,510	$2,506,541

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	46,581	1,039,671

		51,696,085

SWEDEN 3.0%
Building Products 0.1%
Assa Abloy AB, Class B	39,426	1,059,701

Capital Markets 0.0%†
Ratos AB, Class B	24,136	463,930

Commercial Banks 0.6%
Nordea Bank AB	331,355	3,558,755
Skandinaviska Enskilda Banken AB, Class A	177,830	1,454,022
Svenska Handelsbanken AB, Class A	61,704	1,902,494
Swedbank AB	102,060	1,716,234

		8,631,505

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	39,438	417,558

Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson, Class B	379,790	5,467,269

Construction & Engineering 0.0%†
Skanska AB, Class B	50,404	903,539

Diversified Financial Services 0.1%
Industrivarden AB, Class C (a)	14,055	232,573
Investor AB, Class B	57,423	1,316,890
Kinnevik Investment AB, Class B	25,912	575,556

		2,125,019

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	39,957	788,674
TeliaSonera AB	272,986	2,002,490

		2,791,164

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	25,222	678,256

Household Durables 0.1%
Electrolux AB	30,232	723,032
Husqvarna AB, Class B	55,692	369,002

		1,092,034

Machinery 0.9%
Alfa Laval AB	42,557	917,798
Atlas Copco AB, Class A	133,863	3,390,413
Hexagon AB, Class B	31,939	786,408
Sandvik AB	127,143	2,227,463
Scania AB, Class B	40,335	936,293
SKF AB, Class B (a)	49,157	1,423,328

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Machinery (continued)
Volvo AB, Class B	173,799	$3,042,575

		12,724,278

Media 0.0%†
Modern Times Group AB, Class B	6,016	397,887

Metals & Mining 0.1%
Boliden AB	34,465	636,521
SSAB AB, Class A	20,549	306,999

		943,520

Paper & Forest Products 0.1%
Holmen AB, Class B	6,950	216,719
Svenska Cellulosa AB, Class B (a)	72,295	1,019,327

		1,236,046

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	128,940	4,451,311

Tobacco 0.1%
Swedish Match AB	27,662	928,786

		44,311,803

SWITZERLAND 8.8%
Biotechnology 0.0%†
Actelion Ltd. REG*	13,864	684,101

Building Products 0.1%
Geberit AG REG*	4,908	1,164,373

Capital Markets 1.0%
Credit Suisse Group AG REG*	142,110	5,538,344
GAM Holding AG*	26,030	428,282
Julius Baer Group Ltd.*	26,048	1,075,992
UBS AG REG*	458,963	8,375,879

		15,418,497

Chemicals 0.4%
Givaudan SA REG* (a)	1,048	1,108,644
Sika AG	258	622,793
Syngenta AG REG*	11,930	4,031,750

		5,763,187

Construction Materials 0.2%
Holcim Ltd. REG*	30,933	2,339,310

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,234	299,732

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,939	1,347,346

Electrical Equipment 0.5%
ABB Ltd. REG*	276,454	7,182,913

Energy Equipment & Services 0.2%
Transocean Ltd.	40,237	2,626,842

Food Products 2.0%
Aryzta AG	10,647	571,829

20	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Food Products (continued)
Lindt & Spruengli AG — Participation Certificate	118	$368,381
Lindt & Spruengli AG REG	14	510,898
Nestle SA REG	437,005	27,194,184

		28,645,292

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG * (a)	6,192	578,141
Straumann Holding AG REG	1,049	252,972

		831,113

Insurance 0.6%
Baloise Holding AG REG	5,986	617,673
Swiss Life Holding AG REG*	3,849	631,241
Swiss Re Ltd.*	44,407	2,493,553
Zurich Financial Services AG*	18,366	4,647,327

		8,389,794

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG* (a)	6,334	496,225

Machinery 0.1%
Schindler Holding AG — Participation Certificate	6,127	745,199
Schindler Holding AG REG	2,589	314,633
Sulzer AG	3,022	492,737

		1,552,569

Marine 0.1%
Kuehne + Nagel International AG REG	6,807	1,034,153

Metals & Mining 0.4%
Glencore International PLC*	104,706	825,115
Xstrata PLC	261,714	5,764,351

		6,589,466

Pharmaceuticals 2.2%
Novartis AG REG REG	294,332	18,038,761
Roche Holding AG	88,606	14,834,484

		32,873,245

Professional Services 0.2%
Adecco SA REG*	16,701	1,071,959
SGS SA REG	690	1,310,681

		2,382,640

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	80,316	799,441

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	65,828	4,313,909
Swatch Group AG (The)	3,889	1,962,809
Swatch Group AG (The) REG	5,470	491,808

		6,768,526

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Trading Companies & Distributors 0.1%
Wolseley PLC	35,869	$1,170,818

		128,359,583

UNITED KINGDOM 18.1%
Aerospace & Defense 0.4%
BAE Systems PLC	429,926	2,199,353
Cobham PLC	145,460	493,680
Rolls-Royce Group PLC, Class C*	19,950,528	32,020
Rolls-Royce Holdings PLC*	236,071	2,444,726

		5,169,779

Airlines 0.0%†
International Consolidated Airlines Group SA* (a)	116,871	475,865

		475,865

Beverages 0.7%
Diageo PLC	315,784	6,460,604
SABMiller PLC	120,063	4,382,359

		10,842,963

Capital Markets 0.2%
3I Group PLC	122,300	552,281
ICAP PLC	72,446	549,455
Investec PLC	60,909	494,398
Man Group PLC	236,882	901,042
Schroders PLC	15,068	374,114

		2,871,290

Chemicals 0.1%
Johnson Matthey PLC	27,059	854,496

Commercial Banks 2.8%
Barclays PLC	1,459,636	5,987,940
HSBC Holdings PLC	2,233,161	22,141,191
Lloyds Banking Group PLC*	5,150,690	4,047,583
Royal Bank of Scotland Group PLC*	2,212,933	1,368,837
Standard Chartered PLC	296,135	7,778,774

		41,324,325

Commercial Services & Supplies 0.2%
Aggreko PLC	34,605	1,072,150
Babcock International Group PLC	46,083	526,971
G4S PLC	177,795	799,237
Serco Group PLC	62,158	551,375

		2,949,733

Construction & Engineering 0.0%†
Balfour Beatty PLC	89,079	441,650

Containers & Packaging 0.0%†
Rexam PLC	110,508	679,393

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	18,773	319,835

2011 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Diversified Telecommunication Services 0.3%
BT Group PLC	978,881	$3,173,926
Inmarsat PLC	58,234	520,317

		3,694,243

Electric Utilities 0.2%
Scottish & Southern Energy PLC	117,480	2,627,510

Energy Equipment & Services 0.2%
Amec PLC	41,904	732,212
Petrofac Ltd.	32,681	794,703
Subsea 7 SA*	35,473	907,299

		2,434,214

Food & Staples Retailing 0.6%
J Sainsbury PLC	152,885	809,871
Tesco PLC	1,014,757	6,556,323
WM Morrison Supermarkets PLC	284,817	1,362,269

		8,728,463

Food Products 0.4%
Associated British Foods PLC	44,902	781,201
Unilever PLC	161,857	5,222,483

		6,003,684

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	112,467	1,205,271

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	23,060	893,527
Compass Group PLC	238,505	2,299,701
Intercontinental Hotels Group PLC	36,547	748,146
Tui Travel PLC	63,431	228,300
Whitbread PLC	22,322	578,752

		4,748,426

Household Products 0.3%
Reckitt Benckiser Group PLC	77,834	4,298,933

Independent Power Producers & Energy Traders 0.1%
International Power PLC	192,572	994,586

Industrial Conglomerates 0.1%
Smiths Group PLC	49,422	953,310

Insurance 0.8%
Admiral Group PLC	25,385	676,957
Aviva PLC	355,617	2,503,203
Legal & General Group PLC	739,657	1,401,218
Old Mutual PLC	687,827	1,472,383
Prudential PLC	321,011	3,706,653
RSA Insurance Group PLC	440,906	953,676
Standard Life PLC	287,791	972,708

		11,686,798

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	102,396	269,177

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Machinery 0.1%
Invensys PLC	103,105	$533,319
Weir Group PLC (The)	26,566	906,879

		1,440,198

Media 0.4%
British Sky Broadcasting Group PLC	143,659	1,950,329
ITV PLC*	465,513	534,518
Pearson PLC	102,526	1,939,509
Reed Elsevier PLC	153,253	1,395,266

		5,819,622

Metals & Mining 2.4%
Anglo American PLC	166,505	8,257,639
Antofagasta PLC	49,710	1,112,418
BHP Billiton PLC	275,205	10,813,842
Eurasian Natural Resources Corp. PLC	32,439	407,028
Kazakhmys PLC	27,484	609,238
Lonmin PLC	20,499	478,371
Rio Tinto PLC	182,438	13,173,070
Vedanta Resources PLC	15,107	507,833

		35,359,439

Multiline Retail 0.1%
Marks & Spencer Group PLC	199,790	1,158,174
Next PLC	22,704	848,258

		2,006,432

Multi-Utilities 0.5%
Centrica PLC	649,959	3,374,896
National Grid PLC	442,393	4,355,003

		7,729,899

Oil, Gas & Consumable Fuels 2.1%
BG Group PLC	427,269	9,701,533
BP PLC	2,370,866	17,456,664
Cairn Energy PLC*	176,536	1,177,305
Tullow Oil PLC	112,027	2,230,918

		30,566,420

Pharmaceuticals 1.6%
AstraZeneca PLC	175,448	8,769,112
GlaxoSmithKline PLC	654,151	14,021,235

		22,790,347

Professional Services 0.1%
Capita Group PLC (The)	77,236	887,083
Intertek Group PLC	20,109	637,292

		1,524,375

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	106,075	1,037,102
Capital Shopping Centres Group PLC	70,342	451,292
Hammerson PLC	89,072	688,638
Land Securities Group PLC	97,071	1,327,935

22	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Real Estate Investment Trusts (REITs) (continued)
Segro PLC	96,487	$483,771

		3,988,738

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	169,592	1,594,777

Software 0.1%
Autonomy Corp. PLC*	29,063	796,094
Sage Group PLC (The)	166,485	771,845

		1,567,939

Specialty Retail 0.1%
Kingfisher PLC	298,016	1,280,153

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	54,930	1,277,379

Tobacco 1.0%
British American Tobacco PLC	251,824	11,042,879
Imperial Tobacco Group PLC	128,424	4,275,553

		15,318,432

Trading Companies & Distributors 0.0%†
Bunzl PLC	41,599	520,930

Water Utilities 0.1%
Severn Trent PLC	29,886	706,074
United Utilities Group PLC	85,910	826,288

		1,532,362

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	6,530,220	17,315,807

		265,207,193

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.(c)	8,232	1,449,742

Total Common Stocks (cost $1,409,560,718)		1,445,017,676

Preferred Stocks 0.6%
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	6,765	430,208
Porsche Automobil Holding SE	19,306	1,531,402
Volkswagen AG	18,237	3,771,334

		5,732,944

Household Products 0.1%
Henkel AG & Co. KGaA	22,463	1,562,036

Media 0.1%
ProSiebenSat.1 Media AG* (a)	9,024	256,908

Multi-Utilities 0.0%†
RWE AG	4,704	240,434

Total Preferred Stocks (cost $5,730,428)		7,792,322

Rights 0.0%

	Number of Rights	Market Value

SPAIN 0.0%†
Commercial Banks 0.0%†
Banco Popular Espanol SA 7/7/2011*	112,230	$8,137
CaixaBank 7/15/2011*	105,958	7,990

		16,127

Total Rights (cost $—)		16,127

Mutual Fund 0.0%
Money Market Fund 0.0%†
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	350,858	350,858

Total Mutual Fund (cost $350,858)		350,858

Repurchase Agreement 2.3%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $34,123,996, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 7.50%, maturing 08/20/11 - 06/15/41; total market value $34,806,447, (e)	$34,123,968	$34,123,968

Total Repurchase Agreement (cost $34,123,968)		34,123,968

Total Investments (cost $1,449,765,972) (f) — 101.5%		1,487,300,951
Liabilities in excess of other assets — (1.5)%		(21,766,037)

NET ASSETS — 100.0%		$1,465,534,914

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $32,257,604.

(b)	Fair Valued Security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $1,449,742 which represents 0.10% of net assets.

2011 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund (Continued)

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $34,123,968.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AE	Minimum Capital Public Traded Company

AG	Stock Corporation

AS	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

IE	Ireland

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

LU	Luxembourg
NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

REG	Registered Shares

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipt

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
92	DJ Euro Stoxx 50	09/16/11	$3,799,625	$134,836
10	E-Mini MSCI EAFE Index	09/16/11	857,950	29,873
35	FTSE 100 Index	09/16/11	3,315,626	89,185
12	SPI 200 Index	09/15/11	1,480,441	26,158
23	Topix Index	09/08/11	2,426,992	114,950

			$11,880,634	$395,002

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT International Index Fund
Assets:
Investments, at value* (cost $1,415,642,004)	$1,453,176,983
Repurchase agreement, at value and cost	34,123,968

Total Investments	1,487,300,951

Deposits with broker for futures	783,000
Foreign currencies, at value (cost $8,687,128)	8,687,676
Dividends receivable	2,697,988
Security lending income receivable	105,261
Receivable for investments sold	15,449
Receivable for capital shares issued	924,717
Reclaims receivable	1,045,151
Receivable for variation margin on futures contracts	348,446
Prepaid expenses	12,627

Total Assets	1,501,921,266

Liabilities:
Payable for investments purchased	154,166
Payable for capital shares redeemed	1,665,344
Payable for unrealized foreign currency exchange on futures contracts	2,177
Payable upon return of securities loaned (Note 2)	34,123,968
Accrued expenses and other payables:
Investment advisory fees	259,854
Fund administration fees	30,610
Distribution fees	13,796
Administrative servicing fees	12,837
Accounting and transfer agent fees	22,006
Trustee fees	293
Custodian fees	5,123
Compliance program costs (Note 3)	1,020
Professional fees	21,068
Printing fees	13,120
Other	60,970

Total Liabilities	36,386,352

Net Assets	$1,465,534,914

Represented by:
Capital	$1,456,730,015
Accumulated undistributed net investment income	9,984,158
Accumulated net realized losses from investment, futures and foreign currency transactions	(39,236,440)
Net unrealized appreciation/(depreciation) from investments	37,534,979
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	395,002
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	127,200

Net Assets	$1,465,534,914

Net Assets:
Class II Shares	$17,937,606
Class VI Shares	2,731,016
Class VIII Shares	30,309,341
Class Y Shares	1,414,556,951

Total	$1,465,534,914

*	Includes value of securities on loan of $32,257,604 (Note 2)

2011 Semiannual Report	25

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT International Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class II Shares	2,015,579
Class VI Shares	307,266
Class VIII Shares	3,411,099
Class Y Shares	158,640,888

Total	164,374,832

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.90
Class VI Shares	$8.89
Class VIII Shares	$8.89
Class Y Shares	$8.92

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$29,926,997
Income from securities lending (Note 2)	1,174,832
Interest income	6,005
Other income	1,400
Foreign tax withholding	(2,614,068)

Total Income	28,495,166

EXPENSES:
Investment advisory fees	1,743,324
Fund administration fees	202,423
Distribution fees Class II Shares	22,177
Distribution fees Class VI Shares	3,168
Distribution fees Class VIII Shares	46,583
Administrative servicing fees Class II Shares	13,306
Administrative servicing fees Class VI Shares	1,901
Administrative servicing fees Class VIII Shares	17,469
Professional fees	37,861
Printing fees	7,005
Trustee fees	20,626
Custodian fees	24,592
Accounting and transfer agent fees	37,578
Compliance program costs (Note 3)	2,477
Other	7,609

Total expenses before earnings credit and fees waived	2,188,099

Earnings credit (Note 5)	(12)
Investment advisory fees waived (Note 3)	(168,568)

Net Expenses	2,019,519

NET INVESTMENT INCOME	26,475,647

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,649,246)
Net realized losses from futures transactions (Note 2)	(699,374)
Net realized gains from foreign currency transactions (Note 2)	374,452

Net realized losses from investment, futures and foreign currency transactions	(3,974,168)

Net change in unrealized appreciation/(depreciation) from investments	51,781,814
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	387,678
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(7,251)

Net change in unrealized appreciation/(depreciation) from investments	52,162,241

Net realized/unrealized gains from investments, futures contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	48,188,073

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$74,663,720

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	27

Statements of Changes in Net Assets

	NVIT International Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$26,475,647	$27,286,279
Net realized losses from investment, futures and foreign currency transactions	(3,974,168)	(13,225,415)
Net change in unrealized appreciation from investments, futures contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	52,162,241	76,549,934

Change in net assets resulting from operations	74,663,720	90,610,798

Distributions to Shareholders From:
Net investment income:
Class II	(179,575)	(407,921)
Class VI	(26,877)	(43,822)
Class VIII	(259,613)	(337,765)
Class Y	(15,260,043)	(26,478,428)

Change in net assets from shareholder distributions	(15,726,108)	(27,267,936)

Change in net assets from capital transactions	156,565,634	148,843,185

Change in net assets	215,503,246	212,186,047

Net Assets:
Beginning of period	1,250,031,668	1,037,845,621

End of period	$1,465,534,914	$1,250,031,668

Accumulated undistributed (distributions in excess of) net investment income at end of period	$9,984,158	$(765,381)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$4,579,657	$10,356,094
Dividends reinvested	179,575	407,921
Cost of shares redeemed	(5,248,667)	(14,628,104)

Total Class II	(489,435)	(3,864,089)

Class VI Shares
Proceeds from shares issued	355,278	811,595
Dividends reinvested	26,877	43,822
Cost of shares redeemed	(149,856)	(505,489)

Total Class VI	232,299	349,928

Class VIII Shares
Proceeds from shares issued	11,384,324	6,325,845
Dividends reinvested	259,613	337,765
Cost of shares redeemed	(1,172,232)	(3,497,491)

Total Class VIII	10,471,705	3,166,119

Class Y Shares
Proceeds from shares issued	208,961,118	169,176,392
Dividends reinvested	15,260,043	26,478,428
Cost of shares redeemed	(77,870,096)	(46,463,593)

Total Class Y	146,351,065	149,191,227

Change in net assets from capital transactions	$156,565,634	$148,843,185

28	Semiannual Report 2011

	NVIT International Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class II Shares
Issued	523,729	1,315,173
Reinvested	20,985	51,495
Redeemed	(591,331)	(1,767,288)

Total Class II Shares	(46,617)	(400,620)

Class VI Shares
Issued	40,285	103,082
Reinvested	3,146	5,496
Redeemed	(16,937)	(65,498)

Total Class VI Shares	26,494	43,080

Class VIII Shares
Issued	1,275,111	808,928
Reinvested	30,429	42,347
Redeemed	(133,801)	(460,949)

Total Class VIII Shares	1,171,739	390,326

Class Y Shares
Issued	23,725,947	21,194,400
Reinvested	1,779,326	3,312,462
Redeemed	(8,822,947)	(5,763,448)

Total Class Y Shares	16,682,326	18,743,414

Total change in shares	17,833,942	18,776,200

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	29

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.51	0.16	0.32	0.48	(0.09)	–	(0.09)	$8.90	5.31%	$17,937,606	0.70%	3.68%	0.72%	1.58%
Year Ended December 31, 2010(e)	$8.11	0.17	0.40	0.57	(0.17)	–	(0.17)	$8.51	7.52%	$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.47	0.16	1.67	1.83	(0.19)	–	(0.19)	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%
Year Ended December 31, 2008(e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	$6.47	(43.11)%	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007(e)	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	$11.63	9.40%	$18,733,442	0.76%	1.63%	0.78%	36.09%
Period Ended December 31, 2006(e)(f)	$10.00	0.12	0.82	0.94	(0.12)	–	(0.12)	$10.82	9.57%	$1,095	0.76%	1.83%	1.29%	10.94%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.50	0.16	0.32	0.48	(0.09)	–	(0.09)	$8.89	5.32%	$2,731,016	0.70%	3.73%	0.72%	1.58%
Year Ended December 31, 2010(e)	$8.10	0.17	0.40	0.57	(0.17)	–	(0.17)	$8.50	7.54%	$2,387,761	0.72%	2.15%	0.74%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.67	1.83	(0.19)	–	(0.19)	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%
Year Ended December 31, 2008(e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	$6.46	(43.11)%	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007(e)	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	$11.62	9.50%	$1,739,262	0.80%	1.97%	0.88%	36.09%
Period Ended December 31, 2006(e)(f)	$10.00	0.07	0.86	0.93	(0.12)	–	(0.12)	$10.81	9.42%	$350,392	0.76%	1.25%	1.13%	10.94%

Class VIII Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.50	0.16	0.32	0.48	(0.09)	–	(0.09)	$8.89	5.26%	$30,309,341	0.84%	3.63%	0.87%	1.58%
Year Ended December 31, 2010(e)	$8.10	0.16	0.40	0.56	(0.16)	–	(0.16)	$8.50	7.40%	$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009(e)	$6.46	0.16	1.66	1.82	(0.18)	–	(0.18)	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%
Year Ended December 31, 2008(e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	$6.46	(43.09)%	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007(e)	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	$11.61	9.39%	$15,887,449	0.82%	1.87%	0.91%	36.09%
Period Ended December 31, 2006(e)(f)	$10.00	0.07	0.85	0.92	(0.12)	–	(0.12)	$10.80	9.30%	$5,030,724	0.88%	0.98%	1.35%	10.94%

Class Y Shares(g)
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.53	0.18	0.32	0.50	(0.11)	–	(0.11)	$8.92	5.51%	$1,414,556,951	0.30%	4.11%	0.32%	1.58%
Year Ended December 31, 2010(e)	$8.12	0.20	0.41	0.61	(0.20)	–	(0.20)	$8.53	8.07%	$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009(e)	$6.48	0.19	1.67	1.86	(0.22)	–	(0.22)	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%
Year Ended December 31, 2008(e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	$6.48	(42.87)%	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007(e)	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	$11.65	9.89%	$264,417,580	0.36%	2.15%	0.44%	36.09%
Period Ended December 31, 2006(e)(f)	$10.00	0.14	0.83	0.97	(0.14)	–	(0.14)	$10.83	9.83%	$43,912,307	0.37%	2.21%	0.62%	10.94%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value if or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$9,574,592	$—	$9,574,592
Air Freight & Logistics	—	4,107,680	—	4,107,680
Airlines	176,040	3,152,105	—	3,328,145
Auto Components	—	11,902,119	—	11,902,119
Automobiles	—	46,764,351	—	46,764,351
Beverages	—	28,781,135	—	28,781,135
Biotechnology	—	3,461,254	—	3,461,254
Building Products	—	9,488,984	—	9,488,984
Capital Markets	—	31,331,391	—	31,331,391
Chemicals	—	55,028,892	—	55,028,892
Commercial Banks	—	181,224,775	—	181,224,775
Commercial Services & Supplies	—	8,361,106	—	8,361,106
Communications Equipment	—	10,200,281	—	10,200,281
Computers & Peripherals	—	5,042,741	—	5,042,741
Construction & Engineering	—	11,846,667	—	11,846,667
Construction Materials	—	8,950,257	—	8,950,257
Consumer Finance	—	451,360	—	451,360
Containers & Packaging	—	2,218,368	—	2,218,368
Distributors	—	1,878,429	—	1,878,429
Diversified Consumer Services	—	395,249	—	395,249
Diversified Financial Services	—	17,891,954	—	17,891,954
Diversified Telecommunication Services	—	49,882,332	—	49,882,332
Electric Utilities	—	37,052,377	—	37,052,377
Electrical Equipment	—	23,239,538	—	23,239,538

32	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$16,293,771	$—	$16,293,771
Energy Equipment & Services	—	13,851,944	—	13,851,944
Food & Staples Retailing	—	32,329,235	—	32,329,235
Food Products	—	53,337,703	—	53,337,703
Gas Utilities	—	6,614,977	—	6,614,977
Health Care Equipment & Supplies	—	9,912,150	—	9,912,150
Health Care Providers & Services	—	5,313,242	—	5,313,242
Hotels, Restaurants & Leisure	—	13,907,502	—	13,907,502
Household Durables	—	10,688,324	—	10,688,324
Household Products	—	5,863,421	—	5,863,421
Independent Power Producers & Energy Traders	—	2,652,727	—	2,652,727
Industrial Conglomerates	—	25,765,456	—	25,765,456
Information Technology Services	—	3,872,472	—	3,872,472
Insurance	—	65,915,666	—	65,915,666
Internet & Catalog Retail	—	1,215,189	—	1,215,189
Internet Software & Services	—	1,708,602	—	1,708,602
Leisure Equipment & Products	—	2,924,218	—	2,924,218
Life Sciences Tools & Services	—	1,059,546	—	1,059,546
Machinery	—	44,287,092	—	44,287,092
Marine	—	5,187,011	—	5,187,011
Media	—	22,193,131	—	22,193,131
Metals & Mining	452,237	93,805,833	—	94,258,070
Multiline Retail	—	5,288,254	—	5,288,254
Multi-Utilities	—	19,408,316	—	19,408,316
Office Electronics	—	9,067,864	—	9,067,864
Oil, Gas & Consumable Fuels	—	103,486,379	—	103,486,379
Paper & Forest Products	—	3,982,612	—	3,982,612
Personal Products	—	7,386,091	—	7,386,091
Pharmaceuticals	—	106,857,765	—	106,857,765
Professional Services	—	6,786,321	—	6,786,321
Real Estate Investment Trusts (REITs)	—	20,320,437	—	20,320,437
Real Estate Management &
Development	—	24,669,463	—	24,669,463
Road & Rail	—	11,680,703	—	11,680,703
Semiconductors & Semiconductor Equipment	—	9,190,755	—	9,190,755
Software	—	12,921,392	—	12,921,392
Specialty Retail	—	11,756,891	—	11,756,891
Textiles, Apparel & Luxury Goods	—	18,078,033	—	18,078,033
Tobacco	—	18,439,739	—	18,439,739
Trading Companies & Distributors	—	17,066,233	—	17,066,233
Transportation Infrastructure	—	6,180,898	—	6,180,898
Water Utilities	—	1,532,362	—	1,532,362
Wireless Telecommunication Services	—	29,361,742	—	29,361,742
Total Common Stocks	$628,277	$1,444,389,399	$—	$1,445,017,676
Futures Contracts	395,002	—	—	395,002
Mutual Fund	350,858	—	—	350,858
Preferred Stocks*	—	7,792,322	—	7,792,322
Repurchase Agreement	—	34,123,968	—	34,123,968
Rights	—	16,127	—	16,127
Total	$1,374,137	$1,486,321,816	$—	$1,487,695,953

*	See Statement of Investments for identification of Fund investments by industry classification.

2011 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Right	Total
Balance as of 12/31/10	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Realized Gains/(Losses)	—	—	—
Net Purchases/(Sales)	—	—	—
Transfers In/(Out) of Level 3	—	—	—
Balance as of 06/30/11	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

34	Semiannual Report 2011

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$395,002
Total		$395,002

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures — Equity contracts	$(699,374)
Total	$(699,374)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$387,768
Total	$387,768

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(d)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment advisor or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$32,257,604	$34,123,968

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

36	Semiannual Report 2011

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.27%
$1.5 billion up to $3 billion	0.26%
$3 billion and more	0.25%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $376,921 for the six months ended June 30, 2011.

2011 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.37% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed fees or expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$59,094	$—	$—	$—	$59,094

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $168,568 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $2,477.

38	Semiannual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the six months ended June 30, 2011, NFS received $32,676 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,741.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,287.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Semiannual Report	39

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $181,678,900 and sales of $20,922,435 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,457,013,656	$169,635,224	$(139,347,929)	$30,287,295

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

40	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	41

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

42	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	43

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

44	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Contniued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	45

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

46	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	47

NVIT Investor Destinations Aggressive Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board

Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

2	Semiannual Report 2011

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Aggressive Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,056.70	2.96	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58
Class VI Shares	Actual		1,000.00	1,055.90	2.96	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Investor Destinations Aggressive Fund
June 30, 2011 (Unaudited)

Asset Allocation
Equity Funds	95.1%
Fixed Income Fund	5.0%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	40.0%
NVIT International Index Fund, Class Y	30.1%
NVIT Mid Cap Index Fund, Class Y	14.9%
NVIT Small Cap Index Fund, Class Y	10.1%
NVIT Bond Index Fund, Class Y	4.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.1%
NVIT International Index Fund, Class Y (a)	14,802,345	$132,036,923
NVIT Mid Cap Index Fund, Class Y (a)	3,291,796	65,342,156
NVIT S&P 500 Index Fund, Class Y (a)	19,123,902	175,366,178
NVIT Small Cap Index Fund, Class Y (a)	4,454,806	44,503,508

Total Equity Funds (cost $413,026,616)		417,248,765

Fixed Income Fund 5.0%
NVIT Bond Index Fund, Class Y (a)	2,064,343	21,634,318

Total Fixed Income Fund (cost $20,984,534)		21,634,318

Total Mutual Funds (cost $434,011,150)		438,883,083

Total Investments (cost $434,011,150) (b)—100.1%		438,883,083

Liabilities in excess of other assets—(0.1)%		(232,347)

NET ASSETS—100.0%		$438,650,736

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $434,011,150)	$438,883,083
Receivable for investments sold	1,040,938
Receivable for capital shares issued	8,139
Prepaid expenses	4,637

Total Assets	439,936,797

Liabilities:
Payable for capital shares redeemed	1,049,077
Accrued expenses and other payables:
Investment advisory fees	46,252
Fund administration fees	11,219
Distribution fees	88,947
Administrative servicing fees	57,703
Accounting and transfer agent fees	3,665
Custodian fees	2,536
Compliance program costs (Note 3)	508
Professional fees	11,210
Printing fees	11,288
Other	3,656

Total Liabilities	1,286,061

Net Assets	$438,650,736

Represented by:
Capital	$462,707,418
Accumulated undistributed net investment income	4,148
Accumulated net realized losses from investment transactions with affiliates	(28,932,763)
Net unrealized appreciation/(depreciation) from investments in affiliates	4,871,933

Net Assets	$438,650,736

Net Assets:
Class II Shares	$432,853,698
Class VI Shares	5,797,038

Total	$438,650,736

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	44,578,756
Class VI Shares	600,423

Total	45,179,179

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.71
Class VI Shares	$9.65

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,860,669
Other income from non-affiliates	272

Total Income	3,860,941

EXPENSES:
Investment advisory fees	295,851
Fund administration fees	71,126
Distribution fees Class II Shares	561,024
Distribution fees Class VI Shares	7,925
Administrative servicing fees Class II Shares	336,616
Administrative servicing fees Class VI Shares	4,755
Professional fees	12,970
Printing fees	9,105
Trustee fees	8,646
Custodian fees	8,871
Accounting and transfer agent fees	690
Compliance program costs (Note 3)	750
Other	5,079

Total expenses before earnings credit	1,323,408

Earnings credit (Note 6)	(1)

Net Expenses	1,323,407

NET INVESTMENT INCOME	2,537,534

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(1,016,160)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,443,356

Net realized/unrealized gains from affiliated investments	23,427,196

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,964,730

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$2,537,534	$6,345,811
Net realized losses from investment transactions	(1,016,160)	(40,359,580)
Net change in unrealized appreciation from investments	24,443,356	94,910,288

Change in net assets resulting from operations	25,964,730	60,896,519

Distributions to Shareholders From:
Net investment income:
Class II	(4,329,979)	(7,654,715)
Class VI	(62,437)	(111,740)

Change in net assets from shareholder distributions	(4,392,416)	(7,766,455)

Change in net assets from capital transactions	(44,395,331)	(87,032,588)

Change in net assets	(22,823,017)	(33,902,524)

Net Assets:
Beginning of period	461,473,753	495,376,277

End of period	$438,650,736	$461,473,753

Accumulated undistributed net investment income at end of period	$4,148	$1,859,030

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$5,106,822	$12,826,764
Dividends reinvested	4,329,979	7,654,715
Cost of shares redeemed	(53,247,616)	(105,336,157)

Total Class II	(43,810,815)	(84,854,678)

Class VI Shares
Proceeds from shares issued	1,501,925	2,259,273
Dividends reinvested	62,437	111,740
Cost of shares redeemed	(2,148,878)	(4,548,923)

Total Class VI	(584,516)	(2,177,910)

Change in net assets from capital transactions	$(44,395,331)	$(87,032,588)

SHARE TRANSACTIONS:
Class II Shares
Issued	527,969	1,496,745
Reinvested	456,588	913,754
Redeemed	(5,521,552)	(12,548,191)

Total Class II Shares	(4,536,995)	(10,137,692)

Class VI Shares
Issued	158,065	272,812
Reinvested	6,618	13,361
Redeemed	(227,406)	(541,120)

Total Class VI Shares	(62,723)	(254,947)

Total change in shares	(4,599,718)	(10,392,639)

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.27	0.05	0.48	0.53	(0.09)	–	(0.09)	–	$9.71	5.67%	$432,853,698	0.58%	1.12%	0.58%	9.29%
Year Ended December 31, 2010(e)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%	$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009(e)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84)%	$439,636,912	0.57%	1.67%	0.57%	21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%	$762,322,072	0.56%	1.60%	0.56%	76.72%
Year Ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	–	$13.51	16.87%	$727,598,847	0.57%	1.56%	0.57%	7.82%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.22	0.05	0.47	0.52	(0.09)	–	(0.09)	–	$9.65	5.59%	$5,797,038	0.58%	1.13%	0.58%	9.29%
Year Ended December 31, 2010(e)	$8.19	0.11	1.06	1.17	(0.14)	–	(0.14)	–	$9.22	14.57%	$6,114,190	0.57%	1.36%	0.57%	7.86%
Year Ended December 31, 2009(e)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89)%	$5,683,529	0.57%	1.55%	0.57%	21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%	$13,867,714	0.55%	1.80%	0.55%	76.72%
Year Ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	–	$13.47	16.92%	$11,389,154	0.56%	1.72%	0.56%	7.82%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$438,883,083	$—	$—	$438,883,083
Total	$438,883,083	$—	$—	$438,883,083
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

12	Semiannual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $750.

14	Semiannual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $341,371 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,982.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $6,007.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2011
Nationwide International Index Fund, Institutional Class	$30,317,870	$365,102	$31,616,498	$280,281	$4,819,955	$—
NVIT Bond Index Fund, Class Y	20,665,983	3,433,708	2,577,971	363,024	113,332	21,634,318
NVIT International Index Fund, Class Y	103,186,677	36,236,303	12,551,860	1,196,489	(3,202,436)	132,036,923
NVIT Mid Cap Index Fund, Class Y	72,238,714	513,846	12,733,914	301,793	(235,941)	65,342,156
NVIT S&P 500 Index Fund, Class Y	185,835,042	2,097,832	21,623,771	1,532,359	(2,386,116)	175,366,178
NVIT Small Cap Index Fund, Class Y	49,496,675	328,092	8,155,943	186,723	(124,954)	44,503,508

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $42,974,883 and sales of $89,259,957 (excluding short-term securities).

16	Semiannual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$457,528,300	$576,712	$(19,221,929)	$(18,645,217)

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT Investor Destinations Balanced Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-BAL (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Balanced Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,038.30	2.93	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58
Class VI Shares	Actual		1,000.00	1,038.30	2.78	0.55
	Hypothetical	[c]	1,000.00	1,022.07	2.76	0.55

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011. multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Investor Destinations Balanced Fund

Asset Allocation
Equity Funds	50.9%
Fixed Income Funds	36.8%
Fixed Contract	9.1%
Money Market Fund	3.2%
Other assets in excess of liabilities‡	0.0%

100.0%

Top Holdings †
NVIT Bond Index Fund, Class Y	29.5%
NVIT S&P 500 Index Fund, Class Y	25.4%
NVIT International Index Fund, Class Y	13.3%
Nationwide Fixed Contract	9.1%
NVIT Mid Cap Index Fund, Class Y	8.1%
NVIT Enhanced Income Fund, Class Y	7.3%
NVIT Small Cap Index Fund, Class Y	4.1%
NVIT Money Market Fund, Class Y	3.2%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 90.9%

	Shares	Market Value

Equity Funds 50.9%
NVIT International Index Fund, Class Y (a)	5,940,513	$52,989,375
NVIT Mid Cap Index Fund, Class Y (a)	1,623,915	32,234,712
NVIT S&P 500 Index Fund, Class Y (a)	11,056,663	101,389,601
NVIT Small Cap Index Fund, Class Y (a)	1,620,911	16,192,902

Total Equity Funds (cost $181,435,445)		202,806,590

Fixed Income Funds 36.8%
NVIT Bond Index Fund, Class Y (a)	11,237,500	117,768,999
NVIT Enhanced Income Fund, Class Y (a)	2,944,081	29,116,965

Total Fixed Income Funds (cost $147,175,587)		146,885,964

Money Market Fund 3.2%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	12,942,212	12,942,212

Total Money Market Fund (cost $12,942,212)		12,942,212

Total Mutual Funds (cost $341,553,244)		362,634,766

Fixed Contract 9.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$36,299,770	$36,299,770

Total Fixed Contract (cost $36,299,770)		36,299,770

Total Investments (cost $377,853,014) (d) — 100.0%		398,934,536
Other assets in excess of liabilities — 0.0%‡		43,274

NET ASSETS — 100.0%		$398,977,810

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $377,853,014)	$398,934,536
Cash	208
Receivable for capital shares issued	2,500,067
Prepaid expenses	3,415

Total Assets	401,438,226

Liabilities:
Payable for investments purchased	2,268,644
Payable for capital shares redeemed	184
Accrued expenses and other payables:
Investment advisory fees	40,944
Fund administration fees	10,296
Distribution fees	78,739
Administrative servicing fees	44,208
Accounting and transfer agent fees	913
Trustee fees	765
Custodian fees	302
Compliance program costs (Note 3)	252
Professional fees	7,889
Printing fees	5,659
Other	1,621

Total Liabilities	2,460,416

Net Assets	$398,977,810

Represented by:
Capital	$373,498,558
Accumulated distributions in excess of net investment income	(6,693)
Accumulated net realized gains from investment transactions with affiliates	4,404,423
Net unrealized appreciation/(depreciation) from investments in affiliates	21,081,522

Net Assets	$398,977,810

Net Assets:
Class II Shares	$398,544,612
Class VI Shares	433,198

Total	$398,977,810

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	29,902,977
Class VI Shares	32,498

Total	29,935,475

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.33
Class VI Shares	$13.33

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,643,357
Interest income from affiliates	454,307
Other income from non-affiliates	211

Total Income	4,097,875

EXPENSES:
Investment advisory fees	219,031
Fund administration fees	58,008
Distribution fees Class II Shares	420,640
Distribution fees Class VI Shares	579
Administrative servicing fees Class II Shares	252,385
Administrative servicing fees Class VI Shares	272
Professional fees	16,289
Printing fees	6,259
Trustee fees	4,041
Custodian fees	4,929
Accounting and transfer agent fees	55
Compliance program costs (Note 3)	645
Other	3,628

Total expenses before earnings credit	986,761

Earnings credit (Note 6)	(1)

Net Expenses	986,760

NET INVESTMENT INCOME	3,111,115

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	3,877,165
Net change in unrealized appreciation/(depreciation) from investments in affiliates	5,098,418

Net realized/unrealized gains from affiliated investments	8,975,583

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,086,698

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$3,111,115	$2,925,891
Net realized gains from investment transactions	3,877,165	1,071,744
Net change in unrealized appreciation from investments	5,098,418	14,054,761

Change in net assets resulting from operations	12,086,698	18,052,396

Distributions to Shareholders From:
Net investment income:
Class II	(4,349,651)	(1,872,351)
Class VI(a)	(5,892)	(2,143)
Net realized gains:
Class II	–	(456,103)
Class VI(a)	–	(892)

Change in net assets from shareholder distributions	(4,355,543)	(2,331,489)

Change in net assets from capital transactions	107,366,793	206,607,329

Change in net assets	115,097,948	222,328,236

Net Assets:
Beginning of period	283,879,862	61,551,626

End of period	$398,977,810	$283,879,862

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(6,693)	$1,237,735

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$103,923,080	$207,233,027
Dividends reinvested	4,349,651	2,328,454
Cost of shares redeemed	(737,125)	(3,516,194)

Total Class II	107,535,606	206,045,287

Class VI Shares
Proceeds from shares issued	35,094	588,488	(a)
Dividends reinvested	5,892	3,035	(a)
Cost of shares redeemed	(209,799)	(29,481	)(a)

Total Class VI	(168,813)	562,042	(a)

Change in net assets from capital transactions	$107,366,793	$206,607,329

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

2011 Semiannual Report	9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class II Shares
Issued	7,822,348	16,786,300
Reinvested	330,834	188,488
Redeemed	(55,650)	(286,762)

Total Class II Shares	8,097,532	16,688,026

Class VI Shares
Issued	2,641	47,570	(a)
Reinvested	448	244	(a)
Redeemed	(15,953)	(2,452	)(a)

Total Class VI Shares	(12,864)	45,362	(a)

Total change in shares	8,084,668	16,733,388

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$12.99	0.12	0.38	0.50	(0.16)	–	(0.16)	–	$13.33	3.83%	$398,544,612	0.58%	1.84%	0.58%	4.60%
Year Ended December 31, 2010(e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	–	$12.99	9.81%	$283,290,549	0.61%	2.00%	0.61%	4.07%
Period Ended December 31, 2009(e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	–	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$12.99	0.12	0.38	0.50	(0.16)	–	(0.16)	–	$13.33	3.83%	$433,198	0.55%	1.76%	0.55%	4.60%
Period Ended December 31, 2010(e)(g)	$12.47	0.22	0.45	0.67	(0.12)	(0.03)	(0.15)	–	$12.99	5.51%	$589,313	0.51%	2.59%	0.51%	4.07%

Amounts designated as “—” are zero or have been rounded to zero.

(a) Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

12	Semiannual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$36,299,770	$—	$36,299,770
Mutual Funds	362,634,766	—	—	362,634,766
Total	$362,634,766	$36,299,770	$—	$398,934,536

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2010 remain subject to examination by the Internal Revenue Service.

14	Semiannual Report 2011

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2009 (a)	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$14,393	$—	$—	$14,393

(a)	For the period March 25, 2009 (commencement of operations) to December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $645.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

16	Semiannual Report 2011

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $252,657 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each of the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,125.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $244.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value June 30, 2011
Nationwide Fixed Contract	$21,166,503	$14,691,571	$12,973	$454,307	$–	$36,299,770
NVIT Bond Index Fund, Class Y	80,726,836	36,554,499	48,650	1,887,754	1,279	117,768,999
NVIT Enhanced Index Fund, Class Y	20,361,768	8,872,659	12,162	205,974	(187)	29,116,965
NVIT International Index Fund, Class Y	34,369,025	16,861,814	19,460	538,661	5,210	52,989,375
NVIT Mid Cap Index Fund, Class Y	30,613,071	10,276,978	11,016,217	167,642	2,964,967	32,234,712
NVIT Money Market Fund, Class Y	12,420,068	4,529,441	4,007,297	–	–	12,942,212
NVIT S&P 500 Index Fund, Class Y	74,306,612	26,354,371	3,040,542	798,751	903,973	101,389,601
NVIT Small Cap Index Fund, Class Y	9,393,530	6,167,705	4,865	44,575	1,923	16,192,902

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $124,309,038 and sales of $18,162,166 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

18	Semiannual Report 2011

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$377,858,139	$21,366,088	$(289,691)	$21,076,397

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit agreement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	19

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Semiannual Report 2011

NVIT Investor Destinations Capital

Appreciation Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CAP (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Capital Appreciation Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual	1,000.00	1,047.50	2.94	0.58
	Hypothetical[c]	1,000.00	1,021.92	2.91	0.58
Class VI Shares	Actual	1,000.00	1,046.80	2.84	0.56
	Hypothetical[c]	1,000.00	1,022.02	2.81	0.56

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation
Equity Funds	70.7%
Fixed Income Funds	23.5%
Fixed Contract	4.8%
Money Market Fund	1.0%
Liabilities in excess of other assets‡	0.0%

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	33.3%
NVIT International Index Fund, Class Y	20.3%
NVIT Bond Index Fund, Class Y	18.5%
NVIT Mid Cap Index Fund, Class Y	11.1%
NVIT Small Cap Index Fund, Class Y	6.0%
NVIT Enhanced Income Fund, Class Y	5.0%
Nationwide Fixed Contract	4.8%
NVIT Money Market Fund, Class Y	1.0%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.2%

	Shares	Market Value

Equity Funds 70.7%
NVIT International Index Fund, Class Y (a)	16,450,912	$146,742,133
NVIT Mid Cap Index Fund, Class Y (a)	4,025,576	79,907,675
NVIT S&P 500 Index Fund, Class Y (a)	26,224,432	240,478,037
NVIT Small Cap Index Fund, Class Y (a)	4,363,405	43,590,419

Total Equity Funds (cost $462,668,869)		510,718,264

Fixed Income Funds 23.5%
NVIT Bond Index Fund, Class Y (a)	12,803,737	134,183,168
NVIT Enhanced Income Fund, Class Y (a)	3,632,075	35,921,222

Total Fixed Income Funds (cost $170,167,783)		170,104,390

Money Market Fund 1.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	6,893,965	6,893,965

Total Money Market Fund (cost $6,893,965)		6,893,965

Total Mutual Funds (cost $639,730,617)		687,716,619

Fixed Contract 4.8%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$35,014,981	$35,014,981

Total Fixed Contract (cost $35,014,981)		35,014,981

Total Investments (cost $674,745,598) (d)—100.0%		722,731,600

Liabilities in excess of other assets—0.0%‡		(212,974)

NET ASSETS—100.0%		$722,518,626

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $674,745,598)	$722,731,600
Cash	580
Receivable for capital shares issued	2,323,106
Prepaid expenses	5,443

Total Assets	725,060,729

Liabilities:
Payable for investments purchased	2,206,457
Payable for capital shares redeemed	519
Accrued expenses and other payables:
Investment advisory fees	73,665
Fund administration fees	15,913
Distribution fees	141,666
Administrative servicing fees	79,332
Accounting and transfer agent fees	1,297
Custodian fees	3,127
Compliance program costs (Note 3)	392
Professional fees	10,030
Printing fees	6,772
Other	2,933

Total Liabilities	2,542,103

Net Assets	$722,518,626

Represented by:
Capital	$667,077,948
Accumulated distributions in excess of net investment income	(20,217)
Accumulated net realized gains from investment transactions with affiliates	7,474,893
Net unrealized appreciation/(depreciation) from investments in affiliates	47,986,002

Net Assets	$722,518,626

Net Assets:
Class II Shares	$722,107,072
Class VI Shares	411,554

Total	$722,518,626

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	48,929,666
Class VI Shares	27,881

Total	48,957,547

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.76
Class VI Shares	$14.76

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$6,230,680
Interest income from affiliates	409,372
Other income from non-affiliates	366

Total Income	6,640,418

EXPENSES:
Investment advisory fees	376,024
Fund administration fees	84,762
Distribution fees Class II Shares	722,393
Distribution fees Class VI Shares	738
Administrative servicing fees Class II Shares	433,438
Administrative servicing fees Class VI Shares	402
Professional fees	23,339
Printing fees	4,917
Trustee fees	6,970
Custodian fees	10,914
Accounting and transfer agent fees	91
Compliance program costs (Note 3)	1,114
Other	5,317

Total expenses before earnings credit	1,670,419

Earnings credit (Note 6)	(1)

Net Expenses	1,670,418

NET INVESTMENT INCOME	4,970,000
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	6,786,159
Net change in unrealized appreciation/(depreciation) from investments in affiliates	12,161,217

Net realized/unrealized gains from affiliated investments	18,947,376

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,917,376

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$4,970,000	$4,616,433
Net realized gains from investment transactions	6,786,159	1,299,229
Net change in unrealized appreciation from investments	12,161,217	30,755,994

Change in net assets resulting from operations	23,917,376	36,671,656

Distributions to Shareholders From:
Net investment income:
Class II	(6,871,566)	(2,919,736)
Class VI(a)	(3,170)	(1,426)
Net realized gains:
Class II	–	(675,831)
Class VI(a)	–	(327)

Change in net assets from shareholder distributions	(6,874,736)	(3,597,320)

Change in net assets from capital transactions	270,295,380	284,683,379

Change in net assets	287,338,020	317,757,715

Net Assets:
Beginning of period	435,180,606	117,422,891

End of period	$722,518,626	$435,180,606

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(20,217)	$1,884,519

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$269,650,245	$282,183,749
Dividends reinvested	6,871,566	3,595,567
Cost of shares redeemed	(6,387,501)	(1,308,049)

Total Class II	270,134,310	284,471,267

Class VI Shares(a)
Proceeds from shares issued	915,413	276,273
Dividends reinvested	3,170	1,753
Cost of shares redeemed	(757,513)	(65,914)

Total Class VI	161,070	212,112

Change in net assets from capital transactions	$270,295,380	$284,683,379

SHARE TRANSACTIONS:
Class II Shares
Issued	18,358,863	21,273,810
Reinvested	474,172	271,904
Redeemed	(439,582)	(101,729)

Total Class II Shares	18,393,453	21,443,985

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

2011 Semiannual Report	9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class VI Shares(a)
Issued	62,767	21,250
Reinvested	219	132
Redeemed	(51,632)	(4,855)

Total Class VI Shares	11,354	16,527

Total change in shares	18,404,807	21,460,512

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

Amounts designated as “—“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$14.24	0.12	0.56	0.68	(0.16)	–	(0.16)	–	$14.76	4.75%	$722,107,072	0.58%	1.71%	0.58%	5.43%
Year Ended December 31, 2010(e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	–	$14.24	12.03%	$434,945,360	0.59%	1.91%	0.59%	2.76%
Period Ended December 31, 2009(e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	–	$12.91	31.81%	$117,422,891	0.60%	3.10%	0.63%	9.87%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$14.23	0.06	0.61	0.67	(0.14)	–	(0.14)	–	$14.76	4.68%	$411,554	0.56%	0.75%	0.56%	5.43%
Period Ended December 31, 2010(e)(g)	$13.49	0.20	0.70	0.90	(0.13)	(0.03)	(0.16)	–	$14.23	14.23%	$235,246	0.74%	2.21%	0.50%	2.76%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2010 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12	Semiannual Report 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$687,716,619	$—	$—	$687,716,619
Fixed Contract	—	35,014,981	—	35,014,981
Total	$687,716,619	$35,014,981	$—	$722,731,600
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

14	Semiannual Report 2011

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2009 (a)	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$9,592	$—	$—	$9,592
(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,114.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $433,840 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating

16	Semiannual Report 2011

expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $311.

For the year ended December 31, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2011
Nationwide Fixed Contract	$17,365,336	$17,492,529	$252,605	$409,372	$–	$35,014,981
NVIT Bond Index Fund, Class Y	81,086,146	55,633,938	3,188,727	2,198,149	135,911	134,183,168
NVIT Enhanced Index Fund, Class Y	16,356,038	19,903,180	237,745	191,335	(4,581)	35,921,222
NVIT International Index Fund, Class Y	86,319,831	57,128,944	1,188,727	1,569,719	225,722	146,742,133
NVIT Mid Cap Index Fund, Class Y	59,944,767	34,943,625	19,772,673	377,004	5,801,763	79,907,675
NVIT Money Market Fund, Class Y	7,280,687	4,717,291	5,104,014	–	–	6,893,965
NVIT S&P 500 Index Fund, Class Y	143,329,345	91,585,822	1,901,964	1,767,624	524,862	240,478,037
NVIT Small Cap Index Fund, Class Y	23,590,569	18,640,093	297,182	126,849	102,482	43,590,419

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $300,045,422 and sales of $31,943,637 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Underlying Funds invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$674,750,835	$48,186,157	$(205,392)	$47,980,765

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

20	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

NVIT Investor Destinations Conservative Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Conservative Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,024.70	2.91	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58
Class VI Shares	Actual		1,000.00	1,023.80	2.91	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Investor Destinations Conservative Fund
June 30, 2011 (Unaudited)

Asset Allocation
Fixed Income Funds	53.6%
Equity Funds	20.5%
Fixed Contract	17.9%
Money Market Fund	8.0%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †
NVIT Bond Index Fund, Class Y	39.7%
Nationwide Fixed Contract	17.9%
NVIT Enhanced Income Fund, Class Y	13.9%
NVIT S&P 500 Index Fund, Class Y	12.3%
NVIT Money Market Fund, Class Y	8.0%
NVIT International Index Fund, Class Y	5.1%
NVIT Mid Cap Index Fund, Class Y	3.1%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 82.1%

	Shares	Market Value

Equity Funds 20.5%
NVIT International Index Fund, Class Y (a)	3,139,662	$28,005,782
NVIT Mid Cap Index Fund, Class Y (a)	842,332	16,720,289
NVIT S&P 500 Index Fund, Class Y (a)	7,254,360	66,522,477

Total Equity Funds (cost $88,215,769)		111,248,548

Fixed Income Funds 53.6%
NVIT Bond Index Fund, Class Y (a)	20,515,785	215,005,427
NVIT Enhanced Income Fund, Class Y (a)	7,620,718	75,368,899

Total Fixed Income Funds (cost $286,842,318)		290,374,326

Money Market Fund 8.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	43,178,531	43,178,531

Total Money Market Fund (cost $43,178,531)		43,178,531

Total Mutual Funds (cost $418,236,618)		444,801,405

Fixed Contract 17.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$96,790,831	$96,790,831

Total Fixed Contract (cost $96,790,831)		96,790,831

Total Investments (cost $515,027,449) (d)—100.0%		541,592,236
Liabilities in excess of other assets—0.0%‡		(130,957)

NET ASSETS—100.0%		$541,461,279

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $515,027,449)	$541,592,236
Receivable for capital shares issued	1,249,580
Prepaid expenses	4,135

Total Assets	542,845,951

Liabilities:
Payable for investments purchased	284,966
Payable for capital shares redeemed	827,366
Accrued expenses and other payables:
Investment advisory fees	57,146
Fund administration fees	13,086
Distribution fees	109,897
Administrative servicing fees	65,707
Accounting and transfer agent fees	3,179
Custodian fees	2,843
Compliance program costs (Note 3)	251
Professional fees	8,897
Printing fees	8,915
Other	2,419

Total Liabilities	1,384,672

Net Assets	$541,461,279

Represented by:
Capital	$505,821,625
Accumulated distributions in excess of net investment income	(2,367)
Accumulated net realized gains from investment transactions with affiliates	9,077,234
Net unrealized appreciation/(depreciation) from investments in affiliates	26,564,787

Net Assets	$541,461,279

Net Assets:
Class II Shares	$522,790,540
Class VI Shares	18,670,739

Total	$541,461,279

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	50,859,183
Class VI Shares	1,824,818

Total	52,684,001

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.28
Class VI Shares	$10.23

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,414,301
Interest income from affiliates	1,607,801
Interest income from non-affiliates	314

Total Income	7,022,416

EXPENSES:
Investment advisory fees	333,462
Fund administration fees	77,527
Distribution fees Class II Shares	618,413
Distribution fees Class VI Shares	22,865
Administrative servicing fees Class II Shares	371,050
Administrative servicing fees Class VI Shares	13,719
Professional fees	17,755
Printing fees	5,799
Trustee fees	8,600
Custodian fees	9,838
Accounting and transfer agent fees	210
Compliance program costs (Note 3)	1,090
Other	5,408

Total expenses before earnings credit	1,485,736

Earnings credit (Note 6)	(3)

Total Expenses	1,485,733

NET INVESTMENT INCOME	5,536,683

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	7,128,298
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(287,455)

Net realized/unrealized gains from affiliated investments	6,840,843

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,377,526

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$5,536,683	$9,426,024
Net realized gains from investment transactions	7,128,298	451,433
Net change in unrealized appreciation/(depreciation) from investments	(287,455)	16,657,695

Change in net assets resulting from operations	12,377,526	26,535,152

Distributions to Shareholders From:
Net investment income:
Class II	(7,768,246)	(9,423,161)
Class VI	(303,001)	(412,983)
Net realized gains:
Class II	–	(1,155,091)
Class VI	–	(63,810)

Change in net assets from shareholder distributions	(8,071,247)	(11,055,045)

Change in net assets from capital transactions	31,680,675	89,010,148

Change in net assets	35,986,954	104,490,255

Net Assets:
Beginning of period	505,474,325	400,984,070

End of period	$541,461,279	$505,474,325

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,367)	$2,532,197

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$58,110,526	$134,185,672
Dividends reinvested	7,768,246	10,578,252
Cost of shares redeemed	(35,258,390)	(60,823,565)

Total Class II	30,620,382	83,940,359

Class VI Shares
Proceeds from shares issued	4,302,915	18,888,949
Dividends reinvested	303,001	476,793
Cost of shares redeemed	(3,545,623)	(14,295,953)

Total Class VI	1,060,293	5,069,789

Change in net assets from capital transactions	$31,680,675	$89,010,148

SHARE TRANSACTIONS:
Class II Shares
Issued	5,642,028	13,464,466
Reinvested	761,131	1,067,208
Redeemed	(3,428,627)	(6,080,291)

Total Class II Shares	2,974,532	8,451,383

Class VI Shares
Issued	419,509	1,911,094
Reinvested	29,837	48,341
Redeemed	(346,044)	(1,445,519)

Total Class VI Shares	103,302	513,916

Total change in shares	3,077,834	8,965,299

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.19	0.11	0.14	0.25	(0.16)	–	(0.16)	–	$10.28	2.47%		$522,790,540	0.58%	2.16%	0.58%	9.91%
Year Ended December 31, 2010(e)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%		$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended December 31, 2009(e)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%		$389,117,123	0.57%	2.55%	0.57%	42.55%
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02%	)	$338,713,566	0.56%	3.04%	0.56%	24.69%
Year Ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	–	$10.40	5.38%		$309,288,876	0.57%	3.52%	0.57%	101.35%
Year Ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	–	$10.46	6.16%		$304,610,311	0.57%	3.10%	0.57%	45.93%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.15	0.11	0.13	0.24	(0.16)	–	(0.16)	–	$10.23	2.38%		$18,670,739	0.58%	2.14%	0.58%	9.91%
Year Ended December 31, 2010(e)	$9.83	0.22	0.36	0.58	(0.23)	(0.03)	(0.26)	–	$10.15	5.93%		$17,466,628	0.58%	2.20%	0.58%	11.91%
Year Ended December 31, 2009(e)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	–	$9.83	9.25%		$11,866,947	0.57%	2.64%	0.57%	42.55%
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17%	)	$7,583,478	0.55%	3.14%	0.55%	24.69%
Year Ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	–	$10.36	5.43%		$5,409,132	0.56%	3.58%	0.56%	101.35%
Year Ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	–	$10.43	6.13%		$5,941,683	0.57%	3.13%	0.57%	45.93%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

12	Semiannual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$96,790,831	$—	$96,790,831
Mutual Funds	444,801,405	—	—	444,801,405
Total	$444,801,405	$96,790,831	$—	$541,592,236
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the values of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

14	Semiannual Report 2011

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,090.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $384,769 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,989.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $14,435.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

5.   Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2011
Nationwide Fixed Contract	$90,163,672	$9,972,933	$4,954,534	$1,607,801	$–	$96,790,831
NVIT Bond Index Fund, Class Y	196,340,984	28,610,203	11,010,076	3,785,103	448,375	215,005,427
NVIT Enhanced Income Fund, Class Y	79,513,487	8,558,301	12,372,601	665,871	(179,323)	75,368,899
NVIT International Index Fund, Class Y	26,334,630	2,816,997	2,376,260	338,859	152,887	28,005,782
NVIT Mid Cap Index Fund, Class Y	28,428,880	2,570,403	16,344,831	129,875	6,768,913	16,720,289
NVIT Money Market Fund, Class Y	29,850,096	15,011,375	1,682,940	–	–	43,178,531
NVIT S&P 500 Index Fund, Class Y	55,007,385	11,488,478	2,783,948	494,593	(62,554)	66,522,477

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

16	Semiannual Report 2011

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $79,028,690 and sales of $51,525,190 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$528,193,378	$14,585,383	$(1,186,525)	$13,398,858

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT Investor Destinations Moderate Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

2	Semiannual Report 2011

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Moderate Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,042.60	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class VI Shares	Actual		1,000.00	1,041.80	2.89	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Investor Destinations Moderate Fund

Asset Allocation
Equity Funds	60.8%
Fixed Income Funds	29.9%
Fixed Contract	6.9%
Money Market Fund	2.5%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	29.3%
NVIT Bond Index Fund, Class Y	23.4%
NVIT International Index Fund, Class Y	16.3%
NVIT Mid Cap Index Fund, Class Y	10.1%
Nationwide Fixed Contract	6.9%
NVIT Enhanced Income Fund, Class Y	6.4%
NVIT Small Cap Index Fund, Class Y	5.1%
NVIT Money Market Fund, Class Y	2.5%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 93.2%

	Shares	Market Value

Equity Funds 60.8%
NVIT International Index Fund, Class Y (a)	55,729,269	$497,105,081
NVIT Mid Cap Index Fund, Class Y (a)	15,496,554	307,606,598
NVIT S&P 500 Index Fund, Class Y (a)	97,592,976	894,927,589
NVIT Small Cap Index Fund, Class Y (a)	15,691,061	156,753,698

Total Equity Funds (cost $1,677,951,286)		1,856,392,966

Fixed Income Funds 29.9%
NVIT Bond Index Fund, Class Y (a)	68,411,781	716,955,467
NVIT Enhanced Income Fund, Class Y (a)	19,703,705	194,869,639

Total Fixed Income Funds (cost $888,840,934)		911,825,106

Money Market Fund 2.5%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	75,398,073	75,398,073

Total Money Market Fund (cost $75,398,073)		75,398,073

Total Mutual Funds (cost $2,642,190,293)		2,843,616,145

Fixed Contract 6.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$211,086,076	$211,086,076

Total Fixed Contract (cost $211,086,076)		211,086,076

Total Investments (cost $2,853,276,369) (d) — 100.1%		3,054,702,221

Liabilities in excess of other assets —(0.1)%		(1,904,412)

NET ASSETS — 100.0%		$3,052,797,809

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,853,276,369)	$3,054,702,221
Cash	28
Interest and dividends receivable	8,879
Receivable for investments sold	5,482,178
Receivable for capital shares issued	50,851
Prepaid expenses	23,732

Total Assets	3,060,267,889

Liabilities:
Payable for capital shares redeemed	5,945,666
Accrued expenses and other payables:
Investment advisory fees	322,553
Fund administration fees	59,211
Distribution fees	620,301
Administrative servicing fees	392,546
Accounting and transfer agent fees	20,248
Custodian fees	18,697
Compliance program costs (Note 3)	2,752
Professional fees	37,980
Printing fees	26,273
Other	23,853

Total Liabilities	7,470,080

Net Assets	$3,052,797,809

Represented by:
Capital	$2,916,174,674
Accumulated undistributed net investment income	13,728
Accumulated net realized losses from investment transactions with affiliates	(64,816,445)
Net unrealized appreciation/(depreciation) from investments in affiliates	201,425,852

Net Assets	$3,052,797,809

Net Assets:
Class II Shares	$3,029,583,644
Class VI Shares	23,214,165

Total	$3,052,797,809

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	278,674,259
Class VI Shares	2,146,525

Total	280,820,784

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.87
Class VI Shares	$10.81

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$30,258,116
Interest income from affiliates	3,252,957
Other income from non-affiliates	2,731

Total Income	33,513,804

EXPENSES:
Investment advisory fees	1,985,246
Fund administration fees	358,830
Distribution fees Class II Shares	3,788,843
Distribution fees Class VI Shares	28,977
Administrative servicing fees Class II Shares	2,273,317
Administrative servicing fees Class VI Shares	17,386
Professional fees	69,243
Printing fees	9,420
Trustee fees	54,622
Custodian fees	58,388
Accounting and transfer agent fees	1,193
Compliance program costs (Note 3)	5,537
Other	21,060

Total expenses before earnings credit	8,672,062

Earnings credit (Note 6)	(7)

Total Expenses	8,672,055

NET INVESTMENT INCOME	24,841,749

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(19,836,083)
Net realized gains from investment transactions with non-affiliates	30,278

Net realized losses from affiliated and non-affiliated investments	(19,805,805)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	124,741,654
Net realized/unrealized gains from affiliated investments	104,935,849

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$129,777,598

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$24,841,749	$49,507,581
Net realized losses from investment transactions	(19,805,805)	(24,215,433)
Net change in unrealized appreciation from investments	124,741,654	272,792,576

Change in net assets resulting from operations	129,777,598	298,084,724

Distributions to Shareholders From:
Net investment income:
Class II	(38,342,650)	(54,731,468)
Class VI	(290,687)	(448,586)

Change in net assets from shareholder distributions	(38,633,337)	(55,180,054)

Change in net assets from capital transactions	(85,359,249)	29,472,012

Change in net assets	5,785,012	272,376,682

Net Assets:
Beginning of period	3,047,012,797	2,774,636,115

End of period	$3,052,797,809	$3,047,012,797

Accumulated undistributed net investment income at end of period	$13,728	$13,805,316

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$37,816,671	$164,435,055
Dividends reinvested	38,342,650	54,731,468
Cost of shares redeemed	(160,350,215)	(190,845,840)

Total Class II	(84,190,894)	28,320,683

Class VI Shares
Proceeds from shares issued	1,931,044	7,836,406
Dividends reinvested	290,687	448,586
Cost of shares redeemed	(3,390,086)	(7,133,663)

Total Class VI	(1,168,355)	1,151,329

Change in net assets from capital transactions	$(85,359,249)	$29,472,012

SHARE TRANSACTIONS:
Class II Shares
Issued	3,487,733	16,603,132
Reinvested	3,583,425	5,556,877
Redeemed	(14,826,335)	(19,265,117)

Total Class II Shares	(7,755,177)	2,894,892

Class VI Shares
Issued	179,176	798,792
Reinvested	27,320	45,780
Redeemed	(314,802)	(735,523)

Total Class VI Shares	(108,306)	109,049

Total change in shares	(7,863,483)	3,003,941

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Opera tions	Net Investment Income	Net Realized Gains	Total Distribu tions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets (b) (c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.56	0.09	0.36	0.45	(0.14)	–	(0.14)	–	$10.87	4.26%		$3,029,583,644	0.57%	1.63%	0.57%	5.44%
Year Ended December 31, 2010(e)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%		$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(e)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%		$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(f)
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	–	$8.46	(23.20%	)	$2,215,598,246	0.56%	2.41%	0.56%	19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	–	$12.44	5.66%		$2,982,977,086	0.55%	2.54%	0.55%	75.27%
Year Ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	–	$12.28	11.35%		$2,503,357,787	0.57%	2.32%	0.57%	5.69%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.50	0.09	0.36	0.45	(0.14)	–	(0.14)	–	$10.81	4.18%		$23,214,165	0.57%	1.61%	0.57%	5.44%
Year Ended December 31, 2010(e)	$9.67	0.17	0.85	1.02	(0.19)	–	(0.19)	–	$10.50	10.86%		$23,677,715	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(e)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	–	$9.67	19.37%		$20,742,579	0.56%	2.26%	0.56%	22.60%	(f)
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	–	$8.41	(23.37%	)	$17,324,448	0.56%	2.43%	0.56%	19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	–	$12.40	5.70%		$23,169,643	0.55%	2.51%	0.55%	75.27%
Year Ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	–	$12.25	11.44%		$21,037,825	0.56%	2.30%	0.56%	5.69%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered fixed interest contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

12	Semiannual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$211,086,076	$—	$211,086,076
Mutual Funds	2,843,616,145	—	—	2,843,616,145
Total	$2,843,616,145	$211,086,076	$—	$3,054,702,221
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

14	Semiannual Report 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $5,537.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $2,290,703 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,380.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,836.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2011
Nationwide Fixed Contract	$188,999,844	$28,986,959	$10,155,763	$3,252,957	$–	$211,086,076
NVIT Bond Index Fund, Class Y	708,018,912	41,818,803	36,898,457	13,014,811	1,602,718	716,955,467
NVIT Enhanced Income Fund, Class Y	172,175,706	32,289,856	8,928,477	1,376,898	(68,874)	194,869,639
NVIT International Index Fund, Class Y	457,218,116	40,860,457	22,296,581	5,578,061	(6,905,056)	497,105,081
NVIT Mid Cap Index Fund, Class Y	329,050,564	2,956,042	48,798,760	1,434,445	(834,858)	307,606,598
NVIT Money Market Fund, Class Y	71,717,364	7,380,399	3,699,690	–	–	75,398,073
NVIT S&P 500 Index Fund, Class Y	953,411,359	12,759,024	117,297,837	8,194,233	(13,318,017)	894,927,589
NVIT Small Cap Index Fund, Class Y	168,952,688	1,420,466	23,399,380	659,668	(311,996)	156,753,698

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $168,472,006 and sales of $271,474,945 (excluding short-term securities).

16	Semiannual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,924,331,674	$133,052,971	$(2,682,424)	$130,370,547

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT Investor Destinations Moderately Aggressive Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Moderately Aggressive Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual	1,000.00	1,051.50	2.90	0.57
	Hypothetical[c]	1,000.00	1,021.97	2.86	0.57
Class VI Shares	Actual	1,000.00	1,051.80	2.90	0.57
	Hypothetical[c]	1,000.00	1,021.97	2.86	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Investor Destinations Moderately Aggressive Fund
June 30, 2011 (Unaudited)

Asset Allocation
Equity Funds	80.6%
Fixed Income Funds	17.1%
Fixed Contract	2.4%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	35.1%
NVIT International Index Fund, Class Y	25.3%
NVIT Bond Index Fund, Class Y	14.6%
NVIT Mid Cap Index Fund, Class Y	12.1%
NVIT Small Cap Index Fund, Class Y	8.0%
NVIT Enhanced Income Fund, Class Y	2.5%
Nationwide Fixed Contract	2.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%

	Shares	Market Value

Equity Funds 80.6%
NVIT International Index Fund, Class Y (a)	52,126,506	$464,968,432
NVIT Mid Cap Index Fund, Class Y (a)	11,175,346	221,830,615
NVIT S&P 500 Index Fund, Class Y (a)	70,423,577	645,784,200
NVIT Small Cap Index Fund, Class Y (a)	14,797,549	147,827,513

Total Equity Funds (cost $1,437,223,912)		1,480,410,760

Fixed Income Funds 17.1%
NVIT Bond Index Fund, Class Y (a)	25,599,651	268,284,343
NVIT Enhanced Income Fund, Class Y (a)	4,559,645	45,094,891

Total Fixed Income Funds (cost $305,141,482)		313,379,234

Total Mutual Funds (cost $1,742,365,394)		1,793,789,994

Fixed Contract 2.4%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(b)	$44,790,074	$44,790,074

Total Fixed Contract (cost $44,790,074)		44,790,074

Total Investments (cost $1,787,155,468) (c)—100.1%		1,838,580,068

Liabilities in excess of other assets—(0.1)%		(951,344)

NET ASSETS—100.0%		$1,837,628,724

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,787,155,468)	$1,838,580,068
Receivable for investments sold	1,596,451
Receivable for capital shares issued	541,436
Prepaid expenses	18,166

Total Assets	1,840,736,121

Liabilities:
Payable for capital shares redeemed	2,178,821
Accrued expenses and other payables:
Investment advisory fees	193,509
Fund administration fees	36,480
Distribution fees	372,137
Administrative servicing fees	235,786
Accounting and transfer agent fees	12,461
Custodian fees	10,026
Compliance program costs (Note 3)	1,964
Professional fees	27,139
Printing fees	20,418
Other	18,655

Total Liabilities	3,107,396

Net Assets	$1,837,628,725

Represented by:
Capital	$1,868,139,400
Accumulated undistributed net investment income	12,000
Accumulated net realized losses from investment transactions with affiliates	(81,947,275)
Net unrealized appreciation/(depreciation) from investments in affiliates	51,424,600

Net Assets	$1,837,628,725

Net Assets:
Class II Shares	$1,827,929,588
Class VI Shares	9,699,137

Total	$1,837,628,725

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	169,071,645
Class VI Shares	902,395

Total	169,974,040

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.81
Class VI Shares	$10.75

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$17,679,505
Interest income from affiliates	742,433
Other income from non-affiliates	1,129

Total Income	18,423,067

EXPENSES:
Investment advisory fees	1,217,698
Fund administration fees	228,093
Distribution fees Class II Shares	2,329,236
Distribution fees Class VI Shares	12,515
Administrative servicing fees Class II Shares	1,397,548
Administrative servicing fees Class VI Shares	7,509
Professional fees	43,411
Printing fees	8,326
Trustee fees	34,356
Custodian fees	36,106
Accounting and transfer agent fees	1,389
Compliance program costs (Note 3)	3,191
Other	15,601

Total expenses before earnings credit	5,334,979

Earnings credit (Note 6)	(1)

Total Expenses	5,334,978

NET INVESTMENT INCOME	13,088,089

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(21,566,684)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	105,367,110

Net realized/unrealized gains from affiliated investments	83,800,426

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$96,888,515

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$13,088,089	$28,934,020
Net realized losses from investment transactions	(21,566,684)	(60,271,999)
Net change in unrealized appreciation from investments	105,367,110	249,682,397

Change in net assets resulting from operations	96,888,515	218,344,418

Distributions to Shareholders From:
Net investment income:
Class II	(21,226,859)	(33,365,083)
Class VI	(113,074)	(208,404)

Change in net assets from shareholder distributions	(21,339,933)	(33,573,487)

Change in net assets from capital transactions	(126,393,979)	(137,965,494)

Change in net assets	(50,845,397)	46,805,437

Net Assets:
Beginning of period	1,888,474,122	1,841,668,685

End of period	$1,837,628,725	$1,888,474,122

Accumulated undistributed net investment income at end of period	$12,000	$8,263,844

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$13,045,840	$59,574,150
Dividends reinvested	21,226,859	33,365,083
Cost of shares redeemed	(159,659,579)	(228,947,370)

Total Class II	(125,386,880)	(136,008,137)

Class VI Shares
Proceeds from shares issued	473,246	2,734,447
Dividends reinvested	113,074	208,404
Cost of shares redeemed	(1,593,419)	(4,900,208)

Total Class VI	(1,007,099)	(1,957,357)

Change in net assets from capital transactions	$(126,393,979)	$(137,965,494)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,215,840	6,271,828
Reinvested	2,004,392	3,503,995
Redeemed	(14,852,087)	(24,088,292)

Total Class II Shares	(11,631,855)	(14,312,469)

Class VI Shares
Issued	44,506	284,229
Reinvested	10,738	22,041
Redeemed	(149,881)	(519,133)

Total Class VI Shares	(94,637)	(212,863)

Total change in shares	(11,726,492)	(14,525,332)

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

	Operations				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.39	0.07	0.47	0.54	(0.12)	–	(0.12)	–	$10.81	5.15%		$1,827,929,588	0.57%	1.40%	0.57%	8.47%
Year Ended December 31, 2010(e)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%		$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009(e)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%		$1,830,377,623	0.56%	2.05%	0.56%	16.72%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39%	)	$1,563,154,142	0.54%	2.08%	0.54%	22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	–	$13.34	6.15%		$2,309,022,995	0.58%	2.03%	0.58%	65.97%
Year Ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	–	$13.10	14.54%		$1,880,751,908	0.57%	1.97%	0.57%	5.40%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.33	0.07	0.47	0.54	(0.12)	–	(0.12)	–	$10.75	5.18%		$9,699,137	0.57%	1.38%	0.57%	8.47%
Year Ended December 31, 2010(e)	$9.33	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.33	12.92%		$10,302,822	0.57%	1.58%	0.57%	5.02%
Year Ended December 31, 2009(e)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	–	$9.33	24.27%		$11,291,062	0.56%	2.03%	0.56%	16.72%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39%	)	$10,257,846	0.55%	2.02%	0.55%	22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	–	$13.28	6.16%		$16,432,323	0.55%	2.01%	0.55%	65.97%
Year Ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	–	$13.06	14.56%		$12,110,517	0.56%	1.99%	0.56%	5.40%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); (iii) and current day’s net purchase or redemption.

12	Semiannual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$44,790,074	$—	$44,790,074
Mutual Funds	1,793,789,994	—	—	1,793,789,994
Total	$1,793,789,994	$44,790,074	$—	$1,838,580,068
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

14	Semiannual Report 2011

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $3,191.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $1,405,057 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $85.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,125.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
Nationwide Fixed Contract	$43,899,644	$4,008,042	$3,860,508	$742,433	$–	$44,790,074
Nationwide International Index Fund, Institutional Class	50,408,767	477,909	52,436,430	467,727	(1,869,147)	–
NVIT Bond Index Fund, Class Y	258,224,820	31,671,211	23,028,029	4,620,301	998,203	268,284,343
NVIT Enhanced Income Fund, Class Y	43,747,855	5,349,400	3,838,005	340,915	(65,273)	45,094,891
NVIT International Index Fund, Class Y	413,241,424	66,048,384	34,012,323	4,905,010	(11,199,953)	464,968,431
NVIT Mid Cap Index Fund, Class Y	300,405,156	1,327,795	101,790,147	1,276,884	(1,595,210)	221,830,615
NVIT S&P 500 Index Fund, Class Y	676,713,666	5,793,763	69,732,067	5,674,973	(7,694,701)	645,784,200
NVIT Small Cap Index Fund, Class Y	102,919,646	46,410,665	7,913,891	393,695	(140,603)	147,827,513

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $161,087,169 and sales of $296,611,400 (excluding short-term securities).

16	Semiannual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,834,972,947	$31,723,640	$(28,116,519)	$3,607,121

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT Investor Destinations Moderately Conservative Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

21	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2	Semiannual Report 2011

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Investor Destinations Moderately Conservative Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a,b]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a,b]
Class II Shares	Actual		1,000.00	1,033.70	2.87	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
Class VI Shares	Actual		1,000.00	1,034.80	2.88	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57
[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation
Fixed Income Funds	44.4%
Equity Funds	40.7%
Fixed Contract	10.9%
Money Market Fund	4.0%
Liabilities in excess of other assets‡	0.0%

100.0%

Top Holdings †
NVIT Bond Index Fund, Class Y	36.4%
NVIT S&P 500 Index Fund, Class Y	22.3%
Nationwide Fixed Contract	10.9%
NVIT International Index Fund, Class Y	10.2%
NVIT Enhanced Income Fund, Class Y	8.0%
NVIT Mid Cap Index Fund, Class Y	6.2%
NVIT Money Market Fund, Class Y	4.0%
NVIT Small Cap Index Fund, Class Y	2.0%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.1%

	Shares	Market Value

Equity Funds 40.7%
NVIT International Index Fund, Class Y (a)	10,194,146	$90,931,785
NVIT Mid Cap Index Fund, Class Y (a)	2,773,376	55,051,518
NVIT S&P 500 Index Fund, Class Y (a)	21,686,087	198,861,421
NVIT Small Cap Index Fund, Class Y (a)	1,819,842	18,180,225

Total Equity Funds (cost $314,058,856)		363,024,949

Fixed Income Funds 44.4%
NVIT Bond Index Fund, Class Y (a)	30,992,713	324,803,638
NVIT Enhanced Income Fund, Class Y (a)	7,165,076	70,862,600

Total Fixed Income Funds (cost $386,548,969)		395,666,238

Money Market Fund 4.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	35,353,708	35,353,708

Total Money Market Fund (cost $35,353,708)		35,353,708

Total Mutual Funds (cost $735,961,533)		794,044,895

Fixed Contract 10.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$97,036,044	$97,036,044

Total Fixed Contract (cost $97,036,044)		97,036,044

Total Investments (cost $832,997,577) (d) — 100.0%		891,080,939

Liabilities in excess of other assets — 0.0%‡		(345,153)

NET ASSETS — 100.0%		$890,735,786

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

‡	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $832,997,577)	$891,080,939
Cash	867
Receivable for capital shares issued	807,807
Prepaid expenses	8,748

Total Assets	891,898,361

Liabilities:
Payable for investments purchased	690,536
Payable for capital shares redeemed	31,925
Accrued expenses and other payables:
Investment advisory fees	94,277
Fund administration fees	19,456
Distribution fees	181,305
Administrative servicing fees	111,365
Accounting and transfer agent fees	5,660
Custodian fees	4,602
Compliance program costs (Note 3)	708
Professional fees	14,586
Printing fees	2,637
Other	5,518

Total Liabilities	1,162,575

Net Assets	$890,735,786

Represented by:
Capital	$833,433,236
Accumulated distributions in excess of net investment income	(5,254)
Accumulated net realized losses from investment transactions with affiliates	(775,558)
Net unrealized appreciation/(depreciation) from investments in affiliates	58,083,362

Net Assets	$890,735,786

Net Assets:
Class II Shares	$875,202,037
Class VI Shares	15,533,749

Total	$890,735,786

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	82,375,551
Class VI Shares	1,468,427

Total	83,843,978

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.62
Class VI Shares	$10.58

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$9,223,373
Interest income from affiliates	1,554,581
Other income from non-affiliates	534

Total Income	10,778,488

EXPENSES:
Investment advisory fees	569,238
Fund administration fees	117,675
Distribution fees Class II Shares	1,075,084
Distribution fees Class VI Shares	19,616
Administrative servicing fees Class II Shares	645,054
Administrative servicing fees Class VI Shares	11,769
Professional fees	23,809
Printing fees	7,843
Trustee fees	15,505
Custodian fees	16,635
Accounting and transfer agent fees	279
Compliance program costs (Note 3)	1,642
Other	7,856

Total expenses before earnings credit	2,512,005

Earnings credit (Note 6)	(1)

Net Expenses	2,512,004

NET INVESTMENT INCOME	8,266,484

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	2,844,657
Net change in unrealized appreciation/(depreciation) from investments in affiliates	18,755,006

Net realized/unrealized gains from affiliated investments	21,599,663

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$29,866,147

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$8,266,484	$15,558,693
Net realized gains/(losses) from investment transactions	2,844,657	(3,201,513)
Net change in unrealized appreciation from investments	18,755,006	54,028,322

Change in net assets resulting from operations	29,866,147	66,385,502

Distributions to Shareholders From:
Net investment income:
Class II	(12,186,046)	(16,756,557)
Class VI	(222,565)	(294,853)

Change in net assets from shareholder distributions	(12,408,611)	(17,051,410)

Change in net assets from capital transactions	12,692,821	37,879,002

Change in net assets	30,150,357	87,213,094

Net Assets:
Beginning of period	860,585,429	773,372,335

End of period	$890,735,786	$860,585,429

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(5,254)	$4,136,873

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$35,262,657	$81,485,004
Dividends reinvested	12,186,046	16,756,557
Cost of shares redeemed	(34,450,378)	(65,151,442)

Total Class II	12,998,325	33,090,119

Class VI Shares
Proceeds from shares issued	1,566,604	7,864,805
Dividends reinvested	222,565	294,853
Cost of shares redeemed	(2,094,673)	(3,370,775)

Total Class VI	(305,504)	4,788,883

Change in net assets from capital transactions	$12,692,821	$37,879,002

SHARE TRANSACTIONS:
Class II Shares
Issued	3,330,201	8,160,614
Reinvested	1,160,624	1,689,383
Redeemed	(3,247,278)	(6,537,266)

Total Class II Shares	1,243,547	3,312,731

Class VI Shares
Issued	148,107	798,060
Reinvested	21,279	29,838
Redeemed	(198,353)	(339,708)

Total Class VI Shares	(28,967)	488,190

Total change in shares	1,214,580	3,800,921

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.42	0.10	0.25	0.35	(0.15)	–	(0.15)	–	$10.62	3.37%	$875,202,037	0.57%	1.89%	0.57%	10.59%
Year Ended December 31, 2010(e)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009(e)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	–	$8.85	(15.04)%	$670,732,957	0.57%	2.73%	0.57%	23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	–	$11.35	5.86%	$810,970,658	0.55%	3.07%	0.55%	80.89%
Year Ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	–	$11.35	8.42%	$633,781,962	0.57%	2.69%	0.57%	17.68%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.37	0.10	0.26	0.36	(0.15)	–	(0.15)	–	$10.58	3.48%	$15,533,749	0.57%	1.88%	0.57%	10.59%
Year Ended December 31, 2010(e)	$9.77	0.20	0.61	0.81	(0.21)	–	(0.21)	–	$10.37	8.46%	$15,529,608	0.57%	2.00%	0.57%	6.29%
Year Ended December 31, 2009(e)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	–	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	–	$8.81	(15.03)%	$6,699,227	0.54%	2.64%	0.54%	23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	–	$11.30	5.82%	$10,911,522	0.56%	3.34%	0.56%	80.89%
Year Ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	–	$11.32	8.39%	$3,631,908	0.57%	2.65%	0.57%	17.68%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Semiannual Report	11

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at NAV as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at

12	Semiannual Report 2011

par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$97,036,044	$—	$97,036,044
Mutual Funds	794,044,895	—	—	794,044,895
Total	$794,044,895	$97,036,044	$—	$891,080,939
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

14	Semiannual Report 2011

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,642.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to give administrative support services to the shareholders of certain classes. These services may include, but are not limited to the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2011, NFS received $656,823 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,787.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $740.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of affiliated Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2011
NVIT Mid Cap Index Fund, Class Y	$94,988,153	$3,230,578	$50,064,123	$425,214	$4,285,093	$55,051,518
NVIT Money Market Fund, Class Y	41,474,918	1,417,700	7,538,910	—	—	35,353,708
NVIT Bond Index Fund, Class Y	286,500,611	47,483,397	10,834,009	5,424,336	465,816	324,803,638
NVIT S&P 500 Index Fund, Class Y	183,534,741	12,380,745	6,196,732	1,619,837	(674,662)	198,861,421
NVIT Enhanced Income Fund, Class Y	78,757,303	3,347,866	10,926,669	648,229	(111,226)	70,862,600
NVIT International Index Fund, Class Y	87,993,649	3,971,192	5,091,518	1,105,757	(1,120,605)	90,931,785
NVIT Small Cap Index Fund, Class Y	—	18,030,036	13,697	—	241	18,180,225
Nationwide Fixed Contract	87,539,362	11,190,658	3,249,518	1,554,581	—	97,036,044

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

16	Semiannual Report 2011

7.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $101,052,172 and sales of $93,915,176 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$866,165,890	$26,231,664	$(1,316,615)	$24,915,049

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	17

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

18	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

20	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	21

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24	Semiannual Report 2011

NVIT Mid Cap Index Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

29	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Mid Cap Index Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,079.60	2.06	0.40
	Hypothetical	[b]	1,000.00	1,022.81	2.01	0.40
Class II Shares	Actual		1,000.00	1,078.60	2.78	0.54
	Hypothetical	[b]	1,000.00	1,022.12	2.71	0.54
Class Y Shares	Actual		1,000.00	1,079.90	1.29	0.25
	Hypothetical	[b]	1,000.00	1,023.55	1.25	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Mid Cap Index Fund

Asset Allocation
Common Stocks	97.7%
Mutual Fund	2.8%
Repurchase Agreement	1.8%
Liabilities in excess of other assets	(2.3)%

100.0%

Top Industries †
Real Estate Investment Trusts (REITs)	7.4%
Machinery	5.5%
Software	4.2%
Oil, Gas & Consumable Fuels	4.1%
Insurance	3.7%
Specialty Retail	3.7%
Chemicals	3.4%
Health Care Providers & Services	3.3%
Commercial Banks	3.3%
Semiconductors & Semiconductor Equipment	3.2%
Other Industries *	58.2%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	2.7%
Green Mountain Coffee Roasters, Inc.	0.9%
Vertex Pharmaceuticals, Inc.	0.9%
BorgWarner, Inc.	0.7%
Lubrizol Corp.	0.7%
Dollar Tree, Inc.	0.7%
Cimarex Energy Co.	0.6%
Bucyrus International, Inc.	0.6%
Perrigo Co.	0.6%
Ametek, Inc.	0.6%
Other Holdings *	91.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 0.8%
Alliant Techsystems, Inc.	31,048	$2,214,654
BE Aerospace, Inc. *	94,982	3,876,215
Huntington Ingalls Industries, Inc. *	44,920	1,549,740
Triumph Group, Inc.	17,613	1,753,903

		9,394,512

Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	94,539	1,861,473

Airlines 0.3%
Alaska Air Group, Inc. *	32,999	2,259,112
JetBlue Airways Corp. *	187,160	1,141,676

		3,400,788

Auto Components 1.1%
BorgWarner, Inc. *	101,003	8,160,032
Gentex Corp.	131,483	3,974,731

		12,134,763

Automobiles 0.1%
Thor Industries, Inc.	39,078	1,127,010

Beverages 0.5%
Hansen Natural Corp. *	63,511	5,141,215

Biotechnology 1.1%
United Therapeutics Corp. *	47,073	2,593,722
Vertex Pharmaceuticals, Inc. *	189,766	9,865,935

		12,459,657

Building Products 0.2%
Lennox International, Inc.	41,490	1,786,974

Capital Markets 2.0%
Affiliated Managers Group, Inc. *	47,949	4,864,426
Apollo Investment Corp.	180,432	1,842,211
Eaton Vance Corp.	109,225	3,301,872
Greenhill & Co., Inc.	23,498	1,264,662
Jefferies Group, Inc.	131,273	2,677,969
Raymond James Financial, Inc.	93,216	2,996,895
SEI Investments Co.	133,063	2,995,248
Waddell & Reed Financial, Inc., Class A	79,818	2,901,384

		22,844,667

Chemicals 3.4%
Albemarle Corp.	84,464	5,844,909
Ashland, Inc. (a)	72,897	4,710,604
Cabot Corp.	60,395	2,407,949
Cytec Industries, Inc.	45,322	2,591,965
Intrepid Potash, Inc. *	40,850	1,327,625
Lubrizol Corp.	59,300	7,962,211
Minerals Technologies, Inc.	16,822	1,115,130
NewMarket Corp.	8,858	1,512,149
Olin Corp.	73,388	1,662,972

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
RPM International, Inc.	120,135	$2,765,508
Scotts Miracle-Gro Co. (The), Class A	41,481	2,128,390
Sensient Technologies Corp.	46,104	1,709,075
Valspar Corp.	86,280	3,111,257

		38,849,744

Commercial Banks 3.4%
Associated Banc-Corp.	159,621	2,218,732
BancorpSouth, Inc. (b)	67,639	839,400
Bank of Hawaii Corp.	43,931	2,043,670
Cathay General Bancorp	72,408	1,186,767
City National Corp.	43,784	2,375,282
Commerce Bancshares, Inc.	71,660	3,081,380
Cullen/Frost Bankers, Inc.	56,422	3,207,591
East West Bancorp, Inc.	136,980	2,768,366
FirstMerit Corp.	100,610	1,661,071
Fulton Financial Corp.	183,522	1,965,520
Hancock Holding Co.	60,905	1,886,837
International Bancshares Corp.	48,613	813,295
Prosperity Bancshares, Inc. (b)	43,417	1,902,533
SVB Financial Group *	39,501	2,358,605
Synovus Financial Corp.	723,184	1,504,223
TCF Financial Corp.	146,471	2,021,300
Trustmark Corp.	52,444	1,227,714
Valley National Bancorp (b)	156,434	2,129,067
Webster Financial Corp.	67,717	1,423,411
Westamerica Bancorp	26,593	1,309,705

		37,924,469

Commercial Services & Supplies 1.5%
Brink’s Co. (The)	42,906	1,279,886
Clean Harbors, Inc. *	21,210	2,189,933
Copart, Inc. *	55,030	2,564,398
Corrections Corp of America *	98,823	2,139,518
Deluxe Corp.	47,345	1,169,895
Herman Miller, Inc.	53,136	1,446,362
HNI Corp.	41,186	1,034,592
Mine Safety Appliances Co.	28,660	1,070,164
Rollins, Inc.	58,375	1,189,683
Waste Connections, Inc.	104,618	3,319,529

		17,403,960

Communications Equipment 1.4%
ADTRAN, Inc.	59,564	2,305,723
Ciena Corp. *	87,495	1,608,158
Plantronics, Inc.	44,300	1,618,279
Polycom, Inc. *	81,444	5,236,849
Riverbed Technology, Inc. *	141,390	5,597,630

		16,366,639

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals 0.5%
Diebold, Inc.	60,132	$1,864,693
NCR Corp. *	146,082	2,759,489
QLogic Corp. *	96,482	1,535,994

		6,160,176

Construction & Engineering 1.3%
Aecom Technology Corp. *	109,792	3,001,713
Granite Construction, Inc.	31,304	767,887
KBR, Inc.	139,881	5,272,115
Shaw Group, Inc. (The) *	66,812	2,018,391
URS Corp. *	72,430	3,240,518

		14,300,624

Construction Materials 0.3%
Martin Marietta Materials, Inc.	42,118	3,368,176

Containers & Packaging 1.8%
AptarGroup, Inc.	61,925	3,241,155
Greif, Inc., Class A	28,707	1,866,816
Packaging Corp. of America	92,386	2,585,884
Rock-Tenn Co., Class A	62,838	4,168,673
Silgan Holdings, Inc.	45,184	1,851,188
Sonoco Products Co.	91,827	3,263,532
Temple-Inland, Inc.	99,766	2,967,041

		19,944,289

Distributors 0.3%
LKQ Corp. *	134,378	3,505,922

Diversified Consumer Services 1.0%
Career Education Corp. *	57,876	1,224,077
ITT Educational Services, Inc.* (b)	21,198	1,658,532
Matthews International Corp., Class A	27,189	1,091,638
Regis Corp.	53,183	814,764
Service Corp. International	220,003	2,569,635
Sotheby’s	62,217	2,706,439
Strayer Education, Inc. (b)	11,274	1,424,921

		11,490,006

Diversified Financial Services 0.4%
MSCI, Inc., Class A *	110,935	4,180,031

Diversified Telecommunication Services 0.2%
TW Telecom, Inc. *	138,779	2,849,133

Electric Utilities 1.7%
Cleco Corp.	56,162	1,957,246
DPL, Inc.	107,712	3,248,594
Great Plains Energy, Inc.	125,217	2,595,748
Hawaiian Electric Industries, Inc.	87,763	2,111,578
IDACORP, Inc.	45,645	1,802,978
NV Energy, Inc.	217,247	3,334,741
PNM Resources, Inc.	79,815	1,336,103

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Westar Energy, Inc.	104,717	$2,817,934

		19,204,922

Electrical Equipment 1.7%
Acuity Brands, Inc.	39,886	2,224,841
Ametek, Inc.	148,142	6,651,576
Hubbell, Inc., Class B	55,666	3,615,506
Regal-Beloit Corp.	35,586	2,376,077
Thomas & Betts Corp. *	48,288	2,600,309
Woodward, Inc.	54,480	1,899,173

		19,367,482

Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc. *	107,180	4,447,970
Avnet, Inc. *	140,728	4,486,409
Ingram Micro, Inc., Class A *	148,317	2,690,471
Itron, Inc. *	37,389	1,800,654
National Instruments Corp.	82,565	2,451,355
Tech Data Corp. *	42,742	2,089,656
Trimble Navigation Ltd. *	113,227	4,488,318
Vishay Intertechnology, Inc. *	152,358	2,291,464

		24,746,297

Energy Equipment & Services 3.0%
Atwood Oceanics, Inc. *	51,909	2,290,744
CARBO Ceramics, Inc.	17,494	2,850,647
Dresser-Rand Group, Inc. *	73,482	3,949,658
Dril-Quip, Inc. *	31,729	2,152,178
Exterran Holdings, Inc. *	58,860	1,167,194
Helix Energy Solutions Group, Inc. *	97,630	1,616,753
Oceaneering International, Inc.	100,239	4,059,680
Oil States International, Inc. *	47,319	3,781,261
Patterson-UTI Energy, Inc.	142,332	4,499,115
Superior Energy Services, Inc. *	73,367	2,724,850
Tidewater, Inc.	47,979	2,581,750
Unit Corp. *	36,822	2,243,564

		33,917,394

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc. *	50,569	2,546,149
Ruddick Corp.	39,370	1,714,170

		4,260,319

Food Products 2.3%
Corn Products International, Inc.	70,279	3,885,023
Flowers Foods, Inc. (b)	103,488	2,280,876
Green Mountain Coffee Roasters, Inc. *	115,035	10,268,024
Lancaster Colony Corp. (b)	17,601	1,070,493
Ralcorp Holdings, Inc. *	50,819	4,399,909
Smithfield Foods, Inc. *	152,953	3,345,082
Tootsie Roll Industries, Inc.	22,984	672,512

		25,921,919

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 1.7%
AGL Resources, Inc.	72,082	$2,934,458
Atmos Energy Corp.	83,510	2,776,708
National Fuel Gas Co.	76,172	5,545,322
Questar Corp.	163,476	2,895,160
UGI Corp.	102,845	3,279,727
WGL Holdings, Inc.	47,178	1,815,881

		19,247,256

Health Care Equipment & Supplies 3.1%
Cooper Cos., Inc. (The)	43,362	3,436,005
Gen-Probe, Inc. *	44,159	3,053,595
Hill-Rom Holdings, Inc.	58,181	2,678,653
Hologic, Inc. *	240,908	4,859,114
IDEXX Laboratories, Inc. *	52,955	4,107,190
Immucor, Inc. *	64,733	1,321,848
Kinetic Concepts, Inc. *	56,909	3,279,666
Masimo Corp.	55,036	1,633,469
ResMed, Inc. *	140,856	4,359,493
STERIS Corp.	54,541	1,907,844
Teleflex, Inc.	37,266	2,275,462
Thoratec Corp. *	52,687	1,729,187

		34,641,526

Health Care Providers & Services 3.4%
Catalyst Health Solutions, Inc. *	46,023	2,569,004
Community Health Systems, Inc. *	86,532	2,222,142
Health Management Associates, Inc., Class A *	233,184	2,513,724
Health Net, Inc. *	83,665	2,684,810
Henry Schein, Inc. *	84,980	6,083,718
Kindred Healthcare, Inc. *	47,616	1,022,315
LifePoint Hospitals, Inc. *	48,607	1,899,562
Lincare Holdings, Inc.	87,234	2,553,339
MEDNAX, Inc. *	44,236	3,193,397
Omnicare, Inc.	106,797	3,405,756
Owens & Minor, Inc.	58,709	2,024,873
Universal Health Services, Inc., Class B	90,168	4,646,357
VCA Antech, Inc. *	79,590	1,687,308
WellCare Health Plans, Inc. *	39,199	2,015,221

		38,521,526

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	175,220	3,402,772

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc. *	39,971	1,626,020
Bob Evans Farms, Inc.	27,902	975,733
Boyd Gaming Corp.* (b)	—	0
Brinker International, Inc.	78,092	1,910,130
Cheesecake Factory, Inc. (The) *	53,674	1,683,754
International Speedway Corp., Class A	26,855	762,951
Life Time Fitness, Inc. *	38,925	1,553,497
Panera Bread Co., Class A *	28,014	3,520,239

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A *	58,467	$604,549
Wendy’s/Arby’s Group, Inc., Class A	297,133	1,506,464
WMS Industries, Inc. *	52,728	1,619,804

		15,763,141

Household Durables 1.5%
American Greetings Corp., Class A	37,217	894,697
KB Home	66,472	650,096
M.D.C. Holdings, Inc.	34,837	858,384
Mohawk Industries, Inc. *	51,916	3,114,441
NVR, Inc. *	5,419	3,931,376
Ryland Group, Inc.	40,852	675,283
Toll Brothers, Inc. *	134,871	2,797,224
Tupperware Brands Corp.	57,484	3,877,296

		16,798,797

Household Products 0.9%
Church & Dwight Co., Inc.	131,687	5,338,591
Energizer Holdings, Inc. *	64,331	4,654,991

		9,993,582

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	56,380	2,775,587

Information Technology Services 2.5%
Acxiom Corp. *	74,714	979,500
Alliance Data Systems Corp. *	47,110	4,431,638
Broadridge Financial Solutions, Inc.	113,628	2,735,026
Convergys Corp. *	111,745	1,524,202
CoreLogic, Inc. *	100,528	1,679,823
DST Systems, Inc.	32,950	1,739,760
Gartner, Inc. *	79,731	3,212,362
Global Payments, Inc.	73,954	3,771,654
Jack Henry & Associates, Inc.	79,513	2,386,185
Lender Processing Services, Inc.	79,538	1,663,140
Mantech International Corp., Class A	20,918	929,177
NeuStar, Inc., Class A *	67,900	1,778,980
SRA International, Inc., Class A *	39,787	1,230,214

		28,061,661

Insurance 3.8%
American Financial Group, Inc.	69,846	2,492,804
Arthur J. Gallagher & Co.	102,104	2,914,048
Aspen Insurance Holdings Ltd.	65,191	1,677,364
Brown & Brown, Inc.	107,959	2,770,228
Everest Re Group Ltd.	50,132	4,098,291
Fidelity National Financial, Inc., Class A	205,651	3,236,947
First American Financial Corp.	96,857	1,515,812
Hanover Insurance Group, Inc. (The)	41,846	1,578,013
HCC Insurance Holdings, Inc.	104,710	3,298,365
Mercury General Corp.	32,812	1,295,746
Old Republic International Corp.	234,916	2,760,263
Protective Life Corp.	78,933	1,825,720

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Reinsurance Group of America, Inc.	68,246	$4,153,452
StanCorp Financial Group, Inc.	41,660	1,757,635
Transatlantic Holdings, Inc.	57,545	2,820,280
Unitrin, Inc.	45,093	1,337,909
W.R. Berkley Corp.	107,299	3,480,780

		43,013,657

Internet Software & Services 1.1%
AOL, Inc.* (b)	98,482	1,955,852
Digital River, Inc. *	36,512	1,174,226
Equinix, Inc. *	43,248	4,368,913
Rackspace Hosting, Inc. *	91,704	3,919,429
ValueClick, Inc. *	72,453	1,202,720

		12,621,140

Leisure Equipment & Products 0.4%
Eastman Kodak Co.* (b)	247,696	886,751
Polaris Industries, Inc.	31,657	3,519,309

		4,406,060

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A *	18,058	2,155,403
Charles River Laboratories International, Inc. *	47,577	1,934,005
Covance, Inc. *	55,874	3,317,239
Mettler-Toledo International, Inc. *	29,671	5,004,608
Pharmaceutical Product Development, Inc.	104,686	2,809,772
Techne Corp.	34,204	2,851,588

		18,072,615

Machinery 5.7%
AGCO Corp. *	87,330	4,310,609
Bucyrus International, Inc.	75,145	6,887,791
Crane Co.	42,453	2,097,603
Donaldson Co., Inc.	70,312	4,266,532
Gardner Denver, Inc.	48,157	4,047,596
Graco, Inc.	56,067	2,840,354
Harsco Corp.	74,301	2,422,213
IDEX Corp.	76,572	3,510,826
Kennametal, Inc.	75,348	3,180,439
Lincoln Electric Holdings, Inc.	77,694	2,785,330
Nordson Corp.	63,058	3,458,731
Oshkosh Corp. *	83,900	2,428,066
Pentair, Inc.	90,914	3,669,289
SPX Corp.	47,104	3,893,617
Terex Corp.* (a)	100,949	2,871,999
Timken Co.	75,065	3,783,276
Trinity Industries, Inc.	73,587	2,566,714
Valmont Industries, Inc.	19,705	1,899,365
Wabtec Corp.	44,470	2,922,568

		63,842,918

Common Stocks (continued)

	Shares	Market Value

Marine 0.4%
Alexander & Baldwin, Inc.	38,520	$1,855,123
Kirby Corp. *	49,438	2,801,652

		4,656,775

Media 0.9%
AMC Networks, Inc., Class A *	53,009	2,305,892
DreamWorks Animation SKG, Inc., Class A *	65,363	1,313,796
John Wiley & Sons, Inc., Class A	43,129	2,243,139
Lamar Advertising Co., Class A *	53,003	1,450,692
Meredith Corp. (b)	33,542	1,044,162
New York Times Co. (The), Class A* (b)	109,758	957,090
Scholastic Corp. (b)	21,918	583,019

		9,897,790

Metals & Mining 1.3%
Carpenter Technology Corp.	40,544	2,338,578
Commercial Metals Co.	106,307	1,525,505
Compass Minerals International, Inc.	30,279	2,606,114
Reliance Steel & Aluminum Co.	68,918	3,421,779
Steel Dynamics, Inc.	201,181	3,269,191
Worthington Industries, Inc.	51,288	1,184,753

		14,345,920

Multiline Retail 0.9%
99 Cents Only Stores *	43,449	879,408
Dollar Tree, Inc. *	112,794	7,514,336
Saks, Inc. *	150,582	1,682,001

		10,075,745

Multi-Utilities 1.8%
Alliant Energy Corp.	102,193	4,155,167
Black Hills Corp.	36,288	1,091,906
MDU Resources Group, Inc.	173,903	3,912,818
NSTAR	95,430	4,387,871
OGE Energy Corp.	90,393	4,548,576
Vectren Corp.	75,264	2,096,855

		20,193,193

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	50,322	2,122,079

Oil, Gas & Consumable Fuels 4.2%
Arch Coal, Inc.	195,605	5,214,829
Bill Barrett Corp. *	43,464	2,014,556
Cimarex Energy Co.	78,798	7,085,516
Comstock Resources, Inc. *	43,855	1,262,586
Energen Corp.	66,390	3,751,035
Forest Oil Corp. *	104,646	2,795,095
Frontier Oil Corp.	97,407	3,147,220
HollyFrontier Corp. *	49,091	3,406,915
Northern Oil and Gas, Inc.* (b)	49,994	1,107,367
Overseas Shipholding Group, Inc.	24,678	664,825

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Patriot Coal Corp. *	84,076	$1,871,532
Plains Exploration & Production Co. *	129,882	4,951,102
Quicksilver Resources, Inc. *	108,733	1,604,899
SM Energy Co.	58,609	4,306,589
Southern Union Co.	114,876	4,612,272

		47,796,338

Paper & Forest Products 0.4%
Domtar Corp.	37,903	3,590,172
Louisiana-Pacific Corp. *	121,679	990,467

		4,580,639

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc. *	107,356	4,312,491
Medicis Pharmaceutical Corp., Class A	56,861	2,170,384
Perrigo Co.	76,876	6,755,094

		13,237,969

Professional Services 0.9%
Corporate Executive Board Co. (The)	31,784	1,387,372
FTI Consulting, Inc.* (b)	38,725	1,469,226
Korn/Ferry International *	43,244	950,936
Manpower, Inc.	75,903	4,072,196
Towers Watson & Co., Class A	41,721	2,741,487

		10,621,217

Real Estate Investment Trusts (REITs) 7.6%
Alexandria Real Estate Equities, Inc.	56,894	4,404,733
BRE Properties, Inc.	67,636	3,373,684
Camden Property Trust	64,803	4,122,767
Corporate Office Properties Trust	65,488	2,037,332
Cousins Properties, Inc.	95,404	814,750
Duke Realty Corp.	232,699	3,260,113
Equity One, Inc.	57,011	1,062,685
Essex Property Trust, Inc.	30,018	4,061,135
Federal Realty Investment Trust	57,333	4,883,625
Highwoods Properties, Inc.	66,427	2,200,727
Hospitality Properties Trust	113,701	2,757,249
Liberty Property Trust (b)	106,155	3,458,530
Macerich Co. (The)	120,582	6,451,137
Mack-Cali Realty Corp.	80,086	2,638,033
Nationwide Health Properties, Inc.	116,684	4,831,884
Omega Healthcare Investors, Inc.	93,586	1,966,242
Potlatch Corp.	36,966	1,303,791
Rayonier, Inc.	74,737	4,884,063
Realty Income Corp.	116,826	3,912,503
Regency Centers Corp.	82,806	3,640,980
Senior Housing Properties Trust	139,884	3,274,684
SL Green Realty Corp.	76,356	6,327,622
Taubman Centers, Inc.	51,467	3,046,846
UDR, Inc.	174,813	4,291,659

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	111,217	$2,798,220

		85,804,994

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	39,541	3,728,716

Road & Rail 1.3%
Con-way, Inc.	51,314	1,991,496
J.B. Hunt Transport Services, Inc.	79,740	3,754,957
Kansas City Southern *	101,088	5,997,551
Landstar System, Inc.	44,100	2,049,768
Werner Enterprises, Inc.	40,887	1,024,219

		14,817,991

Semiconductors & Semiconductor Equipment 3.3%
Atmel Corp. *	421,426	5,929,464
Cree, Inc.* (b)	100,838	3,387,149
Cypress Semiconductor Corp. *	154,774	3,271,922
Fairchild Semiconductor International, Inc. *	117,519	1,963,743
Integrated Device Technology, Inc. *	136,434	1,072,371
International Rectifier Corp. *	64,245	1,796,933
Intersil Corp., Class A	115,686	1,486,565
Lam Research Corp. *	114,676	5,077,853
RF Micro Devices, Inc. *	254,968	1,560,404
Semtech Corp. *	60,089	1,642,833
Silicon Laboratories, Inc. *	41,005	1,691,866
Skyworks Solutions, Inc. *	171,503	3,941,139
Varian Semiconductor Equipment Associates, Inc. *	69,468	4,268,114

		37,090,356

Software 4.3%
ACI Worldwide, Inc. *	30,769	1,039,069
Advent Software, Inc. *	30,296	853,438
ANSYS, Inc. *	84,569	4,623,387
Cadence Design Systems, Inc. *	247,712	2,615,839
Concur Technologies, Inc. *	43,204	2,163,224
FactSet Research Systems, Inc.	42,603	4,359,139
Fair Isaac Corp.	36,678	1,107,676
Informatica Corp. *	97,615	5,703,644
Mentor Graphics Corp. *	102,284	1,310,258
MICROS Systems, Inc. *	74,715	3,714,083
Parametric Technology Corp. *	109,351	2,507,418
Quest Software, Inc. *	56,065	1,274,358
Rovi Corp. *	104,214	5,977,715
Solera Holdings, Inc.	65,076	3,849,896
Synopsys, Inc. *	135,108	3,473,627
TIBCO Software, Inc. *	148,953	4,322,616

		48,895,387

10	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 3.8%
Aaron’s, Inc.	66,319	$1,874,175
Advance Auto Parts, Inc.	70,593	4,128,985
Aeropostale, Inc. *	74,339	1,300,932
American Eagle Outfitters, Inc.	179,484	2,288,421
Ann, Inc. *	48,318	1,261,100
Ascena Retail Group, Inc. *	63,398	2,158,702
Barnes & Noble, Inc. (b)	36,046	597,643
Chico’s FAS, Inc.	162,285	2,471,600
Collective Brands, Inc. *	56,670	832,482
Dick’s Sporting Goods, Inc. *	84,089	3,233,222
Foot Locker, Inc.	141,706	3,366,935
Guess?, Inc.	58,845	2,475,021
J Crew Group, Inc.* (c)	70,297	0
Office Depot, Inc. *	261,034	1,101,563
PetSmart, Inc.	104,452	4,738,987
RadioShack Corp.	97,704	1,300,440
Rent-A-Center, Inc.	58,596	1,790,694
Tractor Supply Co.	66,548	4,450,730
Williams-Sonoma, Inc.	96,700	3,528,583

		42,900,215

Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp. *	35,626	3,140,076
Fossil, Inc. *	46,133	5,430,777
Hanesbrands, Inc. *	88,898	2,538,038
Phillips-Van Heusen Corp.	62,031	4,061,169
Timberland Co. (The), Class A *	36,234	1,556,975
Under Armour, Inc., Class A *	32,861	2,540,484
Warnaco Group, Inc. (The) *	40,522	2,117,274

		21,384,793

Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	76,177	974,304
First Niagara Financial Group, Inc.	279,290	3,686,628
New York Community Bancorp, Inc.	402,875	6,039,096
Washington Federal, Inc.	102,297	1,680,740

		12,380,768

Tobacco 0.1%
Universal Corp.	21,322	803,200

Trading Companies & Distributors 0.7%
GATX Corp.	42,723	1,585,878
MSC Industrial Direct Co., Class A	41,777	2,770,233
United Rentals, Inc. *	57,558	1,461,973
Watsco, Inc.	26,082	1,773,315

		7,591,399

Water Utilities 0.2%
Aqua America, Inc.	127,308	2,798,230

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	83,979	$2,610,067

Total Common Stocks (cost $954,407,503)		1,103,408,580

Mutual Fund 2.8%
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	31,278,245	31,278,245

Total Mutual Fund (cost $31,278,245)		31,278,245

Repurchase Agreement 1.8%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/2011, due 07/01/2011, repurchase price $19,868,384, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 08/20/2011 - 06/15/2041; total market value $20,265,734. (e)	$19,868,367	$19,868,367

Total Repurchase Agreement (cost $19,868,367)		19,868,367

Total Investments (cost $1,005,554,115) (f) — 102.3%		1,154,555,192
Liabilities in excess of other assets — (2.3)%		(26,108,951)

NET ASSETS — 100.0%		$1,128,446,241

*	Denotes a non-income producing security.

(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(b)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $20,401,305.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $19,868,367.

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

REIT	Real Estate Investment Trust

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
264	S&P MID 400 E-Mini	09/16/11	$25,779,600	$775,070

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $985,685,748)	$1,134,686,825
Repurchase agreement, at value and cost	19,868,367

Total Investments	1,154,555,192

Dividends receivable	900,068
Security lending income receivable	8,229
Receivable for investments sold	755,831
Receivable for capital shares issued	712,402
Receivable for variation margin on futures contracts	179,484
Prepaid expenses	13,417

Total Assets	1,157,124,623

Liabilities:
Payable for investments purchased	7,222,171
Payable for capital shares redeemed	1,231,737
Payable upon return of securities loaned (Note 2)	19,868,367
Accrued expenses and other payables:
Investment advisory fees	217,861
Fund administration fees	30,560
Distribution fees	2,895
Administrative servicing fees	47,377
Accounting and transfer agent fees	6,548
Custodian fees	4,934
Compliance program costs (Note 3)	1,080
Professional fees	22,880
Printing fees	14,799
Other	7,173

Total Liabilities	28,678,382

Net Assets	$1,128,446,241

Represented by:
Capital	$924,248,792
Accumulated undistributed net investment income	1,110,735
Accumulated net realized gains from investment and futures contracts	53,310,567
Net unrealized appreciation/(depreciation) from investments	149,001,077
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	775,070

Net Assets	$1,128,446,241

Net Assets:
Class I Shares	$333,613,656
Class II Shares	14,478,685
Class Y Shares	780,353,900

Total	$1,128,446,241

*	Includes value of securities on loan of $20,401,305 (Note 2)

2011 Semiannual Report	13

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,801,279
Class II Shares	732,282
Class Y Shares	39,304,602

Total	56,838,163

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.86
Class II Shares	$19.77
Class Y Shares	$19.85

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$8,259,940
Income from securities lending (Note 2)	60,458
Other income	1,433

Total Income	8,321,831

EXPENSES:
Investment advisory fees	1,442,381
Fund administration fees	202,998
Distribution fees Class II Shares	17,960
Administrative servicing fees Class I Shares	247,262
Administrative servicing fees Class II Shares	3,209
Professional fees	32,152
Printing fees	14,757
Trustee fees	22,931
Custodian fees	23,180
Accounting and transfer agent fees	232
Compliance program costs (Note 3)	2,458
Other	11,645

Total expenses before earnings credit and fees waived	2,021,165

Earnings credit (Note 4)	(140)
Investment advisory fees waived (Note 3)	(114,615)

Net Expenses	1,906,410

NET INVESTMENT INCOME	6,415,421

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	50,657,396
Net realized gains from futures transactions (Note 2)	1,544,212

Net realized gains from investment and futures transactions	52,201,608

Net change in unrealized appreciation/(depreciation) from investments	39,205,861
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	248,036

Net change in unrealized appreciation/(depreciation) from investments and futures	39,453,897

Net realized/unrealized gains from investments and futures transactions	91,655,505

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$98,070,926

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$6,415,421	$11,954,044
Net realized gains from investment and futures transactions	52,201,608	48,979,165
Net change in unrealized appreciation from investments and futures	39,453,897	203,906,190

Change in net assets resulting from operations	98,070,926	264,839,399

Distributions to Shareholders From:
Net investment income:
Class I	(1,146,139)	(3,666,463)
Class II	(39,299)	(126,351)
Class Y	(4,119,248)	(11,211,533)
Net realized gains:
Class I	–	(322,687)
Class II	–	(14,015)
Class Y	–	(931,664)

Change in net assets from shareholder distributions	(5,304,686)	(16,272,713)

Change in net assets from capital transactions	(212,433,199)	(54,219,568)

Change in net assets	(119,666,959)	194,347,118

Net Assets:
Beginning of period	1,248,113,200	1,053,766,082

End of period	$1,128,446,241	$1,248,113,200

Accumulated undistributed net investment income at end of period	$1,110,735	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$26,155,588	$29,009,414
Dividends reinvested	1,146,139	3,989,150
Cost of shares redeemed	(34,622,278)	(76,486,950)

Total Class I	(7,320,551)	(43,488,386)

Class II Shares
Proceeds from shares issued	1,516,983	1,803,759
Dividends reinvested	39,299	140,366
Cost of shares redeemed	(1,832,933)	(3,713,664)

Total Class II	(276,651)	(1,769,539)

Class Y Shares
Proceeds from shares issued	52,084,355	82,582,098
Dividends reinvested	4,119,248	12,143,197
Cost of shares redeemed	(261,039,600)	(103,686,938)

Total Class Y	(204,835,997)	(8,961,643)

Change in net assets from capital transactions	$(212,433,199)	$(54,219,568)

16	Semiannual Report 2011

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	1,325,464	1,792,655
Reinvested	59,381	239,574
Redeemed	(1,778,963)	(4,828,804)

Total Class I Shares	(394,118)	(2,796,575)

Class II Shares
Issued	78,096	111,463
Reinvested	2,049	8,442
Redeemed	(94,161)	(232,056)

Total Class II Shares	(14,016)	(112,151)

Class Y Shares
Issued	2,656,455	5,134,414
Reinvested	213,334	728,744
Redeemed	(13,250,625)	(6,441,016)

Total Class Y Shares	(10,380,836)	(577,858)

Total change in shares	(10,788,970)	(3,486,584)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.46	0.08	1.39	1.47	(0.07)	–	(0.07)	$19.86	7.96%	$333,613,656	0.40%	0.87%	0.42%	6.90%
Year Ended December 31, 2010(e)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%	$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%	22.52%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46)%	$250,979,592	0.44%	1.22%	0.44%	24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0.47%	23.90%
Year Ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)	(0.46)	$18.59	9.89%	$548,012,004	0.50%	1.17%	0.50%	13.76%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.38	0.07	1.37	1.44	(0.05)	–	(0.05)	$19.77	7.86%	$14,478,685	0.54%	0.72%	0.56%	6.90%
Year Ended December 31, 2010(e)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%	$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009(e)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%	22.52%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61)%	$11,279,926	0.64%	1.02%	0.64%	24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0.62%	23.90%
Year Ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)	(0.43)	$18.53	9.74%	$21,522,029	0.66%	1.01%	0.66%	13.76%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.46	0.10	1.37	1.47	(0.08)	–	(0.08)	$19.85	7.99%	$780,353,900	0.25%	1.02%	0.27%	6.90%
Year Ended December 31, 2010(e)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%	$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009(e)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%	22.52%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38)%	$541,354,715	0.31%	1.36%	0.31%	24.70%
Year Ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0.29%	23.90%
Period Ended December 31, 2006(f)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)	(0.44)	$18.59	0.94%	$153,172,267	0.31%	1.38%	0.31%	13.76%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,394,512	$—	$—	$9,394,512
Air Freight & Logistics	1,861,473	—	—	1,861,473
Airlines	3,400,788	—	—	3,400,788
Auto Components	12,134,763	—	—	12,134,763
Automobiles	1,127,010	—	—	1,127,010
Beverages	5,141,215	—	—	5,141,215
Biotechnology	12,459,657	—	—	12,459,657
Building Products	1,786,974	—	—	1,786,974
Capital Markets	22,844,667	—	—	22,844,667
Chemicals	38,849,744	—	—	38,849,744
Commercial Banks	37,924,469	—	—	37,924,469
Commercial Services & Supplies	17,403,960	—	—	17,403,960
Communications Equipment	16,366,639	—	—	16,366,639
Computers & Peripherals	6,160,176	—	—	6,160,176
Construction & Engineering	14,300,624	—	—	14,300,624
Construction Materials	3,368,176	—	—	3,368,176
Containers & Packaging	19,944,289	—	—	19,944,289
Distributors	3,505,922	—	—	3,505,922
Diversified Consumer Services	11,490,006	—	—	11,490,006
Diversified Financial Services	4,180,031	—	—	4,180,031
Diversified Telecommunication Services	2,849,133	—	—	2,849,133
Electric Utilities	19,204,922	—	—	19,204,922
Electrical Equipment	19,367,482	—	—	19,367,482
Electronic Equipment, Instruments & Components	24,746,297	—	—	24,746,297
Energy Equipment & Services	33,917,394	—	—	33,917,394
Food & Staples Retailing	4,260,319	—	—	4,260,319
Food Products	25,921,919	—	—	25,921,919
Gas Utilities	19,247,256	—	—	19,247,256
Health Care Equipment & Supplies	34,641,526	—	—	34,641,526

20	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Providers & Services	$38,521,526	$—	$—	$38,521,526
Health Care Technology	3,402,772	—	—	3,402,772
Hotels, Restaurants & Leisure	15,763,141	—	—	15,763,141
Household Durables	16,798,797	—	—	16,798,797
Household Products	9,993,582	—	—	9,993,582
Industrial Conglomerates	2,775,587	—	—	2,775,587
Information Technology Services	28,061,661	—	—	28,061,661
Insurance	43,013,657	—	—	43,013,657
Internet Software & Services	12,621,140	—	—	12,621,140
Leisure Equipment & Products	4,406,060	—	—	4,406,060
Life Sciences Tools & Services	18,072,615	—	—	18,072,615
Machinery	63,842,918	—	—	63,842,918
Marine	4,656,775	—	—	4,656,775
Media	9,897,790	—	—	9,897,790
Metals & Mining	14,345,920	—	—	14,345,920
Multiline Retail	10,075,745	—	—	10,075,745
Multi-Utilities	20,193,193	—	—	20,193,193
Office Electronics	2,122,079	—	—	2,122,079
Oil, Gas & Consumable Fuels	47,796,338	—	—	47,796,338
Paper & Forest Products	4,580,639	—	—	4,580,639
Pharmaceuticals	13,237,969	—	—	13,237,969
Professional Services	10,621,217	—	—	10,621,217
Real Estate Investment Trusts (REITs)	85,804,994	—	—	85,804,994
Real Estate Management & Development	3,728,716	—	—	3,728,716
Road & Rail	14,817,991	—	—	14,817,991
Semiconductors & Semiconductor Equipment	37,090,356	—	—	37,090,356
Software	48,895,387	—	—	48,895,387
Specialty Retail	42,900,215	—	—	42,900,215
Textiles, Apparel & Luxury Goods	21,384,793	—	—	21,384,793
Thrifts & Mortgage Finance	12,380,768	—	—	12,380,768
Tobacco	803,200	—	—	803,200
Trading Companies & Distributors	7,591,399	—	—	7,591,399
Water Utilities	2,798,230	—	—	2,798,230
Wireless Telecommunication Services	2,610,067	—	—	2,610,067
Total Common Stocks	$1,103,408,580	$—	$—	$1,103,408,580
Futures Contracts	775,070	—	—	775,070
Mutual Fund	31,278,245	—	—	31,278,245
Repurchase Agreement	—	19,868,367	—	19,868,367
Total	$1,135,461,895	$19,868,367	$—	$1,155,330,262

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

22	Semiannual Report 2011

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$775,070
Total		$775,070
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures — Equity contracts	$1,544,212
Total	$1,544,212

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$248,036
Total	$248,036

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$20,401,305	$19,868,367

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

24	Semiannual Report 2011

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011 the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $264,809 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$—	$37,041	$—	$—	$37,041

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011 no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $114,615 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s

26	Semiannual Report 2011

Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $2,458.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $250,471 in Administrative Services fees from the Fund.

4.   Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $87,680,271 and sales of $295,275,852 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2011 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,019,521,829	$219,299,270	$(84,265,907)	$135,033,363

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

28	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	29

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

30	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	31

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

32	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	33

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

34	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	35

NVIT Money Market Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Money Market Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,000.00	1.34	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27
Class II Shares	Actual	1,000.00	1,000.00	1.34	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27
Class IV Shares	Actual	1,000.00	1,000.00	1.34	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27
Class V Shares	Actual	1,000.00	1,000.00	1.34	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27
Class Y Shares	Actual	1,000.00	1,000.00	1.34	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Money Market Fund
June 30, 2011 (Unaudited)

Asset Allocation
Commercial Paper	61.1%
Certificates of Deposit	17.1%
Mutual Funds	10.5%
U.S. Government Sponsored & Agency Obligations	4.4%
Municipal Bonds	2.1%
U.S. Treasury Notes	1.4%
Corporate Bonds	1.0%
Collateralized Mortgage Obligation	0.9%
Asset-Backed Securities	0.5%
Other assets in excess of liabilities	1.0%

100.0%

Top Industries †
Banking	21.1%
Finance—Commercial	15.5%
Finance—Retail	11.6%
Asset Management	10.6%
Finance—Automotive	8.5%
Oil & Oil Finance	4.6%
Government Agency	4.5%
Pharmaceuticals	4.2%
Food & Beverage	3.7%
Chemicals	3.5%
Other Industries	12.2%

100.0%

Top Holdings †
Federated Prime Obligations Fund, Class I	5.3%
Federated Prime Cash Obligations Fund, Class I	5.3%
Merck & Co., Inc., 0.10%, 08/25/11	4.2%
Hewlett-Packard Co., 0.09%, 07/18/11	3.4%
Barton Capital LLC, 0.12%, 07/06/11	2.8%
Jupiter Securitization Co. LLC, 0.03%, 07/01/11	2.7%
Federal Home Loan Bank, 0.09%, 07/20/11	2.2%
Federal Home Loan Mortgage Corp., 0.24%, 01/09/12	2.2%
Credit Agricole North America, Inc., 0.50%, 09/14/11	2.2%
Archer-Daniels-Midland Co., 0.22%, 07/12/11	2.1%
Other Holdings	67.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 1.4%

	Principal Amount	Market Value

Finance-Automotive 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A1,
0.32%, 02/08/12	$2,566,714	$2,566,714

Finance-Retail 1.3%
Fosse Master Issuer PLC (b)
Series 2011-1A, Class A1,
.35%, 04/18/12 (a)(b)	20,000,000	20,000,000
Holmes Master Issuer PLC,
Series 2011-1A, Class A1,
0.33%, 01/16/12 (a)(b)	10,000,000	10,000,000

Total Asset-Backed Securities (cost $32,566,714)		32,566,714

Certificates of Deposit 17.1%
Banking 17.1%
Bank of Montreal
0.47%, 09/02/11	5,000,000	5,000,000
0.28%, 10/24/11 (a)	5,000,000	5,000,000
0.24%, 05/24/12	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.30%, 07/20/11	25,000,000	25,000,000
0.28%, 08/16/11	25,000,000	25,000,000
0.25%, 09/07/11	25,000,000	25,000,000
0.25%, 09/12/11	25,000,000	25,000,000
0.25%, 09/15/11	5,000,000	5,000,000
Barclays Bank PLC,
0.81%, 01/25/12	10,000,000	10,000,000
BNP Paribas
0.51%, 07/05/11	10,000,000	10,000,000
0.52%, 07/25/11	20,000,000	20,000,000
0.53%, 09/14/11	40,000,000	40,000,000
0.40%, 11/07/11	15,000,000	15,000,000
Credit Agricole Corporate and Investment Bank - New York
0.56%, 07/18/11	5,000,000	5,000,000
0.50%, 08/09/11	10,000,000	10,000,000
0.37%, 11/09/11	5,000,000	5,000,000
Credit Suisse AG,
0.20%, 08/04/11	20,000,000	20,000,000
Deutsche Bank AG,
0.36%, 07/01/11	6,000,000	6,000,000
Mizuho Corporate Bank - New York
0.29%, 07/18/11	47,000,000	47,000,000
0.24%, 09/15/11	30,000,000	30,000,000
Societe Generale, Paris
0.40%, 10/19/11	10,000,000	10,000,000
0.38%, 11/07/11	20,000,000	20,000,000

Certificates of Deposit (continued)

	Principal Amount	Market Value

Banking (continued)
Toronto Dominion Bank - New York,
0.40%, 09/07/11	$25,000,000	$25,000,000

		398,000,000

Total Certificates of Deposit (cost $398,000,000)		398,000,000

Commercial Paper 61.1%
Banking 3.7%
Credit Agricole North America, Inc.,
0.50%, 09/14/11	50,000,000	49,947,917
Matchpoint Master Trust,
0.38%, 11/28/11 (b)	10,000,000	9,984,167
Societe Generale North America, Inc.,
0.50%, 09/01/11	27,500,000	27,476,319

		87,408,403

Chemicals 3.5%
Du Pont (E.I.) de Nemours & Co.
0.15%, 07/12/11 (b)	10,000,000	9,999,541
0.14%, 07/18/11 (b)	28,000,000	27,998,149
0.15%, 07/19/11 (b)	43,710,000	43,706,722

		81,704,412

Computers & Peripherals 3.4%
Hewlett-Packard Co.,
0.09%, 07/18/11 (b)	78,259,000	78,255,674

Finance-Automotive 8.3%
FCAR Owner Trust
0.45%, 07/05/11	21,000,000	20,998,950
0.45%, 07/25/11	12,000,000	11,996,400
0.43%, 09/28/11	30,000,000	29,968,108
0.40%, 10/24/11	24,000,000	23,969,334
0.40%, 10/26/11	17,200,000	17,177,640
Toyota Motor Credit Corp.
0.25%, 07/07/11	25,000,000	24,998,958
0.21%, 07/18/11	23,000,000	22,997,719
0.20%, 08/01/11 (a)	10,000,000	10,001,493
0.20%, 08/29/11	23,000,000	22,992,461
0.20%, 09/21/11	7,500,000	7,496,583

		192,597,646

Finance-Commercial 15.0%
Atlantic Asset Securitization LLC
0.26%, 07/05/11 (b)	21,000,000	20,999,393

6	Semiannual Report 2011

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Commercial (continued)
0.26%, 07/07/11 (b)	$21,000,000	$20,999,090
0.16%, 07/14/11 (b)	10,000,000	9,999,422
0.20%, 08/22/11 (b)	22,500,000	22,493,500
0.19%, 08/31/11 (b)	12,000,000	11,996,137
0.19%, 09/07/11 (b)	23,000,000	22,991,746
0.18%, 09/12/11 (b)	5,500,000	5,497,992
Barton Capital LLC
0.12%, 07/06/11 (b)	35,000,000	34,999,417
0.15%, 07/06/11 (b)	30,005,000	30,004,375
Fairway Finance LLC
0.23%, 07/11/11 (b)	20,000,000	20,000,000
0.18%, 08/18/11 (b)	458,000	457,890
0.20%, 12/15/11 (b)	25,000,000	25,000,000
Market Street Funding LLC
0.14%, 07/15/11 (b)	17,418,000	17,417,052
0.18%, 08/18/11 (b)	19,510,000	19,505,317
0.17%, 08/26/11 (b)	22,015,000	22,009,018
0.18%, 08/29/11 (b)	35,030,000	35,019,666
Northern Pines Funding LLC,
0.30%, 10/05/11 (b)	20,000,000	19,984,000
Starbird Funding Corp.,
0.06%, 07/01/11 (b)	9,007,000	9,007,000

		348,381,015

Finance-Retail 10.2%
Chariot Funding LLC
0.03%, 07/01/11 (b)	12,000,000	12,000,000
0.21%, 07/05/11 (b)	47,982,000	47,980,880
0.11%, 07/06/11 (b)	9,000,000	8,999,863
Falcon Asset Securitization Co. LLC
0.21%, 07/07/11 (b)	12,500,000	12,499,562
0.17%, 09/26/11 (b)	23,000,000	22,990,551
Jupiter Securitization Co. LLC,
0.03%, 07/01/11 (b)	63,000,000	63,000,000
Salisbury Receivables Co. LLC
0.16%, 07/11/11 (b)	15,000,000	14,999,333
0.19%, 08/01/11 (b)	20,000,000	19,996,728
Sheffield Receivables Corp.,
0.18%, 08/25/11 (b)	35,000,000	34,990,375

		237,457,292

Food & Beverage 3.7%
Coca-Cola Co. (The)
0.24%, 07/07/11 (b)	16,500,000	16,499,340
0.25%, 07/26/11 (b)	13,214,000	13,211,706
0.12%, 08/10/11 (b)	35,414,000	35,409,278
0.24%, 09/02/11 (b)	20,126,000	20,117,547

		85,237,871

Food Products 3.2%
Archer-Daniels-Midland Co.
0.22%, 07/12/11	50,000,000	50,000,000

Commercial Paper (continued)

	Principal Amount	Market Value

Food Products (continued)
0.22%, 07/14/11	$25,000,000	$25,000,000

		75,000,000

Oil & Oil Finance 4.5%
ConocoPhillips Qatar Funding Ltd.
0.25%, 07/08/11 (b)	4,000,000	3,999,806
0.25%, 07/11/11 (b)	5,100,000	5,099,646
0.24%, 07/25/11 (b)	49,370,000	49,362,101
0.20%, 08/16/11 (b)	8,800,000	8,797,751
0.19%, 08/23/11 (b)	10,000,000	9,997,203
0.19%, 09/06/11 (b)	22,300,000	22,292,114
0.18%, 09/13/11 (b)	5,900,000	5,897,817

		105,446,438

Pharmaceuticals 4.2%
Merck & Co., Inc.,
0.10%, 08/25/11 (b)	98,000,000	97,985,028

Pharmaceuticals and Health Care 1.4%
Novartis Finance Corp.,
0.06%, 07/05/11 (b)	24,707,000	24,706,824
Novartis Securities Investment Ltd.,
0.25%, 07/14/11 (b)	9,000,000	8,999,188

		33,706,012

Total Commercial Paper (cost $1,423,179,791)		1,423,179,791

Corporate Bonds 1.0%
Electronics 0.1%
IBM Corp.,
0.85%, 07/28/11 (a)	2,300,000	2,300,922

Finance-Commercial 0.4%
General Electric Capital Corp.
0.44%, 11/21/11 (a)	1,000,000	1,000,658
5.88%, 02/15/12	1,000,000	1,033,395
5.00%, 04/10/12	4,400,000	4,550,895
0.37%, 06/12/12 (a)	2,400,000	2,398,341

		8,983,289

Insurance 0.5%
Metropolitan Life Global Funding I,
5.75%, 07/25/11 (b)	1,500,000	1,505,266
New York Life Global Funding,
0.25%, 12/01/11 (a)(b)	10,000,000	10,000,000

		11,505,266

Total Corporate Bonds (cost $22,789,477)		22,789,477

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Money Market Fund (Continued)

Municipal Bonds 2.1%

	Principal Amount	Market Value

Alaska 0.7%
Alaska Housing Finance Corp.,
0.05%, 12/01/40 (a)	$15,000,000	$15,000,000

California 0.3%
ABAG Finance Authority for Non-profit Corporations, Point Loma Nazarene University,
0.05%, 10/01/33 (a)	7,325,000	7,325,000

Texas 1.1%
Board of Regents of The University of Texas System,
0.04%, 08/01/34 (a)	14,550,000	14,550,000
Houston, TX Combined Utility System,
0.09%, 05/15/34 (a)	12,050,000	12,050,000

		26,600,000

Total Municipal Bonds (cost $48,925,000)		48,925,000

U.S. Government Sponsored & Agency Obligations 4.4%
Government Agency Securities 4.4%
Federal Home Loan Bank,
0.09%, 07/20/11(a)	50,000,000	49,999,196
Federal Home Loan Mortgage Corp.,
0.24%, 01/09/12 (a)	50,000,000	49,989,368
Federal National Mortgage Association,
0.10%, 08/11/11 (a)	3,600,000	3,599,758

		103,588,322

Total U.S. Government Sponsored & Agency Obligations (cost $103,588,322)		103,588,322

Mutual Funds 10.5%

	Shares	Market Value

Asset Management 10.5%
Federated Prime Cash Obligations
Fund, Class I, 0.11% (c)	122,037,919	$122,037,919
Federated Prime Obligations Fund,
Class I, 0.09% (c)	122,239,658	122,239,658

Total Mutual Funds (cost $244,277,577)		244,277,577

U.S. Treasury Notes 1.4%

	Principal Amount	Market Value

U.S. Treasury Notes
0.75%, 11/30/11	$20,000,000	$20,036,996
1.00%, 07/31/11	11,900,000	11,909,759

Total U.S. Treasury Notes (cost $31,946,755)		31,946,755

Total Investments (cost $2,305,273,636) (d)—99.0%		2,305,273,636

Other assets in excess of liabilities—1.0%		22,777,791

NET ASSETS—100.0%		$2,328,051,427

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $1,119,662,175 which represents 48.09% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Money Market Fund
Assets:
Investments, at value (cost $2,305,273,636)	$2,305,273,636
Cash	54,108
Interest and dividends receivable	696,129
Receivable for capital shares issued	29,813,249
Prepaid expenses	624,920

Total Assets	2,336,462,042

Liabilities:
Payable for capital shares redeemed	7,219,039
Accrued expenses and other payables:
Investment advisory fees	687,941
Fund administration fees	56,114
Distribution fees	58,356
Administrative servicing fees	257,749
Accounting and transfer agent fees	14,444
Custodian fees	14,030
Compliance program costs (Note 3)	1,471
Professional fees	42,316
Printing fees	33,749
Other	25,406

Total Liabilities	8,410,615

Net Assets	$2,328,051,427

Represented by:
Capital	$2,329,605,714
Accumulated net realized losses from investment transactions with affiliates	(1,554,287)

Net Assets	$2,328,051,427

Net Assets:
Class I Shares	$1,124,384,463
Class II Shares	305,697,439
Class IV Shares	69,973,063
Class V Shares	458,707,372
Class Y Shares	369,289,090

Total	$2,328,051,427

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,125,252,283
Class II Shares	305,889,431
Class IV Shares	70,019,909
Class V Shares	459,068,610
Class Y Shares	369,379,122

Total	2,329,609,355

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$2,712,955
Dividend income	177,945

Total Income	2,890,900

EXPENSES:
Investment advisory fees	3,968,089
Fund administration fees	316,684
Distribution fees Class II Shares	275,458
Administrative servicing fees Class I Shares	766,907
Administrative servicing fees Class II Shares	164,814
Administrative servicing fees Class IV Shares	53,921
Administrative servicing fees Class V Shares	231,729
Professional fees	45,255
Printing fees	8,663
Trustee fees	39,471
Custodian fees	38,656
Accounting and transfer agent fees	337
Compliance program costs (Note 3)	4,085
Other	19,166

Total expenses before earnings credit, fees waived and expenses reimbursed	5,933,235

Earnings credit (Note 4)	(84)
Investment advisory fees voluntarily waived (Note 3)	(1,549,422)
Distribution fees voluntarily waived - Class II (Note 3)	(275,458)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(766,907)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(164,814)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(53,921)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(231,729)

Net Expenses	2,890,900

NET INVESTMENT INCOME	–

REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	222

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$222

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$–	$1,477
Net realized gains from investment transactions	222	1,341

Change in net assets resulting from operations	222	2,818

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,287)
Class II	–	(628)
Class IV	–	(165)
Class V	–	(993)
Class Y	–	(602)

Change in net assets from shareholder distributions	–	(4,675)

Change in net assets from capital transactions	150,032,140	(276,686,968)

Change in net assets	150,032,362	(276,688,825)

Net Assets:
Beginning of period	2,178,019,065	2,454,707,890

End of period	$2,328,051,427	$2,178,019,065

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$267,241,388	$471,638,190
Dividends reinvested	–	2,287
Cost of shares redeemed	(209,154,494)	(695,463,358)

Total Class I	58,086,894	(223,822,881)

Class II Shares
Proceeds from shares issued	450,936,734	702,235,514
Dividends reinvested	–	628
Cost of shares redeemed	(378,956,002)	(764,219,860)

Total Class II	71,980,732	(61,983,718)

Class IV Shares
Proceeds from shares issued	7,134,537	25,815,644
Dividends reinvested	–	165
Cost of shares redeemed	(14,692,359)	(39,235,764)

Total Class IV	(7,557,822)	(13,419,955)

Class V Shares
Proceeds from shares issued	138,457,622	313,380,606
Dividends reinvested	–	993
Cost of shares redeemed	(156,274,234)	(359,997,558)

Total Class V	(17,816,612)	(46,615,959)

2011 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	$69,518,348	$147,966,702
Dividends reinvested	–	602
Cost of shares redeemed	(24,179,400)	(78,811,759)

Total Class Y	45,338,948	69,155,545

Change in net assets from capital transactions	$150,032,140	$(276,686,968)

SHARE TRANSACTIONS:
Class I Shares
Issued	267,241,388	471,638,190
Reinvested	–	2,287
Redeemed	(209,154,494)	(695,463,358)

Total Class I Shares	58,086,894	(223,822,881)

Class II Shares
Issued	450,936,734	702,235,514
Reinvested	–	628
Redeemed	(378,956,002)	(764,219,860)

Total Class II Shares	71,980,732	(61,983,718)

Class IV Shares
Issued	7,134,537	25,815,644
Reinvested	–	165
Redeemed	(14,692,359)	(39,235,764)

Total Class IV Shares	(7,557,822)	(13,419,955)

Class V Shares
Issued	138,457,622	313,380,606
Reinvested	–	993
Redeemed	(156,274,234)	(359,997,558)

Total Class V Shares	(17,816,612)	(46,615,959)

Class Y Shares
Issued	69,518,348	147,966,702
Reinvested	–	602
Redeemed	(24,179,400)	(78,811,759)

Total Class Y Shares	45,338,948	69,155,545

Total change in shares	150,032,140	(276,686,968)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$1,124,384,463	0.27%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.04%		$1,290,121,011	0.53%	0.05%	0.67%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.05	%(e)	$1,849,909,902	0.59%	2.00%	0.60%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.79	%(f)	$1,555,557,742	0.64%	4.69%	0.64%
Year Ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.53%		$1,269,500,302	0.64%	4.46%	0.64%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$305,697,439	0.27%	–	0.82%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009(d)(g)	$1.00	–	–	–	–	$1.00	0.04%		$295,700,874	0.29%	–	0.86%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$69,973,063	0.27%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009(c)	$1.00	–	–	–	–	$1.00	0.09%		$90,950,906	0.47%	0.10%	0.71%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.15	%(e)	$82,903,026	0.50%	2.12%	0.62%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.94	%(f)	$78,295,421	0.50%	4.83%	0.62%
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.67%		$76,972,805	0.50%	4.58%	0.64%

Class V Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$458,707,372	0.27%	–	0.52%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.06%		$523,140,279	0.50%	0.06%	0.60%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.14	%(e)	$677,242,363	0.51%	2.07%	0.52%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.87	%(f)	$511,681,426	0.57%	4.76%	0.57%
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.61%		$466,192,183	0.56%	4.56%	0.56%

Class Y Shares(h)
Six Months Ended June 30, 2011 (Unaudited)(d)	$1.00	–	–	–	–	$1.00	–		$369,289,090	0.27%	–	0.42%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%		$254,794,820	0.49%	0.07%	0.50%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.18	%(e)	$169,653,030	0.47%	2.19%	0.47%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.97	%(f)	$182,709,725	0.45%	4.79%	0.45%
Period Ended December 31, 2006(i)	$1.00	0.03	0.03	(0.03)	(0.03)	$1.00	3.26%		$15,448,182	0.48%	4.81%	0.48%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	Includes payment from the adviser which increased the total return by 0.03% (Note 3).
(f)	Includes payment from the adviser which increased the total return by 0.25% (Note 3).
(g)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(h)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(i)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds of funds, such as the NVIT Cardinal and Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

14	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund generally values its investments at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$32,566,714	$—	$32,566,714
Certificates of Deposit	—	398,000,000	—	398,000,000
Commercial Paper	—	1,423,179,791	—	1,423,179,791
Corporate Bonds	—	22,789,477	—	22,789,477
Municipal Bonds	—	48,925,000	—	48,925,000
Mutual Funds	244,277,577	—	—	244,277,577
U.S. Treasury Notes	—	31,946,755	—	31,946,755
U.S. Government Sponsored & Agency Obligations	—	103,588,322	—	103,588,322
Total	$244,277,577	$2,060,996,059	$—	$2,305,273,636

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

16	Semiannual Report 2011

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $394,613 for the six months ended June 30, 2011.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.50% for Class IV shares of the Fund.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$91,053	$141,332	$27,094	$—	$259,479

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $4,085.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2011, NFS received $1,217,371 in Administrative Services fees from the Fund.

During the six months ended June 30, 2011, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $1,549,422. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $275,458. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $1,217,371. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

18	Semiannual Report 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had short-term purchases of $11,910,084 and sales of $30,000,000 of U.S. Government Securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,305,273,636	$—	$(—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	19

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Semiannual Report 2011

NVIT Multi Sector Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

26	Statement of Assets and Liabilities

27	Statement of Operations

28	Statements of Changes in Net Assets

29	Financial Highlights

30	Notes to Financial Statements

40	Supplemental Information

43	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi Sector Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,040.70	5.06	1.00
	Hypothetical	[b]	1,000.00	1,019.84	5.01	1.00

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Multi Sector Bond Fund

Asset Allocation
Corporate Bonds	46.2%
Sovereign Bonds	15.5%
Mutual Fund	14.9%
U.S. Government Mortgage Backed Agencies	14.5%
Collateralized Mortgage Obligations	8.7%
Commercial Mortgage Backed Securities	4.6%
Asset-Backed Securities	3.0%
U.S. Treasury Bonds	2.2%
U.S. Government Sponsored & Agency Obligations	1.1%
U.S. Treasury Notes	1.0%
Municipal Bonds	0.7%
Convertible Corporate Bonds	0.2%
Yankee Dollars	0.1%
Common Stocks ‡	0.0%
Liabilities in excess of other assets	(12.7%)

100.0%

Top Industries †
Diversified Financial Services	4.6%
Diversified Telecommunication Services	3.1%
Oil, Gas & Consumable Fuels	3.1%
Energy Equipment & Services	2.9%
Media	2.3%
Metals & Mining	2.1%
Capital Markets	1.8%
Commercial Banks	1.7%
Gas Utilities	1.6%
Wireless Telecommunication Services	1.2%
Other Industries	75.6%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	13.2%
Fannie Mae Pool TBA, 4.50%, 07/25/41	3.3%
Fannie Mae Pool TBA, 5.50%, 07/25/41	2.0%
Fannie Mae Pool TBA, 5.00%, 07/25/41	1.8%
Fannie Mae Pool TBA, 4.00%, 07/25/41	1.7%
Fannie Mae Pool TBA, 6.00%, 07/25/41	1.5%
U.S. Treasury Bonds, 4.38%, 05/15/41	1.4%
Fannie Mae Pool, 5.50%, 06/01/38	0.8%
Argentina Government International Bond,
7.82%, 12/31/33	0.7%
Petroleos de Venezuela SA, 5.00%, 10/28/15	0.7%
Other Holdings	72.9%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.0%

	Principal Amount	Market Value

Auto Floor Plan 0.4%
Ally Master Owner Trust
Series 2010-1, Class A,
1.94%, 01/15/15 (a)(b)	$220,000	$223,940
Series 2011-3, Class A2,
1.81%, 05/15/16	365,000	365,809
Ford Credit Floorplan Master Owner Trust,
Series 2010-5, Class A1,
1.50%, 09/15/15	330,000	331,300

		921,049

Automobile 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2011-3, Class B,
2.28%, 06/08/16	475,000	473,249
Nissan Auto Lease Trust,
Series 2010-B, Class A4,
1.27%, 10/15/16	285,000	286,171
Nissan Auto Receivables Owner Trust,
Series 2010-A, Class A3,
0.87%, 07/15/14	240,000	240,163
Prestige Auto Receivables Trust,
Series 2011-1A, Class A3,
1.90%, 08/17/15 (b)	510,000	511,628
Santander Drive Auto Receivables Trust,
Series 2011-2, Class B,
2.66%, 01/15/16	210,000	209,957
SMART Trust,
Series 2011-1USA, Class A2A,
1.18%, 04/14/13 (b)	255,000	255,168
Volkswagen Auto Lease Trust,
Series 2010-A, Class A4,
1.18%, 10/20/15	290,000	291,001
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Class A4,
1.98%, 09/20/17	595,000	601,892

		2,869,229

Credit Card 0.5%
Penarth Master Issuer PLC,
Series 2011-1A, Class A1,
0.85%, 05/18/15 (a)(b)	580,000	579,672
Washington Mutual Master Note Trust,
Series 2006-C2A, Class C2,
0.69%, 08/17/15 (a)(b)	540,000	539,647

		1,119,319

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Home Equity 0.1%
FDIC Trust,
Series 2010-R1, Class A,
2.18%, 05/25/50 (b)	$196,333	$196,075
Provident Bank Home Equity Loan Trust,
Series 2000-2, Class A1,
0.73%, 08/25/31(a)	89,043	47,899
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF2,
5.51%, 04/25/37 (c)	120,000	52,294

		296,268

Manufactured Housing 0.1%
Mid-State Trust,
Series 4, Class A,
8.33%, 04/01/30	193,773	199,748

Other 0.3%
Countrywide Asset-Backed Certificates,
Series 2007-4, Class A2,
5.53%, 09/25/37	300,000	265,560
Credit-Based Asset Servicing and Securitization LLC,
Series 2002-CB2, Class A2,
1.29%, 04/25/32 (a)	435,061	359,664
Fannie Mae Grantor Trust,
Series 2003-T4, Class 2A5,
5.41%, 09/26/33 (c)	71,525	73,863

		699,087

Student Loan 0.4%
SLM Student Loan Trust
Series 2011-A, Class A2,
4.37%, 04/17/28 (b)	255,000	264,226
Series 2011-B, Class A2,
3.74%, 02/15/29 (b)	655,000	646,520

		910,746

Total Asset-Backed Securities (cost $6,667,830)		7,015,446

Collateralized Mortgage Obligations 8.7%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1,
5.15%, 03/25/58 (a)(b)	131,935	135,860
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2,
3.23%, 10/25/34 (a)	41,557	38,082

6	Semiannual Report 2011

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Banc of America Mortgage Securities, Inc. (continued)
Series 2004-L, Class 2A1,
2.88%, 01/25/35 (a)	$231,136	$200,277
Series 2005-7, Class 1A4,
7.50%, 08/25/35	194,119	197,737
Series 2005-I, Class 4A1,
5.16%, 10/25/35 (a)	169,312	156,906
Series 2007-3, Class 1A1,
6.00%, 09/25/37	435,730	383,612
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 12A3,
2.93%, 01/25/35 (a)	549,692	478,635
Bear Stearns ALT-A Trust,
Series 2006- 3, Class 33A1,
5.65%, 05/25/36 (a)	149,587	78,233
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class 1A9,
5.75%, 06/25/36	175,000	161,894
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1,
0.49%, 03/25/35 (a)	374,422	237,172
Series 2006-1, Class A2,
6.00%, 03/25/36	147,310	122,671
Series 2006-HYB3, Class 3A1A,
5.76%, 05/20/36 (a)	99,966	68,905
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
Series 2003-4XS, Class A6A,
4.82%, 10/25/33 (c)	138,995	134,897
Fannie Mae Interest Strip
Series 207, Class 2,
8.00%, 02/01/23	146,362	35,396
Series 264, Class 2,
8.00%, 07/01/24	331,239	78,025
Series 267, Class 2,
8.50%, 10/01/24	343,307	84,607
Series 274, Class 2,
8.50%, 10/01/25	307,902	74,921
Series 277, Class 2,
7.50%, 04/01/27	174,421	40,701
Fannie Mae REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	110,000	116,686
Series 2009-71, Class MB,
4.50%, 09/25/24	180,000	191,714
Series 2004-70, Class EB,
5.00%, 10/25/24	205,000	222,623
Series 1997-61, Class PK,
8.00%, 08/18/27	235,943	57,847
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	131,959

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Series 2009-69, Class MB,
4.00%, 09/25/29	$400,000	$400,731
Series 2009-96, Class DB,
4.00%, 11/25/29	535,000	537,902
Series 2003-82, Class IA,
6.00%, 08/25/32	46,934	1,439
Series 2003-32, Class UI,
6.00%, 05/25/33	486,067	90,029
Series 2003-35, Class UI,
6.50%, 05/25/33	152,312	33,818
Series 2003-41, Class IB,
7.00%, 05/25/33	425,040	83,160
Series 2003-44, Class IB,
6.00%, 06/25/33	152,369	34,300
Series 2010-85, Class NJ,
4.50%, 08/25/40	572,408	611,035
Fannie Mae-Aces, Series 2006-M2, Class A2F,
5.26%, 05/25/20 (a)	40,000	44,363
FDIC Structured Sale Guaranteed Notes,
Series 2010-L2A, Class A,
3.00%, 09/30/19 (b)	490,766	493,655
FHLMC Multifamily Structured Pass Through Certificates
Series K702, Class X1,
1.57%, 02/25/18 (a)	5,480,000	441,614
Series KAIV, Class A2,
3.99%, 06/25/46	475,000	476,598
First Horizon Asset Securities, Inc.,
Series 2004-AR5, Class 4A1,
5.62%, 10/25/34 (a)	30,143	30,962
Fosse Master Issuer PLC,
Series 2011- 1A, Class A2,
1.62%, 10/18/54 (a)(b)	435,000	434,405
Freddie Mac REMICS
Series 3640, Class JA,
1.50%, 03/15/15	715,018	720,155
Series 1103, Class N,
1156.50%, 06/15/21	4	90
Series 3558, Class G,
4.00%, 08/15/24	485,000	480,352
Series 3123, Class HT,
5.00%, 03/15/26	125,000	134,660
Series 3150, Class EQ,
5.00%, 05/15/26	120,000	127,922
Series 2129, Class SG,
6.81%, 06/17/27 (a)	647,874	111,255
Series 3599, Class DY,
4.50%, 11/15/29	420,000	427,113
Series 3620, Class EL,
4.00%, 01/15/30	185,000	183,106

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Series 3653, Class B,
4.50%, 04/15/30	$405,000	$417,368
Series 2557, Class IW,
6.00%, 04/15/32	156,918	5,534
Series 2649, Class IM,
7.00%, 07/15/33	199,621	43,571
Series 2725, Class TA,
4.50%, 12/15/33	20,000	19,686
Series 3704, Class DC,
4.00%, 11/15/36	195,417	202,474
FREMF Mortgage Trust
Series 2010-K7, Class B,
5.43%, 04/25/20 (a)(b)	565,000	576,337
Series 2011-K702, Class B,
4.77%, 04/25/44 (a)(b)	410,000	388,092
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR2, Class 4A,
4.97%, 05/25/35 (a)	107,799	98,309
Government National Mortgage Association
Series 2010-14, Class A,
4.50%, 06/16/39	200,576	216,823
Series 2011-67, Class B,
3.86%, 10/16/47 (a)	270,000	274,942
Gracechurch Mortgage Financing PLC,
Series 2006-1, Class A6,
0.36%, 11/20/56 (a)(b)	355,000	351,336
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2,
7.50%, 01/25/36 (b)	217,649	206,699
Series 2006-RP1, Class 1A3,
8.00%, 01/25/36 (b)	96,643	93,890
Series 2006-RP1, Class 1A4,
8.50%, 01/25/36 (b)	403,013	400,272
JP Morgan Reremic,
Series 2010-2, Class 2A1,
2.91%, 03/21/37 (a)(b)	189,068	184,720
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2,
5.14%, 09/25/35 (a)	195,000	155,836
Series 2005-A8, Class 1A1,
5.40%, 11/25/35 (a)	128,673	122,388
Series 2006-A6, Class 1A2,
5.35%, 10/25/36 (a)	16,687	13,796
NCUA Guaranteed Notes
Series 2010-R1, Class 2A,
1.84%, 10/07/20	1,267,857	1,281,917
Series 2010-C1, Class A2,
2.90%, 10/29/20	545,000	543,982
Series 2010-R3, Class 3A,
2.40%, 12/08/20	406,797	406,988

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Nomura Asset Acceptance Corp.,
Series 2004-AR2, Class 3A3,
1.11%, 10/25/34 (a)	$155,054	$144,964
Permanent Master Issuer PLC,
Series 2011-1A, Class 1A1,
1.67%, 07/15/42 (a)(b)	540,000	541,306
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 5A4,
5.39%, 06/25/36 (a)	72,769	16,819
Structured Asset Securities Corp.
Series 2003-34A, Class 6A,
2.57%, 11/25/33 (a)	510,492	473,969
Series 2005-6, Class B2,
5.28%, 05/25/35 (a)	350,202	19,665
WaMu Mortgage Pass Through Certificates
Series 2002-AR18, Class A,
2.61%, 01/25/33 (a)	259,927	242,655
Series 2006-AR14, Class 1A4,
5.39%, 11/25/36 (a)	237,625	179,593
Series 2007-HY3, Class 4A1,
2.73%, 03/25/37 (a)	405,403	343,518
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1,
2.89%, 09/25/34 (a)	113,616	109,644
Series 2004-Z, Class 2A1,
2.74%, 12/25/34 (a)	346,655	331,814
Series 2004-BB, Class A2,
2.75%, 01/25/35 (a)	43,454	39,923
Series 2005-AR2, Class 2A1,
2.74%, 03/25/35 (a)	204,953	179,084
Series 2005-AR16, Class 2A1,
2.76%, 10/25/35 (a)	779,837	702,785
Series 2005-14, Class 2A1,
5.50%, 12/25/35	156,560	157,419
Series 2005-17, Class 1A1,
5.50%, 01/25/36	94,589	88,492
Series 2006-AR6, Class 7A1,
5.06%, 03/25/36 (a)	161,278	159,118
Series 2006-3, Class A1,
5.50%, 03/25/36	310,677	309,965
Series 2006-AR4, Class 1A1,
5.77%, 04/25/36 (a)	384,689	333,673
Series 2006-AR10, Class 5A1,
3.15%, 07/25/36 (a)	305,500	245,876

Total Collateralized Mortgage Obligations (cost $18,659,379)		19,953,266

8	Semiannual Report 2011

Commercial Mortgage Backed Securities 4.6%

	Principal Amount	Market Value

Asset Securitization Corp.,
Series 1997- D5, Class A3
7.14%, 02/14/43 (a)	$70,000	$74,460
Banc of America Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.45%, 01/15/49	10,000	10,815
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class SBB,
5.86%, 03/11/32 (b)	83,918	89,431
Series 2003-1, Class SBE,
6.77%, 03/11/32 (b)	155,247	167,531
Series 2005-1, Class A4,
5.23%, 11/10/42 (a)	175,000	183,599
Series 2006-2, Class A4,
5.92%, 05/10/45 (a)	240,000	265,603
Series 2006-4, Class A4,
5.63%, 07/10/46	210,000	229,776
Series 2008-1, Class A4,
6.39%, 02/10/51 (a)	335,000	373,201
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4B,
4.94%, 09/11/42	35,000	34,919
Series 2005-T20, Class A4B,
5.30%, 10/12/42 (a)	115,000	119,611
Series 2006-PW11, Class A1,
5.27%, 03/11/39	152,262	152,182
Series 2007-PW18, Class A1,
5.04%, 06/11/50	22,353	22,519
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A2
3.76%, 04/15/44 (b)	275,000	279,164
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.43%, 10/15/49	280,000	303,903
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.62%, 10/15/48	120,000	130,252
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3,
6.64%, 01/17/32	29,547	29,554
Series 1999-C1, Class C,
7.35%, 01/17/32 (a)	30,000	33,041
Series 1999-C1, Class D,
7.35%, 01/17/32 (a)	95,000	102,619
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.08%, 06/10/38	240,000	249,466

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2, Class C1,
6.38%, 04/15/37 (a)	$55,000	$56,451
Series 2002-CKS4, Class B,
5.33%, 11/15/36	190,000	195,130
CS First Boston Mortgage Securities Corp.
Series 2002-CKP1, Class A3,
6.44%, 12/15/35	13,557	13,749
Series 2003-CPN1, Class A2,
4.60%, 03/15/35	10,000	10,342
Series 2005-C2, Class A3,
4.69%, 04/15/37	112,819	114,785
Extended Stay America, Inc.,
Series 2010-ESHA, Class A
2.95%, 11/05/27 (b)	197,837	196,727
First Union Commercial Mortgage Securities, Inc.,
Series 1997-C2, Class D
7.12%, 11/18/29	93,190	97,936
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class C,
6.97%, 05/15/33 (a)	30,217	30,189
Series 2001-1, Class D,
7.11%, 05/15/33 (a)	175,000	174,824
Series 2002-1A, Class A3,
6.27%, 12/10/35	503,578	514,177
Series 2003-C2, Class F,
5.70%, 07/10/37 (a)(b)	45,000	46,538
Series 2005-C3, Class A4,
5.05%, 07/10/45 (a)	12,106	12,099
Series 2005-C4, Class A4,
5.49%, 11/10/45 (a)	240,000	262,677
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3, Class A4
4.55%, 12/10/41	741,619	746,760
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A3,
4.60%, 08/10/38	18,215	18,207
Series 2011-ALF, Class A,
2.72%, 02/10/21 (b)	250,000	252,975
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class B,
5.21%, 12/12/34 (a)	85,000	88,046
Series 2002-CIB4, Class A2,
5.82%, 05/12/34	56,661	56,608
Series 2003-C1, Class A2,
4.99%, 01/12/37	45,000	47,077
Series 2003-C1, Class B,
5.10%, 01/12/37	165,000	170,932

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB15, Class A4,
5.81%, 06/12/43 (a)	$430,000	$471,376
Series 2006-LDP7, Class AJ,
6.07%, 04/15/45 (a)	200,000	181,760
Series 2007-CB20, Class A4,
5.79%, 02/12/51 (a)	75,000	81,415
Series 2007-CB20, Class AJ,
6.30%, 02/12/51 (a)	115,000	101,870
Series 2010-CNTR, Class A2,
4.31%, 08/05/32 (b)	355,000	344,156
Series 2011-C3, Class A4,
4.72%, 02/16/46 (b)	645,000	651,276
LB-UBS Commercial Mortgage Trust
Series 2000-C4, Class D,
7.70%, 07/15/32	21,480	21,492
Series 2001-C3, Class B,
6.51%, 06/15/36	55,000	55,053
Series 2004-C2, Class A3,
3.97%, 03/15/29	63,269	64,469
Series 2004-C7, Class A1A,
4.48%, 10/15/29	80,306	82,359
Series 2005-C2, Class AAB,
5.01%, 04/15/30	30,891	31,843
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2,
4.96%, 07/12/38	321,252	328,793
Series 2005-CIP1, Class AM,
5.11%, 07/12/38 (a)	240,000	248,826
Series 2008-C1, Class A4,
5.69%, 02/12/51	525,000	567,341
Morgan Stanley Capital I,
Series 2006-IQ12, Class AM
5.37%, 12/15/43	55,000	53,249
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.65%, 07/15/45 (b)	375,000	389,198
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class E
5.26%, 02/11/36 (a)(b)	50,000	48,066
RBSCF Trust,
Series 2010-MB1, Class A2
3.69%, 04/15/24 (b)	410,000	425,166
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C2, Class C
6.84%, 11/13/36 (a)	125,000	126,415

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.79%, 02/15/44 (b)	$265,000	270,719

Total Commercial Mortgage Backed Securities (cost $10,070,863)		10,502,717

Convertible Corporate Bonds 0.2%
Capital Markets 0.0%†
E*Trade Financial Corp.,
0.00%, 08/31/19	60,000	80,100

Marine 0.2%
Horizon Lines, Inc.,
4.25%, 08/15/12	400,000	324,000

Total Convertible Corporate Bonds (cost $372,971)		404,100

Corporate Bonds 46.2%
Aerospace & Defense 0.1%
Honeywell International, Inc.,
5.30%, 03/01/18	140,000	157,301
Textron, Inc.,
6.20%, 03/15/15	180,000	199,720

		357,021

Airlines 0.5%
Continental Airlines,
Series 2007-1, 7.34%, 04/19/14	92,219	91,989
Continental Airlines Pass Through Trust,
Series 2002-1, Class G2,
6.56%, 02/15/12	130,000	132,275
Continental Airlines Pass Through Trust,
Series 2006-1, Class G,
0.60%, 06/02/13 (a)	213,448	201,708
Continental Airlines Pass Through Trust,
Series 1992-2, Class B,
7.57%, 03/15/20	59,013	58,642
Delta Air Lines 2002-1 Class G-2 Pass Through Trust,
Series 02G2, 6.42%, 07/02/12	205,000	211,150
Delta Air Lines, Inc.,
12.25%, 03/15/15 (b)	195,000	215,962

10	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount		Market Value

Airlines (continued)
UAL 2007-1, Pass Through Trust,
Series B, 7.34%, 07/02/19		$242,251	$227,715

			1,139,441

Auto Components 0.4%
Accuride Corp.,
9.50%, 08/01/18		340,000	363,800
Allison Transmission, Inc.,
7.13%, 05/15/19 (b)		185,000	179,912
NES Rentals Holdings, Inc.,
12.25%, 04/15/15 (b)		90,000	87,075
Titan International, Inc.,
7.88%, 10/01/17 (b)		140,000	146,300
UCI International, Inc.,
8.63%, 02/15/19		160,000	164,800

			941,887

Automobiles 0.5%
Hyva Global BV,
8.63%, 03/24/16 (b)		400,000	402,000
Kia Motors Corp.,
3.63%, 06/14/16 (b)		85,000	84,082
Oshkosh Corp.,
8.50%, 03/01/20		85,000	92,012
Volvo Treasury AB,
5.95%, 04/01/15 (b)		445,000	492,258

			1,070,352

Beverages 0.8%
Anheuser-Busch Cos., Inc.,
5.50%, 01/15/18		195,000	217,236
Anheuser-Busch InBev Worldwide, Inc.,
7.75%, 01/15/19		325,000	408,864
CEDC Finance Corp. International, Inc.
8.88%, 12/01/16 (b)	EUR	200,000	258,127
9.13%, 12/01/16 (b)		750,000	684,375
CEDC Finance Corp. International, Inc.,
Series REGS, 9.13%, 12/01/16		200,000	182,500

			1,751,102

Biotechnology 0.1%
Amgen, Inc.,
2.30%, 06/15/16		360,000	356,889

Capital Markets 2.0%
Ameriprise Financial, Inc.,
7.30%, 06/28/19		540,000	651,339

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)
4.50%, 04/01/13	$90,000	$95,624
5.13%, 08/27/13	245,000	265,949
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	1,055,000	1,153,832
E*Trade Financial Corp.,
12.50%, 11/30/17	535,250	626,243
Goldman Sachs Group, Inc. (The)
5.63%, 01/15/17	500,000	529,319
6.00%, 06/15/20	25,000	26,900
Morgan Stanley
6.63%, 04/01/18	510,000	561,812
5.75%, 01/25/21	135,000	136,597
Oppenheimer Holdings, Inc.,
8.75%, 04/15/18 (b)	140,000	145,250
TD Ameritrade Holding Corp.,
4.15%, 12/01/14	365,000	386,481

		4,579,346

Chemicals 0.5%
CF Industries, Inc.,
7.13%, 05/01/20	135,000	157,106
MacDermid, Inc.,
9.50%, 04/15/17 (b)	300,000	312,000
Momentive Performance Materials, Inc.,
9.00%, 01/15/21	240,000	244,800
Nalco Co.
8.25%, 05/15/17	220,000	240,350
6.63%, 01/15/19 (b)	160,000	164,000

		1,118,256

Commercial Banks 1.9%
Ally Financial, Inc.,
7.50%, 09/15/20	165,000	172,425
Banco do Nordeste do Brasil SA,
3.63%, 11/09/15 (b)	200,000	196,500
Banco Votorantim SA,
6.25%, 05/16/16 (b)	1,050,000	692,980
BanColombia SA,
5.95%, 06/03/21 (b)	300,000	304,500
Bangkok Bank PCL,
4.80%, 10/18/20 (b)	130,000	123,099
BB&T Corp.,
2.05%, 04/28/14	265,000	267,957
CBQ Finance Ltd.,
7.50%, 11/18/19 (b)	100,000	113,206
Credit Suisse—New York,
6.00%, 02/15/18	150,000	161,859
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	43,964

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Itau Unibanco Holding SA,
6.20%, 12/21/21(b)	$600,000	$610,500
NB Capital Trust IV,
8.25%, 04/15/27	170,000	173,613
Rabobank, Nederland NV,
11.00%, 12/31/49 (b)(d)	315,000	401,940
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.13%, 01/14/14 (b)	200,000	216,500
Wachovia Capital Trust III,
5.57%, 12/31/49 (d)	285,000	260,775
Wells Fargo & Co.,
4.60%, 04/01/21	700,000	703,886

		4,443,704

Commercial Services & Supplies 1.1%
Cenveo Corp.,
8.88%, 02/01/18	225,000	218,250
Cintas Corp.,
4.30%, 06/01/21	145,000	144,900
Clean Harbors, Inc.,
7.63%, 08/15/16 (b)	150,000	159,000
DynCorp International, Inc.,
10.38%, 07/01/17 (b)	360,000	369,000
EnergySolutions, Inc. / EnergySolutions LLC,
10.75%, 08/15/18	300,000	316,500
iPayment, Inc.,
10.25%, 05/15/18 (b)	150,000	147,375
Iron Mountain, Inc.,
8.00%, 06/15/20	120,000	124,200
Neff Rental LLC/Neff Finance Corp.,
9.63%, 05/15/16 (b)	170,000	161,712
PharmaNet Development Group, Inc.,
10.88%, 04/15/17 (b)	150,000	187,500
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.,
10.75%, 08/01/16	325,000	354,250
Waste Management, Inc.,
6.38%, 03/11/15	75,000	85,818
WCA Waste Corp.,
7.50%, 06/15/19 (b)	180,000	179,775

		2,448,280

Communications Equipment 0.5%
Avaya, Inc.,
7.00%, 04/01/19 (b)	335,000	324,112
Brightstar Corp.,
9.50%, 12/01/16 (b)	260,000	278,200

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment (continued)
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG,
7.50%, 03/15/19 (b)	$250,000	$255,000
Motorola, Inc.,
7.50%, 05/15/25	150,000	175,488
Nokia OYJ,
5.38%, 05/15/19	185,000	177,735

		1,210,535

Computers & Peripherals 0.2%
Hewlett-Packard Co.
5.50%, 03/01/18	130,000	145,380
3.75%, 12/01/20	85,000	82,644
4.30%, 06/01/21	270,000	272,640

		500,664

Construction & Engineering 0.0%†
Tutor Perini Corp.,
7.63%, 11/01/18	100,000	96,000

Construction Materials 0.1%
Cemex Finance Europe BV,
4.75%, 03/05/14	150,000	198,381
Nortek, Inc.,
8.50%, 04/15/21 (b)	45,000	41,625

		240,006

Consumer Finance 1.3%
American Express Credit Corp.
1.65%, 11/01/11	50,000,000	621,933
2.75%, 09/15/15	400,000	399,881
Discover Financial Services,
10.25%, 07/15/19	340,000	439,331
Ford Motor Credit Co. LLC
7.50%, 08/01/12	290,000	303,457
6.63%, 08/15/17	135,000	143,510
5.00%, 05/15/18	550,000	548,120
HSBC Finance Corp.,
6.68%, 01/15/21 (b)	350,000	359,105
International Lease Finance Corp.,
6.50%, 09/01/14 (b)	275,000	291,500

		3,106,837

Consumer Products 0.1%
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18 (b)	150,000	164,250

Containers & Packaging 0.1%
AEP Industries, Inc.,
8.25%, 04/15/19 (b)	85,000	85,213

12	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Containers & Packaging (continued)
ARD Finance SA,
11.13%, 06/01/18 (b)	$200,000	$204,500

		289,713

Diversified Financial Services 5.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
7.88%, 09/25/17 (b)	760,000	798,000
Alta Wind Holdings LLC,
7.00%, 06/30/35 (b)	96,298	102,185
Bank of America Corp.,
5.00%, 05/13/21	960,000	948,334
Bank of New York Mellon SA Institucion de Banca Multiple,
9.63%, 05/02/21 (b)	200,000	204,000
Caisse Centrale Desjardins du Quebec,
2.65%, 09/16/15 (b)	425,000	423,201
CDP Financial, Inc.,
4.40%, 11/25/19 (b)	570,000	583,718
Citigroup, Inc.,
3.95%, 06/15/16	1,050,000	1,074,893
Crown Castle Towers LLC
3.21%, 08/15/15 (b)	300,000	304,616
4.17%, 08/15/17 (b)	485,000	492,771
Dubai Holding Commercial Operations MTN Ltd.,
6.00%, 02/01/17	550,000	730,453
Farmers Exchange Capital,
7.05%, 07/15/28 (b)	385,000	396,558
FUEL Trust,
3.98%, 06/15/16 (b)	440,000	436,425
General Electric Capital Corp.
1.88%, 09/16/13	575,000	581,564
5.30%, 02/11/21	275,000	286,149
Harbinger Group, Inc.,
10.63%, 11/15/15	100,000	103,250
JPMorgan Chase & Co.,
3.15%, 07/05/16	345,000	347,111
Majapahit Holding BV,
7.88%, 06/29/37 (b)	600,000	688,500
Marsico Holdings LLC / Marsico Co. Notes Corp.,
10.63%, 01/15/20 (b)	130,776	77,158
Midwest Gaming Borrower LLC / Midwest Finance Corp.,
11.63%, 04/15/16 (b)	300,000	316,500
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/01/15	170,000	167,582
NPC International, Inc.,
9.50%, 05/01/14	300,000	304,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Pinnacle Foods Finance LLC
9.25%, 04/01/15	$90,000	$93,375
10.63%, 04/01/17	175,000	186,594
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (b)	325,000	354,656
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.50%, 03/25/13	31,000,000	1,131,456
Smurfit Kappa Treasury Funding Ltd.,
7.50%, 11/20/25	495,000	477,675
Vnesheconombank Via VEB Finance Ltd.
6.90%, 07/09/20 (b)	200,000	213,320
6.80%, 11/22/25 (b)	100,000	101,590

		11,926,134

Diversified Telecommunication Services 3.4%
AT&T Corp.,
8.00%, 11/15/31	360,000	476,383
AT&T, Inc.
5.10%, 09/15/14	185,000	203,304
2.95%, 05/15/16	305,000	308,899
Bakrie Telecom Pte Ltd.,
11.50%, 05/07/15 (b)	570,000	584,250
Clearwire Communications LLC / Clearwire Finance, Inc.,
12.00%, 12/01/17 (b)	145,000	151,887
Deutsche Telekom International Finance BV
8.13%, 05/29/12	160,000	244,527
4.88%, 07/08/14	220,000	240,111
EH Holding Corp.,
7.63%, 06/15/21 (b)	175,000	178,500
France Telecom SA
8.50%, 03/01/31	40,000	53,836
8.13%, 01/28/33	90,000	171,552
GCI, Inc.,
8.63%, 11/15/19	130,000	142,350
Qtel International Finance Ltd.,
5.00%, 10/19/25 (b)	1,205,000	1,111,613
Qwest Corp.
8.88%, 03/15/12	500,000	526,250
8.38%, 05/01/16	175,000	206,500
Sprint Capital Corp.
8.38%, 03/15/12	220,000	228,800
8.75%, 03/15/32	360,000	389,700
Telefonica Emisiones SAU,
2.58%, 04/26/13	240,000	242,483
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	300,000	327,066

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Telemar Norte Leste SA,
5.50%, 10/23/20 (b)	$822,000	$811,725
TELUS Corp.,
5.05%, 12/04/19	65,000	69,123
tw Telecom Holdings, Inc.,
8.00%, 03/01/18	150,000	159,938
Verizon Communications, Inc.
3.00%, 04/01/16	305,000	311,531
5.50%, 02/15/18	100,000	111,218
Wind Acquisition Finance SA
11.75%, 07/15/17 (b)	185,000	209,512
7.25%, 02/15/18 (b)	455,000	473,200

		7,934,258

Electric Utilities 0.7%
AES Corp. (The),
9.75%, 04/15/16	250,000	283,750
Commonwealth Edison Co.,
5.80%, 03/15/18	375,000	420,383
Elwood Energy LLC,
8.16%, 07/05/26	100,368	99,364
Energy Future Holdings Corp.,
Series P, 5.55%, 11/15/14	195,000	154,050
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	94,000	100,247
Hydro Quebec,
2.00%, 06/30/16	140,000	137,935
Ohio Power Co.,
Series K, 6.00%, 06/01/16	225,000	258,019
Union Electric Co.,
6.70%, 02/01/19	100,000	117,424

		1,571,172

Electronic Equipment, Instruments & Components 0.0%†
Jabil Circuit, Inc.,
7.75%, 07/15/16	60,000	66,450

Energy Equipment & Services 3.3%
American Petroleum Tankers Parent LLC / AP Tankers Co.,
10.25%, 05/01/15	235,000	245,575
Cenovus Energy, Inc.,
4.50%, 09/15/14	80,000	86,824
Chaparral Energy, Inc.,
8.25%, 09/01/21	150,000	151,125
Coffeyville Resources LLC / Coffeyville Finance, Inc.,
10.88%, 04/01/17 (b)	265,000	300,775
DCP Midstream Operating LP,
3.25%, 10/01/15	395,000	397,510

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Empresa Nacional del Petroleo,
5.25%, 08/10/20 (b)	$335,000	$339,626
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17 (b)	150,000	159,750
Gazprom Via Gazprom International SA,
7.20%, 02/01/20 (b)	103,503	114,889
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16 (b)	170,000	175,100
Hilcorp Energy I LP / Hilcorp Finance Co.,
8.00%, 02/15/20 (b)	150,000	161,250
Key Energy Services, Inc.,
6.75%, 03/01/21	190,000	190,000
Lukoil International Finance BV,
6.13%, 11/09/20 (b)	200,000	206,250
Odebrecht Drilling Norbe VIII / IX Ltd.,
6.35%, 06/30/21 (b)	400,000	422,000
Petroleos de Venezuela SA,
Series 2015, 5.00%, 10/28/15	2,470,000	1,704,300
Petroleos Mexicanos,
6.50%, 06/02/41 (b)	895,000	908,109
PTTEP Canada International Finance Ltd.,
5.69%, 04/05/21 (b)	575,000	573,102
Total Capital SA,
3.00%, 06/24/15	450,000	468,177
Transocean, Inc.
4.95%, 11/15/15	155,000	167,672
6.00%, 03/15/18	480,000	531,447
6.80%, 03/15/38	160,000	171,794
Weatherford International Ltd.,
6.00%, 03/15/18	140,000	153,464

		7,628,739

Financial Services 0.1%
Nuveen Investments, Inc.,
10.50%, 11/15/15	200,000	204,500

Food & Staples Retailing 0.5%
CVS Caremark Corp.
3.25%, 05/18/15	305,000	316,544
5.75%, 05/15/41	180,000	176,982
Kroger Co. (The),
5.00%, 04/15/13	70,000	74,609
Rite Aid Corp.,
9.75%, 06/12/16	290,000	320,088
Wal-Mart Stores, Inc.,
4.13%, 02/01/19	210,000	220,099

		1,108,322

14	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 1.3%
Archer-Daniels-Midland Co.,
4.48%, 03/01/21	$260,000	$271,837
ConAgra Foods, Inc.,
8.25%, 09/15/30	100,000	118,822
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20 (b)	225,000	225,562
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 05/01/14	150,000	172,500
Kraft Foods, Inc.,
4.13%, 02/09/16	455,000	486,530
Pilgrim’s Pride Corp.,
7.88%, 12/15/18 (b)	300,000	277,500
Sigma Alimentos SA de CV,
5.63%, 04/14/18 (b)	520,000	530,400
Simmons Foods, Inc.,
10.50%, 11/01/17 (b)	275,000	291,500
Virgolino de Oliveira Finance Ltd.,
10.50%, 01/28/18(b)	600,000	642,000

		3,016,651

Gas Utilities 1.7%
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	73,030
Consolidated Natural Gas Co.,
Series C, 6.25%, 11/01/11	155,000	157,802
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	275,000	307,848
ENN Energy Holdings Ltd.,
6.00%, 05/13/21 (b)	300,000	294,770
EQT Corp.,
6.50%, 04/01/18	230,000	260,624
Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 12/15/18 (b)	140,000	139,300
Inergy LP/Inergy Finance Corp.,,
7.00%, 10/01/18	165,000	166,650
Regency Energy Partners LP/Regency Energy Finance Corp.
9.38%, 06/01/16	195,000	217,425
6.88%, 12/01/18	50,000	51,750
6.50%, 07/15/21	190,000	192,375
Rockies Express Pipeline LLC,
6.85%, 07/15/18 (b)	545,000	611,073
Sempra Energy,
2.00%, 03/15/14	480,000	484,528
Southern Natural Gas Co,
4.40%, 06/15/21 (b)	460,000	452,425
Targa Resources Partners LP,
6.88%, 02/01/21 (b)	160,000	158,400

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
TC Pipelines LP,
4.65%, 06/15/21	$190,000	$188,980
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	250,475

		4,007,455

Health Care Equipment & Supplies 0.3%
Baxter International, Inc.,
4.63%, 03/15/15	35,000	38,362
Boston Scientific Corp.
4.50%, 01/15/15	355,000	374,302
7.38%, 01/15/40	90,000	103,811
Covidien International Finance SA,
6.00%, 10/15/17	100,000	116,870

		633,345

Health Care Providers & Services 1.0%
Coventry Health Care, Inc.,
5.45%, 06/15/21	155,000	158,597
CRC Health Corp.,
10.75%, 02/01/16	250,000	254,375
Express Scripts, Inc.,
6.25%, 06/15/14	365,000	411,035
HCA, Inc.
9.00%, 12/15/14	115,000	125,637
7.19%, 11/15/15	75,000	75,563
Humana, Inc.,
8.15%, 06/15/38	195,000	236,542
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 05/15/19 (b)	200,000	197,500
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	10,783
7.25%, 08/15/13	255,000	283,913
OnCure Holdings, Inc.,
11.75%, 05/15/17	225,000	232,312
Rotech Healthcare, Inc.,
10.50%, 03/15/18 (b)	140,000	135,100
Symbion, Inc.,
8.00%, 06/15/16 (b)	125,000	122,188

		2,243,545

Hotels, Restaurants & Leisure 0.8%
Caesars Entertainment Operating Co., Inc.,
10.75%, 02/01/16	400,000	392,000
Dave & Buster’s, Inc.,
11.00%, 06/01/18	300,000	321,000
Mandalay Resort Group,
7.63%, 07/15/13	250,000	247,500

2011 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Marina District Finance Co., Inc.,
9.88%, 08/15/18 (b)	$310,000	$321,625
McDonald’s Corp.,
5.00%, 02/01/19	35,000	38,896
Yonkers Racing Corp.,
11.38%, 07/15/16 (b)	295,000	320,075
Yum! Brands, Inc.,
4.25%, 09/15/15	135,000	143,303

		1,784,399

Household Durables 0.1%
Fortune Brands, Inc.,
3.00%, 06/01/12	305,000	309,276

Household Products 0.4%
Central Garden & Pet Co.,
8.25%, 03/01/18	125,000	129,063
Church & Dwight Co., Inc.,
3.35%, 12/15/15	150,000	154,257
Energizer Holdings, Inc.,
4.70%, 05/19/21 (b)	190,000	187,658
Prestige Brands, Inc.
8.25%, 04/01/18 (b)	290,000	303,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC,
9.00%, 04/15/19 (b)	225,000	222,187

		996,940

Independent Power Producers & Energy Traders 0.1%
GenOn Energy, Inc.,
7.63%, 06/15/14	130,000	133,900
NRG Energy, Inc.,
7.88%, 05/15/21 (b)	160,000	159,600

		293,500

Industrial Conglomerates 0.1%
Tyco Electronics Group SA,
6.00%, 10/01/12	205,000	217,371

Information Technology Services 0.4%
EVERTEC, Inc.,
11.00%, 10/01/18 (b)	225,000	240,188
First Data Corp.
10.55%, 09/24/15	275,000	285,312
12.63%, 01/15/21 (b)	150,000	160,500
SunGard Data Systems, Inc.,
10.25%, 08/15/15	200,000	207,000

		893,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 1.1%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	$135,000	$150,103
Alliant Holdings I, Inc.,
11.00%, 05/01/15 (b)	275,000	290,812
American International Group, Inc.,
5.60%, 10/18/16	500,000	523,488
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	210,000	215,866
5.40%, 05/15/18	205,000	227,397
Chubb Corp.,
5.75%, 05/15/18	45,000	50,808
HUB International Holdings, Inc.,
10.25%, 06/15/15 (b)	300,000	305,250
Metropolitan Life Global Funding I,
3.13%, 01/11/16 (b)	470,000	475,836
Willis Group Holdings PLC,
4.13%, 03/15/16	190,000	193,711

		2,433,271

Internet & Catalog Retail 0.2%
HSN, Inc.,
11.25%, 08/01/16	150,000	169,125
QVC, Inc.,
7.50%, 10/01/19 (b)	195,000	206,700

		375,825

Internet Software & Services 0.0%†
Symantec Corp.,
2.75%, 09/15/15	60,000	59,440

Machinery 0.5%
Boart Longyear Management Pty Ltd.,
7.00%, 04/01/21 (b)	50,000	51,125
Caterpillar, Inc.,
5.20%, 05/27/41	300,000	300,028
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17	110,000	94,738
IDEX Corp.,
4.50%, 12/15/20	120,000	120,842
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14	310,000	372,232
Liberty Tire Recycling,
11.00%, 10/01/16 (b)	150,000	156,750
Timken Co.,
6.00%, 09/15/14	45,000	49,757
Trimas Corp.,
9.75%, 12/15/17	100,000	109,500

		1,254,972

16	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Marine 0.1%
Martin Midstream Partners LP/ Martin Midstream Finance Corp.,
8.88%, 04/01/18	$135,000	$141,750

Media 2.5%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	200,000	235,500
Cengage Learning Acquisitions, Inc.,
10.50%, 01/15/15 (b)	250,000	226,250
Citadel Broadcasting Corp.,
7.75%, 12/15/18 (b)	225,000	239,063
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	95,000	103,312
Comcast Corp.,
5.70%, 05/15/18	325,000	362,622
DIRECTV Holdings LLC,
3.55%, 03/15/15	390,000	407,475
Idearc Litigation Trusts,
8.00%, 11/15/16	825,000	6,188
Intelsat Luxembourg SA,
11.50%, 02/04/17 (b)	350,000	376,250
inVentiv Health, Inc.
10.00%, 08/15/18 (b)	200,000	196,000
10.00%, 08/15/18 (b)	80,000	76,000
National CineMedia LLC,
7.88%, 07/15/21 (b)	220,000	223,575
NBC Universal, Inc.,
3.65%, 04/30/15 (b)	610,000	640,447
News America, Inc.,
4.50%, 02/15/21 (b)	215,000	212,186
Regal Cinemas Corp.,
8.63%, 07/15/19	225,000	236,250
Telesat Canada/Telesat LLC,
12.50%, 11/01/17	195,000	234,000
Time Warner Cable, Inc.,
3.50%, 02/01/15	365,000	380,726
United Business Media Ltd.,
5.75%, 11/03/20 (b)	725,000	720,345
Univision Communications, Inc.,
6.88%, 05/15/19 (b)	215,000	212,850
Visant Corp.,
10.00%, 10/01/17	140,000	144,900
WMG Acquisition Corp.,
9.50%, 06/15/16	325,000	342,875
WPP Finance UK,
8.00%, 09/15/14	215,000	252,203

		5,829,017

Metals & Mining 2.4%
Anglo American Capital PLC,
2.15%, 09/27/13 (b)	290,000	293,820

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
ArcelorMittal
6.13%, 06/01/18	$450,000	$481,985
5.50%, 03/01/21	430,000	430,671
Atkore International, Inc.,
9.88%, 01/01/18 (b)	150,000	157,500
Barrick Gold Corp.,
2.90%, 05/30/16 (b)	835,000	834,343
Barrick North America Finance LLC
4.40%, 05/30/21 (b)	360,000	358,331
5.70%, 05/30/41 (b)	400,000	388,307
Berau Capital Resources Pte Ltd.,
12.50%, 07/08/15 (b)	200,000	233,750
Bumi Investment Pte Ltd.,
10.75%, 10/06/17 (b)	175,000	198,835
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	275,000	300,438
Midwest Vanadium Pty Ltd.,
11.50%, 02/15/18 (b)	150,000	149,625
POSCO,
5.25%, 04/14/21 (b)	220,000	222,329
Rio Tinto Finance USA Ltd.,
2.50%, 05/20/16	235,000	235,458
Ryerson, Inc.,
12.00%, 11/01/15	125,000	132,812
Southern Copper Corp.,
6.38%, 07/27/15	200,000	220,642
Teck Resources Ltd.,
4.75%, 01/15/22	310,000	310,810
Vale Overseas Ltd.,
6.88%, 11/10/39	150,000	163,017
Vale SA,
4.38%, 03/24/18	100,000	145,551
Vedanta Resources PLC,
8.25%, 06/07/21 (b)	200,000	201,500

		5,459,724

Multiline Retail 0.2%
JC Penney Corp., Inc.,
6.38%, 10/15/36	295,000	264,025
Neiman Marcus Group, Inc. (The),
10.38%, 10/15/15	210,000	220,500

		484,525

Oil, Gas & Consumable Fuels 3.4%
Afren PLC,
11.50%, 02/01/16 (b)	300,000	330,000
Anadarko Petroleum Corp.,
6.38%, 09/15/17	605,000	693,532
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16	100,000	97,250

2011 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co.,
10.25%, 06/01/14	$115,000	$131,388
Brigham Exploration Co.,
6.88%, 06/01/19 (b)	70,000	69,650
Bumi Capital Pte Ltd.,
12.00%, 11/10/16 (b)	290,000	337,850
Clayton Williams Energy, Inc.,
7.75%, 04/01/19 (b)	145,000	142,100
Concho Resources, Inc.,
6.50%, 01/15/22	165,000	165,413
Consol Energy, Inc.
8.00%, 04/01/17	105,000	114,450
8.25%, 04/01/20	75,000	81,750
Devon Energy Corp.,
5.63%, 01/15/14	500,000	554,097
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	86,145
6.30%, 09/15/17	205,000	235,131
5.25%, 01/31/20	140,000	148,947
Forbes Energy Services Ltd.,
9.00%, 06/15/19 (b)	115,000	113,275
International Coal Group, Inc.,
9.13%, 04/01/18	125,000	157,188
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (b)	175,000	173,250
7.75%, 02/01/21 (b)	155,000	161,200
OGX Petroleo e Gas Participacoes SA,
8.50%, 06/01/18 (b)	525,000	539,963
OPTI Canada, Inc.,
8.25%, 12/15/14	320,000	132,800
Petrobras International Finance Co.-Pifco,
5.38%, 01/27/21	1,130,000	1,160,294
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19 (b)	500,000	603,750
Petronas Capital Ltd.,
5.25%, 08/12/19 (b)	210,000	225,177
SandRidge Energy, Inc.,
9.88%, 05/15/16 (b)	190,000	208,525
Shell International Finance BV
3.10%, 06/28/15	335,000	350,108
4.38%, 03/25/20	295,000	309,980
Williams Partners LP,
7.25%, 02/01/17	345,000	406,748

		7,729,961

Paper & Forest Products 0.8%
Fibria Overseas Finance Ltd.,
7.50%, 05/04/20 (b)	615,000	669,612

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products (continued)
Norske Skogindustrier ASA,
6.13%, 10/15/15 (b)	$530,000	$435,925
PE Paper Escrow GmbH,
12.00%, 08/01/14 (b)	200,000	226,000
Pindo Deli Finance BV,
0.00%, 04/28/25 (a)(b)(e)	901,231	27,037
Sino-Forest Corp.
9.13%, 08/17/11 (b)	170,000	142,800
6.25%, 10/21/17 (b)	120,000	54,000
Sino-Forest Corp.,
Series REGS, 6.25%, 10/21/17	415,000	186,750
Tjiwi Kimia Finance BV,
0.00%, 04/28/27 (a)(b)(e)	473,111	14,193

		1,756,317

Personal Products 0.1%
NBTY, Inc.,
9.00%, 10/01/18 (b)	135,000	142,425

Pharmaceuticals 0.1%
Novasep Holding SAS,
9.75%, 12/15/16 (b)	135,000	76,275
Watson Pharmaceuticals, Inc.,
5.00%, 08/15/14	185,000	200,942

		277,217

Real Estate Investment Trusts (REITs) 0.2%
Health Care REIT, Inc.,
6.50%, 03/15/41	150,000	146,911
Simon Property Group LP,
10.35%, 04/01/19	190,000	263,000
Weyerhaeuser Co.,
7.38%, 10/01/19	115,000	130,270

		540,181

Real Estate Management & Development 0.3%
Yanlord Land Group Ltd.,
10.63%, 03/29/18 (b)	590,000	607,700

Road & Rail 0.1%
Kansas City Southern de Mexico SA de CV,
6.63%, 12/15/20 (b)	125,000	130,000

Semiconductors & Semiconductor Equipment 0.1%
MEMC Electronic Materials, Inc.,
7.75%, 04/01/19 (b)	150,000	148,125

Sovereign 0.3%
Senegal Government International Bond,
8.75%, 05/13/21 (b)	575,000	591,503

18	Semiannual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.4%
Best Buy Co., Inc.,
3.75%, 03/15/16	$290,000	$291,389
Gap, Inc. (The),
5.95%, 04/12/21	370,000	355,462
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (b)	235,000	249,688

		896,539

Supranational 1.1%
Central American Bank for Economic Integration,
5.38%, 09/24/14 (b)	150,000	162,542
Corp. Andina de Fomento
3.75%, 01/15/16	225,000	228,115
8.13%, 06/04/19	160,000	195,161
Eurasian Development Bank,
7.38%, 09/29/14 (b)	800,000	882,240
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14	870,000	161,079
Series GDIF, 3.75%, 05/19/17	1,800,000	336,704
Nordic Investment Bank,
1.70%, 04/27/17	50,000,000	657,426

		2,623,267

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.,
6.88%, 04/15/15	175,000	170,188

Tobacco 0.6%
Altria Group, Inc.
9.25%, 08/06/19	10,000	13,039
4.75%, 05/05/21	120,000	119,918
10.20%, 02/06/39	250,000	358,566
Lorillard Tobacco Co.,
6.88%, 05/01/20	345,000	374,301
Philip Morris International, Inc.,
5.65%, 05/16/18	285,000	320,532
Reynolds American, Inc.,
7.63%, 06/01/16	125,000	149,928

		1,336,284

Transportation Infrastructure 0.6%
Aeropuertos Argentina 2000 SA,
10.75%, 12/01/20 (b)	235,200	253,153
DP World Ltd.,
6.85%, 07/02/37 (b)	820,000	783,100
SCF Capital Ltd.,
5.38%, 10/27/17 (b)	400,000	400,520

		1,436,773

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 1.4%
Buccaneer Merger Sub, Inc.,
9.13%, 01/15/19 (b)	$145,000	$150,800
Cricket Communications, Inc.
7.75%, 05/15/16	155,000	164,300
7.75%, 10/15/20	155,000	151,900
7.75%, 10/15/20 (b)	135,000	131,963
Digicel Group Ltd.
8.88%, 01/15/15 (b)	100,000	102,250
9.13%, 01/15/15 (b)	680,000	695,300
NII Capital Corp.
10.00%, 08/15/16	180,000	208,800
7.63%, 04/01/21	115,000	120,175
VimpelCom Holdings BV
6.25%, 03/01/17 (b)	500,000	499,105
7.50%, 03/01/22 (b)	700,000	700,700
Vodafone Group PLC,
5.63%, 02/27/17	175,000	196,096

		3,121,389

Total Corporate Bonds (cost $103,275,865)		106,195,733

Municipal Bonds 0.7%
Georgia 0.4%
Municipal Electric Authority of Georgia
Series 2010,6.64%, 04/01/57	675,000	647,095
Series 2010,7.06%, 04/01/57	360,000	336,413

		983,508

New Jersey 0.3%
New Jersey State Turnpike Authority, Revenue Bonds,
Series 2010, 7.10%, 01/01/41	460,000	534,870

Total Municipal Bonds (cost $1,499,492)		1,518,378

U.S. Government Mortgage Backed Agencies 14.5%
Fannie Mae Pool
Pool# 736280 4.00%, 08/01/18	643,696	681,147
Pool# 540017 8.00%, 05/01/30	2,276	2,679
Pool# 564363 8.00%, 01/01/31	908	1,069
Pool# 564993 7.50%, 03/01/31	13,517	15,867
Pool# 606566 7.50%, 10/01/31	3,953	4,644
Pool# 642656 7.00%, 07/01/32	43,513	50,287

2011 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount		Market Value

Fannie Mae Pool (continued)
Pool# 886574 2.91%, 08/01/36(a)		$231,766	$239,661
Pool# 257231 5.50%, 06/01/38		2,002,445	2,167,404
Fannie Mae Pool TBA
3.50%, 07/25/26		1,180,000	1,201,387
4.00%, 07/25/26		1,115,000	1,161,342
4.50%, 07/25/26		680,000	720,800
4.00%, 07/25/41		4,470,000	4,470,000
4.50%, 07/25/41		8,180,000	8,462,464
5.00%, 07/25/41		4,495,000	4,775,937
5.50%, 07/25/41		4,815,000	5,206,219
6.00%, 07/25/41		3,610,000	3,965,361
Freddie Mac Gold Pool
Pool# C90381 7.50%, 11/01/20		636	745
Pool# C00712 6.50%, 02/01/29		13,864	15,711
Pool# C39060 8.00%, 06/01/30		464	502
Pool# C41531 8.00%, 08/01/30		1,586	1,885
Pool# C42327 8.00%, 09/01/30		1,309	1,556
Pool# C01104 8.00%, 12/01/30		19,298	22,932
Pool# C48997 8.00%, 03/01/31		32,400	35,259
Pool# C49587 8.00%, 03/01/31		18,437	21,925
Pool# C50477 8.00%, 04/01/31		24,810	29,500
Pool# C53381 8.00%, 06/01/31		3,237	3,667
Pool# C69951 6.50%, 08/01/32		20,617	23,364

Total U.S. Government Mortgage Backed Agencies (cost $33,310,490)			33,283,314

Sovereign Bonds 15.5%
ARGENTINA 1.1%
Argentina Government International Bond
7.00%, 04/17/17		575,000	528,137
7.82%, 12/31/33	EUR	1,732,016	1,814,691
8.28%, 12/31/33		$35,131	31,003
Argentine Republic Government International Bond,
2.50%, 12/31/38 (c)		100,000	43,500

			2,417,331

Sovereign Bonds (continued)

	Principal Amount		Market Value

BELARUS 0.1%
Republic of Belarus,
8.75%, 08/03/15		$250,000	$225,000

BRAZIL 1.5%
Banco Nacional de Desenvolvimento Economico e Social,
4.13%, 09/15/17 (b)	EUR	160,000	225,643
Brazil Notas do Tesouro Nacional
6.00%, 05/15/13	BRL	870,000	1,138,245
10.00%, 01/01/17		520,000	302,076
10.00%, 01/01/21		2,044,000	1,144,688
Brazilian Government International Bond
4.88%, 01/22/21		$200,000	213,900
5.63%, 01/07/41		400,000	411,000

			3,435,552

CANADA 0.6%
Canadian Government Bond
5.25%, 06/01/12	CAD	330,000	354,475
4.25%, 06/01/18		410,000	466,455
3.75%, 06/01/19		400,000	440,251
Province of Quebec Canada,
4.50%, 12/01/20		180,000	196,388

			1,457,569

CAYMAN ISLANDS 0.1%
Cayman Islands Government Bond,
5.95%, 11/24/19 (b)		$275,000	294,640

CHILE 0.3%
Chile Government International Bond,
5.50%, 08/05/20	CLP	300,000,000	647,470

COLOMBIA 0.1%
Colombia Government International Bond,
7.38%, 03/18/19		$235,000	292,927

CROATIA 0.5%
Croatia Government International Bond,
6.38%, 03/24/21 (b)		1,115,000	1,159,600

EGYPT 0.5%
Egypt Government International Bond
8.75%, 07/18/12 (b)	EGP	3,800,000	598,468
6.88%, 04/30/40 (b)		$620,000	596,750

			1,195,218

20	Semiannual Report 2011

Sovereign Bonds (continued)

	Principal Amount		Market Value

FRANCE 0.6%
France Government Bond OAT
3.50%, 04/25/20	EUR	850,000	$1,250,205
4.00%, 10/25/38		160,000	225,017

			1,475,222

GERMANY 1.5%
Bundesrepublik Deutschland
3.50%, 01/04/16		500,000	766,223
4.25%, 07/04/18		600,000	957,064
3.25%, 01/04/20		450,000	671,231
4.00%, 01/04/37		700,000	1,048,208

			3,442,726

INDONESIA 0.2%
Indonesia Government International Bond,
7.75%, 01/17/38 (b)		$290,000	363,587

JAPAN 0.3%
Japan Government Ten Year Bond,
0.80%, 03/20/13	JPY	50,000,000	627,733

MEXICO 1.4%
Mexican Bonos
6.00%, 06/18/15	MXN	12,255,000	1,045,912
7.25%, 12/15/16		5,205,000	463,548
8.00%, 06/11/20		9,315,000	851,543
United Mexican States,
6.05%, 01/11/40		780,000	829,920

			3,190,923

PHILIPPINES 0.6%
Philippine Government International Bond
4.95%, 01/15/21	PHP	10,000,000	232,096
6.25%, 01/14/36		53,000,000	1,192,454

			1,424,550

POLAND 1.5%
Poland Government Bond
5.25%, 10/25/17	PLN	4,400,000	1,589,886
5.25%, 10/25/20		1,815,000	638,368
Poland Government International Bond,
5.13%, 04/21/21		$1,245,000	1,287,019

			3,515,273

QATAR 0.2%
Qatar Government International Bond,
6.40%, 01/20/40 (b)		305,000	337,025

Sovereign Bonds (continued)

	Principal Amount		Market Value

RUSSIA 0.3%
Russian Foreign Bond—Eurobond
5.00%, 04/29/20 (b)		$500,000	$516,875
7.50%, 03/31/30 (c)		125,380	147,792

			664,667

SOUTH AFRICA 0.7%
South Africa Government Bond
8.25%, 09/15/17	ZAR	1,965,000	291,795
6.75%, 03/31/21		6,375,000	834,370
South Africa Government International Bond,
6.25%, 03/08/41		$400,000	429,000

			1,555,165

SPAIN 0.2%
Spain Government Bond,
6.15%, 01/31/13	EUR	330,000	498,132

SUPRANATIONAL 0.6%
Inter-American Development Bank,
4.75%, 01/10/14	INR	60,000,000	1,333,885

SWEDEN 0.4%
Sweden Government Bond,
3.00%, 07/12/16	SEK	6,000,000	964,864

UNITED KINGDOM 1.8%
United Kingdom Gilt
5.00%, 03/07/18	GBP	625,000	1,145,403
4.50%, 03/07/19		500,000	885,106
4.75%, 03/07/20		350,000	625,506
3.75%, 09/07/20		460,000	759,539
4.25%, 12/07/40		465,000	741,719

			4,157,273

VENEZUELA 0.4%
Venezuela Government International Bond,
12.75%, 08/23/22		$1,000,000	895,000

Total Sovereign Bonds (cost $33,752,590)			35,571,332

U.S. Government Sponsored & Agency Obligations 1.1%
Federal National Mortgage Association
5.00%, 05/11/17		1,050,000	1,201,051
0.00%, 10/09/19		840,000	588,025

2011 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Freddie Mac
1.38%, 02/25/14	$360,000	$365,267
5.13%, 11/17/17	265,000	304,264

Total U.S. Government Sponsored & Agency Obligations (cost $2,226,857)		2,458,607

U.S. Treasury Bonds 2.2%
U.S. Treasury Bonds
4.38%, 05/15/41	3,685,000	3,679,251
4.75%, 02/15/41	495,000	526,170
6.25%, 08/15/23	340,000	431,322
U.S. Treasury Strip Bond,
0.00%, 08/15/19	520,000	411,799

Total U.S. Treasury Bonds (cost $5,192,680)		5,048,542

U.S. Treasury Notes 1.0%
U.S. Treasury Notes
0.63%, 04/30/13	195,000	195,700
0.75%, 06/15/14	270,000	269,684
1.50%, 06/30/16	545,000	538,356
1.75%, 05/31/16	275,000	275,429
3.13%, 05/15/21 (f)	1,135,000	1,131,811

Total U.S. Treasury Notes (cost $2,433,477)		2,410,980

Yankee Dollars 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petro-Canada,
6.05%, 05/15/18	45,000	50,950
Suncor Energy, Inc.,
5.95%, 12/01/34	105,000	107,690

		158,640

Road & Rail 0.0%†
Canadian National Railway Co.,
5.55%, 05/15/18	45,000	51,291

Total Yankee Dollars (cost $184,438)		209,931

Common Stocks 0.0%†

	Shares	Market Value

Diversified Financial Services 0.0%†
Marisco Holdings LLC * (e)	2,163	$22

Diversified Telecommunication Services 0.0%†
XO Holdings, Inc.*	248	176

Media 0.0%†
Dex One Corp. *	832	2,105
SuperMedia, Inc. *	651	2,441

		4,546

Total Common Stocks (cost $814,062)		4,744

Mutual Fund 14.9%
Money Market Fund 14.9%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (g)	34,265,951	34,265,951

Total Mutual Fund (cost $34,263,361)		34,265,951

Total Investments (cost $252,724,355) (h) — 112.7%		258,843,041

Liabilities in excess of other assets — (12.7)%		(29,257,121)

NET ASSETS — 100.0%		$229,585,920

*	Denotes non-income producing security.

†	Amount rounds to less than 0.1%.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $60,308,690 which represents 26.27% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2011.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date reflects the next call date.

(e)	Fair Valued Security.

22	Semiannual Report 2011

(f)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(g)	Represents 7-day effective yield as of June 30, 2011.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ASA	Stock Corporation

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

GDIF	Global Debt Issuance Facility

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

OAT	French Treasury Bond

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

Currency:

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

EGP	Egyptian Pound

EUR	Euro

GBP	Great British Pound

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PHP	Philippines Peso

PLN	Poland New Zloty

SEK	Swedish Krona

ZAR	South Africa Rand

2011 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At June 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	7/11/11	(325,000)	$(517,927)	$(521,570)	$(3,643)
British Pound	JPMorgan Chase Bank	7/11/11	(12,300)	(20,240)	(19,740)	500
British Pound	JPMorgan Chase Bank	7/11/11	(766,000)	(1,260,463)	(1,229,300)	31,163
British Pound	JPMorgan Chase Bank	7/11/11	(1,520,000)	(2,501,180)	(2,439,342)	61,838
Euro	JPMorgan Chase Bank	7/11/11	(523,000)	(767,014)	(758,303)	8,711
Euro	JPMorgan Chase Bank	7/11/11	(550,000)	(777,194)	(797,450)	(20,256)
Mexican Peso	JPMorgan Chase Bank	7/21/11	(955,120)	(80,000)	(81,458)	(1,458)
Mexican Peso	JPMorgan Chase Bank	7/21/11	(3,581,700)	(300,000)	(305,468)	(5,468)
Mexican Peso	JPMorgan Chase Bank	7/21/11	(1,611,765)	(135,000)	(137,461)	(2,461)
Russian Ruble	JPMorgan Chase Bank	7/25/11	(4,674,450)	(165,000)	(167,044)	(2,044)
Russian Ruble	JPMorgan Chase Bank	7/25/11	(6,814,080)	(240,000)	(243,505)	(3,505)
Russian Ruble	JPMorgan Chase Bank	7/25/11	(3,257,950)	(115,000)	(116,424)	(1,424)
Russian Ruble	JPMorgan Chase Bank	7/25/11	(1,987,440)	(70,000)	(71,022)	(1,022)
South African Rand	JPMorgan Chase Bank	7/11/11	(1,020,000)	(150,276)	(150,714)	(438)
South African Rand	JPMorgan Chase Bank	7/11/11	(670,000)	(98,711)	(98,999)	(288)
South African Rand	JPMorgan Chase Bank	7/11/11	(1,200,000)	(176,795)	(177,310)	(515)

Total Short Contracts				$(7,374,800)	$(7,315,110)	$59,690

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	7/11/11	140,000	$143,519	$145,139	$1,620
Japanese Yen	JPMorgan Chase Bank	7/11/11	9,070,600	113,143	112,675	(468)
Japanese Yen	JPMorgan Chase Bank	7/11/11	166,569,200	2,077,708	2,069,116	(8,592)
South African Rand	JPMorgan Chase Bank	7/11/11	1,200,000	173,611	177,311	3,700
South African Rand	JPMorgan Chase Bank	7/11/11	1,020,000	147,569	150,714	3,145
South African Rand	JPMorgan Chase Bank	7/11/11	670,000	96,933	98,998	2,065

Total Long Contracts				$2,752,483	$2,753,953	$1,470

At June 30, 2011, the Fund’s open forward foreign currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	7/11/11	54,649,602	Japanese Yen	(425,000)	British Pound	$682,053	$678,855	$(3,198)
			Swedish
JPMorgan Chase Bank	7/11/11	547,902	Krona	(60,000)	Euro	86,994	86,591	(403)
			Swedish
JPMorgan Chase Bank	7/11/11	6,300,873	Krona	(690,000)	Euro	1,000,438	995,799	(4,639)
			Swedish
JPMorgan Chase Bank	7/11/11	2,282,925	Krona	(250,000)	Euro	362,478	360,797	(1,681)

						$2,131,963	$2,122,042	$(9,921)

24	Semiannual Report 2011

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
2	JPN 10 Year Bond	09/08/11	$3,503,882	$12,174

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
4	U.S. Treasury 5 Year Note	09/30/11	$476,781	$(3,134)

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	25

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund
Assets:
Investments, at value (cost $252,724,355)	$258,843,041
Cash	98,828
Foreign currencies, at value (cost $488,362)	485,049
Interest and dividends receivable	2,551,647
Receivable for investments sold	1,436,708
Receivable for capital shares issued	8,539
Reclaims receivable	11,951
Receivable for variation margin on futures contracts	5,389
Unrealized appreciation on forward foreign currency contracts (Note 2)	112,742
Prepaid expenses	3,876

Total Assets	263,557,770

Liabilities:
Payable for investments purchased	33,315,160
Payable for capital shares redeemed	361,403
Payable for unrealized foreign currency exchange loss on futures	32
Unrealized depreciation on forward foreign currency contracts (Note 2)	61,503
Accrued expenses and other payables:
Investment advisory fees	134,821
Fund administration fees	10,300
Administrative servicing fees	28,625
Accounting and transfer agent fees	11,405
Deferred capital gain country tax	331
Compliance program costs (Note 3)	117
Professional fees	30,295
Printing fees	17,442
Other	416

Total Liabilities	33,971,850

Net Assets	$229,585,920

Represented by:
Capital	$245,753,610
Accumulated undistributed net investment income	2,018,157
Accumulated net realized losses from investment, futures and foreign currency transactions	(24,367,675)
Net unrealized appreciation/(depreciation) from investments†	6,118,355
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	9,040
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	51,239
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,194

Net Assets	$229,585,920

Net Assets:
Class I Shares	$229,585,920

Total	$229,585,920

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	26,184,055

Total	26,184,055

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.77

†	Net of $331 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$5,947,819
Dividend income	18,016
Other income	249

Total Income	5,966,084

EXPENSES:
Investment advisory fees	821,656
Fund administration fees	62,830
Administrative servicing fees Class I Shares	165,443
Professional fees	18,992
Printing fees	27,169
Trustee fees	3,742
Custodian fees	4,564
Accounting and transfer agent fees	33,603
Compliance program costs (Note 3)	450
Other	4,569

Total expenses before earnings credit and expenses reimbursed	1,143,018

Earnings credit (Note 4)	(367)
Expenses reimbursed by adviser (Note 3)	(38,812)

Net Expenses	1,103,839

NET INVESTMENT INCOME	4,862,245

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,116,499
Net realized gains from futures transactions (Note 2)	56,377
Net realized losses from forward and foreign currency transactions (Note 2)	(553,917)

Net realized gains from investment, futures, forward and foreign currency transactions	4,618,959

Net change in unrealized appreciation/(depreciation) from investments ††	(633,645)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(20,592)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	159,258
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,880)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(496,859)

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	4,122,100

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,984,345

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $331.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	27

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$4,862,245	$10,274,492
Net realized gains from investment, futures, forward currency and foreign currency transactions	4,618,959	6,636,355
Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(496,859)	2,549,529

Change in net assets resulting from operations	8,984,345	19,460,376

Distributions to Shareholders From:
Net investment income:
Class I	(3,963,098)	(12,765,020)

Change in net assets from shareholder distributions	(3,963,098)	(12,765,020)

Change in net assets from capital transactions	13,456,243	24,372,093

Change in net assets	18,477,490	31,067,449

Net Assets:
Beginning of period	211,108,430	180,040,981

End of period	$229,585,920	$211,108,430

Accumulated undistributed net investment income at end of period	$2,018,156	$1,119,010

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$31,811,136	$54,131,705
Dividends reinvested	3,963,098	12,765,020
Cost of shares redeemed	(22,317,991)	(42,524,632)

Change in net assets from capital transactions	$13,456,243	$24,372,093

SHARE TRANSACTIONS:
Class I Shares
Issued	3,670,598	6,290,460
Reinvested	457,745	1,505,727
Redeemed	(2,562,945)	(4,953,485)

Total change in shares	1,565,398	2,842,702

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$8.58	0.19	0.16	0.35	(0.16)	–	(0.16)	$8.77	4.07%	$229,585,920	1.00%	4.41%	1.04%	177.25%
Year Ended December 31, 2010(d)	$8.27	0.45	0.41	0.86	(0.55)	–	(0.55)	$8.58	10.59%	$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009(d)	$7.32	0.55	1.17	1.72	(0.77)	–	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%	256.64%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29)%	$143,369,332	0.98%	5.20%	1.01%	85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1.01%	101.00%
Year Ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)	(0.42)	$9.81	4.84%	$241,027,210	1.02%	4.24%	1.02%	100.56%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	29

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of

30	Semiannual Report 2011

Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management and investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

2011 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$7,015,446	$—	$7,015,446
Collateralized Mortgage Obligations	—	19,953,266	—	19,953,266
Commercial Mortgage Backed Securities	—	10,502,717	—	10,502,717
Common Stocks	4,722	—	22	4,744
Corporate Bonds	—	106,195,733	—	106,195,733
Forward Foreign Currency Contracts	—	112,742	—	112,742
Futures Contracts	12,174	—	—	12,174
Municipal Bonds	—	1,518,378	—	1,518,378
Mutual Fund	34,265,951	—	—	34,265,951
Sovereign Bonds	—	35,571,332	—	35,571,332
U.S. Government Mortgage Backed Agencies	—	33,283,314	—	33,283,314
U.S. Government Sponsored & Agency
Obligations	—	2,458,607	—	2,458,607
U.S. Treasury Bonds	—	5,048,542	—	5,048,542
U.S. Treasury Notes	—	2,410,980	—	2,410,980
Yankee Dollars	—	209,931	—	209,931
Total Assets	$34,278,125	$224,685,088	$22	$258,967,957
Liabilities:
Forward Foreign Currency Contracts	—	(61,503)	—	(61,503)
Futures Contracts	(3,134)	—	—	(3,134)
Total Liabilities	$(3,134)	$(61,503)	$—	$(64,637)
Total	$34,279,713	$224,623,585	$22	$258,903,320

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Mortgage Obligations	Common Stock	Corporate Bonds	Total
Balance as of 12/31/10	$—	$22	$2	$24
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	185	185
Change in Unrealized Appreciation/(Depreciation)	—	—	(2)	(2)
Purchases	—	—	—	—
Sales	—	—	(185)	(185)
Transfer Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Balance as of 6/30/11	$—	$22	$—	$22
Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Level 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to

32	Semiannual Report 2011

determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

2011 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures - Interest rate contracts*	Net Assets — Unrealized appreciation from futures	$12,174
Forward Foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	112,742
Total		$124,916
Liabilities:
Futures - Interest rate contracts*	Net Assets — Unrealized depreciation from futures	$(3,134)
Forward Foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	(61,503)
Total		$(64,637)
*	Includes cumulative appreciation/(depreciation) of futures contacts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures - Interest rate contracts	$56,377
Forward Foreign currency contracts	(536,750)
Total	$(480,373)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures - Interest rate contracts	$(20,592)
Forward Foreign currency contracts	159,258
Total	$138,666

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(e)	Mortgage Dollar Rolls

The Fund entered into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a purchase and sale transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the

34	Semiannual Report 2011

delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment

2011 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.75%
$200 million and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $325,327 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.85% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees.

Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

36	Semiannual Report 2011

As of June 30, 2011, the cumulative potential reimbursements, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$—	$109,509	$94,026	$38,812	$242,347

Amount designated as “—” is zero or has been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to this Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NMF pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $450.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2011, NFS received $165,443 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21 2011.

2011 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $398,163,193 and sales of $388,246,262 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $71,551,457 and sales of $73,424,358 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these

38	Semiannual Report 2011

arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 252,832,802	$8,841,014	$(2,830,775)	$6,010,239

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	39

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

40	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

2011 Semiannual Report	41

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

42	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	43

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

44	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	45

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

46	Semiannual Report 2011

NVIT Multi-Manager International Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager International Growth Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,054.30	5.40	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class II Shares	Actual	1,000.00	1,053.10	6.62	1.30
	Hypothetical[b]	1,000.00	1,018.35	6.51	1.30
Class III Shares	Actual	1,000.00	1,054.40	5.40	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06
Class VI Shares	Actual	1,000.00	1,053.20	6.67	1.31
	Hypothetical[b]	1,000.00	1,018.30	6.56	1.31
Class Y Shares	Actual	1,000.00	1,055.10	4.64	0.91
	Hypothetical[b]	1,000.00	1,020.28	4.56	0.91

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager International Growth Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	93.1%
Mutual Fund	6.4%
Preferred Stock	0.3%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries †
Pharmaceuticals	7.8%
Oil, Gas & Consumable Fuels	7.5%
Commercial Banks	5.8%
Machinery	4.8%
Media	4.8%
Auto Components	4.2%
Chemicals	3.6%
Food Products	3.5%
Metals & Mining	3.0%
Tobacco	2.9%
Other Industries	52.1%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	6.4%
Compass Group PLC	1.5%
BHP Billiton Ltd.	1.5%
Hyundai Mobis	1.5%
Imperial Tobacco Group PLC	1.4%
Nestle SA REG	1.4%
Yamada Denki Co. Ltd.	1.4%
Novo Nordisk AS, Class B	1.3%
Novartis AG	1.3%
Teva Pharmaceutical Industries Ltd., ADR	1.3%
Other Holdings	81.0%

100.0%

Top Countries †
United Kingdom	14.4%
Japan	9.7%
Switzerland	7.7%
France	7.7%
Australia	6.5%
Germany	6.4%
United States	6.4%
Canada	6.2%
Sweden	4.1%
South Korea	3.6%
Other Countries	27.3%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.1%

	Shares	Market Value

AUSTRALIA 6.5%
Biotechnology 0.9%
CSL Ltd.	162,563	$5,778,467
Mesoblast Ltd.*	170,400	1,587,402

		7,365,869

Commercial Services & Supplies 0.6%
Brambles Ltd.	646,102	5,023,542

Construction & Engineering 0.2%
Boart Longyear Group	485,000	2,086,174

Containers & Packaging 0.2%
Amcor Ltd.	173,100	1,341,342

Energy Equipment & Services 1.1%
WorleyParsons Ltd.	304,599	9,274,149

Health Care Equipment & Supplies 0.7%
Cochlear Ltd.	75,252	5,824,323

Insurance 0.7%
QBE Insurance Group Ltd.	293,033	5,438,701

Metals & Mining 2.1%
BHP Billiton Ltd.	262,092	12,386,706
Iluka Resources Ltd.	287,600	5,202,457

		17,589,163

		53,943,263

AUSTRIA 0.3%
Machinery 0.3%
Andritz AG	27,100	2,794,246

BELGIUM 1.3%
Beverages 1.2%
Anheuser-Busch InBev NV	171,408	9,948,077

Pharmaceuticals 0.1%
UCB SA	26,000	1,168,311

		11,116,388

BRAZIL 2.2%
Capital Markets 0.2%
CETIP SA — Balcao Organizado de Ativos e Derivativos	109,300	1,686,441
CETIP SA — Balcao Organizado de Ativos e Derivativos Subscription Receipts*	805	12,059

		1,698,500

Commercial Banks 1.3%
Banco Bradesco SA, ADR	505,054	10,348,556

Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA — Preference Shares, ADR	157,048	4,818,233

Specialty Retail 0.1%
Cia Hering	38,900	884,856

		17,750,145

Common Stocks (continued)

	Shares	Market Value

CANADA 6.2%
Chemicals 0.5%
Agrium, Inc.	48,081	$4,222,075

Information Technology Services 0.1%
CGI Group, Inc., Class A*	21,800	538,191

Insurance 0.6%
Fairfax Financial Holdings Ltd.	12,655	5,064,887

Internet Software & Services 0.3%
Open Text Corp.*	38,300	2,451,966

Metals & Mining 0.6%
First Quantum Minerals Ltd.	21,400	3,120,190
IAMGOLD Corp.	74,800	1,406,887

		4,527,077

Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	127,417	5,341,354
Cenovus Energy, Inc.	161,217	6,084,606
Encana Corp.	120,453	3,719,312
Suncor Energy, Inc.	148,653	5,826,205
Talisman Energy, Inc.	162,534	3,338,482

		24,309,959

Road & Rail 0.6%
Canadian National Railway Co.	65,058	5,203,561

Textiles, Apparel & Luxury Goods 0.4%
Gildan Activewear, Inc.	82,300	2,900,489

Trading Companies & Distributors 0.2%
Finning International, Inc.	66,600	1,974,970

		51,193,175

CAYMAN ISLANDS 0.2%
Personal Products 0.2%
Herbalife Ltd.	29,700	1,711,908

CHINA 2.1%
Chemicals 0.1%
Dongyue Group	729,000	803,849

Commercial Banks 1.2%
Industrial & Commercial Bank of China, H Shares	12,682,000	9,673,152

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group, ADR*	9,100	1,016,652

Food Products 0.1%
China Yurun Food Group Ltd.	203,000	573,993

Media 0.4%
Focus Media Holding Ltd., ADR*	112,746	3,506,401

Real Estate Management & Development 0.1%
Country Garden Holdings Co.	1,330,000	585,886
Evergrande Real Estate Group Ltd.	300,000	196,460

		782,346

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Semiconductors & Semiconductor Equipment 0.1%
Spreadtrum Communications, Inc., ADR*	84,300	$1,328,568

		17,684,961

DENMARK 1.3%
Pharmaceuticals 1.3%
Novo Nordisk AS, Class B	86,035	10,778,407

FINLAND 0.5%
Auto Components 0.3%
Nokian Renkaat OYJ	51,079	2,564,854

Machinery 0.2%
Metso OYJ	31,700	1,802,094

		4,366,948

FRANCE 7.6%
Aerospace & Defense 0.6%
Safran SA	113,500	4,843,136

Auto Components 0.9%
Compagnie Generale des Etablissements Michelin, Class B REG	52,649	5,156,431
Faurecia	49,100	2,105,661

		7,262,092

Chemicals 0.1%
Arkema SA	12,800	1,316,504

Commercial Banks 1.0%
BNP Paribas	110,074	8,487,694

Commercial Services & Supplies 0.3%
Edenred	83,400	2,542,937

Construction Materials 0.6%
Lafarge SA	73,332	4,672,683

Energy Equipment & Services 0.5%
Technip SA	40,600	4,351,977

Food Products 1.0%
Danone SA	113,899	8,502,920

Information Technology Services 0.9%
Cap Gemini SA	128,577	7,529,175

Media 1.0%
Eutelsat Communications	99,065	4,459,958
Publicis Groupe SA	64,406	3,595,405

		8,055,363

Oil, Gas & Consumable Fuels 0.5%
Total SA	75,611	4,371,336

Trading Companies & Distributors 0.2%
Rexel SA	56,500	1,399,698

		63,335,515

Common Stocks (continued)

	Shares	Market Value

GERMANY 6.1%
Automobiles 0.9%
Bayerische Motoren Werke AG	72,486	$7,238,383

Chemicals 0.8%
Lanxess AG	37,200	3,051,466
Wacker Chemie AG	16,200	3,499,205

		6,550,671

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA	91,507	6,844,259

Media 0.3%
Kabel Deutschland Holding AG*	43,800	2,698,104

Pharmaceuticals 0.7%
Bayer AG REG	65,667	5,274,150

Software 0.8%
SAP AG	110,422	6,694,701

Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	126,862	10,057,834

Trading Companies & Distributors 0.4%
Brenntag AG	4,504	523,855
Kloeckner & Co. SE	93,000	2,801,647

		3,325,502

Transportation Infrastructure 0.2%
Fraport AG Frankfurt Airport Services
Worldwide	21,400	1,719,463

		50,403,067

HONG KONG 2.0%
Auto Components 0.3%
Xinyi Glass Holdings Ltd.	2,280,000	2,269,784

Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.*	2,360,000	2,674,060

Chemicals 0.2%
China Lumena New Materials Corp.	3,955,600	1,599,316

Construction Materials 0.0%†
China Resources Cement Holdings Ltd.	272,000	256,990

Distributors 0.3%
Li & Fung Ltd.	1,324,000	2,646,265

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	647,000	7,010,213

		16,456,628

INDIA 1.2%
Commercial Banks 0.1%
Canara Bank Ltd.*	63,096	742,962

Information Technology Services 0.9%
Infosys Technologies Ltd., ADR	119,608	7,802,030

Machinery 0.0%†
Cummins India Ltd.	11,400	173,164

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Textiles, Apparel & Luxury Goods 0.2%
Titan Industries Ltd.	284,000	$1,364,801

		10,082,957

IRELAND 2.3%
Media 0.7%
WPP PLC	458,146	5,739,586

Pharmaceuticals 1.3%
Elan Corp. PLC, ADR*	44,700	508,239
Shire PLC	335,580	10,492,469

		11,000,708

Professional Services 0.3%
Experian PLC	204,700	2,607,451

		19,347,745

ISRAEL 1.4%
Pharmaceuticals 1.3%
Teva Pharmaceutical Industries Ltd., ADR	219,189	10,569,294

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	39,326	1,172,308

		11,741,602

ITALY 0.8%
Auto Components 0.1%
Pirelli & C SpA	30,342	328,110

Beverages 0.2%
Davide Campari-Milano SpA	185,800	1,525,720

Hotels, Restaurants & Leisure 0.5%
Lottomatica SpA*	222,144	4,308,867

		6,162,697

JAPAN 9.7%
Auto Components 1.0%
Denso Corp.	233,500	8,684,440

Automobiles 0.9%
Toyota Motor Corp.	181,900	7,490,494

Chemicals 0.6%
Nippon Shokubai Co., Ltd.	195,000	2,379,153
Teijin Ltd.	547,000	2,411,084

		4,790,237

Construction & Engineering 0.3%
Chiyoda Corp.	110,000	1,267,970
JGC Corp.	41,000	1,123,282

		2,391,252

Electrical Equipment 0.8%
Nidec Corp.	71,600	6,684,597

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components 1.2%
Anritsu Corp.	155,000	$1,356,616
Keyence Corp.	22,740	6,456,585
Omron Corp.	86,900	2,416,549

		10,229,750

Health Care Equipment & Supplies 0.1%
Olympus Corp.	20,200	681,590

Machinery 2.0%
FANUC Corp.	46,100	7,708,983
Komatsu Ltd.	180,200	5,626,410
Makita Corp.	37,400	1,742,801
NGK Insulators Ltd.	51,000	950,107
Sumitomo Heavy Industries Ltd.	67,000	467,652

		16,495,953

Media 0.2%
CyberAgent, Inc.	400	1,401,461

Office Electronics 1.2%
Canon, Inc.	206,200	9,808,177

Specialty Retail 1.4%
Sanrio Co. Ltd.	14,100	549,928
Yamada Denki Co. Ltd.	138,930	11,319,958

		11,869,886

		80,527,837

MEXICO 2.3%
Beverages 0.7%
Fomento Economico Mexicano SAB de CV, ADR	88,748	5,900,855

Media 0.6%
Grupo Televisa SA, ADR	199,659	4,911,611

Wireless Telecommunication Services 1.0%
America Movil SAB de CV Series L, ADR	157,793	8,501,887

		19,314,353

NETHERLANDS 3.3%
Computers & Peripherals 0.1%
Gemalto NV	18,300	873,930

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	86,349	1,255,944

Food & Staples Retailing 0.7%
Koninklijke Ahold NV	451,299	6,067,841

Food Products 0.8%
Unilever NV, CVA	200,627	6,584,710

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	232,222	8,287,062

Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductor NV*	76,953	2,056,954

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Wireless Telecommunication Services 0.3%
VimpelCom Ltd., ADR	184,757	$2,357,499

		27,483,940

NORWAY 0.3%
Energy Equipment & Services 0.3%
Aker Solutions ASA	126,200	2,521,416

RUSSIA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Gazprom OAO, ADR	505,882	7,384,841

SINGAPORE 2.4%
Commercial Banks 1.0%
United Overseas Bank Ltd.	495,000	7,947,300

Health Care Equipment & Supplies 0.1%
Biosensors International Group Ltd.*	413,000	434,745

Industrial Conglomerates 1.1%
Keppel Corp. Ltd.	1,047,500	9,477,422

Machinery 0.2%
SembCorp Marine Ltd.	361,000	1,562,264

		19,421,731

SOUTH KOREA 3.6%
Auto Components 1.6%
Hankook Tire Co Ltd	22,300	954,041
Hyundai Mobis	32,063	12,063,861

		13,017,902

Internet Software & Services 0.8%
NHN Corp.*	38,015	6,739,559

Metals & Mining 0.3%
Hyundai Steel Co.	18,000	2,194,207

Pharmaceuticals 0.6%
Celltrion, Inc.	122,400	5,078,273

Software 0.3%
NCSoft Corp.	9,500	2,595,457

		29,625,398

SPAIN 0.1%
Biotechnology 0.1%
Grifols SA*	49,300	988,991

SWEDEN 4.1%
Commercial Banks 0.7%
Swedbank AB	322,486	5,422,904

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	512,453	7,377,019

Diversified Financial Services 0.4%
Kinnevik Investment AB, Class B	143,998	3,198,478

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Machinery 1.4%
Hexagon AB, Class B	181,733	$4,474,663
Volvo AB, Class B	428,673	7,504,474

		11,979,137

Oil, Gas & Consumable Fuels 0.3%
Lundin Petroleum AB*	184,400	2,506,441

Tobacco 0.4%
Swedish Match AB	93,500	3,139,380

		33,623,359

SWITZERLAND 7.7%
Capital Markets 0.8%
Julius Baer Group Ltd.*	156,164	6,450,828

Chemicals 0.9%
Syngenta AG REG*	21,665	7,321,698

Electrical Equipment 0.8%
ABB Ltd. REG*	248,109	6,446,444

Food Products 1.6%
Aryzta AG	34,000	1,826,071
Nestle SA REG	187,384	11,660,633

		13,486,704

Machinery 0.5%
Sulzer AG	27,800	4,532,789

Media 0.7%
Informa PLC	831,840	5,773,898

Pharmaceuticals 2.4%
Novartis AG REG	174,489	10,693,928
Roche Holding AG	52,455	8,782,057

		19,475,985

		63,488,346

TAIWAN 1.8%
Computers & Peripherals 0.2%
Catcher Technology Co., Ltd., GDR*(a)	5,741	188,534
Catcher Technology Co., Ltd.	171,000	1,082,583

		1,271,117

Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry Co., Ltd.	1,308,720	4,505,653
TPK Holding Co. Ltd.*	29,000	887,362

		5,393,015

Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,407,629	8,588,112

		15,252,244

THAILAND 0.1%
Oil, Gas & Consumable Fuels 0.1%
Banpu PCL	15,300	357,500

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund (continued)

Common Stocks (continued)

	Shares	Market Value

TURKEY 0.5%
Commercial Banks 0.5%
Akbank TAS	897,749	$4,153,012

UNITED KINGDOM 14.3%
Capital Markets 0.0%†
Schroders PLC	11,100	275,595

Chemicals 0.3%
Croda International PLC	77,700	2,353,313

Commercial Services & Supplies 0.4%
Aggreko PLC	112,400	3,482,434

Computers & Peripherals 0.1%
Imagination Technologies Group PLC*	99,000	600,175

Energy Equipment & Services 0.4%
Subsea 7 SA*	129,800	3,319,917

Food & Staples Retailing 1.0%
Tesco PLC	1,227,601	7,931,503

Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	555,442	5,952,487

Hotels, Restaurants & Leisure 1.5%
Compass Group PLC	1,288,793	12,426,733

Household Durables 0.2%
Persimmon PLC	170,000	1,317,103

Independent Power Producers & Energy Traders 0.7%
International Power PLC	1,189,275	6,142,306

Insurance 0.2%
Willis Group Holdings PLC	38,000	1,562,180

Internet & Catalog Retail 0.2%
ASOS PLC*	34,600	1,329,354

Machinery 0.2%
IMI PLC	116,200	1,964,417

Media 0.9%
Reed Elsevier PLC	841,129	7,657,915

Multiline Retail 0.8%
Next PLC	174,121	6,505,439

Multi-Utilities 1.0%
Centrica PLC	1,577,932	8,193,373

Oil, Gas & Consumable Fuels 1.3%
Afren PLC*	687,100	1,740,697
BG Group PLC	384,136	8,722,159

		10,462,856

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	236,478	2,223,746

Specialty Retail 0.7%
Kingfisher PLC	1,383,070	5,941,096

Textiles, Apparel & Luxury Goods 0.2%
Burberry Group PLC	91,400	2,125,477

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Tobacco 2.5%
British American Tobacco PLC	198,672	$8,712,080
Imperial Tobacco Group PLC	359,230	11,959,657

		20,671,737

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	2,351,181	6,234,491

		118,673,647

Total Common Stocks (cost $637,157,611)		771,686,267

Preferred Stocks 0.3%
GERMANY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG (Preference)	28,661	2,913,633

Total Preferred Stock (cost $2,254,749)		2,913,633

Mutual Fund 6.4%
Money Market Fund 6.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (b)	52,667,505	52,667,505

Total Mutual Fund (cost $52,667,505)		52,667,505

Total Investments (cost $692,079,865) (c) —99.8%		827,267,405

Other assets in excess of liabilities—0.2%		1,884,311

NET ASSETS—100.0%		$829,151,716

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

10	Semiannual Report 2011

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value (cost $692,079,865)	$827,267,405
Foreign currencies, at value (cost $1,269,333)	1,268,742
Interest and dividends receivable	1,664,776
Receivable for investments sold	9,054,072
Receivable for capital shares issued	901,369
Reclaims receivable	723,507
Prepaid expenses	9,179

Total Assets	840,889,050

Liabilities:
Payable for investments purchased	10,199,084
Payable for capital shares redeemed	815,929
Cash overdraft (Note 2)	18,467
Accrued expenses and other payables:
Investment advisory fees	562,779
Fund administration fees	21,631
Distribution fees	39,230
Administrative servicing fees	39,896
Accounting and transfer agent fees	4,378
Custodian fees	2,677
Compliance program costs (Note 3)	794
Professional fees	3,449
Printing fees	20,511
Other	8,509

Total Liabilities	11,737,334

Net Assets	$829,151,716

Represented by:
Capital	$692,363,641
Accumulated undistributed net investment income	6,328,810
Accumulated net realized losses from investment and foreign currency transactions	(4,795,173)
Net unrealized appreciation/(depreciation) from investments	135,187,540
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	66,898

Net Assets	$829,151,716

Net Assets:
Class I Shares	$24,786
Class II Shares	10,483
Class III Shares	136,219,108
Class VI Shares	193,760,011
Class Y Shares	499,137,328

Total	$829,151,716

12	Semiannual Report 2011

NVIT Multi- Manager International Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,408
Class II Shares	1,021
Class III Shares	13,261,132
Class VI Shares	18,903,436
Class Y Shares	48,511,075

Total	80,679,072

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.29
Class II Shares	$10.27
Class III Shares	$10.27
Class VI Shares	$10.25
Class Y Shares	$10.29

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$14,901,575
Other income	860
Interest income	345
Foreign tax withholding	(1,115,562)

Total Income	13,787,218

EXPENSES:
Investment advisory fees	3,287,945
Fund administration fees	139,057
Distribution fees Class II Shares	13
Distribution fees Class VI Shares	242,418
Administrative servicing fees Class I Shares	18
Administrative servicing fees Class II Shares	7
Administrative servicing fees Class III Shares	103,126
Administrative servicing fees Class VI Shares	145,452
Professional fees	28,383
Printing fees	22,659
Trustee fees	11,984
Custodian fees	13,145
Accounting and transfer agent fees	8,593
Compliance program costs (Note 3)	1,318
Other	7,593

Total expenses before earnings credit	4,011,711

Earnings credit (Note 5)	(51)

Net Expenses	4,011,660

NET INVESTMENT INCOME	9,775,558

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	28,508,511
Net realized gains from foreign currency transactions (Note 2)	128,306

Net realized gains from investment and foreign currency transactions	28,636,817

Net change in unrealized appreciation/(depreciation) from investments††	4,745,393
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(228,204)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,517,189

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	33,154,006

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$42,929,564

†	Net of capital gain country tax of $52,525.

††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $76,015.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$9,775,558	$5,469,371
Net realized gains from investment and foreign currency transactions	28,636,817	22,578,168
Net change in unrealized appreciation from investments and translation of assets and liabilities denominated in foreign currencies	4,517,189	63,538,720

Change in net assets resulting from operations	42,929,564	91,586,259

Distributions to Shareholders From:
Net investment income:
Class I	(97)	(166)
Class II	(29)	(54)
Class III	(545,660)	(1,022,112)
Class VI	(532,365)	(1,030,644)
Class Y	(2,205,394)	(2,908,554)

Change in net assets from shareholder distributions	(3,283,545)	(4,961,530)

Change in net assets from capital transactions	57,445,908	59,900,985

Change in net assets	97,091,927	146,525,714

Net Assets:
Beginning of period	732,059,789	585,534,075

End of period	$829,151,716	$732,059,789

Accumulated undistributed (distributions in excess of) net investment income at end of period	$6,328,810	$(163,203)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$400	$10,881
Dividends reinvested	97	166
Cost of shares redeemed	(569)	(9,077)

Total Class I	(72)	1,970

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	29	54
Cost of shares redeemed	–	–

Total Class II	29	54

Class III Shares
Proceeds from shares issued	446,694	3,042,724
Dividends reinvested	545,660	1,022,112
Cost of shares redeemed	(12,495,828)	(32,198,505)

Total Class III	(11,503,474)	(28,133,669)

Class VI Shares
Proceeds from shares issued	1,981,005	53,776,956
Dividends reinvested	532,365	1,030,644
Cost of shares redeemed	(17,513,500)	(157,074,208)

Total Class VI	(15,000,130)	(102,266,608)

2011 Semiannual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	$85,081,536	$196,472,827
Dividends reinvested	2,205,394	2,908,554
Cost of shares redeemed	(3,337,375)	(9,082,143)

Total Class Y	83,949,555	190,299,238

Change in net assets from capital transactions	$57,445,908	$59,900,985

SHARE TRANSACTIONS:
Class I Shares
Issued	41	1,285
Reinvested	10	18
Redeemed	(56)	(1,171)

Total Class I Shares	(5)	132

Class II Shares
Issued	–	–
Reinvested	3	6
Redeemed	–	–

Total Class II Shares	3	6

Class III Shares
Issued	44,242	360,315
Reinvested	55,389	109,301
Redeemed	(1,244,944)	(3,679,234)

Total Class III Shares	(1,145,313)	(3,209,618)

Class VI Shares
Issued	192,412	6,460,944
Reinvested	54,144	110,554
Redeemed	(1,754,847)	(17,605,203)

Total Class VI Shares	(1,508,291)	(11,033,705)

Class Y Shares
Issued	8,463,556	22,104,736
Reinvested	223,387	307,220
Redeemed	(333,601)	(1,028,191)

Total Class Y Shares	8,353,342	21,383,765

Total change in shares	5,699,736	7,140,580

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.78	0.12	0.43	0.55	(0.04)	–	(0.04)	–	$10.29	5.43%	$24,786	1.06%	2.50%	1.06%	32.77%
Year Ended December 31, 2010(e)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%	$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009(e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%	$19,732	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	–	$6.44	(35.51)%	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.76	0.11	0.43	0.54	(0.03)	–	(0.03)	–	$10.27	5.31%	$10,483	1.30%	2.25%	1.30%	32.77%
Year Ended December 31, 2010(e)	$8.63	0.06	1.12	1.18	(0.05)	–	(0.05)	–	$9.76	13.83%	$9,923	1.32%	0.73%	1.32%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	–	$8.63	36.34%	$8,736	1.20%	1.14%	1.20%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	–	$6.43	(35.70)%	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.76	0.12	0.43	0.55	(0.04)	–	(0.04)	–	$10.27	5.44%	$136,219,108	1.06%	2.48%	1.06%	32.77%
Year Ended December 31, 2010(e)	$8.64	0.09	1.10	1.19	(0.07)	–	(0.07)	–	$9.76	14.04%	$140,613,327	1.09%	1.00%	1.09%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	–	$8.64	36.46%	$152,134,438	1.08%	0.48%	1.08%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.63)%	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.74	0.11	0.43	0.54	(0.03)	–	(0.03)	–	$10.25	5.32%	$193,760,011	1.31%	2.24%	1.31%	32.77%
Year Ended December 31, 2010(e)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%	$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009(e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%	$271,040,423	1.35%	1.02%	1.35%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	–	$6.42	(35.80)%	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.78	0.13	0.43	0.56	(0.05)	–	(0.05)	–	$10.29	5.51%	$499,137,328	0.91%	2.67%	0.91%	32.77%
Year Ended December 31, 2010(e)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%	$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%	$162,330,746	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.60)%	$46,429,254	0.96%	1.85%	1.10%	66.42%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

18	Semiannual Report 2011

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,843,136	$—	$4,843,136
Auto Components	328,110	33,799,072	—	34,127,182
Automobiles	—	17,402,937	—	17,402,937
Beverages	5,900,855	11,473,797	—	17,374,652
Biotechnology	988,991	7,365,869	—	8,354,860
Capital Markets	1,698,501	6,726,423	—	8,424,924
Chemicals	4,222,075	24,735,588	—	28,957,663
Commercial Banks	10,348,556	36,427,024	—	46,775,580
Commercial Services & Supplies	5,023,542	6,025,371	—	11,048,913
Communications Equipment	—	7,377,019	—	7,377,019
Computers & Peripherals	188,534	2,556,688	—	2,745,222
Construction & Engineering	1,267,970	3,209,456	—	4,477,426
Construction Materials	—	4,929,673	—	4,929,673
Containers & Packaging	—	1,341,342	—	1,341,342
Distributors	—	2,646,265	—	2,646,265
Diversified Consumer Services	1,016,652	—	—	1,016,652
Diversified Financial Services	—	3,198,478	—	3,198,478
Diversified Telecommunication Services	—	1,255,944	—	1,255,944
Electrical Equipment	—	13,131,041	—	13,131,041
Electronic Equipment, Instruments & Components	—	15,622,765	—	15,622,765
Energy Equipment & Services	—	19,467,459	—	19,467,459

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food & Staples Retailing	$—	$13,999,344	$—	$13,999,344
Food Products	—	29,148,327	—	29,148,327
Health Care Equipment & Supplies	681,590	12,211,555	—	12,893,145
Health Care Providers & Services	—	6,844,259	—	6,844,259
Hotels, Restaurants & Leisure	—	16,735,600	—	16,735,600
Household Durables	—	1,317,103	—	1,317,103
Independent Power Producers & Energy Traders	—	6,142,306	—	6,142,306
Industrial Conglomerates	—	16,487,635	—	16,487,635
Information Technology Services	8,340,221	7,529,175	—	15,869,396
Insurance	6,627,067	5,438,701	—	12,065,768
Internet & Catalog Retail	—	1,329,354	—	1,329,354
Internet Software & Services	2,451,966	6,739,559	—	9,191,525
Machinery	—	41,304,064	—	41,304,064
Media	8,418,012	31,326,327	—	39,744,339
Metals & Mining	4,527,077	19,783,370	—	24,310,447
Multiline Retail	—	6,505,439	—	6,505,439
Multi-Utilities	—	8,193,373	—	8,193,373
Office Electronics	—	9,808,177	—	9,808,177
Oil, Gas & Consumable Fuels	29,128,191	33,370,036	—	62,498,227
Personal Products	1,711,908	—	—	1,711,908
Pharmaceuticals	11,077,533	52,267,595	—	63,345,128
Professional Services	—	2,607,451	—	2,607,451
Real Estate Management & Development	—	782,346	—	782,346
Road & Rail	5,203,561	—	—	5,203,561
Semiconductors & Semiconductor Equipment	4,557,830	10,811,858	—	15,369,688
Software	—	9,290,158	—	9,290,158
Specialty Retail	1,434,784	17,261,054	—	18,695,838
Textiles, Apparel & Luxury Goods	2,900,489	13,548,112	—	16,448,601
Tobacco	—	23,811,117	—	23,811,117
Trading Companies & Distributors	1,974,970	4,725,200	—	6,700,170
Transportation Infrastructure	—	1,719,463	—	1,719,463
Wireless Telecommunication Services	10,859,386	6,234,491	—	17,093,877
Total Common Stocks	$130,878,371	$640,807,896	$—	$771,686,267
Mutual Fund	52,667,505	—	—	52,667,505
Preferred Stock*	—	2,913,633	—	2,913,633
Total	$183,545,876	$643,721,529	$—	$827,267,405
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2011, the Fund had an overdrawn balance of $18,467 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

20	Semiannual Report 2011

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,804,376 for the six months ended June 30, 2011.

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until at least April 30, 2012.

22	Semiannual Report 2011

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$61,278	$14,814	$—	$—	$76,092
(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,318.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the fund.

For the six months ended June 30, 2011, NFS received $248,603 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,262.

5.   Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

24	Semiannual Report 2011

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $290,681,540 and sales of $243,123,522 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$692,664,139	$135,848,774	$(6,245,508)	$129,603,266

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	25

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

26	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

28	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
International, Inc. (dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	29

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2011

NVIT Multi-Manager International Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

21	Financial Highlights

23	Notes to Financial Statements

33	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager International Value Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,042.20	4.76	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class II Shares	Actual		1,000.00	1,041.40	6.02	1.19
	Hypothetical	[b]	1,000.00	1,018.89	5.96	1.19
Class III Shares	Actual		1,000.00	1,042.40	4.76	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class IV Shares	Actual		1,000.00	1,042.20	4.76	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class VI Shares	Actual		1,000.00	1,040.60	6.02	1.19
	Hypothetical	[b]	1,000.00	1,018.89	5.96	1.19
Class Y Shares	Actual		1,000.00	1,042.20	4.10	0.81
	Hypothetical	[b]	1,000.00	1,020.78	4.06	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager International Value Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	96.0%
Mutual Fund	2.1%
Repurchase Agreement	1.4%
Preferred Stock	1.1%
Liabilities in excess of other assets	(0.6%)

100.0%

Top Industries †
Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	8.2%
Automobiles	5.5%
Metals & Mining	5.3%
Diversified Telecommunication Services	4.7%
Insurance	4.4%
Chemicals	3.7%
Wireless Telecommunication Services	3.4%
Diversified Financial Services	3.1%
Other Industries *	38.0%

100.0%

Top Holdings †
Vodafone Group PLC	2.5%
ING Groep NV	2.1%
Invesco Liquid Assets Portfolio—Institutional Class	2.0%
Royal Dutch Shell PLC, Class A	2.0%
Sanofi-Aventis SA	1.9%
Allianz SE	1.8%
BP PLC	1.8%
Novartis AG REG	1.7%
BNP Paribas	1.7%
Toyota Motor Corp.	1.5%
Other Holdings *	81.0%

100.0%

Top Countries †
Japan	22.0%
United Kingdom	17.9%
Germany	10.7%
France	10.3%
Netherlands	7.9%
Switzerland	5.4%
Italy	3.6%
Canada	3.0%
Australia	2.2%
United States	2.0%
Other Countries *	15.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 96.0%

	Shares	Market Value

AUSTRALIA 2.2%
Capital Markets 0.1%
Macquarie Group Ltd.	25,500	$860,254

Chemicals 0.1%
Incitec Pivot Ltd.	216,154	900,223

Commercial Banks 1.0%
Australia & New Zealand Banking Group Ltd.	62,800	1,488,663
National Australia Bank Ltd.	176,200	4,871,478

		6,360,141

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	453,300	1,408,579

Insurance 0.5%
QBE Insurance Group Ltd.	153,293	2,845,123

Media 0.2%
Fairfax Media Ltd. (a)	1,004,100	1,059,972

Metals & Mining 0.1%
OneSteel Ltd.	183,400	366,248

		13,800,540

AUSTRIA 0.8%
Commercial Banks 0.4%
Erste Group Bank AG	52,530	2,751,162

Oil, Gas & Consumable Fuels 0.4%
OMV AG	54,300	2,372,174

		5,123,336

BELGIUM 1.9%
Chemicals 0.6%
Solvay SA	26,037	4,020,001

Commercial Banks 0.9%
KBC Groep NV	145,003	5,689,779

Food & Staples Retailing 0.4%
Delhaize Group SA	29,415	2,207,171

		11,916,951

BRAZIL 0.6%
Commercial Banks 0.2%
Banco do Brasil SA	51,000	909,121

Metals & Mining 0.3%
Vale SA—Preference Shares, ADR	67,400	1,951,904

Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA—Preference Shares, ADR	21,100	647,348

		3,508,373

CANADA 3.0%
Auto Components 0.5%
Magna International, Inc.	60,000	3,244,336

Chemicals 0.3%
Agrium, Inc.	24,700	2,168,949

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Commercial Banks 0.4%
Laurentian Bank of Canada	13,000	$600,632
National Bank of Canada	20,100	1,630,175

		2,230,807

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	17,600	731,775

Media 0.1%
Yellow Media, Inc. (a)	247,500	615,895

Metals & Mining 0.7%
First Quantum Minerals Ltd.	20,534	2,993,925
New Gold, Inc.*	106,800	1,101,830

		4,095,755

Oil, Gas & Consumable Fuels 0.9%
Nexen, Inc.	167,029	3,765,059
Penn West Petroleum Ltd.	75,606	1,745,809

		5,510,868

		18,598,385

CHINA 0.3%
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., H Shares, Class H	840,000	852,678

Real Estate Management & Development 0.1%
Evergrande Real Estate Group Ltd. (a)	704,000	461,026

Textiles, Apparel & Luxury Goods 0.1%
Daphne International Holdings Ltd.	936,000	836,622

		2,150,326

DENMARK 0.3%
Commercial Banks 0.3%
Danske Bank AS*	93,885	1,737,613

FINLAND 0.7%
Paper & Forest Products 0.7%
Upm-Kymmene OYJ	233,587	4,273,746

FRANCE 10.4%
Auto Components 0.2%
Faurecia	29,571	1,268,157

Automobiles 0.7%
Renault SA	77,700	4,609,972

Building Products 0.2%
Compagnie De Saint-Gobain	22,300	1,445,442

Commercial Banks 2.7%
BNP Paribas	133,250	10,274,772
Societe Generale	109,282	6,472,342

		16,747,114

Construction & Engineering 1.0%
Bouygues SA	148,381	6,524,934

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment 0.9%
Schneider Electric SA	31,678	$5,289,335

Hotels, Restaurants & Leisure 0.6%
Sodexo	45,114	3,533,951

Media 0.5%
Vivendi SA	103,760	2,892,098

Multiline Retail 0.5%
PPR SA	17,641	3,141,954

Multi-Utilities 1.1%
GDF Suez	119,825	4,379,317
Suez Environnement Co.	119,911	2,389,602

		6,768,919

Pharmaceuticals 1.9%
Sanofi-Aventis SA	148,990	11,984,854

Trading Companies & Distributors 0.1%
Rexel SA	14,706	364,318

		64,571,048

GERMANY 9.7%
Automobiles 0.8%
Daimler AG REG	60,605	4,570,316

Capital Markets 0.5%
Deutsche Bank AG REG	55,600	3,281,543

Chemicals 1.5%
BASF SE	73,134	7,168,697
Lanxess AG	23,991	1,967,949

		9,136,646

Commercial Banks 0.7%
Commerzbank AG*	1,056,758	4,551,643

Diversified Financial Services 0.4%
Deutsche Boerse AG	31,099	2,361,333

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	205,628	3,208,649

Electric Utilities 0.9%
E.ON AG	199,100	5,659,298

Industrial Conglomerates 0.3%
Siemens AG REG	13,228	1,817,804

Insurance 2.2%
Allianz SE	79,029	11,020,344
Muenchener Rueckversicherungs AG REG	16,600	2,534,075

		13,554,419

Metals & Mining 0.6%
ThyssenKrupp AG	72,300	3,756,542

Pharmaceuticals 1.1%
Bayer AG REG	82,137	6,596,964

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Transportation Infrastructure 0.2%
Hamburger Hafen und Logistik AG	33,075	$1,437,176

		59,932,333

HONG KONG 0.7%
Real Estate Management & Development 0.5%
China Resources Land Ltd.	1,220,000	2,214,510
New World Development Ltd.	535,487	812,987

		3,027,497

Specialty Retail 0.2%
Esprit Holdings Ltd.	432,700	1,351,973

		4,379,470

INDIA 0.2%
Metals & Mining 0.2%
Hindalco Industries Ltd.	175,600	711,882
Tata Steel Ltd.	57,000	780,437

		1,492,319

IRELAND 0.3%
Professional Services 0.3%
Experian PLC	160,314	2,042,066

ITALY 3.6%
Commercial Banks 0.9%
UniCredit SpA	2,498,591	5,288,811

Diversified Telecommunication Services 0.9%
Telecom Italia SpA	3,320,100	4,618,230
Telecom Italia SpA-RSP (a)	606,200	705,240

		5,323,470

Electric Utilities 0.7%
Enel SpA (a)	709,563	4,636,410

Gas Utilities 0.7%
Snam Rete Gas SpA	780,280	4,618,485

Oil, Gas & Consumable Fuels 0.4%
ENI SpA	118,200	2,801,218

		22,668,394

JAPAN 22.2%
Auto Components 1.3%
Bridgestone Corp.	261,700	6,029,705
NGK Spark Plug Co., Ltd.	82,000	1,133,034
Sumitomo Rubber Industries Ltd. (a)	53,700	649,830

		7,812,569

Automobiles 3.0%
Mazda Motor Corp.*	30,000	79,056
Nissan Motor Co., Ltd.	875,900	9,205,020
Toyota Motor Corp.	230,800	9,504,156

		18,788,232

Beverages 0.4%
Asahi Breweries Ltd. (a)	128,300	2,584,415

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Building Products 0.7%
Asahi Glass Co., Ltd. (a)	266,000	$3,112,807
Nippon Sheet Glass Co., Ltd.	396,000	1,231,268

		4,344,075

Chemicals 0.5%
Air Water, Inc.	24,000	289,120
Denki Kagaku Kogyo KK	77,000	371,227
DIC Corp.	229,000	542,432
Mitsubishi Gas Chemical Co., Inc.	157,000	1,150,267
Ube Industries Ltd.	247,000	743,628

		3,096,674

Commercial Banks 1.7%
Mitsubishi UFJ Financial Group, Inc.	547,500	2,668,152
Sumitomo Mitsui Financial Group, Inc.	253,937	7,830,069

		10,498,221

Computers & Peripherals 1.3%
Fujitsu Ltd.	931,000	5,321,501
Toshiba Corp.	481,000	2,535,998

		7,857,499

Diversified Financial Services 0.3%
ORIX Corp.	19,540	1,900,691

Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone Corp.	155,700	7,509,695

Electric Utilities 0.2%
Tokyo Electric Power Co., Inc. (The)	251,400	1,017,704

Electrical Equipment 1.6%
Furukawa Electric Co. Ltd.	244,000	1,018,723
Mitsubishi Electric Corp.	508,000	5,900,983
Sumitomo Electric Industries Ltd.	206,400	3,010,477

		9,930,183

Electronic Equipment, Instruments & Components 0.5%
FUJIFILM Holdings Corp.	98,200	3,062,759

Gas Utilities 0.2%
Tokyo Gas Co., Ltd.	330,000	1,489,408

Household Durables 0.9%
Sharp Corp.	347,000	3,166,733
Sony Corp.	89,300	2,356,204

		5,522,937

Leisure Equipment & Products 0.0%†
Namco Bandai Holdings, Inc.	22,700	273,249

Machinery 0.3%
Amada Co. Ltd.	260,000	1,999,174

Metals & Mining 0.6%
Dowa Holdings Co., Ltd.	74,000	459,272
JFE Holdings, Inc.	109,900	3,022,432

		3,481,704

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Office Electronics 0.4%
Konica Minolta Holdings, Inc.	271,000	$2,263,525

Oil, Gas & Consumable Fuels 1.1%
JX Holdings, Inc.	983,100	6,612,374

Pharmaceuticals 0.2%
Otsuka Holdings Co. Ltd.	55,100	1,457,981

Real Estate Management & Development 0.2%
Mitsui Fudosan Co., Ltd.	65,000	1,119,488

Road & Rail 0.8%
East Japan Railway Co.	61,400	3,516,428
Nippon Express Co., Ltd.	327,000	1,325,043

		4,841,471

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.*	45,800	775,412

Software 0.1%
Konami Corp.	20,400	483,194

Tobacco 1.5%
Japan Tobacco, Inc.	2,347	9,059,590

Trading Companies & Distributors 2.2%
Marubeni Corp.	329,000	2,186,471
Mitsubishi Corp.	79,100	1,975,749
Mitsui & Co., Ltd.	288,100	4,981,285
Sumitomo Corp.	349,200	4,750,607

		13,894,112

Wireless Telecommunication Services 0.9%
KDDI Corp.	811	5,835,094

		137,511,430

NETHERLANDS 8.0%
Chemicals 0.5%
Koninklijke DSM NV	41,700	2,706,184

Diversified Financial Services 2.1%
ING Groep NV, CVA*	1,055,995	13,013,564

Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	205,236	2,985,154

Food & Staples Retailing 0.4%
Koninklijke Ahold NV	186,500	2,507,544

Food Products 0.5%
Unilever NV, CVA	98,234	3,224,104

Insurance 0.5%
Aegon NV*	459,800	3,133,090

Oil, Gas & Consumable Fuels 3.5%
Royal Dutch Shell PLC, Class A	357,057	12,705,356
Royal Dutch Shell PLC-EUR, Class A*	258,100	9,164,797

		21,870,153

		49,439,793

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd.	555,000	$1,123,084

NORWAY 0.8%
Commercial Banks 0.5%
DnB NOR ASA	227,585	3,170,603

Diversified Telecommunication Services 0.3%
Telenor ASA	99,300	1,625,074

		4,795,677

POLAND 0.2%
Metals & Mining 0.2%
KGHM Polska Miedz SA*	14,800	1,062,970

PORTUGAL 0.3%
Electric Utilities 0.3%
EDP—Energias de Portugal SA	512,400	1,818,426

RUSSIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR*	178,600	2,598,630
LUKOIL OAO, ADR	13,900	886,125
Tatneft, ADR	7,300	310,980

		3,795,735

SINGAPORE 0.8%
Diversified Telecommunication Services 0.5%
Singapore Telecommunications Ltd.	1,216,000	3,134,284

Industrial Conglomerates 0.3%
SembCorp Industries Ltd.	408,000	1,661,472

		4,795,756

SOUTH AFRICA 0.3%
Diversified Financial Services 0.3%
African Bank Investments Ltd.	363,545	1,851,442

SOUTH KOREA 1.3%
Commercial Banks 0.2%
Hana Financial Group, Inc.	24,100	845,665
KB Financial Group, Inc.	11,746	558,382

		1,404,047

Electronic Equipment, Instruments & Components 0.1%
LG Display Co., Ltd.	13,800	385,180

Household Durables 0.1%
LG Electronics, Inc.	11,540	899,785

Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co., Ltd.	6,754	5,249,407

		7,938,419

SPAIN 1.5%
Commercial Banks 0.7%
Banco Bilbao Vizcaya Argentaria SA	388,050	4,555,239

Gas Utilities 0.3%
Gas Natural SDG SA	76,600	1,604,403

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Oil, Gas & Consumable Fuels 0.5%
Repsol YPF SA (a)	98,024	$3,400,010

		9,559,652

SWEDEN 1.0%
Commercial Banks 0.4%
Nordea Bank AB	270,150	2,901,413

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	253,591	3,650,570

		6,551,983

SWITZERLAND 5.4%
Capital Markets 0.9%
Credit Suisse Group AG REG*	107,830	4,202,376
UBS AG REG*	79,976	1,459,528

		5,661,904

Chemicals 0.3%
Clariant AG*	98,900	1,892,095

Construction Materials 0.6%
Holcim Ltd. REG*	47,381	3,583,190

Media 0.3%
Informa PLC	300,500	2,085,806

Metals & Mining 1.0%
Glencore International PLC*	136,254	1,073,723
Xstrata PLC	218,148	4,804,793

		5,878,516

Pharmaceuticals 2.3%
Novartis AG REG	168,370	10,318,912
Roche Holding AG	24,100	4,034,841

		14,353,753

		33,455,264

TAIWAN 0.6%
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.*	1,067,000	731,658

Information Technology Services 0.4%
Hon Hai Precision Industry Co., Ltd., GDR REG	147,349	1,010,593
Hon Hai Precision Industry Co., Ltd., GDR REG (a)	201,443	1,374,780

		2,385,373

Semiconductors & Semiconductor Equipment 0.1%
Powertech Technology, Inc.	231,000	777,595

		3,894,626

TURKEY 0.1%
Commercial Banks 0.1%
Turkiye Is Bankasi, Class C	168,800	518,114

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 18.0%
Aerospace & Defense 0.5%
BAE Systems PLC	653,100	$3,341,035

Auto Components 0.4%
GKN PLC	680,900	2,538,583

Capital Markets 0.3%
Man Group PLC	464,602	1,767,235

Commercial Banks 2.5%
Barclays PLC	1,412,745	5,795,577
HSBC Holdings PLC	198,880	1,971,842
Lloyds Banking Group PLC*	7,185,900	5,646,919
Standard Chartered PLC	88,215	2,317,202

		15,731,540

Commercial Services & Supplies 0.1%
Rentokil Initial PLC*	504,300	769,418

Distributors 0.2%
Inchcape PLC	199,530	1,339,867

Diversified Telecommunication Services 0.4%
BT Group PLC	800,600	2,595,867

Hotels, Restaurants & Leisure 0.5%
Intercontinental Hotels Group PLC	132,476	2,711,890
Thomas Cook Group PLC	117,400	250,886

		2,962,776

Independent Power Producers & Energy Traders 0.4%
International Power PLC	507,161	2,619,359

Industrial Conglomerates 0.4%
Cookson Group PLC	244,746	2,643,935

Insurance 1.2%
Aviva PLC	329,500	2,319,365
Prudential PLC	412,354	4,761,373

		7,080,738

Metals & Mining 1.6%
Petropavlovsk PLC	64,212	752,433
Rio Tinto PLC	122,900	8,874,085

		9,626,518

Multi-Utilities 0.7%
Centrica PLC	810,149	4,206,679

Oil, Gas & Consumable Fuels 2.4%
BP PLC	1,482,821	10,917,997
Cairn Energy PLC*	392,470	2,617,352
Tullow Oil PLC	65,456	1,303,498

		14,838,847

Pharmaceuticals 2.8%
AstraZeneca PLC	158,900	7,942,022
GlaxoSmithKline PLC	424,924	9,107,927

		17,049,949

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Road & Rail 0.0%†
Firstgroup PLC	16,928	$92,709

Tobacco 1.1%
British American Tobacco PLC	105,940	4,645,636
Imperial Tobacco Group PLC	69,900	2,327,144

		6,972,780

Wireless Telecommunication Services 2.5%
Vodafone Group PLC	5,864,286	15,549,988

		111,727,823

Total Common Stocks (cost $571,066,968)		596,035,094

Preferred Stock 1.1%
GERMANY 1.1%
Automobiles 1.1%
Volkswagen AG	32,160	6,650,552

Total Preferred Stock (cost $4,083,456)		6,650,552

Mutual Fund 2.1%
Money Market Fund 2.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (b)	12,780,383	12,780,383

Total Mutual Fund (cost $12,780,383)		12,780,383

Repurchase Agreement 1.4%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $8,855,335, collateralized by Government Agency Mortgage Securities ranging from 0.00% - 15.00%, maturing 08/20/11 - 06/15/41; total market value $9,032,434. (c)	$8,855,328	$8,855,328

Total Repurchase Agreement (cost $8,855,328)		8,855,328

Total Investments (cost $596,786,135) (d) — 100.6%		624,321,357
Liabilities in excess of other assets — (0.6)%		(3,902,704)

NET ASSETS — 100.0%		$620,418,653

*	Denotes a non-income producing security.

10	Semiannual Report 2011

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $8,362,695.

(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $8,855,328.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation
ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

RSP	Savings Shares

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At June 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	7/15/11	(3,206,000)	$(3,347,119)	$(3,434,107)	$(86,988)
British Pound	JPMorgan Chase Bank	7/15/11	(4,508,000)	(7,350,903)	(7,234,213)	116,690
British Pound	JPMorgan Chase Bank	7/15/11	(5,803,000)	(9,462,575)	(9,312,364)	150,211
British Pound	HSBC Bank PLC	8/09/11	(1,236,250)	(2,036,147)	(1,983,254)	52,893
British Pound	Deutsche Bank Securities, Inc.	8/09/11	(853,111)	(1,380,538)	(1,368,603)	11,935
British Pound	Morgan Stanley Co., Inc.	8/09/11	(791,837)	(1,310,192)	(1,270,304)	39,888
British Pound	HSBC Bank PLC	8/09/11	(1,267,685)	(2,055,513)	(2,033,685)	21,828
British Pound	Citibank NA	8/09/11	(14,442,101)	(23,772,998)	(23,168,740)	604,258
Canadian Dollar	JPMorgan Chase Bank	7/15/11	(803,000)	(817,852)	(832,397)	(14,545)
Canadian Dollar	JPMorgan Chase Bank	7/15/11	(12,460,000)	(13,003,277)	(12,916,157)	87,120
Canadian Dollar	JPMorgan Chase Bank	7/15/11	(1,769,000)	(1,805,157)	(1,833,762)	(28,605)
Canadian Dollar	Royal Bank of Canada	8/09/11	(1,782,749)	(1,851,974)	(1,846,866)	5,108
Euro	JPMorgan Chase Bank	7/15/11	(2,411,000)	(3,421,180)	(3,495,347)	(74,167)
Euro	JPMorgan Chase Bank	7/15/11	(4,700,000)	(6,662,579)	(6,813,825)	(151,246)
Euro	JPMorgan Chase Bank	7/15/11	(3,166,000)	(4,488,027)	(4,589,909)	(101,882)
Euro	JPMorgan Chase Bank	7/15/11	(17,413,000)	(24,708,838)	(25,244,497)	(535,659)
Euro	Royal Bank of Canada	8/09/11	(1,324,331)	(1,900,607)	(1,918,602)	(17,995)
Euro	Westpac Banking Corp.	8/09/11	(1,031,408)	(1,481,038)	(1,494,235)	(13,197)
Euro	Morgan Stanley Co., Inc.	8/09/11	(1,400,000)	(1,983,215)	(2,028,227)	(45,012)
Euro	Credit Suisse International	8/09/11	(1,740,049)	(2,502,434)	(2,520,867)	(18,433)
Euro	BNP Paribas	8/09/11	(1,630,806)	(2,417,148)	(2,362,603)	54,545
Euro	Royal Bank of Canada	8/09/11	(473,371)	(662,738)	(685,789)	(23,051)
Euro	Westpac Banking Corp.	8/09/11	(1,501,660)	(2,219,456)	(2,175,504)	43,952
Euro	HSBC Bank PLC	8/09/11	(1,534,672)	(2,200,138)	(2,223,330)	(23,192)
Euro	HSBC Bank PLC	8/09/11	(1,286,142)	(1,905,585)	(1,863,277)	42,308
Hong Kong Dollar	Royal Bank of Scotland	8/09/11	(14,609,901)	(1,880,780)	(1,877,891)	2,889
Japanese Yen	JPMorgan Chase Bank	7/15/11	(136,990,000)	(1,609,488)	(1,701,718)	(92,230)
Japanese Yen	JPMorgan Chase Bank	7/15/11	(1,553,995,000)	(18,692,653)	(19,304,046)	(611,393)
Japanese Yen	JPMorgan Chase Bank	7/15/11	(506,215,000)	(6,173,805)	(6,288,307)	(114,502)
Japanese Yen	Citibank NA	8/09/11	(128,986,491)	(1,610,246)	(1,602,505)	7,741
Japanese Yen	Citibank NA	8/09/11	(136,964,173)	(1,694,933)	(1,701,618)	(6,685)
Norwegian Krone	JPMorgan Chase Bank	7/15/11	(72,636,000)	(13,093,390)	(13,454,735)	(361,345)
Norwegian Krone	JPMorgan Chase Bank	7/15/11	(12,484,000)	(2,224,503)	(2,312,475)	(87,972)
Swedish Krona	JPMorgan Chase Bank	7/15/11	(5,486,000)	(864,918)	(866,809)	(1,891)
Swedish Krona	JPMorgan Chase Bank	7/15/11	(29,124,000)	(4,592,156)	(4,601,702)	(9,546)
Swedish Krona	HSBC Bank PLC	8/09/11	(10,733,241)	(1,687,024)	(1,693,351)	(6,327)
Swedish Krona	Citibank NA	8/09/11	(15,129,929)	(2,390,980)	(2,387,003)	3,977
Swiss Franc	JPMorgan Chase Bank	7/15/11	(892,000)	(1,055,122)	(1,061,000)	(5,878)
Swiss Franc	JPMorgan Chase Bank	7/15/11	(4,059,000)	(4,544,081)	(4,828,024)	(283,943)
Swiss Franc	JPMorgan Chase Bank	7/15/11	(7,227,000)	(8,090,680)	(8,596,237)	(505,557)
Swiss Franc	Barclays Bank PLC	8/09/11	(1,869,805)	(2,240,146)	(2,224,326)	15,820
Swiss Franc	Royal Bank of Scotland	8/09/11	(1,827,315)	(2,191,485)	(2,173,779)	17,706

Total Short Contracts				$(199,383,618)	$(201,325,990)	$(1,942,372)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	7/15/11	3,980,000	$3,968,498	$4,263,177	$294,679
Australian Dollar	JPMorgan Chase Bank	7/15/11	3,690,000	3,841,216	3,952,543	111,327
Australian Dollar	JPMorgan Chase Bank	7/15/11	6,654,000	7,034,808	7,127,432	92,624

12	Semiannual Report 2011

Currency (continued)	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts: (continued)
Australian Dollar	Westpac Banking Corp.	8/09/11	23,644,914	$24,958,106	$25,244,493	$286,387
British Pound	JPMorgan Chase Bank	7/15/11	4,508,000	7,373,375	7,234,213	(139,162)
British Pound	JPMorgan Chase Bank	7/15/11	1,910,000	3,107,017	3,065,073	(41,944)
British Pound	JPMorgan Chase Bank	7/15/11	5,803,000	9,439,798	9,312,364	(127,434)
British Pound	Credit Suisse International	8/09/11	1,066,685	1,726,537	1,711,230	(15,307)
British Pound	HSBC Bank PLC	8/09/11	502,919	820,846	806,807	(14,039)
British Pound	State Street Bank and Trust	8/09/11	375,490	601,362	602,380	1,018
British Pound	Royal Bank of Canada	8/09/11	752,441	1,227,704	1,207,103	(20,601)
British Pound	Barclays Bank PLC	8/09/11	888,921	1,458,041	1,426,051	(31,990)
British Pound	Credit Suisse International	8/09/11	707,798	1,164,023	1,135,485	(28,538)
Canadian Dollar	JPMorgan Chase Bank	7/15/11	1,228,000	1,282,078	1,272,957	(9,121)
Euro	JPMorgan Chase Bank	7/15/11	3,166,000	4,558,960	4,589,908	30,948
Euro	JPMorgan Chase Bank	7/15/11	4,700,000	6,499,301	6,813,825	314,524
Euro	JPMorgan Chase Bank	7/15/11	17,413,000	25,074,285	25,244,497	170,212
Euro	Barclays Bank PLC	8/09/11	828,883	1,176,857	1,200,830	23,973
Euro	Morgan Stanley Co., Inc.	8/09/11	1,465,439	2,098,316	2,123,031	24,715
Euro	HSBC Bank PLC	8/09/11	1,777,931	2,593,554	2,575,747	(17,807)
Euro	State Street Bank and Trust	8/09/11	841,504	1,208,030	1,219,115	11,085
Euro	Royal Bank of Canada	8/09/11	1,254,061	1,816,757	1,816,800	43
Euro	Barclays Bank PLC	8/09/11	1,031,957	1,456,440	1,495,030	38,590
Euro	Westpac Banking Corp.	8/09/11	385,888	548,651	559,049	10,398
Hong Kong Dollar	Barclays Bank PLC	8/09/11	16,382,452	2,110,031	2,105,727	(4,304)
Hong Kong Dollar	Royal Bank of Scotland	8/09/11	7,172,943	921,895	921,978	83
Hong Kong Dollar	Westpac Banking Corp.	8/09/11	21,197,231	2,726,675	2,724,597	(2,078)
Japanese Yen	JPMorgan Chase Bank	7/15/11	825,213,000	10,211,667	10,250,966	39,299
Japanese Yen	State Street Bank and Trust	8/09/11	48,543,435	600,897	603,095	2,198
Japanese Yen	UBS AG	8/09/11	85,710,496	1,057,451	1,064,852	7,401
Norwegian Krone	JPMorgan Chase Bank	7/15/11	12,484,000	2,292,637	2,312,475	19,838
Norwegian Krone	JPMorgan Chase Bank	7/15/11	72,636,000	13,414,718	13,454,735	40,017
Singapore Dollar	Royal Bank of Scotland	8/10/11	3,201,057	2,599,073	2,606,087	7,014
Swedish Krona	JPMorgan Chase Bank	7/15/11	52,549,000	8,435,359	8,302,941	(132,418)
Swedish Krona	JPMorgan Chase Bank	7/15/11	37,901,000	6,054,570	5,988,502	(66,068)
Swedish Krona	State Street Bank and Trust	8/09/11	37,185,988	6,077,692	5,866,720	(210,972)
Swiss Franc	JPMorgan Chase Bank	7/15/11	5,133,000	5,686,526	6,105,505	418,979
Swiss Franc	JPMorgan Chase Bank	7/15/11	4,059,000	4,588,686	4,828,024	239,338
Swiss Franc	JPMorgan Chase Bank	7/15/11	2,094,000	2,299,115	2,490,732	191,617
Swiss Franc	JPMorgan Chase Bank	7/15/11	9,119,000	10,308,998	10,846,698	537,700
Swiss Franc	UBS AG	8/09/11	3,408,944	3,968,918	4,055,289	86,371
Swiss Franc	Morgan Stanley Co., Inc.	8/09/11	1,671,684	1,998,494	1,988,640	(9,854)
Swiss Franc	Citibank NA	8/09/11	1,806,653	2,036,197	2,149,199	113,002
Swiss Franc	Citibank NA	8/09/11	1,611,523	1,825,958	1,917,072	91,114

Total Long Contracts				$204,250,117	$206,582,974	$2,332,857

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At June 30, 2011, the Fund’s open forward foreign currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
TD Bank	8/09/11	812,355	British Pound	(1,262,819)	Australian Dollar	$1,348,248	$1,303,220	$(45,028)
Barclays Bank PLC	8/09/11	715,818	Swiss Franc	(523,986)	British Pound	840,605	851,540	10,935
Westpac Banking Corp.	8/09/11	93,582,637	Japanese Yen	(1,087,917)	Canadian Dollar	1,127,045	1,162,654	35,609
UBS AG	8/09/11	120,539,539	Japanese Yen	(1,054,322)	Euro	1,527,431	1,497,561	(29,870)
Barclays Bank PLC	8/09/11	98,631,973	Japanese Yen	(856,681)	Euro	1,241,103	1,225,386	(15,717)
Westpac Banking Corp.	8/09/11	9,144,192	Swedish Krona	(994,918)	Euro	1,441,371	1,442,651	1,280
Morgan Stanley Co., Inc.	8/09/11	645,310	British Pound	(85,762,161)	Japanese Yen	1,065,493	1,035,239	(30,254)
HSBC Bank PLC	8/09/11	20,197,089	Hong Kong Dollar	(209,637,702)	Japanese Yen	2,604,500	2,596,043	(8,457)
Royal Bank of Canada	8/09/11	604,391	Canadian Dollar	(3,822,334)	Swedish Krona	603,038	626,128	23,090
Citibank NA	8/09/11	117,893,538	Japanese Yen	(9,142,244)	Swedish Krona	1,442,344	1,464,688	22,344

						$13,241,178	$13,205,110	$(36,068)

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
43	DJ Euro Stoxx 50	09/16/11	$1,775,912	$8,649
15	FTSE 100 Index	09/16/11	1,420,982	3,998

			$3,196,894	$12,647

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund
Assets:
Investments, at value* (cost $587,930,807)	$615,466,029
Repurchase agreement, at value and cost	8,855,328

Total Investments	624,321,357

Cash	58,465
Foreign currencies, at value (cost $3,084,503)	3,094,604
Dividends receivable	1,243,111
Security lending income receivable	56,615
Receivable for investments sold	7,670,057
Receivable for capital shares issued	1,190,748
Reclaims receivable	283,936
Receivable for variation margin on futures contracts	12,647
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,576,621
Prepaid expenses	11,285

Total Assets	642,519,446

Liabilities:
Payable for investments purchased	8,135,588
Payable for capital shares redeemed	446,710
Unrealized depreciation on forward foreign currency contracts (Note 2)	4,222,204
Payable upon return of securities loaned (Note 2)	8,855,328
Accrued expenses and other payables:
Investment advisory fees	363,435
Fund administration fees	18,144
Distribution fees	12,703
Administrative servicing fees	19,537
Accounting and transfer agent fees	1,963
Trustee fees	908
Custodian fees	472
Compliance program costs (Note 3)	361
Professional fees	3,797
Printing fees	19,386
Other	257

Total Liabilities	22,100,793

Net Assets	$620,418,653

Represented by:
Capital	$726,552,285
Accumulated undistributed net investment income	8,163,495
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(142,245,248)
Net unrealized appreciation/(depreciation) from investments	27,535,222
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	12,647
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	354,417
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	45,835

Net Assets	$620,418,653

*	Includes value of securities on loan of $8,362,695 (Note 2)

2011 Semiannual Report	15

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund
Net Assets:
Class I Shares	$1,033,426
Class II Shares	798,539
Class III Shares	48,582,818
Class IV Shares	21,245,589
Class VI Shares	62,588,275
Class Y Shares	486,170,006

Total	$620,418,653

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	97,436
Class II Shares	75,707
Class III Shares	4,599,480
Class IV Shares	2,004,592
Class VI Shares	5,964,198
Class Y Shares	45,850,964

Total	58,592,377

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.61
Class II Shares	$10.55
Class III Shares	$10.56
Class IV Shares	$10.60
Class VI Shares	$10.49
Class Y Shares	$10.60

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$13,779,875
Income from securities lending (Note 2)	655,853
Interest income	4,515
Other income	635
Foreign tax withholding	(1,160,573)

Total Income	13,280,305

EXPENSES:
Investment advisory fees	2,128,883
Fund administration fees	113,170
Distribution fees Class II Shares	1,084
Distribution fees Class VI Shares	76,496
Administrative servicing fees Class I Shares	760
Administrative servicing fees Class II Shares	575
Administrative servicing fees Class III Shares	33,177
Administrative servicing fees Class IV Shares	15,401
Administrative servicing fees Class VI Shares	40,898
Professional fees	24,165
Printing fees	8,205
Trustee fees	8,135
Custodian fees	9,246
Accounting and transfer agent fees	8,522
Compliance program costs (Note 3)	1,174
Other	6,615

Total expenses before earnings credit	2,476,506

Earnings credit (Note 5)	(23)

Net Expenses	2,476,483

NET INVESTMENT INCOME	10,803,822

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	22,090,696
Net realized losses from futures transactions (Note 2)	(164,227)
Net realized gains from forward and foreign currency transactions (Note 2)	1,421,241

Net realized gains from investment, futures, forward and foreign currency transactions	23,347,710

Net change in unrealized appreciation/(depreciation) from investments†	(9,105,775)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	59,156
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(830,062)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(21,591)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,898,272)

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	13,449,438

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,253,260

†	Net of decrease in deferred capital gain country tax accrual on accrual on unrealized depreciation of $15,377.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$10,803,822	$6,037,881
Net realized gains from investment, futures, forward and foreign currency transactions	23,347,710	8,532,271
Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(9,898,272)	19,167,068

Change in net assets resulting from operations	24,253,260	33,737,220

Distributions to Shareholders From:
Net investment income:
Class I	(2,876)	(25,161)
Class II	(2,228)	(17,564)
Class III	(136,048)	(1,076,855)
Class IV	(59,659)	(516,609)
Class VI	(175,691)	(1,185,036)
Class Y	(1,331,013)	(8,367,291)

Change in net assets from shareholder distributions	(1,707,515)	(11,188,516)

Change in net assets from capital transactions	77,681,988	206,160,720

Change in net assets	100,227,733	228,709,424

Net Assets:
Beginning of period	520,190,920	291,481,496

End of period	$620,418,653	$520,190,920

Accumulated undistributed (distributions in excess of) net investment income at end of period	$8,163,495	$(932,812)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$71	$221
Dividends reinvested	2,876	25,161
Cost of shares redeemed	(177,975)	(293,594)

Total Class I	(175,028)	(268,212)

Class II Shares
Proceeds from shares issued	11	110
Dividends reinvested	2,228	17,564
Cost of shares redeemed	(123,668)	(194,408)

Total Class II	(121,429)	(176,734)

Class III Shares
Proceeds from shares issued	1,769,528	4,014,782
Dividends reinvested	136,048	1,076,855
Cost of shares redeemed	(5,195,481)	(11,444,533)

Total Class III	(3,289,905)	(6,352,896)

18	Semiannual Report 2011

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class IV Shares
Proceeds from shares issued	$114,512	$1,562,283
Dividends reinvested	59,659	516,609
Cost of shares redeemed	(3,870,159)	(5,531,247)

Total Class IV	(3,695,988)	(3,452,355)

Class VI Shares
Proceeds from shares issued	3,733,709	14,803,871
Dividends reinvested	175,691	1,185,036
Cost of shares redeemed	(2,956,792)	(5,799,262)

Total Class VI	952,608	10,189,645

Class Y Shares
Proceeds from shares issued	86,045,144	203,380,565
Dividends reinvested	1,331,013	8,367,291
Cost of shares redeemed	(3,364,427)	(5,526,584)

Total Class Y	84,011,730	206,221,272

Change in net assets from capital transactions	$77,681,988	$206,160,720

SHARE TRANSACTIONS:
Class I Shares
Issued	6	17
Reinvested	283	2,518
Redeemed	(17,038)	(30,326)

Total Class I Shares	(16,749)	(27,791)

Class II Shares
Issued	1	7
Reinvested	221	1,760
Redeemed	(11,830)	(20,167)

Total Class II Shares	(11,608)	(18,400)

Class III Shares
Issued	168,076	431,111
Reinvested	13,470	108,186
Redeemed	(493,339)	(1,205,194)

Total Class III Shares	(311,793)	(665,897)

Class IV Shares
Issued	10,782	162,836
Reinvested	5,883	51,715
Redeemed	(365,705)	(581,005)

Total Class IV Shares	(349,040)	(366,454)

Class VI Shares
Issued	355,886	1,618,625
Reinvested	17,499	119,137
Redeemed	(281,649)	(601,122)

Total Class VI Shares	91,736	1,136,640

2011 Semiannual Report	19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class Y Shares
Issued	8,155,618	21,180,586
Reinvested	131,264	835,513
Redeemed	(320,194)	(585,546)

Total Class Y Shares	7,966,688	21,430,553

Total change in shares	7,369,234	21,488,651

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.18	0.19	0.27	0.46	(0.03)	–	–	(0.03)	–	$10.61	4.22%	$1,033,426	0.94%	3.55%	0.94%	29.17%
Year Ended December 31, 2010(e)	$9.83	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.18	6.19%	$1,162,118	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.73	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.83	29.86%	$1,395,791	1.03%	2.37%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31)%	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%	$2,902,902	0.99%	2.10%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	–	(1.55)	–	$18.58	22.67%	$3,985,456	1.01%	1.95%	1.01%	48.61%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.13	0.17	0.28	0.45	(0.03)	–	–	(0.03)	–	$10.55	4.14%	$798,539	1.19%	3.31%	1.19%	29.17%
Year Ended December 31, 2010(e)	$9.79	0.14	0.40	0.54	(0.20)	–	–	(0.20)	–	$10.13	5.89%	$884,879	1.24%	1.52%	1.24%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.18	2.07	2.25	(0.16)	–	–	(0.16)	–	$9.79	29.51%	$1,035,457	1.28%	2.16%	1.28%	103.22%
Year Ended December 31, 2008(e)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48)%	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%	$2,488,431	1.23%	1.85%	1.23%	157.60%
Year Ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	–	(1.51)	–	$18.50	22.40%	$2,972,385	1.26%	1.68%	1.26%	48.61%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.14	0.19	0.26	0.45	(0.03)	–	–	(0.03)	–	$10.56	4.24%	$48,582,818	0.94%	3.61%	0.94%	29.17%
Year Ended December 31, 2010(e)	$9.79	0.16	0.41	0.57	(0.22)	–	–	(0.22)	–	$10.14	6.11%	$49,781,801	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.20	2.07	2.27	(0.18)	–	–	(0.18)	–	$9.79	29.84%	$54,613,978	1.03%	2.42%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33)%	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%	$138,847,001	0.99%	2.14%	0.99%	157.60%
Year Ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.53	22.75%	$169,277,702	1.01%	1.87%	1.01%	48.61%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.17	0.19	0.27	0.46	(0.03)	–	–	(0.03)	–	$10.60	4.22%	$21,245,589	0.94%	3.54%	0.94%	29.17%
Year Ended December 31, 2010(e)	$9.82	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.17	6.19%	$23,937,112	0.99%	1.77%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.82	29.89%	$26,722,773	1.03%	2.40%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35)%	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%	$57,819,423	0.99%	2.09%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.57	22.74%	$67,199,978	1.02%	1.93%	1.02%	48.61%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

2011 Semiannual Report	21

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund (Continued)

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class VI Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.08	0.18	0.26	0.44	(0.03)	–	–	(0.03)	–	$10.49	4.06%	$62,588,275	1.19%	3.40%	1.19%	29.17%
Year Ended December 31, 2010(e)	$9.75	0.14	0.40	0.54	(0.21)	–	–	(0.21)	–	$10.08	5.85%	$59,211,692	1.23%	1.45%	1.23%	51.74%
Year Ended December 31, 2009(e)	$7.67	0.21	2.03	2.24	(0.16)	–	–	(0.16)	–	$9.75	29.49%	$46,170,735	1.29%	2.78%	1.29%	103.22%
Year Ended December 31, 2008(e)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45)%	$122,577,295	1.30%	2.70%	1.30%	114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%	$282,602,468	1.23%	1.73%	1.23%	157.60%
Year Ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	–	(1.54)	–	$18.49	22.41%	$138,946,197	1.26%	1.40%	1.26%	48.61%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.17	0.20	0.26	0.46	(0.03)	–	–	(0.03)	–	$10.60	4.22%	$486,170,006	0.81%	3.85%	0.81%	29.17%
Year Ended December 31, 2010(e)	$9.82	0.17	0.41	0.58	(0.23)	–	–	(0.23)	–	$10.17	6.32%	$385,213,318	0.83%	1.75%	0.83%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.09	2.29	(0.19)	–	–	(0.19)	–	$9.82	30.09%	$161,542,762	0.87%	2.38%	0.87%	103.22%
Period Ended December 31, 2008(e)(f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66)%	$46,396,242	0.96%	1.54%	0.96%	114.10%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,341,035	$—	$3,341,035
Auto Components	3,244,336	11,619,309	—	14,863,645
Automobiles	—	27,968,520	—	27,968,520
Beverages	—	2,584,415	—	2,584,415
Building Products	—	5,789,517	—	5,789,517
Capital Markets	—	11,570,936	—	11,570,936
Chemicals	2,168,949	21,751,823	—	23,920,772
Commercial Banks	3,139,928	81,905,440	—	85,045,368
Commercial Services &
Supplies	—	769,418	—	769,418
Communications Equipment	—	3,650,570	—	3,650,570
Computers & Peripherals	—	7,857,499	—	7,857,499
Construction & Engineering	—	6,524,934	—	6,524,934
Construction Materials	—	3,583,190	—	3,583,190
Distributors	—	1,339,867	—	1,339,867
Diversified Financial Services	—	19,127,030	—	19,127,030
Diversified
Telecommunication Services	—	28,913,856	—	28,913,856
Electric Utilities	—	13,131,838	—	13,131,838
Electrical Equipment	—	15,219,518	—	15,219,518
Electronic Equipment,
Instruments & Components	—	4,179,597	—	4,179,597

24	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food & Staples Retailing	$—	$4,714,715	$—	$4,714,715
Food Products	—	3,224,104	—	3,224,104
Gas Utilities	—	7,712,296	—	7,712,296
Hotels, Restaurants & Leisure	—	6,496,727	—	6,496,727
Household Durables	—	6,422,722	—	6,422,722
Independent Power Producers
& Energy Traders	—	2,619,359	—	2,619,359
Industrial Conglomerates	—	6,123,211	—	6,123,211
Information Technology
Services	1,010,593	1,374,780	—	2,385,373
Insurance	731,775	26,613,370	—	27,345,145
Leisure Equipment & Products	—	273,249	—	273,249
Machinery	—	1,999,174	—	1,999,174
Media	615,895	6,037,876	—	6,653,771
Metals & Mining	6,047,659	25,664,817	—	31,712,476
Multiline Retail	—	3,141,954	—	3,141,954
Multi-Utilities	—	10,975,598	—	10,975,598
Office Electronics	—	2,263,525	—	2,263,525
Oil, Gas & Consumable Fuels	9,953,951	52,747,454	—	62,701,405
Paper & Forest Products	—	4,273,746	—	4,273,746
Pharmaceuticals	—	51,443,501	—	51,443,501
Professional Services	—	2,042,066	—	2,042,066
Real Estate Management &
Development	—	4,608,011	—	4,608,011
Road & Rail	—	4,934,180	—	4,934,180
Semiconductors &
Semiconductor Equipment	—	6,802,414	—	6,802,414
Software	—	483,194	—	483,194
Specialty Retail	—	1,351,973	—	1,351,973
Textiles, Apparel & Luxury
Goods	—	836,622	—	836,622
Tobacco	—	16,032,370	—	16,032,370
Trading Companies &
Distributors	—	14,258,430	—	14,258,430
Transportation Infrastructure	—	1,437,176	—	1,437,176
Wireless Telecommunication
Services	—	21,385,082	—	21,385,082
Total Common Stocks	$26,913,086	$569,122,008	$—	$596,035,094
Forward Foreign Currency
Contracts	—	4,576,621	—	4,576,621
Futures Contracts	12,647	—	—	12,647
Mutual Fund	12,780,383	—	—	12,780,383
Preferred Stock*	—	6,650,552	—	6,650,552
Repurchase Agreement	—	8,855,328	—	8,855,328
Total Assets	$39,706,116	$589,204,509	$—	$628,910,625
Liabilities:
Forward Foreign Currency Contracts	—	(4,222,204)	—	(4,222,204)
Total Liabilities	$—	$(4,222,204)	$—	$(4,222,204)
Total	$39,706,116	$584,982,305	$—	$624,688,421

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

26	Semiannual Report 2011

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$12,647
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	4,576,621
Total		$4,589,268
Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	4,222,204
Total		$4,222,204

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Loss	Total
Futures — Equity contracts	$(164,227)
Forward foreign currency contracts	(21,452)
Total	$(185,679)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$59,156
Forward foreign currency contracts	(830,062)
Total	$(770,906)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(e)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest).

2011 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$8,362,695	$8,855,328

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

28	Semiannual Report 2011

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding

2011 Semiannual Report	29

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,178,399 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,174.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

30	Semiannual Report 2011

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $90,811 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contact owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For the purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,561.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $17,020.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $256,143,225 and sales of $164,973,443 (excluding short-term securities).

2011 Semiannual Report	31

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Real Estate Investment Trusts (REITs) and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$606,667,170	$43,405,037	$(25,750,850)	$17,654,187

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 1, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

32	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	33

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

34	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	35

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

36	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	37

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

38	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	39

NVIT Multi-Manager Large Cap Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (January 1, 2011) .

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Large Cap Growth Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,056.20	4.33	0.85
	Hypothetical	[b]	1,000.00	1,020.58	4.26	0.85
Class II Shares	Actual		1,000.00	1,054.20	5.60	1.10
	Hypothetical	[b]	1,000.00	1,019.34	5.51	1.10
Class Y Shares	Actual		1,000.00	1,057.10	3.57	0.70
	Hypothetical	[b]	1,000.00	1,021.32	3.51	0.70

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund

June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	97.6%
Mutual Fund	3.1%
Liabilities in excess of other assets	(0.7%)

100.0%

Top Industries †
Computers & Peripherals	8.2%
Software	8.1%
Energy Equipment & Services	5.3%
Internet & Catalog Retail	5.1%
Hotels, Restaurants & Leisure	4.8%
Machinery	4.8%
Oil, Gas & Consumable Fuels	4.5%
Aerospace & Defense	4.4%
Internet Software & Services	4.4%
Health Care Providers & Services	4.1%
Other Industries	46.3%

100.0%

Top Holdings †
Apple, Inc.	5.8%
Invesco Liquid Assets Portfolio—Institutional Class	3.1%
Oracle Corp.	3.0%
Amazon.com, Inc.	2.9%
Google, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.2%
Danaher Corp.	2.1%
Citrix Systems, Inc.	2.1%
Cognizant Technology Solutions Corp., Class A	2.0%
EMC Corp.	2.0%
Other Holdings	72.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 97.6%

	Shares	Market Value

Aerospace & Defense 4.5%
Boeing Co. (The)	91,358	$6,754,097
Goodrich Corp.	61,100	5,835,050
Precision Castparts Corp.	89,065	14,664,552
Raytheon Co.	86,220	4,298,067
Rockwell Collins, Inc.	68,273	4,211,762
United Technologies Corp.	150,865	13,353,061

		49,116,589

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	63,500	5,006,340

Auto Components 1.2%
BorgWarner, Inc.*	97,037	7,839,619
Johnson Controls, Inc.	124,140	5,171,673

		13,011,292

Automobiles 0.2%
Ford Motor Co.*	158,200	2,181,578

Beverages 2.0%
Coca-Cola Co. (The)	223,319	15,027,135
PepsiCo, Inc.	105,244	7,412,335

		22,439,470

Capital Markets 1.6%
Charles Schwab Corp. (The)	243,200	4,000,640
Franklin Resources, Inc.	51,400	6,748,306
TD Ameritrade Holding Corp.	377,790	7,370,683

		18,119,629

Chemicals 2.0%
Dow Chemical Co. (The)	89,970	3,238,920
Ecolab, Inc.	69,200	3,901,496
Monsanto Co.	96,164	6,975,737
Potash Corp. of Saskatchewan, Inc.	106,016	6,041,852
Sigma-Aldrich Corp.	32,388	2,376,631

		22,534,636

Commercial Banks 0.7%
Comerica, Inc.	125,566	4,340,817
Itau Unibanco Holding SA ADR-BR	140,069	3,298,625

		7,639,442

Communications Equipment 2.9%
Juniper Networks, Inc.*	302,882	9,540,783
QUALCOMM, Inc.	386,650	21,957,853

		31,498,636

Computers & Peripherals 8.3%
Apple, Inc.*	189,900	63,743,733
EMC Corp.*	800,689	22,058,982

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
NetApp, Inc.*	93,500	$4,934,930

		90,737,645

Construction & Engineering 0.6%
Fluor Corp.	110,600	7,151,396

Diversified Financial Services 1.6%
CME Group, Inc.	27,568	8,038,553
IntercontinentalExchange, Inc.*	42,610	5,313,893
JPMorgan Chase & Co.	107,800	4,413,332

		17,765,778

Electric Utilities 0.4%
American Electric Power Co., Inc.	110,703	4,171,289

Electrical Equipment 0.8%
ABB Ltd. ADR-CH REG*	181,680	4,714,596
Rockwell Automation, Inc.	42,678	3,702,743

		8,417,339

Energy Equipment & Services 5.3%
Baker Hughes, Inc.	158,606	11,508,451
FMC Technologies, Inc.*	205,000	9,181,950
Halliburton Co.	257,800	13,147,800
National Oilwell Varco, Inc.	55,752	4,360,364
Schlumberger Ltd.	232,706	20,105,799

		58,304,364

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	58,700	4,768,788
Kroger Co. (The)	218,725	5,424,380
Wal-Mart Stores, Inc.	117,286	6,232,578

		16,425,746

Food Products 1.5%
Green Mountain Coffee Roasters, Inc.*	67,700	6,042,902
Mead Johnson Nutrition Co.	94,360	6,374,018
Tyson Foods, Inc., Class A	198,704	3,858,832

		16,275,752

Health Care Equipment & Supplies 2.3%
Covidien PLC	89,488	4,763,446
Edwards Lifesciences Corp.*	51,800	4,515,924
Intuitive Surgical, Inc.*	10,200	3,795,522
Stryker Corp.	117,241	6,880,875
Varian Medical Systems, Inc.*	71,600	5,013,432

		24,969,199

Health Care Providers & Services 4.1%
Express Scripts, Inc.*	394,066	21,271,683
UnitedHealth Group, Inc.	459,150	23,682,957

		44,954,640

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Technology 0.5%
Cerner Corp.*	82,800	$5,059,908

Hotels, Restaurants & Leisure 4.9%
Ctrip.com International Ltd. ADR-CN*	99,200	4,273,536
Las Vegas Sands Corp.*	308,652	13,028,201
McDonald's Corp.	79,435	6,697,959
Starbucks Corp.	351,813	13,893,095
Starwood Hotels & Resorts Worldwide, Inc.	83,382	4,672,727
Yum! Brands, Inc.	197,799	10,926,417

		53,491,935

Household Products 1.1%
Procter & Gamble Co. (The)	183,536	11,667,383

Industrial Conglomerates 1.1%
3M Co.	42,739	4,053,794
General Electric Co.	174,810	3,296,917
Tyco International Ltd.	94,977	4,694,713

		12,045,424

Information Technology Services 4.0%
Cognizant Technology Solutions
Corp., Class A*	302,498	22,185,203
MasterCard, Inc., Class A	14,770	4,450,792
Visa, Inc., Class A	200,300	16,877,278

		43,513,273

Internet & Catalog Retail 5.1%
Amazon.com, Inc.*	154,435	31,580,413
Netflix, Inc.*	41,974	11,026,150
priceline.com, Inc.*	26,032	13,326,562

		55,933,125

Internet Software & Services 4.4%
Baidu, Inc. ADR-CN*	98,321	13,777,722
Google, Inc., Class A*	47,048	23,824,166
SINA Corp.*	61,426	6,394,447
VeriSign, Inc.	125,500	4,199,230

		48,195,565

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.*	68,306	3,491,119
Illumina, Inc.*	124,765	9,376,090
Waters Corp.*	77,646	7,433,828

		20,301,037

Machinery 4.8%
Caterpillar, Inc.	38,731	4,123,302
Cummins, Inc.	71,616	7,411,540
Danaher Corp.	439,334	23,280,309
Deere & Co.	88,300	7,280,335
Eaton Corp.	59,880	3,080,826

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Illinois Tool Works, Inc.	135,800	$7,671,342

		52,847,654

Media 2.3%
DIRECTV Group, Inc. (The), Class A*	137,450	6,985,209
Scripps Networks Interactive, Inc., Class A	89,200	4,360,096
Time Warner, Inc.	123,282	4,483,767
Walt Disney Co. (The)	252,806	9,869,546

		25,698,618

Metals & Mining 2.6%
Allegheny Technologies, Inc.	86,000	5,458,420
Cliffs Natural Resources, Inc.	75,600	6,989,220
Freeport-McMoRan Copper & Gold, Inc.	234,979	12,430,389
Walter Energy, Inc.	36,600	4,238,280

		29,116,309

Oil, Gas & Consumable Fuels 4.5%
BG Group PLC ADR-UK	35,585	4,065,586
Canadian Natural Resources Ltd.	170,403	7,133,070
Concho Resources, Inc.*	77,700	7,136,745
EOG Resources, Inc.	57,109	5,970,746
Newfield Exploration Co.*	75,038	5,104,085
Occidental Petroleum Corp.	167,360	17,412,134
Range Resources Corp.	54,581	3,029,245

		49,851,611

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	43,800	4,607,322

Pharmaceuticals 3.0%
Allergan, Inc.	119,192	9,922,734
Johnson & Johnson	132,338	8,803,124
Mylan, Inc.*	180,900	4,462,803
Perrigo Co.	41,400	3,637,818
Shire PLC ADR-IE	59,600	5,614,916

		32,441,395

Road & Rail 2.1%
Hertz Global Holdings, Inc.*	200,100	3,177,588
Union Pacific Corp.	195,073	20,365,621

		23,543,209

Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	116,500	5,399,775
ARM Holdings PLC ADR-UK	123,428	3,509,058
Intel Corp.	275,079	6,095,751
Texas Instruments, Inc.	166,300	5,459,629

		20,464,213

Software 8.2%
Autodesk, Inc.*	143,000	5,519,800

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Check Point Software Technologies Ltd.*	79,734	$4,532,878
Citrix Systems, Inc.*	288,630	23,090,400
Intuit, Inc.*	80,100	4,153,986
Oracle Corp.	1,007,299	33,150,210
Salesforce.com, Inc.*	115,957	17,275,274
VMware, Inc., Class A*	22,700	2,275,221

		89,997,769

Specialty Retail 0.5%
O'Reilly Automotive, Inc.*	86,500	5,666,615

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	75,673	4,837,775
Polo Ralph Lauren Corp.	20,400	2,705,244
VF Corp.	56,801	6,166,316

		13,709,335

Wireless Telecommunication Services 1.2%
American Tower Corp., Class A*	248,310	12,994,062

Total Common Stocks (cost $915,826,829)		1,071,866,522

Mutual Fund 3.1%
Money Market Fund 3.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	33,832,058	33,832,058

Total Mutual Fund (cost $33,832,058)		33,832,058

Total Investments (cost $949,658,887) (b) — 100.7%		1,105,698,580

Liabilities in excess of other assets — (0.7)%		(7,258,695)

NET ASSETS—100.0%		$1,098,439,885

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

CN	China

IE	Ireland

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
Assets:
Investments, at value (cost $949,658,887)	$1,105,698,580
Dividends receivable	671,719
Receivable for investments sold	10,935,084
Receivable for capital shares issued	1,679,584
Reclaims receivable	17,625
Prepaid expenses	17,545

Total Assets	1,119,020,137

Liabilities:
Payable for investments purchased	17,980,217
Payable for capital shares redeemed	1,914,440
Accrued expenses and other payables:
Investment advisory fees	560,841
Fund administration fees	24,850
Distribution fees	24,977
Administrative servicing fees	23,100
Accounting and transfer agent fees	9,967
Trustee fees	611
Custodian fees	2,811
Compliance program costs (Note 3)	878
Professional fees	2,640
Printing fees	34,920

Total Liabilities	20,580,252

Net Assets	$1,098,439,885

Represented by:
Capital	$920,819,407
Accumulated undistributed net investment income	247,465
Accumulated net realized gains from investment	21,329,483
Net unrealized appreciation/(depreciation) from investments	156,039,693
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,837

Net Assets	$1,098,439,885

Net Assets:
Class I Shares	$69,688,829
Class II Shares	124,849,444
Class Y Shares	903,901,612

Total	$1,098,439,885

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,868,891
Class II Shares	12,349,494
Class Y Shares	88,841,878

Total	108,060,263

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.15
Class II Shares	$10.11
Class Y Shares	$10.17

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$4,144,199
Other income	1,131
Foreign tax withholding	(38,784)

Total Income	4,106,546

EXPENSES:
Investment advisory fees	3,285,835
Fund administration fees	171,364
Distribution fees Class II Shares	159,655
Administrative servicing fees Class I Shares	54,244
Administrative servicing fees Class II Shares	95,794
Professional fees	36,994
Printing fees	8,337
Trustee fees	14,896
Custodian fees	15,628
Accounting and transfer agent fees	63
Compliance program costs (Note 3)	1,880
Other	14,477

Total expenses before earnings credit	3,859,167

Earnings credit (Note 4)	(86)

Net Expenses	3,859,081

NET INVESTMENT INCOME	247,465

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	54,183,152
Net change in unrealized appreciation/(depreciation) from investments	(1,649,329)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,776

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(1,647,553)

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	52,535.599

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,783,064

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$247,465	$1,063,755
Net realized gains from investment transactions	54,183,152	32,242,340
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(1,647,553)	76,152,278

Change in net assets resulting from operations	52,783,064	109,458,373

Distributions to Shareholders From:
Net investment income:
Class I	–	(33,440)
Class II	–	–
Class Y	–	(1,115,271)
Net realized gains:
Class I	–	(2,402,314)
Class II	–	(5,347,472)
Class Y	–	(24,927,620)
Return of capital:
Class I	–	(240,448)
Class II	–	(441,539)
Class Y	–	(2,362,110)

Change in net assets from shareholder distributions	–	(36,870,214)

Change in net assets from capital transactions	127,411,562	372,942,422

Change in net assets	180,194,626	445,530,581

Net Assets:
Beginning of period	918,245,259	472,714,678

End of period	$1,098,439,885	$918,245,259

Accumulated undistributed (distributions in excess of) net investment income at end of period	$247,465	$(32,853,669)

2011 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,419,069	$7,778,363
Proceeds from shares issued from merger (Note 8)	–	65,834,700
Dividends reinvested	–	2,676,202
Cost of shares redeemed	(12,429,797)	(29,477,625)

Total Class I	(6,010,728)	46,811,640

Class II Shares
Proceeds from shares issued	2,189,776	3,261,883
Proceeds from shares issued from merger (Note 8)	–	41,329,980
Dividends reinvested	–	5,789,011
Cost of shares redeemed	(15,662,795)	(96,627,909)

Total Class II	(13,473,019)	(46,247,035)

Class Y Shares
Proceeds from shares issued	152,227,999	353,687,895
Dividends reinvested	–	28,405,001
Cost of shares redeemed	(5,332,690)	(9,715,079)

Total Class Y	146,895,309	372,377,817

Change in net assets from capital transactions	$127,411,562	$372,942,422

SHARE TRANSACTIONS:
Class I Shares
Issued	641,199	880,001
Issued in merger (Note 8)	–	7,287,438
Reinvested	–	279,415
Redeemed	(1,241,138)	(3,380,428)

Total Class I Shares	(599,939)	5,066,426

Class II Shares
Issued	218,492	383,306
Issued in merger (Note 8)	–	4,579,562
Reinvested	–	610,820
Redeemed	(1,576,291)	(11,038,704)

Total Class II Shares	(1,357,799)	(5,465,016)

Class Y Shares
Issued	15,130,992	39,570,804
Reinvested	–	2,966,991
Redeemed	(533,457)	(1,102,169)

Total Class Y Shares	14,597,535	41,435,626

Total change in shares	12,639,797	41,037,036

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.61	(0.00)†	0.54	0.54	–	–	–	–	$10.15	5.62%	$69,688,829	0.85%	(0.05)%	0.85%	42.92%
Year Ended December 31, 2010(e)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%	$71,781,139	0.88%	0.14%	0.88%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%	$20,865,015	0.90%	0.80%	0.90%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.41)%	$140,989	0.89%	0.62%	0.98%	92.12%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.59	(0.01)	0.53	0.52	–	–	–	–	$10.11	5.42%	$124,849,444	1.10%	(0.30)%	1.10%	42.92%
Year Ended December 31, 2010(e)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%	$131,434,049	1.14%	(0.09)%	1.14%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%	$166,476,068	1.14%	0.52%	1.14%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.45)%	$652,992	1.12%	0.44%	1.24%	92.12%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.63	0.01	0.53	0.54	–	–	–	–	$10.17	5.71%	$903,901,612	0.70%	0.11%	0.70%	42.92%
Year Ended December 31, 2010(e)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%	$715,030,071	0.73%	0.27%	0.73%	127.66%
Year Ended December 31, 2009(e)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%	$285,373,595	0.75%	0.84%	0.75%	122.44%
Period Ended December 31, 2008(f)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	–	(0.03)	$6.74	(32.37)%	$92,696,160	0.75%	0.72%	0.86%	92.12%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.
†	Amount rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

14	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,071,866,522	$—	$—	$1,071,866,522
Mutual Fund	33,832,058	—	—	33,832,058
Total	$1,105,698,580	$—	$—	$1,105,698,580

*	See Statement of Investments for identification of Fund Investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

16	Semiannual Report 2011

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management, LLC
Wells Capital Management, Inc.
Winslow Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,612,541 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$42,785	$—	$—	$—	$42,785

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,880.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $150,038 in Administrative Services fees from the Fund.

18	Semiannual Report 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $554,462,573 and sales of $433,687,261 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8.  Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund, each a series of the Trust, pursuant to Plans of Reorganization approved by the Board of Trustees at a meeting held on December 2, 2009, and approved by shareholders of the NVIT Health Sciences Fund, the NVIT Technology and Communications Fund, and the NVIT U.S. Growth Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

—	4,162,688 shares of the Fund, valued at $37,590,972, for the assets of NVIT Health Sciences Fund, which had a fair value of $37,530,570 and identified costs of $34,693,580 as of April 30, 2010;

—

4,284,851 shares of the Fund, valued at $38,697,076, for the assets of NVIT Technology and Communications Fund, which had a fair value of $37,941,645 and identified costs of $30,294,517 as of April 30, 2010; and

—	3,419,461 shares of the Fund, valued at $30,876,632, for the assets of NVIT U.S. Growth Leaders Fund, which had a fair value of $29,217,508 and identified costs of $24,083,645 as of April 30, 2010.

The investment portfolios of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund described above were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $536,061,026.

The following pro forma information for the period ended December 31, 2010 is provided as though the reorganizations had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

—	Net investment income $1,185,678;

—	Net gain on investments $36,125,255;

—	Net change in unrealized appreciation $75,689,386; and

—	Net increase in net assets resulting from operations $113,000,319.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders that have been included in the Fund’s statement of operations since April 30, 2010.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$954,593,736	$163,479,925	$(12,375,081)	$151,104,844

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 1, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

20	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

22	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	23

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

24	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	27

NVIT Multi-Manager Large Cap Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

2	Semiannual Report 2011

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Large Cap Value Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,042.90	4.15	0.82
	Hypothetical[b]	1,000.00	1,020.73	4.11	0.82
Class II Shares	Actual	1,000.00	1,040.40	5.56	1.10
	Hypothetical[b]	1,000.00	1,019.34	5.51	1.10
Class Y Shares	Actual	1,000.00	1,043.50	3.55	0.70
	Hypothetical[b]	1,000.00	1,021.32	3.51	0.70

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation
Common Stocks	97.5%
Mutual Fund	2.3%
Right‡	0.0%
Other assets in excess of liabilities	0.2%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	9.3%
Insurance	8.9%
Commercial Banks	6.6%
Pharmaceuticals	6.2%
Diversified Financial Services	6.2%
Media	4.8%
Food Products	3.7%
Aerospace & Defense	3.4%
Capital Markets	3.3%
Electric Utilities	3.1%
Other Industries	44.5%

100.0%

Top Holdings †
JPMorgan Chase & Co.	3.3%
Merck & Co., Inc.	2.9%
General Electric Co.	2.4%
Bank of America Corp.	2.4%
Invesco Liquid Assets Portfolio—Institutional Class	2.3%
Occidental Petroleum Corp.	2.1%
Wells Fargo & Co.	1.9%
Sprint Nextel Corp.	1.5%
Comcast Corp., Class A	1.4%
Schlumberger Ltd.	1.4%
Other Holdings	78.4%

100.0%

Top Countries †
United States	89.2%
Switzerland	2.2%
Bermuda	1.7%
Netherlands	1.7%
Israel	1.0%
Ireland	1.0%
Canada	0.6%
Japan	0.5%
Hong Kong	0.4%
Singapore	0.3%
Other Countries	1.4%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 97.5%

	Shares	Market Value

AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	427,116	$2,228,162

BERMUDA 1.7%
Insurance 1.5%
Everest Re Group Ltd.	129,091	10,553,189
PartnerRe Ltd.	61,000	4,199,850

		14,753,039

Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.	110,010	1,621,548

		16,374,587

BRAZIL 0.2%
Commercial Banks 0.2%
Banco Santander Brasil SA, ADR	149,500	1,750,645

CANADA 0.6%
Chemicals 0.3%
Methanex Corp.	95,800	3,006,204

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.	60,000	2,511,600

		5,517,804

FINLAND 0.2%
Communications Equipment 0.2%
Nokia Corp., ADR	290,400	1,864,368

FRANCE 0.2%
Energy Equipment & Services 0.2%
Bourbon SA	58,203	2,534,966

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG	29,364	1,877,997

HONG KONG 0.4%
Food Products 0.2%
China Agri-Industries Holdings Ltd.	2,387,000	2,536,220

Water Utilities 0.2%
Guangdong Investment Ltd.	3,416,000	1,828,787

		4,365,007

IRELAND 1.0%
Construction Materials 0.3%
CRH PLC	150,280	3,350,032

Health Care Equipment & Supplies 0.4%
Covidien PLC	66,800	3,555,764

Information Technology Services 0.3%
Accenture PLC, Class A	42,520	2,569,058

		9,474,854

Common Stocks (continued)

	Shares	Market Value

ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	211,985	$10,221,917

JAPAN 0.5%
Oil, Gas & Consumable Fuels 0.3%
INPEX Corp.	432	3,193,856

Tobacco 0.2%
Japan Tobacco, Inc.	349	1,347,165

		4,541,021

NETHERLANDS 1.7%
Chemicals 0.5%
LyondellBasell Industries NV, Class A	132,560	5,106,211

Food Products 0.9%
Unilever NV, NYRS	257,365	8,454,440

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV, NYRS REG	37,800	1,397,088
ASML Holding NV	38,258	1,411,138

		2,808,226

		16,368,877

NORWAY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Statoil ASA, ADR	107,200	2,728,240

SINGAPORE 0.3%
Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd.*	503,200	3,230,544

SWITZERLAND 2.2%
Capital Markets 0.4%
UBS AG REG*	199,400	3,641,044
UBS AG REG*	37,200	678,884

		4,319,928

Energy Equipment & Services 0.4%
Noble Corp.	105,000	4,138,050

Insurance 0.7%
ACE Ltd.	62,900	4,140,078
Swiss Re Ltd.*	44,527	2,500,291
Swiss Reinsurance Co. Ltd. REG*	3	167

		6,640,536

Pharmaceuticals 0.7%
Roche Holding AG	37,724	6,315,781

		21,414,295

UNITED KINGDOM 0.1%
Hotels, Restaurants & Leisure 0.1%
Thomas Cook Group PLC	482,287	1,030,657

6	Semiannual Report 2011

Common Stocks 97.5% (continued)

	Shares	Market Value

UNITED STATES 86.7%
Aerospace & Defense 3.4%
Boeing Co. (The)	136,219	$10,070,671
General Dynamics Corp.	51,900	3,867,588
Honeywell International, Inc.	169,441	10,096,989
L-3 Communications Holdings, Inc.	67,000	5,859,150
Lockheed Martin Corp.	40,200	3,254,994

		33,149,392

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	39,300	2,866,149

Auto Components 1.1%
Johnson Controls, Inc.	261,052	10,875,426

Automobiles 0.9%
Ford Motor Co.*	304,654	4,201,179
General Motors Co.*	151,459	4,598,295

		8,799,474

Beverages 2.7%
Coca-Cola Enterprises, Inc.	75,090	2,191,126
Dr Pepper Snapple Group, Inc.	70,950	2,974,934
Molson Coors Brewing Co., Class B	168,200	7,525,268
PepsiCo, Inc.	198,177	13,957,606

		26,648,934

Biotechnology 1.8%
Amgen, Inc.*	161,790	9,440,447
Celgene Corp.*	111,879	6,748,541
Gilead Sciences, Inc.*	40,900	1,693,669

		17,882,657

Building Products 0.2%
Owens Corning, Inc.*	58,150	2,171,902

Capital Markets 2.9%
Ameriprise Financial, Inc.	131,356	7,576,614
BlackRock, Inc.	21,900	4,200,639
Franklin Resources, Inc.	49,015	6,435,180
Invesco Ltd.	171,457	4,012,094
State Street Corp.	90,680	4,088,761
TD Ameritrade Holding Corp.	96,020	1,873,350

		28,186,638

Chemicals 1.1%
Air Products & Chemicals, Inc.	12,390	1,184,236
Celanese Corp. Series A	51,250	2,732,137
Dow Chemical Co. (The)	143,287	5,158,332
Huntsman Corp.	106,422	2,006,055

		11,080,760

Commercial Banks 6.4%
BB&T Corp.	346,300	9,294,692
Comerica, Inc.	95,440	3,299,361
PNC Financial Services Group, Inc.	157,583	9,393,523
SunTrust Banks, Inc.	390,549	10,076,164
U.S. Bancorp	464,100	11,839,191

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wells Fargo & Co.	667,050	$18,717,423

		62,620,354

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.	103,820	2,386,822

Communications Equipment 1.3%
Cisco Systems, Inc.	312,480	4,877,813
Harris Corp.	67,900	3,059,574
QUALCOMM, Inc.	88,920	5,049,767

		12,987,154

Computers & Peripherals 0.7%
EMC Corp.*	264,353	7,282,925

Construction Materials 0.1%
Vulcan Materials Co.	33,000	1,271,490

Consumer Finance 0.9%
American Express Co.	25,450	1,315,765
Capital One Financial Corp.	35,000	1,808,450
SLM Corp.	352,062	5,918,162

		9,042,377

Containers & Packaging 0.2%
Owens-Illinois, Inc.*	72,800	1,878,968

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A*	57,900	2,529,072
DeVry, Inc.	61,300	3,624,669

		6,153,741

Diversified Financial Services 6.2%
Bank of America Corp.	2,133,683	23,385,166
Citigroup, Inc.	83,680	3,484,435
JPMorgan Chase & Co.	788,256	32,271,200
Moody's Corp.	33,560	1,287,026

		60,427,827

Diversified Telecommunication Services 0.8%
AT&T, Inc.	80,600	2,531,646
CenturyLink, Inc.	129,020	5,216,279

		7,747,925

Electric Utilities 3.0%
American Electric Power Co., Inc.	179,332	6,757,230
Entergy Corp.	144,899	9,893,704
NextEra Energy, Inc.	21,000	1,206,660
NV Energy, Inc.	162,000	2,486,700
PPL Corp.	341,533	9,504,863

		29,849,157

Electrical Equipment 0.6%
Cooper Industries PLC	18,080	1,078,834
Emerson Electric Co.	36,590	2,058,187
Hubbell, Inc., Class B	18,360	1,192,482

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Thomas & Betts Corp.*	20,680	$1,113,618

		5,443,121

Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	53,740	1,713,231
Corning, Inc.	182,250	3,307,838

		5,021,069

Energy Equipment & Services 2.0%
Baker Hughes, Inc.	45,316	3,288,129
Cameron International Corp.*	52,539	2,642,186
Schlumberger Ltd.	161,945	13,992,048

		19,922,363

Food & Staples Retailing 1.2%
CVS Caremark Corp.	281,128	10,564,790
Walgreen Co.	27,670	1,174,868

		11,739,658

Food Products 2.6%
Archer-Daniels-Midland Co.	206,100	6,213,915
ConAgra Foods, Inc.	101,898	2,629,988
General Mills, Inc.	235,729	8,773,833
Kraft Foods, Inc., Class A	133,600	4,706,728
Tyson Foods, Inc., Class A	162,400	3,153,808

		25,478,272

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	27,630	1,649,235
Boston Scientific Corp.*	794,923	5,492,918
Medtronic, Inc.	198,980	7,666,699
Zimmer Holdings, Inc.*	18,320	1,157,824

		15,966,676

Health Care Providers & Services 2.4%
CIGNA Corp.	87,800	4,515,554
HCA Holdings, Inc.*	39,140	1,291,620
McKesson Corp.	35,560	2,974,594
UnitedHealth Group, Inc.	63,490	3,274,814
Universal Health Services, Inc., Class B	22,830	1,176,430
WellPoint, Inc.	136,219	10,729,971

		23,962,983

Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	90,950	3,422,448

Household Durables 0.4%
Newell Rubbermaid, Inc.	97,800	1,543,284
NVR, Inc.*	1,280	928,614
Toll Brothers, Inc.*	50,520	1,047,785

		3,519,683

Household Products 0.3%
Energizer Holdings, Inc.*	45,000	3,256,200

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Industrial Conglomerates 2.4%
General Electric Co.	1,255,078	$23,670,771

Information Technology Services 1.5%
Booz Allen Hamilton Holding Corp.*	173,600	3,317,496
Paychex, Inc.	118,000	3,624,960
Teradata Corp.*	20,330	1,223,866
Western Union Co. (The)	321,700	6,443,651

		14,609,973

Insurance 6.7%
Aflac, Inc.	60,811	2,838,657
Allstate Corp. (The)	166,128	5,071,888
Aon Corp.	48,900	2,508,570
Fidelity National Financial, Inc., Class A	296,000	4,659,040
Genworth Financial, Inc., Class A*	140,140	1,440,639
Hartford Financial Services Group, Inc.	203,673	5,370,857
Marsh & McLennan Cos., Inc.	193,871	6,046,837
MetLife, Inc.	95,340	4,182,566
Principal Financial Group, Inc.	92,400	2,810,808
Prudential Financial, Inc.	208,445	13,255,018
Reinsurance Group of America, Inc.	75,500	4,594,930
StanCorp Financial Group, Inc.	69,000	2,911,110
Travelers Cos., Inc. (The)	91,714	5,354,263
Unum Group	190,500	4,853,940

		65,899,123

Internet & Catalog Retail 0.4%
Liberty Media Corp.—Interactive, Class A*	201,803	3,384,236

Internet Software & Services 1.1%
AOL, Inc.*	96,900	1,924,434
eBay, Inc.*	37,190	1,200,121
Google, Inc., Class A*	14,557	7,371,374

		10,495,929

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	20,480	1,318,707

Machinery 1.7%
Caterpillar, Inc.	27,150	2,890,389
Dover Corp.	54,130	3,670,014
Eaton Corp.	37,140	1,910,853
Illinois Tool Works, Inc.	70,436	3,978,930
Pentair, Inc.	75,582	3,050,490
Stanley Black & Decker, Inc.	16,210	1,167,930

		16,668,606

Media 4.8%
CBS Corp. Non-Voting, Class B	242,353	6,904,637
Comcast Corp., Class A	556,977	14,113,797
DISH Network Corp., Class A*	268,024	8,220,296
News Corp., Class A	105,770	1,872,129
Omnicom Group Inc.	144,920	6,979,347
Time Warner, Inc.	99,840	3,631,181

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Viacom, Inc., Class B	37,610	$1,918,110
Walt Disney Co. (The)	85,660	3,344,167

		46,983,664

Metals & Mining 0.6%
Cliffs Natural Resources, Inc.	44,117	4,078,617

Freeport-McMoRan Copper & Gold, Inc.	36,610	1,936,669

		6,015,286

Multiline Retail 0.9%
Kohl's Corp.	116,200	5,811,162
Target Corp.	56,400	2,645,724

		8,456,886

Multi-Utilities 0.7%
PG&E Corp.	153,242	6,440,761

Oil, Gas & Consumable Fuels 8.2%
Alpha Natural Resources, Inc.*	55,750	2,533,280
Anadarko Petroleum Corp.	71,280	5,471,453
Apache Corp.	10,800	1,332,612
Chevron Corp.	55,200	5,676,768
Cobalt International Energy, Inc.*	123,200	1,679,216
ConocoPhillips	130,779	9,833,273
CONSOL Energy, Inc.	66,100	3,204,528
Devon Energy Corp.	148,429	11,697,689
EOG Resources, Inc.	11,750	1,228,463
Exxon Mobil Corp.	52,580	4,278,960
Newfield Exploration Co.*	58,107	3,952,438
Occidental Petroleum Corp.	199,540	20,760,142
QEP Resources, Inc.	44,840	1,875,657
Southwestern Energy Co.*	160,900	6,899,392

		80,423,871

Pharmaceuticals 4.5%
Johnson & Johnson	70,560	4,693,651
Merck & Co., Inc.	810,761	28,611,756
Mylan, Inc.*	24,540	605,402
Pfizer, Inc.	441,540	9,095,724
Watson Pharmaceuticals, Inc.*	18,350	1,261,195

		44,267,728

Real Estate Investment Trusts (REITs) 0.4%
HCP, Inc.	54,200	1,988,598
Plum Creek Timber Co., Inc.	43,700	1,771,598

		3,760,196

Semiconductors & Semiconductor Equipment 0.7%
Maxim Integrated Products, Inc.	52,163	1,333,286
NVIDIA Corp.*	122,276	1,948,468
Texas Instruments, Inc.	104,004	3,414,452

		6,696,206

Software 2.6%
Adobe Systems, Inc.*	197,817	6,221,345
BMC Software, Inc.*	56,720	3,102,584

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electronic Arts, Inc.*	125,090	$2,952,124
Microsoft Corp.	427,031	11,102,806
Oracle Corp.	69,100	2,274,081

		25,652,940

Specialty Retail 1.1%
Guess?, Inc.	47,920	2,015,515
Home Depot, Inc.	67,200	2,433,984
Lowe's Cos., Inc.	225,900	5,265,729
Staples, Inc.	72,210	1,140,918

		10,856,146

Wireless Telecommunication Services 1.5%
Sprint Nextel Corp.*	2,746,763	14,805,052

		851,448,626

Total Common Stocks (cost $892,611,913)		956,972,567

Right 0.0%

	Number of Rights	Market Value

FRANCE 0.0%†
Energy Equipment & Services 0.0%†
Bourbon SA 7/12/2011*	53,820	233,985

Total Right (cost $—)		233,985

Mutual Fund 2.3%

	Shares	Market Value

Money Market Fund 2.3%
Invesco Liquid Assets Portfolio—
Institutional Class, 0.08% (a)	22,128,054	22,128,054

Total Mutual Fund
(cost $22,128,054)		22,128,054

Total Investments
(cost $914,739,967) (b) — 99.8%		979,334,606
Other assets in excess of liabilities — 0.2%		2,325,673

NET ASSETS — 100.0%		$981,660,279

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

AG	Stock Corporation

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REG	Registered Shares

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Large Cap Value Fund
Assets:
Investments, at value (cost $914,739,967)	$979,334,606
Foreign currencies, at value (cost $47)	47
Dividends receivable	1,387,844
Receivable for investments sold	11,393,138
Receivable for capital shares issued	3,348,125
Reclaims receivable	71,601
Prepaid expenses	21,415

Total Assets	995,556,776

Liabilities:
Payable for investments purchased	13,006,843
Payable for capital shares redeemed	281,713
Accrued expenses and other payables:
Investment advisory fees	505,253
Fund administration fees	22,433
Distribution fees	10,967
Administrative servicing fees	10,383
Accounting and transfer agent fees	29,418
Trustee fees	826
Custodian fees	1,117
Compliance program costs (Note 3)	671
Professional fees	3,099
Printing fees	23,774

Total Liabilities	13,896,497

Net Assets	$981,660,279

Represented by:
Capital	$878,404,241
Accumulated undistributed net investment income	1,157,674
Accumulated net realized gains from investment and foreign currency	37,494,575
Net unrealized appreciation/(depreciation) from investments	64,594,639
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	9,150

Net Assets	$981,660,279

Net Assets:
Class I Shares	$28,473,364
Class II Shares	54,298,803
Class Y Shares	898,888,112

Total	$981,660,279

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,053,216
Class II Shares	5,836,125
Class Y Shares	96,270,988

Total	105,160,329

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.33
Class II Shares	$9.30
Class Y Shares	$9.34

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$8,394,853
Other income	1,017
Foreign tax withholding	(68,567)

Total Income	8,327,303

EXPENSES:
Investment advisory fees	2,924,262
Fund administration fees	155,725
Distribution fees Class II Shares	67,154
Administrative servicing fees Class I Shares	17,094
Administrative servicing fees Class II Shares	40,292
Professional fees	29,481
Printing fees	1,857
Trustee fees	12,912
Custodian fees	13,373
Accounting and transfer agent fees	156
Compliance program costs (Note 3)	1,763
Other	13,713

Total expenses before earnings credit	3,277,782

Earnings credit (Note 4)	(26)

Net Expenses	3,277,756

NET INVESTMENT INCOME	5,049,547

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	46,355,241
Net realized gains from foreign currency transactions (Note 2)	2,075

Net realized gains from investment and foreign currency transactions	46,357,316

Net change in unrealized appreciation/(depreciation) from investments	(17,487,097)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	7,349

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(17,479,748)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	28,877,567

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$33,927,115

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$5,049,547	$5,007,666
Net realized gains from investment and foreign currency transactions	46,357,316	37,123,279
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(17,479,748)	40,597,878

Change in net assets resulting from operations	33,927,115	82,728,823

Distributions to Shareholders From:
Net investment income:
Class I	(101,937)	(172,416)
Class II	(125,132)	(254,944)
Class Y	(3,659,848)	(4,478,297)

Net realized gains:
Class I	–	(1,150,087)
Class II	–	(2,174,478)
Class Y	–	(27,314,629)

Change in net assets from shareholder distributions	(3,886,917)	(35,544,851)

Change in net assets from capital transactions	148,105,342	414,697,065

Change in net assets	178,145,540	461,881,037

Net Assets:
Beginning of period	803,514,739	341,633,702

End of period	$981,660,279	$803,514,739

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,157,674	$(4,956)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,382,100	$6,005,380
Proceeds from shares issued from merger (Note 8)	–	34,818,322
Dividends reinvested	101,937	1,322,503
Cost of shares redeemed	(9,304,485)	(17,148,640)

Total Class I	(4,820,448)	24,997,565

Class II Shares
Proceeds from shares issued	5,295,051	4,624,146
Proceeds from shares issued from merger (Note 8)	–	983,461
Dividends reinvested	125,132	2,429,422
Cost of shares redeemed	(4,614,082)	(9,588,597)

Total Class II	806,101	(1,551,568)

Class Y Shares
Proceeds from shares issued	153,861,847	368,317,054
Dividends reinvested	3,659,848	31,792,926
Cost of shares redeemed	(5,402,006)	(8,858,912)

Total Class Y	152,119,689	391,251,068

Change in net assets from capital transactions	$148,105,342	$414,697,065

2011 Semiannual Report	13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	466,304	690,426
Issued in merger (Note 8)	–	3,918,121
Reinvested	11,145	147,851
Redeemed	(997,635)	(2,019,467)

Total Class I Shares	(520,186)	2,736,931

Class II Shares
Issued	562,853	555,973
Issued in merger (Note 8)	–	110,852
Reinvested	13,735	272,102
Redeemed	(494,953)	(1,123,587)

Total Class II Shares	81,635	(184,660)

Class Y Shares
Issued	16,407,210	43,415,199
Reinvested	399,475	3,551,638
Redeemed	(578,367)	(1,054,847)

Total Class Y Shares	16,228,318	45,911,990

Total change in shares	15,789,767	48,464,261

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.98	0.05	0.33	0.38	(0.03)	–	(0.03)	$9.33	4.29%		$28,473,364	0.82%	1.00%	0.82%	34.38%
Year Ended December 31, 2010(e)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%		$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%		$6,982,599	0.89%	1.28%	0.89%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33.19%	)	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.96	0.03	0.33	0.36	(0.02)	–	(0.02)	$9.30	4.04%		$54,298,803	1.10%	0.74%	1.10%	34.38%
Year Ended December 31, 2010(e)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%		$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009(e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%		$49,508,983	1.14%	1.04%	1.14%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33.34%	)	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.99	0.05	0.34	0.39	(0.04)	–	(0.04)	$9.34	4.35%		$898,888,112	0.70%	1.15%	0.70%	34.38%
Year Ended December 31, 2010(e)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%		$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%		$285,142,120	0.74%	1.50%	0.74%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33.16%	)	$93,079,713	0.77%	1.66%	0.87%	72.96%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

16	Semiannual Report 2011

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$33,149,392	$—	$—	$33,149,392
Air Freight & Logistics	2,866,149	2,228,162	—	5,094,311
Auto Components	10,875,426	—	—	10,875,426
Automobiles	8,799,474	—	—	8,799,474
Beverages	26,648,934	—	—	26,648,934
Biotechnology	17,882,657	—	—	17,882,657
Building Products	2,171,902	—	—	2,171,902
Capital Markets	31,827,682	678,884	—	32,506,566
Chemicals	19,193,175	—	—	19,193,175
Commercial Banks	64,370,999	—	—	64,370,999
Commercial Services & Supplies	2,386,822	—	—	2,386,822
Communications Equipment	14,851,522	—	—	14,851,522
Computers & Peripherals	7,282,925	—	—	7,282,925
Construction Materials	1,271,490	5,228,029	—	6,499,519
Consumer Finance	9,042,377	—	—	9,042,377
Containers & Packaging	1,878,968	—	—	1,878,968
Diversified Consumer Services	6,153,741	—	—	6,153,741
Diversified Financial Services	60,427,827	—	—	60,427,827
Diversified Telecommunication Services	7,747,925	—	—	7,747,925
Electric Utilities	29,849,157	—	—	29,849,157
Electrical Equipment	5,443,121	—	—	5,443,121
Electronic Equipment, Instruments & Components	8,251,613	—	—	8,251,613

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$24,060,413	$2,534,966	$—	$26,595,379
Food & Staples Retailing	11,739,658	—	—	11,739,658
Food Products	33,932,712	2,536,220	—	36,468,932
Health Care Equipment & Supplies	19,522,440	—	—	19,522,440
Health Care Providers & Services	23,962,983	—	—	23,962,983
Hotels, Restaurants & Leisure	3,422,448	1,030,657	—	4,453,105
Household Durables	3,519,683	—	—	3,519,683
Household Products	3,256,200	—	—	3,256,200
Industrial Conglomerates	23,670,771	—	—	23,670,771
Information Technology Services	17,179,031	—	—	17,179,031
Insurance	84,792,240	2,500,458	—	87,292,698
Internet & Catalog Retail	3,384,236	—	—	3,384,236
Internet Software & Services	10,495,929	—	—	10,495,929
Life Sciences Tools & Services	1,318,707	—	—	1,318,707
Machinery	16,668,606	—	—	16,668,606
Media	46,983,664	—	—	46,983,664
Metals & Mining	6,015,286	—	—	6,015,286
Multiline Retail	8,456,886	—	—	8,456,886
Multi-Utilities	6,440,761	—	—	6,440,761
Oil, Gas & Consumable Fuels	87,285,259	3,193,856	—	90,479,115
Pharmaceuticals	54,489,645	6,315,781	—	60,805,426
Real Estate Investment Trusts	3,760,196	—	—	3,760,196
Semiconductors & Semiconductor Equipment	8,093,294	1,411,138	—	9,504,432
Software	25,652,940	—	—	25,652,940
Specialty Retail	10,856,146	—	—	10,856,146
Tobacco	—	1,347,165	—	1,347,165
Water Utilities	—	1,828,787	—	1,828,787
Wireless Telecommunication Services	14,805,052	—	—	14,805,052
Total Common Stocks	$926,138,464	$30,834,103	$—	$956,972,567
Mutual Fund	22,128,054	—	—	22,128,054
Right	—	233,985	—	233,985
Total	$948,266,518	$31,068,088	$—	$979,334,606

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

18	Semiannual Report 2011

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits, for federal income tax purposes, is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Prior to June 25, 2010, Deutsche Investment Management Americas Inc. was a subadviser for the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
Goldman Sachs Asset Management, L.P.
The Boston Company Asset Management, LLC

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,543,989 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

20	Semiannual Report 2011

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$37,906	$—	$—	$—	$37,906
(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,763.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $57,386 in Administrative Services fees from the Fund.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $450,993,952 and sales of $308,029,175 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

22	Semiannual Report 2011

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

On April 30, 2010, the Fund acquired all of the net assets of the Gartmore NVIT Global Utilities Fund and the NVIT Global Financial Services Fund, each a series of the Trust, pursuant to plans of reorganization approved by the Board of Trustees at a meeting held on December 2, 2009 and approved by the shareholders of the Gartmore NVIT Global Utilities Fund and the NVIT Global Financial Services Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

—

2,350,459 shares of the Fund, valued at $20,886,815, for the assets of Gartmore NVIT Global Utilities Fund, which had a fair value of $18,340,133 and identified costs of $20,903,504 as of April 30, 2010; and

—

1,678,514 shares of the Fund, valued at $14,914,968, for the assets of NVIT Global Financial Services Fund, which had a fair value of $14,216,761 and identified costs of $10,670,506 as of April 30, 2010.

The investment portfolios of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund described above were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $427,543,545.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$922,031,140	$81,930,376	$(24,626,910)	$57,303,466

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 1, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

2011 Semiannual Report	23

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

24	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	25

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

26	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	29

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Semiannual Report 2011

NVIT Multi-Manager Mid Cap Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

27	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Mid Cap Growth Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,066.70	4.51	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88
Class II Shares	Actual		1,000.00	1,065.30	5.79	1.13
	Hypothetical	[b]	1,000.00	1,019.19	5.66	1.13
Class Y Shares	Actual		1,000.00	1,067.50	4.15	0.81
	Hypothetical	[b]	1,000.00	1,020.78	4.06	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund

June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	98.9%
Mutual Fund	2.0%
Repurchase Agreement	0.9%
Liabilities in excess of other assets	(1.8)%

100.0%

Top Industries †
Software	10.1%
Machinery	5.5%
Specialty Retail	5.4%
Semiconductors & Semiconductor Equipment	4.9%
Oil, Gas & Consumable Fuels	4.6%
Energy Equipment & Services	4.1%
Aerospace & Defense	3.8%
Health Care Providers & Services	3.3%
Health Care Equipment & Supplies	3.3%
Media	3.1%
Other Industries*	51.9%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	2.0%
Alexion Pharmaceuticals, Inc.	1.4%
BorgWarner, Inc.	1.4%
Airgas, Inc.	1.4%
TransDigm Group, Inc.	1.3%
Kansas City Southern	1.3%
Concho Resources, Inc.	1.2%
Dick’s Sporting Goods, Inc.	1.2%
QLIK Technologies, Inc.	1.2%
Avago Technologies Ltd.	1.2%
Other Holdings*	86.4%

100.0%

Top Countries †
United States	92.7%
Netherlands	1.4%
Singapore	1.2%
Argentina	0.9%
China	0.6%
Israel	0.5%
United Kingdom	0.5%
Brazil	0.5%
Canada	0.4%
Ireland	0.3%
Other Countries*	1.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.9%

	Shares	Market Value

ARGENTINA 0.9%
Hotels, Restaurants & Leisure 0.2%
Arcos Dorados Holdings, Inc., Class A	103,016	$2,172,607

Internet Software & Services 0.7%
MercadoLibre, Inc.	82,455	6,541,980

		8,714,587

BERMUDA 0.0%†
Capital Markets 0.0%†
Lazard Ltd., Class A	5,134	190,471

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR	152,200	4,684,716

CANADA 0.4%
Media 0.2%
Imax Corp.*	63,921	2,072,958

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	20,719	2,316,799

		4,389,757

CHINA 0.6%
Internet Software & Services 0.2%
Baidu, Inc., ADR*	13,870	1,943,603

Media 0.4%
Focus Media Holding Ltd., ADR*	117,162	3,643,738

		5,587,341

IRELAND 0.3%
Biotechnology 0.2%
Amarin Corp. PLC, ADR*	102,300	1,480,281

Pharmaceuticals 0.1%
Shire PLC	39,096	1,222,402

		2,702,683

ISRAEL 0.6%
Software 0.6%
Check Point Software Technologies Ltd.* (a)	98,250	5,585,513

NETHERLANDS 1.4%
Electrical Equipment 0.5%
Sensata Technologies Holding NV*	141,600	5,331,240

Energy Equipment & Services 0.7%
Core Laboratories NV	61,154	6,821,117

Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductor NV*	70,000	1,871,100

		14,023,457

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Ltd.	313,900	$11,928,200

SWITZERLAND 0.1%
Construction & Engineering 0.1%
Foster Wheeler AG*	29,548	897,668

UNITED KINGDOM 0.5%
Semiconductors & Semiconductor Equipment 0.5%
ARM Holdings PLC, ADR	85,000	2,416,550
ARM Holdings PLC	259,222	2,437,622

		4,854,172

UNITED STATES 92.4%
Aerospace & Defense 3.4%
BE Aerospace, Inc.*	184,767	7,540,341
HEICO Corp. (a)	56,250	3,079,125
Precision Castparts Corp.	26,000	4,280,900
TransDigm Group, Inc.*	141,283	12,883,597
Triumph Group, Inc.	52,200	5,198,076

		32,982,039

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	50,000	3,942,000

Airlines 0.1%
Alaska Air Group, Inc.*	14,071	963,301

Auto Components 2.2%
BorgWarner, Inc.*	172,440	13,931,428
Gentex Corp.	122,500	3,703,175
TRW Automotive Holdings Corp.*	68,100	4,019,943

		21,654,546

Automobiles 0.5%
Harley-Davidson, Inc.	24,222	992,375
Tesla Motors, Inc.*	129,306	3,766,684

		4,759,059

Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	300,381	14,126,919
Pharmasset, Inc.*	53,900	6,047,580
Vertex Pharmaceuticals, Inc.*	19,670	1,022,643

		21,197,142

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	112,859	11,449,546
American Capital Ltd.*	135,782	1,348,315
KKR & Co. LP	69,147	1,128,479
LPL Investment Holdings, Inc.*	24,515	838,658
Raymond James Financial, Inc.	27,840	895,056
Stifel Financial Corp.*	65,000	2,330,900

		17,990,954

Chemicals 2.0%
Airgas, Inc.	189,200	13,251,568
Albemarle Corp.	44,222	3,060,162

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	19,799	$1,271,888
Sigma-Aldrich Corp.	29,900	2,194,062

		19,777,680

Commercial Services & Supplies 1.0%
Stericycle, Inc.*	110,026	9,805,517

Communications Equipment 2.4%
Acme Packet, Inc.*	128,000	8,976,640
Aruba Networks, Inc.*	33,669	994,919
Ciena Corp.*	183,600	3,374,568
F5 Networks, Inc.*	9,648	1,063,692
Juniper Networks, Inc.*	68,300	2,151,450
Polycom, Inc.*	8,657	556,645
Riverbed Technology, Inc.*	146,300	5,792,017

		22,909,931

Computers & Peripherals 0.4%
NetApp, Inc.*	66,600	3,515,148

Construction & Engineering 0.1%
KBR, Inc.	27,582	1,039,566

Consumer Finance 0.2%
Discover Financial Services	90,756	2,427,723

Containers & Packaging 1.1%
Crown Holdings, Inc.*	270,503	10,500,927

Diversified Consumer Services 0.1%
Weight Watchers International, Inc.	17,689	1,334,989

Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.*	35,000	4,364,850
MSCI, Inc., Class A*	272,700	10,275,336

		14,640,186

Diversified Telecommunication Services 0.5%
Iridium Communications, Inc.*	511,600	4,425,340

Electrical Equipment 2.2%
Ametek, Inc.	109,650	4,923,285
Cooper Industries PLC	20,484	1,222,280
EnerSys*	121,100	4,168,262
Polypore International, Inc.*	73,843	5,009,509
Rockwell Automation, Inc.	20,479	1,776,758
Roper Industries, Inc.	53,300	4,439,890

		21,539,984

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	63,100	3,406,769
IPG Photonics Corp.*	13,669	993,873
National Instruments Corp.	135,000	4,008,150
Trimble Navigation Ltd.*	156,840	6,217,138
Universal Display Corp.*	50,000	1,754,500

		16,380,430

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Energy Equipment & Services 3.5%
Atwood Oceanics, Inc.*	24,825	$1,095,527
CARBO Ceramics, Inc.	52,429	8,543,306
Complete Production Services, Inc.*	211,000	7,038,960
FMC Technologies, Inc.*	22,413	1,003,878
National Oilwell Varco, Inc.	56,484	4,417,614
Oil States International, Inc.*	143,900	11,499,049

		33,598,334

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	125,384	7,955,615

Food Products 0.9%
Green Mountain Coffee Roasters, Inc.*	12,362	1,103,432
JM Smucker Co. (The)	13,870	1,060,223
Mead Johnson Nutrition Co.	99,521	6,722,644

		8,886,299

Health Care Equipment & Supplies 3.4%
Alere, Inc.*	121,800	4,460,316
C. R. Bard, Inc.	22,111	2,429,114
Cooper Cos., Inc. (The)	19,025	1,507,541
Edwards Lifesciences Corp.*	75,855	6,613,039
Hologic, Inc.*	45,428	916,283
Intuitive Surgical, Inc.*	8,100	3,014,091
NxStage Medical, Inc.*	123,500	2,571,270
Sirona Dental Systems, Inc.*	104,000	5,522,400
Varian Medical Systems, Inc.*	25,026	1,752,321
Volcano Corp.*	117,000	3,777,930

		32,564,305

Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	133,100	5,510,340
Catalyst Health Solutions, Inc.*	202,700	11,314,714
Express Scripts, Inc.*	28,141	1,519,051
Healthspring, Inc.*	124,400	5,736,084
HMS Holdings Corp.*	58,200	4,473,834
Lincare Holdings, Inc.	148,600	4,349,522

		32,903,545

Health Care Technology 1.8%
athenahealth, Inc.*	113,800	4,677,180
Cerner Corp.*	88,400	5,402,124
Quality Systems, Inc.	30,900	2,697,570
SXC Health Solutions Corp.*	74,575	4,393,959

		17,170,833

Hotels, Restaurants & Leisure 1.3%
Chipotle Mexican Grill, Inc.*	15,739	4,850,602
Hyatt Hotels Corp., Class A*	77,500	3,163,550
Panera Bread Co., Class A*	15,578	1,957,532
Royal Caribbean Cruises Ltd.*	50,000	1,882,000
Starwood Hotels & Resorts Worldwide, Inc.	17,061	956,098

		12,809,782

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Household Durables 0.6%
Tempur-Pedic International, Inc.*	84,700	$5,744,354

Household Products 0.6%
Church & Dwight Co., Inc.	143,057	5,799,531

Information Technology Services 2.9%
Alliance Data Systems Corp.*	22,009	2,070,387
Cognizant Technology Solutions Corp., Class A*	103,016	7,555,193
Gartner, Inc.*	196,053	7,898,975
Sapient Corp.*	130,000	1,953,900
Teradata Corp.*	41,607	2,504,741
VeriFone Systems, Inc.*	135,830	6,024,061

		28,007,257

Internet & Catalog Retail 0.9%
Netflix, Inc.*	20,402	5,359,401
priceline.com, Inc.*	5,929	3,035,233

		8,394,634

Internet Software & Services 1.8%
Equinix, Inc.*	69,200	6,990,584
LogMeIn, Inc.*	98,374	3,794,285
Rackspace Hosting, Inc.*	57,200	2,444,728
VeriSign, Inc.	71,157	2,380,913
WebMD Health Corp.*	50,000	2,279,000

		17,889,510

Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.*	26,733	1,366,324
Bruker Corp.*	267,403	5,444,325
Illumina, Inc.*	77,162	5,798,724
Mettler-Toledo International, Inc.*	12,563	2,119,001
Waters Corp.*	41,509	3,974,072

		18,702,446

Machinery 5.6%
AGCO Corp.*	148,877	7,348,569
Cummins, Inc.	53,859	5,573,868
Danaher Corp.	90,700	4,806,193
Donaldson Co., Inc.	70,000	4,247,600
Graco, Inc.	151,200	7,659,792
Harsco Corp.	27,438	894,479
Joy Global, Inc.	27,337	2,603,576
Pall Corp.	59,800	3,362,554
Robbins & Myers, Inc.	88,600	4,682,510
Titan International, Inc.	52,765	1,280,079
Trinity Industries, Inc.	28,845	1,006,113
WABCO Holdings, Inc.*	159,456	11,012,031

		54,477,364

Media 2.6%
CBS Corp. Non-Voting, Class B	82,816	2,359,428
Discovery Communications, Inc., Class A*	71,500	2,928,640
Interpublic Group of Cos., Inc. (The)	492,200	6,152,500

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Media (continued)
National CineMedia, Inc.	255,648	$4,323,008
Scripps Networks Interactive, Inc., Class A	66,000	3,226,080
Virgin Media, Inc.	194,000	5,806,420

		24,796,076

Metals & Mining 0.7%
Cliffs Natural Resources, Inc.	56,537	5,226,846
Walter Energy, Inc.	12,764	1,478,071

		6,704,917

Multiline Retail 1.3%
Dollar Tree, Inc.*	125,479	8,359,411
Nordstrom, Inc.	82,600	3,877,244

		12,236,655

Oil, Gas & Consumable Fuels 4.7%
Brigham Exploration Co.*	282,649	8,459,685
Cabot Oil & Gas Corp.	54,774	3,632,064
Concho Resources, Inc.*	134,841	12,385,146
Denbury Resources, Inc.*	95,000	1,900,000
Pioneer Natural Resources Co.	61,600	5,517,512
SandRidge Energy, Inc.*	789,070	8,411,486
Whiting Petroleum Corp.*	87,588	4,984,633

		45,290,526

Pharmaceuticals 1.8%
Impax Laboratories, Inc.*	163,700	3,567,023
Medicis Pharmaceutical Corp., Class A	65,000	2,481,050
Perrigo Co.	52,000	4,569,240
Salix Pharmaceuticals Ltd.*	59,000	2,349,970
Watson Pharmaceuticals, Inc.*	72,500	4,982,925

		17,950,208

Professional Services 0.9%
Manpower, Inc.	94,900	5,091,385
Verisk Analytics, Inc., Class A*	107,300	3,714,726

		8,806,111

Real Estate Management & Development 1.0%
CB Richard Ellis Group, Inc., Class A*	100,806	2,531,238
Jones Lang LaSalle, Inc.	72,689	6,854,573

		9,385,811

Road & Rail 2.4%
Hertz Global Holdings, Inc.*	394,918	6,271,298
J.B. Hunt Transport Services, Inc.	94,300	4,440,587
Kansas City Southern*	215,841	12,805,846

		23,517,731

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp.	31,860	1,476,711
Atmel Corp.*	543,477	7,646,721
Cavium, Inc.*	94,222	4,107,137
Cypress Semiconductor Corp*	64,223	1,357,674
Microchip Technology, Inc. (a)	112,500	4,264,875

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Netlogic Microsystems, Inc.*	253,400	$10,242,428
Veeco Instruments, Inc.*	17,387	841,705

		29,937,251

Software 9.7%
ANSYS, Inc.*	89,700	4,903,899
Ariba, Inc.*	89,548	3,086,720
Aspen Technology, Inc.*	172,800	2,968,704
BMC Software, Inc.*	38,500	2,105,950
BroadSoft, Inc.*	153,800	5,864,394
Citrix Systems, Inc.*	90,762	7,260,960
Informatica Corp.*	144,707	8,455,230
MICROS Systems, Inc.*	63,100	3,136,701
QLIK Technologies, Inc.*	351,353	11,967,083
RealD Inc.* (a)	171,901	4,020,764
Red Hat, Inc.*	188,100	8,633,790
Rovi Corp.*	108,900	6,246,504
Salesforce.com, Inc.*	41,575	6,193,843
Solera Holdings, Inc.	61,592	3,643,783
SuccessFactors, Inc.*	208,170	6,120,198
TIBCO Software, Inc.*	333,100	9,666,562

		94,275,085

Specialty Retail 5.5%
Bed Bath & Beyond, Inc.*	83,400	4,868,058
Dick’s Sporting Goods, Inc.*	314,100	12,077,145
Foot Locker, Inc.	192,900	4,583,304
O’Reilly Automotive, Inc.*	97,978	6,418,539
PetSmart, Inc.	53,770	2,439,545
Ross Stores, Inc.	68,300	5,472,196
Tractor Supply Co.	35,000	2,340,800
Ulta Salon Cosmetics & Fragrance, Inc.*	39,599	2,557,303
Vitamin Shoppe, Inc.*	133,000	6,086,080
Williams-Sonoma, Inc.	181,215	6,612,535

		53,455,505

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	52,500	3,356,325
Deckers Outdoor Corp.*	55,600	4,900,584
Fossil, Inc.*	23,518	2,768,539
Phillips-Van Heusen Corp.	45,500	2,978,885

		14,004,333

Trading Companies & Distributors 2.3%
Fastenal Co. (a)	234,920	8,454,771
MSC Industrial Direct Co., Class A	50,000	3,315,500
WESCO International, Inc.*	190,916	10,326,646

		22,096,917

Wireless Telecommunication Services 1.7%
American Tower Corp., Class A*	60,000	3,139,800
NII Holdings, Inc.*	110,000	4,661,800

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A*	227,416	$8,685,017

		16,486,617

		895,634,014

Total Common Stocks (cost $775,603,786)		959,192,579

Mutual Fund 2.0%
Money Market Fund 2.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (b)	19,341,485	19,341,485

Total Mutual Fund (cost $19,341,485)		19,341,485

Repurchase Agreement 0.9%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $8,703,518, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 15.00%, maturing 08/20/11 - 06/15/41; total market value $8,877,581. (c)	$8,703,511	8,703,511

Total Repurchase Agreement (cost $8,703,511)		8,703,511

Total Investments (cost $803,648,782) (d) — 101.8%		987,237,575

Liabilities in excess of other assets — (1.8)%		(17,518,657)

NET ASSETS — 100.0%		$969,718,918

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $13,329,519, which was collateralized by a repurchase agreement with a value of $8,703,511 and $4,742,905 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% - 3.63% and maturity dates ranging from 11/30/11 to 05/21/21, a total value of $13,446,416.

(b)	Represents 7-day effective yield as of June 30, 2011.

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of securities purchased with cash collateral as of June 30, 2011, was $8,703,511.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

IE	Ireland

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

At June 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	7/29/11	(1,424,926)	$(2,274,794)	$(2,286,250)	$(11,456)
British Pound	Bank of America NA	7/29/11	(53,725)	(86,336)	(86,200)	136

Total Short Contracts				$(2,361,130)	$(2,372,450)	$(11,320)

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $794,945,271)	$978,534,064
Repurchase agreement, at value and cost	8,703,511

Total Investments	987,237,575

Dividends receivable	167,601
Security lending income receivable	4,994
Receivable for investments sold	7,555,927
Receivable for capital shares issued	633,936
Unrealized appreciation on forward foreign currency contracts (Note 2)	136
Prepaid expenses	43,632

Total Assets	995,643,801

Liabilities:
Payable for investments purchased	15,618,753
Payable for capital shares redeemed	895,306
Unrealized depreciation on forward foreign currency contracts (Note 2)	11,456
Payable upon return of securities loaned (Note 2)	8,703,511
Accrued expenses and other payables:
Investment advisory fees	572,045
Fund administration fees	22,953
Distribution fees	29,374
Administrative servicing fees	41,280
Accounting and transfer agent fees	3,737
Custodian fees	8,251
Compliance program costs (Note 3)	1,418
Professional fees	13,841
Other	2,958

Total Liabilities	25,924,883

Net Assets	$969,718,918

Represented by:
Capital	$719,201,638
Accumulated distributions in excess of net investment income	(2,086,271)
Accumulated net realized gains from investment and foreign currency	69,026,078
Net unrealized appreciation/(depreciation) from investments	183,588,793
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(11,320)

Net Assets	$969,718,918

Net Assets:
Class I Shares	$455,090,936
Class II Shares	148,278,342
Class Y Shares	366,349,640

Total	$969,718,918

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	40,104,497
Class II Shares	13,180,575
Class Y Shares	32,196,595

Total	85,481,667

*	Includes value of securities on loan of $13,329,519 (Note 2)

2011 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Growth Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.35
Class II Shares	$11.25
Class Y Shares	$11.38

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$2,001,436
Income from securities lending (Note 2)	17,191
Other income	1,015
Foreign tax withholding	(4,453)

Total Income	2,015,189

EXPENSES:
Investment advisory fees	3,499,472
Fund administration fees	159,817
Distribution fees Class II Shares	188,445
Administrative servicing fees Class I Shares	160,124
Administrative servicing fees Class II Shares	52,764
Professional fees	33,607
Printing fees	29,450
Trustee fees	15,865
Custodian fees	16,353
Accounting and transfer agent fees	553
Compliance program costs (Note 3)	1,238
Other	9,047

Total expenses before earnings credit	4,166,735

Earnings credit (Note 4)	(27)

Total Expenses	4,166,708

NET INVESTMENT LOSS	(2,151,519)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	144,887,554
Net realized losses from forward and foreign currency transactions (Note 2)	(145,394)

Net realized gains from investment, forward and foreign currency transactions	144,742,160

Net change in unrealized appreciation/(depreciation) from investments	(82,198,330)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	54,242
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	117

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(82,143,971)

Net realized/unrealized gains from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	62,598,189

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,446,670

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment loss	$(2,151,519)	$(1,991,087)
Net realized gains from investment, forward and foreign currency transactions	144,742,160	45,192,582
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(82,143,971)	150,596,676

Change in net assets resulting from operations	60,446,670	193,798,171

Change in net assets from capital transactions	(7,973,919)	(352,463)

Change in net assets	52,472,751	193,445,708

Net Assets:
Beginning of period	917,246,167	723,800,459

End of period	$969,718,918	$917,246,167

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,086,271)	$65,248

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,587,386	$6,328,615
Dividends reinvested	–	–
Cost of shares redeemed	(43,556,246)	(77,932,314)

Total Class I	(39,968,860)	(71,603,699)

Class II Shares
Proceeds from shares issued	1,328,435	32,712,561
Dividends reinvested	–	–
Cost of shares redeemed	(25,718,337)	(86,526,978)

Total Class II	(24,389,902)	(53,814,417)

Class Y Shares
Proceeds from shares issued	58,691,766	138,611,009
Dividends reinvested	–	–
Cost of shares redeemed	(2,306,923)	(13,545,356)

Total Class Y	56,384,843	125,065,653

Change in net assets from capital transactions	$(7,973,919)	$(352,463)

SHARE TRANSACTIONS:
Class I Shares
Issued	323,366	697,883
Reinvested	–	–
Redeemed	(3,954,255)	(8,680,023)

Total Class I Shares	(3,630,889)	(7,982,140)

14	Semiannual Report 2011

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class II Shares
Issued	122,215	3,836,654
Reinvested	–	–
Redeemed	(2,376,201)	(9,523,615)

Total Class II Shares	(2,253,986)	(5,686,961)

Class Y Shares
Issued	5,315,898	15,065,355
Reinvested	–	–
Redeemed	(210,333)	(1,459,453)

Total Class Y Shares	5,105,565	13,605,902

Total change in shares	(779,310)	(63,199)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.64	(0.02)	0.73	0.71	–	–	–	$11.35	6.67%		$455,090,936	0.88%	(0.45%	)	0.88%	95.69%
Year Ended December 31, 2010(e)	$8.39	(0.02)	2.27	2.25	–	–	–	$10.64	26.82%		$465,324,931	0.90%	(0.23%	)	0.92%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.80	1.78	–	–	–	$8.39	27.12%		$434,045,905	0.89%	(0.31%	)	0.90%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.01)	(3.38)	(3.39)	–	–	–	$6.61	(33.90%	)	$3,323,047	0.94%	(0.32%	)	1.02%	108.89%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.56	(0.04)	0.73	0.69	–	–	–	$11.25	6.53%		$148,278,342	1.13%	(0.70%	)	1.13%	95.69%
Year Ended December 31, 2010(e)	$8.35	(0.04)	2.25	2.21	–	–	–	$10.56	26.47%		$163,001,390	1.15%	(0.47%	)	1.17%	85.24%
Year Ended December 31, 2009(e)	$6.59	(0.04)	1.80	1.76	–	–	–	$8.35	26.71%		$176,404,557	1.15%	(0.56%	)	1.18%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.02)	(3.39)	(3.41)	–	–	–	$6.59	(34.10%	)	$82,944,963	1.18%	(0.57%	)	1.26%	108.89%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.66	(0.02)	0.74	0.72	–	–	–	$11.38	6.75%		$366,349,640	0.81%	(0.37%	)	0.81%	95.69%
Year Ended December 31, 2010(e)	$8.41	(0.01)	2.26	2.25	–	–	–	$10.66	26.75%		$288,919,846	0.83%	(0.12%	)	0.84%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.82	1.80	–	–	–	$8.41	27.23%		$113,349,997	0.83%	(0.24%	)	0.85%	146.76%
Period Ended December 31, 2008(f)	$10.00	–	(3.39)	(3.39)	–	–	–	$6.61	(33.90%	)	$33,016,515	0.82%	(0.14%	)	0.99%	108.89%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contract. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$37,666,755	$—	$—	$37,666,755
Air Freight & Logistics	3,942,000	—	—	3,942,000
Airlines	963,301	—	—	963,301
Auto Components	21,654,546	—	—	21,654,546
Automobiles	4,759,059	—	—	4,759,059
Biotechnology	22,677,423	—	—	22,677,423
Capital Markets	18,181,425	—	—	18,181,425
Chemicals	19,777,680	—	—	19,777,680
Commercial Services & Supplies	9,805,517	—	—	9,805,517
Communications Equipment	22,909,931	—	—	22,909,931
Computers & Peripherals	3,515,148	—	—	3,515,148
Construction & Engineering	1,937,234	—	—	1,937,234
Consumer Finance	2,427,723	—	—	2,427,723
Containers & Packaging	10,500,927	—	—	10,500,927
Diversified Consumer Services	1,334,989	—	—	1,334,989
Diversified Financial Services	14,640,186	—	—	14,640,186
Diversified Telecommunication Services	4,425,340	—	—	4,425,340
Electrical Equipment	26,871,224	—	—	26,871,224
Electronic Equipment, Instruments & Components	16,380,430	—	—	16,380,430
Energy Equipment & Services	40,419,451	—	—	40,419,451
Food & Staples Retailing	7,955,615	—	—	7,955,615
Food Products	8,886,299	—	—	8,886,299

18	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$32,564,305	$—	$—	$32,564,305
Health Care Providers & Services	32,903,545	—	—	32,903,545
Health Care Technology	17,170,833	—	—	17,170,833
Hotels, Restaurants & Leisure	14,982,389	—	—	14,982,389
Household Durables	5,744,354	—	—	5,744,354
Household Products	5,799,531	—	—	5,799,531
Information Technology Services	28,007,257	—	—	28,007,257
Internet & Catalog Retail	8,394,634	—	—	8,394,634
Internet Software & Services	26,375,093	—	—	26,375,093
Life Sciences Tools & Services	18,702,446	—	—	18,702,446
Machinery	54,477,364	—	—	54,477,364
Media	30,512,772	—	—	30,512,772
Metals & Mining	6,704,917	—	—	6,704,917
Multiline Retail	12,236,655	—	—	12,236,655
Oil, Gas & Consumable Fuels	45,290,526	—	—	45,290,526
Pharmaceuticals	17,950,208	1,222,402	—	19,172,610
Professional Services	8,806,111	—	—	8,806,111
Real Estate Management & Development	9,385,811	—	—	9,385,811
Road & Rail	23,517,731	—	—	23,517,731
Semiconductors & Semiconductor Equipment	46,153,101	2,437,622	—	48,590,723
Software	99,860,598	—	—	99,860,598
Specialty Retail	53,455,505	—	—	53,455,505
Textiles, Apparel & Luxury Goods	16,321,132	—	—	16,321,132
Trading Companies & Distributors	22,096,917	—	—	22,096,917
Wireless Telecommunication Services	16,486,617	—	—	16,486,617
Total Common Stocks	$955,532,555	$3,660,024	$—	$959,192,579
Forward Foreign Currency Contracts	—	136	—	136
Mutual Funds	19,341,485	—	—	19,341,485
Repurchase Agreements	—	8,703,511	—	8,703,511
Total Assets	$974,874,040	$12,363,671	$—	$987,237,711
Forward Foreign Currency Contracts	—	(11,456)	—	(11,456)
Total Liabilities	$—	$(11,456)	$—	$(11,456)
Total	$974,874,040	$12,352,215	$—	$987,226,255

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into foreign currency contracts in connection with planned purchases or sales of securities

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$136
Total		$136
Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$11,456
Total		$11,456

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Forward foreign currency contracts	$(145,394)
Total	$(145,394)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Forward foreign currency contracts	$54,242
Total	$54,242

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(d)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller

20	Semiannual Report 2011

under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$ 13,329,519	$13,446,416*
*	Includes $4,742,905 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 3.63% and maturity dates ranging from 11/30/2011 to 05/21/2021.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

22	Semiannual Report 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
American Century Investment Management, Inc.
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,932,511 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund feeds and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$61,733	$77,392	$141,369	$—	$280,494

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,238.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $212,888 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

24	Semiannual Report 2011

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $895,331,202 and sales of $903,960,524 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the markets prices of emerging market investments held by the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$805,220,920	$197,849,244	$(15,832,589)	$182,016,655

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 1, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

26	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

28	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	29

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

30	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	33

NVIT Multi-Manager Mid Cap Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

27	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Mid Cap Value Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,064.50	4.35	0.85
	Hypothetical	[b]	1,000.00	1,020.58	4.26	0.85
Class II Shares	Actual		1,000.00	1,063.30	5.47	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.36	1.07
Class Y Shares	Actual		1,000.00	1,064.70	4.15	0.81
	Hypothetical	[b]	1,000.00	1,020.78	4.06	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation
Common Stocks	97.5%
Mutual Fund	2.5%
Repurchase Agreement	0.8%
Liabilities in excess of other assets	(0.8%)

100.0%

Top Industries †
Insurance	9.0%
Multi-Utilities	6.5%
Oil, Gas & Consumable Fuels	5.6%
Real Estate Investment Trusts (REITs)	4.4%
Commercial Banks	4.1%
Health Care Providers & Services	3.9%
Pharmaceuticals	3.7%
Specialty Retail	3.1%
Electric Utilities	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Other Industries *	53.8%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	2.4%
Republic Services, Inc.	1.8%
PG&E Corp.	1.7%
Mylan, Inc.	1.4%
HCC Insurance Holdings, Inc.	1.2%
Annaly Capital Management, Inc.	1.1%
Northern Trust Corp.	1.1%
Bemis Co., Inc.	1.1%
Windstream Corp.	1.1%
ITT Corp.	1.1%
Other Holdings *	86.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.5%

	Shares	Market Value

Aerospace & Defense 2.1%
Alliant Techsystems, Inc.	50,500	$3,602,165
Goodrich Corp.	28,828	2,753,074
Huntington Ingalls Industries, Inc.*	47,320	1,632,540
ITT Corp.	144,756	8,530,471

		16,518,250

Airlines 0.8%
Delta Air Lines, Inc.*	95,122	872,269
Southwest Airlines Co.	305,310	3,486,640
United Continental Holdings, Inc.*	58,940	1,333,812
US Airways Group, Inc.*	40,719	362,807

		6,055,528

Auto Components 0.7%
Lear Corp.	45,300	2,422,644
TRW Automotive Holdings Corp.*	25,546	1,507,980
Visteon Corp.*	24,950	1,706,830

		5,637,454

Automobiles 0.2%
Ford Motor Co.*	129,801	1,789,956

Beverages 1.0%
Coca-Cola Enterprises, Inc.	97,100	2,833,378
Dr Pepper Snapple Group, Inc.	129,819	5,443,311

		8,276,689

Building Products 0.3%
A.O. Smith Corp.	47,448	2,007,050

Capital Markets 2.3%
Artio Global Investors, Inc.	7,147	80,761
Franklin Resources, Inc.	12,199	1,601,607
Invesco Ltd.	121,616	2,845,814
Lazard Ltd., Class A	20,379	756,061
Northern Trust Corp.	192,335	8,839,717
State Street Corp.	19,324	871,319
T. Rowe Price Group, Inc.	7,843	473,247
TD Ameritrade Holding Corp.	165,000	3,219,150

		18,687,676

Chemicals 2.7%
Agrium, Inc.	16,250	1,426,100
CF Industries Holdings, Inc.	20,400	2,890,068
Eastman Chemical Co.	56,963	5,814,213
Huntsman Corp.	114,729	2,162,642
Lubrizol Corp.	7,787	1,045,561
Minerals Technologies, Inc.	34,056	2,257,572
Olin Corp.	59,000	1,336,940
PPG Industries, Inc.	48,291	4,384,340

		21,317,436

Common Stocks (continued)

	Shares	Market Value

Commercial Banks 4.1%
BOK Financial Corp.	16,262	$890,670
CIT Group, Inc.*	150,014	6,639,620
Comerica, Inc.	210,397	7,273,424
Commerce Bancshares, Inc.	81,357	3,498,351
Cullen/Frost Bankers, Inc.	38,526	2,190,203
East West Bancorp, Inc.	125,332	2,532,960
Fifth Third Bancorp	142,551	1,817,525
Huntington Bancshares, Inc.	211,651	1,388,431
KeyCorp	182,172	1,517,493
SunTrust Banks, Inc.	134,143	3,460,889
TCF Financial Corp.	72,824	1,004,971
Westamerica Bancorp	17,018	838,136

		33,052,673

Commercial Services & Supplies 2.5%
Cintas Corp.	77,498	2,559,759
Pitney Bowes, Inc.	50,663	1,164,742
Republic Services, Inc.	463,382	14,295,335
Ritchie Bros. Auctioneers, Inc. (a)	20,373	560,054
Waste Management, Inc.	33,767	1,258,496

		19,838,386

Communications Equipment 0.7%
EchoStar Corp., Class A*	68,152	2,482,777
Emulex Corp.*	220,415	1,895,569
Harris Corp.	18,700	842,622

		5,220,968

Computers & Peripherals 0.9%
SanDisk Corp.*	55,700	2,311,550
Western Digital Corp.*	135,686	4,936,257

		7,247,807

Construction & Engineering 1.5%
Chicago Bridge & Iron Co. NV NYRS-NL	49,203	1,913,997
EMCOR Group, Inc.*	82,400	2,415,144
Fluor Corp.	15,015	970,870
Foster Wheeler AG*	36,401	1,105,863
Jacobs Engineering Group, Inc.*	24,189	1,046,174
KBR, Inc.	33,902	1,277,766
URS Corp.*	73,300	3,279,442

		12,009,256

Construction Materials 0.1%
Cemex SAB de CV ADR-MX*	96,087	826,348

Containers & Packaging 1.8%
Bemis Co., Inc.	257,407	8,695,208
Crown Holdings, Inc.*	127,100	4,934,022
Rock-Tenn Co., Class A	7,791	516,855

		14,146,085

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Distributors 0.1%
Genuine Parts Co.	13,871	$754,582

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A*	18,721	817,733
Capella Education Co.* (a)	14,864	622,058
Career Education Corp.*	47,532	1,005,302
Corinthian Colleges, Inc.* (a)	113,215	482,296
DeVry, Inc.	72,811	4,305,315
H&R Block, Inc.	145,900	2,340,236
ITT Educational Services, Inc.* (a)	10,151	794,214

		10,367,154

Diversified Financial Services 0.1%
Pico Holdings, Inc.*	26,409	765,861

Diversified Telecommunication Services 2.0%
CenturyLink, Inc.	140,304	5,672,491
Consolidated Communications Holdings, Inc.	5,597	108,806
TELUS Corp.	30,256	1,665,813
Windstream Corp. (a)	669,123	8,671,834

		16,118,944

Electric Utilities 3.0%
American Electric Power Co., Inc.	26,182	986,538
Empire District Electric Co. (The)	76,893	1,480,959
Entergy Corp.	19,572	1,336,376
FirstEnergy Corp.	23,503	1,037,658
Great Plains Energy, Inc.	87,066	1,804,878
Northeast Utilities	78,020	2,743,963
NV Energy, Inc.	295,500	4,535,925
Pepco Holdings, Inc.	108,108	2,122,160
Pinnacle West Capital Corp.	31,119	1,387,285
Portland General Electric Co.	51,396	1,299,291
Westar Energy, Inc.	194,469	5,233,161

		23,968,194

Electrical Equipment 2.3%
Babcock & Wilcox Co. (The)*	43,548	1,206,715
Brady Corp., Class A	11,400	365,484
Cooper Industries PLC	99,980	5,965,806
Hubbell, Inc., Class B	50,246	3,263,478
Rockwell Automation, Inc.	24,150	2,095,254
Thomas & Betts Corp.*	107,740	5,801,799

		18,698,536

Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	67,817	2,162,006
Molex, Inc., Class A	97,390	2,091,937

		4,253,943

Energy Equipment & Services 1.4%
Dresser-Rand Group, Inc.*	33,300	1,789,875

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
McDermott International, Inc.*	83,859	$1,661,247
Nabors Industries Ltd.*	108,957	2,684,700
Noble Corp.	31,982	1,260,411
Patterson-UTI Energy, Inc.	115,200	3,641,472

		11,037,705

Food & Staples Retailing 0.6%
CVS Caremark Corp.	55,522	2,086,517
Sysco Corp.	81,946	2,555,076

		4,641,593

Food Products 1.7%
Campbell Soup Co.	25,277	873,320
General Mills, Inc.	105,941	3,943,124
H.J. Heinz Co.	46,460	2,475,389
Kellogg Co.	43,543	2,408,799
Ralcorp Holdings, Inc.*	46,084	3,989,953

		13,690,585

Gas Utilities 0.4%
AGL Resources, Inc.	71,802	2,923,060
Questar Corp.	30,023	531,707

		3,454,767

Health Care Equipment & Supplies 1.7%
Boston Scientific Corp.*	497,423	3,437,193
CareFusion Corp.*	93,765	2,547,595
Hologic, Inc.*	38,970	786,025
Symmetry Medical, Inc.*	20,926	187,706
Teleflex, Inc.	12,273	749,389
Zimmer Holdings, Inc.*	92,819	5,866,161

		13,574,069

Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	110,200	4,562,280
CIGNA Corp.	151,902	7,812,320
Humana, Inc.	14,226	1,145,762
LifePoint Hospitals, Inc.*	101,676	3,973,498
MEDNAX, Inc.*	54,400	3,927,136
Patterson Cos., Inc.	100,269	3,297,847
Quest Diagnostics, Inc.	76,000	4,491,600
Select Medical Holdings Corp.*	76,009	674,200
Universal Health Services, Inc., Class B	27,986	1,442,119

		31,326,762

Hotels, Restaurants & Leisure 1.3%
CEC Entertainment, Inc.	111,721	4,481,129
International Speedway Corp., Class A	50,749	1,441,779
Penn National Gaming, Inc.*	64,937	2,619,559
Royal Caribbean Cruises Ltd.*	43,708	1,645,169
Speedway Motorsports, Inc.	23,996	340,263

		10,527,899

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Household Durables 0.7%
D.R. Horton, Inc.	37,836	$435,871
KB Home (a)	17,669	172,803
Lennar Corp., Class A	28,591	518,926
Mohawk Industries, Inc.*	16,974	1,018,270
Whirlpool Corp.	46,453	3,777,558

		5,923,428

Household Products 1.0%
Clorox Co.	45,171	3,046,332
Energizer Holdings, Inc.*	18,437	1,334,101
Kimberly-Clark Corp.	57,776	3,845,571

		8,226,004

Industrial Conglomerates 0.8%
Koninklijke Philips Electronics NV	127,819	3,284,956
Tyco International Ltd.	54,034	2,670,901

		5,955,857

Information Technology Services 2.4%
Amdocs Ltd.*	188,900	5,740,671
Booz Allen Hamilton Holding Corp.*	97,001	1,853,689
Computer Sciences Corp.	28,082	1,065,993
Fidelity National Information Services, Inc.	161,041	4,958,452
Global Payments, Inc.	56,200	2,866,200
SAIC, Inc.*	172,400	2,899,768

		19,384,773

Insurance 9.0%
ACE Ltd.	27,114	1,784,644
Allstate Corp. (The)	133,697	4,081,769
Aon Corp.	143,764	7,375,093
Arch Capital Group Ltd.*	143,800	4,590,096
Arthur J. Gallagher & Co.	67,500	1,926,450
Assurant, Inc.	41,048	1,488,811
Axis Capital Holdings Ltd.	34,154	1,057,408
Chubb Corp.	41,342	2,588,423
Everest Re Group Ltd.	18,839	1,540,088
HCC Insurance Holdings, Inc.	298,097	9,390,056
Lincoln National Corp.	94,008	2,678,288
Marsh & McLennan Cos., Inc.	130,723	4,077,250
PartnerRe Ltd.	84,654	5,828,428
Primerica, Inc.	67,954	1,492,949
Symetra Financial Corp.	122,110	1,639,937
Torchmark Corp.	25,891	1,660,649
Transatlantic Holdings, Inc.	94,748	4,643,600
Travelers Cos., Inc. (The)	36,596	2,136,474
Unum Group	116,631	2,971,758
Willis Group Holdings PLC	111,656	4,590,178
XL Group PLC	209,108	4,596,194

		72,138,543

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.3%
Expedia, Inc.	92,100	$2,669,979

Leisure Equipment & Products 0.8%
Hasbro, Inc.	101,823	4,473,084
Mattel, Inc.	63,504	1,745,725

		6,218,809

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.*	133,020	6,798,652
Life Technologies Corp.*	41,238	2,147,263

		8,945,915

Machinery 2.7%
AGCO Corp.*	34,405	1,698,231
Eaton Corp.	62,542	3,217,786
Ingersoll-Rand PLC	14,600	662,986
Kaydon Corp.	140,441	5,241,258
Manitowoc Co., Inc. (The)	55,306	931,353
Navistar International Corp.*	49,074	2,770,718
Oshkosh Corp.*	83,900	2,428,066
Parker Hannifin Corp.	18,321	1,644,126
Stanley Black & Decker, Inc.	18,883	1,360,520
Terex Corp.*	46,644	1,327,022

		21,282,066

Media 1.5%
DISH Network Corp., Class A*	71,516	2,193,396
John Wiley & Sons, Inc., Class A	33,739	1,754,765
Liberty Media Corp. - Starz, Series A*	15,410	1,159,448
National CineMedia, Inc.	115,742	1,957,197
Omnicom Group Inc.	39,168	1,886,331
Regal Entertainment Group, Class A (a)	136,076	1,680,539
Valassis Communications, Inc.*	31,047	940,724

		11,572,400

Metals & Mining 0.7%
Cliffs Natural Resources, Inc.	7,546	697,628
Freeport-McMoRan Copper & Gold, Inc.	43,025	2,276,022
Kobe Steel Ltd. ADR-JP (a)	55,710	629,523
Newmont Mining Corp.	31,535	1,701,944
Steel Dynamics, Inc.	27,173	441,561

		5,746,678

Multiline Retail 0.8%
Macy’s, Inc.	115,537	3,378,302
Nordstrom, Inc.	20,321	953,868
Target Corp.	35,663	1,672,951

		6,005,121

Multi-Utilities 6.5%
CenterPoint Energy, Inc.	336,671	6,514,584
CMS Energy Corp.	312,700	6,157,063
Consolidated Edison, Inc.	48,318	2,572,450

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities (continued)
DTE Energy Co.	51,932	$2,597,639
NiSource, Inc.	169,400	3,430,350
OGE Energy Corp.	66,300	3,336,216
PG&E Corp.	315,551	13,262,608
Sempra Energy	149,584	7,910,002
Wisconsin Energy Corp.	112,299	3,520,574
Xcel Energy, Inc.	119,943	2,914,615

		52,216,101

Oil, Gas & Consumable Fuels 5.7%
Alpha Natural Resources, Inc.*	30,467	1,384,420
El Paso Corp.	120,538	2,434,868
Enbridge, Inc.	136,397	4,427,447
EQT Corp.	101,083	5,308,879
Imperial Oil Ltd.	98,203	4,573,880
Murphy Oil Corp.	84,697	5,561,205
Newfield Exploration Co.*	81,462	5,541,045
Petrohawk Energy Corp.*	70,600	1,741,702
QEP Resources, Inc.	60,402	2,526,616
SandRidge Energy, Inc.*	216,259	2,305,321
Spectra Energy Partners LP	50,256	1,599,146
Ultra Petroleum Corp.*	17,246	789,867
Whiting Petroleum Corp.*	107,853	6,137,914
Williams Partners LP	16,801	910,278

		45,242,588

Paper & Forest Products 0.2%
Domtar Corp.	19,215	1,820,045

Pharmaceuticals 3.8%
Eli Lilly & Co.	11,135	417,897
Endo Pharmaceuticals Holdings, Inc.*	106,955	4,296,382
Forest Laboratories, Inc.*	84,900	3,339,966
Hospira, Inc.*	113,450	6,428,077
Mylan, Inc.*	453,619	11,190,781
Watson Pharmaceuticals, Inc.*	62,311	4,282,635

		29,955,738

Professional Services 0.6%
Towers Watson & Co., Class A	76,500	5,026,815

Real Estate Investment Trusts (REITs) 4.4%
Annaly Capital Management, Inc.	516,170	9,311,707
AvalonBay Communities, Inc.	4,189	537,868
Boston Properties, Inc.	5,980	634,837
Capstead Mortgage Corp.	78,357	1,049,984
Equity Residential	13,901	834,060
Government Properties Income Trust	209,287	5,654,935
Health Care REIT, Inc.	42,400	2,223,032
National Health Investors, Inc.	26,819	1,191,568
Piedmont Office Realty Trust, Inc., Class A	220,725	4,500,583
Prologis, Inc.	40,401	1,447,972
Rayonier, Inc.	72,792	4,756,957
Ventas, Inc.	14,981	789,648

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	97,904	$2,140,181

		35,073,332

Road & Rail 1.0%
Con-way, Inc.	38,472	1,493,098
J.B. Hunt Transport Services, Inc.	37,831	1,781,462
Kansas City Southern*	51,982	3,084,092
Werner Enterprises, Inc.	51,688	1,294,785

		7,653,437

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	415,384	5,404,146
Lam Research Corp.*	53,800	2,382,264
LSI Corp.*	712,787	5,075,043
Microchip Technology, Inc. (a)	45,139	1,711,220
Micron Technology, Inc.*	268,000	2,004,640
Skyworks Solutions, Inc.*	50,900	1,169,682
Teradyne, Inc.*	366,529	5,424,629

		23,171,624

Software 1.7%
Activision Blizzard, Inc.	250,800	2,929,344
BMC Software, Inc.*	54,939	3,005,163
Cadence Design Systems, Inc.*	17,310	182,794
Check Point Software Technologies Ltd.* (a)	76,698	4,360,281
Symantec Corp.*	133,800	2,638,536

		13,116,118

Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	19,648	1,314,844
Aeropostale, Inc.*	157,150	2,750,125
Best Buy Co., Inc.	41,159	1,292,804
GameStop Corp., Class A*	129,328	3,449,178
Lowe’s Cos., Inc.	140,132	3,266,477
Ross Stores, Inc.	37,000	2,964,440
Staples, Inc.	296,663	4,687,275
TJX Cos., Inc.	98,500	5,174,205

		24,899,348

Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	32,900	3,571,624

Thrifts & Mortgage Finance 1.7%
Capitol Federal Financial, Inc.	272,758	3,207,634
Hudson City Bancorp, Inc.	630,729	5,165,670
People’s United Financial, Inc.	393,524	5,288,963

		13,662,267

Tobacco 1.0%
Lorillard, Inc.	73,875	8,042,771

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc.*	25,551	$583,074

Wireless Telecommunication Services 0.5%
American Tower Corp., Class A*	36,022	1,885,031
Rogers Communications, Inc., Class B	36,426	1,442,386
Sprint Nextel Corp.*	149,252	804,468

		4,131,885

Total Common Stocks (cost $698,675,366)		778,048,496

Mutual Fund 2.5%
Money Market Fund 2.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (b)	19,674,471	19,674,471

Total Mutual Fund (cost $19,674,471)		19,674,471

Repurchase Agreement 0.8%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $6,748,016, collateralized by U.S. Government Agency Mortgage Securities ranging 0.00% - 14.00%, maturing 8/20/11 - 6/15/41; total market value of $6,882,971. (c)	$6,748,011	$6,748,011

Total Repurchase Agreement (cost $6,748,011)		6,748,011

Total Investments (cost $725,097,848) (d) — 100.8%		804,470,978

Liabilities in excess of other assets — (0.8%)		(6,189,203)

NET ASSETS — 100.0%		$798,281,775

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $10,234,686, which was collateralized by a repurchase agreement with a value of $6,748,011 and $3,631,886 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 3.63% and maturity dates ranging from 11/30/11 to 05/15/21, a total value of $10,379,897.
(b)	Represents 7-day effective yield as of June 30, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $6,748,011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

JP	Japan

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SAB de CV	Public Traded Company

At June 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Bank of America NA	7/29/11	(9,283,910)	$(9,399,525)	$(9,620,534)	$(221,009)
Euro	UBS AG	7/29/11	(2,884,694)	(4,111,727)	(4,180,469)	(68,742)

Total Short Contracts				$(13,511,252)	$(13,801,003)	$(289,751)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Bank of America NA	7/29/11	3,087,817	$3,177,420	$3,199,777	$22,357
Euro	UBS AG	7/29/11	1,059,438	1,528,169	1,535,328	7,159

Total Long Contracts				$4,705,589	$4,735,105	$29,516

10	Semiannual Report 2011

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value* (cost $718,349,837)	$797,722,967
Repurchase agreement, at value and cost	6,748,011

Total Investments	804,470,978

Foreign currencies, at value (cost $228,049)	228,049
Dividends receivable	1,705,297
Security lending income receivable	1,581
Receivable for investments sold	35,086,357
Receivable for capital shares issued	738,065
Unrealized appreciation on forward foreign currency contracts (Note 2)	29,516
Prepaid expenses	7,499

Total Assets	842,267,342

Liabilities:
Payable for investments purchased	35,669,582
Payable for capital shares redeemed	606,935
Unrealized depreciation on forward foreign currency contracts (Note 2)	289,751
Payable upon return of securities loaned (Note 2)	6,748,011
Accrued expenses and other payables:
Investment advisory fees	480,041
Fund administration fees	21,427
Distribution fees	88,478
Administrative servicing fees	22,586
Accounting and transfer agent fees	4,098
Custodian fees	3,695
Compliance program costs (Note 3)	895
Professional fees	16,963
Other	33,105

Total Liabilities	43,985,567

Net Assets	$798,281,775

Represented by:
Capital	$661,113,845
Accumulated undistributed net investment income	2,829,229
Accumulated net realized gains from investment and foreign currency	55,193,125
Net unrealized appreciation/(depreciation) from investments	79,373,130
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(260,235)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	32,681

Net Assets	$798,281,775

Net Assets:
Class I Shares	$114,259
Class II Shares	436,874,046
Class Y Shares	361,293,470

Total	$798,281,775

*	Includes value of securities on loan of $10,234,686 (Note 2)

2011 Semiannual Report	11

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	10,462
Class II Shares	39,980,807
Class Y Shares	33,051,780

Total	73,043,049

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.92
Class II Shares	$10.93
Class Y Shares	$10.93

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$8,098,097
Income from securities lending (Note 2)	19,517
Other income	853
Foreign tax withholding	(52,490)

Total Income	8,065,977

EXPENSES:
Investment advisory fees	2,887,717
Fund administration fees	139,672
Distribution fees Class II Shares	556,604
Administrative servicing fees Class I Shares	19
Administrative servicing fees Class II Shares	22,266
Professional fees	24,634
Printing fees	28,448
Trustee fees	13,293
Custodian fees	12,468
Accounting and transfer agent fees	139
Compliance program costs (Note 3)	1,228
Other	8,050

Total expenses before earnings credit	3,694,538

Earnings credit (Note 4)	(23)

Total Expenses	3,694,515

NET INVESTMENT INCOME	4,371,462

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	62,699,603
Net realized losses from forward and foreign currency transactions (Note 2)	(24,452)

Net realized gains from investment, forward and foreign currency transactions	62,675,151

Net change in unrealized appreciation/(depreciation) from investments	(19,774,824)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(220,772)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	27,187

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(19,968,409)

Net realized/unrealized gains from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	42,706,742

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,078,204

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$4,371,462	$9,601,094
Net realized gains from investment, forward and foreign currency transactions	62,675,151	65,273,408
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(19,968,409)	45,404,853

Change in net assets resulting from operations	47,078,204	120,279,355

Distributions to Shareholders From:
Net investment income:
Class I	(312)	(741)
Class II	(870,408)	(5,957,806)
Class Y	(1,111,198)	(3,366,380)
Net realized gains:
Class I	–	(3,658)
Class II	–	(20,190,153)
Class Y	–	(12,570,025)

Change in net assets from shareholder distributions	(1,981,918)	(42,088,763)

Change in net assets from capital transactions	16,585,894	65,729,105

Change in net assets	61,682,180	143,919,697

Net Assets:
Beginning of period	736,599,595	592,679,898

End of period	$798,281,775	$736,599,595

Accumulated undistributed net investment income at end of period	$2,829,229	$439,685

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$26,739	$62,870
Dividends reinvested	312	4,399
Cost of shares redeemed	(841)	(285)

Total Class I	26,210	66,984

Class II Shares
Proceeds from shares issued	3,052,791	28,118,156
Dividends reinvested	870,408	26,147,959
Cost of shares redeemed	(45,664,407)	(137,404,701)

Total Class II	(41,741,208)	(83,138,586)

Class Y Shares
Proceeds from shares issued	59,538,122	138,611,010
Dividends reinvested	1,111,198	15,936,405
Cost of shares redeemed	(2,348,428)	(5,746,708)

Total Class Y	58,300,892	148,800,707

Change in net assets from capital transactions	$16,585,894	$65,729,105

14	Semiannual Report 2011

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	2,528	6,557
Reinvested	29	429
Redeemed	(78)	(29)

Total Class I Shares	2,479	6,957

Class II Shares
Issued	277,747	3,018,590
Reinvested	81,582	2,562,284
Redeemed	(4,245,422)	(14,213,230)

Total Class II Shares	(3,886,093)	(8,632,356)

Class Y Shares
Issued	5,516,962	14,299,998
Reinvested	104,156	1,557,886
Redeemed	(218,635)	(598,020)

Total Class Y Shares	5,402,483	15,259,864

Total change in shares	1,518,869	6,634,465

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.29	0.07	0.59	0.66	(0.03)	–	(0.03)	$10.92	6.45%		$114,259	0.85%	1.28%	0.85%	54.45%
Year Ended December 31, 2010(e)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%		$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%		$9,371	0.91%	1.70%	0.95%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35%	)	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.30	0.05	0.60	0.65	(0.02)	–	(0.02)	$10.93	6.33%		$436,874,046	1.07%	1.01%	1.07%	54.45%
Year Ended December 31, 2010(e)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%		$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%		$479,483,845	1.08%	1.35%	1.11%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	(0.09)	$7.07	(28.50%	)	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.30	0.07	0.60	0.67	(0.04)	–	(0.04)	$10.93	6.47%		$361,293,470	0.81%	1.31%	0.81%	54.45%
Year Ended December 31, 2010(e)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%		$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%		$113,186,682	0.82%	1.62%	0.85%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35%	)	$33,267,028	0.81%	1.95%	0.96%	114.39%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defines in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,518,250	$—	$—	$16,518,250
Airlines	6,055,528	—	—	6,055,528
Auto Components	5,637,454	—	—	5,637,454
Automobiles	1,789,956	—	—	1,789,956
Beverages	8,276,689	—	—	8,276,689
Building Products	2,007,050	—	—	2,007,050
Capital Markets	18,687,676	—	—	18,687,676
Chemicals	21,317,436	—	—	21,317,436
Commercial Banks	33,052,673	—	—	33,052,673
Commercial Services & Supplies	19,838,386	—	—	19,838,386
Communications Equipment	5,220,968	—	—	5,220,968
Computers & Peripherals	7,247,807	—	—	7,247,807
Construction & Engineering	12,009,256	—	—	12,009,256
Construction Materials	826,348	—	—	826,348
Containers & Packaging	14,146,085	—	—	14,146,085
Distributors	754,582	—	—	754,582
Diversified Consumer Services	10,367,154	—	—	10,367,154
Diversified Financial Services	765,861	—	—	765,861
Diversified Telecommunication Services	16,118,944	—	—	16,118,944
Electric Utilities	23,968,194	—	—	23,968,194
Electrical Equipment	18,698,536	—	—	18,698,536
Electronic Equipment, Instruments & Components	4,253,943	—	—	4,253,943
Energy Equipment & Services	11,037,705	—	—	11,037,705
Food & Staples Retailing	4,641,593	—	—	4,641,593

18	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food Products	$13,690,585	$—	$—	$13,690,585
Gas Utilities	3,454,767	—	—	3,454,767
Health Care Equipment & Supplies	13,574,069	—	—	13,574,069
Health Care Providers & Services	31,326,762	—	—	31,326,762
Hotels, Restaurants & Leisure	10,527,899	—	—	10,527,899
Household Durables	5,923,428	—	—	5,923,428
Household Products	8,226,004	—	—	8,226,004
Industrial Conglomerates	2,670,901	3,284,956	—	5,955,857
Information Technology Services	19,384,773	—	—	19,384,773
Insurance	72,138,543	—	—	72,138,543
Internet & Catalog Retail	2,669,979	—	—	2,669,979
Leisure Equipment & Products	6,218,809	—	—	6,218,809
Life Sciences Tools & Services	8,945,915	—	—	8,945,915
Machinery	21,282,066	—	—	21,282,066
Media	11,572,400	—	—	11,572,400
Metals & Mining	5,746,678	—	—	5,746,678
Multiline Retail	6,005,121	—	—	6,005,121
Multi-Utilities	52,216,101	—	—	52,216,101
Oil, Gas & Consumable Fuels	45,242,588	—	—	45,242,588
Paper & Forest Products	1,820,045	—	—	1,820,045
Pharmaceuticals	29,955,738	—	—	29,955,738
Professional Services	5,026,815	—	—	5,026,815
Real Estate Investment Trusts (REITs)	35,073,332	—	—	35,073,332
Road & Rail	7,653,437	—	—	7,653,437
Semiconductors & Semiconductor Equipment	23,171,624	—	—	23,171,624
Software	13,116,118	—	—	13,116,118
Specialty Retail	24,899,348	—	—	24,899,348
Textiles, Apparel & Luxury Goods	3,571,624	—	—	3,571,624
Thrifts & Mortgage Finance	13,662,267	—	—	13,662,267
Tobacco	8,042,771	—	—	8,042,771
Trading Companies & Distributors	583,074	—	—	583,074
Wireless Telecommunication Services	4,131,885	—	—	4,131,885
Total Common Stocks	$774,763,540	$3,284,956	$—	$778,048,496
Forward Foreign Currency Contracts	—	29,516	—	29,516
Mutual Fund	19,674,471	—	—	19,674,471
Repurchase Agreement	—	6,748,011	—	6,748,011
Total Assets	$794,438,011	$10,062,483	$—	$804,500,494
Liabilities:
Forward Foreign Currency Contracts	—	(289,751)	—	(289,751)
Total Liabilities	$—	$(289,751)	$—	$(289,751)
Total	$794,438,011	$9,772,732	$—	$804,210,743

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income,

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risks of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$29,516
Total		$29,516
Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(289,751)
Total		$(289,751)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Forward foreign currency contracts	$(362,438)
Total	$(362,438)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Forward foreign currency contracts	$(220,772)
Total	$(220,772)

20	Semiannual Report 2011

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(e)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.
As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$10,234,686	$10,379,897*

*	Includes $3,631,886 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 3.63% and maturity dates ranging from 11/30/2011 to 05/15/2021.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

22	Semiannual Report 2011

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investment Management, Inc.
Columbia Management Investment Advisors, LLC (formerly RiverSource Investments, LLC)
Thompson, Siegel & Walmley LLC

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,730,743 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$82,427	$98,217	$165,007	$—	$345,651
(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,228.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $22,285 in Administrative Services fees from the Fund.

24	Semiannual Report 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $427,598,118 and sales of $416,040,299 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$727,490,589	$84,390,328	$(14,157,950)	$70,232,378

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

26	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

28	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	29

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

30	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	33

NVIT Multi-Manager Small Cap Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCG (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Small Cap Growth Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,130.30	5.86	1.11
	Hypothetical[b]	1,000.00	1,019.29	5.56	1.11
Class II Shares	Actual	1,000.00	1,129.10	7.23	1.37
	Hypothetical[b]	1,000.00	1,018.00	6.85	1.37
Class III Shares	Actual	1,000.00	1,130.30	6.13	1.16
	Hypothetical[b]	1,000.00	1,019.04	5.81	1.16
Class Y Shares	Actual	1,000.00	1,131.00	5.60	1.06
	Hypothetical[b]	1,000.00	1,019.54	5.31	1.06

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	96.9%
Mutual Fund	4.6%
Liabilities in excess of other assets	(1.5%)

100.0%

Top Industries †
Software	13.0%
Health Care Equipment & Supplies	8.9%
Machinery	7.4%
Textiles, Apparel & Luxury Goods	6.0%
Energy Equipment & Services	5.9%
Health Care Providers & Services	5.5%
Internet Software & Services	5.0%
Electrical Equipment	4.4%
Specialty Retail	4.2%
Communications Equipment	2.6%
Other Industries	37.1%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	4.5%
Wabtec Corp.	2.1%
Under Armour, Inc., Class A	2.1%
Volcano Corp.	1.9%
Tempur-Pedic International, Inc.	1.7%
MICROS Systems, Inc.	1.6%
Portfolio Recovery Associates, Inc.	1.6%
Gardner Denver, Inc.	1.6%
NuVasive, Inc.	1.4%
General Cable Corp.	1.4%
Other Holdings	80.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.9%

	Shares	Market Value

Aerospace & Defense 1.6%
BE Aerospace, Inc. *	32,670	$1,333,263
TransDigm Group, Inc. *	18,840	1,718,019

		3,051,282

Auto Components 0.4%
Tenneco, Inc. *	15,710	692,340

Automobiles 0.1%
Tesla Motors, Inc. *	7,830	228,088

Beverages 0.6%
Boston Beer Co., Inc., Class A *	14,200	1,272,320

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. *	12,750	599,632
Amarin Corp. PLC ADR-IE *	34,640	501,241
Cepheid, Inc. *	31,980	1,107,787
Incyte Corp Ltd. *	17,690	335,049

		2,543,709

Capital Markets 1.8%
Financial Engines, Inc. *	17,290	448,157
Greenhill & Co., Inc.	42,400	2,281,968
Waddell & Reed Financial, Inc., Class A	23,700	861,495

		3,591,620

Chemicals 0.7%
Rockwood Holdings, Inc. *	24,390	1,348,523

Commercial Banks 1.3%
Signature Bank *	28,360	1,622,192
SVB Financial Group *	17,250	1,029,998

		2,652,190

Commercial Services & Supplies 1.1%
Mobile Mini, Inc. *	36,000	762,840
Waste Connections, Inc.	43,400	1,377,082

		2,139,922

Communications Equipment 2.6%
Acme Packet, Inc. *	22,390	1,570,211
Aruba Networks, Inc. *	90,090	2,662,159
Finisar Corp. *	32,700	589,581
ShoreTel, Inc. *	29,610	302,022

		5,123,973

Computers & Peripherals 0.8%
Stratasys, Inc. *	48,000	1,617,600

Consumer Finance 0.2%
Dollar Financial Corp. *	20,830	450,970

Containers & Packaging 0.4%
Rock-Tenn Co., Class A	11,260	746,988

Common Stocks (continued)

	Shares	Market Value

Distributors 0.7%
LKQ Corp. *	50,888	$1,327,668

Diversified Financial Services 2.0%
Encore Capital Group, Inc. *	24,860	763,699
Portfolio Recovery Associates, Inc. *	37,300	3,162,667

		3,926,366

Electrical Equipment 4.4%
Acuity Brands, Inc.	34,700	1,935,566
General Cable Corp. *	63,500	2,703,830
GrafTech International Ltd. *	92,900	1,883,083
Polypore International, Inc. *	32,140	2,180,378

		8,702,857

Electronic Equipment, Instruments & Components 1.0%
FARO Technologies, Inc. *	15,000	657,000
IPG Photonics Corp. *	18,640	1,355,314

		2,012,314

Energy Equipment & Services 6.0%
CARBO Ceramics, Inc.	7,290	1,187,906
Core Laboratories NV	21,840	2,436,034
Dresser-Rand Group, Inc. *	49,100	2,639,125
Dril-Quip, Inc. *	33,400	2,265,522
Key Energy Services, Inc. *	64,160	1,154,880
Lufkin Industries, Inc.	11,750	1,011,087
Superior Energy Services, Inc. *	28,910	1,073,717

		11,768,271

Food & Staples Retailing 0.3%
Fresh Market, Inc. (The) *	16,090	622,361

Food Products 1.0%
Diamond Foods, Inc.	25,200	1,923,768

Health Care Equipment & Supplies 9.1%
Cooper Cos., Inc. (The)	20,410	1,617,288
Cyberonics, Inc. *	56,300	1,573,585
DexCom, Inc. *	161,060	2,333,760
Masimo Corp.	49,800	1,478,064
Neogen Corp. *	7,100	320,991
NuVasive, Inc. *	82,900	2,725,752
NxStage Medical, Inc. *	30,000	624,600
Sirona Dental Systems, Inc. *	23,380	1,241,478
Volcano Corp. *	115,910	3,742,734
Zoll Medical Corp. *	39,200	2,221,072

		17,879,324

Health Care Providers & Services 5.5%
AMERIGROUP Corp. *	19,680	1,386,850
Brookdale Senior Living, Inc. *	49,390	1,197,707
Catalyst Health Solutions, Inc. *	18,470	1,030,995
Hanger Orthopedic Group, Inc. *	44,270	1,083,287

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Healthspring, Inc. *	26,160	$1,206,238
HMS Holdings Corp. *	21,840	1,678,841
IPC The Hospitalist Co., Inc. *	17,780	824,103
Magellan Health Services, Inc. *	19,710	1,078,925
MWI Veterinary Supply, Inc. *	4,490	362,657
Team Health Holdings, Inc. *	46,690	1,050,992

		10,900,595

Health Care Technology 1.2%
athenahealth, Inc. *	11,840	486,624
SXC Health Solutions Corp. *	30,970	1,824,752

		2,311,376

Hotels, Restaurants & Leisure 1.6%
BJ’s Restaurants, Inc. *	27,290	1,428,904
Panera Bread Co., Class A *	14,350	1,803,221

		3,232,125

Household Durables 2.5%
SodaStream International Ltd. *	25,860	1,572,547
Tempur-Pedic International, Inc. *	50,200	3,404,564

		4,977,111

Information Technology Services 0.8%
Cardtronics, Inc. *	56,500	1,324,925
Wright Express Corp. *	5,700	296,799

		1,621,724

Internet & Catalog Retail 0.8%
HomeAway, Inc. *	8,870	343,269
Shutterfly, Inc. *	22,060	1,266,685

		1,609,954

Internet Software & Services 5.1%
Ancestry.com, Inc. *	21,450	887,816
comScore, Inc. *	26,490	686,091
Constant Contact, Inc. *	58,350	1,480,923
DealerTrack Holdings, Inc. *	85,100	1,953,045
Dice Holdings, Inc. *	118,800	1,606,176
LogMeIn, Inc. *	64,770	2,498,179
RightNow Technologies, Inc. *	29,270	948,348

		10,060,578

Life Sciences Tools & Services 0.9%
Bruker Corp. *	65,840	1,340,502
ICON PLC ADR-IE *	17,590	414,421

		1,754,923

Machinery 7.6%
Chart Industries, Inc. *	14,300	771,914
Gardner Denver, Inc.	37,190	3,125,820
Graco, Inc.	33,700	1,707,242

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Lindsay Corp.	11,020	$758,176
Manitowoc Co., Inc. (The)	40,900	688,756
Robbins & Myers, Inc.	32,310	1,707,584
WABCO Holdings, Inc. *	27,040	1,867,382
Wabtec Corp.	64,460	4,236,311

		14,863,185

Media 0.5%
Imax Corp. *	29,970	971,927

Metals & Mining 1.1%
Allied Nevada Gold Corp. *	28,490	1,007,691
Globe Specialty Metals, Inc.	53,350	1,196,107

		2,203,798

Oil, Gas & Consumable Fuels 0.9%
Approach Resources, Inc. *	15,840	359,093
Brigham Exploration Co. *	26,770	801,226
Oasis Petroleum, Inc. *	20,960	622,093

		1,782,412

Personal Products 0.6%
Elizabeth Arden, Inc. *	42,980	1,247,709

Professional Services 1.5%
Acacia Research Corp. *	52,220	1,915,952
CoStar Group, Inc. *	11,900	705,432
RPX Corp. *	8,450	236,853

		2,858,237

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	13,130	1,238,159

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A *	11,030	646,799
J.B. Hunt Transport Services, Inc.	19,350	911,192

		1,557,991

Semiconductors & Semiconductor Equipment 2.4%
Cavium, Inc. *	31,140	1,357,393
Cypress Semiconductor Corp. *	64,160	1,356,342
Netlogic Microsystems, Inc. *	27,110	1,095,786
Semtech Corp. *	33,600	918,624

		4,728,145

Software 13.2%
Ariba, Inc. *	35,670	1,229,545
Aspen Technology, Inc. *	87,340	1,500,501
BroadSoft, Inc. *	25,910	987,948
CommVault Systems, Inc. *	52,710	2,342,959
Concur Technologies, Inc. *	12,850	643,400
FactSet Research Systems, Inc.	21,875	2,238,250
Fortinet, Inc. *	74,420	2,030,922

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Informatica Corp. *	23,720	$1,385,960
MICROS Systems, Inc. *	65,150	3,238,606
NetSuite, Inc. *	33,780	1,324,176
QLIK Technologies, Inc. *	21,710	739,443
RealD Inc. *	29,000	678,310
RealPage, Inc. *	28,040	742,219
SuccessFactors, Inc. *	37,310	1,096,914
Synchronoss Technologies, Inc. *	85,160	2,702,127
TIBCO Software, Inc. *	56,450	1,638,179
Ultimate Software Group, Inc. *	26,230	1,427,699

		25,947,158

Specialty Retail 4.3%
DSW, Inc., Class A *	11,870	600,741
Lumber Liquidators Holdings, Inc. *	21,800	553,720
Sally Beauty Holdings, Inc. *	52,930	905,103
Tractor Supply Co.	25,640	1,714,803
Ulta Salon Cosmetics & Fragrance, Inc. *	32,270	2,083,996
Vitamin Shoppe, Inc. *	31,180	1,426,797
Zumiez, Inc. *	46,500	1,161,105

		8,446,265

Textiles, Apparel & Luxury Goods 6.1%
Columbia Sportswear Co.	25,800	1,635,720
Lululemon Athletica, Inc. *	12,140	1,357,495
Steven Madden Ltd. *	41,800	1,567,918
Under Armour, Inc., Class A *	54,740	4,231,949
Vera Bradley, Inc. *	43,060	1,644,892
Warnaco Group, Inc. (The) *	28,500	1,489,125

		11,927,099

Trading Companies & Distributors 1.5%
RSC Holdings, Inc. *	78,950	944,242
TAL International Group, Inc.	32,310	1,115,664
Titan Machinery, Inc. *	27,880	802,387

		2,862,293

Total Common Stocks (cost $150,841,477)		190,725,218

Mutual Fund 4.6%

	Shares	Market Value

Money Market Fund 4.6%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (a)	9,020,032	$9,020,032

Total Mutual Fund (cost $9,020,032)		9,020,032

Total Investments (cost $159,861,509) (b) — 101.5%		199,745,250

Liabilities in excess of other assets — (1.5%)		(3,004,254)

NET ASSETS — 100.0%		$196,740,996

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
Assets:
Investments, at value (cost $159,861,509)	$199,745,250
Cash	451
Dividends receivable	1,785
Receivable for investments sold	2,620,393
Receivable for capital shares issued	442,067
Prepaid expenses	3,189

Total Assets	202,813,135

Liabilities:
Payable for investments purchased	5,654,895
Payable for capital shares redeemed	212,361
Accrued expenses and other payables:
Investment advisory fees	145,700
Fund administration fees	10,908
Distribution fees	4,539
Administrative servicing fees	20,588
Accounting and transfer agent fees	974
Custodian fees	330
Compliance program costs (Note 3)	97
Professional fees	11,702
Printing fees	10,045

Total Liabilities	6,072,139

Net Assets	$196,740,996

Represented by:
Capital	$173,079,396
Accumulated distributions in excess of net investment income	(808,281)
Accumulated net realized losses from investment transactions	(15,413,860)
Net unrealized appreciation/(depreciation) from investments	39,883,741

Net Assets	$196,740,996

Net Assets:
Class I Shares	$65,569,087
Class II Shares	23,231,624
Class III Shares	708,821
Class Y Shares	107,231,464

Total	$196,740,996

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,760,198
Class II Shares	1,362,836
Class III Shares	40,859
Class Y Shares	6,118,275

Total	11,282,168

2011 Semiannual Report	9

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Multi - Manager Small Cap Growth Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.44
Class II Shares	$17.05
Class III Shares	$17.35
Class Y Shares	$17.53

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$178,040
Other income	366
Foreign tax withholding	(1,570)

Total Income	176,836

EXPENSES:
Investment advisory fees	840,223
Fund administration fees	66,911
Distribution fees Class II Shares	25,211
Administrative servicing fees Class I Shares	14,476
Administrative servicing fees Class II Shares	6,127
Administrative servicing fees Class III Shares	306
Professional fees	13,451
Printing fees	8,187
Trustee fees	2,708
Custodian fees	2,594
Accounting and transfer agent fees	103
Compliance program costs (Note 3)	372
Other	4,469

Total expenses before earnings credit	985,138

Earnings credit (Note 5)	(21)

Net Expenses	985,117

NET INVESTMENT LOSS	(808,281)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	12,226,078
Net change in unrealized appreciation/(depreciation) from investments	9,088,480

Net realized/unrealized gains from investments	21,314,558

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,506,277

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment loss	$(808,281)	$(961,533)
Net realized gains from investment transactions	12,226,078	15,027,113
Net change in unrealized appreciation from investments	9,088,480	13,964,370

Change in net assets resulting from operations	20,506,277	28,029,950

Change in net assets from capital transactions	20,632,221	33,553,825

Change in net assets	41,138,498	61,583,775

Net Assets:
Beginning of period	155,602,498	94,018,723

End of period	$196,740,996	$155,602,498

Accumulated net investment loss at end of period	$(808,281)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,991,612	$6,704,940
Dividends reinvested	–	–
Cost of shares redeemed	(12,639,959)	(10,524,734)

Total Class I	351,653	(3,819,794)

Class II Shares
Proceeds from shares issued	7,437,778	4,033,129
Dividends reinvested	–	–
Cost of shares redeemed	(4,063,579)	(2,618,490)

Total Class II	3,374,199	1,414,639

Class III Shares
Proceeds from shares issued	472,091	367,088
Dividends reinvested	–	–
Cost of shares redeemed	(377,526)	(146,015)

Total Class III	94,565	221,073

Class Y Shares
Proceeds from shares issued	17,269,534	38,083,987
Dividends reinvested	–	–
Cost of shares redeemed	(457,730)	(2,346,080)

Total Class Y	16,811,804	35,737,907

Change in net assets from capital transactions	$20,632,221	$33,553,825

SHARE TRANSACTIONS:
Class I Shares
Issued	758,572	471,631
Reinvested	–	–
Redeemed	(759,867)	(811,322)

Total Class I Shares	(1,295)	(339,691)

12	Semiannual Report 2011

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class II Shares
Issued	445,925	286,870
Reinvested	–	–
Redeemed	(256,555)	(208,888)

Total Class II Shares	189,370	77,982

Class III Shares
Issued	28,031	25,410
Reinvested	–	–
Redeemed	(22,564)	(10,335)

Total Class III Shares	5,467	15,075

Class Y Shares
Issued	1,027,995	2,856,506
Reinvested	–	–
Redeemed	(27,448)	(176,837)

Total Class Y Shares	1,000,547	2,679,669

Total change in shares	1,194,089	2,433,035

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.43	(0.08)	2.09	2.01	–	–	$17.44	13.03%		$65,569,087	1.11%	(0.91%	)	1.11%	44.50%
Year Ended December 31, 2010(e)	$12.30	(0.12)	3.25	3.13	–	–	$15.43	25.45%		$58,023,723	1.22%	(0.93%	)	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.65	(0.10)	2.75	2.65	–	–	$12.30	27.46%		$50,456,742	1.28%	(1.02%	)	1.28%	115.90%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	$9.65	(46.42%	)	$46,899,774	1.26%	(0.50%	)	1.26%	103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	$18.01	9.75%		$108,218,694	1.22%	(0.83%	)	1.22%	63.09%
Year Ended December 31, 2006	$15.90	(0.14)	0.65	0.51	–	–	$16.41	3.21%		$123,771,355	1.25%	(0.81%	)	1.25%	58.45%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.10	(0.10)	2.05	1.95	–	–	$17.05	12.91%		$23,231,624	1.37%	(1.17%	)	1.37%	44.50%
Year Ended December 31, 2010(e)	$12.07	(0.15)	3.18	3.03	–	–	$15.10	25.10%		$17,719,132	1.47%	(1.18%	)	1.47%	101.39%
Year Ended December 31, 2009(e)	$9.49	(0.13)	2.71	2.58	–	–	$12.07	27.19%		$13,225,952	1.53%	(1.28%	)	1.53%	115.90%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	$9.49	(46.54%	)	$10,778,869	1.52%	(0.78%	)	1.52%	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	$17.75	9.50%		$31,237,254	1.47%	(1.07%	)	1.47%	63.09%
Year Ended December 31, 2006	$15.74	(0.18)	0.65	0.47	–	–	$16.21	2.99%		$19,047,491	1.51%	(1.07%	)	1.51%	58.45%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.35	(0.08)	2.08	2.00	–	–	$17.35	13.03%		$708,821	1.16%	(0.96%	)	1.16%	44.50%
Year Ended December 31, 2010(e)	$12.24	(0.12)	3.23	3.11	–	–	$15.35	25.41%		$543,205	1.22%	(0.92%	)	1.22%	101.39%
Year Ended December 31, 2009(e)	$9.59	(0.10)	2.75	2.65	–	–	$12.24	27.63%		$248,694	1.28%	(1.04%	)	1.28%	115.90%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	$9.59	(46.45%	)	$248,071	1.24%	(0.50%	)	1.24%	103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	$17.91	9.81%		$612,597	1.20%	(0.80%	)	1.20%	63.09%
Year Ended December 31, 2006	$15.80	(0.16)	0.67	0.51	–	–	$16.31	3.23%		$666,901	1.24%	(0.80%	)	1.24%	58.45%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.50	(0.07)	2.10	2.03	–	–	$17.53	13.10%		$107,231,464	1.06%	(0.86%	)	1.06%	44.50%
Year Ended December 31, 2010(e)	$12.34	(0.10)	3.26	3.16	–	–	$15.50	25.61%		$79,316,438	1.07%	(0.75%	)	1.07%	101.39%
Year Ended December 31, 2009(e)	$9.66	(0.09)	2.77	2.68	–	–	$12.34	27.74%		$30,087,335	1.12%	(0.88%	)	1.12%	115.90%
Period Ended December 31, 2008(f)	$14.36	–	(4.70)	(4.70)	–	–	$9.66	(32.73%	)	$8,729,807	1.20%	(0.09%	)	1.20%	103.33%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$190,725,218	$—	$—	$190,725,218
Mutual Fund	9,020,032	—	—	9,020,032
Total	$199,745,250	$—	$—	$199,745,250
*	See Statement of Investments for Identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

16	Semiannual Report 2011

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisors of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Waddell & Reed Investment Management Company
Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below:

Fee Schedule	Advisory Fee (annual rate)
All assets	0.95%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $530,565 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, there were no cumulative potential reimbursements.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;

18	Semiannual Report 2011

and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $372.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the six months ended June 30, 2011, NFS received $20,909 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,307.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $157.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $94,839,442 and sales of $78,419,676 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20	Semiannual Report 2011

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$159,999,323	$42,472,303	$(2,726,376)	$39,745,927

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 8, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

2011 Semiannual Report	21

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

22	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2011

NVIT Multi-Manager Small Cap Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

21	Notes to Financial Statements

30	Supplemental Information

33	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCV (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Small Cap Value Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,049.20	5.64	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class II Shares	Actual		1,000.00	1,046.60	6.90	1.36
	Hypothetical	[b]	1,000.00	1,018.05	6.81	1.36
Class III Shares	Actual		1,000.00	1,049.10	5.64	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class IV Shares	Actual		1,000.00	1,049.20	5.64	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11
Class Y Shares	Actual		1,000.00	1,049.00	4.88	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.81	0.96

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	96.5%
Repurchase Agreement	1.8%
Mutual Fund	1.8%
Exchange Traded Fund	1.7%
U.S. Treasury Note	0.1%
Liabilities in excess of other assets	(1.9%)

100.0%

Top Industries †
Commercial Banks	8.4%
Machinery	6.4%
Real Estate Investment Trusts (REITs)	5.4%
Specialty Retail	5.1%
Thrifts & Mortgage Finance	3.5%
Insurance	3.5%
Health Care Equipment & Supplies	3.4%
Metals & Mining	3.1%
Textiles, Apparel & Luxury Goods	3.1%
Chemicals	3.0%
Other Industries*	55.1%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	1.7%
iShares Russell 2000 Value Index Fund	1.7%
Berry Petroleum Co., Class A	1.2%
Harsco Corp.	1.1%
Wabtec Corp.	1.1%
Kennametal, Inc.	1.0%
Bank of the Ozarks, Inc.	0.9%
G-III Apparel Group Ltd.	0.9%
Warnaco Group, Inc. (The)	0.9%
Monro Muffler Brake, Inc.	0.9%
Other Holdings*	88.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.5%

	Shares	Market Value

Aerospace & Defense 2.9%
BE Aerospace, Inc.*	65,200	$2,660,812
Ceradyne, Inc.*	4,700	183,253
Curtiss-Wright Corp.	43,750	1,416,188
Ducommun, Inc.	10,900	224,213
Esterline Technologies Corp.*	32,400	2,475,360
Hexcel Corp.*	66,390	1,453,277
Kratos Defense & Security Solutions, Inc.* (a)	19,100	232,256
LMI Aerospace, Inc.*	13,700	334,691
Moog, Inc., Class A*	2,075	90,304
Triumph Group, Inc.	14,100	1,404,078

		10,474,432

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	20,600	1,225,906
Pacer International, Inc.*	20,500	96,760
UTi Worldwide, Inc.	56,060	1,103,821

		2,426,487

Airlines 0.7%
Alaska Air Group, Inc.*	15,000	1,026,900
Hawaiian Holdings, Inc.*	37,300	212,610
Republic Airways Holdings, Inc.*	69,400	378,924
US Airways Group, Inc.*	108,300	964,953

		2,583,387

Auto Components 1.5%
Dana Holding Corp.*	64,150	1,173,945
Drew Industries, Inc.	112,636	2,784,362
Federal-Mogul Corp.*	52,900	1,207,707
Superior Industries International, Inc.	11,300	249,843

		5,415,857

Biotechnology 1.2%
Achillion Pharmaceuticals, Inc.*	12,600	93,744
Alkermes, Inc.*	160,161	2,978,995
ARIAD Pharmaceuticals, Inc.*	14,700	166,551
Emergent Biosolutions, Inc.*	5,800	130,790
Incyte Corp Ltd.* (a)	17,000	321,980
Lexicon Pharmaceuticals, Inc.*	213,400	375,584
Pharmasset, Inc.*	1,800	201,960
Targacept, Inc.*	900	18,963

		4,288,567

Building Products 1.2%
Armstrong World Industries, Inc.	31,650	1,441,974
Gibraltar Industries, Inc.*	125,842	1,424,531
Simpson Manufacturing Co., Inc.	47,000	1,403,890
Trex Co., Inc.* (a)	1,600	39,168

		4,309,563

Common Stocks (continued)

	Shares	Market Value

Capital Markets 1.3%
American Capital Ltd.*	29,500	$292,935
Artio Global Investors, Inc.	15,800	178,540
BGC Partners, Inc., Class A	49,200	380,316
BlackRock Kelso Capital Corp.	1,167	10,468
Cowen Group, Inc., Class A* (a)	117,633	442,301
Duff & Phelps Corp., Class A	41,043	526,581
Edelman Financial Group, Inc. (a)	6,300	49,707
GFI Group, Inc.	12,100	55,539
Gladstone Capital Corp. (a)	6,500	60,060
Gleacher & Co., Inc.*	125,100	255,204
Knight Capital Group, Inc., Class A*	20,600	227,012
MCG Capital Corp. (a)	25,772	156,694
Oppenheimer Holdings, Inc., Class A (a)	2,200	62,062
Prospect Capital Corp. (a)	59,944	606,033
SWS Group, Inc.	9,000	53,910
TICC Capital Corp. (a)	470	4,512
Waddell & Reed Financial, Inc., Class A	31,800	1,155,930

		4,517,804

Chemicals 3.1%
Chemtura Corp.*	95,039	1,729,710
Georgia Gulf Corp.*	45,100	1,088,714
H.B. Fuller Co.	14,000	341,880
Innophos Holdings, Inc.	6,400	312,320
Koppers Holdings, Inc.	3,600	136,548
Kraton Performance Polymers, Inc.*	3,800	148,846
Methanex Corp.	57,548	1,805,856
Minerals Technologies, Inc.	200	13,258
Nalco Holding Co.	72,450	2,014,835
Olin Corp.	4,000	90,640
PolyOne Corp.	28,300	437,801
Rockwood Holdings, Inc.*	6,400	353,856
Solutia, Inc.*	16,600	379,310
Valspar Corp.	57,020	2,056,141
Westlake Chemical Corp.	1,300	67,470

		10,977,185

Commercial Banks 8.5%
1st Source Corp.	2,300	47,702
Alliance Financial Corp.	2,200	67,166
Banco Latinoamericano de Comercio Exterior SA, Class E	8,500	147,220
Bank of Hawaii Corp.	22,550	1,049,026
Bank of the Ozarks, Inc.	65,340	3,401,600
Boston Private Financial Holdings, Inc.	163,361	1,074,915
Camden National Corp.	1,800	59,058
Canadian Western Bank	97,500	3,113,692
CapitalSource, Inc.	474,987	3,063,666
Cathay General Bancorp	12,700	208,153
Chemical Financial Corp.	5,155	96,708
Citizens & Northern Corp.	7,600	114,532
Citizens Republic Bancorp, Inc.*	424,347	292,842
City Holding Co. (a)	10,000	330,300

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
CNB Financial Corp.	1,600	$22,224
CoBiz Financial, Inc.	12,800	83,712
Columbia Banking System, Inc.	6,130	105,559
Community Bank System, Inc.	5,800	143,782
Community Trust Bancorp, Inc.	9,670	268,052
CVB Financial Corp. (a)	61,100	565,175
East West Bancorp, Inc.	8,200	165,722
Enterprise Financial Services Corp.	6,500	87,945
Financial Institutions, Inc.	10,700	175,694
First Bancorp, Inc. (a)	800	11,888
First Bancorp, North Carolina (a)	2,200	22,528
First Busey Corp.	25,900	137,011
First Commonwealth Financial Corp.	123,600	709,464
First Community Bancshares, Inc. (a)	15,300	214,200
First Financial Bancorp	40,900	682,621
First Financial Corp.	3,300	108,042
First Merchants Corp.	9,800	87,612
First Midwest Bancorp, Inc.	11,000	135,190
First of Long Island Corp. (The)	1,800	50,202
FirstMerit Corp.	7,185	118,624
FNB Corp.	39,900	412,965
German American Bancorp, Inc.	1,800	29,844
Hanmi Financial Corp.*	80,300	85,921
Heartland Financial USA, Inc.	2,300	33,465
Hudson Valley Holding Corp.	2,526	48,777
IBERIABANK Corp.	4,900	282,436
Independent Bank Corp.	9,800	257,250
Investors Bancorp, Inc.*	83,650	1,187,830
Lakeland Bancorp, Inc. (a)	13,800	137,724
Lakeland Financial Corp.	5,300	117,978
MainSource Financial Group, Inc.	15,100	125,330
Merchants Bancshares, Inc.	3,100	75,857
Nara Bancorp, Inc.*	8,100	65,853
National Penn Bancshares, Inc.	24,045	190,677
NBT Bancorp, Inc.	8,400	185,892
Oriental Financial Group, Inc.	33,400	430,526
Orrstown Financial Services, Inc.	4,000	105,240
PacWest Bancorp	8,700	178,959
Park National Corp. (a)	2,200	144,892
Peoples Bancorp, Inc. (a)	5,800	65,366
Pinnacle Financial Partners, Inc.*	43,900	683,084
Renasant Corp.	10,600	153,594
Republic Bancorp, Inc., Class A	3,855	76,714
S&T Bancorp, Inc.	5,100	94,809
Sierra Bancorp	16,900	191,308
Simmons First National Corp., Class A	2,900	74,414
Southside Bancshares, Inc. (a)	6,440	127,838
Southwest Bancorp, Inc.*	23,700	232,023
State Bancorp, Inc.	4,100	54,694
StellarOne Corp.	7,400	89,614
Sterling Bancshares, Inc.	16,800	137,088
Suffolk Bancorp	2,100	29,316
Susquehanna Bancshares, Inc.	27,100	216,800
SY Bancorp, Inc.	3,400	79,050

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Texas Capital Bancshares, Inc.*	82,950	$2,142,599
Tompkins Financial Corp.	2,700	105,948
Tower Bancorp, Inc.	200	5,480
Trico Bancshares	300	4,380
Trustmark Corp. (a)	7,800	182,598
United Bankshares, Inc. (a)	2,900	70,992
United Community Banks, Inc.* (a)	30,792	325,164
Univest Corp. of Pennsylvania	57,814	903,633
Washington Trust Bancorp, Inc.	4,000	91,880
WesBanco, Inc.	6,700	131,722
West Bancorp, Inc. (a)	12,200	107,482
West Coast Bancorp*	7,200	120,672
Wilshire Bancorp, Inc.*	46,700	137,298
Wintrust Financial Corp.	85,240	2,743,023

		30,437,826

Commercial Services & Supplies 1.1%
ABM Industries, Inc.	3,800	88,692
ACCO Brands Corp.*	6,000	47,100
Cenveo, Inc.*	25,100	160,640
Clean Harbors, Inc.*	18,464	1,906,408
Deluxe Corp.	42,000	1,037,820
Knoll, Inc.	10,900	218,763
Metalico, Inc.*	21,800	128,620
Team, Inc.*	9,800	236,474
United Stationers, Inc.	6,700	237,381

		4,061,898

Communications Equipment 1.7%
Arris Group, Inc.*	40,736	472,945
Black Box Corp.	12,400	387,748
Comtech Telecommunications Corp.	7,900	221,516
Digi International, Inc.*	9,900	128,700
Harmonic, Inc.*	223,610	1,616,700
Oplink Communications, Inc.*	4,700	87,561
Plantronics, Inc.	8,800	321,464
Symmetricom, Inc.*	17,600	102,608
Tekelec*	8,500	77,605
Tellabs, Inc.	560,280	2,582,891

		5,999,738

Computers & Peripherals 0.5%
Diebold, Inc.	40,750	1,263,658
Electronics for Imaging, Inc.*	12,900	222,138
Fusion-io, Inc.* (a)	7,500	225,675
Imation Corp.*	11,600	109,504
Rimage Corp.	3,600	48,348

		1,869,323

Construction & Engineering 0.6%
EMCOR Group, Inc.*	32,700	958,437
MasTec, Inc.*	67,900	1,338,988

		2,297,425

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 0.8%
Advance America Cash Advance
Centers, Inc.	10,100	$69,589
Cash America International, Inc.	15,500	896,985
CompuCredit Holdings Corp.*	100	232
Dollar Financial Corp.*	23,085	499,790
Imperial Holdings, Inc.*	12,200	123,952
Nelnet, Inc., Class A	19,300	425,758
World Acceptance Corp.*	11,700	767,169

		2,783,475

Containers & Packaging 1.1%
Boise, Inc.	1,100	8,569
Graphic Packaging Holding Co.*	78,800	428,672
Rock-Tenn Co., Class A	11,100	736,374
Silgan Holdings, Inc.	48,470	1,985,816
Temple-Inland, Inc.	30,500	907,070

		4,066,501

Distributors 0.1%
Core-Mark Holding Co., Inc.*	6,700	239,190

Diversified Consumer Services 0.6%
Lincoln Educational Services Corp.	30,300	519,645
Mac-Gray Corp.	5,800	89,610
Service Corp. International	120,230	1,404,286
Stewart Enterprises, Inc., Class A	30,800	224,840

		2,238,381

Diversified Financial Services 0.4%
Encore Capital Group, Inc.*	5,300	162,816
Marlin Business Services Corp.*	2,300	29,095
PHH Corp.*	52,400	1,075,248

		1,267,159

Diversified Telecommunication Services 0.5%
Boingo Wireless, Inc.* (a)	6,300	57,204
Cincinnati Bell, Inc.*	176,100	584,652
Consolidated Communications Holdings, Inc.	33,800	657,072
Premiere Global Services, Inc.*	76,300	608,874

		1,907,802

Electric Utilities 1.6%
Central Vermont Public Service Corp.	4,200	151,830
Cleco Corp.	15,300	533,205
El Paso Electric Co.	16,400	529,720
IDACORP, Inc.	20,300	801,850
MGE Energy, Inc.	4,700	190,491
Portland General Electric Co.	20,400	515,712
UIL Holdings Corp.	4,633	149,878
Unisource Energy Corp.	19,900	742,867
Westar Energy, Inc.	81,300	2,187,783

		5,803,336

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.9%
Belden, Inc.	2,000	$69,720
EnerSys*	19,900	684,958
Regal-Beloit Corp.	7,700	514,129
Woodward, Inc.	60,300	2,102,058

		3,370,865

Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.*	10,800	90,072
Anixter International, Inc.	3,800	248,292
Benchmark Electronics, Inc.*	6,225	102,713
Brightpoint, Inc.*	6,500	52,715
Checkpoint Systems, Inc.*	6,000	107,280
Daktronics, Inc.	9,800	105,742
DDi Corp.	1,400	13,356
DTS, Inc.*	34,560	1,401,408
Insight Enterprises, Inc.*	12,800	226,688
Littelfuse, Inc.	42,082	2,471,055
Mercury Computer Systems, Inc.*	7,300	136,364
MTS Systems Corp.	28,500	1,192,155
NAPCO Security Technologies, Inc.*	177,953	528,520
NeoPhotonics Corp.*	3,500	24,220
RadiSys Corp.*	11,200	81,648
SYNNEX Corp.*	9,300	294,810
TTM Technologies, Inc.*	21,000	336,420

		7,413,458

Energy Equipment & Services 2.8%
Cal Dive International, Inc.*	211,960	1,267,521
Complete Production Services, Inc.*	59,300	1,978,248
Dril-Quip, Inc.*	16,260	1,102,916
Global Industries Ltd.*	6,800	37,264
Gulf Island Fabrication, Inc.	1,300	41,964
Gulfmark Offshore, Inc., Class A*	13,500	596,565
Helix Energy Solutions Group, Inc.*	14,900	246,744
Newpark Resources, Inc.*	12,000	108,840
RPC, Inc. (a)	7,780	190,921
TETRA Technologies, Inc.*	206,200	2,624,926
Tidewater, Inc.	32,590	1,753,668

		9,949,577

Food & Staples Retailing 0.3%
Andersons, Inc. (The)	8,600	363,350
Spartan Stores, Inc.	31,200	609,336

		972,686

Food Products 1.8%
B&G Foods, Inc.	10,200	210,324
Corn Products International, Inc.	43,250	2,390,860
Darling International, Inc.*	18,800	332,760
Dole Food Co., Inc.* (a)	9,300	125,736
Smithfield Foods, Inc.*	61,040	1,334,945
TreeHouse Foods, Inc.*	38,200	2,086,102

		6,480,727

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 0.8%
Chesapeake Utilities Corp.	3,300	$132,099
Laclede Group, Inc. (The)	7,400	279,942
New Jersey Resources Corp.	12,650	564,317
South Jersey Industries, Inc.	6,200	336,722
Southwest Gas Corp.	19,500	752,895
WGL Holdings, Inc.	17,500	673,575

		2,739,550

Health Care Equipment & Supplies 3.4%
Alere, Inc.*	27,930	1,022,796
Cantel Medical Corp.	13,000	349,830
Dynavox, Inc., Class A*	6,400	48,640
Greatbatch, Inc.*	23,100	619,542
Haemonetics Corp.*	20,210	1,300,918
Hill-Rom Holdings, Inc.	59,700	2,748,588
Invacare Corp.	4,100	136,079
MAKO Surgical Corp.*	43,900	1,305,147
RTI Biologics, Inc.*	27,000	73,170
SonoSite, Inc.*	48,900	1,719,813
Teleflex, Inc.	48,800	2,979,728

		12,304,251

Health Care Providers & Services 2.8%
AMERIGROUP Corp.*	13,700	965,439
Bio-Reference Labs, Inc.*	65,758	1,374,342
Five Star Quality Care, Inc.*	88,400	513,604
Gentiva Health Services, Inc.*	12,200	254,126
Healthspring, Inc.*	6,400	295,104
Healthways, Inc.*	16,700	253,506
Kindred Healthcare, Inc.*	2,025	43,477
Landauer, Inc.	13,470	829,617
LHC Group, Inc.*	80,690	1,860,712
Magellan Health Services, Inc.*	7,200	394,128
Molina Healthcare, Inc.*	700	18,984
PharMerica Corp.*	72,200	921,272
Sun Healthcare Group, Inc.*	159,458	1,278,853
Triple-S Management Corp., Class B*	25,400	551,942
Vanguard Health Systems, Inc.* (a)	29,900	513,383

		10,068,489

Health Care Technology 0.1%
ePocrates, Inc.* (a)	8,900	164,116

Hotels, Restaurants & Leisure 2.3%
Domino’s Pizza, Inc.*	41,300	1,042,412
Isle of Capri Casinos, Inc.*	37,400	330,990
Multimedia Games, Inc.*	174,020	791,791
P.F. Chang’s China Bistro, Inc.	31,100	1,251,464
Papa John’s International, Inc.*	700	23,282
Penn National Gaming, Inc.*	48,440	1,954,070
Scientific Games Corp., Class A*	33,600	347,424
Shuffle Master, Inc.*	110,621	1,034,859

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	4,300	$60,974
WMS Industries, Inc.*	44,750	1,374,720

		8,211,986

Household Durables 1.7%
Blyth, Inc.	5,200	261,820
Ethan Allen Interiors, Inc.	95,800	2,039,582
Helen of Troy Ltd.*	43,800	1,512,414
La-Z-Boy, Inc.*	1,200	11,844
Lifetime Brands, Inc.	3,700	43,438
Ryland Group, Inc.	78,550	1,298,431
Tupperware Brands Corp.	11,924	804,274

		5,971,803

Industrial Conglomerates 0.0%†
Standex International Corp.	3,300	101,211

Information Technology Services 1.4%
Alliance Data Systems Corp.*	11,610	1,092,153
CIBER, Inc.*	28,300	157,065
CSG Systems International, Inc.*	6,200	114,576
Forrester Research, Inc.	16,519	544,466
Gartner, Inc.*	4,000	161,160
Global Cash Access Holdings, Inc.*	25,700	81,726
Mantech International Corp., Class A	10,400	461,968
NeuStar, Inc., Class A*	66,250	1,735,750
ServiceSource International, Inc.* (a)	6,800	151,096
SRA International, Inc., Class A*	9,800	303,016
TeleTech Holdings, Inc.*	3,500	73,780
Unisys Corp.*	4,900	125,930

		5,002,686

Insurance 3.5%
Alterra Capital Holdings Ltd.	13,300	296,590
American Equity Investment Life Holding Co.	81,600	1,037,136
American Safety Insurance Holdings Ltd.*	1,200	22,968
AMERISAFE, Inc.*	57,436	1,299,202
Amtrust Financial Services, Inc.	14,000	318,920
Arthur J. Gallagher & Co.	57,100	1,629,634
Aspen Insurance Holdings Ltd.	93,080	2,394,948
Assured Guaranty Ltd.	22,400	365,344
CNO Financial Group, Inc.*	159,400	1,260,854
Delphi Financial Group, Inc., Class A	21,675	633,127
FBL Financial Group, Inc., Class A	5,800	186,470
Hanover Insurance Group, Inc. (The)	27,000	1,018,170
Horace Mann Educators Corp.	1,600	24,976
Meadowbrook Insurance Group, Inc.	19,500	193,245
National Financial Partners Corp.*	52,000	600,080
ProAssurance Corp.*	2,000	140,000
Selective Insurance Group, Inc.	12,900	209,883
Tower Group, Inc.	1,468	34,968
Validus Holdings Ltd.	31,220	966,259

		12,632,774

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 0.2%
Cornerstone OnDemand, Inc.* (a)	9,300	$164,145
Demand Media, Inc.* (a)	2,900	39,295
Responsys, Inc.*	3,200	56,736
United Online, Inc.	60,000	361,800

		621,976

Leisure Equipment & Products 0.1%
JAKKS Pacific, Inc.*	28,100	517,321

Life Sciences Tools & Services 0.0%†
Pacific Biosciences of California, Inc.* (a)	5,800	67,860

Machinery 6.6%
Altra Holdings, Inc.*	5,500	131,945
Briggs & Stratton Corp.	40,300	800,358
Cascade Corp.	1,000	47,570
CIRCOR International, Inc.	700	29,981
Douglas Dynamics, Inc.	70,720	1,116,669
Dynamic Materials Corp.	65,991	1,479,518
EnPro Industries, Inc.*	24,300	1,168,101
FreightCar America, Inc.*	100,310	2,541,855
Harsco Corp.	127,244	4,148,154
Kadant, Inc.*	5,900	185,909
Kaydon Corp.	25,950	968,454
Kennametal, Inc.	85,109	3,592,451
LB Foster Co., Class A	5,100	167,841
Mueller Industries, Inc.	50,950	1,931,515
Terex Corp.*	42,697	1,214,730
Wabtec Corp.	59,120	3,885,366

		23,410,417

Marine 0.0%†
Excel Maritime Carriers Ltd.* (a)	27,900	86,490

Media 0.2%
Entercom Communications Corp., Class A*	26,900	233,492
Journal Communications, Inc., Class A*	32,200	166,474
LIN TV Corp., Class A*	14,100	68,667
LodgeNet Interactive Corp.*	16,900	51,207
McClatchy Co. (The), Class A* (a)	43,500	122,235
Pandora Media, Inc.* (a)	5,400	102,114

		744,189

Metals & Mining 3.1%
AK Steel Holding Corp.	145,500	2,293,080
Century Aluminum Co.*	25,700	402,205
Coeur d’Alene Mines Corp.*	29,600	718,096
Compass Minerals International, Inc.	20,200	1,738,614
Gold Resource Corp. (a)	400	9,972
Haynes International, Inc.	32,169	1,992,226
Kaiser Aluminum Corp.	18,900	1,032,318
RTI International Metals, Inc.*	26,300	1,009,131

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Worthington Industries, Inc.	85,000	$1,963,500

		11,159,142

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The) (a)	14,600	141,912
Dillard’s, Inc., Class A	7,100	370,194

		512,106

Multi-Utilities 0.9%
CMS Energy Corp.	55,000	1,082,950
NorthWestern Corp.	15,700	519,827
Vectren Corp.	62,900	1,752,394

		3,355,171

Oil, Gas & Consumable Fuels 3.0%
Approach Resources, Inc.*	67,590	1,532,265
Berry Petroleum Co., Class A	81,740	4,342,846
Brigham Exploration Co.*	5,800	173,594
Cloud Peak Energy, Inc.*	18,800	400,440
CVR Energy, Inc.*	29,400	723,828
DHT Holdings, Inc.	42,600	163,158
Energy Partners Ltd.*	6,900	102,189
EXCO Resources, Inc.	22,400	395,360
Frontline Ltd. (a)	3,800	56,012
Gevo, Inc.*	1,000	15,730
Green Plains Renewable Energy, Inc.* (a)	24,600	265,434
Gulfport Energy Corp.*	9,500	282,055
Infinity Bio-Energy Ltd.* (b)	155,500	0
KiOR, Inc., Class A* (a)	17,900	271,185
Knightsbridge Tankers Ltd.	900	19,827
PetroQuest Energy, Inc.*	15,200	106,704
Solazyme, Inc.* (a)	3,100	71,207
Stone Energy Corp.*	6,800	206,652
Swift Energy Co.*	3,400	126,718
VAALCO Energy, Inc.*	16,100	96,922
W&T Offshore, Inc.	32,700	854,124
Warren Resources, Inc.*	23,900	91,059
Westmoreland Coal Co.*	3,300	58,575
World Fuel Services Corp.	11,700	420,381

		10,776,265

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.	33,600	906,528
Domtar Corp.	2,700	255,744
Schweitzer-Mauduit International, Inc.	1,300	72,995

		1,235,267

Personal Products 0.1%
Prestige Brands Holdings, Inc.*	25,900	332,556
Revlon, Inc., Class A*	6,200	104,160

		436,716

10	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.*	52,054	$2,091,009
Par Pharmaceutical Cos., Inc.*	10,000	329,800
Sagent Pharmaceuticals, Inc.* (a)	14,700	396,606
ViroPharma, Inc.*	69,300	1,282,050

		4,099,465

Professional Services 0.6%
Dolan Co. (The)*	10,700	90,629
GP Strategies Corp.*	7,600	103,816
IHS, Inc., Class A*	6,440	537,225
Kelly Services, Inc., Class A*	21,600	356,400
Navigant Consulting, Inc.*	13,400	140,566
Resources Connection, Inc.	69,250	833,770
VSE Corp.	2,300	57,270

		2,119,676

Real Estate Investment Trusts (REITs) 5.5%
American Campus Communities, Inc.	19,300	685,536
American Capital Agency Corp.	36,900	1,074,159
Anworth Mortgage Asset Corp.	130,000	976,300
Ashford Hospitality Trust, Inc.	98,400	1,225,080
Associated Estates Realty Corp.	2,300	37,375
CapLease, Inc.	21,400	105,074
Capstead Mortgage Corp.	72,700	974,180
CBL & Associates Properties, Inc.	7,800	141,414
Colonial Properties Trust	14,536	296,534
Cousins Properties, Inc.	31,200	266,448
DCT Industrial Trust, Inc.	92,300	482,729
Developers Diversified Realty Corp.	13,100	184,710
DiamondRock Hospitality Co.	10,980	117,816
EastGroup Properties, Inc.	4,700	199,797
Education Realty Trust, Inc.	5,800	49,706
Entertainment Properties Trust	7,500	350,250
Equity Lifestyle Properties, Inc.	5,500	343,420
Extra Space Storage, Inc.	8,000	170,640
FelCor Lodging Trust, Inc.*	22,300	118,859
First Industrial Realty Trust, Inc.*	95,700	1,095,765
Getty Realty Corp. (a)	6,900	174,087
Healthcare Realty Trust, Inc.	86,840	1,791,509
Home Properties, Inc.	2,200	133,936
Inland Real Estate Corp.	6,100	53,863
Invesco Mortgage Capital, Inc.	8,300	175,379
LaSalle Hotel Properties	5,300	139,602
Lexington Realty Trust (a)	130,783	1,194,049
LTC Properties, Inc.	8,400	233,688
MFA Financial, Inc.	85,300	685,812
MPG Office Trust, Inc.* (a)	400	1,144
National Retail Properties, Inc.	12,400	303,924
Omega Healthcare Investors, Inc.	17,300	363,473
Parkway Properties, Inc.	47,100	803,526
Pennsylvania Real Estate Investment Trust	43,350	680,595
PS Business Parks, Inc.	2,400	132,240

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	14,000	$173,320
Sabra Health Care REIT, Inc.	132,858	2,220,057
Senior Housing Properties Trust	30,100	704,641
Sun Communities, Inc.	7,500	279,825
Sunstone Hotel Investors, Inc.*	21,805	202,132
Winthrop Realty Trust	11,600	138,504

		19,481,098

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	12,570	1,185,351

Road & Rail 0.8%
Amerco, Inc.*	4,000	384,600
Con-way, Inc.	37,050	1,437,911
Genesee & Wyoming, Inc., Class A*	9,911	581,181
Heartland Express, Inc.	8,200	135,792
Quality Distribution, Inc.*	21,100	274,722
Zipcar, Inc.* (a)	2,200	44,902

		2,859,108

Semiconductors & Semiconductor Equipment 2.5%
Amkor Technology, Inc.*	134,600	830,482
DSP Group, Inc.*	11,300	98,310
Entegris, Inc.*	29,338	296,901
FEI Co.*	6,400	244,416
Integrated Silicon Solution, Inc.*	12,700	122,809
IXYS Corp.*	6,500	97,370
LTX-Credence Corp.*	16,200	144,828
Mindspeed Technologies, Inc.* (a)	24,600	196,800
MKS Instruments, Inc.	7,300	192,866
Photronics, Inc.*	9,400	79,618
PMC-Sierra, Inc.*	22,400	169,568
Semtech Corp.*	5,600	153,104
Sigma Designs, Inc.*	12,900	98,556
Silicon Laboratories, Inc.*	45,500	1,877,330
Skyworks Solutions, Inc.*	6,100	140,178
Supertex, Inc.*	41,450	928,480
Teradyne, Inc.*	101,000	1,494,800
Varian Semiconductor Equipment Associates, Inc.*	27,800	1,708,032
Veeco Instruments, Inc.* (a)	4,400	213,004

		9,087,452

Software 2.6%
Actuate Corp.*	236,650	1,384,402
Advent Software, Inc.*	19,492	549,090
Aspen Technology, Inc.*	11,800	202,724
EPIQ Systems, Inc.	8,700	123,714
JDA Software Group, Inc.*	21,189	654,528
Netscout Systems, Inc.*	4,200	87,738
Quest Software, Inc.*	4,900	111,377
S1 Corp.*	224,120	1,676,418
Smith Micro Software, Inc.*	900	3,789

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Solera Holdings, Inc.	35,850	$2,120,886
Take-Two Interactive Software, Inc.*	75,500	1,153,640
TeleCommunication Systems, Inc., Class A*	16,500	79,695
THQ, Inc.*	295,355	1,069,185

		9,217,186

Specialty Retail 5.2%
Asbury Automotive Group, Inc.*	62,800	1,163,684
Ascena Retail Group, Inc.*	72,500	2,468,625
Cabela’s, Inc.*	55,000	1,493,250
Conn’s, Inc.* (a)	53,525	462,991
Express, Inc.	80,300	1,750,540
Finish Line, Inc. (The), Class A	31,800	680,520
Jos. A. Bank Clothiers, Inc.*	25,450	1,272,755
Monro Muffler Brake, Inc.	86,800	3,236,772
OfficeMax, Inc.*	168,500	1,322,725
Rent-A-Center, Inc.	26,100	797,616
Select Comfort Corp.*	11,800	212,164
Sonic Automotive, Inc., Class A	89,700	1,314,105
Stage Stores, Inc.	59,050	992,040
Tractor Supply Co.	21,000	1,404,480

		18,572,267

Textiles, Apparel & Luxury Goods 3.1%
G-III Apparel Group Ltd.*	97,050	3,346,284
Iconix Brand Group, Inc.*	81,850	1,980,770
Maidenform Brands, Inc.*	8,616	238,319
Oxford Industries, Inc. (a)	16,800	567,168
Perry Ellis International, Inc.*	65,100	1,643,775
Warnaco Group, Inc. (The)*	63,850	3,336,162

		11,112,478

Thrifts & Mortgage Finance 3.6%
BankFinancial Corp.	4,900	41,503
BankUnited, Inc.	36,200	960,748
Berkshire Hills Bancorp, Inc.	5,600	125,384
Brookline Bancorp, Inc.	183,600	1,701,972
Capitol Federal Financial, Inc.	2,500	29,400
Dime Community Bancshares	6,950	101,053
First Niagara Financial Group, Inc.	141,696	1,870,387
Flushing Financial Corp.	97,400	1,266,200
MGIC Investment Corp.*	16,300	96,985
OceanFirst Financial Corp. (a)	6,000	77,700
Ocwen Financial Corp.*	177,820	2,268,983
PMI Group, Inc. (The)*	17,000	18,190
Provident Financial Services, Inc.	12,200	174,704
Radian Group, Inc.	27,600	116,748
Trustco Bank Corp.	14,100	69,090

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
ViewPoint Financial Group	87,150	$1,202,670
Washington Federal, Inc.	151,270	2,485,366
WSFS Financial Corp.	2,500	99,125

		12,706,208

Trading Companies & Distributors 1.5%
Aceto Corp.	165,471	1,110,310
Aircastle Ltd.	16,600	211,152
Applied Industrial Technologies, Inc.	26,650	949,007
Beacon Roofing Supply, Inc.*	106,640	2,433,525
Interline Brands, Inc.*	8,200	150,634
Rush Enterprises, Inc., Class A*	600	11,418
SeaCube Container Leasing Ltd.	21,600	371,088

		5,237,134

Water Utilities 0.1%
American States Water Co.	2,700	93,582
California Water Service Group	4,500	84,195
York Water Co. (The)	4,300	71,165

		248,942

Wireless Telecommunication Services 0.8%
NTELOS Holdings Corp.	104,536	2,134,625
Shenandoah Telecommunications Co.	42,559	724,353

		2,858,978

Total Common Stocks (cost $285,974,588)		345,057,778

Exchange Traded Fund 1.7%
Equity 1.7%
iShares Russell 2000 Value Index Fund	82,862	6,082,899

Total Exchange Traded Funds (cost $6,028,157)		6,082,899

U.S. Treasury Note 0.1%

	Principal Amount	Market Value

U.S. Treasury Note,
0.75%, 11/30/11 (c)	$325,000	$325,876

Total U.S. Treasury Note (cost $325,654)		325,876

12	Semiannual Report 2011

Mutual Fund 1.8%

	Shares	Market Value

Money Market Fund 1.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	6,325,449	$6,325,449

Total Mutual Fund (cost $6,325,449)		6,325,449

Repurchase Agreement 1.8%

	Principal Amount	Market Value

Goldman Sachs & Co., 0. 03%, dated 06/30/11, due 07/01/11, repurchase price $6,401,468, collateralized by U.S. Government Agency Mortgage Securities ranging 0.00% — 4.00%, maturing 8/20/2011 — 6/15/2041; total market value of $6,527,101. (e)	$6,401,463	$6,401,463

Total Repurchase Agreement (cost $6,401,463)		6,401,463

Total Investments (cost $305,055,311) (f) — 101.9%		364,193,465

Liabilities in excess of other assets — (1.9%)		(6,685,793)

NET ASSETS — 100.0%		$357,507,673

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $6,277,158.

(b)	Fair Valued Security.

(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $6,401,463.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
23	Russell 2000 Mini Future	09/16/11	$1,898,420	$50,579

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Cap Value Fund
Assets:
Investments, at value* (cost $298,653,848)	$357,792,002
Repurchase agreement, at value and cost	6,401,463

Total Investments	364,193,465

Foreign currencies, at value (cost $1,415)	1,415
Interest and dividends receivable	383,735
Security lending income receivable	11,213
Receivable for investments sold	5,111,823
Receivable for capital shares issued	320,124
Receivable for variation margin on futures contracts	14,950
Prepaid expenses	4,907

Total Assets	370,041,632

Liabilities:
Payable for investments purchased	5,438,355
Payable for capital shares redeemed	341,388
Cash overdraft (Note 2)	9
Payable upon return of securities loaned (Note 2)	6,401,463
Accrued expenses and other payables:
Investment advisory fees	250,522
Fund administration fees	14,479
Distribution fees	5,686
Administrative servicing fees	43,732
Accounting and transfer agent fees	2,677
Custodian fees	2,159
Compliance program costs (Note 3)	240
Professional fees	14,909
Printing fees	18,340

Total Liabilities	12,533,959

Net Assets	$357,507,673

Represented by:
Capital	$366,596,511
Accumulated undistributed net investment income	364,438
Accumulated net realized losses from investment, futures and foreign currency transactions	(68,642,009)
Net unrealized appreciation/(depreciation) from investments	59,138,154
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	50,579

Net Assets	$357,507,673

Net Assets:
Class I Shares	$203,309,514
Class II Shares	28,379,542
Class III Shares	951,212
Class IV Shares	23,959,172
Class Y Shares	100,908,233

Total	$357,507,673

*	Includes value of securities on loan of $6,277,158 (Note 2)

14	Semiannual Report 2011

NVIT Multi- Manager Small Cap Value Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,620,878
Class II Shares	2,636,651
Class III Shares	86,966
Class IV Shares	2,194,593
Class Y Shares	9,231,834

Total	32,770,922

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.92
Class II Shares	$10.76
Class III Shares	$10.94
Class IV Shares	$10.92
Class Y Shares	$10.93

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$2,340,424
Income from securities lending (Note 2)	61,399
Interest income	386
Other income	383
Foreign tax withholding	(9,609)

Total Income	2,392,983

EXPENSES:
Investment advisory fees	1,560,542
Fund administration fees	90,638
Distribution fees Class II Shares	35,957
Administrative servicing fees Class I Shares	158,298
Administrative servicing fees Class II Shares	21,575
Administrative servicing fees Class III Shares	723
Administrative servicing fees Class IV Shares	18,173
Professional fees	16,076
Printing fees	11,047
Trustee fees	6,350
Custodian fees	5,530
Accounting and transfer agent fees	747
Compliance program costs (Note 3)	716
Other	6,041

Total expenses before earnings credit	1,932,413

Earnings credit (Note 5)	(58)

Net Expenses	1,932,355

NET INVESTMENT INCOME	460,628

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	20,023,162
Net realized gains from futures transactions (Note 2)	12,175
Net realized gains from foreign currency transactions (Note 2)	337

Net realized gains from investment, futures and foreign currency transactions	20,035,674

Net change in unrealized appreciation/(depreciation) from investments	(3,560,448)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(8,117)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(138)

Net change in unrealized appreciation/(depreciation) from investments	(3,568,703)

Net realized/unrealized gains from investments and foreign currency transactions	16,466,971

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,927,599

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$460,628	$2,464,052
Net realized gains from investment, futures and foreign currency transactions	20,035,674	26,908,373
Net change in unrealized appreciation/(depreciation) from investments	(3,568,703)	45,192,601

Change in net assets resulting from operations	16,927,599	74,565,026

Distributions to Shareholders From:
Net investment income:
Class I	(852,067)	(1,223,561)
Class II	(83,631)	(116,766)
Class III	(3,449)	(3,987)
Class IV	(98,527)	(135,140)
Class Y	(440,427)	(371,730)

Change in net assets from shareholder distributions	(1,478,101)	(1,851,184)

Change in net assets from capital transactions	(11,074,951)	(12,026,251)

Change in net assets	4,374,547	60,687,591

Net Assets:
Beginning of period	353,133,126	292,445,535

End of period	$357,507,673	$353,133,126

Accumulated undistributed net investment income at end of period	$364,438	$1,381,911

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,302,690	$7,753,792
Dividends reinvested	852,066	1,223,561
Cost of shares redeemed	(30,316,203)	(44,898,276)

Total Class I	(26,161,447)	(35,920,923)

Class II Shares
Proceeds from shares issued	1,798,231	5,027,935
Dividends reinvested	83,631	116,766
Cost of shares redeemed	(3,051,388)	(13,468,325)

Total Class II	(1,169,526)	(8,323,624)

Class III Shares
Proceeds from shares issued	209,222	829,754
Dividends reinvested	3,449	3,987
Cost of shares redeemed	(379,451)	(470,518)

Total Class III	(166,780)	363,223

Class IV Shares
Proceeds from shares issued	597,523	845,074
Dividends reinvested	98,527	135,140
Cost of shares redeemed	(1,830,225)	(5,434,232)

Total Class IV	(1,134,175)	(4,454,018)

2011 Semiannual Report	17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	$17,606,744	$38,083,928
Dividends reinvested	440,427	371,730
Cost of shares redeemed	(490,194)	(2,146,567)

Total Class Y	17,556,977	36,309,091

Change in net assets from capital transactions	$(11,074,951)	$(12,026,251)

SHARE TRANSACTIONS:
Class I Shares
Issued	308,110	849,636
Reinvested	79,426	129,583
Redeemed	(2,814,404)	(5,034,744)

Total Class I Shares	(2,426,868)	(4,055,525)

Class II Shares
Issued	167,183	564,471
Reinvested	7,872	13,062
Redeemed	(286,243)	(1,538,257)

Total Class II Shares	(111,188)	(960,724)

Class III Shares
Issued	19,147	93,168
Reinvested	322	410
Redeemed	(35,285)	(51,226)

Total Class III Shares	(15,816)	42,352

Class IV Shares
Issued	55,272	94,028
Reinvested	9,185	14,308
Redeemed	(169,165)	(604,794)

Total Class IV Shares	(104,708)	(496,458)

Class Y Shares
Issued	1,625,258	4,194,594
Reinvested	41,109	37,746
Redeemed	(45,503)	(239,429)

Total Class Y Shares	1,620,864	3,992,911

Total change in shares	(1,037,716)	(1,477,444)

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Invest ments	Total from Opera tions	Net Investment Income	Net Realized Gains	Total Distribu tions	Redemp tion Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.45	0.01		0.50	0.51	(0.04)	–	(0.04)	–	$10.92	4.92%	$203,309,514	1.11%	0.23%	1.11%	24.04%
Year Ended December 31, 2010(e)	$8.30	0.07		2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.60%	$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.62	0.06		1.66	1.72	(0.04)	–	(0.04)	–	$8.30	26.22%	$208,335,958	1.16%	0.82%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.12		(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15)%	$203,855,899	1.08%	1.29%	1.10%	119.80%
Year Ended December 31, 2007	$12.45	0.10		(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89)%	$410,073,252	1.14%	0.66%	1.14%	94.94%
Year Ended December 31, 2006	$11.53	0.07		1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.29%	$587,083,741	1.13%	0.47%	1.13%	115.12%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.31	(0.00	)†	0.48	0.48	(0.03)	–	(0.03)	–	$10.76	4.66%	$28,379,542	1.36%	(0.01)%	1.36%	24.04%
Year Ended December 31, 2010(e)	$8.18	0.04		2.12	2.16	(0.03)	–	(0.03)	–	$10.31	26.47%	$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009(e)	$6.54	0.03		1.65	1.68	(0.04)	–	(0.04)	–	$8.18	25.86%	$30,352,462	1.40%	0.45%	1.40%	62.55%
Year Ended December 31, 2008	$9.76	0.09		(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30)%	$21,181,023	1.32%	0.97%	1.35%	119.80%
Year Ended December 31, 2007	$12.34	0.06		(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23)%	$37,579,430	1.39%	0.38%	1.39%	94.94%
Year Ended December 31, 2006	$11.43	0.03		1.91	1.94	(0.03)	(1.00)	(1.03)	–	$12.34	17.10%	$55,228,598	1.38%	0.23%	1.38%	115.12%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.47	0.01		0.50	0.51	(0.04)	–	(0.04)	–	$10.94	4.91%	$951,212	1.11%	0.21%	1.11%	24.04%
Year Ended December 31, 2010(e)	$8.32	0.09		2.11	2.20	(0.05)	–	(0.05)	–	$10.47	26.57%	$1,076,358	1.12%	0.96%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.63	0.06		1.67	1.73	(0.04)	–	(0.04)	–	$8.32	26.33%	$502,519	1.16%	0.84%	1.16%	62.55%
Year Ended December 31, 2008	$9.90	0.12		(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	32.21%	$506,519	1.12%	1.34%	1.14%	119.80%
Year Ended December 31, 2007	$12.48	0.10		(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	6.92%	$991,682	1.11%	0.68%	1.12%	94.94%
Year Ended December 31, 2006	$11.55	0.07		1.92	1.99	(0.06)	(1.00)	(1.06)	–	$12.48	17.37%	$1,485,343	1.12%	0.47%	1.12%	115.12%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.45	0.01		0.50	0.51	(0.04)	–	(0.04)	–	$10.92	4.92%	$23,959,172	1.11%	0.24%	1.11%	24.04%
Year Ended December 31, 2010(e)	$8.30	0.07		2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.61%	$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.06		1.67	1.73	(0.04)	–	(0.04)	–	$8.30	26.41%	$23,201,040	1.16%	0.83%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.11		(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27)%	$23,344,639	1.11%	1.21%	1.14%	119.80%
Year Ended December 31, 2007	$12.45	0.09		(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92)%	$41,650,497	1.10%	0.67%	1.11%	94.94%
Year Ended December 31, 2006	$11.53	0.07		1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.40%	$52,342,646	1.12%	0.48%	1.12%	115.12%

2011 Semiannual Report	19

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund (Continued)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Invest ment Income	Net Realized and Unrealized Gains (Losses) from Invest ments	Total from Opera tions	Net Invest ment Income	Net Realized Gains	Total Distribu tions	Redemp tion Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets (b)(c)	Portfolio Turnover (d)

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.47	0.02	0.49	0.51	(0.05)	–	(0.05)	–	$10.93	4.90%	$100,908,233	0.96%	0.41%	0.96%	24.04%
Year Ended December 31, 2010(e)	$8.31	0.11	2.12	2.23	(0.07)	–	(0.07)	–	$10.47	26.87%	$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.05	1.69	1.74	(0.04)	–	(0.04)	–	$8.31	26.60%	$30,053,556	1.00%	0.67%	1.00%	62.55%
Period Ended December 31, 2008(f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01)%	$8,762,016	0.98%	1.19%	1.01%	119.80%

Amounts	designated as “—” are zero or have been rounded to zero.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.
†	Amount rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$345,057,778	$—	$—	$345,057,778
Exchange Traded Fund	6,082,899	—	—	6,082,899
Futures Contracts	50,579	—	—	50,579
Mutual Fund	6,325,449	—	—	6,325,449
Repurchase Agreement	—	6,401,463	—	6,401,463
U.S. Treasury Note	—	325,876	—	325,876
Total Assets	$357,516,705	$6,727,339	$—	$364,244,044
*	See Statement of Investments for identification of fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Net Realized Gains/(Losses)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) of securities still held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

22	Semiannual Report 2011

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2011, the Fund had an overdrawn balance of $9 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures - Equity contracts*	Net Assets — Net unrealized appreciation/(depreciation) from futures	$50,579
Total		$50,579

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures — Equity contracts	$12,175
Total	$12,175

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures - Equity contracts	$(8,117)
Total	$(8,117)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(e)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

24	Semiannual Report 2011

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$6,277,158	$6,401,463

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Aberdeen Asset Management, Inc.
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

26	Semiannual Report 2011

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the Subadvisers. NFA paid the Subadvisers $888,795 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $716.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $198,769 in Administrative Services fees from the Fund.

2011 Semiannual Report	27

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

4.  Redemption Fees

A separate account that redeems shares on behalf of variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $142.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $161.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $84,925,547 and sales of $90,051,545 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

28	Semiannual Report 2011

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$307,870,561	$72,154,432	$(15,831,528)	$56,322,904

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 8, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

2011 Semiannual Report	29

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

30	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	31

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

32	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	33

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	35

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36	Semiannual Report 2011

NVIT Multi-Manager Small Company Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

27	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCO (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Multi-Manager Small Company Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,042.40	5.92	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17
Class II Shares	Actual		1,000.00	1,041.00	7.19	1.42
	Hypothetical	[b]	1,000.00	1,017.75	7.10	1.42
Class III Shares	Actual		1,000.00	1,042.30	5.92	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17
Class IV Shares	Actual		1,000.00	1,042.40	5.92	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17
Class Y Shares	Actual		1,000.00	1,042.70	5.17	1.02
	Hypothetical	[b]	1,000.00	1,019.74	5.11	1.02

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT Multi-Manager Small Company Fund

Asset Allocation
Common Stocks	96.2%
Mutual Fund	2.9%
Exchange Traded Fund	0.9%
Preferred Stocks	0.4%
Liabilities in excess of other assets	(0.4)%

100.0%

Top Industries †
Machinery	5.9%
Commercial Banks	5.9%
Health Care Equipment & Supplies	4.8%
Oil, Gas & Consumable Fuels	4.2%
Insurance	3.9%
Specialty Retail	3.9%
Software	3.9%
Energy Equipment & Services	3.7%
Internet Software & Services	3.0%
Chemicals	2.9%
Other Industries	57.9%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	2.9%
Wabtec Corp.	1.3%
Solera Holdings, Inc.	1.2%
iShares Russell 2000 Value Index Fund	0.9%
Berry Petroleum Co., Class A	0.8%
Greenhill & Co., Inc.	0.7%
MICROS Systems, Inc.	0.7%
Ascena Retail Group, Inc.	0.7%
Warnaco Group, Inc. (The)	0.7%
P.F. Chang’s China Bistro, Inc.	0.7%
Other Holdings	89.4%

100.0%

Top Countries †
United States	93.7%
Canada	1.4%
Bermuda	1.3%
Israel	0.6%
Puerto Rico	0.5%
Switzerland	0.3%
Netherlands	0.3%
Australia	0.3%
Ireland	0.3%
Argentina	0.3%
Other Countries	1.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.2%

	Shares	Market Value

ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.	16,238	$1,288,323

AUSTRALIA 0.3%
Electric Utilities 0.0%
AET & D Holdings No. 1* (a)	106,305	0

Metals & Mining 0.3%
Lynas Corp. Ltd.* (a)	671,193	1,425,378

		1,425,378

AUSTRIA 0.0%
Real Estate Management & Development 0.0%
Immofinanz AG* (a)	103,675	0

BERMUDA 1.3%
Electric Utilities 0.3%
Brookfield Infrastructure Partners LP	58,938	1,476,397

Insurance 1.0%
Arch Capital Group Ltd.*	36,900	1,177,848
Aspen Insurance Holdings Ltd.	77,410	1,991,759
Assured Guaranty Ltd.	44,800	730,688
Validus Holdings Ltd.	31,200	965,640

		4,865,935

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.* (a)	94,500	0

		6,342,332

BRAZIL 0.1%
Capital Markets 0.0%†
CETIP SA - Balcao Organizado de Ativos e Derivativos	13,393	206,647

Household Durables 0.1%
Brookfield Incorporacoes SA	75,187	367,588

		574,235

CANADA 1.4%
Commercial Banks 0.7%
Canadian Western Bank	96,980	3,097,085

Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	18,300	503,067

Energy Equipment & Services 0.2%
Pason Systems, Inc. (a)	48,500	731,184

Machinery 0.1%
AG Growth International, Inc.	7,300	346,822

Metals & Mining 0.2%
Alamos Gold, Inc. (a)	48,900	809,719
Major Drilling Group International (a)	28,200	366,955

		1,176,674

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Oil, Gas & Consumable Fuels 0.0%†
Petrobank Energy & Resources Ltd.* (a)	10,400	$152,692

Software 0.1%
Computer Modelling Group Ltd. (a)	19,400	273,766

Specialty Retail 0.0%†
Leon’s Furniture Ltd. (a)	13,400	175,480

		6,456,770

CAYMAN ISLANDS 0.1%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*	22,761	598,387

CHINA 0.3%
Hotels, Restaurants & Leisure 0.0%†
Country Style Cooking Restaurant Chain Co. Ltd., ADR*	9,225	122,693

Internet & Catalog Retail 0.1%
E-Commerce China Dangdang, Inc., ADR*	11,609	134,548

Internet Software & Services 0.2%
Sohu.com, Inc.*	8,000	578,160
Youku.com, Inc. Series F, ADR* (a)	210,152	401,390

		979,550

		1,236,791

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Petrominerales Ltd.	6,410	188,156

INDIA 0.0%†
Internet & Catalog Retail 0.0%†
MakeMyTrip Ltd.*	4,007	98,171

IRELAND 0.3%
Life Sciences Tools & Services 0.3%
ICON PLC, ADR*	55,400	1,305,224

ISRAEL 0.6%
Communications Equipment 0.3%
Ceragon Networks Ltd.*	97,400	1,158,086

Health Care Equipment & Supplies 0.1%
Syneron Medical Ltd.*	38,500	467,005

Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments Ltd.*	109,200	1,105,104

		2,730,195

JAPAN 0.1%
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	15,900	531,403

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.*	67,542	674,745

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS 0.3%
Energy Equipment & Services 0.2%
Core Laboratories NV	10,100	$1,126,554

Internet Software & Services 0.1%
VistaPrint NV*	6,599	315,762

		1,442,316

PUERTO RICO 0.5%
Commercial Banks 0.2%
Popular, Inc.*	345,300	953,028

Health Care Providers & Services 0.3%
Triple-S Management Corp., Class B*	61,900	1,345,087

		2,298,115

SWITZERLAND 0.3%
Insurance 0.3%
Allied World Assurance Co. Holdings Ltd.	25,700	1,479,806

UNITED STATES 89.9%
Aerospace & Defense 0.7%
American Science & Engineering, Inc.	1,400	112,000
BE Aerospace, Inc.*	63,525	2,592,455
Innovative Solutions & Support, Inc.*	89,572	489,959

		3,194,414

Air Freight & Logistics 0.2%
Forward Air Corp.	26,500	895,435

Airlines 0.1%
SkyWest, Inc.	40,063	603,349

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	76,600	871,708
Drew Industries, Inc.	112,064	2,770,222
Exide Technologies*	136,600	1,043,624
Gentex Corp.	5,600	169,288
Stoneridge, Inc.*	46,065	678,998

		5,533,840

Beverages 0.3%
Boston Beer Co., Inc., Class A*	17,600	1,576,960

Biotechnology 0.3%
Ironwood Pharmaceuticals, Inc.*	93,487	1,469,616

Building Products 0.6%
AAON, Inc.	18,000	393,120
Gibraltar Industries, Inc.*	122,957	1,391,873
NCI Building Systems, Inc.*	53,000	603,670
Universal Forest Products, Inc.	17,957	430,250

		2,818,913

Capital Markets 1.8%
Cowen Group, Inc., Class A*	238,620	897,211
Financial Engines, Inc.*	35,139	910,803
Greenhill & Co., Inc.	64,345	3,463,048
Hercules Technology Growth Capital, Inc.	115,142	1,211,293

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Capital Markets (continued)
Horizon Technology Finance Corp.	67,938	$1,075,458
New Mountain Finance Corp.*	11,914	151,308
Waddell & Reed Financial, Inc., Class A	19,982	726,346

		8,435,467

Chemicals 2.9%
Balchem Corp.	17,500	766,150
Hawkins, Inc.	11,300	409,286
Innophos Holdings, Inc.	30,092	1,468,489
Intrepid Potash, Inc.*	50,040	1,626,300
Koppers Holdings, Inc.	19,000	720,670
LSB Industries, Inc.*	29,900	1,283,308
NewMarket Corp.	1,200	204,852
OM Group, Inc.*	27,900	1,133,856
PolyOne Corp.	53,500	827,645
Rockwood Holdings, Inc.*	33,493	1,851,828
RPM International, Inc.	35,148	809,107
Sensient Technologies Corp.	23,900	885,973
Valspar Corp.	54,630	1,969,958

		13,957,422

Commercial Banks 5.0%
Bancorp, Inc. (The)*	158,579	1,657,151
Bank of Hawaii Corp.	2,600	120,952
Bank of the Ozarks, Inc.	61,850	3,219,911
Boston Private Financial Holdings, Inc.	142,973	940,762
CapitalSource, Inc.	460,396	2,969,554
Financial Institutions, Inc.	63,500	1,042,670
First Citizens Bancshares, Inc., Class A	5,216	976,540
First Financial Bancorp	62,863	1,049,183
First Financial Bankshares, Inc.	23,250	800,963
First of Long Island Corp. (The)	33,654	938,610
FNB Corp.	82,571	854,610
Lakeland Financial Corp.	33,500	745,710
Metro Bancorp, Inc.*	87,026	993,837
PrivateBancorp, Inc.	53,900	743,820
SVB Financial Group*	16,365	977,154
Trustmark Corp.	42,615	997,617
Univest Corp. of Pennsylvania	58,739	918,091
Westamerica Bancorp	5,800	285,650
Western Alliance Bancorp*	113,900	808,690
Wintrust Financial Corp.	83,430	2,684,777

		23,726,252

Commercial Services & Supplies 2.3%
ACCO Brands Corp.*	96,137	754,675
Clean Harbors, Inc.*	18,277	1,887,100
Covanta Holding Corp.	46,511	766,966
Deluxe Corp.	66,000	1,630,860
Ennis, Inc.	47,800	831,720
Healthcare Services Group, Inc.	47,950	779,188
McGrath Rentcorp	33,900	951,912
Mobile Mini, Inc.*	29,200	618,748
Rollins, Inc.	41,175	839,147

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc.	26,882	$952,429
Waste Connections, Inc.	33,200	1,053,436

		11,066,181

Communications Equipment 1.2%
Aruba Networks, Inc.*	27,600	815,580
Finisar Corp.*	26,700	481,401
Oplink Communications, Inc.*	62,184	1,158,488
Powerwave Technologies, Inc.*	185,789	548,078
Tellabs, Inc.	542,520	2,501,017

		5,504,564

Computers & Peripherals 0.3%
BancTec, Inc.* (a)(b)	36,134	162,603
Stratasys, Inc.*	40,600	1,368,220

		1,530,823

Construction & Engineering 0.7%
EMCOR Group, Inc.*	42,100	1,233,951
Layne Christensen Co.*	7,200	218,448
Orion Marine Group, Inc.*	51,800	487,438
Tutor Perini Corp.	43,500	834,330
UniTek Global Services, Inc.*	39,893	315,554

		3,089,721

Construction Materials 0.3%
Eagle Materials, Inc.	32,061	893,540
Texas Industries, Inc.	14,841	617,831

		1,511,371

Containers & Packaging 1.0%
AptarGroup, Inc.	22,900	1,198,586
Rock-Tenn Co., Class A	12,500	829,250
Silgan Holdings, Inc.	64,058	2,624,456

		4,652,292

Distributors 0.4%
Core-Mark Holding Co., Inc.*	21,700	774,690
LKQ Corp.*	39,012	1,017,823

		1,792,513

Diversified Consumer Services 0.3%
Capella Education Co.*	7,900	330,615
Hillenbrand, Inc.	11,400	269,610
Matthews International Corp., Class A	8,100	325,215
Strayer Education, Inc.	2,300	290,697

		1,216,137

Diversified Financial Services 1.4%
Gain Capital Holdings, Inc.*	127,442	867,880
MSCI, Inc., Class A*	38,822	1,462,813
NewStar Financial, Inc.*	91,484	977,049
Pico Holdings, Inc.*	26,543	769,747
Portfolio Recovery Associates, Inc.*	30,100	2,552,179

		6,629,668

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Telecommunication Services 0.6%
Cbeyond, Inc.*	59,200	$783,216
Cogent Communications Group, Inc.*	134,445	2,286,909

		3,070,125

Electric Utilities 1.4%
Great Plains Energy, Inc.	67,529	1,399,876
NV Energy, Inc.	85,100	1,306,285
UIL Holdings Corp.	45,787	1,481,209
Unisource Energy Corp.	61,714	2,303,784

		6,491,154

Electrical Equipment 1.6%
Acuity Brands, Inc.	28,000	1,561,840
EnerSys*	25,082	863,322
General Cable Corp.*	70,500	3,001,890
GrafTech International Ltd.*	75,100	1,522,277
Powell Industries, Inc.*	23,400	854,100

		7,803,429

Electronic Equipment, Instruments & Components 1.4%
Electro Scientific Industries, Inc.*	63,091	1,217,656
FARO Technologies, Inc.*	11,400	499,320
Littelfuse, Inc.	41,300	2,425,136
Multi-Fineline Electronix, Inc.*	37,300	806,053
Trimble Navigation Ltd.*	12,000	475,680
TTM Technologies, Inc.*	81,786	1,310,212

		6,734,057

Energy Equipment & Services 3.4%
CARBO Ceramics, Inc.	8,450	1,376,927
Complete Production Services, Inc.*	51,200	1,708,032
Dresser-Rand Group, Inc.*	38,900	2,090,875
Dril-Quip, Inc.*	26,900	1,824,627
Helix Energy Solutions Group, Inc.*	45,600	755,136
Lufkin Industries, Inc.	7,700	662,585
Natural Gas Services Group, Inc.*	57,900	935,664
Oceaneering International, Inc.	20,600	834,300
Pioneer Drilling Co.*	55,748	849,600
TETRA Technologies, Inc.*	183,210	2,332,263
Tidewater, Inc.	46,855	2,521,268

		15,891,277

Food & Staples Retailing 1.2%
Ruddick Corp.	55,098	2,398,967
Spartan Stores, Inc.	68,671	1,341,144
SUPERVALU, Inc.	90,800	854,428
Weis Markets, Inc.	22,882	931,984

		5,526,523

Food Products 1.4%
Darling International, Inc.*	40,400	715,080
Flowers Foods, Inc.	32,250	710,790
J&J Snack Foods Corp.	15,083	751,887
Lancaster Colony Corp.	17,400	1,058,268
Smithfield Foods, Inc.*	56,580	1,237,405

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food Products (continued)
TreeHouse Foods, Inc.*	37,500	$2,047,875

		6,521,305

Gas Utilities 0.8%
New Jersey Resources Corp.	16,850	751,678
Northwest Natural Gas Co.	16,500	744,645
Piedmont Natural Gas Co., Inc.	4,800	145,248
South Jersey Industries, Inc.	11,300	613,703
Southwest Gas Corp.	34,947	1,349,304

		3,604,578

Health Care Equipment & Supplies 4.7%
Abaxis, Inc.*	25,500	694,875
Cutera, Inc.*	99,297	847,004
Cyberonics, Inc.*	45,400	1,268,930
DexCom, Inc.*	90,800	1,315,692
Gen-Probe, Inc.*	21,062	1,456,437
Haemonetics Corp.*	20,000	1,287,400
Hill-Rom Holdings, Inc.	58,200	2,679,528
IDEXX Laboratories, Inc.*	4,204	326,062
Immucor, Inc.*	18,100	369,602
Masimo Corp.	40,200	1,193,136
Meridian Bioscience, Inc.	23,300	561,763
NuVasive, Inc.*	67,000	2,202,960
Palomar Medical Technologies, Inc.*	45,321	511,221
Sirona Dental Systems, Inc.*	9,838	522,398
Solta Medical, Inc.*	166,487	459,504
Teleflex, Inc.	26,970	1,646,788
Volcano Corp.*	67,900	2,192,491
West Pharmaceutical Services, Inc.	23,500	1,028,360
Zoll Medical Corp.*	32,600	1,847,116

		22,411,267

Health Care Providers & Services 2.5%
Addus HomeCare Corp.*	87,531	475,293
Amsurg Corp.*	14,334	374,547
Ensign Group, Inc. (The)	24,390	741,212
Health Management Associates, Inc.,
Class A*	63,840	688,195
HMS Holdings Corp.*	14,740	1,133,064
Landauer, Inc.	4,600	283,314
LCA-Vision, Inc.*	26,525	126,790
LHC Group, Inc.*	84,761	1,954,589
MedQuist Holdings, Inc.*	112,165	1,449,172
MWI Veterinary Supply, Inc.*	21,400	1,728,478
Providence Service Corp. (The)*	63,100	798,215
PSS World Medical, Inc.*	39,400	1,103,594
Sun Healthcare Group, Inc.*	136,251	1,092,733

		11,949,196

Health Care Technology 0.5%
athenahealth, Inc.*	36,958	1,518,974
MedAssets, Inc.*	31,186	416,645

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Technology (continued)
Quality Systems, Inc.	5,000	$436,500

		2,372,119

Hotels, Restaurants & Leisure 2.6%
BJ’s Restaurants, Inc.*	15,790	826,764
Brinker International, Inc.	18,800	459,848
Denny’s Corp.*	318,700	1,236,556
DineEquity, Inc.*	21,100	1,102,897
Domino’s Pizza, Inc.*	31,026	783,096
Lakes Entertainment, Inc.*	21,234	46,715
Morgans Hotel Group Co.*	16,327	117,391
P.F. Chang’s China Bistro, Inc.	80,294	3,231,031
Penn National Gaming, Inc.*	47,730	1,925,428
Vail Resorts, Inc.	31,062	1,435,686
WMS Industries, Inc.*	44,420	1,364,582

		12,529,994

Household Durables 1.6%
Ethan Allen Interiors, Inc.	94,120	2,003,815
iRobot Corp.*	21,727	766,746
La-Z-Boy, Inc.*	84,600	835,002
M/I Homes, Inc.*	47,525	582,656
Newell Rubbermaid, Inc.	35,864	565,934
Tempur-Pedic International, Inc.*	38,300	2,597,506

		7,351,659

Household Products 0.3%
Church & Dwight Co., Inc.	19,200	778,368
Spectrum Brands Holdings, Inc.*	21,205	678,560

		1,456,928

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,337	575,874

Information Technology Services 1.5%
Alliance Data Systems Corp.*	25,332	2,382,981
CIBER, Inc.*	144,000	799,200
CSG Systems International, Inc.*	40,181	742,545
Forrester Research, Inc.	35,833	1,181,056
Information Services Group, Inc.*	96,829	171,387
Jack Henry & Associates, Inc.	7,000	210,070
Mantech International Corp., Class A	18,300	812,886
NCI, Inc., Class A*	12,700	288,544
Syntel, Inc.	7,500	443,400

		7,032,069

Insurance 2.5%
American Equity Investment Life
Holding Co.	80,567	1,024,007
AMERISAFE, Inc.*	30,539	690,792
Employers Holdings, Inc.	43,595	731,088
Hanover Insurance Group, Inc. (The)	65,691	2,477,208
Harleysville Group, Inc.	21,800	679,506
HCC Insurance Holdings, Inc.	41,298	1,300,887
Horace Mann Educators Corp.	44,417	693,349
Infinity Property & Casualty Corp.	27,582	1,507,632

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	20,365	$1,239,414
RLI Corp.	17,400	1,077,408
Safety Insurance Group, Inc.	12,600	529,704

		11,950,995

Internet & Catalog Retail 0.6%
Blue Nile, Inc.*	43,404	1,908,908
Shutterfly, Inc.*	16,441	944,042

		2,852,950

Internet Software & Services 2.2%
comScore, Inc.*	21,909	567,443
Constant Contact, Inc.*	48,800	1,238,544
Cornerstone OnDemand, Inc.*	30,615	540,355
DealerTrack Holdings, Inc.*	69,700	1,599,615
Dice Holdings, Inc.*	46,900	634,088
EarthLink, Inc.	126,200	971,109
LogMeIn, Inc.*	35,100	1,353,807
OpenTable, Inc.*	15,320	1,273,399
Stamps.com, Inc.	69,280	924,195
Web.com Group, Inc.*	91,019	1,121,354

		10,223,909

Leisure Equipment & Products 0.1%
Brunswick Corp.	4,667	95,207
Polaris Industries, Inc.	5,000	555,850

		651,057

Life Sciences Tools & Services 0.7%
Techne Corp.	37,915	3,160,974

Machinery 5.8%
Badger Meter, Inc.	19,200	710,208
Cascade Corp.	19,117	909,396
Chart Industries, Inc.*	7,100	383,258
Clarcor, Inc.	33,700	1,593,336
Commercial Vehicle Group, Inc.*	56,200	797,478
Douglas Dynamics, Inc.	20,600	325,274
Dynamic Materials Corp.	65,197	1,461,717
FreightCar America, Inc.*	97,500	2,470,650
Gardner Denver, Inc.	10,300	865,715
Graco, Inc.	18,600	942,276
Harsco Corp.	86,338	2,814,619
Kennametal, Inc.	38,366	1,619,429
Lincoln Electric Holdings, Inc.	4,000	143,400
Lindsay Corp.	5,900	405,920
Manitowoc Co., Inc. (The)	33,200	559,088
Meritor, Inc.*	32,634	523,449
NACCO Industries, Inc., Class A	10,400	1,006,928
Nordson Corp.	13,082	717,548
Robbins & Myers, Inc.	17,100	903,735
Terex Corp.*	41,257	1,173,762
Toro Co. (The)	7,411	448,365
Valmont Industries, Inc.	5,000	481,950
Wabtec Corp.	94,210	6,191,481

		27,448,982

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Media 0.2%
Morningstar, Inc.	17,923	$1,089,360

Metals & Mining 2.0%
AK Steel Holding Corp.	140,600	2,215,856
Compass Minerals International, Inc.	32,230	2,774,036
Kaiser Aluminum Corp.	18,500	1,010,470
Molycorp, Inc.*	31,285	1,910,262
Worthington Industries, Inc.	60,500	1,397,550

		9,308,174

Multiline Retail 0.2%
Gordmans Stores, Inc.*	51,113	888,855

Multi-Utilities 0.6%
Avista Corp.	70,947	1,822,628
CMS Energy Corp.	43,200	850,608

		2,673,236

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	13,547	571,277

Oil, Gas & Consumable Fuels 4.1%
Abraxas Petroleum Corp.*	179,900	689,017
Approach Resources, Inc.*	65,797	1,491,618
Berry Petroleum Co., Class A	70,700	3,756,291
Brigham Exploration Co.*	60,630	1,814,656
Concho Resources, Inc.*	10,800	991,980
Energen Corp.	22,898	1,293,737
Energy Partners Ltd.*	52,400	776,044
Gulfport Energy Corp.*	11,600	344,404
James River Coal Co.*	39,915	831,030
Kodiak Oil & Gas Corp.*	149,900	864,923
Northern Oil and Gas, Inc.*	58,000	1,284,700
Oasis Petroleum, Inc.*	20,100	596,568
Resolute Energy Corp.*	43,400	701,344
Rex Energy Corp.*	64,098	658,287
Rosetta Resources, Inc.*	16,800	865,872
SM Energy Co.	14,215	1,044,518
Swift Energy Co.*	32,300	1,203,821

		19,208,810

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.	39,300	1,060,314
Louisiana-Pacific Corp.*	66,123	538,241

		1,598,555

Pharmaceuticals 0.9%
ISTA Pharmaceuticals, Inc.*	99,608	761,503
Medicines Co. (The)*	60,400	997,204
Questcor Pharmaceuticals, Inc.*	42,800	1,031,480
ViroPharma, Inc.*	68,260	1,262,810

		4,052,997

Professional Services 1.7%
Advisory Board Co. (The)*	45,122	2,611,661
Corporate Executive Board Co. (The)	35,825	1,563,761
CoStar Group, Inc.*	48,653	2,884,150

10	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Professional Services (continued)
Exponent, Inc.*	26,200	$1,139,962

		8,199,534

Real Estate Investment Trusts (REITs) 2.8%
American Assets Trust, Inc.	50,072	1,124,116
Campus Crest Communities, Inc.	58,605	758,349
Cogdell Spencer, Inc.	134,800	807,452
Entertainment Properties Trust	20,900	976,030
Healthcare Realty Trust, Inc.	85,320	1,760,152
LaSalle Hotel Properties	29,898	787,513
MFA Financial, Inc.	100,617	808,961
One Liberty Properties, Inc.	44,570	688,161
PS Business Parks, Inc.	17,600	969,760
Sabra Health Care REIT, Inc.	130,551	2,181,507
Summit Hotel Properties, Inc.	99,112	1,124,921
Taubman Centers, Inc.	12,649	748,821
Winthrop Realty Trust	36,819	439,619

		13,175,362

Real Estate Management & Development 0.3%
Consolidated-Tomoka Land Co.	5,383	153,954
Jones Lang LaSalle, Inc.	12,760	1,203,268

		1,357,222

Road & Rail 0.6%
Celadon Group, Inc.*	53,700	749,652
J.B. Hunt Transport Services, Inc.	14,300	673,387
RailAmerica, Inc.*	43,881	658,215
Saia, Inc.*	51,800	878,010

		2,959,264

Semiconductors & Semiconductor Equipment 2.6%
AXT, Inc.*	107,300	909,904
Cirrus Logic, Inc.*	65,800	1,046,220
GT Solar International, Inc.*	63,400	1,027,080
Hittite Microwave Corp.*	8,600	532,426
LTX-Credence Corp.*	96,900	866,286
Pericom Semiconductor Corp.*	114,953	1,027,680
PMC-Sierra, Inc.*	136,100	1,030,277
RF Micro Devices, Inc.*	156,900	960,228
Semtech Corp.*	27,100	740,914
Silicon Laboratories, Inc.*	43,600	1,798,936
Teradyne, Inc.*	91,500	1,354,200
Tessera Technologies, Inc.*	52,398	898,102

		12,192,253

Software 3.9%
Advent Software, Inc.*	21,350	601,430
Blackbaud, Inc.	17,500	485,100
Blackboard, Inc.*	13,042	565,892
CommVault Systems, Inc.*	18,500	822,325
Concur Technologies, Inc.*	10,600	530,742
FactSet Research Systems, Inc.	20,000	2,046,400
MICROS Systems, Inc.*	66,490	3,305,218
NetSuite, Inc.*	26,036	1,020,611

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
RealD Inc.*	23,300	$544,987
Smith Micro Software, Inc.*	102,600	431,946
Solera Holdings, Inc.	91,626	5,420,594
SuccessFactors, Inc.*	19,925	585,795
Synchronoss Technologies, Inc.*	30,500	967,765
TeleCommunication Systems, Inc., Class A*	194,700	940,401

		18,269,206

Specialty Retail 3.9%
Aaron’s, Inc.	37,850	1,069,641
Ascena Retail Group, Inc.*	96,381	3,281,773
Charming Shoppes, Inc.*	187,000	777,920
Citi Trends, Inc.*	27,748	418,440
Express, Inc.	69,288	1,510,478
Haverty Furniture Cos., Inc.	34,600	398,246
Hibbett Sports, Inc.*	21,600	879,336
Lithia Motors, Inc., Class A	45,000	883,350
Lumber Liquidators Holdings, Inc.*	17,600	447,040
Monro Muffler Brake, Inc.	57,280	2,135,971
New York & Co., Inc.*	141,300	699,435
Pier 1 Imports, Inc.*	38,300	443,131
Sally Beauty Holdings, Inc.*	54,000	923,400
Sonic Automotive, Inc., Class A	64,100	939,065
Stage Stores, Inc.	48,797	819,790
Tractor Supply Co.	30,030	2,008,407
Zumiez, Inc.*	37,700	941,369

		18,576,792

Textiles, Apparel & Luxury Goods 2.9%
Columbia Sportswear Co.	21,500	1,363,100
G-III Apparel Group Ltd.*	49,000	1,689,520
Iconix Brand Group, Inc.*	43,697	1,057,467
Kenneth Cole Productions, Inc., Class A*	46,987	586,868
Perry Ellis International, Inc.*	41,688	1,052,622
Phillips-Van Heusen Corp.	16,482	1,079,077
Steven Madden Ltd.*	15,640	586,656
Under Armour, Inc., Class A*	31,000	2,396,610
Vera Bradley, Inc.*	15,800	603,560
Warnaco Group, Inc. (The)*	62,000	3,239,500

		13,654,980

Thrifts & Mortgage Finance 2.4%
Berkshire Hills Bancorp, Inc.	44,100	987,399
Brookline Bancorp, Inc.	171,200	1,587,024
Dime Community Bancshares	21,550	313,337
ESSA Bancorp, Inc.	60,315	749,112
Ocwen Financial Corp.*	77,420	987,879
Oritani Financial Corp.	69,493	888,816
Provident Financial Services, Inc.	50,100	717,432
Provident New York Bancorp	87,100	728,156
United Financial Bancorp, Inc.	52,864	815,692
ViewPoint Financial Group	20,100	277,380
Walker & Dunlop, Inc.*	86,503	1,150,490

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	104,175	$1,711,595
Westfield Financial, Inc.	34,700	281,764

		11,196,076

Trading Companies & Distributors 1.5%
Aceto Corp.	161,114	1,081,075
Applied Industrial Technologies, Inc.	43,898	1,563,207
Beacon Roofing Supply, Inc.*	102,900	2,348,178
DXP Enterprises, Inc.*	46,848	1,187,597
H&E Equipment Services, Inc.*	79,614	1,113,800

		7,293,857

Water Utilities 0.1%
American States Water Co.	18,800	651,608

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	43,381	885,840
Shenandoah Telecommunications Co.	40,197	684,153

		1,569,993

		425,302,770

VIRGIN ISLANDS, BRITISH 0.2%
Air Freight & Logistics 0.2%
UTi Worldwide, Inc.	56,640	1,115,242

Total Common Stocks (cost $376,704,876)		455,088,359

Preferred Stocks 0.4%
UNITED STATES 0.4%
Consumer Finance 0.0%†
Xoom Corp.* (a)	96,245	221,364

Electrical Equipment 0.1%
Better Place* (a)	108,194	324,582

Health Care Technology 0.1%
Castlight Health, Inc* (a)	65,959	271,165

Internet Software & Services 0.2%
Ning, Inc.* (a)	63,095	215,059
Twitter, Inc., Series E* (a)	63,192	964,841

Total Preferred Stocks (cost $1,659,015)		1,997,011

Exchange Traded Fund 0.9%
UNITED STATES 0.9%
iShares Russell 2000 Value Index Fund	54,588	4,007,305

Total Exchange Traded Fund (cost $3,917,684)		4,007,305

Mutual Fund 2.9%

	Shares	Market Value

Money Market Fund 2.9%
Invesco Liquid Assets Portfolio —Institutional Class, 0.08% (c)	13,936,026	$13,936,026

Total Mutual Fund (cost $13,936,026)		13,936,026

Total Investments (cost $396,217,601) (d) — 100.4%		475,028,701

Liabilities in excess of other assets — (0.4)%		(1,904,399)

NET ASSETS — 100.0%		$473,124,302

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $162,603 which represents 0.03% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value (cost $396,217,601)	$475,028,701
Cash	164,921
Foreign currencies, at value (cost $185)	185
Dividends receivable	217,342
Security lending income receivable	3,790
Receivable for investments sold	2,608,440
Receivable for capital shares issued	219,238
Reclaims receivable	71,677
Prepaid expenses	5,277

Total Assets	478,319,571

Liabilities:
Payable for investments purchased	4,171,241
Payable for capital shares redeemed	531,336
Accrued expenses and other payables:
Investment advisory fees	356,141
Fund administration fees	19,157
Distribution fees	10,252
Administrative servicing fees	55,657
Accounting and transfer agent fees	17,827
Custodian fees	2,662
Compliance program costs (Note 3)	409
Professional fees	16,261
Printing fees	13,821
Other	505

Total Liabilities	5,195,269

Net Assets	$473,124,302

Represented by:
Capital	$457,463,982
Accumulated distributions in excess of net investment income	(1,947,204)
Accumulated net realized losses from investment and foreign currency transactions	(61,231,913)
Net unrealized appreciation/(depreciation) from investments	78,811,100
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	28,337

Net Assets	$473,124,302

Net Assets:
Class I Shares	$338,282,688
Class II Shares	51,538,667
Class III Shares	3,280,355
Class IV Shares	22,934,878
Class Y Shares	57,087,714

Total	$473,124,302

2011 Semiannual Report	13

Statement of Assets and Liabilities (Continued)

June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Company Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,062,920
Class II Shares	2,817,772
Class III Shares	174,737
Class IV Shares	1,224,987
Class Y Shares	3,046,086

Total	25,326,502

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.73
Class II Shares	$18.29
Class III Shares	$18.77
Class IV Shares	$18.72
Class Y Shares	$18.74

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$2,206,696
Income from securities lending (Note 2)	61,962
Other income	511
Foreign tax withholding	(11,866)

Total Income	2,257,303

EXPENSES:
Investment advisory fees	2,234,691
Fund administration fees	113,080
Distribution fees Class II Shares	65,690
Administrative servicing fees Class I Shares	262,350
Administrative servicing fees Class II Shares	39,414
Administrative servicing fees Class III Shares	2,484
Administrative servicing fees Class IV Shares	17,530
Professional fees	18,565
Printing fees	42,722
Trustee fees	8,757
Custodian fees	9,163
Accounting and transfer agent fees	20,447
Compliance program costs (Note 3)	901
Other	7,225

Total expenses before earnings credit	2,843,019

Earnings credit (Note 5)	(55)

Net Expenses	2,842,964

NET INVESTMENT LOSS	(585,661)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	41,333,448
Net realized gains from foreign currency transactions (Note 2)	10,032

Net realized gains from investment and foreign currency transactions	41,343,480

Net change in unrealized appreciation/(depreciation) from investments	(20,240,141)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,276

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(20,233,865)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	21,109,615

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,523,954

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$(585,661)	$2,194,420
Net realized gains from investment and foreign currency transactions	41,343,480	48,351,958
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(20,233,865)	51,735,496

Change in net assets resulting from operations	20,523,954	102,281,874

Distributions to Shareholders From:
Net investment income:
Class I	(1,705,584)	(955,776)
Class II	(231,488)	(28,620)
Class III	(16,570)	(7,756)
Class IV	(114,988)	(62,802)
Class Y	(285,808)	(142,711)

Change in net assets from shareholder distributions	(2,354,438)	(1,197,665)

Change in net assets from capital transactions	(31,574,924)	(58,091,843)

Change in net assets	(13,405,408)	42,992,366

Net Assets:
Beginning of period	486,529,710	443,537,344

End of period	$473,124,302	$486,529,710

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,947,204)	$992,895

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,337,716	$11,617,927
Dividends reinvested	1,705,584	955,776
Cost of shares redeemed	(44,678,804)	(81,282,576)

Total Class I	(35,635,504)	(68,708,873)

Class II Shares
Proceeds from shares issued	1,011,385	2,959,421
Dividends reinvested	231,488	28,620
Cost of shares redeemed	(5,365,540)	(8,931,690)

Total Class II	(4,122,667)	(5,943,649)

Class III Shares
Proceeds from shares issued	826,051	1,652,746
Dividends reinvested	16,570	7,756
Cost of shares redeemed	(670,525)	(1,712,259)

Total Class III	172,096	(51,757)

Class IV Shares
Proceeds from shares issued	458,655	686,878
Dividends reinvested	114,988	62,802
Cost of shares redeemed	(2,154,191)	(5,099,067)

Total Class IV	(1,580,548)	(4,349,387)

16	Semiannual Report 2011

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	9,560,276	21,890,602
Dividends reinvested	285,808	142,711
Cost of shares redeemed	(254,385)	(1,071,490)

Total Class Y	9,591,699	20,961,823

Change in net assets from capital transactions	$(31,574,924)	$(58,091,843)

SHARE TRANSACTIONS:
Class I Shares
Issued	392,767	758,085
Reinvested	93,723	57,197
Redeemed	(2,391,080)	(5,223,789)

Total Class I Shares	(1,904,590)	(4,408,507)

Class II Shares
Issued	55,120	201,614
Reinvested	13,060	1,643
Redeemed	(294,819)	(602,161)

Total Class II Shares	(226,639)	(398,904)

Class III Shares
Issued	44,701	103,655
Reinvested	909	457
Redeemed	(35,803)	(113,384)

Total Class III Shares	9,807	(9,272)

Class IV Shares
Issued	24,659	45,101
Reinvested	6,319	3,753
Redeemed	(115,391)	(332,766)

Total Class IV Shares	(84,413)	(283,912)

Class Y Shares
Issued	512,125	1,404,800
Reinvested	15,688	8,346
Redeemed	(13,744)	(69,458)

Total Class Y Shares	514,069	1,343,688

Total change in shares	(1,691,766)	(3,756,907)

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.05	(0.02)	0.79	0.77	(0.09)	–	(0.09)	–	$18.73	4.24%	$338,282,688	1.17%	(0.23)%	1.17%	33.50%
Year Ended December 31, 2010(e)	$14.45	0.08	3.57	3.65	(0.05)	–	(0.05)	–	$18.05	25.32%	$360,470,763	1.18%	0.50%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.68	3.72	(0.03)	–	(0.03)	–	$14.45	34.70%	$352,187,874	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$312,192,179	1.19%	0.85%	1.19%	113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	–	$22.21	2.13%	$628,302,006	1.19%	0.24%	1.19%	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%	$749,047,903	1.19%	0.11%	1.19%	104.59%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$17.64	(0.04)	0.77	0.73	(0.08)	–	(0.08)	–	$18.29	4.10%	$51,538,667	1.42%	(0.48)%	1.42%	33.50%
Year Ended December 31, 2010(e)	$14.13	0.04	3.48	3.52	(0.01)	–	(0.01)	–	$17.64	24.98%	$53,716,945	1.43%	0.26%	1.43%	68.84%
Year Ended December 31, 2009(e)	$10.53	0.02	3.60	3.62	(0.02)	–	(0.02)	–	$14.13	34.43%	$48,640,531	1.44%	0.18%	1.44%	77.10%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35)%	$67,160,569	1.45%	0.57%	1.45%	113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	–	$21.84	1.89%	$110,373,399	1.42%	0.01%	1.42%	115.83%
Year Ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	–	$24.66	11.75%	$106,813,380	1.45%	(0.12)%	1.45%	104.59%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.10	(0.02)	0.78	0.76	(0.09)	–	(0.09)	–	$18.77	4.23%	$3,280,355	1.17%	(0.23)%	1.17%	33.50%
Year Ended December 31, 2010(e)	$14.48	0.09	3.58	3.67	(0.05)	–	(0.05)	–	$18.10	25.35%	$2,984,634	1.18%	0.58%	1.18%	68.84%
Year Ended December 31, 2009(e)	$10.78	0.04	3.69	3.73	(0.03)	–	(0.03)	–	$14.48	34.73%	$2,523,106	1.19%	0.35%	1.19%	77.10%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16)%	$1,491,946	1.16%	0.90%	1.16%	113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	–	$22.24	2.11%	$2,985,655	1.21%	0.19%	1.21%	115.83%
Year Ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	–	$25.01	12.06%	$4,880,884	1.18%	0.16%	1.18%	104.59%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.05	(0.02)	0.78	0.76	(0.09)	–	(0.09)	–	$18.72	4.24%	$22,934,878	1.17%	(0.23)%	1.17%	33.50%
Year Ended December 31, 2010(e)	$14.44	0.08	3.58	3.66	(0.05)	–	(0.05)	–	$18.05	25.34%	$23,631,715	1.18%	0.50%	1.18%	66.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.67	3.71	(0.03)	–	(0.03)	–	$14.44	34.61%	$23,013,941	1.19%	0.38%	1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19)%	$20,512,653	1.20%	0.83%	1.20%	113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	–	$22.21	2.15%	$39,300,304	1.17%	0.26%	1.17%	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	–	$24.99	12.04%	$42,375,147	1.19%	0.12%	1.19%	104.59%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$18.06	(0.01)	0.79	0.78	(0.10)	–	(0.10)	–	$18.74	4.27%	$57,087,714	1.02%	(0.08)%	1.02%	33.50%
Year Ended December 31, 2010(e)	$14.45	0.14	3.54	3.68	(0.07)	–	(0.07)	–	$18.06	25.57%	$45,725,653	1.03%	0.88%	1.03%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.05	3.68	3.73	(0.04)	–	(0.04)	–	$14.45	34.80%	$17,171,892	1.03%	0.43%	1.03%	77.10%
Period Ended December 31, 2008(f)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32.67)%	$5,084,763	1.08%	0.99%	1.08%	113.50%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,194,414	$—	$—	$3,194,414
Air Freight & Logistics	2,010,677	—	—	2,010,677
Airlines	603,349	—	—	603,349
Auto Components	5,533,840	346,822	—	5,880,662
Beverages	1,576,960	—	—	1,576,960
Biotechnology	1,469,616	—	—	1,469,616
Building Products	2,818,913	—	—	2,818,913
Capital Markets	8,642,114	—	—	8,642,114
Chemicals	13,957,422	—	—	13,957,422
Commercial Banks	27,776,365	—	—	27,776,365
Commercial Services & Supplies	11,569,248	—	—	11,569,248
Communications Equipment	6,662,650	—	—	6,662,650
Computers & Peripherals	1,368,220	—	162,603	1,530,823
Construction & Engineering	3,089,721	—	—	3,089,721
Construction Materials	1,511,371	—	—	1,511,371
Containers & Packaging	4,652,292	—	—	4,652,292
Distributors	1,792,513	—	—	1,792,513
Diversified Consumer Services	1,216,137	—	—	1,216,137
Diversified Financial Services	6,629,668	—	—	6,629,668
Diversified Telecommunication Services	3,070,125	—	—	3,070,125
Electric Utilities	7,967,551	—	—	7,967,551
Electrical Equipment	7,803,429	—	—	7,803,429
Electronic Equipment, Instruments & Components	6,734,057	—	—	6,734,057

20	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$17,017,831	$731,184	$—	$17,749,015
Food & Staples Retailing	5,526,523	—	—	5,526,523
Food Products	6,521,305	—	—	6,521,305
Gas Utilities	3,604,578	—	—	3,604,578
Health Care Equipment & Supplies	22,878,272	—	—	22,878,272
Health Care Providers & Services	13,294,283	—	—	13,294,283
Health Care Technology	2,372,119	—	—	2,372,119
Hotels, Restaurants & Leisure	12,652,687	—	—	12,652,687
Household Durables	7,719,247	—	—	7,719,247
Household Products	1,456,928	—	—	1,456,928
Industrial Conglomerates	575,874	—	—	575,874
Information Technology Services	7,032,069	—	—	7,032,069
Insurance	18,895,123	—	—	18,895,123
Internet & Catalog Retail	3,085,669	—	—	3,085,669
Internet Software & Services	12,406,154	401,390	—	12,807,544
Leisure Equipment & Products	651,057	531,403	—	1,182,460
Life Sciences Tools & Services	4,466,198	—	—	4,466,198
Machinery	27,448,982	—	—	27,448,982
Media	1,089,360	—	—	1,089,360
Metals & Mining	9,308,174	2,602,052	—	11,910,226
Multiline Retail	888,855	—	—	888,855
Multi-Utilities	2,673,236	—	—	2,673,236
Office Electronics	571,277	—	—	571,277
Oil, Gas & Consumable Fuels	20,071,711	152,692	—	20,224,403
Paper & Forest Products	1,598,555	—	—	1,598,555
Pharmaceuticals	4,052,997	—	—	4,052,997
Professional Services	8,199,534	—	—	8,199,534
Real Estate Investment Trusts (REITs)	13,175,362	—	—	13,175,362
Real Estate Management & Development	1,357,222	—	—	1,357,222
Road & Rail	2,959,264	—	—	2,959,264
Semiconductors & Semiconductor Equipment	13,297,357	—	—	13,297,357
Software	18,269,206	273,766	—	18,542,972
Specialty Retail	18,576,792	175,480	—	18,752,272
Textiles, Apparel & Luxury Goods	13,654,980	—	—	13,654,980
Thrifts & Mortgage Finance	11,196,076	—	—	11,196,076
Trading Companies & Distributors	7,293,857	—	—	7,293,857
Water Utilities	651,608	—	—	651,608
Wireless Telecommunication Services	1,569,993	—	—	1,569,993
Total Common Stocks	$449,710,967	$5,214,789	$162,603	$455,088,359
Exchange Traded Fund	4,007,305	—	—	4,007,305
Mutual Fund	13,936,026	—	—	13,936,026
Preferred Stocks*	—	—	1,997,011	1,997,011
Total	$467,654,298	$5,214,789	$2,159,614	$475,028,701
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/10	$162,851	$2,120,291	$2,283,142
Realized Loss	(101,830)	—	(101,830)
Change in Unrealized Appreciation/(Depreciation)	113,970	(123,280)	(9,310)
Purchases	—	—	—
Sales	(12,388)	—	(12,388)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 06/30/11	$162,603	$1,997,011	$2,159,614
Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$54,201	$(123,280)	$(69,079)

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

22	Semiannual Report 2011

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Prior to March 18, 2011, Gartmore Global Partners was a subadviser for the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Waddell & Reed Investment Management Company
Aberdeen Asset Management, Inc.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.93%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,368,369 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $901.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $321,778 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused

24	Semiannual Report 2011

by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $231.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,721.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $161,142,909 and sales of $200,578,221 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

2011 Semiannual Report	25

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$398,629,752	$92,062,051	$(15,663,102)	$76,398,949

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

Effective July 8 and July 11, 2011, due to a reduction in the fees payable by NFA to the Fund’s subadviser(s), NFA has agreed to voluntarily waive a portion of its Investment Advisory Fee.

26	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

28	Semiannual Report 2011

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	29

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

30	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	33

NVIT Nationwide Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD),

Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Nationwide Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,063.00	3.94	0.77
	Hypothetical[b]	1,000.00	1,020.98	3.86	0.77
Class II Shares	Actual	1,000.00	1,061.80	5.27	1.03
	Hypothetical[b]	1,000.00	1,019.69	5.16	1.03
Class III Shares	Actual	1,000.00	1,064.60	3.23	0.63
	Hypothetical[b]	1,000.00	1,021.67	3.16	0.63
Class IV Shares	Actual	1,000.00	1,064.10	3.99	0.78
	Hypothetical[b]	1,000.00	1,020.93	3.91	0.78

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Nationwide Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	98.5%
Mutual Fund	1.4%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	13.8%
Pharmaceuticals	6.8%
Insurance	5.5%
Commercial Banks	5.0%
Aerospace & Defense	4.7%
Health Care Equipment & Supplies	4.3%
Machinery	4.3%
Information Technology Services	4.3%
Food Products	4.2%
Software	3.8%
Other Industries	43.3%

100.0%

Top Holdings †
PepsiCo, Inc.	3.0%
United Technologies Corp.	2.9%
JPMorgan Chase & Co.	2.7%
Apache Corp.	2.6%
Occidental Petroleum Corp.	2.3%
EOG Resources, Inc.	2.3%
Johnson & Johnson	2.3%
Procter & Gamble Co. (The)	2.1%
3M Co.	2.0%
Wells Fargo & Co.	2.0%
Other Holdings	75.8%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.5%

	Shares	Market Value

Aerospace & Defense 4.7%
Bombardier, Inc., Class B	1,041,700	$7,506,677
Raytheon Co.	130,155	6,488,227
United Technologies Corp.	254,945	22,565,182

		36,560,086

Auto Components 0.5%
BorgWarner, Inc.*	46,200	3,732,498

Beverages 3.0%
PepsiCo, Inc.	334,215	23,538,762

Biotechnology 1.8%
Amgen, Inc.*	88,815	5,182,355
Gilead Sciences, Inc.*	213,300	8,832,753

		14,015,108

Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	182,560	4,677,187
Charles Schwab Corp. (The)	303,500	4,992,575
State Street Corp.	216,900	9,780,021

		19,449,783

Chemicals 3.5%
Air Products & Chemicals, Inc.	93,250	8,912,835
Monsanto Co.	78,600	5,701,644
PPG Industries, Inc.	47,600	4,321,604
Praxair, Inc.	76,200	8,259,318

		27,195,401

Commercial Banks 5.0%
PNC Financial Services Group, Inc.	167,345	9,975,436
Royal Bank of Canada	92,000	5,258,914
U.S. Bancorp	310,300	7,915,753
Wells Fargo & Co.	554,560	15,560,954

		38,711,057

Communications Equipment 2.7%
Cisco Systems, Inc.	729,440	11,386,558
QUALCOMM, Inc.	165,200	9,381,708

		20,768,266

Computers & Peripherals 0.7%
EMC Corp.*	197,700	5,446,635

Construction & Engineering 0.3%
Fluor Corp.	31,665	2,047,459

Diversified Financial Services 3.6%
IntercontinentalExchange, Inc.*	54,400	6,784,224
JPMorgan Chase & Co.	508,500	20,817,990

		27,602,214

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.5%
TELUS Corp.	65,317	$3,596,177

Electrical Equipment 1.1%
Emerson Electric Co.	157,700	8,870,625

Energy Equipment & Services 1.4%
Schlumberger Ltd.	64,000	5,529,600
Tidewater, Inc.	95,900	5,160,379

		10,689,979

Food & Staples Retailing 2.5%
CVS Caremark Corp.	257,820	9,688,876
Sysco Corp.	258,385	8,056,444
Walgreen Co.	46,585	1,977,999

		19,723,319

Food Products 4.2%
ConAgra Foods, Inc.	365,115	9,423,618
General Mills, Inc.	212,505	7,909,436
Kellogg Co.	143,100	7,916,292
Kraft Foods, Inc., Class A	210,100	7,401,823

		32,651,169

Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	259,975	15,517,908
Medtronic, Inc.	314,485	12,117,107
St. Jude Medical, Inc.	125,868	6,001,386

		33,636,401

Health Care Providers & Services 3.5%
Aetna, Inc.	133,061	5,866,660
Quest Diagnostics, Inc.	220,960	13,058,736
UnitedHealth Group, Inc.	166,435	8,584,717

		27,510,113

Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	99,845	8,418,930
Starwood Hotels & Resorts Worldwide, Inc.	67,600	3,788,304

		12,207,234

Household Products 2.9%
Energizer Holdings, Inc.*	8,645	625,552
Kimberly-Clark Corp.	82,050	5,461,248
Procter & Gamble Co. (The)	255,380	16,234,507

		22,321,307

Industrial Conglomerates 2.0%
3M Co.	165,210	15,670,169

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 4.3%
Alliance Data Systems Corp.*	75,900	$7,139,913
Cognizant Technology Solutions Corp., Class A*	119,740	8,781,732
International Business Machines Corp.	51,250	8,791,937
Visa, Inc., Class A	97,700	8,232,202

		32,945,784

Insurance 5.5%
Aflac, Inc.	96,700	4,513,956
Assurant, Inc.	38,630	1,401,110
Chubb Corp.	61,865	3,873,368
Marsh & McLennan Cos., Inc.	189,130	5,898,965
MetLife, Inc.	194,290	8,523,502
Prudential Financial, Inc.	135,095	8,590,691
Travelers Cos., Inc. (The)	163,910	9,569,066

		42,370,658

Internet Software & Services 0.9%
Yahoo!, Inc.*	446,000	6,707,840

Leisure Equipment & Products 0.6%
Mattel, Inc.	171,400	4,711,786

Machinery 4.3%
Deere & Co.	64,329	5,303,926
Dover Corp.	125,360	8,499,408
Illinois Tool Works, Inc.	142,700	8,061,123
PACCAR, Inc.	73,400	3,750,006
Parker Hannifin Corp.	86,225	7,737,832

		33,352,295

Media 0.8%
Comcast Corp., Class A	234,700	5,947,298

Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	193,690	14,867,645
Apache Corp.	164,835	20,338,991
Devon Energy Corp.	163,915	12,918,141
EOG Resources, Inc.	168,935	17,662,154
Exxon Mobil Corp.	186,255	15,157,432
Hess Corp.	99,870	7,466,281
Occidental Petroleum Corp.	174,930	18,199,717

		106,610,361

Pharmaceuticals 6.8%
Abbott Laboratories	237,255	12,484,358
Johnson & Johnson	262,095	17,434,559
Merck & Co., Inc.	302,275	10,667,285
Pfizer, Inc.	578,310	11,913,186

		52,499,388

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.2%
Canadian National Railway Co.	115,800	$9,252,420

Semiconductors & Semiconductor Equipment 1.2%
Linear Technology Corp.	119,980	3,961,740
Marvell Technology Group Ltd.*	376,300	5,556,069

		9,517,809

Software 3.8%
Microsoft Corp.	370,525	9,633,650
Oracle Corp.	347,500	11,436,225
Solera Holdings, Inc.	147,200	8,708,352

		29,778,227

Specialty Retail 2.1%
Staples, Inc.	443,940	7,014,252
TJX Cos., Inc.	98,000	5,147,940
Urban Outfitters, Inc.*	159,363	4,486,068

		16,648,260

Tobacco 1.0%
Philip Morris International, Inc.	115,070	7,683,224

Total Common Stocks (cost $647,355,525)		763,969,112

Mutual Fund 1.4%
Money Market Fund 1.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	11,134,605	11,134,605

Total Mutual Fund (cost $11,134,605)		11,134,605

Total Investments (cost $658,490,130) (b) — 99.9%		775,103,717

Other assets in excess of liabilities — 0.1%		843,238

NET ASSETS — 100.0%		$775,946,955

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Nationwide Fund
Assets:
Investments, at value (cost $658,490,130)	$775,103,717
Cash	556
Foreign currencies, at value (cost $295)	301
Dividends receivable	919,227
Security lending income receivable	49
Receivable for investments sold	2,343,749
Receivable for capital shares issued	41,149
Prepaid expenses	40,435

Total Assets	778,449,183

Liabilities:
Payable for investments purchased	974,537
Payable for capital shares redeemed	968,512
Accrued expenses and other payables:
Investment advisory fees	358,099
Fund administration fees	24,808
Distribution fees	37,229
Administrative servicing fees	97,430
Accounting and transfer agent fees	1,371
Custodian fees	10,472
Compliance program costs (Note 3)	1,080
Professional fees	20,616
Other	8,074

Total Liabilities	2,502,228

Net Assets	$775,946,955

Represented by:
Capital	$1,176,588,074
Accumulated undistributed net investment income	794,387
Accumulated net realized losses from investment and foreign currency	(518,049,712)
Net unrealized appreciation/(depreciation) from investments	116,613,587
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	619

Net Assets	$775,946,955

Net Assets:
Class I Shares	$492,163,294
Class II Shares	183,828,334
Class III Shares	312,681
Class IV Shares	99,642,646

Total	$775,946,955

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	51,034,470
Class II Shares	19,140,424
Class III Shares	32,308
Class IV Shares	10,335,310

Total	80,542,512

8	Semiannual Report 2011

NVIT Nationwide Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.64
Class II Shares	$9.60
Class III Shares	$9.68
Class IV Shares	$9.64

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,318,347
Income from securities lending (Note 2)	7,091
Other income	849
Interest income	287
Foreign tax withholding	(53,228)

Total Income	7,273,346

EXPENSES:
Investment advisory fees	2,299,678
Fund administration fees	142,315
Distribution fees Class II Shares	238,434
Administrative servicing fees Class I Shares	340,874
Administrative servicing fees Class II Shares	143,061
Administrative servicing fees Class IV Shares	74,697
Professional fees	24,620
Printing fees	21,787
Trustee fees	14,727
Custodian fees	15,935
Accounting and transfer agent fees	996
Compliance program costs (Note 3)	1,021
Other	8,256

Total expenses before earnings credit and fees waived	3,326,401

Earnings credit (Note 5)	(4)
Investment advisory fees waived (Note 3)	(45,485)

Net Expenses	3,280,912

NET INVESTMENT INCOME	3,992,434

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,322,302
Net realized losses from foreign currency transactions (Note 2)	(8,724)

Net realized gains from investment and foreign currency transactions	32,313,578

Net change in unrealized appreciation/(depreciation) from investments	12,996,530
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	12,996,522

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	45,310,100

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$49,302,534

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$3,992,434	$8,497,944
Net realized gains from investment and foreign currency transactions	32,313,578	163,945,981
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	12,996,522	(58,429,304)

Change in net assets resulting from operations	49,302,534	114,014,621

Distributions to Shareholders From:
Net investment income:
Class I	(2,198,540)	(6,185,962)
Class II	(580,784)	(1,700,545)
Class III	(1,625)	(3,684)
Class IV	(435,391)	(963,286)

Change in net assets from shareholder distributions	(3,216,340)	(8,853,477)

Change in net assets from capital transactions	(66,523,065)	(421,978,534)

Change in net assets	(20,436,871)	(316,817,390)

Net Assets:
Beginning of period	796,383,826	1,113,201,216

End of period	$775,946,955	$796,383,826

Accumulated undistributed net investment income at end of period	$794,387	$18,293

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,597,423	$4,708,727
Proceeds from shares issued from merger (Note 9)	–	11,589,861
Dividends reinvested	2,198,540	6,185,962
Cost of shares redeemed	(38,000,302)	(323,022,942)

Total Class I	(34,204,339)	(300,538,392)

Class II Shares
Proceeds from shares issued	10,948	13,762,745
Dividends reinvested	580,784	1,700,545
Cost of shares redeemed	(28,228,945)	(126,116,821)

Total Class II	(27,637,213)	(110,653,531)

Class III Shares
Proceeds from shares issued	25,005	194,838
Dividends reinvested	1,625	3,684
Cost of shares redeemed	(65,945)	(228,571)

Total Class III	(39,315)	(30,049)

Class IV Shares
Proceeds from shares issued	1,702,659	2,480,093
Dividends reinvested	435,391	963,286
Cost of shares redeemed	(6,780,248)	(14,199,941)

Total Class IV	(4,642,198)	(10,756,562)

Change in net assets from capital transactions	$(66,523,065)	$(421,978,534)

2011 Semiannual Report	11

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	167,698	575,405
Issued in merger (Note 9)	–	1,339,230
Reinvested	234,173	727,755
Redeemed	(3,981,524)	(38,068,444)

Total Class I Shares	(3,579,653)	(35,426,054)

Class II Shares
Issued	1,136	1,770,193
Reinvested	62,150	199,089
Redeemed	(2,993,524)	(15,184,801)

Total Class II Shares	(2,930,238)	(13,215,519)

Class III Shares
Issued	2,630	23,519
Reinvested	173	427
Redeemed	(6,978)	(26,903)

Total Class III Shares	(4,175)	(2,957)

Class IV Shares
Issued	179,793	296,851
Reinvested	46,373	112,193
Redeemed	(712,504)	(1,708,545)

Total Class IV Shares	(486,338)	(1,299,501)

Total change in shares	(7,000,404)	(49,944,031)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.11	0.05	0.52	0.57	(0.04)	–	(0.04)	–	$9.64	6.30%	$492,163,294	0.77%	1.08%	0.78%	8.46%
Year Ended December 31, 2010(e)	$8.11	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.59	1.68	(0.09)	–	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55)%	$643,454,394	0.82%	1.50%	0.82%	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$1,273,466,977	0.79%	1.08%	0.79%	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$1,484,346,294	0.82%	1.08%	0.82%	222.16%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.07	0.04	0.52	0.56	(0.03)	–	(0.03)	–	$9.60	6.18%	$183,828,334	1.03%	0.81%	1.04%	8.46%
Year Ended December 31, 2010(e)	$8.07	0.05	1.01	1.06	(0.06)	–	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.50	0.07	1.58	1.65	(0.08)	–	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61)%	$281,190,716	1.05%	1.30%	1.05%	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%	$406,704,896	1.07%	0.83%	1.08%	377.04%
Year Ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)	–	(0.12)	–	$13.28	13.40%	$187,747,190	1.06%	0.88%	1.06%	222.16%

Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.14	0.06	0.53	0.59	(0.05)	–	(0.05)	–	$9.68	6.46%	$312,681	0.63%	1.21%	0.64%	8.46%
Year Ended December 31, 2010(e)	$8.14	0.08	1.01	1.09	(0.09)	–	(0.09)	–	$9.14	13.47%	$333,436	0.74%	0.93%	0.74%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.54	0.09	1.60	1.69	(0.09)	–	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0.82%	85.37%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54)%	$434,001	0.79%	1.47%	0.79%	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%	$1,339,269	0.81%	1.04%	0.81%	377.04%
Year Ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)	–	(0.14)	–	$13.34	13.71%	$1,780,755	0.82%	1.02%	0.82%	222.16%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$9.10	0.05	0.53	0.58	(0.04)	–	(0.04)	–	$9.64	6.41%	$99,642,646	0.78%	1.07%	0.79%	8.46%
Year Ended December 31, 2010(e)	$8.10	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(f)
Year Ended December 31, 2009(e)	$6.52	0.09	1.58	1.67	(0.09)	–	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55)%	$88,106,911	0.81%	1.51%	0.81%	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$165,599,721	0.80%	1.08%	0.80%	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$166,541,627	0.82%	1.09%	0.82%	222.16%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	13

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment

14	Semiannual Report 2011

companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Asset:
Common Stocks	$763,969,112	$—	$—	$763,969,112
Mutual Fund	11,134,605	—	—	11,134,605
Total	$775,103,717	$—	$—	$775,103,717
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had no securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

16	Semiannual Report 2011

Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Aberdeen Asset Management, Inc.
Diamond Hill Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,065,706 for the six months ended June 30, 2011.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $45,485 for which NFA shall not be entitles to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,021.

18	Semiannual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $558,632 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contact owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For the purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $472.

For the year ended December 31, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $66,800,462 and sales of $133,539,773 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Nationwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on December 2, 2009, and approved by the shareholders of the NVIT Nationwide Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax free exchange of 1,339,230 shares of the Fund, valued at $11,589,861, for the assets of NVIT Nationwide Leaders Fund. The investment portfolio of NVIT Nationwide Leaders Fund, with a fair value and identified cost of $11,399,487 and $8,694,250, respectively at April 30, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Fund were $1,141,479,297.

The following pro forma information for the period ended December 31, 2010 is provided as though the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

—	Net investment income $8,512,134;

—	Net gain on investments $164,048,812;

—	Net change in unrealized depreciation $(58,013,271); and

—	Net increase in net assets resulting from operations $114,547,675.

20	Semiannual Report 2011

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Nationwide Leaders Fund that have been included in the Fund’s Statement of Operations since April 30, 2010.

10. Federal	Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$669,886,366	$115,948,657	$(10,731,306)	$105,217,351

11.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	21

Supplemental Information

June 30, 2011 (Unaudited)

A. Renewal	of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

22	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2011

NVIT Real Estate Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

2	Semiannual Report 2011

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Real Estate Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,099.50	4.89	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94
Class II Shares	Actual		1,000.00	1,097.30	6.19	1.19
	Hypothetical	[b]	1,000.00	1,018.89	5.96	1.19

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Real Estate Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	97.5%
Mutual Fund	2.2%
Repurchase Agreement	0.5%
Liabilities in excess of other assets	(0.2)%

100.0%

Top Industries †
Real Estate Investment Trusts (REITs)	87.7%
Hotels, Restaurants & Leisure	4.5%
Real Estate Management & Development	3.8%
Health Care Providers & Services	1.3%
Other Industries *	2.7%

100.0%

Top Holdings †
Simon Property Group, Inc.	13.4%
Equity Residential	9.8%
Host Hotels & Resorts, Inc.	6.7%
Vornado Realty Trust	5.7%
Boston Properties, Inc.	5.0%
Regency Centers Corp.	4.7%
HCP, Inc.	4.3%
Starwood Hotels & Resorts Worldwide, Inc.	4.1%
General Growth Properties, Inc.	4.0%
Public Storage	3.8%
Other Holdings *	38.5%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Real Estate Fund

Common Stocks 97.5%

	Shares	Market Value

Health Care Providers & Services 1.3%
Assisted Living Concepts, Inc., Class A	197,216	$3,309,284
Capital Senior Living Corp.*	69,281	643,621

		3,952,905

Hotels, Restaurants & Leisure 4.5%
Hyatt Hotels Corp., Class A*	28,780	1,174,800
Starwood Hotels & Resorts Worldwide, Inc.	232,210	13,013,048

		14,187,848

Real Estate Investment Trusts (REITs) 87.9%
Acadia Realty Trust	116,789	2,374,320
American Campus Communities, Inc.	18,160	645,043
Apartment Investment & Management Co., Class A	119,230	3,043,942
Ashford Hospitality Trust, Inc.	57,170	711,766
AvalonBay Communities, Inc.	87,304	11,209,834
BioMed Realty Trust, Inc.	60,820	1,170,177
Boston Properties, Inc.	147,896	15,700,639
BRCP REIT I, LLC*(a)(b)	1,255,145	338,889
BRCP REIT II, LLC*(a)(b)	3,066,644	1,502,656
BRE Properties, Inc.	110	5,487
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,764,000
Camden Property Trust	91,139	5,798,263
CommonWealth REIT	31,134	804,503
Coresite Realty Corp.	61,370	1,006,468
Cousins Properties, Inc.	425,251	3,631,644
CreXus Investment Corp.	51,320	570,165
DCT Industrial Trust, Inc.	320,651	1,677,005
Digital Realty Trust, Inc. (c)	27,676	1,709,823
Douglas Emmett, Inc.	75,150	1,494,733
Equity Lifestyle Properties, Inc.	103,406	6,456,671
Equity One, Inc.	5,831	108,690
Equity Residential	507,702	30,462,120
Federal Realty Investment Trust	49,316	4,200,737
General Growth Properties, Inc.	739,134	12,336,146
HCP, Inc.	367,634	13,488,491
Health Care REIT, Inc.	59,380	3,113,293
Healthcare Realty Trust, Inc.	228,628	4,716,596
Host Hotels & Resorts, Inc.	1,230,708	20,860,501
Hudson Pacific Properties, Inc.	118,930	1,846,983
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,481,327
Kite Realty Group Trust	54,636	272,087
Lexington Realty Trust (c)	19,900	181,687
LTC Properties, Inc.	17,436	485,070
Mack-Cali Realty Corp.	181,370	5,974,328
Parkway Properties, Inc.	3,970	67,728
Plum Creek Timber Co., Inc.	22,381	907,326
Post Properties, Inc.	37,276	1,519,370
Prologis, Inc.	171,354	6,141,327
PS Business Parks, Inc.	33,807	1,862,766
Public Storage	103,163	11,761,614
Regency Centers Corp.	331,852	14,591,532

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Retail Opportunity Investments Corp.	205,791	$2,214,311
RLJ Lodging Trust	55,520	964,382
Senior Housing Properties Trust	236,414	5,534,452
Simon Property Group, Inc.	358,574	41,677,056
Sovran Self Storage, Inc.	35,443	1,453,163
STAG Industrial, Inc.	46,590	570,727
Starwood Property Trust, Inc.	136,829	2,806,363
Vornado Realty Trust	191,304	17,825,707
Winthrop Realty Trust	99,800	1,191,612

		273,233,520

Real Estate Management & Development 3.8%
Brookfield Properties Corp.	229,872	4,431,932
Forest City Enterprises, Inc., Class A*	395,975	7,392,853

		11,824,785

Total Common Stocks (cost $210,776,193)		303,199,058

Mutual Fund 2.2%
Money Market Fund 2.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	6,761,640	6,761,640

Total Mutual Fund (cost $6,761,640)		6,761,640

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $1,609,064, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% — 14.00%, maturing 08/20/11 —06/15/41; total market value $1,641,244. (e)	$1,609,063	$1,609,063

Total Repurchase Agreement (cost $1,609,063)		1,609,063

Total Investments (cost $219,146,896) (f) —100.2%		311,569,761

Liabilities in excess of other assets—(0.2)%		(665,010)

NET ASSETS—100.0%		$310,904,751

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

6	Semiannual Report 2011

(b)	Security considered illiquid and restricted. The total value of such securities as of June 30, 2011 was $6,086,872 and represented 1.96% of Net Assets. (Note 2)

(c)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $1,567,746.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $1,609,063.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Real Estate Fund
Assets:
Investments, at value* (cost $217,537,833)	$309,960,698
Repurchase agreement, at value and cost	1,609,063

Total Investments	311,569,761

Dividends receivable	647,993
Security lending income receivable	259
Receivable for investments sold	1,340,566
Receivable for capital shares issued	239,109
Prepaid expenses	2,859

Total Assets	313,800,547

Liabilities:
Payable for investments purchased	552,619
Payable for capital shares redeemed	448,890
Payable upon return of securities loaned (Note 2)	1,609,063
Accrued expenses and other payables:
Investment advisory fees	176,784
Fund administration fees	11,874
Distribution fees	15,231
Administrative servicing fees	35,545
Accounting and transfer agent fees	2,094
Custodian fees	1,666
Compliance program costs (Note 3)	466
Professional fees	15,473
Printing fees	9,044
Other	17,047

Total Liabilities	2,895,796

Net Assets	$310,904,751

Represented by:
Capital	$203,522,006
Accumulated undistributed net investment income	1,917,634
Accumulated net realized gains from investment and foreign currency transactions	13,042,246
Net unrealized appreciation/(depreciation) from investments	92,422,865

Net Assets	$310,904,751

Net Assets:
Class I Shares	$235,937,830
Class II Shares	74,966,921

Total	$310,904,751

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	24,966,801
Class II Shares	7,964,116

Total	32,930,917

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.45
Class II Shares	$9.41
*	Includes value of securities on loan of $1,567,746 (Note 2)

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$4,237,849
Income from securities lending (Note 2)	259
Other income	338
Foreign tax withholding	(10,209)

Total Income	4,228,237

EXPENSES:
Investment advisory fees	1,061,922
Fund administration fees	72,990
Distribution fees Class II Shares	91,031
Administrative servicing fees Class I Shares	172,936
Administrative servicing fees Class II Shares	54,619
Professional fees	15,361
Printing fees	12,679
Trustee fees	5,274
Custodian fees	5,724
Accounting and transfer agent fees	57
Compliance program costs (Note 3)	386
Other	23,886

Total expenses before earnings credit	1,516,865

Earnings credit (Note 4)	(25)

Net Expenses	1,516,840

NET INVESTMENT INCOME	2,711,397

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	12,333,431
Net realized gains from foreign currency transactions (Note 2)	81

Net realized gains from investment and foreign currency transactions	12,333,512

Net change in unrealized appreciation/(depreciation) from investments	13,708,214
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(67)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	13,708,147

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	26,041,659

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,753,056

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$2,711,397	$3,861,194
Net realized gains from investment and foreign currency transactions	12,333,512	24,107,909
Net change in unrealized appreciation from investments and translations of assets and liabilities denominated in foreign currencies	13,708,147	44,049,097

Change in net assets resulting from operations	28,753,056	72,018,200

Distributions to Shareholders From:
Net investment income:
Class I	(672,477)	(4,066,981)
Class II	(121,286)	(1,028,146)
Net realized gains:
Class I	–	(17,273,676)
Class II	–	(5,273,928)

Change in net assets from shareholder distributions	(793,763)	(27,642,731)

Change in net assets from capital transactions	(13,794,620)	(2,197,291)

Change in net assets	14,164,673	42,178,178

Net Assets:
Beginning of period	296,740,078	254,561,900

End of period	$310,904,751	$296,740,078

Accumulated undistributed net investment income at end of period	$1,917,634	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,854,513	$17,007,439
Dividends reinvested	672,477	21,340,657
Cost of shares redeemed	(19,956,485)	(47,862,723)

Total Class I	(12,429,495)	(9,514,627)

Class II Shares
Proceeds from shares issued	5,634,503	11,212,161
Dividends reinvested	121,286	6,302,074
Cost of shares redeemed	(7,120,914)	(10,196,899)

Total Class II	(1,365,125)	7,317,336

Change in net assets from capital transactions	$(13,794,620)	$(2,197,291)

SHARE TRANSACTIONS:
Class I Shares
Issued	739,086	2,080,533
Reinvested	73,530	2,500,649
Redeemed	(2,196,360)	(5,815,750)

Total Class I Shares	(1,383,744)	(1,234,568)

Class II Shares
Issued	625,298	1,326,535
Reinvested	13,333	740,372
Redeemed	(783,891)	(1,254,448)

Total Class II Shares	(145,260)	812,459

Total change in shares	(1,529,004)	(422,109)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.62	0.08	0.78	0.86	(0.03)	–	–	(0.03)	$9.45	9.95%	$235,937,830	0.94%	1.85%	0.94%	7.72%
Year Ended December 31, 2010(e)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	–	(0.86)	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009(e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	–	(0.13)	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	$5.71	(40.88)%	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.59	0.07	0.77	0.84	(0.02)	–	–	(0.02)	$9.41	9.73%	$74,966,921	1.19%	1.60%	1.19%	7.72%
Year Ended December 31, 2010(e)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	–	(0.84)	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009(e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	–	(0.12)	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	$5.69	(41.07)%	$1,799,208	1.24%	2.62%	1.52%	19.78%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is not a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investments categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

12	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security are deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$3,952,905	$—	$—	$3,952,905
Hotels, Restaurants & Leisure	14,187,848	—	—	14,187,848
Real Estate Investment Trusts (REITs)	267,146,648	—	6,086,872	273,233,520
Real Estate Management & Development	11,824,785	—	—	11,824,785
Total Common Stocks	$297,112,186	$—	$6,086,872	$303,199,058
Repurchase Agreement	—	1,609,063	—	1,609,063
Mutual Fund	6,761,640	—	—	6,761,640
Total	$303,873,826	$1,609,063	$6,086,872	$311,569,761

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$5,730,083	$5,730,083
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	167,124	167,124
Purchases	189,665	189,665
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/11	$6,086,872	$6,086,872
Change in Unrealized Appreciation/(Depreciation) for securities still held	$167,124	$167,124

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Restricted Securities

At June 30, 2011, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2011 were as follows:

	Number of Shares	Acquisition Date	Cost	Market Value	% of Net Assets
BRCP REIT I, LLC	1,255,145	8/14/2009	$470,409	$338,889	0.11%
BRCP REIT II, LLC	2,048,357	8/14/2009	1,229,014	1,003,695	0.32%
BRCP REIT II, LLC	333,513	1/27/2010	333,513	163,421	0.05%
BRCP REIT II, LLC	521,842	8/17/2010	521,842	255,703	0.08%
BRCP REIT II, LLC	96,932	1/18/2011	96,932	47,497	0.02%
BRCP REIT II, LLC	66,000	4/5/2011	66,000	32,340	0.01%
Cabot Industrial Value Fund II, LP	5,040	8/14/2009	2,394,000	1,764,000	0.57%
Keystone Industrial Fund LP	2,619,000	8/14/2009	2,127,461	2,383,290	0.77%
Keystone Industrial Fund LP	81,000	11/13/2009	79,818	73,710	0.02%
Keystone Industrial Fund LP	26,733	6/28/2011	26,733	24,327	0.01%
Total			$7,345,722	$6,086,872	1.96%

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

14	Semiannual Report 2011

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and therefore are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$ 1,567,746	$1,609,063

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Morgan Stanley Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $682,665 for the six months ended June 30, 2011.

16	Semiannual Report 2011

Until April 30, 2010, the Trust and NFA operated pursuant to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.85% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount(a)	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$14,613	$—	$—	$—	$14,613

(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $386.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $227,555 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $23,452,700 and sales of $39,136,098 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

18	Semiannual Report 2011

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$221,119,115	$92,299,964	$(1,849,318)	$90,450,646

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	19

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

20	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

22	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
				International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Semiannual Report 2011

NVIT S&P 500 Index Fund

Semiannual Report

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-S&P (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by

2	Semiannual Report 2011

Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT S&P 500 Index Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class IV Shares	Actual	1,000.00	1,057.70	1.38	0.27
	Hypothetical[b]	1,000.00	1,023.46	1.35	0.27
Class Y Shares	Actual	1,000.00	1,058.30	0.87	0.17
	Hypothetical[b]	1,000.00	1,023.95	0.85	0.17

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	NVIT S&P 500 Index Fund

Asset Allocation
Common Stocks	99.0%
Mutual Fund	0.9%
Repurchase Agreement	0.4%
Liabilities in excess of other assets	(0.3%)

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	10.2%
Pharmaceuticals	5.7%
Computers & Peripherals	4.2%
Insurance	3.7%
Diversified Financial Services	3.7%
Software	3.7%
Media	3.3%
Information Technology Services	3.2%
Aerospace & Defense	2.8%
Diversified Telecommunication Services	2.7%
Other Industries *	56.8%

100.0%

Top Holdings †
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.6%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
Procter & Gamble Co. (The)	1.5%
Pfizer, Inc.	1.3%
Other Holdings *	81.8%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 2.8%
Boeing Co. (The)	151,008	$11,164,021
General Dynamics Corp.	76,091	5,670,301
Goodrich Corp.	25,544	2,439,452
Honeywell International, Inc.	160,977	9,592,619
ITT Corp.	37,660	2,219,304
L-3 Communications Holdings, Inc.	21,710	1,898,540
Lockheed Martin Corp.	58,252	4,716,664
Northrop Grumman Corp.	59,876	4,152,401
Precision Castparts Corp.	29,430	4,845,650
Raytheon Co.	72,858	3,631,971
Rockwell Collins, Inc.	31,514	1,944,099
Textron, Inc.	56,497	1,333,894
United Technologies Corp.	187,208	16,569,780

		70,178,696

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	33,338	2,628,368
Expeditors International of Washington, Inc.	43,443	2,223,847
FedEx Corp.	64,567	6,124,180
United Parcel Service, Inc., Class B	201,721	14,711,513

		25,687,908

Airlines 0.1%
Southwest Airlines Co.	161,954	1,849,515

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The)*	49,954	837,729
Johnson Controls, Inc.	138,775	5,781,366

		6,619,095

Automobiles 0.5%
Ford Motor Co.*	776,889	10,713,299
Harley-Davidson, Inc.	48,333	1,980,203

		12,693,502

Beverages 2.5%
Brown-Forman Corp., Class B	21,088	1,575,063
Coca-Cola Co. (The)	468,241	31,507,937
Coca-Cola Enterprises, Inc.	66,489	1,940,149
Constellation Brands, Inc., Class A*	36,613	762,283
Dr Pepper Snapple Group, Inc.	45,284	1,898,758
Molson Coors Brewing Co., Class B	32,509	1,454,453
PepsiCo, Inc.	323,306	22,770,441

		61,909,084

Biotechnology 1.2%
Amgen, Inc.*	190,169	11,096,361
Biogen Idec, Inc.*	49,425	5,284,521
Celgene Corp.*	94,664	5,710,133
Cephalon, Inc.*	15,737	1,257,386

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Gilead Sciences, Inc.*	160,988	$6,666,513

		30,014,914

Building Products 0.0%†
Masco Corp.	73,267	881,402

Capital Markets 2.3%
Ameriprise Financial, Inc.	49,561	2,858,679
Bank of New York Mellon Corp. (The)	253,989	6,507,198
BlackRock, Inc.	19,662	3,771,368
Charles Schwab Corp. (The)	204,878	3,370,243
E*TRADE Financial Corp.*	51,509	710,824
Federated Investors, Inc., Class B(a)	19,054	454,247
Franklin Resources, Inc.	29,500	3,873,055
Goldman Sachs Group, Inc. (The)	105,898	14,093,965
Invesco Ltd.	94,523	2,211,838
Janus Capital Group, Inc.	37,607	355,010
Legg Mason, Inc.	30,439	997,182
Morgan Stanley	315,952	7,270,056
Northern Trust Corp.	49,464	2,273,366
State Street Corp.	103,101	4,648,824
T. Rowe Price Group, Inc.	53,133	3,206,045

		56,601,900

Chemicals 2.2%
Air Products & Chemicals, Inc.	43,344	4,142,820
Airgas, Inc.	14,294	1,001,152
CF Industries Holdings, Inc.	14,623	2,071,640
Dow Chemical Co. (The)	240,457	8,656,452
E.I. du Pont de Nemours & Co.	189,960	10,267,338
Eastman Chemical Co.	14,534	1,483,485
Ecolab, Inc.	47,456	2,675,569
FMC Corp.	14,677	1,262,516
International Flavors & Fragrances, Inc.	16,446	1,056,491
Monsanto Co.	109,632	7,952,705
PPG Industries, Inc.	32,351	2,937,147
Praxair, Inc.	62,196	6,741,424
Sherwin-Williams Co. (The)	18,077	1,516,118
Sigma-Aldrich Corp.	24,917	1,828,410

		53,593,267

Commercial Banks 2.7%
BB&T Corp.	142,464	3,823,734
Comerica, Inc.	36,164	1,250,189
Fifth Third Bancorp	187,936	2,396,184
First Horizon National Corp.	53,890	514,111
Huntington Bancshares, Inc.	176,641	1,158,765
KeyCorp	194,511	1,620,277
M&T Bank Corp.	25,671	2,257,764
Marshall & Ilsley Corp.	108,465	864,466
PNC Financial Services Group, Inc.	107,649	6,416,957

6	Semiannual Report 2011

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)
Regions Financial Corp.	257,040	$1,593,648
SunTrust Banks, Inc.	109,824	2,833,459
U.S. Bancorp	394,082	10,053,032
Wells Fargo & Co.	1,081,826	30,356,038
Zions Bancorporation	37,611	903,040

		66,041,664

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	21,618	835,103
Cintas Corp.	25,865	854,321
Iron Mountain, Inc.	41,057	1,399,633
Pitney Bowes, Inc.	41,708	958,867
Republic Services, Inc.	62,065	1,914,705
RR Donnelley & Sons Co.	38,377	752,573
Stericycle, Inc.*	17,562	1,565,126
Waste Management, Inc.	96,999	3,615,153

		11,895,481

Communications Equipment 2.0%
Cisco Systems, Inc.	1,125,009	17,561,391
F5 Networks, Inc.*	16,593	1,829,378
Harris Corp.	26,023	1,172,596
JDS Uniphase Corp.*	46,443	773,740
Juniper Networks, Inc.*	109,041	3,434,792
Motorola Mobility Holdings, Inc.*	60,347	1,330,048
Motorola Solutions, Inc.*	69,452	3,197,570
QUALCOMM, Inc.	341,486	19,392,990
Tellabs, Inc.	73,177	337,346

		49,029,851

Computers & Peripherals 4.2%
Apple, Inc.*	189,147	63,490,973
Dell, Inc.*	335,833	5,598,336
EMC Corp.*	420,859	11,594,665
Hewlett-Packard Co.	424,249	15,442,664
Lexmark International, Inc., Class A*	16,176	473,310
NetApp, Inc.*	75,249	3,971,642
SanDisk Corp.*	48,763	2,023,665
Western Digital Corp.*	47,542	1,729,578

		104,324,833

Construction & Engineering 0.2%
Fluor Corp.	35,652	2,305,259
Jacobs Engineering Group, Inc.*	25,944	1,122,078
Quanta Services, Inc.*	44,211	893,062

		4,320,399

Construction Materials 0.0%†
Vulcan Materials Co.(a)	26,414	1,017,731

Consumer Finance 0.8%
American Express Co.	213,925	11,059,923
Capital One Financial Corp.	93,911	4,852,381
Discover Financial Services	111,583	2,984,845

Common Stocks (continued)
	Shares	Market Value

Consumer Finance (continued)
SLM Corp.	107,893	$1,813,681

		20,710,830

Containers & Packaging 0.1%
Ball Corp.	34,362	1,321,563
Bemis Co., Inc.	21,553	728,060
Owens-Illinois, Inc.*	33,556	866,080
Sealed Air Corp.	32,769	779,575

		3,695,278

Distributors 0.1%
Genuine Parts Co.	32,183	1,750,755

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	24,915	1,088,287
DeVry, Inc.	12,527	740,722
H&R Block, Inc.	62,452	1,001,730

		2,830,739

Diversified Financial Services 3.7%
Bank of America Corp.	2,072,590	22,715,586
Citigroup, Inc.	597,386	24,875,153
CME Group, Inc.	13,718	4,000,032
IntercontinentalExchange, Inc.*	15,040	1,875,639
JPMorgan Chase & Co.	812,772	33,274,886
Leucadia National Corp.	40,526	1,381,937
Moody’s Corp.	40,544	1,554,862
NASDAQ OMX Group, Inc. (The)*	30,728	777,418
NYSE Euronext	53,556	1,835,364

		92,290,877

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,211,276	38,046,179
CenturyLink, Inc.	122,840	4,966,421
Frontier Communications Corp.(a)	203,593	1,642,996
Verizon Communications, Inc.	578,658	21,543,437
Windstream Corp.(a)	104,329	1,352,104

		67,551,137

Electric Utilities 1.8%
American Electric Power Co., Inc.	98,551	3,713,402
Duke Energy Corp.	272,321	5,127,804
Edison International	66,647	2,582,571
Entergy Corp.	36,405	2,485,733
Exelon Corp.	135,489	5,804,349
FirstEnergy Corp.	85,547	3,776,900
NextEra Energy, Inc.	86,311	4,959,430
Northeast Utilities	36,165	1,271,923
Pepco Holdings, Inc.	46,192	906,749
Pinnacle West Capital Corp.	22,304	994,312
PPL Corp.	118,059	3,285,582
Progress Energy, Inc.	60,247	2,892,459
Southern Co.	173,684	7,013,360

		44,814,574

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.5%
Emerson Electric Co.	153,749	$8,648,381
Rockwell Automation, Inc.	29,520	2,561,155
Roper Industries, Inc.	19,618	1,634,180

		12,843,716

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	36,036	1,945,583
Corning, Inc.	321,119	5,828,310
FLIR Systems, Inc.	32,670	1,101,306
Jabil Circuit, Inc.	40,239	812,828
Molex, Inc.	28,450	733,156

		10,421,183

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	88,903	6,450,802
Cameron International Corp.*	50,123	2,520,686
Diamond Offshore Drilling, Inc.(a)	14,222	1,001,371
FMC Technologies, Inc.*	49,163	2,202,011
Halliburton Co.	187,160	9,545,160
Helmerich & Payne, Inc.	21,884	1,446,970
Nabors Industries Ltd.*	58,788	1,448,536
National Oilwell Varco, Inc.	86,539	6,768,215
Noble Corp.	51,584	2,032,926
Rowan Cos., Inc.*	26,077	1,012,048
Schlumberger Ltd.	277,548	23,980,147

		58,408,872

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	89,357	7,259,363
CVS Caremark Corp.	277,347	10,422,700
Kroger Co. (The)	124,057	3,076,614
Safeway, Inc.	72,439	1,692,899
SUPERVALU, Inc.(a)	44,211	416,026
Sysco Corp.	119,352	3,721,395
Walgreen Co.	187,252	7,950,720
Wal-Mart Stores, Inc.	390,652	20,759,247
Whole Foods Market, Inc.	30,553	1,938,588

		57,237,552

Food Products 1.8%
Archer-Daniels-Midland Co.	139,512	4,206,287
Campbell Soup Co.	37,342	1,290,166
ConAgra Foods, Inc.	83,644	2,158,852
Dean Foods Co.*	36,986	453,818
General Mills, Inc.	130,585	4,860,374
H.J. Heinz Co.	65,829	3,507,369
Hershey Co. (The)	31,369	1,783,328
Hormel Foods Corp.	28,411	846,932
JM Smucker Co. (The)	23,727	1,813,692
Kellogg Co.	51,218	2,833,380
Kraft Foods, Inc., Class A	359,558	12,667,228
McCormick & Co., Inc., Non- Voting Shares	27,106	1,343,644
Mead Johnson Nutrition Co.	41,800	2,823,590

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Sara Lee Corp.	119,689	$2,272,894
Tyson Foods, Inc., Class A	61,337	1,191,164

		44,052,718

Gas Utilities 0.1%
Nicor, Inc.	9,225	504,977
Oneok, Inc.	21,914	1,621,855

		2,126,832

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	116,668	6,963,913
Becton, Dickinson and Co.	44,746	3,855,763
Boston Scientific Corp.*	312,614	2,160,163
C. R. Bard, Inc.	17,522	1,924,967
CareFusion Corp.*	45,711	1,241,968
Covidien PLC	101,401	5,397,575
DENTSPLY International, Inc.	28,801	1,096,742
Edwards Lifesciences Corp.*	23,459	2,045,156
Intuitive Surgical, Inc.*	8,037	2,990,648
Medtronic, Inc.	218,734	8,427,821
St. Jude Medical, Inc.	67,268	3,207,338
Stryker Corp.	68,255	4,005,886
Varian Medical Systems, Inc.*	23,974	1,678,659
Zimmer Holdings, Inc.*	39,268	2,481,738

		47,478,337

Health Care Providers & Services 2.2%
Aetna, Inc.	77,628	3,422,618
AmerisourceBergen Corp.	56,042	2,320,139
Cardinal Health, Inc.	71,714	3,257,250
CIGNA Corp.	55,347	2,846,496
Coventry Health Care, Inc.*	30,325	1,105,953
DaVita, Inc.*	19,536	1,692,013
Express Scripts, Inc.*	108,298	5,845,926
Humana, Inc.	34,446	2,774,281
Laboratory Corp of America Holdings*	20,497	1,983,905
McKesson Corp.	51,571	4,313,914
Medco Health Solutions, Inc.*	81,779	4,622,149
Patterson Cos., Inc.	19,612	645,039
Quest Diagnostics, Inc.	32,188	1,902,311
Tenet Healthcare Corp.*	100,177	625,104
UnitedHealth Group, Inc.	221,608	11,430,541
WellPoint, Inc.	75,102	5,915,784

		54,703,423

Health Care Technology 0.1%
Cerner Corp.*	29,593	1,808,428

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	88,342	3,324,310
Chipotle Mexican Grill, Inc.*	6,366	1,961,938
Darden Restaurants, Inc.	27,911	1,388,851

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
International Game Technology	61,357	$1,078,656
Marriott International, Inc., Class A	58,077	2,061,153
McDonald’s Corp.	212,226	17,894,896
Starbucks Corp.	153,328	6,054,923
Starwood Hotels & Resorts Worldwide, Inc.	39,909	2,236,500
Wyndham Worldwide Corp.	34,776	1,170,212
Wynn Resorts Ltd.	15,568	2,234,631
Yum! Brands, Inc.	95,230	5,260,505

		44,666,575

Household Durables 0.3%
D.R. Horton, Inc.	57,507	662,481
Fortune Brands, Inc.	31,537	2,011,114
Harman International Industries, Inc.	14,303	651,788
Leggett & Platt, Inc.	29,239	712,847
Lennar Corp., Class A	32,897	597,080
Newell Rubbermaid, Inc.	59,578	940,141
Pulte Group, Inc.*	69,906	535,480
Whirlpool Corp.	15,594	1,268,104

		7,379,035

Household Products 2.1%
Clorox Co.	27,276	1,839,494
Colgate-Palmolive Co.	100,000	8,741,000
Kimberly-Clark Corp.	80,362	5,348,895
Procter & Gamble Co. (The)	570,927	36,293,829

		52,223,218

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	134,380	1,712,001
Constellation Energy Group, Inc.	41,058	1,558,562
NRG Energy, Inc.*	49,323	1,212,359

		4,482,922

Industrial Conglomerates 2.4%
3M Co.	145,342	13,785,689
General Electric Co.	2,169,220	40,911,489
Tyco International Ltd.	95,922	4,741,424

		59,438,602

Information Technology Services 3.2%
Automatic Data Processing, Inc.	102,213	5,384,581
Cognizant Technology Solutions Corp., Class A*	62,234	4,564,242
Computer Sciences Corp.	31,729	1,204,433
Fidelity National Information Services, Inc.	55,049	1,694,959
Fiserv, Inc.*	29,378	1,839,944

Common Stocks (continued)
	Shares	Market Value

Information Technology Services (continued)
International Business Machines Corp.	247,737	$42,499,282
MasterCard, Inc., Class A	19,260	5,803,808
Paychex, Inc.	65,879	2,023,803
SAIC, Inc.*	57,089	960,237
Teradata Corp.*	34,531	2,078,766
Total System Services, Inc.	33,115	615,277
Visa, Inc., Class A	97,974	8,255,289
Western Union Co. (The)	129,335	2,590,580

		79,515,201

Insurance 3.7%
ACE Ltd.	69,015	4,542,567
Aflac, Inc.	95,669	4,465,829
Allstate Corp. (The)	106,974	3,265,916
American International Group, Inc.*	89,239	2,616,487
Aon Corp.	67,613	3,468,547
Assurant, Inc.	19,747	716,224
Berkshire Hathaway, Inc., Class B*	354,110	27,404,573
Chubb Corp.	59,841	3,746,645
Cincinnati Financial Corp.	33,350	973,153
Genworth Financial, Inc., Class A*	100,365	1,031,752
Hartford Financial Services Group, Inc.	91,086	2,401,938
Lincoln National Corp.	64,126	1,826,950
Loews Corp.	63,557	2,675,114
Marsh & McLennan Cos., Inc.	112,045	3,494,684
MetLife, Inc.	216,210	9,485,133
Principal Financial Group, Inc.	65,731	1,999,537
Progressive Corp. (The)	133,719	2,858,912
Prudential Financial, Inc.	99,819	6,347,490
Torchmark Corp.	15,561	998,083
Travelers Cos., Inc. (The)	85,680	5,001,998
Unum Group	62,967	1,604,399
XL Group PLC	63,300	1,391,334

		92,317,265

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	73,044	14,936,768
Expedia, Inc.	40,826	1,183,546
Netflix, Inc.*	8,912	2,341,093
priceline.com, Inc.*	10,155	5,198,649

		23,660,056

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	38,198	1,202,091
eBay, Inc.*	233,622	7,538,982
Google, Inc., Class A*	51,412	26,034,009
Monster Worldwide, Inc.*	25,919	379,972
VeriSign, Inc.	34,467	1,153,266
Yahoo!, Inc.*	266,518	4,008,431

		40,316,751

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Equipment & Products 0.1%
Hasbro, Inc.	27,872	$1,224,417
Mattel, Inc.	71,105	1,954,676

		3,179,093

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	71,194	3,638,725
Life Technologies Corp.*	36,569	1,904,148
PerkinElmer, Inc.	23,074	620,921
Thermo Fisher Scientific, Inc.*	78,395	5,047,854
Waters Corp.*	18,747	1,794,838

		13,006,486

Machinery 2.4%
Caterpillar, Inc.	131,817	14,033,238
Cummins, Inc.	40,142	4,154,295
Danaher Corp.	111,381	5,902,079
Deere & Co.	85,849	7,078,250
Dover Corp.	38,167	2,587,723
Eaton Corp.	69,794	3,590,901
Flowserve Corp.	11,421	1,255,054
Illinois Tool Works, Inc.	102,283	5,777,967
Ingersoll-Rand PLC	67,762	3,077,072
Joy Global, Inc.	21,488	2,046,517
PACCAR, Inc.	74,757	3,819,335
Pall Corp.	23,756	1,335,800
Parker Hannifin Corp.	33,174	2,977,035
Snap-on, Inc.	11,908	744,012
Stanley Black & Decker, Inc.	34,389	2,477,727

		60,857,005

Media 3.3%
Cablevision Systems Corp., Class A	47,085	1,704,948
CBS Corp. Non-Voting, Class B	136,801	3,897,461
Comcast Corp., Class A	565,800	14,337,372
DIRECTV Group, Inc. (The), Class A*	157,046	7,981,078
Discovery Communications, Inc., Class A*	56,984	2,334,065
Gannett Co., Inc.	49,198	704,515
Interpublic Group of Cos., Inc. (The)	99,980	1,249,750
McGraw-Hill Cos., Inc. (The)	62,329	2,612,208
News Corp., Class A	467,417	8,273,281
Omnicom Group Inc.	57,506	2,769,489
Scripps Networks Interactive, Inc., Class A	18,574	907,897
Time Warner Cable, Inc.	68,810	5,369,932
Time Warner, Inc.	219,030	7,966,121
Viacom, Inc., Class B	119,684	6,103,884
Walt Disney Co. (The)	386,613	15,093,372
Washington Post Co. (The), Class B(a)	1,055	441,992

		81,747,365

Metals & Mining 1.1%
AK Steel Holding Corp.	22,085	348,060
Alcoa, Inc.	217,587	3,450,930

Common Stocks (continued)
	Shares	Market Value

Metals & Mining (continued)
Allegheny Technologies, Inc.	21,711	$1,377,997
Cliffs Natural Resources, Inc.	29,589	2,735,503
Freeport-McMoRan Copper & Gold, Inc.	193,766	10,250,221
Newmont Mining Corp.	100,983	5,450,053
Nucor Corp.	64,653	2,664,997
Titanium Metals Corp.	18,059	330,841
United States Steel Corp.	29,412	1,354,128

		27,962,730

Multiline Retail 0.7%
Big Lots, Inc.*	15,384	509,980
Family Dollar Stores, Inc.	25,020	1,315,051
J.C. Penney Co., Inc.	43,617	1,506,531
Kohl’s Corp.	57,499	2,875,525
Macy’s, Inc.	87,299	2,552,623
Nordstrom, Inc.	34,326	1,611,262
Sears Holdings Corp.*(a)	8,816	629,815
Target Corp.	140,961	6,612,481

		17,613,268

Multi-Utilities 1.3%
Ameren Corp.	49,333	1,422,764
CenterPoint Energy, Inc.	87,027	1,683,972
CMS Energy Corp.	51,629	1,016,575
Consolidated Edison, Inc.	59,848	3,186,308
Dominion Resources, Inc.	117,778	5,685,144
DTE Energy Co.	34,643	1,732,843
Integrys Energy Group, Inc.	15,930	825,811
NiSource, Inc.	57,198	1,158,259
PG&E Corp.	81,402	3,421,326
Public Service Enterprise Group, Inc.	103,485	3,377,750
SCANA Corp.	23,386	920,707
Sempra Energy	48,981	2,590,115
TECO Energy, Inc.	43,977	830,726
Wisconsin Energy Corp.	47,819	1,499,126
Xcel Energy, Inc.	99,043	2,406,745

		31,758,171

Office Electronics 0.1%
Xerox Corp.	286,622	2,983,735

Oil, Gas & Consumable Fuels 10.2%
Alpha Natural Resources, Inc.*	46,343	2,105,826
Anadarko Petroleum Corp.	101,765	7,811,481
Apache Corp.	78,431	9,677,601
Cabot Oil & Gas Corp.	21,372	1,417,177
Chesapeake Energy Corp.	134,526	3,994,077
Chevron Corp.	411,177	42,285,443
ConocoPhillips	289,118	21,738,782
CONSOL Energy, Inc.	46,362	2,247,630
Denbury Resources, Inc.*	81,270	1,625,400
Devon Energy Corp.	86,523	6,818,878
El Paso Corp.	157,296	3,177,379

10	Semiannual Report 2011

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	54,908	$5,740,631
EQT Corp.	30,569	1,605,484
Exxon Mobil Corp.	1,007,570	81,996,047
Hess Corp.	61,851	4,623,981
Marathon Oil Corp.	145,654	7,673,053
Murphy Oil Corp.	39,567	2,597,969
Newfield Exploration Co.*	27,053	1,840,145
Noble Energy, Inc.	36,097	3,235,374
Occidental Petroleum Corp.	166,266	17,298,315
Peabody Energy Corp.	55,380	3,262,436
Pioneer Natural Resources Co.	23,884	2,139,290
QEP Resources, Inc.	36,160	1,512,573
Range Resources Corp.	32,862	1,823,841
Southwestern Energy Co.*	71,165	3,051,555
Spectra Energy Corp.	132,959	3,644,406
Sunoco, Inc.	24,778	1,033,490
Tesoro Corp.*	29,419	673,989
Valero Energy Corp.	116,649	2,982,715
Williams Cos., Inc. (The)	120,307	3,639,287

		253,274,255

Paper & Forest Products 0.2%
International Paper Co.	89,444	2,667,220
MeadWestvaco Corp.	34,716	1,156,390

		3,823,610

Personal Products 0.2%
Avon Products, Inc.	87,999	2,463,972
Estee Lauder Cos., Inc. (The), Class A	23,323	2,453,346

		4,917,318

Pharmaceuticals 5.7%
Abbott Laboratories(b)	317,913	16,728,582
Allergan, Inc.	62,343	5,190,055
Bristol-Myers Squibb Co.	348,947	10,105,505
Eli Lilly & Co.	208,378	7,820,426
Forest Laboratories, Inc.*	58,538	2,302,885
Hospira, Inc.*	34,321	1,944,628
Johnson & Johnson	560,669	37,295,702
Merck & Co., Inc.	631,328	22,279,565
Mylan, Inc.*	89,855	2,216,723
Pfizer, Inc.	1,616,086	33,291,372
Watson Pharmaceuticals, Inc.*	25,874	1,778,320

		140,953,763

Professional Services 0.1%
Dun & Bradstreet Corp.	10,109	763,634
Equifax, Inc.	25,181	874,284
Robert Half International, Inc.	30,043	812,062

		2,449,980

Real Estate Investment Trusts (REITs) 1.6%
Apartment Investment & Management Co., Class A	24,455	624,336

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	17,862	$2,293,481
Boston Properties, Inc.	29,782	3,161,657
Equity Residential	60,271	3,616,260
HCP, Inc.	83,055	3,047,288
Health Care REIT, Inc.	36,159	1,895,816
Host Hotels & Resorts, Inc.	140,364	2,379,170
Kimco Realty Corp.	83,247	1,551,724
Plum Creek Timber Co., Inc.	33,128	1,343,009
Prologis, Inc.	89,815	3,218,970
Public Storage	28,621	3,263,080
Simon Property Group, Inc.	59,994	6,973,103
Ventas, Inc.	33,438	1,762,517
Vornado Realty Trust	33,542	3,125,443
Weyerhaeuser Co.	110,173	2,408,382

		40,664,236

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A*	59,712	1,499,368

Road & Rail 0.9%
CSX Corp.	225,567	5,914,367
Norfolk Southern Corp.	72,250	5,413,692
Ryder System, Inc.	10,420	592,377
Union Pacific Corp.(a)	100,332	10,474,661

		22,395,097

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	118,167	825,987
Altera Corp.	65,913	3,055,068
Analog Devices, Inc.	61,293	2,399,008
Applied Materials, Inc.	269,653	3,508,186
Broadcom Corp., Class A*	97,599	3,283,230
First Solar, Inc.*(a)	11,105	1,468,858
Intel Corp.	1,084,467	24,031,789
KLA-Tencor Corp.	34,349	1,390,448
Linear Technology Corp.	46,589	1,538,369
LSI Corp.*	123,917	882,289
MEMC Electronic Materials, Inc.*	46,768	398,931
Microchip Technology, Inc.(a)	38,968	1,477,277
Micron Technology, Inc.*	176,198	1,317,961
National Semiconductor Corp.	49,333	1,214,085
Novellus Systems, Inc.*	18,275	660,458
NVIDIA Corp.*	122,798	1,956,786
Teradyne, Inc.*	37,948	561,630
Texas Instruments, Inc.	237,510	7,797,453
Xilinx, Inc.	54,338	1,981,707

		59,749,520

Software 3.7%
Adobe Systems, Inc.*	103,189	3,245,294
Autodesk, Inc.*	47,246	1,823,696
BMC Software, Inc.*	36,179	1,978,991
CA, Inc.	77,651	1,773,549

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Software (continued)
Citrix Systems, Inc.*	38,455	$3,076,400
Compuware Corp.*	44,669	435,969
Electronic Arts, Inc.*	68,010	1,605,036
Intuit, Inc.*	55,967	2,902,449
Microsoft Corp.	1,517,845	39,463,970
Oracle Corp.	797,006	26,229,468
Red Hat, Inc.*	39,487	1,812,453
Salesforce.com, Inc.*	24,651	3,672,506
Symantec Corp.*	154,550	3,047,726

		91,067,507

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	17,935	1,200,210
AutoNation, Inc.*(a)	13,015	476,479
AutoZone, Inc.*	5,172	1,524,964
Bed Bath & Beyond, Inc.*	50,961	2,974,594
Best Buy Co., Inc.	65,999	2,073,029
CarMax, Inc.*	46,203	1,527,933
GameStop Corp., Class A*(a)	28,941	771,856
Gap, Inc. (The)	79,949	1,447,077
Home Depot, Inc.	325,681	11,796,166
Limited Brands, Inc.	51,594	1,983,789
Lowe’s Cos., Inc.	266,333	6,208,222
O’Reilly Automotive, Inc.*	28,204	1,847,644
Ross Stores, Inc.	23,925	1,916,871
Staples, Inc.	145,884	2,304,967
Tiffany & Co.	26,126	2,051,414
TJX Cos., Inc.	78,979	4,148,767
Urban Outfitters, Inc.*	25,486	717,431

		44,971,413

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	60,057	3,839,444
NIKE, Inc., Class B	77,585	6,981,098
Polo Ralph Lauren Corp.	13,156	1,744,617
VF Corp.	17,903	1,943,550

		14,508,709

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	107,763	882,579
People’s United Financial, Inc.	73,258	984,587

		1,867,166

Tobacco 1.7%
Altria Group, Inc.	428,185	11,308,366
Lorillard, Inc.	29,395	3,200,234
Philip Morris International, Inc.	363,754	24,287,854
Reynolds American, Inc.	69,156	2,562,230

		41,358,684

Trading Companies & Distributors 0.2%
Fastenal Co.	60,318	2,170,845

Common Stocks (continued)
	Shares	Market Value

Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	11,904	$1,829,049

		3,999,894

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	81,131	4,245,585
MetroPCS Communications, Inc.*	54,317	934,796
Sprint Nextel Corp.*	611,966	3,298,497

		8,478,878

Total Common Stocks (cost $2,432,010,153)		2,458,471,369

Mutual Fund 0.9%
Money Market Fund 0.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08%(c)	22,556,657	22,556,657

Total Mutual Fund (cost $22,556,657)		22,556,657

Repurchase Agreement 0.4%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/2011, due 07/01/2011, repurchase price $9,228,229, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%—14.00%, maturing 8/20/11 — 6/15/41; total market value $9,412,785(d)	$9,228,221	9,228,221

Total Repurchase Agreement (cost $9,228,221)		9,228,221

Total Investments (cost $2,463,795,031)(e) — 100.3%		2,490,256,247

Liabilities in excess of other assets —(0.3%)		(6,589,238)

NET ASSETS — 100.0%		$2,483,667,009

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $15,128,196 which was collateralized by a repurchase agreement with a value of $9,228,221

12	Semiannual Report 2011

and $6,116,685 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 3.63% and maturity dates ranging from 11/30/11 to 05/15/21, a total value of $15,344,906.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $9,228,221.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
401	E-Mini S&P 500	09/16/11	$26,375,775	$627,173

2011 Semiannual Report	13

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investments, at value* (cost $2,454,566,810)	$2,481,028,026
Repurchase agreement, at value and cost	9,228,221

Total Investments	2,490,256,247

Dividends receivable	3,203,559
Security lending income receivable	16,353
Receivable for investments sold	808,551
Receivable for capital shares issued	1,610,195
Receivable for variation margin on futures contracts	205,925
Prepaid expenses	23,380

Total Assets	2,496,124,210

Liabilities:
Payable for capital shares redeemed	2,735,285
Payable upon return of securities loaned (Note 2)	9,228,221
Accrued expenses and other payables:
Investment advisory fees	250,034
Fund administration fees	54,590
Administrative servicing fees	23,082
Accounting and transfer agent fees	13,160
Custodian fees	10,319
Compliance program costs (Note 3)	2,308
Professional fees	41,128
Printing fees	17,705
Other	81,369

Total Liabilities	12,457,201

Net Assets	$2,483,667,009

Represented by:
Capital	$2,637,601,003
Accumulated undistributed net investment income	2,785,470
Accumulated net realized losses from investment and futures contracts	(183,807,853)
Net unrealized appreciation/(depreciation) from investments	26,461,216
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	627,173

Net Assets	$2,483,667,009

Net Assets:
Class IV Shares	$156,761,299
Class Y Shares	2,326,905,710

Total	$2,483,667,009

Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	17,082,861
Class Y Shares	253,700,374

Total	270,783,235

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$9.18
Class Y Shares	$9.17
*	Includes value of securities on loan of $15,128,196 (Note 2)

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$24,456,633
Income from securities lending (Note 2)	95,421
Other income	2,752

Total Income	24,554,806

EXPENSES:
Investment advisory fees	1,585,482
Fund administration fees	364,101
Administrative servicing fees Class IV Shares	79,616
Professional fees	49,396
Printing fees	6,578
Trustee fees	43,223
Custodian fees	44,566
Accounting and transfer agent fees	446
Compliance program costs (Note 3)	4,555
Miscellaneous	123,545
Other	14,539

Total expenses before earnings credit and fees waived	2,316,047

Earnings credit (Note 4)	(41)
Investment advisory fees waived (Note 3)	(53,173)

Net Expenses	2,262,833

NET INVESTMENT INCOME	22,291,973

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(14,860,791)
Net realized gains from futures transactions (Note 2)	3,025,619

Net realized losses from investment and futures transactions	(11,835,172)

Net change in unrealized appreciation/(depreciation) from investments	132,539,528
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(935,910)

Net change in unrealized appreciation/(depreciation) from investments and futures	131,603,618

Net realized/unrealized gains from investments and futures transactions	119,768,446

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$142,060,419

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$22,291,973	$40,102,723
Net realized losses from investment and futures transactions	(11,835,172)	(10,479,552)
Net change in unrealized appreciation from investments and futures	131,603,618	283,506,458

Change in net assets resulting from operations	142,060,419	313,129,629

Distributions to Shareholders From:
Net investment income:
Class IV	(1,256,209)	(2,648,596)
Class Y	(20,108,898)	(37,120,912)

Change in net assets from shareholder distributions	(21,365,107)	(39,769,508)

Change in net assets from capital transactions	(69,198,767)	77,342,703

Change in net assets	51,496,545	350,702,824

Net Assets:
Beginning of period	2,432,170,464	2,081,467,640

End of period	$2,483,667,009	$2,432,170,464

Accumulated undistributed net investment income at end of period	$2,785,470	$1,858,604

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$1,683,187	$4,943,626
Dividends reinvested	1,256,209	2,648,596
Cost of shares redeemed	(12,770,628)	(26,482,579)

Total Class IV	(9,831,232)	(18,890,357)

Class Y Shares
Proceeds from shares issued	143,717,491	226,627,252
Dividends reinvested	20,108,898	37,120,912
Cost of shares redeemed	(223,193,924)	(167,515,104)

Total Class Y	(59,367,535)	96,233,060

Change in net assets from capital transactions	$(69,198,767)	$77,342,703

SHARE TRANSACTIONS:
Class IV Shares
Issued	184,886	624,060
Reinvested	140,385	326,859
Redeemed	(1,398,032)	(3,345,945)

Total Class IV Shares	(1,072,761)	(2,395,026)

Class Y Shares
Issued	15,753,232	28,556,633
Reinvested	2,247,557	4,578,656
Redeemed	(24,525,925)	(21,129,962)

Total Class Y Shares	(6,525,136)	12,005,327

Total change in shares	(7,597,897)	9,610,301

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.74	0.08	0.43	0.51	(0.07)	(0.07)	$9.18	5.77%		$156,761,299	0.27%	1.67%	0.28%	2.71%
Year Ended December 31, 2010(e)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%		$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%		$159,219,298	0.33%	2.30%	0.33%	11.47%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29%	)	$144,568,725	0.34%	1.99%	0.34%	5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%		$255,677,256	0.32%	1.77%	0.32%	4.93%
Year Ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	(0.15)	$9.88	15.32%		$270,585,372	0.31%	1.80%	0.38%	5.40%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$8.74	0.08	0.43	0.51	(0.08)	(0.08)	$9.17	5.83%		$2,326,905,710	0.17%	1.78%	0.18%	2.71%
Year Ended December 31, 2010(e)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%		$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009(e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%		$1,922,248,342	0.22%	2.40%	0.22%	11.47%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15%	)	$1,477,720,654	0.22%	2.12%	0.22%	5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%		$2,217,327,968	0.20%	1.87%	0.20%	4.93%
Period Ended December 31, 2006(f)	$9.15	0.13	0.72	0.85	(0.12)	(0.12)	$9.88	9.42%		$282,751,481	0.23%	1.99%	0.23%	5.40%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	17

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

18	Semiannual Report 2011

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011.

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,458,471,369	$—	$—	$2,458,471,369
Futures Contracts	627,173	—	—	627,173
Mutual Fund	22,556,657	—	—	22,556,657
Repurchase Agreement	—	9,228,221	—	9,228,221
Total	$2,481,655,199	$9,228,221	$—	$2,490,883,420
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures—Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$627,173
Total		$627,173
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures—Equity contracts	$3,025,619
Total	$3,025,619

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$(935,910)
Total	$(935,910)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest).

20	Semiannual Report 2011

Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan.

Value of Loaned Securities	Value of Collateral
$15,128,196	$15,344,906*

*	Includes $6,116,685 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 3.63% and maturity dates ranging from 11/30/11 to 05/15/21.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

2011 Semiannual Report	21

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of

22	Semiannual Report 2011

Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011 the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.13%
$1.5 billion up to $3 billion	0.12%
$3 billion and more	0.11%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $119,033 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.23% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$—	$49,888	$—	$—	$49,888

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $53,173, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2011 Semiannual Report	23

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $4,555.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $79,616 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

24	Semiannual Report 2011

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $67,927,248 and sales of $101,090,433 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,509,373,294	$339,040,839	$(358,157,886)	$(19,117,047)

9.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	25

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

26	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

2011 Semiannual Report	27

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

28	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	29

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Semiannual Report	31

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Semiannual Report 2011

NVIT Short Term Bond Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

22	Supplemental Information

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/11)

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Meeting of Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Short Term Bond Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,012.00	2.74	0.55
	Hypothetical	[b]	1,000.00	1,022.07	2.76	0.55
Class II Shares	Actual		1,000.00	1,010.80	3.99	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80
Class Y Shares	Actual		1,000.00	1,013.70	2.00	0.40
	Hypothetical	[b]	1,000.00	1,022.81	2.01	0.40

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Short Term Bond Fund
June 30, 2011 (Unaudited)

Asset Allocation
Corporate Bonds	46.1%
U.S. Government Sponsored & Agency Obligations	16.0%
Collateralized Mortgage Obligations	12.5%
Commercial Mortgage Backed Securities	6.3%
U.S. Treasury Notes	6.2%
Mutual Fund	5.2%
Yankee Dollars	4.2%
U.S. Government Mortgage Backed Agencies	2.1%
Municipal Bond	0.9%
Asset-Backed Securities	0.1%
Other assets in excess of liabilities	0.4%

100.0%

Top Industries †
Commercial Banks	9.4%
Diversified Financial Services	9.0%
Metals & Mining	5.4%
Thrifts & Mortgage Finance	3.3%
Health Care Providers & Services	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.8%
Energy Equipment & Services	1.8%
Insurance	1.5%
Chemicals	1.3%
Other Industries	62.5%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	5.2%
U.S. Treasury Notes, 0.38%, 09/30/12	3.9%
Pooled Funding Trust I, 2.74%, 02/15/12	3.6%
Pooled Funding Trust II, 2.63%, 03/30/12	2.3%
Freddie Mac REMICS, 4.00%, 05/15/24	2.1%
Citigroup, Inc., 2.13%, 04/30/12	2.1%
Federal Home Loan Mortgage Corp., 2.18%, 02/19/14	1.8%
Federal Home Loan Bank, 1.75%, 03/08/13	1.7%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	1.7%
U.S. Treasury Notes, 1.75%, 11/15/11	1.7%
Other Holdings	73.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Credit Card 0.1%
Golden Credit Card Trust,
Series 2008-3, Class A,
1.19%, 07/15/17 (a)(b)	$1,000,000	$1,000,291

Student Loan 0.0% †
Access Group, Inc.,
Series 2002-1, Class A2,
0.49%, 09/25/25 (a)	369,022	368,238

Total Asset-Backed Securities (cost $1,361,185)		1,368,529

Collateralized Mortgage Obligations 12.5%
Ameritech Capital Funding Corp.,
9.10%, 06/01/16	8,723,200	10,352,319
Fannie Mae REMICS
Series 2008-71, Class AB,
5.25%, 10/25/29	11,741,419	11,952,006
Series 2010-47, Class MG,
4.50%, 09/25/39	12,868,694	13,604,671
Series 2010-135, Class FP,
0.59%, 12/25/40 (a)	14,390,477	14,396,064
Freddie Mac REMICS
Series 3640, Class EL,
4.00%, 03/15/20	3,895,394	4,049,717
Series 3728, Class EA,
3.50%, 09/15/20	4,505,372	4,685,711
Series 3563, Class BA,
4.00%, 06/15/22	2,327,425	2,416,736
Series 3609, Class JA,
4.00%, 06/15/23	13,838,739	14,461,778
Series 3614, Class QA,
4.00%, 05/15/24	17,570,875	18,435,677
Series 3616, Class PA,
4.50%, 11/15/39	3,446,413	3,634,182
Government National Mortgage Association
Series 2009-22, Class AG,
4.00%, 10/16/32	3,735,502	3,909,231
Series 2010-29, Class BA,
4.50%, 04/20/36	3,269,583	3,460,956
Residential Accredit Loans, Inc.,
Series 2003-QS20, Class CB,
5.00%, 11/25/18	5,303,236	5,477,691

Total Collateralized Mortgage Obligations (cost $110,650,381)		110,836,739

Commercial Mortgage Backed Securities 6.3%
Bear Stearns Commercial Mortgage Securities
Series 2003-PWR2, Class A4,
5.19%, 05/11/39 (a)	4,225,000	4,489,367

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2004-T16, Class A4,
4.32%, 02/13/46	$287,986	$288,289
Series 2004-T16, Class A6,
4.75%, 02/13/46 (a)	9,735,000	10,409,708
Series 2005-T18, Class A3,
4.77%, 02/13/42 (a)	175,000	175,903
Series 2006-T22, Class AAB,
5.71%, 04/12/38 (a)	481,975	510,879
Series 2007-T28, Class A2,
5.59%, 09/11/42	900,000	928,220
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.58%, 06/10/48	600,000	619,801
GS Mortgage Securities Corp. II, Series
2004-GG2, Class A6
5.40%, 08/10/38 (a)	3,527,000	3,814,933
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A,
4.68%, 07/15/42	8,780,941	9,036,976
Series 2006-LDP6, Class ASB,
5.49%, 04/15/43 (a)	912,477	969,915
Series 2006-LDP7, Class ASB,
6.07%, 04/15/45 (a)	2,064,193	2,207,293
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3,
5.35%, 06/15/29 (a)	473,103	489,951
Series 2004-C6, Class A4,
4.58%, 08/15/29	233,729	234,193
Series 2005-C2, Class A3,
4.91%, 04/15/30	750,000	753,498
Series 2005-C3, Class A3,
4.65%, 07/15/30	3,194,000	3,227,422
Series 2007-C6, Class A2,
5.85%, 07/15/40	742,501	767,019
Morgan Stanley Capital I
Series 2004-IQ8, Class A5,
5.11%, 06/15/40 (a)	7,015,000	7,519,923
Series 2004-T13, Class A4,
4.66%, 09/13/45	1,000,000	1,057,936
Series 2005-IQ9, Class A3,
4.54%, 07/15/56	886,929	907,850
Series 2005-T19, Class A3,
4.83%, 06/12/47	296,544	298,633
Series 2005-T19, Class AAB,
4.85%, 06/12/47	136,699	143,217
Series 2006-HQ9, Class A3,
5.71%, 07/12/44	3,270,000	3,389,288
Series 2008-T29, Class A3,
6.46%, 01/11/43 (a)	137,000	148,397
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5, Class A4,
6.39%, 10/15/35	283,800	287,170

6	Semiannual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2003-TOP9, Class A2,
4.74%, 11/13/36	$3,450,701	$3,581,671

Total Commercial Mortgage Backed Securities (cost $56,291,431)		56,257,452

Corporate Bonds 46.1%
Automobiles 0.9%
Harley-Davidson Financial Services, Inc.,
3.88%, 03/15/16 (b)	8,000,000	8,136,368

Beverages 0.2%
SABMiller PLC
6.20%, 07/01/11 (b)	655,000	655,000
5.70%, 01/15/14 (b)	750,000	825,242

		1,480,242

Capital Markets 1.1%
Morgan Stanley
4.75%, 04/01/14	8,000,000	8,339,088
3.80%, 04/29/16	1,000,000	988,388

		9,327,476

Chemicals 1.2%
Cytec Industries, Inc.,
6.00%, 10/01/15	10,000,000	11,072,430

Commercial Banks 9.4%
Citibank NA,
1.75%, 12/28/12	10,000,000	10,186,910
Commonwealth Bank of Australia,
0.98%, 03/17/14 (a)(b)	2,000,000	2,007,188
HSBC Bank PLC,
1.08%, 01/17/14 (a)(b)	5,000,000	5,026,405
HSBC Bank USA NA,
4.63%, 04/01/14	8,000,000	8,527,552
ING Bank NV
1.65%, 06/09/14 (a)(b)	5,000,000	5,015,755
5.13%, 05/01/15 (b)	6,495,000	6,758,775
JPMorgan Chase Bank NA,
0.58%, 06/13/16 (a)	5,000,000	4,680,945
National City Bank,
0.60%, 12/15/16 (a)	10,432,000	9,826,912
Nordea Bank AB,
2.13%, 01/14/14 (b)	7,000,000	7,048,937
Standard Chartered PLC
3.85%, 04/27/15 (b)	7,000,000	7,246,358
3.20%, 05/12/16 (b)	4,000,000	3,961,392
SunTrust Bank,
0.55%, 08/24/15 (a)	5,000,000	4,727,245
Svenska Handelsbanken AB,
2.88%, 09/14/12 (b)	2,750,000	2,809,282

Corporate Bonds 46.1% (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Wachovia Corp.,
0.61%, 10/28/15 (a)	$5,000,000	$4,750,230
Wells Fargo Capital XIII,
7.70%, 03/26/13 (c)	1,000,000	1,020,000

		83,593,886

Consumer Finance 2.0%
American Honda Finance Corp.
2.38%, 03/18/13 (b)	2,000,000	2,037,970
1.63%, 09/20/13 (b)	3,000,000	3,017,730
6.70%, 10/01/13 (b)	1,000,000	1,114,022
2.50%, 09/21/15 (b)	4,200,000	4,221,869
Toyota Motor Credit Corp.,
3.20%, 06/17/15	7,035,000	7,311,553

		17,703,144

Diversified Financial Services 8.9%
Bank of America Corp.
7.13%, 10/15/11	2,000,000	2,035,694
4.75%, 08/15/13	6,000,000	6,289,950
Bear Stearns Cos LLC (The),
6.95%, 08/10/12	867,000	925,620
Citigroup Funding, Inc.
2.13%, 07/12/12	13,000,000	13,252,135
2.25%, 12/10/12	10,000,000	10,252,260
Citigroup, Inc.
2.13%, 04/30/12	18,000,000	18,283,806
6.50%, 08/19/13	3,000,000	3,262,674
6.00%, 12/13/13	6,000,000	6,523,674
ERAC USA Finance LLC,
2.25%, 01/10/14 (b)	7,000,000	7,069,804
General Electric Capital Corp.
3.50%, 08/13/12	2,000,000	2,060,392
2.80%, 01/08/13	4,000,000	4,101,560
JPMorgan Chase & Co.
5.38%, 10/01/12	2,000,000	2,113,448
5.25%, 05/01/15	3,000,000	3,238,707

		79,409,724

Diversified Telecommunication Services 0.4%
Verizon New England, Inc.,
Series C, 4.75%, 10/01/13	3,495,000	3,724,241

Electric Utilities 1.0%
Southern California Edison Co.,
5.75%, 03/15/14	1,000,000	1,118,724
Trans-Allegheny Interstate Line Co.,
4.00%, 01/15/15 (b)	7,000,000	7,299,929

		8,418,653

Energy Equipment & Services 0.9%
Ensco PLC,
3.25%, 03/15/16	8,000,000	8,122,840

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 0.9%
Sempra Energy,
1.01%, 03/15/14 (a)	$8,000,000	$8,028,752

Health Care Equipment & Supplies 0.2%
Covidien International Finance SA,
5.45%, 10/15/12	1,800,000	1,904,872

Health Care Providers & Services 2.0%
Medco Health Solutions, Inc.,
7.25%, 08/15/13	9,000,000	10,020,447
Quest Diagnostics, Inc.,
1.10%, 03/24/14 (a)	8,000,000	8,067,784

		18,088,231

Industrial Conglomerates 1.0%
Tyco Electronics Group SA,
5.95%, 01/15/14	5,065,000	5,582,907
Tyco International Finance SA,
6.00%, 11/15/13	2,750,000	3,040,023

		8,622,930

Insurance 1.5%
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,182,066
6.75%, 06/01/16	2,000,000	2,327,910
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	795,451
Prudential Financial, Inc.
3.63%, 09/17/12	2,750,000	2,823,172
5.15%, 01/15/13	5,000,000	5,276,080

		13,404,679

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.,
5.00%, 06/01/15	8,000,000	8,834,152

Media 1.1%
Comcast Cable Communications Holdings, Inc.,
8.38%, 03/15/13	547,000	612,661
Cox Communications, Inc.,
7.25%, 11/15/15	6,770,000	7,871,378
Time Warner Cable, Inc.,
8.25%, 02/14/14	750,000	872,362

		9,356,401

Metals & Mining 3.1%
Anglo American Capital PLC,
9.38%, 04/08/14 (b)	8,300,000	9,922,791
ArcelorMittal
9.00%, 02/15/15	3,000,000	3,580,770
3.75%, 03/01/16	5,030,000	5,086,210

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Barrick International Barbados Corp.,
5.75%, 10/15/16 (b)	$8,000,000	$9,124,960

		27,714,731

Multi-Utilities 1.8%
DTE Energy Co.
0.96%, 06/03/13 (a)	10,000,000	10,026,730
7.63%, 05/15/14	5,000,000	5,771,355

		15,798,085

Office Electronics 0.9%
Xerox Corp.,
1.08%, 05/16/14 (a)	7,500,000	7,536,143

Oil, Gas & Consumable Fuels 1.0%
Energy Transfer Partners LP
6.00%, 07/01/13	6,000,000	6,484,206
8.50%, 04/15/14	2,000,000	2,326,912
Sunoco Logistics Partners Operations LP,
8.75%, 02/15/14	365,000	414,500

		9,225,618

Road & Rail 1.2%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	4,366,061	4,730,844
Federal Express Corp. 1993 Pass Through Trust, Series A2, 8.76%, 05/22/15	3,979,584	4,397,441
Federal Express Corp. 1993 Pass Through Trust, Series C2, 7.96%, 03/28/17	1,448,255	1,658,252

		10,786,537

Thrifts & Mortgage Finance 3.3%
Federal Agricultural Mortgage Corp.,
1.25%, 12/06/13	5,000,000	5,053,635
Santander Holdings USA, Inc.,
4.63%, 04/19/16	9,000,000	9,044,694
U.S. Central Federal Credit Union,
1.90%, 10/19/12	15,000,000	15,266,415

		29,364,744

Tobacco 1.0%
Reynolds American, Inc.,
7.25%, 06/01/13	8,000,000	8,844,392

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	1,000,000	1,136,980

Total Corporate Bonds (cost $405,419,179)		409,636,251

8	Semiannual Report 2011

Municipal Bond 0.9%

	Principal Amount	Market Value

Illinois 0.9%
State of Illinois,
Series 2011, 4.51%, 03/01/15	$8,000,000	$8,200,160

Total Municipal Bond (cost $8,000,000)		8,200,160

U.S. Government Mortgage Backed Agencies 2.1%
Fannie Mae Pool
Pool# 747271
2.93%, 07/01/34 (a)	3,486,430	3,678,919
Pool# 886345
6.26%, 08/01/36 (a)	1,879,671	2,052,743
Pool# 893776
5.97%, 09/01/36 (a)	2,140,589	2,324,203
Pool# 949691
6.07%, 09/01/37 (a)	2,671,792	2,900,137
Pool# AA6943
4.50%, 05/01/39	1,872,728	1,940,888
Freddie Mac Non Gold Pool
Pool# 1Q0648
5.69%, 06/01/37 (a)	4,245,492	4,512,184
Pool# 1B3601
3.77%, 10/01/37 (a)	991,580	1,036,537

Total U.S. Government Mortgage Backed Agencies (cost $17,947,614)		18,445,611

U.S. Government Sponsored & Agency Obligations 16.0%
Fannie Mae
0.88%, 04/15/13	10,000,000	10,002,710
Farmer Mac Guaranteed Notes Trust 2006-2
5.50%, 07/15/11 (b)	10,000,000	10,020,510
Federal Home Loan Bank
1.75%, 03/08/13	15,000,000	15,301,230
2.38%, 03/14/14	5,000,000	5,207,355
Federal Home Loan Banks
3.13%, 12/13/13	5,000,000	5,292,570
Federal Home Loan Mortgage Corp.
0.75%, 12/28/12	13,000,000	13,067,665
1.13%, 10/25/13	10,000,000	10,005,960
2.18%, 02/19/14	15,000,000	15,521,700
New Valley Generation II Pass Through Trust
5.57%, 05/01/20	5,008,524	5,781,890
Pooled Funding Trust I
2.74%, 02/15/12 (b)	31,000,000	31,460,412
Pooled Funding Trust II
2.63%, 03/30/12 (b)	20,000,000	20,191,340

Total U.S. Government Sponsored & Agency Obligations (cost $140,634,192)		141,853,342

U.S. Treasury Notes 6.2%

	Principal Amount	Market Value

U.S. Treasury Notes
0.38%, 09/30/12	$35,000,000	$35,039,655
1.38%, 09/15/12	5,000,000	5,065,625
1.75%, 11/15/11	15,000,000	15,091,995

Total U.S. Treasury Notes (cost $54,982,941)		55,197,275

Yankee Dollars 4.2%
Energy Equipment & Services 0.8%
Noble Holding International Ltd.,
3.45%, 08/01/15	4,000,000	4,140,308
Weatherford International Ltd.
4.95%, 10/15/13	1,000,000	1,065,162
5.50%, 02/15/16	2,000,000	2,192,148

		7,397,618

Independent Power Producers & Energy Traders 0.6%
TransAlta Corp.,
4.75%, 01/15/15	4,440,000	4,741,436

Metals & Mining 2.3%
Teck Resources Ltd.,
5.38%, 10/01/15	8,820,000	9,762,893
Xstrata Canada Corp.
7.35%, 06/05/12	5,476,000	5,776,085
7.25%, 07/15/12	1,000,000	1,057,260
6.00%, 10/15/15	3,650,000	4,067,925

		20,664,163

Pharmaceuticals 0.5%
Teva Pharmaceutical Finance III BV,
0.75%, 03/21/14 (a)	4,300,000	4,316,753

Total Yankee Dollars (cost $36,593,406)		37,119,970

Mutual Fund 5.2%
Money Market Fund 5.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (d)	45,792,622	45,792,622

Total Mutual Fund (cost $45,792,622)		45,792,622

Total Investments (cost $877,672,951) (e) — 99.6%		884,707,951

Other assets in excess of liabilities — 0.4%		3,312,271

NET ASSETS — 100.0%		$888,020,222

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $155,972,330 which represents 17.56% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2011. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2011.
(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investments, at value (cost $877,672,951)	$884,707,951
Interest and dividends receivable	5,923,808
Receivable for investments sold	10,403,688
Receivable for capital shares issued	2,287,406
Reclaims receivable	3,645
Prepaid expenses	14,095

Total Assets	903,340,593

Liabilities:
Payable for investments purchased	14,864,792
Payable for capital shares redeemed	119,712
Accrued expenses and other payables:
Investment advisory fees	250,826
Fund administration fees	20,475
Distribution fees	21,116
Administrative servicing fees	9,799
Accounting and transfer agent fees	1,205
Trustee fees	1,021
Custodian fees	2,174
Compliance program costs (Note 3)	429
Professional fees	17,099
Printing fees	10,783
Other	940

Total Liabilities	15,320,371

Net Assets	$888,020,222

Represented by:
Capital	$881,132,858
Accumulated distributions in excess of net investment income	(885,899)
Accumulated net realized gains from investment transactions	738,263
Net unrealized appreciation/(depreciation) from investments	7,035,000

Net Assets	$888,020,222

Net Assets:
Class I Shares	$5,440,080
Class II Shares	103,472,427
Class Y Shares	779,107,715

Total	$888,020,222

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	523,027
Class II Shares	9,983,645
Class Y Shares	74,991,839

Total	85,498,511

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.40
Class II Shares	$10.36
Class Y Shares	$10.39

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$8,889,968
Dividend income	15,334
Other income	925

Total Income	8,906,227

EXPENSES:
Investment advisory fees	1,399,817
Fund administration fees	134,384
Distribution fees Class II Shares	122,803
Administrative servicing fees Class I Shares	4,081
Administrative servicing fees Class II Shares	73,682
Professional fees	29,309
Printing fees	3,540
Trustee fees	11,534
Custodian fees	12,890
Accounting and transfer agent fees	5,717
Compliance program costs (Note 3)	1,669
Other	8,409

Total expenses before earnings credit	1,807,835

Earnings credit (Note 4)	(49)

Net Expenses	1,807,786

NET INVESTMENT INCOME	7,098,441

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	738,263
Net change in unrealized appreciation/(depreciation) from investments	2,441,838

Net realized/unrealized gains from investments	3,180,101

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,278,542

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$7,098,441	$8,139,295
Net realized gains from investment transactions	738,263	2,439,199
Net change in unrealized appreciation from investments	2,441,838	368,363

Change in net assets resulting from operations	10,278,542	10,946,857

Distributions to Shareholders From:
Net investment income:
Class I	(53,977)	(66,001)
Class II	(885,141)	(1,366,296)
Class Y	(7,776,797)	(7,035,969)
Net realized gains:
Class I	–	(10,289)
Class II	–	(186,120)
Class Y	–	(1,170,715)

Change in net assets from shareholder distributions	(8,715,915)	(9,835,390)

Change in net assets from capital transactions	143,146,628	381,286,860

Change in net assets	144,709,255	382,398,327

Net Assets:
Beginning of period	743,310,967	360,912,640

End of period	$888,020,222	$743,310,967

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(885,899)	$731,575

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$153,283	$5,103,102
Dividends reinvested	53,977	76,290
Cost of shares redeemed	(346,318)	(201,401)

Total Class I	(139,058)	4,977,991

Class II Shares
Proceeds from shares issued	16,761,395	18,870,604
Dividends reinvested	885,141	1,552,416
Cost of shares redeemed	(14,392,165)	(27,839,104)

Total Class II	3,254,371	(7,416,084)

Class Y Shares
Proceeds from shares issued	141,004,719	386,273,216
Dividends reinvested	7,776,797	8,206,684
Cost of shares redeemed	(8,750,201)	(10,754,947)

Total Class Y	140,031,315	383,724,953

Change in net assets from capital transactions	$143,146,628	$381,286,860

2011 Semiannual Report	13

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	14,737	492,579
Reinvested	5,191	7,351
Redeemed	(33,227)	(19,350)

Total Class I Shares	(13,299)	480,580

Class II Shares
Issued	1,614,291	1,821,627
Reinvested	85,424	150,292
Redeemed	(1,388,938)	(2,689,011)

Total Class II Shares	310,777	(717,092)

Class Y Shares
Issued	13,558,849	37,065,104
Reinvested	748,525	792,653
Redeemed	(842,592)	(1,032,745)

Total Class Y Shares	13,464,782	36,825,012

Total change in shares	13,762,260	36,588,500

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.38	0.09	0.03	0.12	(0.10)	–	(0.10)	$10.40	1.20%	$5,440,080	0.55%	1.67%	0.55%	31.67%
Year Ended December 31, 2010(e)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	$10.38	2.68%	$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009(e)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	$10.29	7.39%	$573,625	0.59%	2.25%	0.59%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	–	(0.17)	$9.80	(0.34%)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.34	0.07	0.04	0.11	(0.09)	–	(0.09)	$10.36	1.08%	$103,472,427	0.80%	1.42%	0.80%	31.67%
Year Ended December 31, 2010(e)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	$10.34	2.42%	$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009(e)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	$10.25	7.11%	$106,513,719	0.84%	1.95%	0.84%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	–	(0.16)	$9.77	(0.67%)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.36	0.09	0.05	0.14	(0.11)	–	(0.11)	$10.39	1.37%	$779,107,715	0.40%	1.82%	0.40%	31.67%
Year Ended December 31, 2010(e)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	$10.36	2.73%	$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009(e)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	$10.28	7.53%	$253,825,296	0.45%	2.46%	0.45%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	–	(0.18)	$9.79	(0.33%)	$73,930,759	0.50%	3.10%	0.52%	88.81%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	15

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

16	Semiannual Report 2011

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,368,529	$—	$1,368,529
Collateralized Mortgage Obligations	—	110,836,739	—	110,836,739
Commercial Mortgage Backed Securities	—	56,257,452	—	56,257,452
Corporate Bonds	—	409,636,251	—	409,636,251
Municipal Bond	—	8,200,160	—	8,200,160
Mutual Fund	45,792,622	—	—	45,792,622
U.S. Government Mortgage Backed Agencies	—	18,445,611	—	18,445,611
U.S. Government Sponsored & Agency Obligations	—	141,853,342	—	141,853,342
U.S. Treasury Notes	—	55,197,275	—	55,197,275
Yankee Dollars	—	37,119,970	—	37,119,970
Total	$45,792,622	$838,915,329	$—	$884,707,951
*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of

18	Semiannual Report 2011

the outstanding shares of that class relative to the total value of the outstanding shared of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the funds paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.35%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $365,453 for the six months ended June 30, 2011.

Until April 30, 2010, the Trust and NFA operated subject to a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.50% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2008 Amount (a)	Fiscal Year 2009 Amount	Fiscal year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$10,295	$—	$—	$—	$10,295

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $1,669.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $77,763 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

20	Semiannual Report 2011

offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $377,577,411 and sales of $246,477,585 (excluding short-term securities).

For the six months ended June 30, 2011, the Fund had purchases of $8,000,000 and sales of $50,000,000 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$877,672,951	$8,184,747	$(1,149,747)	$7,035,000

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

2011 Semiannual Report	21

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

22	Semiannual Report 2011

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

2011 Semiannual Report	23

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;
—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and
—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

24	Semiannual Report 2011

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A

2011 Semiannual Report	27

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Semiannual Report 2011

NVIT Small Cap Index Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

28	Statement of Assets and Liabilities

29	Statement of Operations

30	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

41	Supplemental Information

44	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

2	Semiannual Report 2011

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

NVIT Small Cap Index Fund			Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class Y Shares	Actual		1,000.00	1,063.50	1.28	0.25
	Hypothetical	[b]	1,000.00	1,023.55	1.25	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	NVIT Small Cap Index Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	98.1%
Repurchase Agreement	6.9%
Mutual Fund	1.7%
Warrant‡	0.0%
Liabilities in excess of other assets	(6.7%)

100.0%

Top Industries †
Real Estate Investment Trusts (REITs)	7.4%
Commercial Banks	5.2%
Oil, Gas & Consumable Fuels	4.5%
Software	4.2%
Semiconductors & Semiconductor Equipment	3.9%
Biotechnology	3.3%
Machinery	3.0%
Specialty Retail	2.9%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.9%
Other Industries *	59.8%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	1.6%
Healthspring, Inc.	0.2%
Sotheby’s	0.2%
MFA Financial, Inc.	0.2%
Netlogic Microsystems, Inc.	0.2%
Berry Petroleum Co., Class A	0.2%
Parametric Technology Corp.	0.2%
Rosetta Resources, Inc.	0.2%
CBL & Associates Properties, Inc.	0.2%
Dana Holding Corp.	0.2%
Other Holdings *	96.6%

100.0%

‡	Amount rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 1.8%
AAR Corp.	13,324	$360,947
Aerovironment, Inc. *	5,667	200,328
American Science & Engineering, Inc.	3,050	244,000
Astronics Corp. *	3,108	95,726
Ceradyne, Inc. *	8,345	325,372
Cubic Corp.	5,310	270,757
Curtiss-Wright Corp.	15,606	505,166
DigitalGlobe, Inc. *	11,832	300,651
Ducommun, Inc.	3,510	72,201
Esterline Technologies Corp. *	10,222	780,961
GenCorp, Inc. *	19,628	126,012
GeoEye, Inc. *	7,439	278,219
HEICO Corp. (a)	13,973	764,882
Hexcel Corp. *	32,851	719,108
Keyw Holding Corp. (The) *	6,141	76,087
Kratos Defense & Security Solutions, Inc. *	7,978	97,013
LMI Aerospace, Inc. *	3,057	74,683
Moog, Inc., Class A *	15,231	662,853
National Presto Industries, Inc. (a)	1,623	164,718
Orbital Sciences Corp. *	19,617	330,546
Taser International, Inc. *	20,298	92,356
Teledyne Technologies, Inc. *	12,329	620,888
Triumph Group, Inc.	6,308	628,151

		7,791,625

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	17,964	123,053
Atlas Air Worldwide Holdings, Inc. *	8,807	524,105
Forward Air Corp.	9,869	333,473
HUB Group, Inc., Class A *	12,352	465,176
Pacer International, Inc. *	11,690	55,177
Park-Ohio Holdings Corp. *	2,762	58,389

		1,559,373

Airlines 0.6%
Alaska Air Group, Inc. *	12,024	823,163
Allegiant Travel Co. *	4,989	246,956
Hawaiian Holdings, Inc. *	16,877	96,199
JetBlue Airways Corp. *	82,686	504,385
Republic Airways Holdings, Inc. *	16,076	87,775
SkyWest, Inc.	17,753	267,360
Spirit Airlines, Inc. *	5,275	63,247
US Airways Group, Inc. *	54,297	483,786

		2,572,871

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	22,367	254,536
Amerigon, Inc. *	7,436	129,238
Cooper Tire & Rubber Co.	20,824	412,107
Dana Holding Corp. *	49,003	896,755
Dorman Products, Inc. *	3,621	143,319
Drew Industries, Inc.	6,412	158,505
Exide Technologies *	25,854	197,525

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Fuel Systems Solutions, Inc. *	5,581	$139,246
Modine Manufacturing Co. *	15,592	239,649
Motorcar Parts of America, Inc. *	3,991	59,905
Shiloh Industries, Inc.	1,731	18,660
Spartan Motors, Inc.	11,136	60,134
Standard Motor Products, Inc.	6,570	100,061
Stoneridge, Inc. *	8,830	130,154
Superior Industries International, Inc.	7,851	173,586
Tenneco, Inc. *	20,257	892,726
Tower International, Inc. *	2,183	38,617

		4,044,723

Automobiles 0.0%†
Winnebago Industries, Inc. *	9,782	94,494

Beverages 0.2%
Boston Beer Co., Inc., Class A *	2,774	248,550
Central European Distribution Corp. *	24,419	273,493
Coca-Cola Bottling Co. Consolidated	1,529	103,452
Craft Brewers Alliance, Inc. *	3,418	29,429
Heckmann Corp. *	30,990	187,180
MGP Ingredients, Inc.	4,024	35,049
National Beverage Corp.	3,795	55,597
Primo Water Corp. *	4,126	59,373

		992,123

Biotechnology 3.6%
Achillion Pharmaceuticals, Inc. *	13,310	99,026
Acorda Therapeutics, Inc. *	13,220	427,138
Affymax, Inc. *	11,918	81,877
Alkermes, Inc. *	31,978	594,791
Allos Therapeutics, Inc. *	26,512	56,736
Alnylam Pharmaceuticals, Inc. *	12,369	115,898
AMAG Pharmaceuticals, Inc. *	7,070	132,916
Amicus Therapeutics, Inc. *	5,202	30,900
Anacor Pharmaceuticals, Inc. *	3,607	23,301
Anthera Pharmaceuticals, Inc. *	5,712	46,667
Ardea Biosciences, Inc. *	5,616	142,983
Arena Pharmaceuticals, Inc. *(a)	49,051	66,709
ARIAD Pharmaceuticals, Inc. *	44,207	500,865
Arqule, Inc. *	17,859	111,619
Array BioPharma, Inc. *	19,137	42,867
Aveo Pharmaceuticals, Inc. *	8,900	183,429
AVI BioPharma, Inc. *(a)	45,267	64,732
BioCryst Pharmaceuticals, Inc. *(a)	9,716	37,115
BioMimetic Therapeutics, Inc. *	6,711	34,360
Biosante Pharmaceuticals, Inc. *(a)	31,292	86,053
Biospecifics Technologies Corp. *	1,658	37,139
Biotime, Inc. *(a)	8,210	42,117
Cell Therapeutics, Inc. *	56,134	88,411
Celldex Therapeutics, Inc. *(a)	14,800	52,540
Cepheid, Inc. *	20,663	715,766
Chelsea Therapeutics International Ltd. *	17,905	91,315
Cleveland Biolabs, Inc. *	7,815	26,649

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Codexis, Inc. *(a)	8,233	$79,284
Cubist Pharmaceuticals, Inc. *	20,098	723,327
Curis, Inc. *(a)	25,510	91,326
Cytori Therapeutics, Inc. *(a)	16,198	77,588
DUSA Pharmaceuticals, Inc. *	8,110	50,444
Dyax Corp. *	33,003	65,346
Dynavax Technologies Corp. *	39,153	107,671
Emergent Biosolutions, Inc. *	8,155	183,895
Enzon Pharmaceuticals, Inc. *	13,874	139,434
Exact Sciences Corp. *	17,443	150,010
Exelixis, Inc. *	42,821	383,676
Genomic Health, Inc. *(a)	5,687	158,724
Geron Corp. *(a)	43,303	173,645
GTx, Inc. *	5,982	28,654
Halozyme Therapeutics, Inc. *	27,466	189,790
Idenix Pharmaceuticals, Inc. *	18,341	91,705
ImmunoGen, Inc. *(a)	25,161	306,713
Immunomedics, Inc. *(a)	21,966	89,402
Incyte Corp Ltd. *(a)	29,639	561,363
Infinity Pharmaceuticals, Inc. *	6,377	52,674
Inhibitex, Inc. *	21,248	83,292
Insmed, Inc. *	8,286	99,349
InterMune, Inc. *	16,390	587,582
Ironwood Pharmaceuticals, Inc. *	16,907	265,778
Isis Pharmaceuticals, Inc. *(a)	33,387	305,825
Keryx Biopharmaceuticals, Inc. *(a)	23,128	109,395
Lexicon Pharmaceuticals, Inc. *	57,209	100,688
Ligand Pharmaceuticals, Inc., Class B *	6,576	78,583
MannKind Corp. *(a)	25,914	98,473
Maxygen, Inc. (a)	10,049	54,968
Medivation, Inc. *	10,487	224,736
Metabolix, Inc. *(a)	11,420	81,539
Micromet, Inc. *	30,665	176,017
Momenta Pharmaceuticals, Inc. *(a)	15,444	300,540
Nabi Biopharmaceuticals *	14,287	76,864
Neurocrine Biosciences, Inc. *	16,479	132,656
Novavax, Inc. *(a)	32,168	64,979
NPS Pharmaceuticals, Inc. *	28,789	272,056
Nymox Pharmaceutical Corp. *(a)	6,422	53,624
OncoGenex Pharmaceutical, Inc. *	3,242	55,211
Oncothyreon, Inc. *(a)	13,916	127,888
Onyx Pharmaceuticals, Inc. *	21,230	749,419
Opko Health, Inc. *	36,371	134,209
Orexigen Therapeutics, Inc. *(a)	12,044	19,150
Osiris Therapeutics, Inc. *(a)	5,627	43,553
PDL BioPharma, Inc.	46,919	275,415
Peregrine Pharmaceuticals, Inc. *(a)	22,716	42,252
Pharmacyclics, Inc. *	15,368	160,442
PharmAthene, Inc. *(a)	11,844	34,821
Progenics Pharmaceuticals, Inc. *	9,802	70,378
Raptor Pharmaceutical Corp. *(a)	10,891	67,415
Rigel Pharmaceuticals, Inc. *	22,957	210,516
Sangamo BioSciences, Inc. *(a)	17,495	103,046

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Savient Pharmaceuticals, Inc. *(a)	23,818	$178,397
SciClone Pharmaceuticals, Inc. *	11,526	69,617
Seattle Genetics, Inc. *(a)	32,337	663,555
SIGA Technologies, Inc. *(a)	11,472	111,737
Spectrum Pharmaceuticals, Inc. *	17,403	161,239
Sunesis Pharmaceuticals, Inc. *	9,693	20,258
SuperGen, Inc. *	18,751	55,878
Synta Pharmaceuticals Corp. *	7,721	38,837
Targacept, Inc. *	9,224	194,350
Theravance, Inc. *(a)	23,097	512,984
Transcept Pharmaceuticals, Inc. *	1,710	18,725
Trius Therapeutics, Inc. *(a)	2,155	17,068
Vanda Pharmaceuticals, Inc. *	9,361	66,838
Vical, Inc. *	24,033	99,016
Zalicus, Inc. *(a)	24,899	59,260
ZIOPHARM Oncology, Inc. *(a)	19,578	119,817
Zogenix, Inc. *	3,876	15,543

		15,302,368

Building Products 0.7%
A.O. Smith Corp.	12,769	540,129
AAON, Inc. (a)	6,282	137,199
Ameresco, Inc., Class A *	5,906	83,747
American Woodmark Corp.	3,147	54,506
Ameron International Corp.	3,069	201,572
Apogee Enterprises, Inc.	9,418	120,645
Builders FirstSource, Inc. *	16,226	34,886
Gibraltar Industries, Inc. *	10,168	115,102
Griffon Corp. *	15,982	161,099
Insteel Industries, Inc.	5,880	73,735
NCI Building Systems, Inc. *	6,611	75,299
Quanex Building Products Corp.	12,727	208,595
Simpson Manufacturing Co., Inc.	13,985	417,732
Trex Co., Inc. *(a)	5,206	127,443
Universal Forest Products, Inc.	6,569	157,393
USG Corp. *	23,968	343,701

		2,852,783

Capital Markets 2.0%
Apollo Investment Corp.	65,574	669,511
Arlington Asset Investment Corp., Class A (a)	2,171	68,148
Artio Global Investors, Inc.	10,587	119,633
BGC Partners, Inc., Class A	25,368	196,095
BlackRock Kelso Capital Corp.	24,525	219,989
Calamos Asset Management, Inc., Class A	6,360	92,347
Capital Southwest Corp.	982	90,609
CIFC Deerfield Corp. *(a)	3,848	26,359
Cohen & Steers, Inc. (a)	5,989	198,535
Cowen Group, Inc., Class A *(a)	22,436	84,359
Diamond Hill Investment Group, Inc. (a)	853	69,340
Duff & Phelps Corp., Class A	10,215	131,058
Edelman Financial Group, Inc.	6,737	53,155
Epoch Holding Corp.	4,924	87,893

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Evercore Partners, Inc., Class A	6,607	$220,145
FBR Capital Markets Corp. *	16,929	57,559
Fifth Street Finance Corp. (a)	22,398	259,817
Financial Engines, Inc. *	12,830	332,554
FXCM, Inc., Class A (a)	5,799	57,526
GAMCO Investors, Inc., Class A	2,269	105,032
GFI Group, Inc.	23,811	109,292
Gladstone Capital Corp.	7,102	65,622
Gladstone Investment Corp.	7,356	52,522
Gleacher & Co., Inc. *	26,471	54,001
Golub Capital BDC, Inc.	3,419	51,046
Harris & Harris Group, Inc. *	10,329	52,988
Hercules Technology Growth Capital, Inc.	14,710	154,749
HFF, Inc., Class A *	9,739	146,962
ICG Group, Inc. *	12,537	153,328
INTL. FCStone, Inc. *	4,421	107,032
Investment Technology Group, Inc. *	13,867	194,415
JMP Group, Inc.	5,286	37,161
KBW, Inc.	12,143	227,074
Knight Capital Group, Inc., Class A *	33,719	371,583
Kohlberg Capital Corp. (a)	6,356	50,530
Ladenburg Thalmann Financial Services, Inc. *(a)	35,485	48,969
Main Street Capital Corp. (a)	6,720	127,344
MCG Capital Corp. (a)	25,863	157,247
Medallion Financial Corp.	4,950	48,262
Medley Capital Corp.	3,708	43,532
MF Global Holdings Ltd. *	54,982	425,561
MVC Capital, Inc. (a)	8,034	106,290
New Mountain Finance Corp. *	2,436	30,937
NGP Capital Resources Co.	7,246	59,417
Oppenheimer Holdings, Inc., Class A	3,455	97,466
optionsXpress Holdings, Inc.	14,347	239,308
PennantPark Investment Corp.	15,307	171,591
Piper Jaffray Cos. *	5,300	152,693
Prospect Capital Corp. (a)	32,789	331,497
Pzena Investment Management, Inc., Class A	2,876	16,336
Safeguard Scientifics, Inc. *	6,907	130,404
Solar Capital Ltd.	12,295	303,564
Solar Senior Capital Ltd.	2,589	46,473
Stifel Financial Corp. *	18,024	646,341
SWS Group, Inc.	9,840	58,942
THL Credit, Inc.	3,090	40,170
TICC Capital Corp.	10,824	103,910
Triangle Capital Corp. (a)	6,207	114,581
Virtus Investment Partners, Inc. *	1,828	110,960
Westwood Holdings Group, Inc. (a)	2,083	79,362

		8,659,126

Common Stocks (continued)

	Shares	Market Value

Chemicals 2.2%
A. Schulman, Inc.	10,371	$261,245
American Vanguard Corp.	7,471	96,899
Arch Chemicals, Inc.	7,687	264,740
Balchem Corp.	9,669	423,309
Calgon Carbon Corp. *	18,935	321,895
Chase Corp. (a)	2,062	34,559
Chemtura Corp. *	32,298	587,824
Ferro Corp. *	29,007	389,854
Flotek Industries, Inc. *	16,671	142,037
FutureFuel Corp. (a)	6,254	75,736
Georgia Gulf Corp. *	11,387	274,882
H.B. Fuller Co.	16,611	405,641
Hawkins, Inc. (a)	2,904	105,183
Innophos Holdings, Inc.	7,274	354,971
Innospec, Inc. *	7,933	266,628
KMG Chemicals, Inc.	2,380	40,079
Koppers Holdings, Inc.	6,906	261,945
Kraton Performance Polymers, Inc. *	10,675	418,140
Landec Corp. *	8,788	58,001
LSB Industries, Inc. *	6,146	263,786
Minerals Technologies, Inc.	6,142	407,153
NewMarket Corp.	3,024	516,227
NL Industries, Inc.	2,225	40,851
Olin Corp.	26,742	605,974
OM Group, Inc. *	10,400	422,656
Omnova Solutions, Inc. *	15,111	105,172
PolyOne Corp.	31,296	484,149
Quaker Chemical Corp.	4,287	184,384
Senomyx, Inc. *	13,197	67,833
Sensient Technologies Corp.	16,818	623,443
Spartech Corp. *	10,337	62,952
Stepan Co.	2,722	192,990
STR Holdings, Inc. *(a)	10,144	151,348
TPC Group, Inc. *	4,436	173,980
Zagg, Inc. *	6,654	89,164
Zep, Inc.	7,343	138,783
Zoltek Cos., Inc. *	9,302	97,950

		9,412,363

Commercial Banks 5.5%
1st Source Corp.	5,296	109,839
1st United Bancorp, Inc. *	9,358	58,207
Alliance Financial Corp.	1,671	51,016
Ameris Bancorp *	8,106	71,900
Ames National Corp. (a)	2,904	52,737
Arrow Financial Corp.	3,434	84,030
Bancfirst Corp.	2,412	93,103
Banco Latinoamericano de Comercio Exterior SA, Class E	9,466	163,951
Bancorp Rhode Island, Inc.	1,278	57,919
Bancorp, Inc. (The) *	9,908	103,539

8	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
BancorpSouth, Inc.	28,388	$352,295
Bank of Kentucky Financial Corp. (The)	2,003	44,607
Bank of Marin Bancorp (a)	1,892	66,920
Bank of the Ozarks, Inc.	4,801	249,940
Banner Corp.	5,615	98,263
Boston Private Financial Holdings, Inc.	26,165	172,166
Bridge Bancorp, Inc.	2,419	51,476
Bridge Capital Holdings *(a)	3,136	34,747
Bryn Mawr Bank Corp.	3,200	64,800
Camden National Corp. (a)	2,666	87,471
Cape Bancorp, Inc. *	3,847	38,470
Capital Bank Corp. *	4,872	17,003
Capital City Bank Group, Inc. (a)	4,086	41,922
Cardinal Financial Corp.	9,920	108,624
Cascade Bancorp *(a)	2,112	21,331
Cathay General Bancorp	26,513	434,548
Center Bancorp, Inc.	4,171	43,545
Center Financial Corp. *	12,151	77,159
Centerstate Banks, Inc.	10,291	71,214
Central Pacific Financial Corp. *(a)	5,026	70,364
Century Bancorp, Inc., Class A	1,144	30,270
Chemical Financial Corp.	9,507	178,351
Citizens & Northern Corp.	4,163	62,736
City Holding Co. (a)	5,303	175,158
CNB Financial Corp.	4,306	59,810
CoBiz Financial, Inc.	11,206	73,287
Columbia Banking System, Inc.	13,404	230,817
Community Bank System, Inc. (a)	12,536	310,767
Community Trust Bancorp, Inc.	4,868	134,941
CVB Financial Corp. (a)	30,343	280,673
Eagle Bancorp, Inc. *	5,754	76,528
Encore Bancshares, Inc. *	2,859	34,365
Enterprise Bancorp, Inc.	2,013	30,336
Enterprise Financial Services Corp.	5,416	73,278
Financial Institutions, Inc.	4,714	77,404
First Bancorp, Inc. (a)	3,175	47,181
First Bancorp, North Carolina	5,217	53,422
First Busey Corp.	26,354	139,413
First Commonwealth Financial Corp.	35,632	204,528
First Community Bancshares, Inc.	5,457	76,398
First Financial Bancorp	19,805	330,545
First Financial Bankshares, Inc.	10,787	371,612
First Financial Corp.	3,851	126,082
First Interstate BancSystem, Inc.	5,440	80,186
First Merchants Corp.	8,714	77,903
First Midwest Bancorp, Inc.	25,210	309,831
First of Long Island Corp. (The)	2,702	75,359
FirstMerit Corp.	37,061	611,877
FNB Corp.	42,969	444,729
German American Bancorp, Inc. (a)	4,414	73,184
Glacier Bancorp, Inc.	24,475	329,923
Great Southern Bancorp, Inc. (a)	3,542	67,121
Hampton Roads Bankshares, Inc. *	3,384	33,502

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Hancock Holding Co.	14,112	$437,190
Hanmi Financial Corp. *	52,110	55,758
Heartland Financial USA, Inc.	4,629	67,352
Heritage Commerce Corp. *(a)	7,160	36,588
Heritage Financial Corp.	5,242	67,779
Home Bancshares, Inc.	7,700	182,028
Hudson Valley Holding Corp.	4,902	94,658
IBERIABANK Corp.	9,191	529,769
Independent Bank Corp.	7,352	192,990
International Bancshares Corp.	18,040	301,809
Investors Bancorp, Inc. *	15,818	224,616
Lakeland Bancorp, Inc.	7,457	74,421
Lakeland Financial Corp.	5,622	125,146
MainSource Financial Group, Inc.	6,835	56,731
MB Financial, Inc.	18,394	353,901
Merchants Bancshares, Inc. (a)	1,833	44,854
Metro Bancorp, Inc. *	4,783	54,622
MidSouth Bancorp, Inc.	2,792	38,055
Nara Bancorp, Inc. *	12,901	104,885
National Bankshares, Inc.	2,454	61,448
National Penn Bancshares, Inc.	41,857	331,926
NBT Bancorp, Inc.	11,836	261,931
Northfield Bancorp, Inc. (a)	5,999	84,346
Old National Bancorp	32,165	347,382
OmniAmerican Bancorp, Inc. *	4,057	60,733
Oriental Financial Group, Inc.	15,312	197,372
Orrstown Financial Services, Inc.	2,436	64,091
Pacific Capital Bancorp *(a)	1,536	48,829
Pacific Continental Corp.	6,384	58,414
PacWest Bancorp	10,273	211,316
Park National Corp. (a)	4,461	293,801
Park Sterling Corp. *	9,789	48,553
Penns Woods Bancorp, Inc. (a)	1,382	47,486
Peoples Bancorp, Inc.	3,659	41,237
Pinnacle Financial Partners, Inc. *	11,530	179,407
PrivateBancorp, Inc.	20,284	279,919
Prosperity Bancshares, Inc.	15,844	694,284
Renasant Corp.	8,573	124,223
Republic Bancorp, Inc., Class A	3,408	67,819
S&T Bancorp, Inc.	9,647	179,338
Sandy Spring Bancorp, Inc.	8,173	147,032
SCBT Financial Corp.	4,827	138,438
Seacoast Banking Corp. of Florida *	24,926	37,389
Sierra Bancorp (a)	4,182	47,340
Signature Bank *	13,952	798,054
Simmons First National Corp., Class A	5,986	153,601
Southside Bancshares, Inc. (a)	5,654	112,225
Southwest Bancorp, Inc. *	6,636	64,966
State Bancorp, Inc.	5,185	69,168
State Bank Financial Corp. *	10,770	176,305
StellarOne Corp.	7,856	95,136
Sterling Bancorp	10,679	101,344
Sterling Bancshares, Inc.	34,538	281,830

2011 Semiannual Report	9

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Sterling Financial Corp. *	9,172	$147,394
Suffolk Bancorp	3,412	47,632
Sun Bancorp, Inc. *	13,024	47,538
Susquehanna Bancshares, Inc.	43,948	351,584
SVB Financial Group *	14,455	863,108
SY Bancorp, Inc.	4,276	99,417
Taylor Capital Group, Inc. *(a)	3,757	30,657
Texas Capital Bancshares, Inc. *	12,599	325,432
Tompkins Financial Corp.	2,839	111,402
Tower Bancorp, Inc.	3,633	99,544
TowneBank (a)	8,316	111,268
Trico Bancshares	4,889	71,379
Trustmark Corp.	21,818	510,759
UMB Financial Corp.	10,909	456,869
Umpqua Holdings Corp.	38,856	449,564
Union First Market Bankshares Corp.	6,946	84,602
United Bankshares, Inc. (a)	11,178	273,637
United Community Banks, Inc. *	5,876	62,053
Univest Corp. of Pennsylvania	5,820	90,967
Virginia Commerce Bancorp, Inc. *	8,069	47,688
Washington Banking Co. (a)	5,327	70,423
Washington Trust Bancorp, Inc. (a)	4,895	112,438
Webster Financial Corp.	24,279	510,345
WesBanco, Inc.	7,946	156,218
West Bancorp, Inc. (a)	5,477	48,252
West Coast Bancorp *	5,627	94,309
Westamerica Bancorp	9,893	487,230
Western Alliance Bancorp *	23,544	167,162
Wilshire Bancorp, Inc. *	19,431	57,127
Wintrust Financial Corp.	11,835	380,850

		23,591,306

Commercial Services & Supplies 2.5%
A.T. Cross Co., Class A *	3,061	34,865
ABM Industries, Inc.	17,799	415,429
ACCO Brands Corp. *	18,457	144,887
American Reprographics Co. *	12,396	87,640
APAC Customer Services, Inc. *	10,459	55,747
Brink’s Co. (The)	15,664	467,257
Casella Waste Systems, Inc., Class A *(a)	8,389	51,173
Cenveo, Inc. *	18,457	118,125
Clean Harbors, Inc. *	7,859	811,442
Consolidated Graphics, Inc. *	3,008	165,290
Courier Corp.	3,466	38,299
Deluxe Corp.	17,239	425,976
EnergySolutions, Inc.	26,748	132,135
EnerNOC, Inc. *(a)	7,792	122,646
Ennis, Inc.	8,719	151,711
Fuel Tech, Inc. *	6,088	40,363
G&K Services, Inc., Class A	6,269	212,268
Geo Group, Inc. (The) *	21,748	500,856
Healthcare Services Group, Inc.	22,299	362,359

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Heritage-Crystal Clean, Inc. *	1,556	$29,844
Herman Miller, Inc.	19,212	522,951
Higher One Holdings, Inc. *(a)	10,252	193,968
HNI Corp.	15,033	377,629
Innerworkings, Inc. *	8,592	71,657
Interface, Inc., Class A	17,651	341,900
Intersections, Inc.	3,027	55,091
Kimball International, Inc., Class B	10,377	66,724
Knoll, Inc.	16,034	321,802
M&F Worldwide Corp. *	3,523	91,034
McGrath Rentcorp	8,151	228,880
Metalico, Inc. *	13,337	78,688
Mine Safety Appliances Co.	9,083	339,159
Mobile Mini, Inc. *(a)	12,323	261,124
Multi-Color Corp.	3,784	93,427
Quad Graphics, Inc.	8,452	328,445
Rollins, Inc.	21,371	435,541
Schawk, Inc.	3,935	65,164
Standard Parking Corp. *	5,252	83,874
Steelcase, Inc., Class A	26,665	303,714
Swisher Hygiene, Inc. *(a)	28,340	159,554
SYKES Enterprises, Inc. *	14,032	302,109
Team, Inc. *	6,506	156,990
Tetra Tech, Inc. *	20,929	470,903
TMS International Corp., Class A *	4,275	55,789
TRC Cos., Inc. *	5,885	36,781
UniFirst Corp.	4,751	266,959
United Stationers, Inc.	15,450	547,394
US Ecology, Inc. (a)	6,150	105,165
Viad Corp.	6,829	152,218
WCA Waste Corp. *	5,420	31,219

		10,914,165

Communications Equipment 2.3%
ADTRAN, Inc.	21,693	839,736
Anaren, Inc. *	5,052	107,355
Arris Group, Inc. *	41,509	481,919
Aruba Networks, Inc. *	28,598	845,071
Aviat Networks, Inc. *	20,316	80,045
Bel Fuse, Inc., Class B	3,498	75,872
BigBand Networks, Inc. *	14,943	32,426
Black Box Corp.	6,042	188,933
Blue Coat Systems, Inc. *	14,588	318,894
Calix, Inc. *	12,595	262,228
Communications Systems, Inc.	2,177	39,034
Comtech Telecommunications Corp.	8,954	251,070
DG FastChannel, Inc. *	9,187	294,443
Dialogic, Inc. *	5,096	22,932
Digi International, Inc. *	8,495	110,435
EMCORE Corp. *(a)	29,471	80,750
EMS Technologies, Inc. *	5,137	169,367
Emulex Corp. *	29,496	253,666
Extreme Networks *(a)	30,863	99,996

10	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Finisar Corp. *	30,036	$541,549
Globecomm Systems, Inc. *	7,478	116,358
Harmonic, Inc. *	38,448	277,979
Infinera Corp. *	35,036	242,099
InterDigital, Inc.	15,205	621,124
Ixia *	12,922	165,402
KVH Industries, Inc. *	4,959	52,714
Loral Space & Communications, Inc. *	3,669	254,885
Meru Networks, Inc. *(a)	3,596	43,188
Netgear, Inc. *	12,276	536,707
NumereX Corp., Class A *	3,071	29,881
Oclaro, Inc. *	16,919	113,696
Oplink Communications, Inc. *	6,907	128,677
Opnext, Inc. *	14,621	33,336
ORBCOMM, Inc. *	11,380	35,619
Plantronics, Inc.	16,143	589,704
Powerwave Technologies, Inc. *	56,621	167,032
Procera Networks, Inc. *	3,764	40,388
Seachange International, Inc. *	8,816	95,036
ShoreTel, Inc. *	15,773	160,885
Sonus Networks, Inc. *	70,704	229,081
Sycamore Networks, Inc.	6,684	148,652
Symmetricom, Inc. *	14,423	84,086
Tekelec *	20,684	188,845
ViaSat, Inc. *	12,165	526,380
Westell Technologies, Inc., Class A *	17,588	62,789

		10,040,264

Computers & Peripherals 0.7%
Avid Technology, Inc. *	9,947	187,402
Cray, Inc. *	12,091	77,382
Dot Hill Systems Corp. *	18,786	53,352
Electronics for Imaging, Inc. *	15,649	269,476
Hypercom Corp. *	18,441	181,275
Imation Corp. *	10,085	95,202
Immersion Corp. *	9,534	81,325
Intermec, Inc. *	19,966	220,425
Intevac, Inc. *	7,640	78,005
Novatel Wireless, Inc. *	10,717	58,729
OCZ Technology Group, Inc. *	17,195	137,560
Quantum Corp. *	75,507	249,173
Rimage Corp.	3,230	43,379
Silicon Graphics International Corp. *	10,387	178,656
STEC, Inc. *(a)	13,773	234,279
Stratasys, Inc. *	7,086	238,798
Super Micro Computer, Inc. *	9,002	144,842
Synaptics, Inc. *(a)	11,507	296,190
Xyratex Ltd. *	10,358	106,273

		2,931,723

Construction & Engineering 0.8%
Argan, Inc. *	2,522	25,573
Comfort Systems USA, Inc.	12,698	134,726
Dycom Industries, Inc. *	11,785	192,567

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
EMCOR Group, Inc. *	22,430	$657,423
Furmanite Corp. *(a)	12,320	97,821
Granite Construction, Inc.	12,991	318,669
Great Lakes Dredge & Dock Corp.	19,655	109,675
Insituform Technologies, Inc., Class A *	13,247	277,789
Layne Christensen Co. *	6,574	199,455
MasTec, Inc. *	18,975	374,187
Michael Baker Corp. *	2,786	58,840
MYR Group, Inc. *	6,726	157,388
Northwest Pipe Co. *	3,096	80,682
Orion Marine Group, Inc. *	9,032	84,991
Pike Electric Corp. *	5,432	48,019
Primoris Services Corp. (a)	8,902	114,836
Sterling Construction Co., Inc. *	5,493	75,639
Tutor Perini Corp.	10,454	200,508
UniTek Global Services, Inc. *	3,599	28,468

		3,237,256

Construction Materials 0.2%
Eagle Materials, Inc.	14,960	416,935
Headwaters, Inc. *	20,308	63,564
Texas Industries, Inc. (a)	7,648	318,387
United States Lime & Minerals, Inc. *	817	33,505

		832,391

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	18,519	127,596
Cash America International, Inc.	9,879	571,698
Credit Acceptance Corp. *	2,252	190,226
Dollar Financial Corp. *	14,573	315,506
EZCORP, Inc., Class A *	15,760	560,662
First Cash Financial Services, Inc. *	10,519	441,693
First Marblehead Corp. (The) *(a)	19,853	35,140
Imperial Holdings, Inc. *	5,890	59,842
Nelnet, Inc., Class A	8,673	191,326
Netspend Holdings, Inc. *	9,993	99,930
Nicholas Financial, Inc. *(a)	3,225	38,313
World Acceptance Corp. *	5,319	348,767

		2,980,699

Containers & Packaging 0.2%
AEP Industries, Inc. *	1,585	46,266
Boise, Inc.	34,938	272,167
Graham Packaging Co., Inc. *	8,077	203,702
Graphic Packaging Holding Co. *	53,601	291,590
Myers Industries, Inc.	10,625	109,225

		922,950

Distributors 0.2%
Audiovox Corp., Class A *	5,925	44,793
Core-Mark Holding Co., Inc. *	3,800	135,660
Pool Corp.	16,176	482,207
Weyco Group, Inc. (a)	2,372	58,351

		721,011

2011 Semiannual Report	11

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services 1.3%
American Public Education, Inc. *	5,988	$266,526
Archipelago Learning, Inc. *	4,517	44,538
Ascent Media Corp., Class A *	4,813	254,945
Bridgepoint Education, Inc. *(a)	5,993	149,825
Cambium Learning Group, Inc. *	5,295	17,844
Capella Education Co. *	5,280	220,968
Coinstar, Inc. *(a)	10,521	573,815
Corinthian Colleges, Inc. *(a)	26,130	111,314
CPI Corp. (a)	—	0
Grand Canyon Education, Inc. *	9,627	136,511
Hillenbrand, Inc.	21,084	498,637
K12, Inc. *	8,706	288,517
Lincoln Educational Services Corp.	7,584	130,066
Mac-Gray Corp.	3,929	60,703
Matthews International Corp., Class A	9,885	396,883
National American University Holdings, Inc.	2,883	27,129
Pre-Paid Legal Services, Inc. *	2,459	163,499
Regis Corp.	19,386	296,993
Sotheby’s	22,640	984,840
Steiner Leisure Ltd. *	5,043	230,364
Stewart Enterprises, Inc., Class A	26,481	193,311
Strayer Education, Inc. (a)	4,116	520,221
Universal Technical Institute, Inc. (a)	7,159	141,533

		5,708,982

Diversified Financial Services 0.5%
California First National Bancorp	265	4,060
Compass Diversified Holdings	13,567	223,720
Encore Capital Group, Inc. *	5,411	166,226
Gain Capital Holdings, Inc. *	2,543	17,318
Life Partners Holdings, Inc. (a)	—	0
MarketAxess Holdings, Inc.	9,622	241,127
Marlin Business Services Corp. *	2,742	34,686
NewStar Financial, Inc. *	9,136	97,572
PHH Corp. *	18,848	386,761
Pico Holdings, Inc. *	7,637	221,473
Portfolio Recovery Associates, Inc. *	5,748	487,373
Primus Guaranty Ltd. *(a)	8,247	43,297

		1,923,613

Diversified Telecommunication Services 0.8%
8x8, Inc. *	20,680	101,125
AboveNet, Inc.	7,784	548,461
Alaska Communications Systems Group, Inc. (a)	15,183	134,673
Atlantic Tele-Network, Inc.	3,175	121,793
Boingo Wireless, Inc. *	2,036	18,487
Cbeyond, Inc. *	9,367	123,925
Cincinnati Bell, Inc. *	66,638	221,238
Cogent Communications Group, Inc. *	15,487	263,434
Consolidated Communications Holdings, Inc.	8,790	170,878
FairPoint Communications, Inc. *(a)	7,189	66,211

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services (continued)
General Communication, Inc., Class A *	13,857	$167,254
Global Crossing Ltd. *	10,280	394,546
Globalstar, Inc. *(a)	34,294	42,182
HickoryTech Corp.	4,362	51,821
IDT Corp., Class B	4,638	125,319
inContact, Inc. *	10,136	48,146
Iridium Communications, Inc. *(a)	14,682	126,999
Neutral Tandem, Inc. *	11,593	201,950
PAETEC Holding Corp. *	41,917	200,782
Premiere Global Services, Inc. *	17,489	139,562
SureWest Communications	4,642	77,614
Towerstream Corp. *(a)	11,382	56,796
Vonage Holdings Corp. *	46,399	204,620

		3,607,816

Electric Utilities 1.3%
Allete, Inc.	10,721	439,990
Central Vermont Public Service Corp.	4,470	161,591
Cleco Corp.	20,449	712,648
El Paso Electric Co.	14,084	454,913
Empire District Electric Co. (The)	14,028	270,179
IDACORP, Inc.	16,637	657,162
MGE Energy, Inc.	7,795	315,931
Otter Tail Corp.	12,092	255,141
PNM Resources, Inc.	29,039	486,113
Portland General Electric Co.	25,273	638,901
UIL Holdings Corp.	16,964	548,785
Unisource Energy Corp.	12,314	459,682
Unitil Corp.	3,644	95,837

		5,496,873

Electrical Equipment 1.4%
A123 Systems, Inc. *(a)	29,679	157,892
Active Power, Inc. *	26,582	65,126
Acuity Brands, Inc.	14,536	810,818
American Superconductor Corp. *(a)	15,002	135,618
AZZ, Inc.	4,201	192,406
Belden, Inc.	15,893	554,030
Brady Corp., Class A	15,965	511,838
Broadwind Energy, Inc. *(a)	35,815	51,932
Capstone Turbine Corp. *(a)	82,354	126,002
Coleman Cable, Inc. *	2,768	40,662
Encore Wire Corp.	6,228	150,842
Ener1, Inc. *	24,568	27,025
EnerSys *	16,833	579,392
Franklin Electric Co., Inc.	7,809	366,633
FuelCell Energy, Inc. *(a)	41,646	54,556
Generac Holdings, Inc. *	8,358	162,145
Global Power Equipment Group, Inc. *(a)	5,260	139,495
II-VI, Inc. *	17,347	444,083
LSI Industries, Inc.	6,495	51,570
Powell Industries, Inc. *	2,952	107,748
PowerSecure International, Inc. *	6,287	45,392
Preformed Line Products Co.	811	57,727

12	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Satcon Technology Corp. *(a)	26,465	$63,251
Thermon Group Holdings, Inc. *	3,337	40,044
Valence Technology, Inc. *(a)	22,342	26,364
Vicor Corp.	6,571	106,253
Woodward, Inc.	20,630	719,162

		5,788,006

Electronic Equipment, Instruments & Components 2.5%
Aeroflex Holding Corp. *	6,643	120,570
Agilysys, Inc. *	5,976	49,840
Anixter International, Inc.	9,730	635,758
Benchmark Electronics, Inc. *	20,373	336,154
Brightpoint, Inc. *	22,914	185,833
Checkpoint Systems, Inc. *	13,462	240,701
Cognex Corp.	13,902	492,548
Coherent, Inc. *	8,404	464,489
Comverge, Inc. *(a)	—	0
CTS Corp.	11,494	111,147
Daktronics, Inc.	11,616	125,337
DDi Corp.	5,020	47,891
DTS, Inc. *	5,832	236,488
Echelon Corp. *	11,765	106,944
Electro Rent Corp.	6,279	107,496
Electro Scientific Industries, Inc. *	7,554	145,792
eMagin Corp. *	5,739	34,836
Fabrinet *	6,823	165,662
FARO Technologies, Inc. *	5,470	239,586
Gerber Scientific, Inc. *	8,390	93,381
GSI Group, Inc. *	8,635	104,052
Identive Group, Inc. *	12,933	30,005
Insight Enterprises, Inc. *	15,637	276,931
KEMET Corp. *	14,770	211,063
L-1 Identity Solutions, Inc. *	24,945	293,104
LeCroy Corp. *	5,440	65,498
Littelfuse, Inc.	7,620	447,446
Maxwell Technologies, Inc. *	9,349	151,360
Measurement Specialties, Inc. *	4,999	178,464
Mercury Computer Systems, Inc. *	10,113	188,911
Methode Electronics, Inc.	12,358	143,476
Microvision, Inc. *(a)	35,469	43,272
MTS Systems Corp.	5,232	218,855
Multi-Fineline Electronix, Inc. *	3,037	65,630
NeoPhotonics Corp. *	2,922	20,220
Newport Corp. *	12,531	227,688
OSI Systems, Inc. *	6,363	273,609
Park Electrochemical Corp.	6,958	194,476
PC Connection, Inc. *	3,025	25,047
Plexus Corp. *	12,619	439,267
Power-One, Inc. *(a)	22,788	184,583
Pulse Electronics Corp.	13,880	61,350
RadiSys Corp. *	6,519	47,524
Richardson Electronics Ltd.	4,950	67,271
Rofin-Sinar Technologies, Inc. *	9,536	325,654
Rogers Corp. *	5,352	247,262

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
Sanmina-SCI Corp. *	26,972	$278,621
ScanSource, Inc. *	9,062	339,644
Smart Modular Technologies (WWH), Inc. *	21,803	199,715
SYNNEX Corp. *	8,424	267,041
TTM Technologies, Inc. *	17,420	279,068
Universal Display Corp. *	12,881	451,994
Viasystems Group, Inc. *	950	21,365
Vishay Precision Group, Inc. *	4,092	69,073
X-Rite, Inc. *	8,850	43,985
Zygo Corp. *	5,282	69,828

		10,492,805

Energy Equipment & Services 2.2%
Basic Energy Services, Inc. *	8,069	253,931
Bristow Group, Inc.	12,179	621,373
Cal Dive International, Inc. *	32,010	191,420
Complete Production Services, Inc. *	26,446	882,239
Dawson Geophysical Co. *	2,648	90,429
Dril-Quip, Inc. *	11,529	782,012
Exterran Holdings, Inc. *	21,450	425,353
Geokinetics, Inc. *	3,527	27,793
Global Geophysical Services, Inc. *	6,049	107,672
Global Industries Ltd. *	33,940	185,991
Gulf Island Fabrication, Inc.	4,800	154,944
Gulfmark Offshore, Inc., Class A *	7,961	351,797
Helix Energy Solutions Group, Inc. *	35,532	588,410
Hercules Offshore, Inc. *	38,581	212,581
Hornbeck Offshore Services, Inc. *	7,651	210,402
ION Geophysical Corp. *(a)	44,009	416,325
Key Energy Services, Inc. *	41,758	751,644
Lufkin Industries, Inc.	10,213	878,829
Matrix Service Co. *	8,832	118,172
Mitcham Industries, Inc. *	3,322	57,471
Natural Gas Services Group, Inc. *	4,078	65,900
Newpark Resources, Inc. *	30,271	274,558
OYO Geospace Corp. *	1,454	145,400
Parker Drilling Co. *	39,086	228,653
PHI, Inc., Non-Voting Shares *	4,341	94,330
Pioneer Drilling Co. *	18,194	277,277
RigNet, Inc. *	1,940	32,980
Tesco Corp. *	10,110	196,235
TETRA Technologies, Inc. *	25,759	327,912
Union Drilling, Inc. *	5,048	51,944
Vantage Drilling Co. *	58,366	106,226
Willbros Group, Inc. *	13,068	111,601

		9,221,804

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	6,233	263,344
Arden Group, Inc., Class A	403	37,084
Casey’s General Stores, Inc.	12,764	561,616
Fresh Market, Inc. (The) *(a)	9,463	366,029
Ingles Markets, Inc., Class A	4,163	68,898
Nash Finch Co.	4,046	144,887

2011 Semiannual Report	13

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Pantry, Inc. (The) *	7,692	$144,533
PriceSmart, Inc.	5,956	305,126
Rite Aid Corp. *	197,648	262,872
Ruddick Corp.	16,505	718,628
Spartan Stores, Inc.	7,550	147,451
Susser Holdings Corp. *	2,729	42,900
United Natural Foods, Inc. *	16,222	692,193
Village Super Market, Inc., Class A	2,072	57,415
Weis Markets, Inc.	3,754	152,900
Winn-Dixie Stores, Inc. *	18,728	158,251

		4,124,127

Food Products 1.3%
Alico, Inc.	1,157	29,642
B&G Foods, Inc.	16,044	330,827
Calavo Growers, Inc. (a)	3,951	83,208
Cal-Maine Foods, Inc. (a)	4,765	152,289
Chiquita Brands International, Inc. *	15,184	197,696
Darling International, Inc. *	39,185	693,575
Diamond Foods, Inc. (a)	7,376	563,084
Dole Food Co., Inc. *(a)	12,015	162,443
Farmer Bros Co.	2,200	22,308
Fresh Del Monte Produce, Inc.	12,252	326,761
Griffin Land & Nurseries, Inc.	795	25,830
Hain Celestial Group, Inc. (The) *	12,021	401,021
Harbinger Group, Inc. *	3,039	18,568
Imperial Sugar Co.	4,077	81,540
J&J Snack Foods Corp.	4,804	239,479
Lancaster Colony Corp. (a)	6,316	384,139
Lifeway Foods, Inc. *	1,458	16,300
Limoneira Co. (a)	2,595	58,621
Omega Protein Corp. *	6,439	88,858
Pilgrim’s Pride Corp. *(a)	17,024	92,100
Sanderson Farms, Inc. (a)	7,432	355,101
Seneca Foods Corp., Class A *	3,074	78,633
Smart Balance, Inc. *	19,923	103,201
Snyders-Lance, Inc.	15,848	342,792
Tootsie Roll Industries, Inc.	8,064	235,953
TreeHouse Foods, Inc. *	11,909	650,351

		5,734,320

Gas Utilities 1.1%
Chesapeake Utilities Corp.	3,265	130,698
Laclede Group, Inc. (The)	7,656	289,627
New Jersey Resources Corp.	14,079	628,064
Nicor, Inc. (b)	12,908	706,584
Northwest Natural Gas Co.	9,149	412,894
Piedmont Natural Gas Co., Inc.	24,386	737,920
South Jersey Industries, Inc.	10,186	553,202
Southwest Gas Corp.	15,570	601,158
WGL Holdings, Inc.	17,435	671,073

		4,731,220

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 3.1%
Abaxis, Inc. *	7,509	$204,620
ABIOMED, Inc. *	10,557	171,023
Accuray, Inc. *	22,826	182,835
Align Technology, Inc. *	20,509	467,605
Alimera Sciences, Inc. *(a)	3,748	30,546
Alphatec Holdings, Inc. *(a)	17,928	62,389
Analogic Corp.	4,187	220,194
AngioDynamics, Inc. *	8,286	117,910
Antares Pharma, Inc. *	28,919	63,911
Arthrocare Corp. *	9,130	305,581
AtriCure, Inc. *	4,595	59,276
Atrion Corp.	518	102,460
Bacterin International Holdings, Inc. *(a)	7,124	20,232
BioLase Technology, Inc. *(a)	9,427	48,455
Cantel Medical Corp.	4,384	117,973
Cardiovascular Systems, Inc. *	4,426	64,443
Cerus Corp. *(a)	15,745	47,235
Conceptus, Inc. *	10,372	121,041
CONMED Corp. *	9,431	268,595
CryoLife, Inc. *	9,141	51,190
Cyberonics, Inc. *	9,451	264,155
Cynosure, Inc., Class A *	3,217	38,926
Delcath Systems, Inc. *(a)	14,404	74,325
DexCom, Inc. *	22,414	324,779
Dynavox, Inc., Class A *	3,055	23,218
Endologix, Inc. *	16,288	151,478
Exactech, Inc. *	2,764	49,780
Greatbatch, Inc. *	7,759	208,096
Haemonetics Corp. *	8,595	553,260
Hansen Medical, Inc. *(a)	15,578	53,121
HeartWare International, Inc. *(a)	4,005	296,690
ICU Medical, Inc. *	4,041	176,592
Immucor, Inc. *	20,232	413,137
Insulet Corp. *	15,354	340,398
Integra LifeSciences Holdings Corp. *	6,970	333,236
Invacare Corp.	9,567	317,529
IRIS International, Inc. *	5,831	58,252
Kensey Nash Corp. *	2,804	70,745
MAKO Surgical Corp. *	10,688	317,754
Masimo Corp.	17,577	521,685
Medical Action Industries, Inc. *	5,359	43,676
Meridian Bioscience, Inc. (a)	13,717	330,717
Merit Medical Systems, Inc. *	12,096	217,365
Natus Medical, Inc. *	9,656	146,288
Neogen Corp. *	7,771	351,327
Neoprobe Corp. *(a)	29,489	97,904
NuVasive, Inc. *(a)	13,275	436,482
NxStage Medical, Inc. *	14,922	310,676
OraSure Technologies, Inc. *	15,601	133,077
Orthofix International NV *	6,024	255,839
Palomar Medical Technologies, Inc. *	6,277	70,805
Quidel Corp. *(a)	9,474	143,531

14	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Rockwell Medical Technologies, Inc. *(a)	5,333	$68,476
RTI Biologics, Inc. *	18,284	49,550
Solta Medical, Inc. *	20,050	55,338
SonoSite, Inc. *	4,588	161,360
Spectranetics Corp. *	11,003	68,439
Staar Surgical Co. *	11,719	62,111
Stereotaxis, Inc. *(a)	14,588	51,204
STERIS Corp.	19,837	693,898
SurModics, Inc. *	5,066	56,233
Symmetry Medical, Inc. *	12,073	108,295
Synergetics USA, Inc. *	7,210	39,727
Synovis Life Technologies, Inc. *	3,782	65,882
Tornier NV *	3,513	94,675
Unilife Corp. *(a)	18,932	98,068
Uroplasty, Inc. *	6,802	51,015
Vascular Solutions, Inc. *	5,529	68,560
Volcano Corp. *	17,438	563,073
West Pharmaceutical Services, Inc.	11,207	490,418
Wright Medical Group, Inc. *	13,026	195,390
Young Innovations, Inc.	1,831	52,220
Zoll Medical Corp. *	7,324	414,978

		13,361,267

Health Care Providers & Services 3.1%
Accretive Health, Inc. *(a)	13,404	385,901
Air Methods Corp. *	3,796	283,713
Alliance HealthCare Services, Inc. *	8,179	31,080
Almost Family, Inc. *	2,758	75,569
Amedisys, Inc. *	9,902	263,690
American Dental Partners, Inc. *	5,107	66,187
AMN Healthcare Services, Inc. *	13,243	110,182
Amsurg Corp. *	10,504	274,469
Assisted Living Concepts, Inc., Class A	6,558	110,043
Bio-Reference Labs, Inc. *(a)	8,253	172,488
BioScrip, Inc. *	13,619	88,387
Capital Senior Living Corp. *	9,187	85,347
CardioNet, Inc. *	8,061	42,804
Centene Corp. *	16,769	595,803
Chemed Corp.	7,154	468,730
Chindex International, Inc. *	3,727	50,762
Continucare Corp. *	9,902	61,194
CorVel Corp. *	2,093	98,162
Cross Country Healthcare, Inc. *	9,251	70,308
Emeritus Corp. *	10,245	217,706
Ensign Group, Inc. (The)	5,461	165,960
ExamWorks Group, Inc. *	9,070	230,287
Five Star Quality Care, Inc. *	10,609	61,638
Gentiva Health Services, Inc. *	10,254	213,591
Hanger Orthopedic Group, Inc. *	11,202	274,113
HealthSouth Corp. *	31,828	835,485
Healthspring, Inc. *	22,696	1,046,513
Healthways, Inc. *	11,397	173,006

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
HMS Holdings Corp. *	9,469	$727,882
IPC The Hospitalist Co., Inc. *	5,483	254,137
Kindred Healthcare, Inc. *	17,416	373,921
Landauer, Inc.	3,167	195,056
LHC Group, Inc. *	5,305	122,333
Magellan Health Services, Inc. *	10,782	590,207
Medcath Corp. *	5,883	79,950
MedQuist Holdings, Inc. *	10,560	136,435
Metropolitan Health Networks, Inc. *	13,687	65,561
Molina Healthcare, Inc. *	9,430	255,742
MWI Veterinary Supply, Inc. *	4,210	340,042
National HealthCare Corp.	3,455	171,264
National Research Corp.	590	21,553
Owens & Minor, Inc.	21,338	735,948
PharMerica Corp. *	9,836	125,507
Providence Service Corp. (The) *	4,303	54,433
PSS World Medical, Inc. *	18,559	519,838
Radnet, Inc. *(a)	10,101	44,444
Rural/Metro Corp. *	6,071	104,664
Select Medical Holdings Corp. *	15,071	133,680
Skilled Healthcare Group, Inc., Class A *	6,444	60,960
Sun Healthcare Group, Inc. *	8,384	67,240
Sunrise Senior Living, Inc. *	19,220	183,167
Team Health Holdings, Inc. *	8,922	200,834
Triple-S Management Corp., Class B *	6,600	143,418
U.S. Physical Therapy, Inc.	3,950	97,683
Universal American Corp.	10,824	118,523
WellCare Health Plans, Inc. *	14,269	733,569

		13,211,109

Health Care Technology 0.5%
athenahealth, Inc. *(a)	11,678	479,966
Computer Programs & Systems, Inc.	3,708	235,384
ePocrates, Inc. *	2,102	38,761
HealthStream, Inc. *	5,094	67,597
MedAssets, Inc. *	15,980	213,493
Medidata Solutions, Inc. *	7,021	167,591
Merge Healthcare, Inc. *	17,323	90,080
Omnicell, Inc. *	11,123	173,407
Quality Systems, Inc.	6,501	567,537
Transcend Services, Inc. *	2,928	86,054

		2,119,870

Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc. *	8,278	136,173
Ambassadors Group, Inc.	6,025	53,201
Ameristar Casinos, Inc.	11,158	264,556
Benihana, Inc., Class A *	4,374	45,883
Biglari Holdings, Inc. *	407	159,157
BJ’s Restaurants, Inc. *	8,069	422,493
Bob Evans Farms, Inc.	10,199	356,659
Boyd Gaming Corp. *(a)	18,997	165,274
Bravo Brio Restaurant Group, Inc. *	6,450	157,574
Buffalo Wild Wings, Inc. *	6,143	407,342

2011 Semiannual Report	15

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
California Pizza Kitchen, Inc. *	6,500	$120,055
Caribou Coffee Co., Inc. *	4,320	57,197
Carrols Restaurant Group, Inc. *	4,161	43,441
CEC Entertainment, Inc.	6,670	267,534
Cheesecake Factory, Inc. (The) *	19,400	608,578
Churchill Downs, Inc.	4,216	190,057
Cracker Barrel Old Country Store, Inc.	7,715	380,427
Denny’s Corp. *	33,102	128,436
DineEquity, Inc. *	5,180	270,759
Domino’s Pizza, Inc. *	20,691	522,241
Einstein Noah Restaurant Group, Inc.	1,976	29,581
Gaylord Entertainment Co. *	12,241	367,230
International Speedway Corp., Class A	9,932	282,168
Interval Leisure Group, Inc. *	13,492	184,706
Isle of Capri Casinos, Inc. *	7,465	66,065
Jack in the Box, Inc. *	16,709	380,631
Jamba, Inc. *(a)	22,060	47,208
Krispy Kreme Doughnuts, Inc. *	19,585	186,253
Life Time Fitness, Inc. *	14,195	566,522
Luby’s, Inc. *	6,159	33,998
Marcus Corp.	7,322	72,341
McCormick & Schmick’s Seafood Restaurants, Inc. *	4,464	38,346
Monarch Casino & Resort, Inc. *	3,546	37,020
Morgans Hotel Group Co. *	8,121	58,390
Multimedia Games, Inc. *	9,009	40,991
O’Charleys, Inc. *	6,139	44,876
Orient-Express Hotels Ltd., Class A *	32,754	352,106
P.F. Chang’s China Bistro, Inc.	7,650	307,836
Papa John’s International, Inc. *	6,631	220,547
Peet’s Coffee & Tea, Inc. *(a)	4,299	248,052
Pinnacle Entertainment, Inc. *	20,740	309,026
Red Lion Hotels Corp. *	5,738	45,330
Red Robin Gourmet Burgers, Inc. *	4,351	158,289
Ruby Tuesday, Inc. *	21,831	235,338
Ruth’s Hospitality Group, Inc. *	11,745	65,890
Scientific Games Corp., Class A *	19,524	201,878
Shuffle Master, Inc. *	18,125	169,559
Six Flags Entertainment Corp.	13,950	522,428
Sonic Corp. *	20,733	220,392
Speedway Motorsports, Inc.	4,001	56,734
Texas Roadhouse, Inc.	21,154	370,935
Town Sports International Holdings, Inc. *	6,789	51,664
Vail Resorts, Inc.	12,181	563,006

		11,292,373

Household Durables 0.8%
American Greetings Corp., Class A	13,544	325,598
Beazer Homes USA, Inc. *(a)	25,520	86,513
Blyth, Inc.	1,747	87,961
Cavco Industries, Inc. *	2,279	102,555
CSS Industries, Inc.	2,727	57,076

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Ethan Allen Interiors, Inc.	8,104	$172,534
Furniture Brands International, Inc. *	14,062	58,217
Helen of Troy Ltd. *	10,346	357,247
Hovnanian Enterprises, Inc., Class A *(a)	20,640	49,742
iRobot Corp. *	7,959	280,873
KB Home	25,843	252,745
La-Z-Boy, Inc. *	17,368	171,422
Libbey, Inc. *	6,614	107,279
Lifetime Brands, Inc.	3,081	36,171
M.D.C. Holdings, Inc.	12,609	310,686
M/I Homes, Inc. *	6,246	76,576
Meritage Homes Corp. *	9,370	211,387
Ryland Group, Inc.	14,888	246,099
Sealy Corp. *	16,492	41,725
Skyline Corp.	2,289	40,057
Standard Pacific Corp. *(a)	35,642	119,401
Universal Electronics, Inc. *	5,014	126,654

		3,318,518

Household Products 0.1%
Central Garden and Pet Co., Class A *	15,850	160,878
Oil-Dri Corp of America	1,584	33,929
Spectrum Brands Holdings, Inc. *	5,621	179,872
WD-40 Co.	5,695	222,333

		597,012

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.	22,999	350,045
Dynegy, Inc. *	34,414	213,023
Ormat Technologies, Inc.	6,046	133,072

		696,140

Industrial Conglomerates 0.2%
Raven Industries, Inc.	6,060	337,603
Seaboard Corp.	104	251,472
Standex International Corp.	4,178	128,139
Tredegar Corp.	8,015	147,075
United Capital Corp. *	646	19,348

		883,637

Information Technology Services 2.0%
Acxiom Corp. *	27,229	356,972
CACI International, Inc., Class A *	10,103	637,297
Cardtronics, Inc. *	14,398	337,633
Cass Information Systems, Inc.	2,824	106,634
CIBER, Inc. *	21,349	118,487
Computer Task Group, Inc. *	5,015	66,048
Convergys Corp. *	35,297	481,451
CSG Systems International, Inc. *	11,603	214,423
Dynamics Research Corp. *	2,925	39,897
Echo Global Logistics, Inc. *(a)	3,746	66,492
Euronet Worldwide, Inc. *	17,149	264,266
ExlService Holdings, Inc. *	5,408	124,925
Forrester Research, Inc.	4,939	162,789

16	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Global Cash Access Holdings, Inc. *	14,888	$47,344
Hackett Group, Inc. (The) *	10,091	51,363
Heartland Payment Systems, Inc.	12,911	265,967
iGate Corp. (a)	10,369	169,222
Integral Systems, Inc. *	5,223	63,564
Jack Henry & Associates, Inc.	28,959	869,060
Lionbridge Technologies, Inc. *	20,574	65,425
Mantech International Corp., Class A	7,829	347,764
MAXIMUS, Inc.	5,823	481,737
MoneyGram International, Inc. *	28,290	93,923
NCI, Inc., Class A *	2,211	50,234
Ness Technologies, Inc. *	11,209	84,852
PRGX Global, Inc. *	6,443	46,067
Sapient Corp. *	36,621	550,414
ServiceSource International, Inc. *	3,354	74,526
SRA International, Inc., Class A *	15,252	471,592
Stream Global Services, Inc. *	3,143	10,372
Syntel, Inc.	5,174	305,887
TeleTech Holdings, Inc. *	8,510	179,391
TNS, Inc. *	8,510	141,266
Unisys Corp. *	14,428	370,800
Virtusa Corp. *	5,030	95,318
Wright Express Corp. *	12,949	674,254

		8,487,656

Insurance 2.4%
Alterra Capital Holdings Ltd.	30,481	679,726
American Equity Investment Life Holding Co.	19,890	252,802
American Safety Insurance Holdings Ltd. *	3,470	66,416
AMERISAFE, Inc. *	6,163	139,407
Amtrust Financial Services, Inc.	8,108	184,700
Argo Group International Holdings Ltd.	9,244	274,732
Baldwin & Lyons, Inc., Class B (a)	2,843	65,872
Citizens, Inc. *(a)	12,548	85,577
CNO Financial Group, Inc. *	74,242	587,254
Crawford & Co., Class B	8,566	60,562
Delphi Financial Group, Inc., Class A	16,196	473,085
Donegal Group, Inc., Class A	2,481	31,757
eHealth, Inc. *	7,209	96,312
EMC Insurance Group, Inc.	1,600	30,560
Employers Holdings, Inc.	11,084	185,879
Enstar Group Ltd. *	2,313	241,685
FBL Financial Group, Inc., Class A	4,287	137,827
First American Financial Corp.	35,312	552,633
Flagstone Reinsurance Holdings SA	17,584	148,233
Fortegra Financial Corp. *	1,949	15,280
FPIC Insurance Group, Inc. *	2,799	116,662
Global Indemnity PLC *	4,523	100,320
Greenlight Capital Re Ltd., Class A *	9,394	246,968
Hallmark Financial Services *	4,274	33,636
Harleysville Group, Inc.	4,173	130,073

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Hilltop Holdings, Inc. *	13,393	$118,394
Horace Mann Educators Corp.	13,382	208,893
Independence Holding Co.	2,334	24,367
Infinity Property & Casualty Corp.	4,165	227,659
Kansas City Life Insurance Co. (a)	1,407	43,828
Maiden Holdings Ltd.	16,920	153,972
Meadowbrook Insurance Group, Inc.	17,845	176,844
Montpelier Re Holdings Ltd.	20,974	377,532
National Financial Partners Corp. *	14,771	170,457
National Interstate Corp.	2,326	53,266
National Western Life Insurance Co., Class A	733	116,892
Navigators Group, Inc. (The) *	4,555	214,085
OneBeacon Insurance Group Ltd., Class A	7,442	99,648
Phoenix Cos., Inc. (The) *	38,773	95,382
Platinum Underwriters Holdings Ltd.	12,548	417,096
Presidential Life Corp.	7,153	74,677
Primerica, Inc.	11,424	250,985
ProAssurance Corp. *	10,283	719,810
RLI Corp.	6,199	383,842
Safety Insurance Group, Inc.	4,275	179,721
SeaBright Holdings, Inc.	6,714	66,469
Selective Insurance Group, Inc.	18,200	296,114
State Auto Financial Corp.	4,973	86,680
Stewart Information Services Corp.	6,033	60,511
Symetra Financial Corp.	22,670	304,458
Tower Group, Inc.	12,405	295,487
United Fire & Casualty Co.	7,255	126,019
Universal Insurance Holdings, Inc.	6,207	28,987

		10,310,033

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A *	8,473	26,266
Blue Nile, Inc. *(a)	4,312	189,642
Geeknet, Inc. *	1,449	38,717
HSN, Inc. *	13,404	441,260
NutriSystem, Inc. (a)	9,073	127,566
Orbitz Worldwide, Inc. *	7,255	18,065
Overstock.com, Inc. *	3,888	59,175
PetMed Express, Inc. (a)	7,284	86,316
Shutterfly, Inc. *	10,012	574,889
US Auto Parts Network, Inc. *	5,082	38,928
ValueVision Media, Inc., Class A *	13,671	104,583

		1,705,407

Internet Software & Services 2.0%
Active Network, Inc. (The) *	4,113	72,389
Ancestry.com, Inc. *(a)	10,642	440,472
comScore, Inc. *	10,739	278,140
Constant Contact, Inc. *	9,868	250,450
Cornerstone OnDemand, Inc. *(a)	3,908	68,976
DealerTrack Holdings, Inc. *	13,774	316,113

2011 Semiannual Report	17

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Demand Media, Inc. *(a)	2,753	$37,303
Dice Holdings, Inc. *	16,219	219,281
Digital River, Inc. *	13,368	429,915
EarthLink, Inc.	37,445	288,139
Envestnet, Inc. *	6,437	95,589
FriendFinder Networks, Inc. *	1,373	5,574
InfoSpace, Inc. *	12,648	115,350
Internap Network Services Corp. *	17,461	128,338
IntraLinks Holdings, Inc. *	10,767	186,054
j2 Global Communications, Inc. *	15,556	439,146
Keynote Systems, Inc.	4,653	100,644
KIT Digital, Inc. *(a)	11,935	142,504
Limelight Networks, Inc. *(a)	22,988	104,825
Liquidity Services, Inc. *	6,316	149,121
LivePerson, Inc. *	17,719	250,547
LogMeIn, Inc. *	6,809	262,623
LoopNet, Inc. *	5,645	103,755
Marchex, Inc., Class B	7,121	63,235
Mediamind Technologies, Inc. *	2,710	59,457
ModusLink Global Solutions, Inc.	14,904	66,770
Move, Inc. *	53,725	117,658
NIC, Inc.	21,581	290,480
OpenTable, Inc. *	7,904	656,981
Openwave Systems, Inc. *	28,543	65,363
Perficient, Inc. *	8,252	84,666
Quepasa Corp. *	2,535	18,379
QuinStreet, Inc. *	9,339	121,220
RealNetworks, Inc. *	28,750	97,750
Responsys, Inc. *	3,250	57,623
RightNow Technologies, Inc. *	8,248	267,235
Saba Software, Inc. *	9,580	86,507
SAVVIS, Inc. *	15,092	596,587
SciQuest, Inc. *	4,106	70,172
SPS Commerce, Inc. *	2,787	49,581
Stamps.com, Inc.	3,770	50,292
support.com, Inc. *	16,167	77,602
TechTarget, Inc. *	4,997	37,827
Travelzoo, Inc. *(a)	1,866	120,618
United Online, Inc.	30,132	181,696
ValueClick, Inc. *	26,493	439,784
Vocus, Inc. *	5,888	180,232
Web.com Group, Inc. *	9,778	120,465
XO Group, Inc. *	10,705	106,515
Zix Corp. *	22,097	84,852

		8,654,795

Leisure Equipment & Products 0.4%
Arctic Cat, Inc. *	4,058	54,499
Black Diamond, Inc. *	4,316	34,010
Brunswick Corp.	29,844	608,818
Callaway Golf Co.	21,632	134,551
Eastman Kodak Co. *(a)	90,279	323,199
JAKKS Pacific, Inc. *	9,105	167,623

Common Stocks (continued)

	Shares	Market Value

Leisure Equipment & Products (continued)

Johnson Outdoors, Inc., Class A *	1,566	$26,810
Leapfrog Enterprises, Inc. *	13,857	58,476
Marine Products Corp. *	3,365	22,613
Smith & Wesson Holding Corp. *	20,049	60,147
Steinway Musical Instruments, Inc. *	2,201	56,544
Sturm Ruger & Co., Inc.	6,314	138,592
Summer Infant, Inc. *	4,374	35,517

		1,721,399

Life Sciences Tools & Services 0.5%
Affymetrix, Inc. *	23,657	187,600
Albany Molecular Research, Inc. *	7,347	35,339
BG Medicine, Inc. *	2,394	19,056
Caliper Life Sciences, Inc. *	15,766	127,862
Cambrex Corp. *	9,764	45,110
Complete Genomics, Inc. *	3,332	50,913
Enzo Biochem, Inc. *	12,782	54,324
eResearchTechnology, Inc. *	16,414	104,557
Fluidigm Corp. *	2,106	35,318
Furiex Pharmaceuticals, Inc. *	3,293	58,582
Harvard Bioscience, Inc. *	7,559	40,289
Kendle International, Inc. *	5,018	75,671
Luminex Corp. *	12,679	264,991
MEDTOX Scientific, Inc.	2,529	44,182
Pacific Biosciences of California, Inc. *	11,310	132,327
Parexel International Corp. *	19,735	464,957
Sequenom, Inc. *(a)	33,073	249,701

		1,990,779

Machinery 3.2%
3D Systems Corp. *(a)	14,022	276,374
Accuride Corp. *	13,593	171,680
Actuant Corp., Class A	23,017	617,546
Alamo Group, Inc.	2,267	53,728
Albany International Corp., Class A	9,256	244,266
Altra Holdings, Inc. *	8,979	215,406
American Railcar Industries, Inc. *	3,270	76,681
Ampco-Pittsburgh Corp.	2,842	66,645
Astec Industries, Inc. *	6,708	248,062
Badger Meter, Inc. (a)	5,056	187,021
Barnes Group, Inc.	18,278	453,477
Blount International, Inc. *	16,272	284,272
Briggs & Stratton Corp.	16,947	336,567
Cascade Corp.	3,084	146,706
Chart Industries, Inc. *	9,838	531,055
CIRCOR International, Inc.	5,771	247,172
Clarcor, Inc.	16,934	800,640
Colfax Corp. *	8,234	204,203
Columbus Mckinnon Corp. *	6,472	116,237
Commercial Vehicle Group, Inc. *	9,622	136,536
Douglas Dynamics, Inc.	6,289	99,303
Dynamic Materials Corp.	4,461	100,016
Energy Recovery, Inc. *(a)	15,265	49,917

18	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
EnPro Industries, Inc. *	6,925	$332,885
ESCO Technologies, Inc.	8,926	328,477
Federal Signal Corp.	20,919	137,229
Flow International Corp. *	15,711	55,931
Force Protection, Inc. *	23,707	117,705
FreightCar America, Inc. *	4,041	102,399
Gorman-Rupp Co. (The)	5,091	167,681
Graham Corp.	3,273	66,769
Greenbrier Cos., Inc. *	6,189	122,295
Hurco Cos., Inc. *	2,140	68,929
John Bean Technologies Corp.	9,609	185,646
Kadant, Inc. *(a)	4,115	129,664
Kaydon Corp.	10,973	409,512
LB Foster Co., Class A	3,176	104,522
Lindsay Corp.	4,205	289,304
Lydall, Inc. *	5,676	67,885
Meritor, Inc. *	31,662	507,858
Met-Pro Corp.	4,852	55,216
Middleby Corp. *	6,283	590,853
Miller Industries, Inc.	3,956	73,938
Mueller Industries, Inc.	12,699	481,419
Mueller Water Products, Inc., Class A	52,145	207,537
NACCO Industries, Inc., Class A	1,957	189,477
NN, Inc. *	5,592	83,656
Omega Flex, Inc. *	843	11,827
PMFG, Inc. *(a)	5,842	115,964
RBC Bearings, Inc. *	7,348	277,460
Robbins & Myers, Inc.	13,214	698,360
Sauer-Danfoss, Inc. *	3,874	195,211
Sun Hydraulics Corp.	4,474	213,857
Tecumseh Products Co., Class A *	6,144	62,669
Tennant Co.	6,442	257,229
Titan International, Inc.	14,108	342,260
Trimas Corp. *	8,540	211,365
Twin Disc, Inc.	2,823	109,052
Wabash National Corp. *	22,951	215,051
Watts Water Technologies, Inc., Class A	10,114	358,137
Xerium Technologies, Inc. *(a)	3,674	68,153

		13,676,892

Marine 0.1%
Baltic Trading Ltd. (a)	5,680	32,603
Eagle Bulk Shipping, Inc. *(a)	20,847	51,700
Excel Maritime Carriers Ltd. *(a)	15,218	47,176
Genco Shipping & Trading Ltd. *(a)	9,879	74,290
Horizon Lines, Inc., Class A (a)	—	0
International Shipholding Corp.	1,802	38,347
Ultrapetrol Bahamas Ltd. *(a)	7,086	35,005

		279,121

Media 1.4%
AH Belo Corp., Class A	6,209	46,195
Arbitron, Inc.	9,099	376,062

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Belo Corp., Class A *	31,025	$233,618
Central European Media Enterprises Ltd., Class A *(a)	12,304	243,004
Cinemark Holdings, Inc.	31,113	644,350
Crown Media Holdings, Inc., Class A *	11,666	22,282
Cumulus Media, Inc., Class A *	7,151	25,029
E.W. Scripps Co. (The), Class A *	11,427	110,499
Entercom Communications Corp., Class A *	8,092	70,238
Entravision Communications Corp., Class A *	15,957	29,521
Fisher Communications, Inc. *	2,944	87,790
Global Sources Ltd. *	4,017	36,916
Global Traffic Network, Inc. *	4,745	54,520
Gray Television, Inc. *	16,714	44,125
Harte-Hanks, Inc.	14,893	120,931
interCLICK, Inc. *	6,951	55,330
Journal Communications, Inc., Class A *	14,407	74,484
Knology, Inc. *	10,031	148,960
LIN TV Corp., Class A *	9,989	48,646
Lions Gate Entertainment Corp. *	15,012	99,379
Live Nation Entertainment, Inc. *	47,252	541,980
Martha Stewart Living Omnimedia, Class A *(a)	9,124	39,598
McClatchy Co. (The), Class A *(a)	19,208	53,975
MDC Partners, Inc., Class A	8,374	151,235
Meredith Corp. (a)	12,250	381,343
National CineMedia, Inc.	18,478	312,463
New York Times Co. (The), Class A *(a)	46,103	402,018
Nexstar Broadcasting Group, Inc., Class A *	3,640	29,884
Outdoor Channel Holdings, Inc. *	4,659	31,868
PRIMEDIA, Inc.	5,505	38,810
ReachLocal, Inc. *(a)	3,397	70,760
Rentrak Corp. *	3,135	55,615
Saga Communications, Inc., Class A *	1,191	44,067
Scholastic Corp. (a)	8,897	236,660
Sinclair Broadcast Group, Inc., Class A	16,897	185,529
Valassis Communications, Inc. *	16,463	498,829
Warner Music Group Corp. *	19,332	158,909
Westwood One, Inc. *	1,782	9,195
World Wrestling Entertainment, Inc., Class A (a)	9,175	87,438

		5,902,055

Metals & Mining 1.7%
AM Castle & Co. *	5,572	92,551
AMCOL International Corp.	8,177	312,034
Century Aluminum Co. *	17,288	270,557
Coeur d’Alene Mines Corp. *	30,013	728,115
General Moly, Inc. *(a)	22,526	100,466
Globe Specialty Metals, Inc.	21,102	473,107
Gold Resource Corp. (a)	9,494	236,685

2011 Semiannual Report	19

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Golden Minerals Co. *(a)	4,122	$73,289
Golden Star Resources Ltd. *	86,734	190,815
Handy & Harman Ltd. *	1,863	28,672
Haynes International, Inc.	4,087	253,108
Hecla Mining Co. *	93,592	719,723
Horsehead Holding Corp. *	14,614	194,659
Jaguar Mining, Inc. *(a)	28,344	135,484
Kaiser Aluminum Corp.	5,461	298,280
Materion Corp. *	6,829	252,468
Metals USA Holdings Corp. *	3,876	57,752
Midway Gold Corp. *	26,718	52,367
Noranda Aluminum Holding Corp. *	7,587	114,867
Olympic Steel, Inc.	3,050	83,967
Paramount Gold and Silver Corp. *(a)	39,182	127,733
Revett Minerals, Inc. *(a)	8,273	37,311
RTI International Metals, Inc. *	10,121	388,343
Stillwater Mining Co. *	34,519	759,763
Thompson Creek Metals Co., Inc. *	51,194	510,916
Universal Stainless & Alloy *	2,370	110,821
US Energy Corp. Wyoming *	8,262	35,279
US Gold Corp. *(a)	35,326	213,016
Vista Gold Corp. *	23,736	67,173
Worthington Industries, Inc.	19,289	445,576

		7,364,897

Multiline Retail 0.3%
99 Cents Only Stores *	15,719	318,152
Bon-Ton Stores, Inc. (The) (a)	4,103	39,881
Fred’s, Inc., Class A	13,197	190,433
Gordmans Stores, Inc. *	1,771	30,798
Saks, Inc. *	38,647	431,687
Tuesday Morning Corp. *	14,388	66,904

		1,077,855

Multi-Utilities 0.4%
Avista Corp.	19,335	496,716
Black Hills Corp.	13,221	397,820
CH Energy Group, Inc.	5,207	277,325
NorthWestern Corp.	12,217	404,505

		1,576,366

Oil, Gas & Consumable Fuels 4.8%
Abraxas Petroleum Corp. *(a)	27,447	105,122
Alon USA Energy, Inc.	3,760	42,375
Amyris, Inc. *(a)	5,921	166,321
Apco Oil and Gas International, Inc.	3,055	265,571
Approach Resources, Inc. *	7,491	169,821
ATP Oil & Gas Corp. *(a)	14,914	228,333
Berry Petroleum Co., Class A	17,277	917,927
Bill Barrett Corp. *	15,827	733,581
BPZ Resources, Inc. *(a)	34,163	112,055
Callon Petroleum Co. *	13,066	91,723
CAMAC Energy, Inc. *(a)	20,975	27,897
Carrizo Oil & Gas, Inc. *	13,041	544,462
Cheniere Energy, Inc. *(a)	23,472	215,004

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc. *	1,974	$118,539
Clean Energy Fuels Corp. *(a)	16,591	218,172
Cloud Peak Energy, Inc. *	20,420	434,946
Comstock Resources, Inc. *	15,976	459,949
Contango Oil & Gas Co. *	4,086	238,786
Crimson Exploration, Inc. *(a)	7,100	25,205
Crosstex Energy, Inc.	13,547	161,209
CVR Energy, Inc. *	29,393	723,656
Delek US Holdings, Inc.	4,734	74,324
DHT Holdings, Inc.	21,581	82,655
Endeavour International Corp. *(a)	12,417	187,124
Energy Partners Ltd. *	9,711	143,820
Energy XXI Bermuda Ltd. *	25,229	838,107
Evolution Petroleum Corp. *	5,277	37,467
Frontline Ltd. (a)	17,329	255,429
FX Energy, Inc. *	17,458	153,281
Gastar Exploration Ltd. *	19,425	66,628
General Maritime Corp.	39,182	52,896
GeoResources, Inc. *	6,706	150,818
Gevo, Inc. *	1,944	30,579
GMX Resources, Inc. *(a)	20,103	89,458
Golar LNG Ltd.	12,265	427,926
Goodrich Petroleum Corp. *(a)	8,677	159,744
Green Plains Renewable Energy, Inc. *(a)	6,895	74,397
Gulfport Energy Corp. *	13,028	386,801
Hallador Energy Co.	1,398	13,407
Harvest Natural Resources, Inc. *(a)	11,356	125,257
Houston American Energy Corp. (a)	5,511	99,914
Hyperdynamics Corp. *(a)	52,019	223,682
Isramco, Inc. *(a)	339	22,401
James River Coal Co. *(a)	11,888	247,508
Knightsbridge Tankers Ltd. (a)	7,378	162,537
Kodiak Oil & Gas Corp. *(a)	59,983	346,102
L&L Energy, Inc. *(a)	7,465	38,295
Magnum Hunter Resources Corp. *(a)	37,269	251,938
McMoRan Exploration Co. *	32,923	608,417
Miller Energy Resources, Inc. *(a)	10,328	66,099
Nordic American Tanker Shipping (a)	15,907	361,725
Northern Oil and Gas, Inc. *(a)	21,146	468,384
Oasis Petroleum, Inc. *	19,946	591,997
Overseas Shipholding Group, Inc.	8,945	240,978
Panhandle Oil and Gas, Inc., Class A (a)	2,340	69,007
Patriot Coal Corp. *	30,583	680,778
Penn Virginia Corp.	15,335	202,575
Petroleum Development Corp. *	7,870	235,392
PetroQuest Energy, Inc. *(a)	18,745	131,590
RAM Energy Resources, Inc. *(a)	—	0
Rentech, Inc. *	74,287	78,744
Resolute Energy Corp. *	15,450	249,672
REX American Resources Corp. *	2,248	37,317
Rex Energy Corp. *	11,662	119,769
Rosetta Resources, Inc. *	17,755	915,093

20	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc. *	8,294	$82,857
SemGroup Corp., Class A *	13,890	356,556
Ship Finance International Ltd. (a)	15,172	273,399
Solazyme, Inc. *(a)	3,646	83,749
Stone Energy Corp. *	16,416	498,882
Swift Energy Co. *	14,225	530,166
Syntroleum Corp. *(a)	24,643	36,225
Targa Resources Corp.	5,515	184,532
Teekay Tankers Ltd., Class A (a)	14,217	133,640
TransAtlantic Petroleum Ltd. *(a)	—	0
Triangle Petroleum Corp. *	14,349	92,695
Uranerz Energy Corp. *(a)	21,520	64,990
Uranium Energy Corp. *(a)	23,788	72,791
Uranium Resources, Inc. *(a)	31,079	51,902
Ur-Energy, Inc. *(a)	34,509	55,214
USEC, Inc. *	38,837	129,716
VAALCO Energy, Inc. *	17,089	102,876
Venoco, Inc. *	9,894	126,050
Voyager Oil & Gas, Inc. *	15,552	46,189
W&T Offshore, Inc.	11,685	305,212
Warren Resources, Inc. *	23,847	90,857
Western Refining, Inc. *(a)	17,638	318,719
Westmoreland Coal Co. *	3,285	58,309
World Fuel Services Corp.	23,712	851,972
Zion Oil & Gas, Inc. *(a)	8,298	49,373

		20,397,557

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	13,368	360,669
Clearwater Paper Corp. *	3,855	263,220
Deltic Timber Corp.	3,628	194,787
KapStone Paper and Packaging Corp. *	13,076	216,669
Louisiana-Pacific Corp. *	44,322	360,781
Neenah Paper, Inc.	5,005	106,506
P.H. Glatfelter Co.	15,462	237,806
Schweitzer-Mauduit International, Inc.	5,895	331,004
Verso Paper Corp. *(a)	5,399	14,469
Wausau Paper Corp.	16,535	111,446

		2,197,357

Personal Products 0.4%
Elizabeth Arden, Inc. *	8,191	237,785
Female Health Co. (The) (a)	6,439	32,195
Inter Parfums, Inc.	5,418	124,776
Medifast, Inc. *(a)	4,618	109,585
Nature’s Sunshine Products, Inc. *	3,729	72,641
Nu Skin Enterprises, Inc., Class A	18,389	690,507
Nutraceutical International Corp. *	3,041	46,770
Prestige Brands Holdings, Inc. *	16,827	216,059
Revlon, Inc., Class A *	3,621	60,833
Schiff Nutrition International, Inc.	4,020	44,984
Synutra International, Inc. *(a)	5,802	56,975

Common Stocks (continued)

	Shares	Market Value

Personal Products (continued)
USANA Health Sciences, Inc. *	2,292	$71,694

		1,764,804

Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc. *(a)	3,860	14,938
Aegerion Pharmaceuticals, Inc. *	2,580	40,635
Akorn, Inc. *	18,734	131,138
Ampio Pharmaceuticals, Inc. *(a)	6,560	51,102
Auxilium Pharmaceuticals, Inc. *	16,054	314,658
AVANIR Pharmaceuticals, Inc., Class A *(a)	41,532	139,548
Cadence Pharmaceuticals, Inc. *(a)	12,731	117,125
Columbia Laboratories, Inc. *	20,496	63,333
Corcept Therapeutics, Inc. *	13,675	54,563
Cornerstone Therapeutics, Inc. *	2,590	23,206
Depomed, Inc. *(a)	17,930	146,667
Durect Corp. *	26,978	54,765
Endocyte, Inc. *	4,793	68,636
Hi-Tech Pharmacal Co., Inc. *(a)	3,472	100,445
Impax Laboratories, Inc. *	21,887	476,918
ISTA Pharmaceuticals, Inc. *	8,634	66,007
Jazz Pharmaceuticals, Inc. *(a)	7,390	246,457
K-V Pharmaceutical Co., Class A *(a)	17,177	46,721
Lannett Co., Inc. *	5,372	26,753
MAP Pharmaceuticals, Inc. *	7,306	116,677
Medicines Co. (The) *	18,050	298,005
Medicis Pharmaceutical Corp., Class A	20,708	790,424
Nektar Therapeutics *	38,278	278,281
Neostem, Inc. *	12,647	18,718
Obagi Medical Products, Inc. *	6,206	58,523
Optimer Pharmaceuticals, Inc. *(a)	15,519	184,521
Pacira Pharmaceuticals, Inc. *	1,672	20,064
Pain Therapeutics, Inc. *(a)	12,303	47,613
Par Pharmaceutical Cos., Inc. *	12,155	400,872
Pernix Therapeutics Holdings, Inc. *	1,215	10,340
Pozen, Inc. *	8,830	37,086
Questcor Pharmaceuticals, Inc. *	17,775	428,377
Sagent Pharmaceuticals, Inc. *	2,229	60,138
Salix Pharmaceuticals Ltd. *	19,577	779,752
Santarus, Inc. *	17,767	59,875
Somaxon Pharmaceuticals, Inc. *(a)	—	0
Sucampo Pharmaceuticals, Inc., Class A *	4,056	16,630
ViroPharma, Inc. *	25,466	471,121
Vivus, Inc. *(a)	27,453	223,467
XenoPort, Inc. *	11,861	84,450

		6,568,549

Professional Services 1.3%
Acacia Research Corp. *	14,319	525,364
Advisory Board Co. (The) *	5,313	307,516
Barrett Business Services, Inc.	2,572	36,831
CBIZ, Inc. *	13,139	96,703

2011 Semiannual Report	21

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
CDI Corp.	4,254	$56,536
Corporate Executive Board Co. (The)	11,595	506,122
CoStar Group, Inc. *	8,482	502,813
CRA International, Inc. *	3,625	98,201
Dolan Co. (The) *	10,113	85,657
Exponent, Inc. *	4,683	203,757
Franklin Covey Co. *(a)	4,370	42,302
FTI Consulting, Inc. *	14,106	535,182
GP Strategies Corp. *	4,910	67,071
Heidrick & Struggles International, Inc.	5,965	135,048
Hill International, Inc. *	8,325	47,952
Hudson Highland Group, Inc. *	10,899	58,310
Huron Consulting Group, Inc. *	7,429	224,430
ICF International, Inc. *	6,573	166,823
Insperity, Inc.	7,689	227,671
Kelly Services, Inc., Class A *	8,910	147,015
Kforce, Inc. *	11,287	147,634
Korn/Ferry International *	15,740	346,123
Mistras Group, Inc. *	4,904	79,445
Navigant Consulting, Inc. *	17,275	181,215
Odyssey Marine Exploration, Inc. *(a)	22,342	69,930
On Assignment, Inc. *	12,335	121,253
Resources Connection, Inc.	15,557	187,306
RPX Corp. *	3,199	89,668
School Specialty, Inc. *	5,401	77,720
SFN Group, Inc. *	16,950	154,075
TrueBlue, Inc. *	14,850	215,028
VSE Corp.	1,356	33,764

		5,774,465

Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	13,579	276,061
Agree Realty Corp.	3,323	74,203
Alexander’s, Inc.	694	275,518
American Assets Trust, Inc.	10,798	242,415
American Campus Communities, Inc.	22,873	812,449
Anworth Mortgage Asset Corp.	42,942	322,494
Apollo Commercial Real Estate Finance, Inc. (a)	5,850	94,302
ARMOUR Residential REIT, Inc. (a)	16,402	120,555
Ashford Hospitality Trust, Inc.	15,638	194,693
Associated Estates Realty Corp.	13,914	226,102
BioMed Realty Trust, Inc.	44,127	849,003
Campus Crest Communities, Inc.	10,246	132,583
CapLease, Inc.	22,714	111,526
Capstead Mortgage Corp.	26,131	350,155
CBL & Associates Properties, Inc.	49,752	902,004
Cedar Shopping Centers, Inc.	18,856	97,108
Chatham Lodging Trust	4,618	74,396
Chesapeake Lodging Trust	10,824	184,657
Cogdell Spencer, Inc.	14,927	89,413
Colonial Properties Trust	28,058	572,383
Colony Financial, Inc.	11,043	199,547

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Coresite Realty Corp.	6,656	$109,158
Cousins Properties, Inc.	30,725	262,391
CreXus Investment Corp.	19,389	215,412
Cypress Sharpridge Investments, Inc. (a)	27,786	355,939
DCT Industrial Trust, Inc.	82,788	432,981
DiamondRock Hospitality Co.	56,248	603,541
DuPont Fabros Technology, Inc.	19,748	497,650
Dynex Capital, Inc. (a)	13,407	129,780
EastGroup Properties, Inc.	9,160	389,392
Education Realty Trust, Inc.	24,249	207,814
Entertainment Properties Trust	15,715	733,890
Equity Lifestyle Properties, Inc.	8,607	537,421
Equity One, Inc.	18,307	341,242
Excel Trust, Inc.	5,577	61,514
Extra Space Storage, Inc.	31,562	673,217
FelCor Lodging Trust, Inc. *	41,738	222,464
First Industrial Realty Trust, Inc. *	26,117	299,040
First Potomac Realty Trust	16,851	257,989
Franklin Street Properties Corp.	23,882	308,317
Getty Realty Corp. (a)	8,717	219,930
Gladstone Commercial Corp. (a)	3,235	56,063
Glimcher Realty Trust	33,543	318,658
Government Properties Income Trust	10,368	280,143
Hatteras Financial Corp.	25,218	711,904
Healthcare Realty Trust, Inc.	24,592	507,333
Hersha Hospitality Trust	47,273	263,311
Highwoods Properties, Inc.	20,683	685,228
Home Properties, Inc.	13,165	801,485
Hudson Pacific Properties, Inc.	7,400	114,922
Inland Real Estate Corp.	26,036	229,898
Invesco Mortgage Capital, Inc.	24,389	515,340
Investors Real Estate Trust (a)	27,175	235,336
iStar Financial, Inc. *	30,935	250,883
Kilroy Realty Corp.	19,697	777,835
Kite Realty Group Trust	18,605	92,653
LaSalle Hotel Properties	28,600	753,324
Lexington Realty Trust	40,235	367,346
LTC Properties, Inc.	10,278	285,934
Medical Properties Trust, Inc.	37,661	433,101
MFA Financial, Inc.	120,020	964,961
Mid-America Apartment Communities, Inc.	12,292	829,341
Mission West Properties, Inc.	5,754	50,520
Monmouth Real Estate Investment Corp., Class A	11,767	99,431
MPG Office Trust, Inc. *(a)	16,442	47,024
National Health Investors, Inc.	8,271	367,481
National Retail Properties, Inc.	28,723	704,001
Newcastle Investment Corp.	26,509	153,222
NorthStar Realty Finance Corp.	32,031	129,085
Omega Healthcare Investors, Inc.	34,232	719,214
One Liberty Properties, Inc.	3,713	57,329
Parkway Properties, Inc.	7,336	125,152

22	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	17,144	$346,137
Pennsylvania Real Estate Investment Trust	18,659	292,946
Pennymac Mortgage Investment Trust	9,374	155,327
Post Properties, Inc.	16,759	683,097
Potlatch Corp.	13,562	478,332
PS Business Parks, Inc.	6,333	348,948
RAIT Financial Trust *(a)	38,117	80,046
Ramco-Gershenson Properties Trust	12,957	160,408
Redwood Trust, Inc.	26,473	400,272
Resource Capital Corp.	23,829	150,599
Retail Opportunity Investments Corp.	14,077	151,469
RLJ Lodging Trust	9,265	160,933
Sabra Health Care REIT, Inc.	8,378	139,996
Saul Centers, Inc.	2,491	98,071
Sovran Self Storage, Inc.	9,364	383,924
STAG Industrial, Inc.	5,232	64,092
Starwood Property Trust, Inc.	31,388	643,768
Strategic Hotels & Resorts, Inc. *	58,570	414,676
Sun Communities, Inc.	7,136	266,244
Sunstone Hotel Investors, Inc. *	39,659	367,639
Tanger Factory Outlet Centers	27,399	733,471
Terreno Realty Corp.	2,989	50,843
Two Harbors Investment Corp.	30,013	322,640
UMH Properties, Inc.	3,935	42,104
Universal Health Realty Income Trust	3,400	135,932
Urstadt Biddle Properties, Inc., Class A	7,717	139,755
U-Store-It Trust	33,399	351,357
Walter Investment Management Corp.	8,611	191,078
Washington Real Estate Investment Trust	22,273	724,318
Whitestone REIT, Class B (a)	2,482	31,571
Winthrop Realty Trust	9,644	115,149

		33,613,249

Real Estate Management & Development 0.1%
Avatar Holdings, Inc. *	2,973	45,219
Consolidated-Tomoka Land Co.	1,421	40,641
Forestar Group, Inc. *	11,865	194,942
Kennedy-Wilson Holdings, Inc. (a)	7,925	97,081
Tejon Ranch Co. *	4,772	162,725

		540,608

Road & Rail 1.2%
Amerco, Inc. *	2,906	279,412
Arkansas Best Corp.	8,531	202,441
Avis Budget Group, Inc. *	35,170	601,055
Celadon Group, Inc. *	6,713	93,714
Covenant Transportation Group, Inc., Class A *	2,642	20,476
Dollar Thrifty Automotive Group, Inc. *	9,691	714,614
Genesee & Wyoming, Inc., Class A *	13,310	780,498
Heartland Express, Inc.	17,033	282,066
Knight Transportation, Inc.	20,566	349,416
Marten Transport Ltd.	5,217	112,687

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Old Dominion Freight Line, Inc. *	15,914	$593,592
Patriot Transportation Holding, Inc. *	2,050	45,859
Quality Distribution, Inc. *	4,967	64,670
RailAmerica, Inc. *	7,195	107,925
Roadrunner Transportation Systems, Inc. *	3,045	45,919
Saia, Inc. *	5,311	90,021
Swift Transportation Co. *(a)	26,543	359,658
Universal Truckload Services, Inc. *	1,784	30,560
Werner Enterprises, Inc.	14,752	369,538
Zipcar, Inc. *(a)	3,429	69,986

		5,214,107

Semiconductors & Semiconductor Equipment 4.1%
Advanced Analogic Technologies, Inc. *	14,369	87,004
Advanced Energy Industries, Inc. *	14,584	215,697
Alpha & Omega Semiconductor Ltd. *	4,901	64,938
Amkor Technology, Inc. *	35,433	218,622
Amtech Systems, Inc. *	3,179	65,615
Anadigics, Inc. *	22,558	72,411
Applied Micro Circuits Corp. *	21,244	188,222
ATMI, Inc. *	10,606	216,681
Axcelis Technologies, Inc. *	35,440	58,122
AXT, Inc. *	10,652	90,329
Brooks Automation, Inc. *	22,138	240,419
Cabot Microelectronics Corp. *(a)	7,890	366,648
Cavium, Inc. *	16,224	707,204
Ceva, Inc. *	7,705	234,694
Cirrus Logic, Inc. *	22,200	352,980
Cohu, Inc.	8,042	105,431
Cymer, Inc. *	10,234	506,685
Diodes, Inc. *	11,840	309,024
DSP Group, Inc. *	7,796	67,825
Energy Conversion Devices, Inc. *(a)	—	0
Entegris, Inc. *	45,003	455,430
Entropic Communications, Inc. *(a)	28,670	254,876
Exar Corp. *	12,229	77,410
FEI Co. *	12,972	495,401
FormFactor, Inc. *	16,990	153,929
FSI International, Inc. *(a)	12,883	35,299
GSI Technology, Inc. *	6,696	48,211
GT Solar International, Inc. *	42,165	683,073
Hittite Microwave Corp. *	10,513	650,860
Inphi Corp. *	6,865	119,451
Integrated Device Technology, Inc. *	49,685	390,524
Integrated Silicon Solution, Inc. *	8,910	86,160
IXYS Corp. *	8,066	120,829
Kopin Corp. *	21,564	101,566
Kulicke & Soffa Industries, Inc. *	24,099	268,463
Lattice Semiconductor Corp. *	39,450	257,214
LTX-Credence Corp. *	16,564	148,082
MaxLinear, Inc., Class A *	5,356	46,383
Micrel, Inc.	16,935	179,172

2011 Semiannual Report	23

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. *	28,969	$593,865
Mindspeed Technologies, Inc. *	11,191	89,528
MIPS Technologies, Inc. *	17,614	121,713
MKS Instruments, Inc.	17,522	462,931
Monolithic Power Systems, Inc. *	10,045	154,894
MoSys, Inc. *	10,823	62,232
Nanometrics, Inc. *	6,723	127,670
Netlogic Microsystems, Inc. *	22,890	925,214
NVE Corp. *	1,592	93,052
OmniVision Technologies, Inc. *	19,431	676,393
PDF Solutions, Inc. *	7,765	46,279
Pericom Semiconductor Corp. *	8,337	74,533
Photronics, Inc. *	18,145	153,688
PLX Technology, Inc. *	14,844	51,509
Power Integrations, Inc.	9,675	371,810
Rambus, Inc. *	32,933	483,456
RF Micro Devices, Inc. *	92,528	566,271
Rubicon Technology, Inc. *(a)	5,867	98,918
Rudolph Technologies, Inc. *	10,577	113,280
Semtech Corp. *	21,876	598,090
Sigma Designs, Inc. *	10,640	81,290
Silicon Image, Inc. *	26,580	171,707
Spansion, Inc., Class A *	16,859	324,873
Standard Microsystems Corp. *	7,709	208,066
Supertex, Inc. *	3,719	83,306
Tessera Technologies, Inc. *	17,139	293,762
TriQuint Semiconductor, Inc. *	55,023	560,684
Ultra Clean Holdings, Inc. *	7,564	68,681
Ultratech, Inc. *	8,417	255,708
Veeco Instruments, Inc. *(a)	13,654	660,990
Volterra Semiconductor Corp. *	8,228	202,903
Zoran Corp. *	16,762	140,801

		17,658,981

Software 4.5%
Accelrys, Inc. *	18,516	131,649
ACI Worldwide, Inc. *	11,202	378,292
Actuate Corp. *	11,974	70,048
Advent Software, Inc. *	11,010	310,152
American Software, Inc., Class A	7,557	62,799
Aspen Technology, Inc. *	28,352	487,087
Blackbaud, Inc.	14,934	413,970
Blackboard, Inc. *(a)	10,037	435,505
Bottomline Technologies, Inc. *	11,388	281,397
BroadSoft, Inc. *	7,544	287,653
Callidus Software, Inc. *(a)	9,975	58,354
CommVault Systems, Inc. *	14,756	655,904
Concur Technologies, Inc. *	14,966	749,348
Convio, Inc. *	4,008	43,326
Deltek, Inc. *	7,387	55,329
DemandTec, Inc. *	10,774	98,043
Digimarc Corp. *	2,074	72,652
Ebix, Inc. *(a)	10,172	193,777

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Ellie Mae, Inc. *	2,748	$15,773
EPIQ Systems, Inc.	10,502	149,338
ePlus, Inc. *	1,268	33,526
Fair Isaac Corp.	13,361	403,502
FalconStor Software, Inc. *	10,263	45,978
Glu Mobile, Inc. *(a)	13,988	73,717
Guidance Software, Inc. *	4,569	37,237
Interactive Intelligence, Inc. *	4,761	166,873
JDA Software Group, Inc. *	14,182	438,082
Kenexa Corp. *	8,835	211,863
Lawson Software, Inc. *	55,097	618,188
Magma Design Automation, Inc. *	22,322	178,353
Manhattan Associates, Inc. *	7,286	250,930
Mentor Graphics Corp. *	32,267	413,340
MicroStrategy, Inc., Class A *	2,679	435,820
Monotype Imaging Holdings, Inc. *	11,962	169,023
Motricity, Inc. *(a)	12,394	95,806
Netscout Systems, Inc. *	12,500	261,125
NetSuite, Inc. *	9,118	357,426
Opnet Technologies, Inc.	4,816	197,167
Parametric Technology Corp. *	39,935	915,710
Pegasystems, Inc. (a)	5,575	259,516
Progress Software Corp. *	22,482	542,491
PROS Holdings, Inc. *	7,179	125,561
QAD, Inc., Class A *	2,131	21,779
QLIK Technologies, Inc. *	23,582	803,203
Quest Software, Inc. *	20,518	466,374
Radiant Systems, Inc. *	13,466	281,439
RealD Inc. *(a)	13,010	304,304
RealPage, Inc. *	10,155	268,803
Renaissance Learning, Inc.	4,430	55,552
Rosetta Stone, Inc. *(a)	3,691	59,573
S1 Corp. *	17,872	133,683
Smith Micro Software, Inc. *	12,020	50,604
SolarWinds, Inc. *	19,100	499,274
Sourcefire, Inc. *	9,517	282,845
SRS Labs, Inc. *	3,983	38,197
SS&C Technologies Holdings, Inc. *	8,472	168,339
SuccessFactors, Inc. *	26,476	778,394
Synchronoss Technologies, Inc. *	8,852	280,874
Take-Two Interactive Software, Inc. *	24,634	376,408
Taleo Corp., Class A *	13,754	509,311
TeleCommunication Systems, Inc., Class A *	15,450	74,623
TeleNav, Inc. *	5,480	97,160
THQ, Inc. *	22,803	82,547
TiVo, Inc. *	39,963	411,219
Tyler Technologies, Inc. *	10,732	287,403
Ultimate Software Group, Inc. *	8,658	471,255
VASCO Data Security International, Inc. *	9,031	112,436
Verint Systems, Inc. *	7,098	262,910
VirnetX Holding Corp. *(a)	13,621	394,192
Wave Systems Corp., Class A *(a)	27,618	77,883

24	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Websense, Inc. *(a)	13,394	$347,842

		19,180,056

Specialty Retail 3.1%
Aeropostale, Inc. *	27,060	473,550
America’s Car-Mart, Inc. *	3,066	101,178
Ann, Inc. *	17,439	455,158
Asbury Automotive Group, Inc. *	9,765	180,945
Ascena Retail Group, Inc. *	21,054	716,889
Barnes & Noble, Inc. (a)	9,755	161,738
Bebe Stores, Inc.	12,915	78,911
Big 5 Sporting Goods Corp.	7,370	57,928
Body Central Corp. *	3,930	92,473
Brown Shoe Co., Inc.	14,870	158,365
Buckle, Inc. (The) (a)	9,033	385,709
Build-A-Bear Workshop, Inc. *(a)	5,698	37,094
Cabela’s, Inc. *	14,509	393,919
Casual Male Retail Group, Inc. *	13,985	58,038
Cato Corp. (The), Class A	9,266	266,861
Charming Shoppes, Inc. *	38,875	161,720
Childrens Place Retail Stores, Inc. (The) *	8,749	389,243
Christopher & Banks Corp.	11,975	68,856
Citi Trends, Inc. *	5,016	75,641
Coldwater Creek, Inc. *	21,129	29,581
Collective Brands, Inc. *	20,626	302,996
Conn’s, Inc. *	4,831	41,788
Cost Plus, Inc. *	6,323	63,230
Destination Maternity Corp.	3,560	71,129
Express, Inc.	18,501	403,322
Finish Line, Inc. (The), Class A	17,363	371,568
Genesco, Inc. *	7,935	413,414
GNC Holdings, Inc., Class A *	7,672	167,326
Group 1 Automotive, Inc. (a)	8,048	331,417
Haverty Furniture Cos., Inc.	6,281	72,294
hhgregg, Inc. *(a)	6,071	81,351
Hibbett Sports, Inc. *	9,191	374,166
HOT Topic, Inc.	14,954	111,258
Jos. A. Bank Clothiers, Inc. *	9,257	462,943
Kirkland’s, Inc. *	5,613	67,468
Lithia Motors, Inc., Class A	7,380	144,869
Lumber Liquidators Holdings, Inc. *(a)	7,751	196,875
MarineMax, Inc. *	7,768	68,048
Men’s Wearhouse, Inc. (The)	17,254	581,460
Monro Muffler Brake, Inc.	10,225	381,290
New York & Co., Inc. *	9,062	44,857
Office Depot, Inc. *	93,072	392,764
OfficeMax, Inc. *	28,819	226,229
Pacific Sunwear of California, Inc. *(a)	15,872	41,426
Penske Automotive Group, Inc.	14,963	340,259
PEP Boys-Manny Moe & Jack	17,653	192,947
Pier 1 Imports, Inc. *	35,653	412,505
Rent-A-Center, Inc.	21,336	652,028
Rue21, Inc. *	5,016	163,020

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Select Comfort Corp. *	18,620	$334,788
Shoe Carnival, Inc. *(a)	3,052	92,018
Sonic Automotive, Inc., Class A	13,473	197,379
Stage Stores, Inc.	12,092	203,146
Stein Mart, Inc.	9,158	88,283
Syms Corp. *	2,096	22,595
Systemax, Inc. *	3,615	54,008
Talbots, Inc. *(a)	23,447	78,313
Vitamin Shoppe, Inc. *	8,316	380,540
West Marine, Inc. *	4,914	50,958
Wet Seal, Inc. (The), Class A *	33,927	151,654
Winmark Corp.	745	32,281
Zale Corp. *	10,729	60,082
Zumiez, Inc. *	7,108	177,487

		13,441,576

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc. *	16,486	507,109
Cherokee, Inc.	2,848	48,872
Columbia Sportswear Co.	4,086	259,052
CROCS, Inc. *	28,641	737,506
Delta Apparel, Inc. *	2,323	39,491
G-III Apparel Group Ltd. *	5,519	190,295
Iconix Brand Group, Inc. *	24,441	591,472
Jones Group, Inc. (The)	29,330	318,230
Kenneth Cole Productions, Inc., Class A *	2,543	31,762
K-Swiss, Inc., Class A *	8,765	93,172
Liz Claiborne, Inc. *(a)	31,686	169,520
Maidenform Brands, Inc. *	7,830	216,578
Movado Group, Inc.	5,796	99,170
Oxford Industries, Inc.	4,296	145,033
Perry Ellis International, Inc. *	4,329	109,307
Quiksilver, Inc. *	43,449	204,210
RG Barry Corp.	2,924	32,983
Skechers U.S.A., Inc., Class A *	12,565	181,941
Steven Madden Ltd. *	12,672	475,327
Timberland Co. (The), Class A *	13,325	572,575
True Religion Apparel, Inc. *	8,633	251,048
Unifi, Inc. *	4,621	63,770
Vera Bradley, Inc. *	6,638	253,572
Warnaco Group, Inc. (The) *	14,748	770,583
Wolverine World Wide, Inc.	16,651	695,179

		7,057,757

Thrifts & Mortgage Finance 1.2%
Abington Bancorp, Inc.	6,932	72,301
Astoria Financial Corp.	29,584	378,379
Bank Mutual Corp.	16,022	58,801
BankFinancial Corp.	7,236	61,289
Beneficial Mutual Bancorp, Inc. *	11,529	94,711
Berkshire Hills Bancorp, Inc.	5,774	129,280
BofI Holding, Inc. *	3,012	43,403
Brookline Bancorp, Inc.	10,492	97,261
Charter Financial Corp. (a)	2,402	23,780

2011 Semiannual Report	25

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Clifton Savings Bancorp, Inc.	3,003	$33,153
Dime Community Bancshares	10,628	154,531
Doral Financial Corp. *	42,955	84,192
ESB Financial Corp.	4,226	54,600
ESSA Bancorp, Inc.	3,982	49,456
Federal Agricultural Mortgage Corp., Class C (a)	3,284	72,642
First Defiance Financial Corp. *	3,281	48,198
First Financial Holdings, Inc.	5,621	50,420
First PacTrust Bancorp, Inc. (a)	2,942	43,718
Flagstar Bancorp, Inc. *	66,583	79,234
Flushing Financial Corp.	10,751	139,763
Fox Chase Bancorp, Inc.	4,988	67,587
Franklin Financial Corp. *	4,764	57,454
Home Federal Bancorp, Inc.	5,707	62,720
Kearny Financial Corp.	4,941	45,012
Meridian Interstate Bancorp, Inc. *	3,017	41,303
MGIC Investment Corp. *	62,993	374,808
Northwest Bancshares, Inc.	36,047	453,471
OceanFirst Financial Corp.	5,120	66,304
Ocwen Financial Corp. *	25,085	320,085
Oritani Financial Corp.	19,060	243,777
PMI Group, Inc. (The) *	51,237	54,824
Provident Financial Services, Inc. (a)	20,587	294,806
Provident New York Bancorp	13,042	109,031
Radian Group, Inc.	44,672	188,963
Rockville Financial, Inc.	10,020	99,198
Roma Financial Corp.	3,090	32,445
Territorial Bancorp, Inc.	4,183	86,672
Trustco Bank Corp.	26,890	131,761
United Financial Bancorp, Inc.	5,577	86,053
ViewPoint Financial Group	11,883	163,985
Walker & Dunlop, Inc. *	3,622	48,173
Westfield Financial, Inc.	9,666	78,488
WSFS Financial Corp.	2,214	87,785

		4,963,817

Tobacco 0.2%
Alliance One International, Inc. *	28,875	93,266
Star Scientific, Inc. *(a)	35,779	161,005
Universal Corp.	7,780	293,073
Vector Group Ltd. (a)	15,423	274,375

		821,719

Trading Companies & Distributors 1.0%
Aceto Corp.	8,893	59,672
Aircastle Ltd.	19,435	247,213
Applied Industrial Technologies, Inc.	14,234	506,873
Beacon Roofing Supply, Inc. *	15,418	351,839
CAI International, Inc. *	4,029	83,239
DXP Enterprises, Inc. *	2,891	73,287
Essex Rental Corp. *(a)	5,613	36,990

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. *	9,566	$133,828
Houston Wire & Cable Co.	5,932	92,243
Interline Brands, Inc. *	11,186	205,487
Kaman Corp.	8,807	312,384
Lawson Products, Inc.	1,136	22,345
RSC Holdings, Inc. *	22,693	271,408
Rush Enterprises, Inc., Class A *	10,839	206,266
SeaCube Container Leasing Ltd.	3,691	63,411
TAL International Group, Inc.	6,702	231,420
Textainer Group Holdings Ltd.	3,825	117,581
Titan Machinery, Inc. *	5,162	148,562
United Rentals, Inc. *	20,932	531,673
Watsco, Inc.	9,448	642,370

		4,338,091

Water Utilities 0.2%
American States Water Co.	6,378	221,061
Artesian Resources Corp., Class A	2,419	43,590
Cadiz, Inc. *	4,077	44,276
California Water Service Group	14,355	268,582
Connecticut Water Service, Inc.	2,981	76,254
Consolidated Water Co. Ltd.	4,999	46,441
Middlesex Water Co.	5,420	100,704
Pennichuck Corp.	1,620	46,575
SJW Corp.	4,866	117,952
York Water Co. (The)	4,422	73,184

		1,038,619

Wireless Telecommunication Services 0.2%
ICO Global Communications Holdings Ltd. *	50,637	140,265
Leap Wireless International, Inc. *	20,510	332,877
NTELOS Holdings Corp.	10,150	207,263
Shenandoah Telecommunications Co.	7,986	135,922
USA Mobility, Inc.	7,531	114,923

		931,250

Total Common Stocks (cost $379,208,141)		420,012,923

Warrant 0.0%

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring
9/16/2011*(c)	100	$0

Total Warrant (cost $—)		0

26	Semiannual Report 2011

Mutual Fund 1.7%

	Shares	Market Value

Money Market Fund 1.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.08% (d)	7,353,715	$7,353,715

Total Mutual Fund (cost $7,353,715)		7,353,715

Repurchase Agreement 6.9%

	Principal Amount	Market Value

Goldman Sachs & Co., Goldman Sachs & Co., 0.03%, dated 06/30/2011, due 07/01/2011, repurchase price $29,617,060, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 08/20/2011 - 06/15/2041; total market value $30,209,376. (e)	$29,617,035	$29,617,035

Total Repurchase Agreement (cost $29,617,035)		29,617,035

Total Investments (cost $416,178,891) (f) — 106.7%		456,983,673
Liabilities in excess of other assets — (6.7%)		(28,787,621)

NET ASSETS — 100.0%		$428,196,052

*	Denotes a non-income producing security.

Repurchase Agreement

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $28,370,281.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of June 30, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $29,617,035.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
105	Russell 2000 Mini Future	09/16/11	$8,666,700	$368,038

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	27

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $386,561,856)	$427,366,638
Repurchase agreement, at value and cost	29,617,035

Total Investments	456,983,673

Cash	422,587
Deposits with broker for futures contracts	66,000
Dividends receivable	464,846
Security lending income receivable	33,115
Receivable for investments sold	151,014
Receivable for capital shares issued	254,868
Receivable for variation margin on futures contracts	62,208
Prepaid expenses	3,889

Total Assets	458,442,200

Liabilities:
Payable for capital shares redeemed	529,892
Payable upon return of securities loaned (Note 2)	29,617,035
Accrued expenses and other payables:
Investment advisory fees	55,715
Fund administration fees	12,699
Accounting and transfer agent fees	3,957
Custodian fees	1,317
Compliance program costs (Note 3)	241
Professional fees	13,661
Printing fees	8,230
Other	3,401

Total Liabilities	30,246,148

Net Assets	$428,196,052

Represented by:
Capital	$412,778,931
Accumulated undistributed net investment income	831,515
Accumulated net realized losses from investment and futures transactions	(26,587,214)
Net unrealized appreciation/(depreciation) from investments	40,804,782
Net unrealized appreciation/(depreciation) from futures (Note 2)	368,038

Net Assets	$428,196,052

Net Assets:
Class Y Shares	$428,196,052

Total	$428,196,052

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	42,855,039

Total	42,855,039

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.99
*	Includes value of securities on loan of $28,370,281 (Note 2)

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$2,168,365
Income from securities lending (Note 2)	184,661
Other income	395
Foreign tax withholding	(322)

Total Income	2,353,099

EXPENSES:
Investment advisory fees	366,256
Fund administration fees	78,925
Professional fees	16,367
Printing fees	4,750
Trustee fees	6,457
Custodian fees	6,436
Accounting and transfer agent fees	4,739
Compliance program costs (Note 3)	741
Other	5,039

Total expenses before earnings credit and fees waived	489,710

Earnings credit (Note 4)	(161)
Investment advisory fees waived (Note 3)	(22,810)

Net Expenses	466,739

NET INVESTMENT INCOME	1,886,360

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,484,637
Net realized gains from futures transactions (Note 2)	146,841

Net realized gains from investment and futures transactions	13,631,478

Net change in unrealized appreciation/(depreciation) from investments	7,310,774
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	223,856

Net change in unrealized appreciation/(depreciation) from investments and futures	7,534,630

Net realized/unrealized gains from investments and futures transactions	21,166,108

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,052,468

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	29

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,886,360	$3,807,060
Net realized gains/(losses) from investment and futures transactions	13,631,478	(177,168)
Net change in unrealized appreciation from investments and futures	7,534,630	71,930,511

Change in net assets resulting from operations	23,052,468	75,560,403

Distributions to Shareholders From:
Net investment income:
Class Y	(1,415,820)	(4,017,979)

Change in net assets from shareholder distributions	(1,415,820)	(4,017,979)

Change in net assets from capital transactions	51,020,270	(5,892,221)

Change in net assets	72,656,918	65,650,203

Net Assets:
Beginning of period	355,539,134	289,888,931

End of period	$428,196,052	$355,539,134

Accumulated undistributed net investment income at end of period	$831,515	$360,975

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$89,800,409	$28,033,751
Dividends reinvested	1,415,820	4,017,979
Cost of shares redeemed	(40,195,959)	(37,943,951)

Total Class Y	51,020,270	(5,892,221)

Change in net assets from capital transactions	$51,020,270	$(5,892,221)

SHARE TRANSACTIONS:
Class Y Shares
Issued	9,083,102	3,434,156
Reinvested	146,514	477,690
Redeemed	(4,079,588)	(4,671,419)

Total Class Y Shares	5,150,028	(759,573)

Total change in shares	5,150,028	(759,573)

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(f)
Six Months Ended June 30, 2011 (Unaudited)(d)	$9.43	0.05	0.55	0.60	(0.04)	–	–	(0.04)	$9.99	6.35%	$428,196,052	0.25%	1.03%	0.27%	14.04%
Year Ended December 31, 2010(d)	$7.54	0.10	1.90	2.00	(0.11)	–	–	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009(d)	$6.00	0.08	1.53	1.61	(0.07)	–	–	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01%)	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007(e)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	–	(0.11)	$9.30	(5.97%)	$343,269,405	0.27%	1.55%	0.28%	21.78%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.
(f)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	31

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

32	Semiannual Report 2011

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$420,012,923	$—	$—	$420,012,923
Futures Contracts	368,038	—	—	368,038
Mutual Fund	7,353,715	—	—	7,353,715
Repurchase Agreement	—	29,617,035	—	29,617,035
Warrant	—	—	—	—
Total	$427,734,676	$29,617,035	$—	$457,351,711
*	See Statement of Investments for identification of Fund investments by type and industry classifications.

Amounts designated as “—“, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$25,040	$25,040
Realized Loss	(26,170)	(26,170)
Change in Unrealized Appreciation/(Depreciation)	16,535	16,535
Purchases	—	—
Sales	(15,405)	(15,405)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 6/30/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) for investments still held	$—	$—

2011 Semiannual Report	33

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Amounts designated as “—“ are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Receivable for variation margin on futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments as of June 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$368,038
Total		$368,038
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011

Realized Gain/(Loss)	Total
Futures — Equity contracts	$146,841
Total	$146,841

34	Semiannual Report 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the six months ended June 30, 2011

Unrealized Appreciation/(Depreciation)	Total
Futures — Equity contracts	$223,856
Total	$223,856

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the six months ended June 30, 2011.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

2011 Semiannual Report	35

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$28,370,281	$29,617,035

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light

36	Semiannual Report 2011

of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $3 billion	0.19%
$3 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $83,033 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until at least April 30, 2012. Pursuant to the Expense Limitation Agreement, the expense ratio for Class Y shares of the Fund did not exceed 4.00% through March 1, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

2011 Semiannual Report	37

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2008 Amount	Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$21,347	$—	$—	$—	$21,347

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $22,810 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $741.

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

38	Semiannual Report 2011

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment	Transactions

For the six months ended June 30, 2011, the Fund had purchases of $103,268,062 and sales of $52,162,820 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments.

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk.

The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Semiannual Report	39

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8. Federal	Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$426,806,413	$69,235,682	$(39,058,422)	$30,177,260

10. Subsequent	Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

40	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	41

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

42	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	43

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

44	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	45

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

46	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	47

Oppenheimer NVIT Large Cap Growth Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LCG (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is

2	Semiannual Report 2011

Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD),

Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Oppenheimer NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Oppenheimer NVIT Large Cap Growth Fund		Beginning Account Value($) 01/01/11	Ending Account Value($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual	1,000.00	1,054.30	3.31	0.65
	Hypothetical[b]	1,000.00	1,021.57	3.26	0.65
Class II Shares	Actual	1,000.00	1,052.40	4.58	0.90
	Hypothetical[b]	1,000.00	1,020.33	4.51	0.90

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	Oppenheimer NVIT Large Cap Growth Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	99.1%
Mutual Fund	0.5%
Other assets in excess of liabilities	0.4%

100.0%

Top Industries †
Machinery	7.8%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.1%
Software	6.0%
Communications Equipment	5.6%
Computers & Peripherals	4.8%
Energy Equipment & Services	4.8%
Internet Software & Services	4.1%
Textiles, Apparel & Luxury Goods	3.8%
Specialty Retail	3.4%
Other Industries	46.7%

100.0%

Top Holdings †
Apple, Inc.	4.8%
QUALCOMM, Inc.	4.0%
Oracle Corp.	3.0%
Google, Inc., Class A	2.8%
Occidental Petroleum Corp.	2.4%
ConocoPhillips	1.9%
Allergan, Inc.	1.9%
Caterpillar, Inc.	1.8%
Schlumberger Ltd.	1.8%
Thermo Fisher Scientific, Inc.	1.8%
Other Holdings	73.8%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 2.7%
Goodrich Corp.	256,385	$24,484,767
United Technologies Corp.	194,890	17,249,714

		41,734,481

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	265,660	19,374,584

Auto Components 1.1%
Johnson Controls, Inc.	422,030	17,581,770

Beverages 3.2%
Brown-Forman Corp., Class B	129,790	9,694,015
Coca-Cola Co. (The)	370,080	24,902,683
SABMiller PLC	438,700	16,012,770

		50,609,468

Biotechnology 0.8%
Celgene Corp.*	209,680	12,647,898

Capital Markets 0.4%
Charles Schwab Corp. (The)	417,200	6,862,940

Chemicals 3.3%
Albemarle Corp.	126,790	8,773,868
Ecolab, Inc.	304,840	17,186,879
Praxair, Inc.	239,370	25,945,314

		51,906,061

Commercial Banks 1.0%
Standard Chartered PLC	303,351	7,968,321
Wells Fargo & Co.	259,590	7,284,096

		15,252,417

Communications Equipment 5.6%
Juniper Networks, Inc.*	787,960	24,820,740
QUALCOMM, Inc.	1,109,065	62,983,801

		87,804,541

Computers & Peripherals 4.8%
Apple, Inc.*	224,925	75,500,575

Consumer Finance 1.0%
American Express Co.	304,350	15,734,895

Diversified Financial Services 1.0%
IntercontinentalExchange, Inc.*	36,705	4,577,480
JPMorgan Chase & Co.	283,800	11,618,772

		16,196,252

Electrical Equipment 2.8%
ABB Ltd. REG*	762,904	19,822,006
Emerson Electric Co.	433,640	24,392,250

		44,214,256

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	1,145,960	$20,799,174

Energy Equipment & Services 4.8%
Baker Hughes, Inc.	53,850	3,907,356
Halliburton Co.	515,235	26,276,985
National Oilwell Varco, Inc.	212,630	16,629,792
Schlumberger Ltd.	326,165	28,180,656

		74,994,789

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	302,930	24,610,033

Food Products 2.5%
Nestle SA REG	375,881	23,390,526
Unilever NV CVA	468,828	15,387,243

		38,777,769

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	344,835	20,583,201
Stryker Corp.	304,985	17,899,570

		38,482,771

Health Care Providers & Services 1.5%
Express Scripts, Inc.*	306,155	16,526,247
Medco Health Solutions, Inc.*	126,665	7,159,106

		23,685,353

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	315,675	26,617,716

Household Products 1.3%
Colgate-Palmolive Co.	233,900	20,445,199

Information Technology Services 3.2%
Cognizant Technology Solutions Corp., Class A*	285,560	20,942,970
International Business Machines Corp.	92,910	15,938,711
Visa, Inc., Class A	157,375	13,260,417

		50,142,098

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	110,760	22,649,312

Internet Software & Services 4.1%
eBay, Inc.*	655,150	21,141,690
Google, Inc., Class A*	85,055	43,070,151

		64,211,841

Life Sciences Tools & Services 3.1%
Illumina, Inc.*	125,130	9,403,519
Mettler-Toledo International, Inc.*	67,780	11,432,453
Thermo Fisher Scientific, Inc.*	429,295	27,642,305

		48,478,277

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Machinery 7.7%
Caterpillar, Inc.	268,300	$28,563,218
Danaher Corp.	459,840	24,366,922
Deere & Co.	188,870	15,572,331
Joy Global, Inc.	269,020	25,621,465
Parker Hannifin Corp.	297,970	26,739,828

		120,863,764

Media 1.5%
Walt Disney Co. (The)	581,465	22,700,394

Metals & Mining 1.5%
Barrick Gold Corp.	126,030	5,707,899
Freeport-McMoRan Copper & Gold, Inc.	339,250	17,946,325

		23,654,224

Oil, Gas & Consumable Fuels 6.9%
Chevron Corp.	237,340	24,408,046
ConocoPhillips	405,120	30,460,973
EOG Resources, Inc.	150,570	15,742,093
Occidental Petroleum Corp.	361,855	37,647,394

		108,258,506

Pharmaceuticals 6.1%
Allergan, Inc.	357,375	29,751,469
Bristol-Myers Squibb Co.	690,570	19,998,907
Novo Nordisk AS, Class B	210,790	26,407,631
Roche Holding AG	115,407	19,321,528

		95,479,535

Road & Rail 1.7%
Union Pacific Corp.	256,690	26,798,436

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A*	678,440	22,822,722

Software 6.0%
Intuit, Inc.*	449,540	23,313,144
Oracle Corp.	1,426,615	46,949,900
VMware, Inc., Class A*	235,450	23,599,154

		93,862,198

Specialty Retail 3.4%
Bed Bath & Beyond, Inc.*	106,895	6,239,461
O’Reilly Automotive, Inc.*	248,630	16,287,751
Tiffany & Co.	154,930	12,165,104
TJX Cos., Inc.	347,250	18,241,043

		52,933,359

Textiles, Apparel & Luxury Goods 3.8%
Coach, Inc.	367,100	23,468,703
NIKE, Inc., Class B	220,965	19,882,431
Polo Ralph Lauren Corp.	121,265	16,080,951

		59,432,085

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 1.1%
NII Holdings, Inc. *	406,380	$17,222,384

Total Common Stocks (cost $1,460,203,994)		1,553,342,077

Mutual Fund 0.5%
Money Market Fund 0.5%
Invesco Liquid Assets Portfolio—Institutional Class, 0.08% (a)	7,083,531	7,083,531

Total Mutual Fund (cost $7,083,531)		7,083,531

Total Investments (cost $1,467,287,525) (b)—99.6%		1,560,425,608

Other assets in excess of liabilities—0.4%		6,521,546

NET ASSETS—100.0%		$1,566,947,154

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund
Assets:
Investments, at value (cost $1,467,287,525)	$1,560,425,608
Dividends receivable	1,524,715
Receivable for investments sold	29,686,139
Receivable for capital shares issued	28,407
Reclaims receivable	404,388
Prepaid expenses	96,538

Total Assets	1,592,165,795

Liabilities:
Payable for investments purchased	22,985,361
Payable for capital shares redeemed	1,445,651
Accrued expenses and other payables:
Investment advisory fees	487,805
Fund administration fees	27,611
Distribution fees	67,408
Administrative servicing fees	172,909
Accounting and transfer agent fees	9,805
Custodian fees	7,727
Compliance program costs (Note 3)	335
Professional fees	14,029

Total Liabilities	25,218,641

Net Assets	$1,566,947,154

Represented by:
Capital	$1,476,920,959
Accumulated undistributed net investment income	1,486,856
Accumulated net realized losses from investment and foreign currency	(4,630,046)
Net unrealized appreciation/(depreciation) from investments	93,138,083
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	31,302

Net Assets	$1,566,947,154

Net Assets:
Class I Shares	$1,231,126,266
Class II Shares	335,820,888

Total	$1,566,947,154

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	77,115,320
Class II Shares	21,092,253

Total	98,207,573

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.96
Class II Shares	$15.92

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$12,079,491
Other income	1,712
Foreign tax withholding	(354,551)

Total Income	11,726,652

EXPENSES:
Investment advisory fees	4,036,556
Fund administration fees	235,812
Distribution fees Class II Shares	433,855
Administrative servicing fees Class I Shares	950,659
Administrative servicing fees Class II Shares	260,314
Professional fees	49,653
Printing fees	102,375
Trustee fees	36,749
Custodian fees	34,071
Accounting and transfer agent fees	27,877
Compliance program costs (Note 3)	3,894
Other	18,761

Total expenses before earnings credit and expenses reimbursed	6,190,576

Earnings credit (Note 4)	(73)
Expenses reimbursed by adviser (Note 3)	(511,042)

Net Expenses	5,679,461

NET INVESTMENT INCOME	6,047,191

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(8,429,856)
Net realized losses from foreign currency transactions (Note 2)	(46,939)

Net realized losses from investment and foreign currency transactions	(8,476,795)

Net change in unrealized appreciation/(depreciation) from investments	88,898,694
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	31,939

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	88,930,633

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	80,453,838

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$86,501,029

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	Oppenheimer NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$6,047,191	$(274,388)
Net realized gains/(losses) from investment and foreign currency transactions	(8,476,795)	3,923,807
Net change in unrealized appreciation from investments and translation of assets and liabilities denominated in foreign currencies	88,930,633	2,875,562

Change in net assets resulting from operations	86,501,029	6,524,981

Distributions to Shareholders From:
Net investment income:
Class I	(3,359,154)	(67,064)
Class II	(480,997)	(20,884)
Net realized gains:
Class I	–	(398,073)
Class II	–	(117,556)

Change in net assets from shareholder distributions	(3,840,151)	(603,577)

Change in net assets from capital transactions	(202,644,355)	1,672,313,464

Change in net assets	(119,983,477)	1,678,234,868

Net Assets:
Beginning of period	1,686,930,631	8,695,763

End of period	$1,566,947,154	$1,686,930,631

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,486,856	$(720,184)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,725,320	$3,356,273
Proceeds from shares issued in-kind (Note 8)	–	1,344,122,911
Dividends reinvested	3,359,154	465,137
Cost of shares redeemed	(162,157,721)	(36,856,107)

Total Class I	(156,073,247)	1,311,088,214

Class II Shares
Proceeds from shares issued	96,609	6,387,563
Proceeds from shares issued in-kind (Note 8)	–	362,440,795
Dividends reinvested	480,997	138,440
Cost of shares redeemed	(47,148,714)	(7,741,548)

Total Class II	(46,571,108)	361,225,250

Change in net assets from capital transactions	$(202,644,355)	$1,672,313,464

SHARE TRANSACTIONS:
Class I Shares
Issued	173,865	233,000
Issued in-kind (Note 8)	–	88,779,585
Reinvested	219,426	31,161
Redeemed	(10,365,076)	(2,453,916)

Total Class I Shares	(9,971,785)	86,589,830

10	Semiannual Report 2011

Statements of Changes in Net Assets (Continued)

	Oppenheimer NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class II Shares
Issued	6,253	461,840
Issued in-kind (Note 8)	–	24,002,702
Reinvested	31,544	9,346
Redeemed	(3,023,233)	(516,737)

Total Class II Shares	(2,985,436)	23,957,151

Total change in shares	(12,957,221)	110,546,981

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Oppenheimer NVIT Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.18	0.06	0.76	0.82	(0.04)	–	(0.04)	$15.96	5.43%	$1,231,126,266	0.65%	0.80%	0.71%	13.39%
Year Ended December 31, 2010(e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%	$1,322,344,042	0.64%	(0.24)%	0.72%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%	$7,000,118	0.65%	0.29%	1.44%	29.72%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$15.14	0.04	0.76	0.80	(0.02)	–	(0.02)	$15.92	5.24%	$335,820,888	0.90%	0.55%	0.96%	13.39%
Year Ended December 31, 2010(e)	$14.07	(0.06)	1.23	1.17	–	(0.10)	(0.10)	$15.14	8.52%	$364,586,589	0.88%	(0.41)%	1.03%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	0.00 †	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%	$1,695,645	0.89%	0.02%	1.94%	29.72%

Amounts designated a.s “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Oppenheimer NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$41,734,481	$—	$—	$41,734,481
Air Freight & Logistics	19,374,584	—	—	19,374,584
Auto Components	17,581,770	—	—	17,581,770
Beverages	34,596,698	16,012,770	—	50,609,468
Biotechnology	12,647,898	—	—	12,647,898
Capital Markets	6,862,940	—	—	6,862,940
Chemicals	51,906,061	—	—	51,906,061
Commercial Banks	7,284,096	7,968,321	—	15,252,417
Communications Equipment	87,804,541	—	—	87,804,541
Computers & Peripherals	75,500,575	—	—	75,500,575
Consumer Finance	15,734,895	—	—	15,734,895
Diversified Financial Services	16,196,252	—	—	16,196,252
Electrical Equipment	24,392,250	19,822,006	—	44,214,256
Electronic Equipment, Instruments &
Components	20,799,174	—	—	20,799,174
Energy Equipment & Services	74,994,789	—	—	74,994,789
Food & Staples Retailing	24,610,033	—	—	24,610,033
Food Products	—	38,777,769	—	38,777,769
Health Care Equipment & Supplies	38,482,771	—	—	38,482,771
Health Care Providers & Services	23,685,353	—	—	23,685,353
Hotels, Restaurants & Leisure	26,617,716	—	—	26,617,716
Household Products	20,445,199	—	—	20,445,199

14	Semiannual Report 2011

Asset type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Information Technology Services	$50,142,098	$—	$—	$50,142,098
Internet & Catalog Retail	22,649,312	—	—	22,649,312
Internet Software & Services	64,211,841	—	—	64,211,841
Life Sciences Tools & Services	48,478,277	—	—	48,478,277
Machinery	120,863,764	—	—	120,863,764
Media	22,700,394	—	—	22,700,394
Metals & Mining	23,654,224	—	—	23,654,224
Oil, Gas & Consumable Fuels	108,258,506	—	—	108,258,506
Pharmaceuticals	49,750,376	45,729,159	—	95,479,535
Road & Rail	26,798,436	—	—	26,798,436
Semiconductors & Semiconductor
Equipment	22,822,722	—	—	22,822,722
Software	93,862,198	—	—	93,862,198
Specialty Retail	52,933,359	—	—	52,933,359
Textiles, Apparel & Luxury Goods	59,432,085	—	—	59,432,085
Wireless Telecommunication Services	17,222,384	—	—	17,222,384
Total Common Stocks	$1,425,032,052	$128,310,025	$—	$1,553,342,077
Mutual Fund	7,083,531	—	—	7,083,531
Total	$1,432,115,583	$128,310,025	$—	$1,560,425,608

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

16	Semiannual Report 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Oppenheimer Funds, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $2,011,929 for the six months ended June 30, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through December 10, 2012.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount (a)	Fiscal Year 2010 Amount	Six Months Ended June 30, 2011 Amount	Total
$30,715	$95,602	$511,042	$637,359
(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $3,894.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2011, NFS received $1,210,973 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

18	Semiannual Report 2011

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $219,094,104 and sales of $426,993,460 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

During the year-ended December 31, 2010, the Fund issued 112,782,287 shares of beneficial interest in exchange for securities tendered to the Fund. The securities with a market value of $1,706,563,706 were tendered as an in-kind consideration for the purchase of shares of the Fund on December 13, 2010.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,467,907,826	$122,309,237	$(29,791,455)	$92,517,782

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

20	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.    Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

22	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefited from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	23

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

24	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	27

Templeton NVIT International Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

21	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/11)

This page intentionally left blank

Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with (6.65)% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by

Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Templeton NVIT International Value Fund		Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class III Shares	Actual	1,000.00	1,060.70	5.06	0.99
	Hypothetical[b]	1,000.00	1,019.89	4.96	0.99

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary June 30, 2011 (Unaudited)	Templeton NVIT International Value Fund

Asset Allocation
Common Stocks	95.7%
Mutual Fund	4.1%
Repurchase Agreement	1.6%
Liabilities in excess of other assets	(1.4)%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	13.1%
Commercial Banks	10.7%
Diversified Telecommunication Services	9.8%
Pharmaceuticals	7.5%
Insurance	6.8%
Semiconductors & Semiconductor Equipment	5.8%
Industrial Conglomerates	4.5%
Wireless Telecommunication Services	3.2%
Software	2.6%
Electric Utilities	2.5%
Other Industries *	33.5%

100.0%

Top Holdings †
Invesco Liquid Assets Portfolio—Institutional Class	4.0%
Siemens AG	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Compagnie Generale des Etablissements Michelin, Class B	2.1%
ING Groep NV	2.0%
Samsung Electronics Co., Ltd.	2.0%
SAP AG	1.9%
DBS Group Holdings Ltd.	1.9%
Vodafone Group PLC	1.9%
Telenor ASA	1.8%
Other Holdings *	78.1%

100.0%

Top Countries †
United Kingdom	14.5%
Germany	12.6%
France	10.9%
Netherlands	8.2%
Switzerland	6.4%
Spain	5.8%
Hong Kong	4.8%
United States	4.0%
South Korea	3.8%
Norway	3.6%
Other Countries *	25.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 95.7%

	Shares	Market Value

AUSTRIA 0.7%
Diversified Telecommunication Services 0.7%
Telekom Austria AG	147,270	$1,879,360

BRAZIL 1.7%
Metals & Mining 0.4%
Vale SA — Preference Shares, ADR	32,000	926,720

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA — Preference Shares, ADR	111,140	3,409,775

		4,336,495

CANADA 2.7%
Oil, Gas & Consumable Fuels 2.7%
Husky Energy, Inc. (a)	88,100	2,402,436
Talisman Energy, Inc.	214,600	4,407,928

		6,810,364

CHINA 1.6%
Diversified Telecommunication Services 1.6%
China Telecom Corp. Ltd., Class H	6,070,000	3,962,679

DENMARK 0.5%
Electrical Equipment 0.5%
Vestas Wind Systems AS *	54,170	1,257,497

FRANCE 11.0%
Auto Components 2.1%
Compagnie Generale des Etablissements Michelin, Class B REG	52,720	5,163,385

Diversified Telecommunication Services 1.6%
France Telecom SA	189,930	4,038,576

Electrical Equipment 0.6%
Alstom SA (a)	24,690	1,520,773

Insurance 1.4%
AXA SA	155,544	3,530,875

Media 1.1%
Vivendi SA	98,840	2,754,963

Multi-Utilities 0.7%
GDF Suez	50,280	1,837,614

Oil, Gas & Consumable Fuels 1.7%
Total SA	71,330	4,123,836

Pharmaceuticals 1.8%
Sanofi-Aventis SA	57,430	4,619,708

		27,589,730

GERMANY 12.8%
Air Freight & Logistics 1.5%
Deutsche Post AG REG	197,480	3,796,486

Electric Utilities 1.3%
E.ON AG	113,910	3,237,823

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Health Care Providers & Services 1.0%
Celesio AG	121,250	$2,421,093

Industrial Conglomerates 2.2%
Siemens AG REG	40,320	5,540,811

Insurance 1.6%
Muenchener Rueckversicherungs AG REG	25,610	3,909,497

Pharmaceuticals 1.5%
Merck KGaA	34,380	3,738,110

Semiconductors & Semiconductor Equipment 1.7%
Infineon Technologies AG	391,920	4,403,751

Software 2.0%
SAP AG	81,600	4,947,272

		31,994,843

HONG KONG 4.9%
Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	207,000	2,242,835

Insurance 1.1%
AIA Group Ltd. *	758,000	2,638,619

Real Estate Management & Development 1.6%
Cheung Kong Holdings Ltd.	135,000	1,982,480
Swire Pacific Ltd., Class A	143,500	2,112,742

		4,095,222

Wireless Telecommunication Services 1.3%
China Mobile Ltd.	348,500	3,244,460

		12,221,136

INDIA 1.4%
Commercial Banks 1.4%
ICICI Bank Ltd., ADR	71,800	3,539,740

IRELAND 0.8%
Construction Materials 0.8%
CRH PLC	85,000	1,894,814

ITALY 3.0%
Commercial Banks 1.8%
Intesa Sanpaolo SpA	953,960	2,540,184
UniCredit SpA	974,737	2,063,243

		4,603,427

Oil, Gas & Consumable Fuels 1.2%
ENI SpA	125,841	2,982,301

		7,585,728

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN 2.9%
Automobiles 0.7%
Toyota Motor Corp.	40,600	$1,671,875

Commercial Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	483,500	2,356,258

Software 0.7%
Nintendo Co., Ltd.	9,800	1,840,325

Trading Companies & Distributors 0.5%
ITOCHU Corp.	125,000	1,300,107

		7,168,565

NETHERLANDS 8.3%
Chemicals 0.9%
Akzo Nobel NV	34,030	2,150,042

Diversified Financial Services 2.1%
ING Groep NV, CVA *	416,496	5,132,692

Energy Equipment & Services 0.0%†
SBM Offshore NV	2,822	74,615

Food Products 1.7%
Unilever NV, CVA	132,860	4,360,552
Unilever NV, NYRS	60	1,971

		4,362,523

Industrial Conglomerates 1.4%
Koninklijke Philips Electronics NV	140,100	3,600,578

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B, ADR	48,330	3,467,678

Professional Services 0.8%
Randstad Holding NV	44,450	2,055,274

		20,843,402

NORWAY 3.7%
Diversified Telecommunication Services 1.9%
Telenor ASA	289,870	4,743,808

Oil, Gas & Consumable Fuels 1.8%
Statoil ASA	177,620	4,496,630

		9,240,438

PORTUGAL 1.0%
Diversified Telecommunication Services 1.0%
Portugal Telecom SGPS SA REG	245,400	2,412,470

SINGAPORE 3.4%
Commercial Banks 2.0%
DBS Group Holdings Ltd.	411,000	4,916,493

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,362,000	3,510,605

		8,427,098

SOUTH KOREA 3.9%
Commercial Banks 1.2%
KB Financial Group, Inc., ADR	62,095	2,968,141

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Household Durables 0.7%
LG Electronics, Inc.	21,057	$1,641,835

Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd., GDR (b)	13,000	5,045,358

		9,655,334

SPAIN 5.9%
Commercial Banks 1.1%
Banco Santander SA	238,237	2,744,524

Diversified Telecommunication Services 1.8%
Telefonica SA	180,363	4,405,140

Electric Utilities 1.2%
Iberdrola SA *	345,251	3,071,629

Oil, Gas & Consumable Fuels 1.8%
Repsol YPF SA	129,670	4,497,667

		14,718,960

SWEDEN 1.7%
Communications Equipment 1.7%
Telefonaktiebolaget LM Ericsson, Class B	294,510	4,239,620

SWITZERLAND 6.5%
Capital Markets 0.9%
UBS AG REG *	117,550	2,146,463

Insurance 1.7%
Swiss Re Ltd. *	77,420	4,347,307

Pharmaceuticals 2.5%
Novartis AG REG	53,660	3,288,667
Roche Holding AG	17,040	2,852,850

		6,141,517

Professional Services 1.4%
Adecco SA REG *	55,940	3,590,527

		16,225,814

TAIWAN 2.6%
Computers & Peripherals 0.5%
Compal Electronics, Inc., GDR (b)	208,952	1,280,333

Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,074,214	5,227,559

		6,507,892

UNITED KINGDOM 14.7%
Aerospace & Defense 1.3%
BAE Systems PLC	638,240	3,265,016

Airlines 1.2%
International Consolidated Airlines Group SA *	715,080	2,918,972

2011 Semiannual Report	7

Statement of Investments (Continued)

June 30, 2011 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Banks 2.4%
HSBC Holdings PLC	340,800	$3,389,218
Standard Chartered PLC	103,880	2,728,685

		6,117,903

Food & Staples Retailing 0.5%
Tesco PLC	173,360	1,120,075

Insurance 1.2%
Aviva PLC	423,130	2,978,430

Media 1.3%
Pearson PLC	175,870	3,326,976

Multiline Retail 0.9%
Marks & Spencer Group PLC	380,420	2,205,279

Oil, Gas & Consumable Fuels 1.3%
BP PLC	438,530	3,228,892

Pharmaceuticals 1.8%
GlaxoSmithKline PLC	210,930	4,521,126

Specialty Retail 0.9%
Kingfisher PLC	534,580	2,296,335

Wireless Telecommunication Services 1.9%
Vodafone Group PLC	1,789,820	4,745,962

		36,724,966

Total Common Stocks (cost $190,387,942)		239,236,945

Mutual Fund 4.1%
Money Market Fund 4.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (c)	10,205,210	10,205,210

Total Mutual Fund (cost $10,205,210)		10,205,210

Repurchase Agreement 1.6%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.03%, dated 06/30/11, due 07/01/11, repurchase price $3,971,284, collateralized by U.S. Government Agency Securities ranging from 0.00% - 14.00%, maturing 08/20/11 - 06/15/41; total market value of $4,050,706. (d)	$3,971,280	$3,971,280

Total Repurchase Agreement (cost $3,971,280)		3,971,280

Repurchase Agreement

Principal Amount	Market Value

Total Investments (cost $204,564,432) (e) — 101.4%	$253,413,435

Liabilities in excess of other assets —(1.4)%	(3,503,724)

NET ASSETS — 100.0%	$249,909,711

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $3,799,573.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2011 was $6,325,691 which represents 2.53% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2011.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2011, was $3,971,280.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

KR	South Korea

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company

TW	Taiwan

8	Semiannual Report 2011

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investments, at value * (cost $200,593,152)	$249,442,155
Repurchase agreement, at value and cost	3,971,280

Total Investments	253,413,435

Cash	30,711
Foreign currencies, at value (cost $117,638)	117,638
Dividends receivable	683,411
Security lending income receivable	26,975
Receivable for capital shares issued	981
Reclaims receivable	396,974
Prepaid expenses	3,067

Total Assets	254,673,192

Liabilities:
Payable for capital shares redeemed	484,445
Payable upon return of securities loaned (Note 2)	3,971,280
Accrued expenses and other payables:
Investment advisory fees	157,869
Fund administration fees	10,572
Administrative servicing fees	100,594
Accounting and transfer agent fees	4,768
Custodian fees	925
Compliance program costs (Note 3)	955
Professional fees	9,122
Printing fees	12,030
Other	10,921

Total Liabilities	4,763,481

Net Assets	$249,909,711

Represented by:
Capital	$194,706,398
Accumulated undistributed net investment income	3,494,835
Accumulated net realized gains from investment and foreign currency	2,808,609
Net unrealized appreciation/(depreciation) from investments	48,849,003
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	50,866

Net Assets	$249,909,711

Net Assets:
Class III Shares	$249,909,711

Total	$249,909,711

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	18,942,258

Total	18,942,258

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$13.19
*	Includes value of securities on loan of $3,799,573 (Note 2)

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$6,775,827
Income from securities lending (Note 2)	216,807
Other income	267
Foreign tax withholding	(719,514)

Total Income	6,273,387

EXPENSES:
Investment advisory fees	927,564
Fund administration fees	65,772
Administrative servicing fees Class III Shares	185,514
Professional fees	18,150
Printing fees	10,650
Trustee fees	4,314
Custodian fees	5,479
Accounting and transfer agent fees	250
Compliance program costs (Note 3)	82
Other	4,750

Total expenses before earnings credit	1,222,525

Earnings credit (Note 5)	(49)

Net Expenses	1,222,476

NET INVESTMENT INCOME	5,050,911

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,506,218
Net realized gains from foreign currency transactions (Note 2)	72,251

Net realized gains from investment and foreign currency transactions	2,578,469

Net change in unrealized appreciation/(depreciation) from investments	7,519,296
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	26,713

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,546,009

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	10,124,478

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,175,389

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report 2011

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$5,050,911	$5,732,840
Net realized gains from investment and foreign currency transactions	2,578,469	27,627,385
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	7,546,009	(17,775,105)

Change in net assets resulting from operations	15,175,389	15,585,120

Distributions to Shareholders From:
Net investment income:
Class III	(1,839,948)	(5,196,776)
Net realized gains:
Class III	–	(32,703,118)

Change in net assets from shareholder distributions	(1,839,948)	(37,899,894)

Change in net assets from capital transactions	1,333,173	(71,985,624)

Change in net assets	14,668,614	(94,300,398)

Net Assets:
Beginning of period	235,241,097	329,541,495

End of period	$249,909,711	$235,241,097

Accumulated undistributed net investment income at end of period	$3,494,835	$283,872

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$11,724,039	$28,729,535
Dividends reinvested	1,839,948	37,899,894
Cost of shares redeemed	(12,230,814)	(138,615,053)

Total Class III	1,333,173	(71,985,624)

Change in net assets from capital transactions	$1,333,173	$(71,985,624)

SHARE TRANSACTIONS:
Class III Shares
Issued	901,154	2,158,569
Reinvested	144,045	3,047,555
Redeemed	(927,673)	(10,081,875)

Total Class III Shares	117,526	(4,875,751)

Total change in shares	117,526	(4,875,751)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class III Shares
Six Months Ended June 30, 2011 (Unaudited)(d)	$12.50	0.27	0.52	0.79	(0.10)	–	(0.10)	–	$13.19	6.07%	$249,909,711	0.99%	4.08%	0.99%	1.97%
Year Ended December 31, 2010(d)	$13.90	0.27	0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%	$235,241,097	0.99%	2.01%	0.99%	13.39%
Period Ended December 31, 2009(d)(e)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%	$329,541,495	1.00%	0.94%	1.00%	13.06%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$3,265,016	$—	$3,265,016
Air Freight & Logistics	—	3,796,486	—	3,796,486
Airlines	—	2,918,972	—	2,918,972
Auto Components	—	5,163,385	—	5,163,385
Automobiles	—	1,671,875	—	1,671,875
Capital Markets	2,146,463	—	—	2,146,463
Chemicals	—	2,150,042	—	2,150,042
Commercial Banks	6,507,881	20,738,605	—	27,246,486
Communications Equipment	—	4,239,620	—	4,239,620
Computers & Peripherals	—	1,280,333	—	1,280,333
Construction Materials	—	1,894,814	—	1,894,814
Diversified Financial Services	—	5,132,692	—	5,132,692
Diversified Telecommunication Services	—	24,952,638	—	24,952,638
Electric Utilities	—	6,309,452	—	6,309,452
Electrical Equipment	—	2,778,270	—	2,778,270
Energy Equipment & Services	—	74,615	—	74,615
Food & Staples Retailing	—	1,120,075	—	1,120,075
Food Products	1,971	4,360,552	—	4,362,523
Health Care Providers & Services	—	2,421,093	—	2,421,093
Household Durables	—	1,641,835	—	1,641,835
Industrial Conglomerates	—	11,384,224	—	11,384,224
Insurance	—	17,404,728	—	17,404,728
Media	—	6,081,939	—	6,081,939
Metals & Mining	926,720	—	—	926,720

14	Semiannual Report 2011

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Multiline Retail	$—	$2,205,279$	$—	$2,205,279
Multi-Utilities	—	1,837,614	—	1,837,614
Oil, Gas & Consumable Fuels	13,687,817	19,329,326	—	33,017,143
Pharmaceuticals	—	19,020,461	—	19,020,461
Professional Services	—	5,645,801	—	5,645,801
Real Estate Management & Development	—	4,095,222	—	4,095,222
Semiconductors & Semiconductor Equipment	—	14,676,668	—	14,676,668
Software	—	6,787,597	—	6,787,597
Specialty Retail	—	2,296,335	—	2,296,335
Trading Companies & Distributors	—	1,300,107	—	1,300,107
Wireless Telecommunication Services	—	7,990,422	—	7,990,422
Total Common Stocks	$23,270,852	$215,966,093	$—	$239,236,945
Mutual Fund	10,205,210	—	—	10,205,210
Repurchase Agreement	—	3,971,280	—	3,971,280
Total	$33,476,062	$219,937,373	$—	$253,413,435

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the six months ended June 30, 2011, there were no significant transfer between Level 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account whose assets are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment adviser or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and therefore are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$3,799,573	$3,971,280

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not

16	Semiannual Report 2011

sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Trust’s Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $494,702 for the six months ended June 30, 2011.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA has committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning May 1, 2010. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of June 30, 2011, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $82.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

18	Semiannual Report 2011

For the six months ended June 30, 2011, NFS received $185,514 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,234.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,828.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $4,772,992 and sales of $4,921,374 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2011 Semiannual Report	19

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$204,583,628	$54,754,277	$(5,924,470)	$48,829,807

10.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

20	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	21

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

22	Semiannual Report 2011

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	23

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

24	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	25

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	27

Van Kampen NVIT Comstock Value Fund

SemiannualReport

June 30, 2011 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/11)

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Message to Shareholders

June 30, 2011

Dear Shareholder,

Take two steps forward and then one step back. This may be a disheartening course for some, but the astute traveler recognizes that when navigating an arduous path, slow uneven progress is still progress. During the six-month reporting period ended June 30, 2011, the economy struggled on its journey toward recovery. While the overall direction was positive, on many fronts conditions were choppy and uncertain.

For the six-month reporting period, the Standard & Poor’s 500® (S&P 500) Index returned 6.02%, compared with -6.65% for the same period of 2010. During the reporting period many corporate balance sheets were healthier, U.S. gross domestic product (GDP) continued to increase, albeit at a more moderate pace, and there were modest payroll gains. Yet, while these factors were encouraging, high rates of unemployment, the troubled housing market, the threat of inflation, the impact of higher energy and commodity prices and private and public sector deleveraging all hindered the economic recovery. In addition, the earthquake and tsunami in Japan, political unrest in the Middle East and the fiscal crisis in Europe continued to add to the complexity of worldwide market challenges.

The Conference Board Consumer Confidence Index® declined during May and June 2011 as investor anxiety increased. Notwithstanding, The Conference Board Leading Economic Index® (LEI) for the United States increased in May suggesting that economic activity might expand in the coming months.

Today’s investors must keep a long-term focus and work closely with their trusted investment professionals to structure and maintain investment selections and keep short-term setbacks in perspective. Nationwide Variable Insurance Trust provides long-term investment solutions driven by consistent asset allocation, diversification and careful risk management. We have served our customers through all types of economic environments and will work with you and your investment professional as you travel the path to pursuing your lifelong financial goals.

Thank you for investing in Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President and CEO

Nationwide Variable Insurance Trust

2011 Semiannual Report	1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or

2	Semiannual Report 2011

Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Semiannual Report	3

Shareholder Expense Example	Van Kampen NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2011) and continued to hold your shares at the end of the reporting period (June 30, 2011) .

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2011 through June 30, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2011 through June 30, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

June 30, 2011

Van Kampen NVIT Comstock Value Fund			Beginning Account Value ($) 01/01/11	Ending Account Value ($) 06/30/11	Expenses Paid During Period ($) 01/01/11 - 06/30/11[a]	Expense Ratio During Period (%) 01/01/11 - 06/30/11[a]
Class I Shares	Actual		1,000.00	1,056.90	4.90	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.81	0.96
Class II Shares	Actual		1,000.00	1,056.30	5.86	1.15
	Hypothetical	[b]	1,000.00	1,019.09	5.76	1.15
Class IV Shares	Actual		1,000.00	1,057.00	4.85	0.95
	Hypothetical	[b]	1,000.00	1,020.08	4.76	0.95

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2011 through June 30, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

4	Semiannual Report 2011

Portfolio Summary	Van Kampen NVIT Comstock Value Fund
June 30, 2011 (Unaudited)

Asset Allocation
Common Stocks	96.8%
Mutual Fund	2.8%
Other assets in excess of liabilities	0.4%

100.0%

Top Industries †
Media	11.6%
Pharmaceuticals	8.7%
Oil, Gas & Consumable Fuels	6.9%
Diversified Financial Services	6.8%
Insurance	5.8%
Energy Equipment & Services	4.9%
Capital Markets	4.2%
Health Care Providers & Services	3.8%
Commercial Banks	3.6%
Computers & Peripherals	3.5%
Other Industries	40.2%

100.0%

Top Holdings †
Comcast Corp., Class A	3.8%
International Paper Co.	2.9%
Invesco Liquid Assets Portfolio—Institutional Class	2.8%
Halliburton Co.	2.8%
JPMorgan Chase & Co.	2.7%
Viacom, Inc., Class B	2.7%
Pfizer, Inc.	2.5%
Citigroup, Inc.	2.5%
Chevron Corp.	2.4%
Hewlett-Packard Co.	2.2%
Other Holdings	72.7%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	5

Statement of Investments

June 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 96.8%

	Shares	Market Value

Aerospace & Defense 2.0%
Honeywell International, Inc.	40,191	$2,394,982
Textron, Inc.	66,009	1,558,472

		3,953,454

Automobiles 1.1%
General Motors Co. *	70,657	2,145,147

Beverages 1.6%
Coca-Cola Co. (The)	30,973	2,084,173
PepsiCo, Inc.	13,122	924,183

		3,008,356

Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	128,585	3,294,348
Goldman Sachs Group, Inc. (The)	13,893	1,849,019
Morgan Stanley	86,987	2,001,571
State Street Corp.	20,227	912,035

		8,056,973

Commercial Banks 3.5%
Fifth Third Bancorp	30,463	388,403
PNC Financial Services Group, Inc.	42,098	2,509,462
U.S. Bancorp	45,163	1,152,108
Wells Fargo & Co.	100,780	2,827,887

		6,877,860

Communications Equipment 0.8%
Cisco Systems, Inc.	96,228	1,502,119

Computers & Peripherals 3.5%
Dell, Inc. *	147,123	2,452,540
Hewlett-Packard Co.	119,502	4,349,873

		6,802,413

Diversified Financial Services 6.8%
Bank of America Corp.	273,475	2,997,286
Citigroup, Inc.	117,486	4,892,117
JPMorgan Chase & Co.	129,612	5,306,315

		13,195,718

Diversified Telecommunication Services 2.7%
AT&T, Inc.	72,840	2,287,904
Verizon Communications, Inc.	81,716	3,042,287

		5,330,191

Electric Utilities 2.6%
American Electric Power Co., Inc.	23,092	870,106
FirstEnergy Corp.	37,127	1,639,157
PPL Corp.	90,214	2,510,656

		5,019,919

Electrical Equipment 0.8%
Emerson Electric Co.	26,794	1,507,162

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 4.8%
Halliburton Co.	105,623	$5,386,773
Noble Corp.	26,275	1,035,498
Weatherford International Ltd. *	156,950	2,942,812

		9,365,083

Food & Staples Retailing 2.6%
CVS Caremark Corp.	82,440	3,098,095
Wal-Mart Stores, Inc.	35,466	1,884,663

		4,982,758

Food Products 3.3%
Kraft Foods, Inc., Class A	76,842	2,707,144
Unilever NV NYRS-NL	112,512	3,696,019

		6,403,163

Health Care Providers & Services 3.8%
Cardinal Health, Inc.	43,512	1,976,315
UnitedHealth Group, Inc.	68,913	3,554,533
WellPoint, Inc.	22,122	1,742,550

		7,273,398

Household Products 0.3%
Procter & Gamble Co. (The)	10,322	656,170

Industrial Conglomerates 1.4%
General Electric Co.	143,307	2,702,770

Information Technology Services 0.4%
Accenture PLC, Class A	3,199	193,283
Western Union Co. (The)	25,063	502,012

		695,295

Insurance 5.8%
Aflac, Inc.	15,410	719,339
Allstate Corp. (The)	113,287	3,458,652
Chubb Corp.	34,351	2,150,716
MetLife, Inc.	61,342	2,691,073
Torchmark Corp.	21,242	1,362,462
Travelers Cos., Inc. (The)	15,126	883,056

		11,265,298

Internet Software & Services 3.5%
eBay, Inc. *	116,575	3,761,875
Yahoo!, Inc. *	199,347	2,998,179

		6,760,054

Machinery 1.6%
Ingersoll-Rand PLC	68,965	3,131,701

Media 11.6%
Comcast Corp., Class A	290,356	7,357,622
DIRECTV Group, Inc. (The), Class A *	19,413	986,569
News Corp., Class B	154,958	2,801,641

6	Semiannual Report 2011

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Time Warner Cable, Inc.	48,410	$3,777,916
Time Warner, Inc.	63,673	2,315,787
Viacom, Inc., Class B	101,644	5,183,844

		22,423,379

Metals & Mining 1.4%
Alcoa, Inc.	170,020	2,696,517

Multiline Retail 1.0%
Macy’s, Inc.	23,759	694,713
Target Corp.	25,172	1,180,819

		1,875,532

Multi-Utilities 0.2%
Sempra Energy	7,148	377,986

Oil, Gas & Consumable Fuels 6.9%
BP PLC ADR-UK	58,000	2,568,820
Chesapeake Energy Corp.	40,244	1,194,844
Chevron Corp.	44,332	4,559,103
Royal Dutch Shell PLC, Class A ADR-NL	51,464	3,660,634
Total SA ADR-FR	24,459	1,414,709

		13,398,110

Paper & Forest Products 2.9%
International Paper Co.	188,846	5,631,388

Personal Products 0.4%
Avon Products, Inc.	30,931	866,068

Pharmaceuticals 8.7%
Abbott Laboratories	21,123	1,111,492
Bristol-Myers Squibb Co.	127,924	3,704,679
GlaxoSmithKline PLC ADR-UK	50,254	2,155,897
Merck & Co., Inc.	97,705	3,448,010
Pfizer, Inc.	238,823	4,919,754
Roche Holding AG ADR-CH	35,941	1,508,084

		16,847,916

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	55,867	1,238,013
KLA-Tencor Corp.	15,125	612,260

		1,850,273

Software 2.1%
Microsoft Corp.	157,303	4,089,878

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 2.6%
Home Depot, Inc.	51,471	$1,864,279
Lowe’s Cos., Inc.	72,006	1,678,460
Staples, Inc.	91,200	1,440,960

		4,983,699

Wireless Telecommunication Services 0.9%
Vodafone Group PLC ADR-UK	66,278	1,770,948

Total Common Stocks (cost $155,904,955)		187,446,696

Mutual Fund 2.8%
Money Market Fund 2.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.08% (a)	5,492,947	5,492,947

Total Mutual Fund (cost $5,492,947)		5,492,947

Total Investments (cost $161,397,902) (b) — 99.6%		192,939,643

Other assets in excess of liabilities — 0.4%		872,001

NET ASSETS — 100.0%		$193,811,644

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	7

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund
Assets:
Investments, at value (cost $161,397,902)	$192,939,643
Dividends receivable	372,326
Receivable for investments sold	1,523,378
Receivable for capital shares issued	30,221
Prepaid expenses	3,002

Total Assets	194,868,570

Liabilities:
Payable for investments purchased	736,707
Payable for capital shares redeemed	126,054
Accrued expenses and other payables:
Investment advisory fees	106,951
Fund administration fees	9,855
Distribution fees	26,148
Administrative servicing fees	29,020
Accounting and transfer agent fees	1,833
Custodian fees	1,083
Compliance program costs (Note 3)	84
Professional fees	12,686
Printing fees	6,457
Other	48

Total Liabilities	1,056,926

Net Assets	$193,811,644

Represented by:
Capital	$256,897,670
Accumulated undistributed net investment income	257,994
Accumulated net realized losses from investment transactions	(94,885,761)
Net unrealized appreciation/(depreciation) from investments	31,541,741

Net Assets	$193,811,644

Net Assets:
Class I Shares	$42,209,116
Class II Shares	131,082,532
Class IV Shares	20,519,996

Total	$193,811,644

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,962,898
Class II Shares	12,368,326
Class IV Shares	1,926,318

Total	18,257,542

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.65
Class II Shares	$10.60
Class IV Shares	$10.65

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund
INVESTMENT INCOME:
Dividend income	$2,200,443
Other income	545
Foreign tax withholding	(8,772)

Total Income	2,192,216

EXPENSES:
Investment advisory fees	665,240
Fund administration fees	61,783
Distribution fees Class II Shares	160,921
Administrative servicing fees Class I Shares	35,836
Administrative servicing fees Class II Shares	64,553
Administrative servicing fees Class IV Shares	15,646
Professional fees	13,243
Printing fees	17,298
Trustee fees	3,616
Custodian fees	3,672
Accounting and transfer agent fees	37
Compliance program costs (Note 3)	424
Other	3,643

Total expenses before earnings credit	1,045,912

Earnings credit (Note 4)	(1)

Net Expenses	1,045,911

NET INVESTMENT INCOME	1,146,305

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,367,787
Net change in unrealized appreciation/(depreciation) from investments	(893,434)

Net realized/unrealized gains from investments	9,474,353

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,620,658

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	9

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$1,146,305	$2,012,831
Net realized gains from investment transactions	10,367,787	6,823,299
Net change in unrealized appreciation/(depreciation) from investments	(893,434)	17,314,984

Change in net assets resulting from operations	10,620,658	26,151,114

Distributions to Shareholders From:
Net investment income:
Class I	(224,046)	(630,704)
Class II	(565,283)	(1,615,355)
Class IV	(109,171)	(297,449)

Change in net assets from shareholder distributions	(898,500)	(2,543,508)

Change in net assets from capital transactions	(4,603,454)	14,900,246

Change in net assets	5,118,704	38,507,852

Net Assets:
Beginning of period	188,692,940	150,185,088

End of period	$193,811,644	$188,692,940

Accumulated undistributed net investment income at end of period	$257,994	$10,189

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,572,769	$3,442,485
Dividends reinvested	224,046	630,704
Cost of shares redeemed	(6,188,245)	(10,433,858)

Total Class I	(2,391,430)	(6,360,669)

Class II Shares
Proceeds from shares issued	6,822,101	54,968,199
Dividends reinvested	565,283	1,615,355
Cost of shares redeemed	(8,537,715)	(32,002,119)

Total Class II	(1,150,331)	24,581,435

Class IV Shares
Proceeds from shares issued	497,916	687,606
Dividends reinvested	109,171	297,449
Cost of shares redeemed	(1,668,780)	(4,305,575)

Total Class IV	(1,061,693)	(3,320,520)

Change in net assets from capital transactions	$(4,603,454)	$14,900,246

SHARE TRANSACTIONS:
Class I Shares
Issued	337,576	376,297
Reinvested	21,623	67,304
Redeemed	(578,853)	(1,138,881)

Total Class I Shares	(219,654)	(695,280)

10	Semiannual Report 2011

	Van Kampen NVIT Comstock Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class II Shares
Issued	648,523	6,103,987
Reinvested	54,950	173,302
Redeemed	(816,224)	(3,479,966)

Total Class II Shares	(112,751)	2,797,323

Class IV Shares
Issued	46,931	75,776
Reinvested	10,541	31,725
Redeemed	(156,489)	(471,942)

Total Class IV Shares	(99,017)	(364,441)

Total change in shares	(431,422)	1,737,602

The accompanying notes are an integral part of these financial statements.

2011 Semiannual Report	11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.13	0.07	0.50	0.57	(0.05)	–	(0.05)	$10.65	5.69%	$42,209,116	0.96%	1.31%	0.96%	14.50%
Year Ended December 31, 2010(e)	$8.88	0.11	1.28	1.39	(0.14)	–	(0.14)	$10.13	15.77%	$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(e)	$6.99	0.11	1.86	1.97	(0.08)	–	(0.08)	$8.88	28.55%	$43,338,047	0.96%	1.52%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99)%	$44,542,409	0.94%	2.03%	0.94%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22)%	$93,367,104	0.87%	1.78%	0.87%	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029,051	0.93%	1.84%	0.93%	25.62%

Class II Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.08	0.06	0.51	0.57	(0.05)	–	(0.05)	$10.60	5.63%	$131,082,532	1.15%	1.12%	1.15%	14.50%
Year Ended December 31, 2010(e)	$8.84	0.09	1.27	1.36	(0.12)	–	(0.12)	$10.08	15.45%	$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009(e)	$6.96	0.09	1.86	1.95	(0.07)	–	(0.07)	$8.84	28.27%	$85,611,402	1.24%	1.30%	1.24%	36.39%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22)%	$86,316,563	1.28%	1.68%	1.28%	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61)%	$316,794,259	1.21%	1.42%	1.21%	29.74%
Year Ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233,443	1.26%	1.45%	1.26%	25.62%

Class IV Shares
Six Months Ended June 30, 2011 (Unaudited)(e)	$10.13	0.07	0.51	0.58	(0.06)	–	(0.06)	$10.65	5.70%	$20,519,996	0.95%	1.32%	0.95%	14.50%
Year Ended December 31, 2010(e)	$8.89	0.11	1.27	1.38	(0.14)	–	(0.14)	$10.13	15.64%	$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(e)	$6.99	0.11	1.87	1.98	(0.08)	–	(0.08)	$8.89	28.69%	$21,235,639	0.96%	1.56%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96)%	$27,221,697	0.90%	2.07%	0.90%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19)%	$48,991,872	0.83%	1.81%	0.83%	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521,276	0.90%	1.86%	0.90%	25.62%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2011

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based upon the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades.

2011 Semiannual Report	13

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity and investment company securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, generally categorized in Level 1 of the hierarchy, or at fair value (see description below), generally categorized in Level 2 of the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$187,446,696	$—	$—	$187,446,696
Mutual Fund	5,492,947	—	—	5,492,947
Total	$192,939,643	$—	$—	$192,939,643

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the six months ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

14	Semiannual Report 2011

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2010 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. However, in light of the tax-favored status of the shareholders of the Fund, which are either life insurance company separate accounts or trustees of qualified pension or retirement plans, the fact that the Fund’s pre-enactment capital loss carryovers may become unavailable should not result in any material adverse federal income tax consequences to either the shareholders of the Fund or to contract owners that have selected the Fund as an investment option.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2011 Semiannual Report	15

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”), the Fund’s investment adviser, manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the six months ended June 30, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $302,266 for the six months ended June 30, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2011, the Fund’s portion of such costs amounted to $424.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are

16	Semiannual Report 2011

based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2011, NFS received $116,035 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 21, 2011. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the six months ended June 30, 2011.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the six months ended June 30, 2011, the Fund had purchases of $27,542,604 and sales of $34,886,556 (excluding short-term securities).

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Semiannual Report	17

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

7.  Federal Tax Information

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$170,461,801	$27,870,778	$(5,392,936)	$22,477,842

8.  Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 19, 2012. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2011 (discussed above under “Bank Loans and Earnings Credit”).

18	Semiannual Report 2011

Supplemental Information

June 30, 2011 (Unaudited)

A.  Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its investment adviser and, as applicable, Sub-Advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 13, 2011, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 13, 2011 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 13, 2011 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended September 30, 2010) compared with performance universes created by Lipper of similar or peer group funds, (b) for sub-advised Funds, performance rankings (over multiple years ended September 30, 2010) compared with customized performance groups created by Lipper containing only sub-advised funds, and (c) expense rankings (over multiple years ended September 30, 2010) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—

For Funds with multiple Sub-Advisers, performance rankings (over multiple years ended September 30, 2010) compared with appropriate Lipper categories and customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2010) compared with the Fund’s benchmark and appropriate Lipper categories;

—

The results of performance and expense screens designed to identify Funds whose expenses and/or performance may require particularly-close review, and information from the Adviser and/or portfolio manager describing the reasons for such Fund’s performance or expense levels;

—	Information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2010; and
—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; the possible cost savings by the Adviser, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased Fund size; and information regarding payments to financial intermediaries.

2011 Semiannual Report	19

Supplemental Information (Continued)

June 30, 2011 (Unaudited)

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—

The terms of the Advisory Agreements, including a list of services performed by the Adviser; how the services provided differ from those typically performed by an investment adviser for registered investment companies and other accounts; the Adviser’s responsibility for making investment decisions, and for following investment objectives, policies, and restrictions; the Adviser’s responsibility for selecting and deselecting Sub-Advisers, and for making allocation determinations; the Adviser’s standard of care; and termination provisions;

—

The Adviser’s personnel and methods, including the education, experience, and number of advisory personnel; the Adviser’s assessment of its ability to attract and retain capable advisory and administrative personnel, including incentive and retirement plans; the Adviser’s investment management process, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; compensation of the Adviser’s personnel with primary responsibility for portfolio management of the Trust’s assets; time and attention of the Adviser’s investment supervisory personnel devoted to the investment portfolios of the Trust; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers.

—	Litigation pending, threatened or settled involving the Adviser, and the results of any audits, investigations or examinations of the Securities and Exchange Commission;
—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization;
—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; and

—	The Adviser’s profitability in providing services under the Advisory Agreements, together with an explanation of the Adviser’s methodology in calculating its profitability.

Each Trustee was assigned certain Funds for which to perform a comprehensive, in-depth review prior to the January 13, 2011 meeting. At the January 13, 2011 meeting, each Trustee presented the results of his or her review to the Board, which then considered and discussed the results of each review in detail.

At the January 13, 2011 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 13, 2011 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2011.

At the March 10, 2011 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 13, 2011 Board meeting. After extensive discussion and consideration among

20	Semiannual Report 2011

themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance;

—

The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreements and mutual fund industry norms;

—	The cost of services provided by the Adviser to each Fund and the profits realized were fair and reasonable in relation to the services and benefits provided to each Fund; and

—

The shareholders of each Fund have appropriately benefitted from economies of scale, either directly through expense caps, fee waivers, and/or breakpoints, or, in the case of funds of funds, indirectly through the realization of expense caps, fee waivers, and/or breakpoints at the underlying fund’s fee level.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

2011 Semiannual Report	21

Management Information

June 30, 2011 (Unaudited)

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	84	Director of
Dentsply
				International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	84	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	84	None

22	Semiannual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	84	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	84	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	84	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	84	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Semiannual Report	23

Management Information (Continued)

June 30, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Semiannual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406. (Continued)

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Dorothy Sanders 1955	Chief Compliance Officer since October 2007	Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 through October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Semiannual Report	25

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: August 22, 2011

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: August 22, 2011

* Print the name and title of each signing officer under his or her signature.